UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

College Retirement Equities Fund

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2018

Item 1. Reports to Stockholders.

Annual Report  ■  December 31, 2018

College Retirement
Equities Fund

The annual report contains the audited financial statements.

Account name	Class R1	Class R2	Class R3
Stock Account	QCSTRX	QCSTPX	QCSTIX
Global Equities Account	QCGLRX	QCGLPX	QCGLIX
Growth Account	QCGRRX	QCGRPX	QCGRIX
Equity Index Account	QCEQRX	QCEQPX	QCEQIX
Bond Market Account	QCBMRX	QCBMPX	QCBMIX
Inflation-Linked Bond Account	QCILRX	QCILPX	QCILIX
Social Choice Account	QCSCRX	QCSCPX	QCSCIX
Money Market Account	QCMMRX	QCMMPX	QCMMIX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the CREF Accounts’ (the “Accounts”) annual and semiannual reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive these reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive reports and other communications from the Accounts electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you hold your Account units through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Account units.

If you invest in the Accounts through a TIAA Account, you may elect to continue to receive all future reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 877-518-9161 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds held through your financial intermediary or, if you invest through a TIAA Account, to all funds held with the Accounts and any other investment companies within the same group of related investment companies.

Understanding this report

This annual report contains information about the CREF variable annuity accounts and describes their results for the twelve months ended December 31, 2018. The report contains four main sections:

•	A letter to participants from Carol Deckbar, Principal Executive Officer, CREF; Executive Vice President, TIAA Institutional Investments and Endowment Services.
•	The account performance section compares each account’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each account had investments as of December 31, 2018.
•	The financial statements provide detailed information about the operations and financial condition of each account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any account, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 877-518-9161. We urge you to read the prospectus carefully before investing.

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Letter to CREF participants

Global equity markets became more volatile in 2018, serving as a reminder to investors that downturns can and do occur. After nearly a decade-long stretch of strong performance, the sharp decline near the year’s end caught some investors off guard. Nevertheless, the U.S. economy remained strong with moderate inflation. The U.S. unemployment rate fell to its lowest level in nearly 50 years, and wage growth continued. In response to the economy’s strength, the Federal Reserve increased the federal funds target rate four times to 2.25%–2.50%. Overseas, growth in Europe slowed, while returns in emerging markets were hurt by rising interest rates and a stronger U.S. dollar. In the fixed-income markets, U.S. Treasury yields increased, which dampened returns as bond prices move in the opposite direction of yields.

•	Returns for the five CREF Accounts with significant exposure to U.S. equities ranged from –12.6% for the Global Equities Account to –2.7% for the Growth Account.
•	The Bond Market Account returned –0.4% for the year, and the Inflation-Linked Bond Account returned –0.7%.
•	Seven out of the eight CREF Accounts lagged their respective benchmarks.
•	All account returns are for Class R1.

Most CREF Accounts produced negative returns in 2018

For the twelve-month period, seven out of eight CREF Accounts had negative performance. Among domestic equities, growth stocks performed better than value shares, and large-cap stocks generally outperformed mid- and small-cap equities. International stocks trailed U.S. stocks, while fixed-income securities generally outperformed equities.

Looking at individual account performance, the Stock Account, which is the largest CREF Account in terms of net assets, returned –9.9%, lagging its composite benchmark. The Growth Account returned –2.7%, also trailing its benchmark’s return of –1.5% due to certain stock selections.

The Equity Index Account, which returned –5.6%, and the Inflation-Linked Bond Account, which declined 0.7%, lagged their respective benchmarks by modest margins, mostly due to the effect of expenses. The Money Market Account also trailed its benchmark.

The Social Choice Account returned –4.5%, slightly outpacing the 4.6% decline of its benchmark due to advantageous portfolio allocations.

The Global Equities Account returned –12.6%, which trailed its benchmark’s return of –9.4% in a difficult environment for foreign equities.

The Bond Market Account returned –0.4%, trailing its benchmark, the Bloomberg Barclays US. Aggregate Bond Index, primarily due to an underweight allocation in U.S. Treasuries.

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For full details on all CREF Accounts, please see the commentaries on the following pages.

Global equity markets posted losses

The broad U.S. stock market, as measured by the Russell 3000 Index, returned –5.2% for the twelve months. Concerns about rising interest rates, trade tensions with China and a decelerating global economy weighed on markets in the latter months of the period.

Foreign equities, as represented in U.S.-dollar terms by the MSCI EAFE Index, declined more sharply, posting a return of –13.8%.

U.S. investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays U.S.

Aggregate Bond Index, were essentially flat for the year, reflecting the impact of four interest-rate increases by the Federal Reserve. Yields on U.S. Treasury securities were also affected by the Fed’s actions, rising during the period, with greater increases occurring among shorter-term bonds.

Carol Deckbar

Maintain perspective during periods of increased volatility

Periodic corrections are a normal part of investing in the stock market and have occurred frequently throughout the course of history. Perhaps the most important thing to remember during periods of volatility is to avoid overreacting. We believe that investment decisions should be based on a current assessment of long-term goals and personal risk tolerance, rather than emotions. Attempts to time stock market declines and rallies are rarely successful. We believe that investors who can ride out the market’s inevitable ups and downs have a greater chance of achieving more consistent investment results over the long term. The market’s strong start in 2019 illustrates this point.

As always, we recommend that you consult your financial advisor or call a TIAA financial consultant with any questions about your investments. To learn more, visit us at TIAA.org or call 800-842-2252. We would be happy to assist you.

/s/ Carol W. Deckbar

Carol W. Deckbar

Principal Executive Officer, CREF

Executive Vice President, TIAA Institutional Investments and Endowment Services

College Retirement Equities Fund ■ 2018 Annual Report	5

Information for CREF participants

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports, instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of CREF’s holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Account management

The CREF Accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

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About the accounts’ benchmarks

CREF Stock Account

The Account’s composite benchmark is a weighted average of two unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World ex USA Investable Market Index, which measures the performance of small-, mid- and large-cap stocks in 46 developed- and emerging-markets nations throughout the world, excluding the United States.

The Morningstar Aggressive Target Risk Index is a broad-based securities market index for the Stock Account and has a 95% global equity market exposure and a multi-asset class exposure that is similar to the Stock Account.

CREF Global Equities Account

On May 1, 2018, the benchmark for the Global Equities Account changed from the MSCI World Index to the MSCI All Country World Index (ACWI). The MSCI ACWI measures the performance of large- and mid-capitalization stocks in 23 developed-markets countries and 24 emerging-markets countries.

CREF Growth Account

The Account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF Equity Index Account

The Account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF Bond Market Account

The Account’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

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About the accounts’ benchmarks

CREF Inflation-Linked Bond Account

The Account’s benchmark is the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, which measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

CREF Social Choice Account

The Account’s composite benchmark is a weighted average of three unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market; the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stock performance in 22 developed-markets nations, excluding the United States.

On May 1, 2018, the Morningstar Moderate Target Risk Index was added as a broad-based securities market index for the Social Choice Account. This index is part of a family of five indexes covering equity risk preferences ranging from aggressive to conservative. The index has a multi-asset class exposure (60% global equity, 40% global fixed income) that is similar to the Social Choice Account.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000® and Russell 3000 are trademarks and service marks of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

8	2018 Annual Report ■ College Retirement Equities Fund

Important information about expenses

All participants in the CREF Accounts incur ongoing costs, including management fees and other account expenses.

The expense examples for each Class that appear in this report are intended to help you understand your ongoing costs (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF Accounts do not incur a sales charge for purchases or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2018–December 31, 2018).

Actual expenses

The first section in each table uses the Account’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second section in the table shows hypothetical account values and expenses based on the Account’s actual expense ratio for each Class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

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CREF Stock Account

Performance for the twelve months ended December 31, 2018

The CREF Stock Account returned –9.86% for the year, compared with the –8.12% return of its composite benchmark, a weighted average of the Russell 3000® Index and the MSCI All Country World (ACWI) ex USA Investable Market Index (IMI). (All returns for the Account are for Class R1.)

The U.S. economy grew at a solid pace in 2018, while inflation remained moderate. The unemployment rate fell to 3.7%—its lowest level in nearly 50 years—before ending the period at 3.9% on December 31, 2018. Wage growth increased and consumer confidence was strong. The Federal Reserve raised the federal funds target rate four times during the year, increasing the key short-term interest-rate measure to 2.25%–2.50%. Oil prices declined, while concerns over rising rates and slower global economic growth caused volatility late in the period. The broad U.S. stock market, as measured by the Russell 3000 Index, declined 5.24%. Growth stocks outperformed value shares, and large-cap stocks surpassed mid- and small-cap equities. (Returns by investment style and capitalization size are based on the Russell indexes.)

The MSCI ACWI ex USA IMI, which measures the performance of mid- and large-cap stocks in 46 developed- and emerging-markets countries outside the United States, declined 14.76% in U.S.-dollar terms for the twelve months, underperforming U.S. stocks. Equity prices fell in both developed- and emerging-markets countries.

Account trailed its composite benchmark

The Account lagged its benchmark for the twelve-month period as certain holdings did not perform as anticipated. An out-of-benchmark investment in Australia-based titanium dioxide producer Tronox was the leading detractor, followed by overweight positions in U.S. shale producer Parsley Energy and information technology services firm DXC Technology. On the positive side, the Account benefited from an overweight in salesforce.com, a developer of customer relationship management software. An underweight position in industrial conglomerate General Electric and an overweight in electricity generator FirstEnergy were also beneficial.

The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Stock Account

Performance as of December 31, 2018

CREF Stock Account		Total	Average annual				Estimated annual
		return	total return				operating
	Inception date	1 year	5 years		10 years		expenses	*
Class R1	7/31/1952	–9.86%	4.88%		10.70%		0.580%
Class R2	4/24/2015	–9.69	5.08	†	10.80	†	0.370
Class R3	4/24/2015	–9.65	5.14	†	10.83	†	0.305
CREF Stock Composite Benchmark‡		–8.12	5.81		11.21		—
Broad market index
Morningstar Aggressive Target Risk Index		–8.17	5.01		10.61		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	As of the close of business on December 31, 2018, the CREF Stock Composite Benchmark consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Investable Market Index. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

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CREF Stock Account

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the values of the Account’s composite benchmark and a broad market index during the same period. The performance of other Classes varies due to differences in expense charges.

Expense example

Six months ended December 31, 2018

	Beginning account value	Ending account value	Expenses paid during period	*
CREF Stock Account	(7/1/18)	(12/31/18)	(7/1/18–12/31/18)
Actual return
Class R1	$1,000.00	$ 894.06	$2.43
Class R2	1,000.00	894.86	1.58
Class R3	1,000.00	895.07	1.39
5% annual hypothetical return
Class R1	1,000.00	1,022.63	2.60
Class R2	1,000.00	1,023.54	1.68
Class R3	1,000.00	1,023.74	1.48

*	Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2018. The Account’s annualized six-month expense ratios for that period were 0.51% for Class R1, 0.33% for Class R2 and 0.29% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses
Net expense ratio for the one-year period ended 12/31/2018
Class R1	0.53%
Class R2	0.34%
Class R3	0.30%

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CREF Stock Account

Account profile
as of 12/31/2018
Net assets	$103.84 billion
Portfolio turnover rate	55%
Number of holdings	9,605
Weighted median market capitalization	$43.80 billion
Price/earnings ratio (weighted 12-month trailing average)*	17.74

*	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition
Sector	% of net assets as of 12/31/2018
Information technology	16.9
Financials	15.3
Health care	13.0
Industrials	10.6
Consumer discretionary	10.6
Communication services	8.5
Consumer staples	7.2
Energy	5.6
Materials	4.8
Real estate	3.8
Utilities	2.9
Short-term investments, other assets & liabilities, net	0.8
Total	100.0
Holdings by company size
Market capitalization	% of equity investments as of 12/31/2018
More than $50 billion	45.4
More than $15 billion-$50 billion	23.6
More than $2 billion-$15 billion	24.1
$2 billion or less	6.9
Total	100.0

Holdings by country
% of portfolio investments as of 12/31/2018
United States	66.6
Japan	5.3
United Kingdom	3.7
China	2.4
France	2.3
Canada	2.0
Germany	1.6
Switzerland	1.6
65 other nations	12.5
Short-term investments	2.0
Total	100.0

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CREF Global Equities Account

Performance for the twelve months ended December 31, 2018

The CREF Global Equities Account returned –12.56% for the year, compared with the –9.42% return of its benchmark, the MSCI All Country World Index (ACWI). (All returns for the Account are for Class R1.)

During the twelve-month period, declines in foreign equities exceeded those of U.S. equities amid slowing economic growth in many parts of the world and rising global trade tensions. Stock prices fell in both developed- and emerging-markets countries. GDP in the 19-nation euro area grew at its slowest pace in four years during the third quarter of 2018, with notable contractions in the economies of Germany and Italy. China’s economic growth slowed to 6.5% in the third quarter, its worst year-over-year performance since 2009, while Japan struggled with natural disasters and declining exports. Emerging-markets countries wrestled with the effects of rising interest rates and a stronger U.S. dollar.

The U.S. Federal Reserve raised the federal funds target rate four times during the period, increasing the key short-term interest-rate measure to 2.25%–2.50%. In September, the European Central Bank indicated it would leave benchmark interest rates at their low levels until at least the summer of 2019. The Bank of England raised its benchmark interest rate to 0.75% in August; toward the end of the year, however, the bank noted that uncertainty over the United Kingdom’s plan to exit the European Union was evident in financial markets.

In this challenging period, all 23 of the developed markets and most of the 24 emerging markets in the MSCI ACWI declined in U.S.-dollar terms.

Account trailed its benchmark

Many of the Account’s holdings had negative performance during the period. The largest detractors were overweight positions in Netherlands-based bank ING Groep, Las Vegas-based casino resort operator Wynn Resorts and U.S. information technology services provider DXC Technology.

On the positive side, the top contributors were overweight positions in networking giant Cisco Systems, software developer salesforce.com and digital transactions pioneer PayPal.

The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Global Equities Account

Performance as of December 31, 2018

CREF Global Equities Account		Total return	Average annual total return				Estimated annual operating
	Inception date	1 year	5 years		10 years		expenses	*
Class R1	5/1/1992	–12.56%	3.35%		9.36%		0.610%
Class R2	4/24/2015	–12.40	3.54	†	9.46	†	0.400
Class R3	4/24/2015	–12.36	3.60	†	9.49	†	0.335
MSCI ACWI Index‡	—	–9.42	4.26		9.46		—
MSCI World Index	—	–8.71	4.56		9.67		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	On May 1, 2018, the benchmark for the Global Equities Account changed from the MSCI World Index to the MSCI All Country World Index (ACWI). For more information, please see the Account’s current prospectus.

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the values of the Account’s new and old benchmarks during the same period. The performance of other Classes varies due to differences in expense charges.

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CREF Global Equities Account

Expense example

Six months ended December 31, 2018

CREF Global Equities Account	Beginning account value (7/1/18)	Ending account value (12/31/18)	Expenses paid during period (7/1/18–12/31/18	* )
Actual return
Class R1	$1,000.00	$ 881.61	$2.37
Class R2	1,000.00	882.40	1.52
Class R3	1,000.00	882.61	1.28
5% annual hypothetical return
Class R1	1,000.00	1,022.68	2.55
Class R2	1,000.00	1,023.59	1.63
Class R3	1,000.00	1,023.84	1.38

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2018. The Account’s annualized six-month expense ratios for that period were 0.50% for Class R1, 0.32% for Class R2 and 0.27% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2018
Class R1	0.53%
Class R2	0.35%
Class R3	0.30%

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CREF Global Equities Account

Account profile

as of 12/31/2018
Net assets	$18.21 billion
Portfolio turnover rate	77%
Number of holdings	2,925
Weighted median market capitalization	$56.33 billion
Price/earnings ratio (weighted 12-month trailing average)*	16.59

*	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

Sector	% of net assets as of 12/31/2018
Information technology	16.6
Financials	14.6
Consumer discretionary	13.2
Health care	13.1
Industrials	11.0
Communication services	7.8
Consumer staples	7.7
Energy	6.1
Materials	5.3
Real estate	1.7
Utilities	1.5
Short-term investments, other assets & liabilities, net	1.4
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2018
More than $50 billion	52.0
More than $15 billion–$50 billion	23.1
More than $2 billion–$15 billion	22.6
$2 billion or less	2.3
Total	100.0

Holdings by country

% of portfolio investments as of 12/31/2018
United States	57.0
Japan	6.7
United Kingdom	5.5
China	3.5
France	3.2
Switzerland	2.5
Canada	2.3
Netherlands	2.1
49 other nations	14.4
Short-term investments	2.8
Total	100.0

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CREF Growth Account

Performance for the twelve months ended December 31, 2018

The CREF Growth Account returned –2.69% for the year, compared with the –1.51% return of its benchmark, the Russell 1000® Growth Index. (All returns for the Account are for Class R1.)

The U.S. economy grew at a solid pace in 2018, while inflation remained moderate. The unemployment rate fell to 3.7%—its lowest level in nearly 50 years—before ending the period at 3.9% on December 31, 2018. Wage growth increased and consumer confidence was strong. The Federal Reserve responded to the growing economy by raising the federal funds target rate four times during the period, increasing the key short-term interest-rate measure to 2.25%–2.50%. Oil prices declined for the year, falling sharply over the final three months of the period. Concerns over rising interest rates, trade tensions with China and a decelerating global economy weighed on markets in the latter months of the period.

The broad U.S. stock market, as measured by the Russell 3000® Index, declined 5.24% for the twelve-month period as performance was negative across investment styles and capitalization sizes. Growth stocks performed better than value shares, and large-cap stocks surpassed mid- and small-cap equities. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended December 31, 2018, the Russell 1000 Growth Index recorded an annual average return of 15.29%, compared with the 11.18% average annual return of the Russell 1000 Value Index.

Account trailed its benchmark

Seven of the eleven industry sectors in the Russell 1000 Growth Index posted losses for the year. Energy (down 29.9%) was the worst-performing sector, reflecting the decline in oil prices. Next came materials (down 14.6%), communication services (down 11.1%) and industrials (down 10.1%), the latter detracting most from the benchmark’s return. Together, these four sectors represented more than one-quarter of the benchmark’s total market capitalization on December 31, 2018. The sectors with positive performance were utilities (up 9.2%)—the benchmark’s smallest sector—consumer discretionary (up 5.2%), information technology (up 4.5%) and health care (up 4.1%).

The Account underperformed its benchmark mostly due to security selections that did not perform as anticipated. An underweight position in Starbucks had the greatest negative impact on relative performance. Holdings in semiconductor maker Broadcom and an out-of-index position in Chinese Internet provider Tencent Holdings also detracted from relative performance.

By contrast, the Account’s relative performance benefited from overweight positions in software firm salesforce.com and financial software developer Intuit. An overweight in media holding company IAC/Interactive also contributed.

18	2018 Annual Report ■ College Retirement Equities Fund

CREF Growth Account

Performance as of December 31, 2018

CREF Growth Account		Total return	Average annual total return				Estimated annual operating
	Inception date	1 year	5 years		10 years		expenses	*
Class R1	4/29/1994	–2.69%	9.61%		14.67%		0.530%
Class R2	4/24/2015	–2.51	9.81	†	14.78	†	0.320
Class R3	4/24/2015	–2.46	9.87	†	14.81	†	0.255
Russell 1000® Growth Index	—	–1.51	10.40		15.29		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period. The performance of other Classes varies due to differences in expense charges.

College Retirement Equities Fund ■ 2018 Annual Report	19

CREF Growth Account

Expense example

Six months ended December 31, 2018

CREF Growth Account	Beginning account value (7/1/18)	Ending account value (12/31/18)	Expenses paid during period (7/1/18–12/31/18	* )
Actual return
Class R1	$1,000.00	$ 901.00	$2.11
Class R2	1,000.00	901.81	1.25
Class R3	1,000.00	902.03	1.05
5% annual hypothetical return
Class R1	1,000.00	1,022.99	2.24
Class R2	1,000.00	1,023.89	1.33
Class R3	1,000.00	1,024.10	1.12

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2018. The Account’s annualized six-month expense ratios for that period were 0.44% for Class R1, 0.26% for Class R2 and 0.22% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2018
Class R1	0.46%
Class R2	0.28%
Class R3	0.24%

20	2018 Annual Report ■ College Retirement Equities Fund

CREF Growth Account

Account profile

as of 12/31/2018
Net assets	$23.23 billion
Portfolio turnover rate	62%
Number of holdings	598
Weighted median market capitalization	$90.11 billion
Price/earnings ratio (weighted 12-month trailing average)*	26.45

*	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

Sector	% of net assets as of 12/31/2018
Information technology	34.4
Consumer discretionary	16.3
Health care	13.9
Communication services	13.6
Industrials	10.7
Financials	3.9
Consumer staples	3.9
Materials	1.9
Energy	0.6
Real estate	0.5
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2018
More than $50 billion	62.5
More than $15 billion–$50 billion	22.2
More than $2 billion–$15 billion	15.1
$2 billion or less	0.2
Total	100.0

College Retirement Equities Fund ■ 2018 Annual Report	21

CREF Equity Index Account

Performance for the twelve months ended December 31, 2018

The CREF Equity Index Account returned –5.59% for the year, compared with the –5.24% return of its benchmark, the Russell 3000® Index. (All returns for the Account are for Class R1.)

For the twelve-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.

The U.S. economy grew at a solid pace in 2018, while inflation remained moderate. The unemployment rate fell to 3.7%—its lowest level in nearly 50 years—before ending the period at 3.9% on December 31, 2018. Wage growth increased and consumer confidence was strong. The Federal Reserve responded to the growing economy by raising the federal funds target rate four times during the period, increasing the key short-term interest-rate measure to 2.25%–2.50%. Oil prices declined for the year, falling sharply over the final three months of the period. Concerns over rising interest rates, trade tensions with China and a decelerating global economy weighed on markets in the latter months of the period.

The performance of the broad U.S. stock market, as measured by the Russell 3000 Index, was negative across investment styles and capitalization sizes. Growth stocks performed better than value shares, and large-cap stocks surpassed mid- and small-cap equities. (Returns by investment style and capitalization size are based on the Russell indexes.)

Financials and industrials led the benchmark’s decline

Eight of the eleven industry sectors in the Russell 3000 Index posted losses for the year. The worst-performing sectors were energy (down 19.8%), materials (down 17.4%) and industrials (down 14.0%). Financials (down 12.7%)—the benchmark’s second-largest sector—detracted most from the index’s return amid concerns that rising short-term interest rates would reduce banks’ profits. Together, these four sectors represented more than one-third of the benchmark’s total market capitalization on December 31, 2018. The sectors with positive performance were health care (up 5.2%), utilities (up 4.5%) and information technology (up 3.1%), which was the index’s largest sector.

For the twelve-month period, four of the benchmark’s five largest stocks outperformed the benchmark’s overall return. Amazon.com performed best with strong double-digit gains, followed by Microsoft. Berkshire Hathaway posted a single-digit rise. Johnson & Johnson declined amid uncertainty about drug prices but outpaced the benchmark’s return. Apple slightly underperformed the index as concerns about U.S.-Chinese trade issues and slowing global growth weighed on the stock.

22	2018 Annual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Performance as of December 31, 2018

CREF Equity Index Account		Total	Average annual				Estimated annual
		return	total return				operating
	Inception date	1 year	5 years		10 years		expenses	*
Class R1	4/29/1994	–5.59%	7.40%		12.69%		0.505%
Class R2	4/24/2015	–5.41	7.60	†	12.80	†	0.295
Class R3	4/24/2015	–5.37	7.66	†	12.83	†	0.230
Russell 3000® Index	—	–5.24	7.91		13.18		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period. The performance of other Classes varies due to differences in expense charges.

College Retirement Equities Fund ■ 2018 Annual Report	23

CREF Equity Index Account

Expense example

Six months ended December 31, 2018

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Equity Index Account	(7/1/18)	(12/31/18)	(7/1/18–12/31/18)
Actual return
Class R1	$1,000.00	$ 916.69	$2.03
Class R2	1,000.00	917.51	1.16
Class R3	1,000.00	917.73	0.92
5% annual hypothetical return
Class R1	1,000.00	1,023.09	2.14
Class R2	1,000.00	1,024.00	1.22
Class R3	1,000.00	1,024.25	0.97

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2018. The Account’s annualized six-month expense ratios for that period were 0.42% for Class R1, 0.24% for Class R2 and 0.19% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2018
Class R1	0.44%
Class R2	0.26%
Class R3	0.21%

24	2018 Annual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Account profile

as of 12/31/2018
Net assets	$16.83 billion
Portfolio turnover rate	3%
Number of holdings	2,839
Weighted median market capitalization	$67.26 billion
Price/earnings ratio (weighted 12-month trailing average)*	19.89

*	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition
% of net assets
Sector	as of 12/31/2018
Information technology	19.8
Health care	14.9
Financials	13.8
Consumer discretionary	10.2
Industrials	9.9
Communication services	9.1
Consumer staples	6.6
Energy	4.9
Real estate	3.9
Utilities	3.3
Materials	3.0
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 12/31/2018
More than $50 billion	54.4
More than $15 billion-$50 billion	22.6
More than $2 billion-$15 billion	19.0
$2 billion or less	4.0
Total	100.0

College Retirement Equities Fund ■ 2018 Annual Report	25

CREF Bond Market Account

Performance for the twelve months ended December 31, 2018

The CREF Bond Market Account returned –0.41% for the year, compared with the 0.01% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. (All returns for the Account are for Class R1.)

During the twelve-month period, the U.S. economy continued to grow at a solid pace. The unemployment rate fell to 3.7%, its lowest level in nearly 50 years, before ending the period at 3.9% on December 31, 2018. Wages grew at the fastest rate in nearly a decade, and, in October, consumer confidence reached its highest level since 2000 before declining in November. Annual core inflation, which includes all items except food and energy, was moderate at 2.2% in December. The price of oil declined for the year, falling sharply over the final three months of the period, while the U.S. dollar strengthened.

The Federal Reserve raised the federal funds target rate four times during the period, increasing the key short-term interest-rate measure to 2.25%–2.50%. Fed policymakers were criticized for rate increases amid declining stock markets and evidence of a slowing global economy late in the year. Chairman Jerome Powell said the Fed would be “patient” with monetary policy in 2019. Yields on U.S. Treasury securities of all maturities rose during the period, but the increases were greatest among shorter-term investments. In August, the Bank of England raised its benchmark rate to 0.75%, while in September, the European Central Bank indicated it would leave benchmark interest rates unchanged until at least the summer of 2019.

Account underperformed its benchmark during the period

For the twelve-month period, the Account’s benchmark returns were driven primarily by mortgaged-backed securities, which gained 1.0% and accounted for 27.7% of the index’s total market capitalization at period-end. U.S. Treasuries, the largest index sector with a weighting of 37.6%, and asset-backed securities (ABS), one of the smallest sectors at 0.5%, rose 0.9% and 1.8%, respectively. By contrast, corporate bonds, which represented 25.2% of the index, declined 2.5%, while the smallest sector in the benchmark, municipal bonds, fell 1.6%.

The Account underperformed its benchmark during the period, primarily as a result of an underweight position in U.S. Treasuries, which outperformed the index. Overweighted positions in government credit securities, commercial mortgage-backed securities and corporate bonds also detracted.

These negative effects were tempered by positive factors, including overweight positions in the stronger-performing ABS, municipals and government agency sectors. In general, the Account’s yield curve positioning across the portfolio also contributed to its relative returns, as did a small exposure to derivatives instruments.

26	2018 Annual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Performance as of December 31, 2018

CREF Bond Market Account		Total	Average annual				Estimated annual
		return	total return				operating
	Inception date	1 year	5 years		10 years		expenses	*
Class R1	3/1/1990	–0.41%	2.42%		3.57%		0.580%
Class R2	4/24/2015	–0.23	2.60	†	3.66	†	0.370
Class R3	4/24/2015	–0.19	2.66	†	3.69	†	0.305
Bloomberg Barclays U.S. Aggregate Bond Index	—	0.01	2.52		3.48		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period. The performance of other Classes varies due to differences in expense charges.

College Retirement Equities Fund ■ 2018 Annual Report	27

CREF Bond Market Account

Expense example

Six months ended December 31, 2018

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Bond Market Account	(7/1/18)	(12/31/18)	(7/1/18–12/31/18)
Actual return
Class R1	$1,000.00	$1,013.81	$2.49
Class R2	1,000.00	1,014.73	1.57
Class R3	1,000.00	1,014.96	1.37
5% annual hypothetical return
Class R1	1,000.00	1,022.74	2.50
Class R2	1,000.00	1,023.64	1.58
Class R3	1,000.00	1,023.84	1.38

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2018. The Account’s annualized six-month expense ratios for that period were 0.49% for Class R1, 0.31% for Class R2 and 0.27% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2018
Class R1	0.52%
Class R2	0.33%
Class R3	0.29%

28	2018 Annual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Account profile
as of 12/31/2018
Net assets	$13.22 billion
Portfolio turnover rate	106%
Portfolio turnover rate, excluding mortgage dollar roll transactions	91%
Number of issues	1,800
Option-adjusted duration*	5.75 years
Average maturity†	8.05 years

*	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
†	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition
% of net assets
Sector	as of 12/31/2018
Corporate bonds	23.5
Mortgage-backed securities	21.1
U.S. Treasury securities	16.2
Foreign government & corporate bonds denominated in U.S. dollars	14.4
Asset-backed securities	9.5
Commercial mortgage-backed securities	6.6
Municipal bonds	4.0
U.S. agency securities	2.3
Bank loan obligations	0.4
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	1.9
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 12/31/2018
Less than 1 year	5.8
1-3 years	17.8
3-5 years	18.4
5-10 years	41.7
Over 10 years	16.3
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 12/31/2018
U.S. Treasury & U.S. agency securities*	36.8
Aaa/AAA	15.9
Aa/AA	7.6
A/A	13.1
Baa/BBB	21.9
Ba/BB	1.9
B/B	1.2
Below B/B	0.4
Non-rated	1.2
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

College Retirement Equities Fund ■ 2018 Annual Report	29

CREF Inflation-Linked Bond Account

Performance for the twelve months ended December 31, 2018

The CREF Inflation-Linked Bond Account returned –0.72% for the period, compared with the –0.25% return of its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. (All returns for the Account are for Class R1.)

During the twelve-month period, the U.S. economy continued to grow at a solid pace. The unemployment rate fell to 3.7%, its lowest rate in nearly 50 years, before ending the period at 3.9% on December 31, 2018. Wages grew at the fastest rate in nearly a decade, and, in October, consumer confidence reached its highest level since 2000 before declining in November. Annual core inflation, which includes all items except food and energy, was moderate at 2.2% in December. The price of oil declined for the year, falling sharply over the final three months of the period, while the U.S. dollar strengthened.

The Federal Reserve raised the federal funds target rate four times during the period, increasing the key short-term interest-rate measure to 2.25%–2.50%. Fed policymakers were criticized by the White House for rate increases amid declining stock markets and evidence of a slowing global economy late in the year. Chairman Jerome Powell said the Fed would be “patient” with monetary policy in 2019. Yields on U.S. Treasury securities of all maturities rose during the period, but the increases were greatest among shorter-term investments. In August, the Bank of England raised its benchmark rate to 0.75%, while in September, the European Central Bank indicated it would leave benchmark interest rates unchanged until at least the summer of 2019.

TIPS underperformed the broader bond market

In 2018, the performance of the TIPS 1–10 Year Index fell short of the 0.01% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. Most fixed-income securities struggled to record gains amid rising interest rates and a strong U.S. economy. Inflation-protected securities were restrained by continued moderate inflation.

The Account underperformed its benchmark primarily due to its expense charge. The Account’s return includes a deduction for expenses, while the benchmark’s does not. Since the Account’s portfolio resembled the composition of its benchmark, the above discussion of the benchmark’s performance also applies to the Account’s performance. Security selection and yield curve positioning among the Account’s U.S. Treasury holdings also detracted slightly from relative performance.

During the period, the Account’s portfolio managers kept the Account’s duration—a measure of its sensitivity to interest-rate changes—close to that of the TIPS 1–10 Year Index. This strategy helped the Account’s risk and reward characteristics to more closely resemble those of its benchmark.

30	2018 Annual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Performance as of December 31, 2018

CREF Inflation-Linked Bond Account		Total return	Average annual total return				Estimated annual operating
	Inception date	1 year	5 years		10 years		expenses	*
Class R1	5/1/1997	–0.72%	1.18%		3.03%		0.515%
Class R2	4/24/2015	–0.53	1.36	†	3.12	†	0.305
Class R3	4/24/2015	–0.49	1.42	†	3.15	†	0.240
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index	—	–0.25	1.20		3.06		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period. The performance of other Classes varies due to differences in expense charges.

College Retirement Equities Fund ■ 2018 Annual Report	31

CREF Inflation-Linked Bond Account

Expense example

Six months ended December 31, 2018

CREF Inflation-Linked Bond Account	Beginning account value (7/1/18)	Ending account value (12/31/18)	Expenses paid during period (7/1/18–12/31/18	* )
Actual return
Class R1	$1,000.00	$ 993.31	$2.16
Class R2	1,000.00	994.21	1.26
Class R3	1,000.00	994.44	1.01
5% annual hypothetical return
Class R1	1,000.00	1,023.04	2.19
Class R2	1,000.00	1,023.95	1.28
Class R3	1,000.00	1,024.20	1.02

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2018. The Account’s annualized six-month expense ratios for that period were 0.43% for Class R1, 0.25% for Class R2 and 0.20% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses
Net expense ratio for the one-year period ended 12/31/2018
Class R1	0.45%
Class R2	0.26%
Class R3	0.22%

32	2018 Annual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Account profile
as of 12/31/2018
Net assets	$6.34 billion
Portfolio turnover rate	21%
Number of issues	43
Option-adjusted duration*	4.85 years
Average maturity†	5.16 years

*	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
†	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition
% of net assets
Sector	as of 12/31/2018
U.S. Treasury securities	98.0
U.S. agency securities	0.7
Mortgage-backed securities	0.7
Foreign government & corporate bonds denominated in U.S. dollars	0.1
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 12/31/2018
1–3 years	26.1
3–5 years	27.5
5–10 years	39.6
Over 10 years	6.8
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments)
as of 12/31/2018
U.S. Treasury & U.S. agency securities*	99.7
Non-rated	0.3
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

College Retirement Equities Fund ■ 2018 Annual Report	33

CREF Social Choice Account

Performance for the twelve months ended December 31, 2018

The CREF Social Choice Account returned –4.51% for the year, compared with the –4.56% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The Account utilizes environmental, social and governance (ESG) criteria, while the benchmark does not. (All returns for the Account are for Class R1.)

Because of its ESG criteria, the Account did not invest in a number of stocks and bonds that were included in the indexes that comprise its composite benchmark. Avoiding these investments produced mixed results, but the net effect was that the Account slightly outperformed its benchmark.

The Account’s domestic equity component slightly underperformed the Russell 3000 Index. Among stocks the Account avoided, Amazon.com, Pfizer and Visa were the largest detractors, while exclusions of Facebook, General Electric and Philip Morris International made the biggest contributions. The Account’s international component outperformed the MSCI EAFE+Canada Index. Among stocks the Account excluded, British American Tobacco, German drug maker Bayer and Belgium-based Anheuser-Busch contributed the most to relative performance, while avoiding energy giant Royal Dutch Shell, Australian mining company BHP Group and pan-Asian life insurance firm AIA Group detracted most.

Account’s international and fixed-income components aided relative performance

To compensate for the Account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its composite benchmark.

Among the Account’s domestic holdings, underweight investments in Apple, Johnson & Johnson and Verizon detracted most from performance relative to the Russell 3000 Index. Conversely, the top-contributing domestic holdings were overweight positions in Netflix and drug makers Eli Lilly and Merck.

In the international component of the Account, the main contributors to performance relative to the MSCI EAFE+Canada Index were an underweight position in Nestlé, an overweight investment in British telecommunications firm Sky and an underweight position in French drug maker Sanofi. Somewhat offsetting these contributors, an underweight position in Swiss pharmaceutical company Novartis and overweight positions in Canadian energy producer Encana and Japanese mining company Sumitomo were the main detractors.

The Account’s fixed-income component outperformed the Bloomberg Barclays U.S. Aggregate Bond Index. Account holdings in the corporate, municipals and government agency sectors contributed most to performance relative to this index, while holdings in the U.S. Treasury and mortgage-backed securities sectors detracted.

34	2018 Annual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Performance as of December 31, 2018

CREF Social Choice Account		Total return	Average annual total return				Estimated annual operating
	Inception date	1 year	5 years		10 years		expenses	*
Class R1	3/1/1990	–4.51%	4.21%		8.30%		0.540%
Class R2	4/24/2015	–4.33	4.40	†	8.40	†	0.330
Class R3	4/24/2015	–4.29	4.46	†	8.43	†	0.265
CREF Social Choice Composite Benchmark‡	—	–4.56	4.69		8.49		—
Broad market indexes
Morningstar Moderate Target Risk Index§	—	–4.76	4.08		7.97		—
Russell 3000® Index	—	–5.24	7.91		13.18		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	As of the close of business on December 31, 2018, the CREF Social Choice Composite Benchmark consisted of: 42.0% Russell 3000 Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI EAFE+Canada Index. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	On May 1, 2018, the Morningstar Moderate Target Risk Index was added as an additional broad-based securities market index for the Social Choice Account. For more information, please see the Account’s current prospectus.

College Retirement Equities Fund ■ 2018 Annual Report	35

CREF Social Choice Account

$10,000 over 10 years (Class R1)

For the purpose of comparison, the graph also shows the change in the values of the Account’s composite benchmark and broad market indexes during the same period. The performance of other Classes varies due to differences in expense charges.

Expense example

Six months ended December 31, 2018

CREF Social Choice Account	Beginning account value (7/1/18)	Ending account value (12/31/18)	Expenses paid during period (7/1/18–12/31/18	* )
Actual return
Class R1	$1,000.00	$ 955.23	$2.22
Class R2	1,000.00	956.09	1.33
Class R3	1,000.00	956.32	1.08
5% annual hypothetical return
Class R1	1,000.00	1,022.94	2.29
Class R2	1,000.00	1,023.84	1.38
Class R3	1,000.00	1,024.10	1.12

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2018. The Account’s annualized six-month expense ratios for that period were 0.45% for Class R1, 0.27% for Class R2 and 0.22% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2018
Class R1	0.47%
Class R2	0.28%
Class R3	0.24%

36	2018 Annual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Account profile

as of 12/31/2018
Net assets	$12.86 billion
Portfolio turnover rate	52%
Portfolio turnover rate, excluding mortgage dollar roll transactions	47%
Equity segment
Number of holdings	1,113
Weighted median market capitalization	$42.33 billion
Price/earnings ratio (weighted 12-month trailing average)*	18.07
Fixed-income segment
Number of issues	775
Option-adjusted duration†	5.82 years
Average maturity‡	9.34 years

*	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.
†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

Sector	% of net assets as of 12/31/2018
Equities	57.1
Fixed-income securities	41.9
Short-term investments, other assets & liabilities, net	1.0
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2018
More than $50 billion	42.6
More than $15 billion-$50 billion	36.5
More than $2 billion-$15 billion	18.8
$2 billion or less	2.1
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 12/31/2018
Less than 1 year	2.9
1–3 years	15.1
3–5 years	18.3
5–10 years	39.1
Over 10 years	24.6
Total	100.0

College Retirement Equities Fund ■ 2018 Annual Report	37

CREF Money Market Account

Performance for the twelve months ended December 31, 2018

The CREF Money Market Account returned 1.05% for the year, compared with the 1.42% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. (All returns for the Account are for Class R1.)

During the twelve-month period, the U.S. economy continued to grow at a solid pace. Unemployment fell to 3.7%, its lowest rate in nearly 50 years, before ending the period at 3.9%. Wage growth increased and consumer confidence was strong. Annual core inflation, which includes all items except food and energy, was moderate at 2.2% in December. The Federal Reserve raised the federal funds target rate four times during the period, increasing the key short-term interest-rate measure to 2.25%–2.50%. Chairman Jerome Powell indicated that the Fed would be “patient” with monetary policy in 2019. Yields on U.S. Treasury securities of all maturities rose during the period, but the increases were greatest among shorter-term investments (bond yields move in the opposite direction of prices).

Money market funds benefited from a high issuance of short-term Treasury Bills late in the period, which lowered prices and increased yields, as well as from the introduction of a new two-month maturity Treasury Bill, which provided investors with increased supply and greater flexibility of maturities.

As a result of the Fed’s actions and signals, yields on LIBOR—a key interest-rate benchmark for money market funds—continued to rise. For the twelve-month period, one-month LIBOR yields rose from 1.56% on January 2, 2018, to 2.50% on December 31, 2018. Over the same period, three-month LIBOR rose from 1.70% to 2.81%; six-month LIBOR rose from 1.84% to 2.88%; and twelve-month LIBOR rose from 2.11% to 3.01%. (LIBOR is an indication of the interest rates that banks expect to pay to other banks for loans on the London market and is the most widely used benchmark for short-term rates.)

Account gained but trailed the iMoneyNet average

In this environment of rising interest rates, the Account’s return increased, but it lagged that of the iMoneyNet government fund average, primarily due to the effect of expenses. The Account increased its exposure to longer-dated floating-rate government agency securities, which benefited performance as short-term rates increased. As of December 25, 2018, the Account’s weighted average maturity (WAM) was 43 days, versus 32 days for the iMoneyNet government fund average, and this longer WAM also benefited the Account’s relative performance. (iMoneyNet releases their data on a weekly basis, and December 25, 2018, was the last date of release for the month.)

38	2018 Annual Report ■ College Retirement Equities Fund

CREF Money Market Account

Net annualized yield for the 7 days ended December 25, 2018§

	Current yield	Effective yield
CREF Money Market Account#
Class R1	1.48%	1.50%
Class R2	2.14	2.16
Class R3	2.19	2.21
iMoneyNet Money Fund Averages™—All Government‡	1.91	1.93

The current yield more closely reflects current earnings than does the total return.

§	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of December 31, 2018

CREF Money Market Account#		Total return	Average annual total return				Estimated annual operating
	Inception date	1 year	5 years		10 years		expenses	*
Class R1	4/1/1988	1.05%	0.26%		0.14%		0.510%
Class R2	4/24/2015	1.32	0.36	†	0.19	†	0.300
Class R3	4/24/2015	1.46	0.42	†	0.22	†	0.235
iMoneyNet Money Fund Averages—All Government‡	—	1.42	0.40		0.21		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You could lose money by investing in the Money Market Account. Because the accumulation unit value of the Account will fluctuate, the value of your investment may increase or decrease. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Account’s sponsor has no legal obligation to provide support to the Account, and you should not expect that the sponsor will provide financial support to the Account at any time. The current yield more closely reflects current earnings than does the total return.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the Account does not maintain a constant value of $1.00 per accumulation unit.

#	Between July 16, 2009, and March 7, 2017, TIAA agreed to voluntarily withhold (“waive”) a portion of the 12b-1 distribution and/or administrative expenses for each class of the CREF Money Market Account when a class’ yield was less than zero. Without this waiver, the effective yields and total returns of the Money Market Account would have been lower. TIAA may, for a period of three years after the date an amount was waived, recover from the Money Market Account a portion of the amounts waived at such time as the class’ daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the class’ yield (net of all other expenses) on that day. As a result of the share class conversion on April 24, 2015, previously recoverable amounts have been allocated to the various classes.
*	The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. agencies, repurchase agreements and government-backed floating rate notes. You cannot invest directly in it.

College Retirement Equities Fund ■ 2018 Annual Report	39

CREF Money Market Account

Expense example

Six months ended December 31, 2018

CREF Money Market Account	Beginning account value (7/1/18)	Ending account value (12/31/18)	Expenses paid during period (7/1/18–12/31/18	* )
Actual return
Class R1	$1,000.00	$1,006.31	$4.30
Class R2	1,000.00	1,008.30	2.33
Class R3	1,000.00	1,009.52	1.11
5% annual hypothetical return
Class R1	1,000.00	1,020.92	4.33
Class R2	1,000.00	1,022.89	2.35
Class R3	1,000.00	1,024.10	1.12

*	“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2018. The Account’s annualized six-month expense ratios for that period were 0.85% for Class R1, 0.46% for Class R2 and 0.22% for Class R3.

For more information about this expense example, please see page 9.

Actual expenses
Net expense ratio for the one-year period ended 12/31/2018
Class R1	0.80%
Class R2	0.53%
Class R3	0.40%

Account profile
as of 12/31/2018
Net assets	$9.90 billion
Number of issues	216
Portfolio composition
Sector	% of net assets as of 12/31/2018
U.S. government agency securities	59.6
U.S. Treasury securities	20.5
Floating-rate securities, government	20.1
Other assets & liabilities, net	–0.2
Total	100.0

40	2018 Annual Report ■ College Retirement Equities Fund

Summary portfolio of investments

CREF Stock Account  ■  December 31, 2018

Principal	Issuer		Value (000)	% of net assets
GOVERNMENT BONDS
U.S. TREASURY SECURITIES			$293	0.0%
	TOTAL GOVERNMENT BONDS	(Cost $301)	293	0.0

EQUITY-LINKED NOTES
DIVERSIFIED FINANCIALS			1,639	0.0
	TOTAL EQUITY-LINKED NOTES	(Cost $1,634)	1,639	0.0

Shares	Company
COMMON STOCKS
AUTOMOBILES & COMPONENTS
4,818,489	Toyota Motor Corp		278,926	0.3
	Other		1,310,513	1.2
			1,589,439	1.5
BANKS
25,469,879	Bank of America Corp		627,578	0.6
6,882,913	Citigroup, Inc		358,324	0.3
11,307,135	JPMorgan Chase & Co		1,103,802	1.1
13,886,861	Wells Fargo & Co		639,907	0.6
	Other		5,268,860	5.1
			7,998,471	7.7
CAPITAL GOODS
1,499,482	Boeing Co		483,583	0.4
3,854,109	Honeywell International, Inc		509,205	0.5
	Other		6,622,289	6.4
			7,615,077	7.3
COMMERCIAL & PROFESSIONAL SERVICES			1,252,441	1.2
CONSUMER DURABLES & APPAREL			1,997,045	1.9
CONSUMER SERVICES
2,064,553	McDonald’s Corp		366,603	0.4
	Other		1,819,803	1.7
			2,186,406	2.1
DIVERSIFIED FINANCIALS
3,049,463	American Express Co		290,675	0.3
	Other		3,383,349	3.2
			3,674,024	3.5
ENERGY
6,366,850	Chevron Corp		692,650	0.7
3,816,184	EOG Resources, Inc		332,809	0.3
7,282,557	Exxon Mobil Corp		496,598	0.5
	Other		4,309,249	4.1
			5,831,306	5.6

See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	41

Summary portfolio of investments	continued

CREF Stock Account ■ December 31, 2018

Shares		Company	Value (000)	% of net assets
FOOD & STAPLES RETAILING
1,621,534		Costco Wholesale Corp	$330,323	0.3%
4,027,525	n	Walmart, Inc	375,164	0.4
		Other	793,912	0.8
			1,499,399	1.5
FOOD, BEVERAGE & TOBACCO
11,345,293		Coca-Cola Co	537,200	0.5
4,326,984		Philip Morris International, Inc	288,869	0.3
		Other	3,423,083	3.3
			4,249,152	4.1
HEALTH CARE EQUIPMENT & SERVICES
6,671,660		Abbott Laboratories	482,561	0.5
5,719,769		CVS Health Corp	374,759	0.4
3,637,077		Medtronic plc	330,829	0.3
2,974,278	e	UnitedHealth Group, Inc	740,952	0.7
		Other	3,540,682	3.4
			5,469,783	5.3
HOUSEHOLD & PERSONAL PRODUCTS
7,892,706		Procter & Gamble Co	725,498	0.7
		Other	1,011,138	1.0
			1,736,636	1.7
INSURANCE
4,407,029	*	Berkshire Hathaway, Inc (Class B)	899,827	0.9
		Other	3,346,847	3.2
			4,246,674	4.1
MATERIALS
6,344,877		DowDuPont, Inc	339,324	0.3
		Other	4,661,397	4.5
			5,000,721	4.8
MEDIA & ENTERTAINMENT
737,667	*	Alphabet, Inc (Class A)	770,833	0.7
967,722	*	Alphabet, Inc (Class C)	1,002,183	1.0
19,732,963		Comcast Corp (Class A)	671,907	0.7
6,688,506	*,n	Facebook, Inc	876,796	0.8
9,433,459		Tencent Holdings Ltd	378,096	0.4
4,008,707		Walt Disney Co	439,555	0.4
		Other	2,405,581	2.3
			6,544,951	6.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
5,127,139		Gilead Sciences, Inc	320,703	0.3
6,697,307		Johnson & Johnson	864,287	0.8
3,476,101		Novartis AG.	297,708	0.3
16,267,540		Pfizer, Inc	710,078	0.7
9,023,291		Schering-Plough Corp	689,470	0.7
		Other	5,149,728	5.0
			8,031,974	7.8

42	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Stock Account ■ December 31, 2018

Shares		Company		Value (000)	% of net assets
REAL ESTATE				$3,937,025	3.8%
RETAILING
2,381,791	*	Alibaba Group Holding Ltd (ADR)		326,472	0.3
1,132,969	*,n	Amazon.com, Inc		1,701,685	1.7
3,551,133		Home Depot, Inc		610,156	0.6
		Other		2,600,081	2.5
				5,238,394	5.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,250,690		Broadcom, Inc		318,025	0.3
11,409,643	n	Intel Corp		535,455	0.5
		Other		2,587,439	2.5
				3,440,919	3.3
SOFTWARE & SERVICES
2,999,654		MasterCard, Inc (Class A)		565,885	0.5
20,091,123		Microsoft Corp		2,040,656	2.0
5,481,768	*	PayPal Holdings, Inc		460,962	0.4
4,795,425	*	salesforce.com, Inc		656,829	0.6
1,891,374	*	ServiceNow, Inc		336,759	0.3
5,893,416		Visa, Inc (Class A)		777,577	0.8
		Other		4,344,812	4.2
				9,183,480	8.8
TECHNOLOGY HARDWARE & EQUIPMENT
12,205,477	d,n	Apple, Inc		1,925,292	1.9
17,340,684		Cisco Systems, Inc		751,372	0.7
		Other		2,121,608	2.0
				4,798,272	4.6
TELECOMMUNICATION SERVICES
15,031,723		AT&T, Inc		429,005	0.4
10,237,858		Verizon Communications, Inc		575,572	0.5
		Other		1,305,416	1.3
				2,309,993	2.2
TRANSPORTATION
2,936,975		Union Pacific Corp		405,978	0.4
		Other		1,754,776	1.7
				2,160,754	2.1
UTILITIES				3,048,709	2.9
		TOTAL COMMON STOCKS	(Cost $105,711,672)	103,041,045	99.2

PURCHASED OPTIONS
AUTOMOBILES & COMPONENTS				11	0.0
FOOD & STAPLES RETAILING				696	0.0
HEALTH CARE EQUIPMENT & SERVICES				7	0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				1,737	0.0
		TOTAL PURCHASED OPTIONS	(Cost $5,125)	2,451	0.0

See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	43

Summary portfolio of investments	continued

CREF Stock Account ■ December 31, 2018

Shares	Company		Value (000)	% of net assets
PREFERRED STOCKS
DIVERSIFIED FINANCIALS			$2,211	0.0%
REAL ESTATE			16	0.0
	TOTAL PREFERRED STOCKS	(Cost $3,815)	2,227	0.0
RIGHTS / WARRANTS
CAPITAL GOODS			2	0.0
ENERGY			582	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			149	0.0
REAL ESTATE			38	0.0
TRANSPORTATION			2	0.0
	TOTAL RIGHTS / WARRANTS	(Cost $689)	773	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			19,388	0.0
TREASURY DEBT			606,187	0.6

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
CERTIFICATE OF DEPOSIT			147,000	0.1
COMMERCIAL PAPER			708,681	0.7
REPURCHASE AGREEMENT			737,000	0.7
VARIABLE RATE SECURITIES			31,860	0.0
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,624,541	1.5
	TOTAL SHORT-TERM INVESTMENTS	(Cost $2,250,081)	2,250,116	2.1

	TOTAL PORTFOLIO	(Cost $107,973,317)	105,298,544	101.3
	OTHER ASSETS & LIABILITIES, NET		(1,462,795)	(1.3)
	NET ASSETS		$103,835,749	100.0%

44	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Stock Account ■ December 31, 2018

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing
d	All or a portion of these securities have been segregated to cover requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,647,489,505.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/18, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $635,131,577 or 0.6% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of December 31, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation )
Russell 2000 E Mini Index	316		03/15/19	$23,062	$21,314	$(1,748)
S&P 500 E Mini Index	2,018		03/15/19	268,040	252,775	(15,265)
S&P Mid-Cap 400 E Mini Index	187		03/15/19	33,290	31,083	(2,207)
Total	2,521			$324,392	$305,172	$(19,220)

Purchased options outstanding as of December 31, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Cigna Corp, Call	30	$28	$230.00	04/18/19	$7
Intel Corp, Call	17,200	4,597	50.00	02/15/19	1,737
Tesla, Inc, Call	122	155	400.00	01/18/19	11
Walmart, Inc, Call	1,600	344	92.50	03/15/19	696
Total	18,952	$5,124			$2,451

See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	45

Summary portfolio of investments	concluded

CREF Stock Account ■ December 31, 2018

Written options outstanding as of December 31, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Amazon.com, Inc, Call	10	$(18)	$1,880.00	01/18/19	$(1)
Amazon.com, Inc, Put	10	(44)	1,300.00	02/15/19	(30)
Apple, Inc, Put	25	(16)	150.00	03/15/19	(17)
Cigna Corp, Call	30	(17)	240.00	04/18/19	(4)
Cigna Corp, Call	30	(11)	250.00	04/18/19	(3)
Facebook, Inc, Put	30	(2)	110.00	01/18/19	(1)
General Electric Co, Put	50	(1)	6.50	01/11/19	(0)^
General Electric Co, Put	100	(10)	7.00	03/15/19	(6)
Intel Corp, Call	17,200	(1,320)	55.00	02/15/19	(344)
Intel Corp, Put	17,200	(554)	45.00	01/18/19	(1,273)
Kraft Heinz Co, Put	30	(9)	47.50	04/18/19	(18)
PVH Corp, Put	20	(7)	85.00	03/15/19	(7)
PVH Corp, Put	10	(8)	90.00	06/21/19	(8)
S&P 500 Index, Put	30	(18)	2,300.00	01/11/19	(14)
Tesla, Inc, Call	122	(92)	420.00	01/18/19	(4)
Tesla, Inc, Call	122	(70)	430.00	01/18/19	(2)
Tiffany & Co, Put	30	(2)	70.00	01/18/19	(2)
Twitter, Inc, Put	30	(1)	22.00	01/18/19	(0)^
Twitter, Inc, Put	320	(24)	26.00	01/18/19	(19)
Walmart, Inc, Call	1,600	(152)	97.50	03/15/19	(360)
Walmart, Inc, Put	1,600	(320)	80.00	03/15/19	(122)
Total	38,599	$(2,696)			$(2,235)

^	Amount represents less than $1,000.

Forward foreign currency contracts outstanding as of December 31, 2018 were as follows (dollar amounts are in thousands) (See Note 3):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation )
	$1,002	SEK	8,850	Bank of America	01/10/19	$3
Total						$3
	$4,612	CAD	5,900	Morgan Stanley	01/10/19	$289
	$7,010	GBP	5,350	Morgan Stanley	01/10/19	187
	$1,004	JPY	113,000	Morgan Stanley	01/10/19	(28)
EUR	2,600		$3,036	Morgan Stanley	01/10/19	(54)
Total						$394
Total						$397

Abbreviation(s):

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona

46	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary of market values by country

CREF Stock Account  ■  December 31, 2018

Country	Value (000)	% of total portfolio
DOMESTIC
UNITED STATES	$72,060,590	68.4%
TOTAL DOMESTIC	72,060,590	68.4

FOREIGN
ARGENTINA	12,864	0.0
AUSTRALIA	1,405,913	1.4
AUSTRIA	161,172	0.2
BELGIUM	150,145	0.2
BERMUDA	47,865	0.0
BRAZIL	680,471	0.6
CANADA	2,053,014	2.0
CAYMAN ISLANDS	646	0.0
CHILE	104,987	0.1
CHINA	2,480,751	2.4
COLOMBIA	29,379	0.0
COTE D’IVOIRE	794	0.0
CYPRUS	65	0.0
CZECH REPUBLIC	27,331	0.0
DENMARK	303,338	0.3
EGYPT	14,320	0.0
FAROE ISLANDS	5,872	0.0
FINLAND	340,894	0.3
FRANCE	2,381,084	2.3
GEORGIA	1,605	0.0
GERMANY	1,690,250	1.6
GHANA	4,252	0.0
GREECE	22,377	0.0
HONG KONG	812,024	0.8
HUNGARY	31,583	0.0
INDIA	853,423	0.8
INDONESIA	207,474	0.2
IRELAND	290,414	0.3
ISRAEL	196,258	0.2
ITALY	612,832	0.6
JAPAN	5,527,443	5.3
JERSEY, C.I.	2,338	0.0
JORDAN	18,654	0.0
KAZAKHSTAN	15,298	0.0
KOREA, REPUBLIC OF	1,162,737	1.1
LIECHTENSTEIN	1,011	0.0
Country	Value (000)	% of total portfolio
LUXEMBOURG	$50,467	0.0%
MACAU	35,362	0.0
MALAYSIA	204,052	0.2
MALTA	6,560	0.0
MEXICO	211,603	0.2
MONACO	3,558	0.0
MONGOLIA	3,153	0.0
MYANMAR	205	0.0
NETHERLANDS	1,264,273	1.2
NEW ZEALAND	69,371	0.1
NORWAY	209,539	0.2
PAKISTAN	10,206	0.0
PANAMA	9,810	0.0
PERU	35,872	0.0
PHILIPPINES	122,250	0.1
POLAND	88,288	0.1
PORTUGAL	48,317	0.0
PUERTO RICO	42,748	0.0
QATAR	75,355	0.1
ROMANIA	2,720	0.0
RUSSIA	266,119	0.3
SINGAPORE	248,047	0.2
SLOVENIA	6,393	0.0
SOUTH AFRICA	520,928	0.5
SPAIN	556,391	0.5
SWEDEN	508,019	0.5
SWITZERLAND	1,665,226	1.6
TAIWAN	1,040,025	1.0
TANZANIA, UNITED REPUBLIC OF	245	0.0
THAILAND	204,739	0.2
TURKEY	65,847	0.1
UKRAINE	4,756	0.0
UNITED ARAB EMIRATES	69,250	0.1
UNITED KINGDOM	3,861,690	3.7
URUGUAY	49,160	0.0
ZAMBIA	26,532	0.0
TOTAL FOREIGN	33,237,954	31.6

TOTAL PORTFOLIO	$105,298,544	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	47

Summary portfolio of investments

CREF Global Equities Account  ■  December 31, 2018

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
ARGENTINA			$22,113	0.1%
AUSTRALIA			249,189	1.4
AUSTRIA			7,791	0.0
BELGIUM			9,499	0.1
BERMUDA			1,671	0.0
BRAZIL			257,880	1.4
CANADA			426,029	2.3
CHILE			10,686	0.1
CHINA
931,489	*	Alibaba Group Holding Ltd (ADR)	127,679	0.7
4,183,800		Tencent Holdings Ltd	167,688	0.9
		Other	348,030	1.9
			643,397	3.5
COLOMBIA			1,506	0.0
CZECH REPUBLIC			4,871	0.0
DENMARK			145,642	0.8
EGYPT			414	0.0
FINLAND			99,649	0.6
FRANCE
1,069,638		Sanofi-Aventis	92,791	0.5
		Other	500,811	2.8
			593,602	3.3
GERMANY			243,554	1.3
GREECE			794	0.0
HONG KONG
5,489,044		Melco Crown Entertainment Ltd (ADR)	96,717	0.5
		Other	79,663	0.5
			176,380	1.0
HUNGARY			12,826	0.1
INDIA			191,843	1.1
INDONESIA			22,928	0.1
IRELAND			73,395	0.4
ISRAEL			18,455	0.1
ITALY			136,810	0.8

48	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Global Equities Account ■ December 31, 2018

Shares	Company	Value (000)	% of net assets
JAPAN
2,917,904	Sony Corp	$140,671	0.8%
1,823,953	Toyota Motor Corp	105,582	0.6
	Other	992,833	5.4
		1,239,086	6.8
JERSEY, C.I.		749	0.0
KAZAKHSTAN		7,328	0.0
KOREA, REPUBLIC OF		162,072	0.9
LUXEMBOURG		2,069	0.0
MACAU		11,889	0.1
MALAYSIA		14,565	0.1
MEXICO		22,902	0.1
MONGOLIA		82	0.0
NETHERLANDS
8,782,156	ING Groep NV	94,466	0.5
2,613,967	Royal Dutch Shell plc (A Shares)	76,937	0.4
	Other	210,214	1.2
		381,617	2.1
NEW ZEALAND		14,561	0.1
NORWAY		95,756	0.5
PAKISTAN		139	0.0
PERU		3,083	0.0
PHILIPPINES		22,601	0.1
POLAND		7,966	0.0
PORTUGAL		10,424	0.1
QATAR		4,037	0.0
ROMANIA		207	0.0
RUSSIA		37,861	0.2
SINGAPORE		23,150	0.1
SOUTH AFRICA		71,312	0.4
SPAIN		82,012	0.5
SWEDEN		91,058	0.5
SWITZERLAND
440,530	Lonza Group AG.	114,518	0.6
1,345,026	Novartis AG.	115,193	0.7
	Other	224,270	1.2
		453,981	2.5

See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	49

Summary portfolio of investments	continued

CREF Global Equities Account ■ December 31, 2018

Shares		Company	Value (000)	% of net assets
TAIWAN
12,074,200		Taiwan Semiconductor Manufacturing Co Ltd	$87,674	0.5%
		Other	118,580	0.6
			206,254	1.1
THAILAND			27,993	0.2
TURKEY			22,618	0.1
UNITED ARAB EMIRATES			15,498	0.1
UNITED KINGDOM
1,282,922		AstraZeneca plc	95,765	0.5
784,042		Linde plc	124,462	0.7
		Other	787,165	4.3
			1,007,392	5.5
UNITED STATES
1,499,158		Abbott Laboratories	108,434	0.6
194,037	*	Alphabet, Inc (Class A)	202,761	1.1
153,029	*	Alphabet, Inc (Class C)	158,478	0.9
238,108	*	Amazon.com, Inc	357,631	2.0
2,537,521		Apple, Inc	400,269	2.2
4,275,206		Bank of America Corp	105,341	0.6
507,837	*	Berkshire Hathaway, Inc (Class B)	103,690	0.6
509,782		Boeing Co	164,405	0.9
744,421		Caterpillar, Inc	94,594	0.5
1,787,012		Chevron Corp	194,409	1.1
4,452,574		Cisco Systems, Inc	192,930	1.1
3,164,943		Coca-Cola Co	149,860	0.8
2,486,598		Comcast Corp (Class A)	84,669	0.5
743,718	*	Concho Resources, Inc	76,447	0.4
532,406		Costco Wholesale Corp	108,456	0.6
788,940		Eli Lilly & Co	91,296	0.5
1,305,356		EOG Resources, Inc	113,840	0.6
1,716,518	d	Exxon Mobil Corp	117,049	0.6
1,329,056	*	Facebook, Inc	174,226	0.9
874,046		Home Depot, Inc	150,179	0.8
767,330		Honeywell International, Inc	101,380	0.5
3,383,371		Intel Corp	158,782	0.9
827,994		Johnson & Johnson	106,853	0.6
2,564,209		JPMorgan Chase & Co	250,318	1.4
549,586		McDonald’s Corp	97,590	0.5
3,946,873		Microsoft Corp	400,884	2.2
1,323,542		Nike, Inc (Class B)	98,127	0.5
1,882,141	*	PayPal Holdings, Inc	158,269	0.9
1,989,025		Pfizer, Inc	86,821	0.5
1,571,977		Procter & Gamble Co	144,496	0.8
908,761	*	salesforce.com, Inc	124,473	0.7
2,161,158		Schering-Plough Corp	165,134	0.9
1,044,291		Union Pacific Corp	144,352	0.8
826,397		UnitedHealth Group, Inc	205,872	1.1

50	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Global Equities Account ■ December 31, 2018

Principal	Issuer		Value (000)	% of net assets
UNITED STATES—continued
1,257,646	Visa, Inc (Class A)		$165,934	0.9%
1,683,537	Wells Fargo & Co		77,577	0.4
	Other		4,879,108	26.8
			10,514,934	57.7
URUGUAY			40,401	0.2
ZAMBIA			12,541	0.1
	TOTAL COMMON STOCKS	(Cost $18,562,046)	17,959,062	98.6
RIGHTS / WARRANTS
SPAIN			33	0.0
THAILAND			1	0.0
	TOTAL RIGHTS / WARRANTS	(Cost $33)	34	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			25,000	0.1
TREASURY DEBT
$139,620,000	United States Treasury Bill	2.253%–2.286%, 01/08/19	139,567	0.7
	Other		103,466	0.6
			243,033	1.3
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
CERTIFICATE OF DEPOSIT			13,000	0.1
COMMERCIAL PAPER			66,033	0.4
REPURCHASE AGREEMENTS			175,000	1.0
VARIABLE RATE SECURITIES			3,740	0.0
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		257,773	1.5
	TOTAL SHORT-TERM INVESTMENTS	(Cost $525,793)	525,806	2.9

	TOTAL PORTFOLIO	(Cost $19,087,872)	18,484,902	101.5
	OTHER ASSETS & LIABILITIES, NET		(271,039)	(1.5)
	NET ASSETS		$18,213,863	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	51

Summary portfolio of investments	concluded

CREF Global Equities Account  ■  December 31, 2018

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/18, the aggregate value of securities on loan is $257,172,550.

At 12/31/18, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $170,655,994 or 0.9% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of December 31, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation )
MSCI EAFE Index	740		03/15/19	$65,565	$63,492	$(2,073)
S&P 500 E Mini Index	910		03/15/19	120,275	113,987	(6,288)
Total	1,650			$185,840	$177,479	$(8,361)

52	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary of market values by sector

CREF Global Equities Account  ■  December 31, 2018

Sector	Value (000)	% of net assets
INFORMATION TECHNOLOGY	$3,021,177	16.6%
FINANCIALS	2,663,016	14.6
CONSUMER DISCRETIONARY	2,401,973	13.2
HEALTH CARE	2,387,862	13.1
INDUSTRIALS	1,994,720	11.0
COMMUNICATION SERVICES	1,417,621	7.8
CONSUMER STAPLES	1,406,655	7.7
ENERGY	1,111,805	6.1
MATERIALS	962,303	5.3
REAL ESTATE	312,881	1.7
UTILITIES	279,083	1.5
SHORT-TERM INVESTMENTS	525,806	2.9
OTHER ASSETS & LIABILITES, NET	(271,039)	(1.5)
NET ASSETS	$18,213,863	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	53

Summary portfolio of investments

CREF Growth Account  ■  December 31, 2018

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$61,004	0.3%
BANKS			101,322	0.4
CAPITAL GOODS
1,085,984		Airbus SE	103,537	0.5
1,081,773		Boeing Co	348,872	1.5
1,260,203		Honeywell International, Inc	166,498	0.7
689,411		Northrop Grumman Corp	168,837	0.7
469,565		Roper Industries, Inc	125,148	0.6
519,367		W.W. Grainger, Inc	146,649	0.6
		Other	751,720	3.2
			1,811,261	7.8
COMMERCIAL & PROFESSIONAL SERVICES			351,337	1.5
CONSUMER DURABLES & APPAREL
2,102,518		Nike, Inc (Class B)	155,881	0.7
		Other	358,221	1.5
			514,102	2.2
CONSUMER SERVICES
1,164,848		Marriott International, Inc (Class A)	126,456	0.5
		Other	206,225	0.9
			332,681	1.4
DIVERSIFIED FINANCIALS
1,968,794		IntercontinentalExchange Group, Inc	148,309	0.6
1,209,500	e	iShares Russell 1000 Growth Index Fund	158,336	0.7
		Other	370,920	1.6
			677,565	2.9
ENERGY			139,783	0.6
FOOD & STAPLES RETAILING
820,035		Costco Wholesale Corp	167,050	0.7
1,131,941		Walmart, Inc	105,440	0.5
		Other	17,605	0.1
			290,095	1.3
FOOD, BEVERAGE & TOBACCO
654,100		Constellation Brands, Inc (Class A)	105,193	0.4
2,235,470	*	Monster Beverage Corp	110,030	0.5
		Other	208,441	0.9
			423,664	1.8

54	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Growth Account ■ December 31, 2018

Shares		Company	Value (000)	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
1,435,542		Abbott Laboratories	$103,833	0.4%
1,102,345	*	Edwards Lifesciences Corp	168,846	0.7
584,483	*	Intuitive Surgical, Inc	279,920	1.2
839,358		Stryker Corp	131,569	0.6
950,204		UnitedHealth Group, Inc	236,715	1.0
		Other	711,300	3.1
			1,632,183	7.0
HOUSEHOLD & PERSONAL PRODUCTS			180,327	0.8
INSURANCE			127,950	0.6
MATERIALS
988,334		Linde plc	154,220	0.7
305,435		Sherwin-Williams Co	120,176	0.5
		Other	166,571	0.7
			440,967	1.9
MEDIA & ENTERTAINMENT
498,740	*	Alphabet, Inc (Class A)	521,163	2.2
888,339	*	Alphabet, Inc (Class C)	919,973	4.0
4,926,519	*	Facebook, Inc	645,817	2.8
1,412,893	*	IAC/InterActiveCorp	258,616	1.1
499,450	*	NetFlix, Inc	133,683	0.6
1,304,914		Walt Disney Co	143,084	0.6
		Other	423,859	1.8
			3,046,195	13.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,297,167		AbbVie, Inc	119,586	0.5
981,675		Eli Lilly & Co	113,599	0.5
2,753,893		Gilead Sciences, Inc	172,256	0.8
677,923	*	Illumina, Inc	203,329	0.9
2,933,175		Zoetis, Inc	250,904	1.1
		Other	728,637	3.1
			1,588,311	6.9
REAL ESTATE			120,166	0.5
RETAILING
848,631	*	Amazon.com, Inc	1,274,618	5.5
1,919,807		Expedia, Inc	216,266	0.9
1,719,048		Home Depot, Inc	295,367	1.3
		Other	1,091,540	4.7
			2,877,791	12.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
561,283		Broadcom, Inc	142,723	0.6
1,227,642		NVIDIA Corp	163,890	0.7
		Other	370,637	1.6
			677,250	2.9

See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	55

Summary portfolio of investments	continued

CREF Growth Account ■ December 31, 2018

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES
1,617,072	*	Adobe, Inc		$365,846	1.6%
1,511,780		Automatic Data Processing, Inc		198,225	0.8
2,647,422		Intuit, Inc		521,145	2.2
2,601,829		MasterCard, Inc (Class A)		490,835	2.1
15,319,789		Microsoft Corp		1,556,031	6.7
5,302,461	*	PayPal Holdings, Inc		445,884	1.9
4,225,714	*	salesforce.com, Inc		578,796	2.5
922,069	*	ServiceNow, Inc		164,174	0.7
5,030,310		Visa, Inc (Class A)		663,699	2.9
		Other		919,287	4.0
				5,903,922	25.4
TECHNOLOGY HARDWARE & EQUIPMENT
5,479,287		Apple, Inc		864,303	3.7
2,962,686		Cisco Systems, Inc		128,373	0.6
1,241,195		Motorola, Inc		142,787	0.6
		Other		281,293	1.2
				1,416,756	6.1
TELECOMMUNICATION SERVICES				105,407	0.5
TRANSPORTATION
1,058,398		Union Pacific Corp		146,302	0.6
		Other		181,736	0.8
				328,038	1.4
		TOTAL COMMON STOCKS	(Cost $20,105,154)	23,148,077	99.7

Principal		Issuer

SHORT-TERM INVESTMENTS
TREASURY DEBT				65,216	0.2

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES				85,482	0.4
85,482,277	c	State Street Navigator Securities Lending Government Money Market Portfolio		85,482	0.4
		TOTAL SHORT-TERM INVESTMENTS	(Cost $150,693)	150,698	0.6

		TOTAL PORTFOLIO	(Cost $20,255,847)	23,298,775	100.3
		OTHER ASSETS & LIABILITIES, NET		(71,561)	(0.3)
		NET ASSETS		$23,227,214	100.0%

56	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Growth Account ■ December 31, 2018

*	Non-income producing
c	Investments made with cash collateral from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $84,093,806.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	57

Summary portfolio of investments

CREF Equity Index Account  ■  December 31, 2018

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$128,130	0.8%
BANKS
6,084,631		Bank of America Corp	149,925	0.9
1,624,924		Citigroup, Inc	84,594	0.5
2,201,073		JPMorgan Chase & Co	214,869	1.3
2,822,111		Wells Fargo & Co	130,043	0.8
		Other	424,797	2.5
			1,004,228	6.0
CAPITAL GOODS
378,129		3M Co	72,049	0.4
356,151		Boeing Co	114,859	0.7
493,825		Honeywell International, Inc	65,244	0.4
		Other	898,663	5.3
			1,150,815	6.8
COMMERCIAL & PROFESSIONAL SERVICES			176,546	1.0
CONSUMER DURABLES & APPAREL			215,665	1.3
CONSUMER SERVICES
516,408		McDonald’s Corp	91,698	0.5
		Other	297,073	1.8
			388,771	2.3
DIVERSIFIED FINANCIALS			605,694	3.6
ENERGY
1,266,759		Chevron Corp	137,811	0.8
2,817,203	d	Exxon Mobil Corp	192,105	1.1
		Other	498,025	3.0
			827,941	4.9
FOOD & STAPLES RETAILING
946,620		Walmart, Inc	88,178	0.5
		Other	146,298	0.9
			234,476	1.4
FOOD, BEVERAGE & TOBACCO
2,541,268		Coca-Cola Co	120,329	0.7
940,801		PepsiCo, Inc	103,940	0.6
1,034,498		Philip Morris International, Inc	69,063	0.4
		Other	309,329	1.9
			602,661	3.6
HEALTH CARE EQUIPMENT & SERVICES
1,136,754		Abbott Laboratories	82,222	0.5
899,311		Medtronic plc	81,801	0.5
635,283		UnitedHealth Group, Inc	158,262	0.9
		Other	765,285	4.6
			1,087,570	6.5

58	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Equity Index Account ■ December 31, 2018

Shares		Company	Value (000)	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS
1,658,605		Procter & Gamble Co	$152,459	0.9%
		Other	122,145	0.7
			274,604	1.6
INSURANCE
1,287,349	*	Berkshire Hathaway, Inc (Class B)	262,851	1.6
		Other	444,563	2.6
			707,414	4.2
MATERIALS
1,526,619		DowDuPont, Inc	81,644	0.5
		Other	426,072	2.5
			507,716	3.0
MEDIA & ENTERTAINMENT
198,681	*	Alphabet, Inc (Class A)	207,614	1.2
202,492	*	Alphabet, Inc (Class C)	209,703	1.3
3,039,553		Comcast Corp (Class A)	103,497	0.6
1,582,192	*	Facebook, Inc	207,409	1.2
277,571	*	NetFlix, Inc	74,295	0.4
991,300		Walt Disney Co	108,696	0.7
		Other	283,536	1.7
			1,194,750	7.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,007,898		AbbVie, Inc	92,918	0.6
423,981		Amgen, Inc	82,536	0.5
625,362		Eli Lilly & Co	72,367	0.4
1,785,129		Johnson & Johnson	230,371	1.4
3,856,957		Pfizer, Inc	168,356	1.0
1,731,153		Schering-Plough Corp	132,278	0.8
		Other	646,806	3.8
			1,425,632	8.5
REAL ESTATE			656,354	3.9
RETAILING
270,555	*	Amazon.com, Inc	406,366	2.4
766,292		Home Depot, Inc	131,664	0.8
		Other	450,401	2.7
			988,431	5.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
273,898		Broadcom, Inc	69,647	0.4
3,039,128		Intel Corp	142,626	0.8
		Other	386,213	2.3
			598,486	3.5

See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	59

Summary portfolio of investments	continued

CREF Equity Index Account ■ December 31, 2018

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES
327,971	*	Adobe, Inc		$74,200	0.4%
610,395		International Business Machines Corp		69,384	0.4
611,625		MasterCard, Inc (Class A)		115,383	0.7
5,041,476		Microsoft Corp		512,063	3.0
1,694,317		Oracle Corp		76,498	0.5
790,825	*	PayPal Holdings, Inc		66,501	0.4
478,245	*	salesforce.com, Inc		65,505	0.4
1,171,575		Visa, Inc (Class A)		154,578	0.9
		Other		704,372	4.2
				1,838,484	10.9
TECHNOLOGY HARDWARE & EQUIPMENT
3,159,014	e	Apple, Inc		498,303	3.0
3,016,360		Cisco Systems, Inc		130,699	0.8
		Other		259,060	1.5
				888,062	5.3
TELECOMMUNICATION SERVICES
4,838,859		AT&T, Inc		138,101	0.8
2,754,368		Verizon Communications, Inc		154,850	0.9
		Other		39,922	0.3
				332,873	2.0
TRANSPORTATION
490,744		Union Pacific Corp		67,836	0.4
		Other		271,755	1.6
				339,591	2.0
UTILITIES				552,840	3.3
		TOTAL COMMON STOCKS	(Cost $8,432,863)	16,727,734	99.4

RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				13	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $0)	13	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				25,000	0.1
TREASURY DEBT				53,717	0.3

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
133,008,986	c	State Street Navigator Securities Lending Government Money Market Portfolio		133,009	0.8
				133,009	0.8
		TOTAL SHORT-TERM INVESTMENTS	(Cost $211,724)	211,726	1.2

		TOTAL PORTFOLIO	(Cost $8,644,587)	16,939,473	100.6
		OTHER ASSETS & LIABILITIES, NET		(107,918)	(0.6)
		NET ASSETS		$16,831,555	100.0%

60	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Equity Index Account ■ December 31, 2018

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $129,293,945.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of December 31, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
Russell 2000 E Mini Index	83		03/15/19	$5,372	$5,598	$226
S&P 500 E Mini Index	480		03/15/19	57,953	60,125	2,172
S&P Mid-Cap 400 E Mini Index	24		03/15/19	3,860	3,989	129
Total	587			$67,185	$69,712	$2,527

See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	61

Summary portfolio of investments

CREF Bond Market Account  ■  December 31, 2018

Principal	Issuer	Value (000)	% of net assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS	$438	0.0%
COMMERCIAL & PROFESSIONAL SERVICES	1,023	0.0
CONSUMER DURABLES & APPAREL	2,303	0.0
CONSUMER SERVICES	2,356	0.0
DIVERSIFIED FINANCIALS	155	0.0
ENERGY	1,681	0.0
FOOD & STAPLES RETAILING	886	0.0
FOOD, BEVERAGE & TOBACCO	572	0.0
HEALTH CARE EQUIPMENT & SERVICES	5,659	0.1
MATERIALS	7,197	0.1
MEDIA & ENTERTAINMENT	5,750	0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,509	0.0
REAL ESTATE	4,097	0.0
RETAILING	626	0.0
SOFTWARE & SERVICES	5,282	0.1
TECHNOLOGY HARDWARE & EQUIPMENT	3,226	0.0
TRANSPORTATION	4,583	0.0
TOTAL BANK LOAN OBLIGATIONS	(Cost $49,877)	47,343	0.4
BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS	54,853	0.4
BANKS
$50,575,000	Citigroup, Inc	3.200%, 10/21/26	46,706	0.4
40,000,000	Royal Bank of Canada	1.875%, 02/05/20	39,578	0.3
Other	771,479	5.8
857,763	6.5
CAPITAL GOODS	87,006	0.7
COMMERCIAL & PROFESSIONAL SERVICES	50,702	0.4
CONSUMER DURABLES & APPAREL	7,896	0.1
CONSUMER SERVICES	159,687	1.2
DIVERSIFIED FINANCIALS
45,550,000	Wells Fargo & Co	2.625%, 07/22/22	43,920	0.3
Other	410,689	3.1
454,609	3.4
ENERGY	428,284	3.2

62	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Bond Market Account  ■  December 31, 2018

Principal	Issuer		Value (000)	% of net assets
FOOD & STAPLES RETAILING			$120,462	0.9%
FOOD, BEVERAGE & TOBACCO			122,895	0.9
HEALTH CARE EQUIPMENT & SERVICES			81,267	0.7
HOUSEHOLD & PERSONAL PRODUCTS			1,160	0.0
INSURANCE			170,718	1.3
MATERIALS			120,607	0.9
MEDIA & ENTERTAINMENT			202,707	1.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			185,585	1.4
REAL ESTATE			174,972	1.4
RETAILING			57,576	0.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			28,523	0.2
SOFTWARE & SERVICES			114,078	0.9
TECHNOLOGY HARDWARE & EQUIPMENT			123,565	0.9
TELECOMMUNICATION SERVICES			171,737	1.3
TRANSPORTATION			96,926	0.7
UTILITIES			350,691	2.6
	TOTAL CORPORATE BONDS	(Cost $4,356,461)	4,224,269	31.9
GOVERNMENT BONDS
AGENCY SECURITIES
$41,206,846	CES MU2 LLC	1.994%, 05/13/27	39,722	0.4
	Other		278,004	2.1
			317,726	2.5
FOREIGN GOVERNMENT BONDS
45,000,000	KFW	2.750%, 10/01/20	45,089	0.4
	Other		678,888	5.1
			723,977	5.5
MORTGAGE BACKED
60,495,863	Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500%, 10/01/45	60,773	0.5
36,258,459	FGLMC	4.000%, 12/01/45	37,230	0.3
91,387,937	FGLMC	3.500%, 08/01/46	91,920	0.7
49,184,466	FGLMC	3.000%, 01/01/47	47,963	0.4
99,063,952	FGLMC	3.000%, 02/01/47	96,641	0.7
39,950,807	FGLMC	4.000%, 03/01/48	40,989	0.3
133,397,890	FGLMC	3.500%–8.000%, 10/01/20–08/01/48	137,563	1.0
39,096,525	Federal National Mortgage Association (FNMA)	3.000%, 02/25/45	39,064	0.3
69,845,388	FNMA	3.000%, 12/25/45	69,240	0.5
38,176,847	FNMA	4.000%, 01/01/46	39,246	0.3
46,053,794	FNMA	3.500%, 12/01/46	46,166	0.3
117,027,567	FNMA	3.500%, 01/01/47	117,151	0.9
131,564,042	FNMA	3.000%, 02/25/48	130,278	1.0
65,039,275	FNMA	4.500%, 03/01/48	68,164	0.5

See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	63

Summary portfolio of investments	continued

CREF Bond Market Account  ■  December 31, 2018

Principal		Issuer		Value (000)	% of net assets
MORTGAGE BACKED—continued
$183,224,677		FNMA	4.000%, 04/01/48	$187,507	1.4%
549,482,224		FNMA	3.000%–9.000%, 07/01/24–01/25/49	562,853	4.2
49,984,010		Government National Mortgage Association (GNMA)	3.000%, 12/20/47	49,192	0.4
114,824,763		GNMA	3.500%, 12/20/47	115,661	0.9
64,318,889		GNMA	3.000%, 01/20/48	63,300	0.5
95,569,308		GNMA	3.500%, 01/20/48	96,266	0.7
		Other		234,343	1.8
				2,331,510	17.6
MUNICIPAL BONDS				533,860	4.0
U.S. TREASURY SECURITIES
65,602,000		United States Treasury Bond	4.500%, 02/15/36	80,929	0.6
47,000,000		United States Treasury Bond	3.500%, 02/15/39	51,478	0.4
56,375,000		United States Treasury Bond	3.625%, 08/15/43	62,510	0.5
81,710,000		United States Treasury Bond	2.875%, 08/15/45	79,730	0.6
102,850,000		United States Treasury Bond	2.500%, 05/15/46	92,927	0.7
58,160,000		United States Treasury Bond	2.750%, 11/15/47	55,130	0.4
83,095,000		United States Treasury Bond	3.125%, 05/15/48	84,818	0.6
179,420,000		United States Treasury Bond	3.000%, 08/15/48	178,881	1.4
50,000,000		United States Treasury Note	1.375%, 02/28/19	49,919	0.4
50,000,000		United States Treasury Note	0.750%, 07/15/19	49,521	0.4
61,725,000		United States Treasury Note	1.375%, 07/31/19	61,303	0.5
51,445,000		United States Treasury Note	2.375%, 04/30/20	51,306	0.4
76,920,000		United States Treasury Note	2.500%, 05/31/20	76,846	0.6
40,110,000		United States Treasury Note	1.375%, 09/15/20	39,347	0.3
56,565,000		United States Treasury Note	2.625%, 05/15/21	56,737	0.4
37,305,000		United States Treasury Note	2.625%, 06/15/21	37,423	0.3
109,500,000		United States Treasury Note	2.625%, 12/15/21	109,987	0.8
157,834,000		United States Treasury Note	2.750%, 04/30/23	159,458	1.2
144,842,000		United States Treasury Note	2.750%, 05/31/23	146,421	1.1
37,173,000		United States Treasury Note	2.875%, 11/30/23	37,818	0.3
44,450,000		United States Treasury Note	2.750%, 02/15/28	44,712	0.3
		Other		538,613	4.0
				2,145,814	16.2
		TOTAL GOVERNMENT BONDS	(Cost $6,094,602)	6,052,887	45.8
STRUCTURED ASSETS
ASSET BACKED
39,990,000		CNH Equipment Trust Series - 2017 C (Class A4)	2.360%, 11/15/24	39,455	0.3
64,187,500	g	Domino’s Pizza Master Issuer LLC Series - 2017 1A (Class A2II)	3.082%, 07/25/47	62,538	0.5
49,400,000		Verizon Owner Trust Series - 2018 A (Class A1A)	3.230%, 04/20/23	49,698	0.4
38,610,000	g	Wendys Funding LLC Series - 2018 1A (Class A2I)	3.573%, 03/15/48	37,002	0.3
		Other		1,104,788	8.3
				1,293,481	9.8

64	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Bond Market Account  ■  December 31, 2018

Principal		Issuer		Value (000)	% of net assets
OTHER MORTGAGE BACKED
$41,006,803	i	Connecticut Avenue Securities Series - 2018 C01 (Class 1M1), LIBOR 1 M + 0.600%	3.106%, 07/25/30	$40,861	0.3%
40,467,008	i	Structured Agency Credit Risk Debt Note (STACR) Series - 2017 DNA3 (Class M1), LIBOR 1 M + 0.750%	3.256%, 03/25/30	40,344	0.3
		Other		1,253,251	9.5
				1,334,456	10.1
		TOTAL STRUCTURED ASSETS	(Cost $2,664,372)	2,627,937	19.9
		TOTAL BONDS	(Cost $13,115,435)	12,905,093	97.6

Shares		Company

COMMON STOCKS
TELECOMMUNICATION SERVICES				236	0.0
		TOTAL COMMON STOCKS	(Cost $1,332)	236	0.0

PREFERRED STOCKS
BANKS				13,907	0.1
		TOTAL PREFERRED STOCKS	(Cost $49,941)	13,907	0.1

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				5,612	0.0
TREASURY DEBT				40,527	0.3
		TOTAL SHORT-TERM INVESTMENTS	(Cost $46,143)	46,139	0.3

		TOTAL PORTFOLIO	(Cost $13,262,728)	13,012,718	98.4
		OTHER ASSETS & LIABILITIES, NET		208,537	1.6
		NET ASSETS		$13,221,255	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/18, the aggregate value of these securities, including those in “Other,” was $2,462,298,460 or 18.6% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	65

Summary portfolio of investments	concluded

CREF Bond Market Account  ■  December 31, 2018

Forward foreign currency contracts outstanding as of December 31, 2018 were as follows (dollar amounts are in thousands) (See Note 3):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation )
	$9,476	CAD	12,409	Bank of America	01/31/19	$379
	$928	EUR	816	Bank of America	01/31/19	(10)
	$2,170	ILS	7,978	Bank of America	01/31/19	31
EUR	1,003		$1,144	Bank of America	01/31/19	8
EUR	136		$155	Bank of America	01/31/19	1
Total						$409
	$8,037	AUD	11,341	Citibank N.A.	01/31/19	$44
	$945	CZK	21,320	Citibank N.A.	01/31/19	(5)
	$655	EUR	570	Citibank N.A.	01/31/19	1
	$1,219	EUR	1,067	Citibank N.A.	01/31/19	(8)
	$1,294	GBP	1,027	Citibank N.A.	01/31/19	(17)
	$8,962	KRW	10,135,381	Citibank N.A.	01/31/19	(146)
	$1,582	NOK	13,192	Citibank N.A.	01/31/19	54
	$795	NZD	1,170	Citibank N.A.	01/31/19	10
	$2,217	PLN	8,397	Citibank N.A.	01/31/19	(28)
	$4,512	SGD	6,227	Citibank N.A.	01/31/19	(59)
EUR	1,923		$2,195	Citibank N.A.	01/31/19	14
EUR	1,036		$1,189	Citibank N.A.	01/31/19	2
GBP	465		$599	Citibank N.A.	01/31/19	(6)
GBP	669		$854	Citibank N.A.	01/31/19	(0)^
GBP	1,085		$1,385	Citibank N.A.	01/31/19	(1)
JPY	144,543		$1,293	Citibank N.A.	01/31/19	29
Total						$(116)
	$530	NZD	810	Morgan Stanley	01/31/19	$(14)
	$1,634	THB	54,202	Morgan Stanley	01/31/19	(32)
	$822	THB	27,074	Morgan Stanley	01/31/19	(10)
JPY	252,215		$2,285	Morgan Stanley	01/31/19	22
Total						$(34)
	$4,232	EUR	3,707	Toronto Dominion Bank	01/31/19	$(27)
	$609	EUR	534	Toronto Dominion Bank	01/31/19	(4)
	$2,160	EUR	1,893	Toronto Dominion Bank	01/31/19	(14)
	$75,747	EUR	65,973	Toronto Dominion Bank	01/31/19	(44)
	$19,792	GBP	15,371	Toronto Dominion Bank	01/31/19	169
	$35,749	JPY	3,987,834	Toronto Dominion Bank	01/31/19	(725)
	$563	SEK	5,098	Toronto Dominion Bank	01/31/19	(14)
	$920	ZAR	13,525	Toronto Dominion Bank	01/31/19	(17)
Total						$(676)
Total						$(417)
^	Amount represents less than $1,000.

Abbreviation(s):

AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CZK	Czechoslovak Koruna	KRW	South Korean Won	SGD	Singapore Dollar
EUR	Euro	NOK	Norwegian Krone	THB	Thailand Baht
GBP	Pound Sterling	NZD	New Zealand Dollar	ZAR	South African Rand

66	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Portfolio of investments

CREF Inflation-Linked Bond Account  ■  December 31, 2018

				Value	% of net
Principal		Issuer		(000)	assets
GOVERNMENT BONDS
AGENCY SECURITIES
$4,375,000		Crowley Conro LLC	4.181%, 08/15/43	$4,553	0.1%
15,815,000		Montefiore Medical Center	2.895%, 04/20/32	15,523	0.2
3,500,000		Private Export Funding Corp (PEFCO)	2.300%, 09/15/20	3,473	0.1
3,000,000		PEFCO	3.250%, 06/15/25	3,061	0.0
4,934,211		Reliance Industries Ltd	2.444%, 01/15/26	4,881	0.1
3,500,000		Ukraine Government AID Bonds	1.847%, 05/29/20	3,463	0.1
15,000,000		Ukraine Government AID Bonds	1.471%, 09/29/21	14,513	0.2
				49,467	0.8
MORTGAGE BACKED
24,859,389		Government National Mortgage Association (GNMA)	3.600%, 09/15/31	25,034	0.4
12,247,052		GNMA	3.650%, 02/15/32	12,365	0.2
2,606,393		GNMA	3.380%, 07/15/35	2,579	0.0
3,324,852		GNMA	3.870%, 10/15/36	3,394	0.1
				43,372	0.7
U.S. TREASURY SECURITIES
116,117,448	k	United States Treasury Inflation Indexed Bonds	1.375%, 01/15/20	115,373	1.8
360,656,690	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/20	352,552	5.5
215,237,985	k	United States Treasury Inflation Indexed Bonds	1.250%, 07/15/20	214,800	3.4
284,299,262	k	United States Treasury Inflation Indexed Bonds	1.125%, 01/15/21	283,010	4.5
339,283,740	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/21	329,923	5.2
331,875,768	k	United States Treasury Inflation Indexed Bonds	0.625%, 07/15/21	328,260	5.2
353,025,495	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/22	342,683	5.4
290,618,510	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/22	281,147	4.4
359,572,470	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/22	349,263	5.5
327,560,480	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/23	316,391	5.0
223,457,585	k	United States Treasury Inflation Indexed Bonds	0.625%, 04/15/23	219,757	3.5
233,075,700	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/23	227,904	3.6
150,910,795	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/24	148,562	2.3
136,847,360	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/24	131,236	2.1
174,022,060	k	United States Treasury Inflation Indexed Bonds	0.250%, 01/15/25	166,654	2.6
264,626,263	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/25	286,142	4.5
115,162,560	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/25	111,031	1.7
156,440,340	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/26	152,289	2.4
211,269,341	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	225,500	3.5
135,032,320	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/26	126,785	2.0
209,889,415	k	United States Treasury Inflation Indexed Bonds	0.375%, 01/15/27	199,381	3.1
120,627,104	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/27	133,177	2.1
119,396,970	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/27	113,280	1.8
210,670,380	k	United States Treasury Inflation Indexed Bonds	0.500%, 01/15/28	201,071	3.2
208,093,696	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	220,997	3.5
111,043,326	k	United States Treasury Inflation Indexed Bonds	3.625%, 04/15/28	136,278	2.1
90,665,100	k	United States Treasury Inflation Indexed Bonds	0.750%, 07/15/28	88,753	1.4
138,861,441	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	158,057	2.5
192,413,438	k	United States Treasury Inflation Indexed Bonds	3.875%, 04/15/29	244,792	3.9
3,561,550	k	United States Treasury Inflation Indexed Bonds	3.375%, 04/15/32	4,567	0.1

See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	67

Portfolio of investments	concluded

CREF Inflation-Linked Bond Account  ■  December 31, 2018

Principal	Issuer		Value (000)	% of net assets
U.S. TREASURY SECURITIES—continued
$10,000,000	United States Treasury Note	3.125%, 11/15/28	$10,379	0.2%
			6,219,994	98.0
	TOTAL GOVERNMENT BONDS	(Cost $6,321,560)	6,312,833	99.5

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
8,770,000	Federal Home Loan Bank (FHLB)	2.150%, 01/02/19	8,770	0.2
			8,770	0.2
	TOTAL SHORT-TERM INVESTMENTS	(Cost $8,769)	8,770	0.2

	TOTAL PORTFOLIO	(Cost $6,330,329)	6,321,603	99.7
	OTHER ASSETS & LIABILITIES, NET		21,612	0.3
	NET ASSETS		$6,343,215	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

Futures contracts outstanding as of December 31, 2018 were as follows (notional amounts and values are in thousands) (See Note 3):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
US 10 Year Note (CBT)	(100)		03/20/19	$ (11,917)	$ (12,202)	$ (285)

68	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Social Choice Account  ■  December 31, 2018

Principal	Issuer	Value (000)	% of net assets
BANK LOAN OBLIGATIONS
COMMERCIAL & PROFESSIONAL SERVICES	$5,092	0.1%
ENERGY	3,750	0.0
MATERIALS	2,851	0.0
MEDIA & ENTERTAINMENT	10,682	0.1
TECHNOLOGY HARDWARE & EQUIPMENT	8,166	0.0
UTILITIES	15,963	0.1
TOTAL BANK LOAN OBLIGATIONS	(Cost $50,712)	46,504	0.3
BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS	22,597	0.2
BANKS	406,480	3.2
CAPITAL GOODS	56,085	0.4
COMMERCIAL & PROFESSIONAL SERVICES	16,259	0.1
CONSUMER SERVICES	81,130	0.6
DIVERSIFIED FINANCIALS	103,337	0.8
ENERGY	171,975	1.4
HEALTH CARE EQUIPMENT & SERVICES	43,367	0.4
HOUSEHOLD & PERSONAL PRODUCTS	2,795	0.0
INSURANCE	55,508	0.4
MATERIALS	103,098	0.8
MEDIA & ENTERTAINMENT	28,493	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	41,576	0.3
REAL ESTATE	89,984	0.7
TECHNOLOGY HARDWARE & EQUIPMENT	22,123	0.2
TELECOMMUNICATION SERVICES	40,352	0.3
TRANSPORTATION	125,204	1.0
UTILITIES
$38,828,500	e,g	Star Energy Geothermal Wayang Windu Ltd	6.750%, 04/24/33	35,624	0.3
Other	420,013	3.3
455,637	3.6
TOTAL CORPORATE BONDS	(Cost $1,918,130)	1,866,000	14.6

See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	69

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2018

Principal		Issuer		Value (000)	% of net assets
GOVERNMENT BONDS
AGENCY SECURITIES
$45,500,000		Iraq Government AID Bond	2.149%, 01/18/22	$44,701	0.3%
171,523,990	j	Overseas Private Investment Corp (OPIC)
		0.000%–3.938%, 09/30/19–07/31/33		174,003	1.4
		Other		283,124	2.2
				501,828	3.9
FOREIGN GOVERNMENT BONDS
46,500,000		International Finance Corp	1.546%, 11/04/21	44,889	0.4
41,500,000		International Finance Corp	2.125%, 04/07/26	39,812	0.3
		Other		448,873	3.5
				533,574	4.2
MORTGAGE BACKED
165,710,921		Federal Home Loan Mortgage
		Corp Gold (FGLMC)	3.000%–8.000%, 10/01/20–08/01/48	167,121	1.3
56,845,610		Federal National Mortgage Association (FNMA)	3.000%, 02/25/48	56,290	0.4
58,924,018		FNMA	4.000%, 04/01/48	60,301	0.5
337,148,236		FNMA	1.625%–8.000%, 01/21/20–01/25/49	344,153	2.7
42,984,530		Government National Mortgage Association (GNMA)	3.500%, 12/20/47	43,298	0.3
39,959,935		GNMA	3.500%, 01/20/48	40,251	0.3
		Other		143,396	1.1
				854,810	6.6
MUNICIPAL BONDS
38,830,000		State of California	3.750%, 10/01/37	39,594	0.3
		Other		630,704	4.9
				670,298	5.2
U.S. TREASURY SECURITIES
66,090,000		United States Treasury Bond	2.875%, 11/15/46	64,376	0.5
88,925,000		United States Treasury Bond	3.000%, 05/15/47	88,700	0.7
42,880,000		United States Treasury Note	2.875%, 09/30/23	43,575	0.3
		Other		138,809	1.1
				335,460	2.6
		TOTAL GOVERNMENT BONDS	(Cost $2,903,462)	2,895,970	22.5

STRUCTURED ASSETS
ASSET BACKED				237,004	1.8
OTHER MORTGAGE BACKED				340,483	2.7
		TOTAL STRUCTURED ASSETS	(Cost $582,827)	577,487	4.5
		TOTAL BONDS	(Cost $5,404,419)	5,339,457	41.6

70	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2018

Shares	Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS		$127,964	1.0%
BANKS
2,868,991	Bank of America Corp	70,692	0.5
	Other	449,780	3.5
		520,472	4.0
CAPITAL GOODS
249,070	3M Co	47,458	0.4
	Other	454,462	3.5
		501,920	3.9
COMMERCIAL & PROFESSIONAL SERVICES		99,070	0.8
CONSUMER DURABLES & APPAREL
601,225	Nike, Inc (Class B)	44,575	0.3
	Other	100,283	0.8
		144,858	1.1
CONSUMER SERVICES
662,396	Starbucks Corp	42,658	0.4
	Other	131,395	1.0
		174,053	1.4
DIVERSIFIED FINANCIALS
388,609	American Express Co	37,042	0.3
203,549	CME Group, Inc	38,292	0.3
	Other	345,308	2.7
		420,642	3.3
ENERGY
629,558	ConocoPhillips	39,253	0.3
	Other	341,052	2.7
		380,305	3.0
FOOD & STAPLES RETAILING		57,613	0.4
FOOD, BEVERAGE & TOBACCO
1,300,747	Coca-Cola Co	61,590	0.5
891,007	Mondelez International, Inc	35,667	0.3
590,550	Nestle S.A.	47,931	0.3
511,551	PepsiCo, Inc	56,516	0.4
	Other	113,035	0.9
		314,739	2.4
HEALTH CARE EQUIPMENT & SERVICES
164,724	Becton Dickinson & Co	37,116	0.3
287,788	UnitedHealth Group, Inc	71,694	0.5
	Other	268,858	2.1
		377,668	2.9

See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	71

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2018

Shares		Company	Value (000)	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS
768,452		Procter & Gamble Co	$70,636	0.5%
		Other	103,067	0.8
			173,703	1.3
INSURANCE
288,074		Chubb Ltd	37,213	0.3
		Other	296,596	2.3
			333,809	2.6
MATERIALS			343,658	2.7
MEDIA & ENTERTAINMENT
49,500	*	Alphabet, Inc (Class A)	51,725	0.4
51,184	*	Alphabet, Inc (Class C)	53,007	0.4
176,049	*	NetFlix, Inc	47,121	0.4
		Other	112,687	0.9
			264,540	2.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
402,535		AbbVie, Inc	37,110	0.3
254,585		Amgen, Inc	49,560	0.4
431,197		Eli Lilly & Co	49,898	0.4
874,008		Schering-Plough Corp	66,783	0.5
		Other	428,692	3.3
			632,043	4.9
REAL ESTATE
244,770		American Tower Corp	38,720	0.3
		Other	224,216	1.7
			262,936	2.0
RETAILING
23,621	*	Booking Holdings, Inc	40,685	0.3
370,326		Home Depot, Inc	63,629	0.5
401,684		Lowe’s Companies, Inc	37,100	0.3
		Other	177,546	1.4
			318,960	2.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,322,542		Intel Corp	62,067	0.5
435,099		Texas Instruments, Inc	41,117	0.3
		Other	77,378	0.6
			180,562	1.4
SOFTWARE & SERVICES
299,265		Accenture plc	42,199	0.3
396,413		International Business Machines Corp	45,060	0.3
1,758,895		Microsoft Corp	178,651	1.4
1,118,967		Oracle Corp	50,521	0.4
336,752	*	salesforce.com, Inc	46,125	0.4
		Other	278,417	2.2
			640,973	5.0

72	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Social Choice Account  ■  December 31, 2018

Shares		Company		Value (000)	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
1,036,835		Apple, Inc		$163,550	1.3%
1,503,382		Cisco Systems, Inc		65,142	0.5
		Other		154,434	1.2
				383,126	3.0
TELECOMMUNICATION SERVICES
723,589		Verizon Communications, Inc		40,680	0.3
		Other		137,725	1.1
				178,405	1.4
TRANSPORTATION
286,217		Union Pacific Corp		39,564	0.3
		Other		174,407	1.4
				213,971	1.7
UTILITIES				275,788	2.1
		TOTAL COMMON STOCKS	(Cost $6,553,152)	7,321,778	56.9

PREFERRED STOCKS
BANKS				21,463	0.2
		TOTAL PREFERRED STOCKS	(Cost $38,865)	21,463	0.2

RIGHTS / WARRANTS
ENERGY				267	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $272)	267	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				28,910	0.2
TREASURY DEBT				19,896	0.2

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
156,436,465	c	State Street Navigator Securities Lending
		Government Money Market Portfolio		156,436	1.2
				156,436	1.2
		TOTAL SHORT-TERM INVESTMENTS	(Cost $205,242)	205,242	1.6

		TOTAL PORTFOLIO	(Cost $12,252,662)	12,934,711	100.6
		OTHER ASSETS & LIABILITIES, NET		(76,344)	(0.6)
		NET ASSETS		$12,858,367	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	73

Summary portfolio of investments	concluded

CREF Social Choice Account  ■  December 31, 2018

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $150,948,463.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/18, the aggregate value of these securities, including those in “Other,” was $1,241,326,160 or 9.7% of net assets.
j	Zero coupon

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

74	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Money Market Account  ■  December 31, 2018

Principal	Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
$623,350,000	Federal Farm Credit Bank (FFCB)	0.010%, 01/07/19–05/23/19	$620,354	6.3%
80,000,000	Federal Home Loan Bank (FHLB)	0.010%, 01/04/19	79,985	0.8
80,000,000	FHLB	0.010%, 01/08/19	79,966	0.8
110,258,000	FHLB	0.010%, 01/09/19	110,203	1.1
110,725,000	FHLB	0.010%, 01/11/19	110,656	1.1
100,590,000	FHLB	0.010%, 01/14/19	100,508	1.0
95,090,000	FHLB	0.010%, 01/23/19	94,958	1.0
183,000,000	FHLB	0.010%, 01/28/19	182,684	1.9
90,000,000	FHLB	0.010%, 01/29/19	89,840	0.9
138,350,000	FHLB	0.010%, 01/30/19	138,094	1.4
130,497,000	FHLB	0.010%, 02/01/19	130,235	1.3
90,200,000	FHLB	0.010%, 02/05/19	89,992	0.9
111,775,000	FHLB	0.010%, 02/06/19	111,515	1.1
168,500,000	FHLB	0.010%, 02/11/19	168,048	1.7
70,000,000	FHLB	0.010%, 02/15/19	69,793	0.7
94,398,000	FHLB	0.010%, 02/20/19	94,088	1.0
100,000,000	FHLB	0.010%, 02/25/19	99,641	1.0
70,000,000	FHLB	0.010%, 02/26/19	69,743	0.7
82,800,000	FHLB	0.010%, 03/05/19	82,456	0.8
108,000,000	FHLB	0.010%, 03/08/19	107,526	1.1
101,500,000	FHLB	0.010%, 03/11/19	101,034	1.0
100,000,000	FHLB	0.010%, 03/12/19	99,538	1.0
97,230,000	FHLB	0.010%, 03/13/19	96,772	1.0
83,855,000	FHLB	0.010%, 03/18/19	83,431	0.8
859,309,000	FHLB	0.010%, 01/02/19–05/03/19	856,537	8.7
70,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010%, 01/07/19	69,975	0.7
110,635,000	FHLMC	0.010%, 01/22/19	110,490	1.1
78,985,000	FHLMC	0.010%, 02/13/19	78,764	0.8
100,000,000	FHLMC	0.010%, 03/04/19	99,592	1.0
94,274,000	FHLMC	0.010%, 03/11/19	93,841	1.0
565,120,000	FHLMC	0.010%, 01/02/19–03/26/19	563,372	5.7
80,000,000	Federal National Mortgage Association (FNMA)	0.010%, 02/04/19	79,827	0.8
70,000,000	FNMA	0.010%, 02/12/19	69,812	0.7
801,918,000	FNMA	0.010%–1.875%, 01/02/19–03/20/19	799,819	8.1
	Other		61,673	0.6
			5,894,762	59.6
TREASURY DEBT
120,000,000	United States Treasury Bill	0.010%, 01/03/19	119,986	1.2
133,625,000	United States Treasury Bill	0.010%, 01/10/19	133,553	1.3
111,465,000	United States Treasury Bill	0.010%, 01/17/19	111,357	1.1
129,485,000	United States Treasury Bill	0.010%, 01/24/19	129,301	1.3
80,000,000	United States Treasury Bill	0.010%, 01/31/19	79,846	0.8
140,000,000	United States Treasury Bill	0.010%, 02/07/19	139,678	1.4
109,055,000	United States Treasury Bill	0.010%, 02/14/19	108,753	1.1
164,455,000	United States Treasury Bill	0.010%, 02/21/19	163,922	1.7
81,660,000	United States Treasury Bill	0.010%, 02/28/19	81,356	0.8
116,110,000	United States Treasury Bill	0.010%, 03/07/19	115,620	1.2
101,020,000	United States Treasury Bill	0.010%, 03/14/19	100,548	1.0

See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	75

Summary portfolio of investments	concluded

CREF Money Market Account  ■  December 31, 2018

				Value	% of net
Principal		Issuer		(000)	assets
TREASURY DEBT—continued
$ 92,435,000		United States Treasury Bill	0.010%, 04/04/19	$91,868	0.9%
75,000,000		United States Treasury Bill	0.010%, 04/11/19	74,499	0.8
267,535,000		United States Treasury Bill	0.010%, 01/08/19–05/16/19	266,309	2.7
91,250,000		United States Treasury Note	1.125%, 01/15/19	91,211	0.9
78,590,000		United States Treasury Note	1.000%, 03/15/19	78,370	0.8
148,140,000		United States Treasury Note	0.750%–1.500%, 01/31/19–02/28/19	147,948	1.5
				2,034,125	20.5
VARIABLE RATE SECURITIES
385,500,000	i	Federal Agricultural Mortgage Corp (FAMC), LIBOR 1 M – 0.105%–LIBOR 3 M – 0.200%	2.244%–2.567%, 01/25/19–02/26/20	385,500	3.9
80,000,000	i	Federal Farm Credit Bank (FFCB), FRED – 2.980%	2.520%, 02/20/20	79,996	0.8
767,400,000	i	FFCB, LIBOR 1 M – 0.125%–FRED – 2.870%	2.258%–2.630%, 01/14/19–08/17/20	767,312	7.8
72,500,000	i	Federal Home Loan Bank (FHLB), LIBOR 3 M – 0.200%	2.245%, 01/18/19	72,500	0.7
69,000,000	i	FHLB, SOFR + 4.000%	2.500%, 05/15/19	69,000	0.7
180,300,000	i	FHLB, LIBOR 1 M – 0.070%–US Treasury Bill 3 M + 0.070%,	2.351%–2.534%, 02/13/19–01/30/20	180,304	1.8
80,900,000	i	Federal Home Loan Mortgage Corp (FHLMC), LIBOR 1 M – 0.100%	2.287%, 08/08/19	80,901	0.8
149,500,000	i	FHLMC, LIBOR 3 M – 0.165%–SOFR + 3.000%	2.243%–2.490%, 05/08/19–08/27/19	149,503	1.5
120,000,000	i	United States Treasury Floating Rate Note, US Treasury Bill 3 M + 0.033%	2.463%, 04/30/20	120,025	1.2
		Other		85,008	0.9
				1,990,049	20.1
		TOTAL SHORT-TERM INVESTMENTS	(Cost $9,918,936)	9,918,936	100.2

		TOTAL PORTFOLIO	(Cost $9,918,936)	9,918,936	100.2
		OTHER ASSETS & LIABILITIES, NET		(20,562)	(0.2)
		NET ASSETS		$9,898,374	100.0%

Abbreviation(s):

FRED	Federal Bank Prime Loan Rate
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

76	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements

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College Retirement Equities Fund ■ 2018 Annual Report	77

Statements of assets and liabilities

College Retirement Equities Fund  ■  December 31, 2018

		Stock	Global Equities	Growth	Equity Index	Bond Market	Inflation-Linked	Social Choice	Money Market
(amounts in thousands, except accumulation unit value)		Account	Account	Account	Account	Account	Bond Account	Account	Account
ASSETS
Portfolio investments, at value*†		$105,075,261	$18,484,902	$23,298,775	$16,939,473	$13,012,718	$6,321,603	$12,934,711	$9,918,936
Affiliated investments, at value‡		223,283	—	—	—	—	—	—	—
Total portfolio investments, at value		$105,298,544	$18,484,902	$23,298,775	$16,939,473	$13,012,718	$6,321,603	$12,934,711	$9,918,936
Cash**#§		155,044	27,485	12,572	8,773	95,749	360	27,493	236
Cash – foreign^		6,520	1,538	—	—	9	—	156	—
Dividends and interest receivable		150,609	22,710	11,162	21,066	78,997	21,189	50,027	6,619
Receivable from securities transactions		249,547	21,668	46,409	544	30,598	2,639	5,711	—
Receivable for delayed delivery securities		6,972	530	37,875	—	78,404	—	16,001	—
Unrealized appreciation on forward foreign currency contracts		479	—	—	—	764	—	—	—
Due from affiliates		—	—	—	—	54	—	—	—
Receivable for variation margin on open futures contracts		—	—	—	2,528	—	—	—	—
Other		10,415	2,053	2,151	1,883	1,682	1,307	2,046	1,649
Total assets		105,878,130	18,560,886	23,408,944	16,974,267	13,298,975	6,347,098	13,036,145	9,927,440
LIABILITIES
Investment management fees payable		1,830	47	34	38	91	57	338	92
Service agreement fees payable		1,807	223	368	242	18	148	—	315
Payable for collateral for securities loaned		1,723,589	272,113	85,482	133,009	—	—	156,436	—
Payable for securities transactions		146,607	54,385	87,154	398	—	—	156	25,705
Payable for delayed delivery securities		4,689	3,983	—	—	74,685	—	16,110	—
Due to affiliates		130,924	5,841	6,543	7,202	—	2,086	3,092	1,228
Payable for variation margin on futures contracts		19,215	8,358	—	—	—	285	—	—
Written options◊		2,235	—	—	—	—	—	—	—
Payable for trustee compensation		10,236	2,051	2,149	1,823	1,740	1,307	1,646	1,649
Unrealized depreciation on forward foreign currency contracts		82	—	—	—	1,181	—	—	—
Other		1,167	22	—	—	5	—	—	77
Total liabilities		2,042,381	347,023	181,730	142,712	77,720	3,883	177,778	29,066
NET ASSETS		$103,835,749	$18,213,863	$23,227,214	$16,831,555	$13,221,255	$6,343,215	$12,858,367	$9,898,374
CLASS R1 (Accumulation):	Net assets	$12,654,918	$3,154,187	$4,311,075	$3,307,983	$2,047,580	$963,761	$2,104,433	$1,866,007
	Units outstanding	29,035	20,074	24,070	16,072	16,899	14,117	9,410	72,141
	Unit value	$435.85	$157.13	$179.10	$205.82	$121.17	$68.27	$223.63	$25.87
CLASS R2 (Accumulation):	Net assets	30,865,756	6,104,210	7,850,327	5,728,005	4,567,262	2,027,775	4,475,554	2,970,199
	Units outstanding	70,170	38,495	43,432	27,576	37,350	29,433	19,830	114,237
	Unit value	$439.87	$158.57	$180.75	$207.72	$122.28	$68.90	$225.69	$26.00
CLASS R3 (Accumulation):	Net assets	50,308,827	8,621,101	10,665,099	7,418,245	6,329,207	3,171,055	5,930,851	4,927,134
	Units outstanding	114,039	54,209	58,832	35,609	51,609	45,894	26,202	189,001
	Unit value	$441.15	$159.04	$181.28	$208.32	$122.64	$69.10	$226.35	$26.07
ANNUITY:	Net assets	$10,006,248	$334,365	$400,713	$377,322	$277,206	$180,624	$347,529	$135,034
* Includes securities loaned of		$1,647,490	$257,173	$84,094	$129,294	$—	$—	$150,948	$—
** Includes cash collateral for securities loaned of		$100,221	$14,644	$—	$—	$—	$—	$—	$—
# Includes cash collateral for mortgage dollar rolls of		$—	$—	$—	$—	$95,000	$—	$27,501	$—
§ Includes cash collateral for open futures contracts of		$—	$—	$—	$—	$—	$105	$—	$—
† Portfolio investments; unaffiliated issuers cost		$107,555,804	$19,087,872	$20,255,847	$8,644,587	$13,262,728	$6,330,329	$12,252,662	$9,918,936
‡ Portfolio investments; affiliated issuers cost		$417,513	$—	$—	$—	$—	$—	$—	$—
^ Foreign cash, cost		$6,511	$1,538	$—	$—	$9	$—	$156	$—
◊ Written options premiums		$2,696	$—	$—	$—	$—	$—	$—	$—

78	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	79

Statements of operations

College Retirement Equities Fund  ■  For the year ended December 31, 2018

	Stock	Global Equities	Growth	Equity Index	Bond Market	Inflation-Linked	Social Choice	Money Market
(amounts in thousands)	Account	Account	Account	Account	Account	Bond Account	Account	Account
INVESTMENT INCOME
Dividends:
Unaffiliated issuers*	$2,513,785	$416,844	$288,936	$373,646	$—	$—	$184,637	$—
Affiliated issuers	2,595	—	—	—	—	—	—	—
Income from securities lending	38,183	7,420	1,626	3,472	—	—	2,508	—
Interest	12,039	6,116	1,523	1,433	425,964	197,910	185,046	175,312
Other	—	—	—	—	1,508	—	2,654	—
Total income	2,566,602	430,380	292,085	378,551	427,472	197,910	374,845	175,312
EXPENSES
Investment management fees	125,226	21,801	10,172	2,968	12,343	1,536	6,160	2,625
Administrative – Class R1	41,458	9,981	13,705	10,536	5,795	2,749	6,393	5,074
Administrative – Class R2	58,744	11,321	14,564	10,600	7,458	3,306	7,869	4,594
Administrative – Class R3	99,195	14,091	17,505	12,363	9,289	4,732	9,506	6,741
Distribution fees – Class R1	21,620	5,195	7,131	5,488	3,015	1,430	3,330	2,635
Distribution fees – Class R2	27,233	5,241	6,742	4,913	3,455	1,532	3,647	2,125
Distribution fees – Class R3	37,821	5,387	6,712	4,724	3,536	1,803	3,624	2,570
Mortality and expense risk charges	6,127	1,038	1,330	963	668	321	700	475
Total expenses	417,424	74,055	77,861	52,555	45,559	17,409	41,229	26,839
Plus: Recovery of expenses previously withheld by TIAA	—	—	—	—	—	—	—	22,072
Net expenses	417,424	74,055	77,861	52,555	45,559	17,409	41,229	48,911
Net investment income (loss)	2,149,178	356,325	214,224	325,996	381,913	180,501	333,616	126,401
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers†	12,218,069	1,775,995	3,390,111	1,117,785	(113,342)	6,175	1,081,646	(5)
Affiliated issuers	(28,645)	—	—	—	—	—	—	—
Forward foreign currency contracts	325	—	—	—	8,991	—	—	—
Futures contracts	(21,641)	(14,462)	—	(6,342)	—	405	—	—
Purchased options	(11,366)	(985)	—	—	—	—	—	—
Written options	18,514	53	—	—	—	—	—	—
Swap contracts	(3,015)	—	—	—	(1,532)	—	—	—
Foreign currency transactions	(15,159)	(4,580)	(178)	—	(73)	—	(771)	—
Net realized gain (loss) on total investments	12,157,082	1,756,021	3,389,933	1,111,443	(105,956)	6,580	1,080,875	(5)
Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers‡	(25,104,620)	(4,693,852)	(4,097,874)	(2,351,154)	(318,094)	(222,282)	(1,994,357)	—
Affiliated issuers	(216,833)	—	—	—	—	—	—	—
Forward foreign currency contracts	397	—	—	—	733	—	—	—
Futures contracts	(21,524)	(12,539)	—	1,798	—	(322)	—	—
Purchased options	(2,126)	—	—	—	—	—	—	—
Written options	148	—	—	—	—	—	—	—
Swap contracts	190	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(1,347)	(338)	7	—	(49)	—	(172)	—
Net change in unrealized appreciation (depreciation) on total investments	(25,345,715)	(4,706,729)	(4,097,867)	(2,349,356)	(317,410)	(222,604)	(1,994,529)	—
Net realized and unrealized gain (loss) on total investments	(13,188,633)	(2,950,708)	(707,934)	(1,237,913)	(423,366)	(216,024)	(913,654)	(5)
Net increase (decrease) in net assets from operations	$(11,039,455)	$(2,594,383)	$(493,710)	$(911,917)	$(41,453)	$(35,523)	$(580,038)	$126,396
* Net of foreign withholding taxes of unaffiliated issuers	$110,159	$23,205	$2,103	$36	$153	$—	$7,510	$—
† Includes net realized gain (loss) from securities sold to affiliates of	$691,502	$332,182	$139,993	$54,804	$—	$—	$8,480	$—
‡ Includes net change in unrealized foreign capital gains taxes of	$12,613	$1,651	$—	$—	$3	$—	$—	$—

80	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	81

Statements of changes in net assets

College Retirement Equities Fund  ■  For the year ended

		Stock Account		Global Equities Account		Growth Account
(amounts in thousands except accumulation units)		December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

OPERATIONS
Net investment income (loss)		$2,149,178	$1,996,008	$356,325	$315,950	$214,224	$178,818
Net realized gain (loss) on total investments		12,157,082	10,273,736	1,756,021	1,165,787	3,389,933	1,981,280
Net change in unrealized appreciation (depreciation) on total investments		(25,345,715)	12,938,878	(4,706,729)	2,794,100	(4,097,867)	4,221,425
Net increase (decrease) in net assets from operations		(11,039,455)	25,208,622	(2,594,383)	4,275,837	(493,710)	6,381,523

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	503,440	562,937	332,518	167,345	328,870	269,213
	Class R2	1,080,613	1,096,517	441,149	251,551	378,005	383,624
	Class R3	1,780,589	1,796,500	869,721	399,103	644,534	477,167
Net transfers between CREF Accounts	Class R1	(519,523)	(157,164)	7,063	(11,609)	(150,821)	(23,121)
	Class R2	(928,765)	(369,898)	131,993	(26,675)	(187,671)	(65,068)
	Class R3	167,910	(242,297)	459,837	29,658	116,893	13,161
Withdrawals and death benefits	Class R1	(1,811,834)	(1,838,633)	(411,738)	(456,836)	(609,583)	(542,934)
	Class R2	(4,170,883)	(4,132,496)	(731,937)	(786,449)	(974,735)	(897,313)
	Class R3	(6,681,747)	(6,731,436)	(1,024,120)	(1,145,370)	(1,361,909)	(1,250,681)
Annuity payments:		(1,438,858)	(1,363,308)	(40,478)	(36,450)	(43,694)	(36,769)
Net increase (decrease) from participant transactions		(12,019,058)	(11,379,278)	34,008	(1,615,732)	(1,860,111)	(1,672,721)
Net increase (decrease) in net assets		(23,058,513)	13,829,344	(2,560,375)	2,660,105	(2,353,821)	4,708,802

NET ASSETS
Beginning of period		126,894,262	113,064,918	20,774,238	18,114,133	25,581,035	20,872,233
End of period		$103,835,749	$126,894,262	$18,213,863	$20,774,238	$23,227,214	$25,581,035

ACCUMULATION UNITS:
Units purchased:	Class R1	1,034,071	1,287,244	1,861,332	1,036,261	1,666,487	1,653,539
	Class R2	2,196,235	2,487,252	2,434,695	1,542,146	1,899,333	2,356,504
	Class R3	3,253,935	3,662,867	4,692,659	2,298,296	3,113,703	2,752,948
Units sold / transferred:	Class R1	(4,786,952)	(4,559,634)	(2,271,931)	(2,911,570)	(3,897,846)	(3,488,438)
	Class R2	(10,368,888)	(10,225,025)	(3,337,694)	(5,022,346)	(5,870,818)	(5,914,089)
	Class R3	(13,178,771)	(15,744,720)	(3,153,669)	(6,880,321)	(6,287,298)	(7,591,087)
Outstanding:
Beginning of period		235,095,367	258,187,383	112,552,603	122,490,137	135,710,739	145,941,362
End of period		213,244,997	235,095,367	112,777,995	112,552,603	126,334,300	135,710,739

82	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	83

Statements of changes in net assets	continued

College Retirement Equities Fund ■ For the year ended

		Equity Index Account		Bond Market Account		Inflation-Linked Bond Account
(amounts in thousands except accumulation units)		December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

OPERATIONS
Net investment income (loss)		$325,996	$297,825	$381,913	$349,341	$180,501	$147,769
Net realized gain (loss) on total investments		1,111,443	801,964	(105,956)	39,709	6,580	18,997
Net change in unrealized appreciation (depreciation) on total investments		(2,349,356)	2,384,274	(317,410)	150,734	(222,604)	(49,795)
Net increase (decrease) in net assets from operations		(911,917)	3,484,063	(41,453)	539,784	(35,523)	116,971

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	200,197	236,397	136,171	155,840	67,815	69,648
	Class R2	271,121	308,385	291,918	327,534	154,399	154,467
	Class R3	349,033	372,915	449,478	487,490	260,514	256,823
Net transfers between CREF Accounts	Class R1	(133,292)	(12,562)	13,932	109,837	3,421	11,522
	Class R2	(138,318)	(66,983)	94,759	239,495	64,477	67,789
	Class R3	(20,287)	62,438	255,450	341,833	149,050	112,192
Withdrawals and death benefits	Class R1	(485,194)	(501,867)	(299,729)	(312,433)	(141,219)	(162,852)
	Class R2	(807,336)	(768,991)	(622,902)	(608,059)	(275,659)	(286,394)
	Class R3	(983,535)	(1,007,528)	(869,297)	(911,805)	(431,600)	(478,592)
Annuity payments:		(43,024)	(39,262)	(27,803)	(27,849)	(19,015)	(19,915)
Net increase (decrease) from participant transactions		(1,790,635)	(1,417,058)	(578,023)	(198,117)	(167,817)	(275,312)
Net increase (decrease) in net assets		(2,702,552)	2,067,005	(619,476)	341,667	(203,340)	(158,341)

NET ASSETS
Beginning of period		19,534,107	17,467,102	13,840,731	13,499,064	6,546,555	6,704,896
End of period		$16,831,555	$19,534,107	$13,221,255	$13,840,731	$6,343,215	$6,546,555

ACCUMULATION UNITS:
Units purchased:	Class R1	891,750	1,197,768	1,137,926	1,300,109	993,482	1,018,589
	Class R2	1,198,508	1,551,881	2,420,078	2,713,650	2,243,650	2,245,476
	Class R3	1,463,674	1,735,236	3,559,308	3,841,293	3,673,498	3,586,822
Units sold / transferred:	Class R1	(2,763,741)	(2,592,555)	(2,391,872)	(1,694,376)	(2,019,198)	(2,212,715)
	Class R2	(4,166,875)	(4,186,789)	(4,379,958)	(3,062,047)	(3,067,963)	(3,176,740)
	Class R3	(4,398,867)	(4,742,130)	(5,070,279)	(4,702,871)	(4,069,349)	(5,279,162)
Outstanding:
Beginning of period		87,032,718	94,069,307	110,582,657	112,186,899	91,690,444	95,508,174
End of period		79,257,167	87,032,718	105,857,860	110,582,657	89,444,564	91,690,444

84	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	85

Statements of changes in net assets	concluded

College Retirement Equities Fund ■ For the year ended

		Social Choice Account		Money Market Account
(amounts in thousands except accumulation units)		December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017

OPERATIONS
Net investment income (loss)		$333,616	$308,805	$126,401	$41,788
Net realized gain (loss) on total investments		1,080,875	553,058	(5)	(3)
Net change in unrealized appreciation (depreciation)
on total investments		(1,994,529)	989,572	—	—
Net increase (decrease) in net assets from operations		(580,038)	1,851,435	126,396	41,785

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	117,086	119,019	749,850	840,606
	Class R2	214,761	225,417	843,285	753,090
	Class R3	303,754	293,384	1,560,336	1,286,365
Net transfers between CREF Accounts	Class R1	(71,016)	(14,789)	21,896	(81,617)
	Class R2	(98,505)	(51,616)	219,439	11,156
	Class R3	59,266	71,683	482,808	52,635
Withdrawals and death benefits	Class R1	(268,792)	(271,321)	(767,215)	(1,066,634)
	Class R2	(521,801)	(530,080)	(967,447)	(1,245,857)
	Class R3	(692,272)	(716,951)	(1,716,480)	(2,065,474)
Annuity payments:		(36,758)	(34,518)	(14,918)	(16,521)
Net increase (decrease) from participant transactions		(994,277)	(909,772)	411,554	(1,532,251)
Net increase (decrease) in net assets		(1,574,315)	941,663	537,950	(1,490,466)

NET ASSETS
Beginning of period		14,432,682	13,491,019	9,360,424	10,850,890
End of period		$12,858,367	$14,432,682	$9,898,374	$9,360,424

ACCUMULATION UNITS:
Units purchased:	Class R1	499,348	541,328	29,165,709	32,902,182
	Class R2	906,825	1,019,875	32,681,140	29,428,852
	Class R3	1,186,592	1,229,882	60,106,404	49,905,789
Units sold / transferred:	Class R1	(1,449,236)	(1,302,201)	(29,000,184)	(44,947,545)
	Class R2	(2,618,815)	(2,631,542)	(29,017,834)	(48,263,532)
	Class R3	(2,666,460)	(2,916,334)	(47,738,385)	(77,878,520)
Outstanding:
Beginning of period		59,584,805	63,643,797	359,182,406	418,035,180
End of period		55,443,059	59,584,805	375,379,256	359,182,406

86	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	87

Financial highlights

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets					Accumulation
	For the year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses		Net investment income (loss	)	Portfolio turnover rate	units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]

STOCK ACCOUNT
Class R1:	12/31/18		$10.238		$2.573		$7.665		$(55.323)	$(47.658)	$483.507	$435.849	(9.86)%	0.53%		1.57%		55%	29		$12,655
	12/31/17		8.937		2.869		6.068		84.379	90.447	393.060	483.507	23.01	0.65		1.38		48	33		15,853
	12/31/16		8.586		2.727		5.859		25.797	31.656	361.404	393.060	8.76	0.74		1.59		56	36		14,174
	12/31/15	[h]	8.076		2.108		5.968		(9.995)	(4.027)	365.431	361.404	(1.10)	0.57		1.60		52	39		14,153
	12/31/14		7.897		1.620		6.277		15.744	22.021	343.410	365.431	6.41	0.46		1.77		58	306		111,823
Class R2:	12/31/18		10.327		1.687		8.640		(55.847)	(47.207)	487.075	439.868	(9.69)	0.34		1.75		55	70		30,866
	12/31/17		8.990		1.736		7.254		84.893	92.147	394.928	487.075	23.33	0.39		1.64		48	78		38,159
	12/31/16		8.610		1.724		6.886		25.913	32.799	362.129	394.928	9.06	0.47		1.87		56	86		33,996
	12/31/15	[g]	5.699		1.215		4.484		(30.621)	(26.137)	388.266	362.129	(6.73)[c]	0.48	[d]	1.75	[d]	52	94		33,974
Class R3:	12/31/18		10.352		1.485		8.867		(56.010)	(47.143)	488.295	441.152	(9.65)	0.30		1.79		55	114		50,309
	12/31/17		9.010		1.395		7.615		85.073	92.688	395.607	488.295	23.43	0.32		1.72		48	124		60,531
	12/31/16		8.619		1.346		7.273		25.956	33.229	362.378	395.607	9.17	0.36		1.97		56	136		53,821
	12/31/15	[g]	5.698		0.960		4.738		(30.626)	(25.888)	388.266	362.378	(6.67)[c]	0.38	[d]	1.85	[d]	52	148		53,614

GLOBAL EQUITIES ACCOUNT
Class R1:	12/31/18		3.712		0.948		2.764		(25.325)	(22.561)	179.688	157.127	(12.56)	0.53		1.54		77	20		3,154
	12/31/17		3.346		1.117		2.229		32.997	35.226	144.462	179.688	24.38	0.69		1.38		36	20		3,681
	12/31/16		3.218		1.027		2.191		4.314	6.505	137.957	144.462	4.72	0.75		1.60		78	22		3,230
	12/31/15	[h]	3.077		0.823		2.254		(3.090)	(0.836)	138.793	137.957	(0.60)	0.58		1.59		49	24		3,312
	12/31/14		3.394		0.623		2.771		2.779	5.550	133.243	138.793	4.17	0.46		2.04		59	136		18,808
Class R2:	12/31/18		3.746		0.624		3.122		(25.558)	(22.436)	181.007	158.571	(12.40)	0.35		1.73		77	38		6,104
	12/31/17		3.365		0.700		2.665		33.198	35.863	145.144	181.007	24.71	0.43		1.64		36	39		7,131
	12/31/16		3.228		0.655		2.573		4.341	6.914	138.230	145.144	5.00	0.48		1.87		78	43		6,224
	12/31/15	[g]	2.030		0.468		1.562		(11.301)	(9.739)	147.969	138.230	(6.58)[c]	0.48	[d]	1.60	[d]	49	47		6,435
Class R3:	12/31/18		3.747		0.547		3.200		(25.626)	(22.426)	181.461	159.035	(12.36)	0.30		1.77		77	54		8,621
	12/31/17		3.372		0.574		2.798		33.270	36.068	145.393	181.461	24.81	0.35		1.71		36	53		9,558
	12/31/16		3.232		0.514		2.718		4.350	7.068	138.325	145.393	5.11	0.37		1.98		78	57		8,324
	12/31/15	[g]	2.030		0.370		1.660		(11.304)	(9.644)	147.969	138.325	(6.52)[c]	0.38	[d]	1.70	[d]	49	62		8,527

88	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	89

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets					Accumulation
	For the year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses		Net investment income (loss	)	Portfolio turnover rate	units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]

GROWTH ACCOUNT
Class R1:	12/31/18		$2.166		$0.914		$1.252		$(6.193)	$(4.941)	$184.043	$179.102	(2.69)%	0.46%		0.63%		62%	24		$4,311
	12/31/17		1.818		0.977		0.841		43.121	43.962	140.081	184.043	31.38	0.60		0.52		48	26		4,841
	12/31/16		1.782		0.902		0.880		2.577	3.457	136.624	140.081	2.53	0.67		0.65		64	28		3,941
	12/31/15	[h]	1.663		0.683		0.980		6.976	7.956	128.668	136.624	6.19	0.51		0.73		47	31		4,174
	12/31/14		1.501		0.482		1.019		14.445	15.464	113.204	128.668	13.66	0.41		0.86		57	164		21,048
Class R2:	12/31/18		2.186		0.555		1.631		(6.277)	(4.646)	185.396	180.750	(2.51)	0.28		0.82		62	43		7,850
	12/31/17		1.830		0.556		1.274		43.379	44.653	140.743	185.396	31.73	0.34		0.78		48	47		8,788
	12/31/16		1.788		0.534		1.254		2.593	3.847	136.896	140.743	2.81	0.39		0.93		64	51		7,172
	12/31/15	[g]	1.117		0.380		0.737		(1.993)	(1.256)	138.152	136.896	(0.91)[c]	0.41	[d]	0.79	[d]	47	55		7,594
Class R3:	12/31/18		2.193		0.471		1.722		(6.301)	(4.579)	185.860	181.281	(2.46)	0.24		0.86		62	59		10,665
	12/31/17		1.834		0.429		1.405		43.471	44.876	140.984	185.860	31.83	0.26		0.86		48	62		11,524
	12/31/16		1.790		0.395		1.395		2.599	3.994	136.990	140.984	2.92	0.29		1.03		64	67		9,424
	12/31/15	[g]	1.117		0.287		0.830		(1.992)	(1.162)	138.152	136.990	(0.84)[c]	0.31	[d]	0.89	[d]	47	73		10,027

EQUITY INDEX ACCOUNT
Class R1:	12/31/18		4.426		0.992		3.434		(15.616)	(12.182)	218.005	205.823	(5.59)	0.44		1.52		3	16		3,308
	12/31/17		3.836		1.126		2.710		34.271	36.981	181.024	218.005	20.43	0.57		1.37		4	18		3,912
	12/31/16		3.648		1.044		2.604		16.892	19.496	161.528	181.024	12.07	0.63		1.56		4	19		3,501
	12/31/15	[h]	3.254		0.765		2.489		(2.523)	(0.034)	161.562	161.528	(0.02)	0.47		1.52		5	20		3,260
	12/31/14		2.937		0.558		2.379		15.145	17.524	144.038	161.562	12.17	0.37		1.58		4	104		16,841
Class R2:	12/31/18		4.465		0.581		3.884		(15.774)	(11.890)	219.607	207.717	(5.41)	0.26		1.71		3	28		5,728
	12/31/17		3.859		0.612		3.247		34.480	37.727	181.880	219.607	20.74	0.31		1.63		4	31		6,708
	12/31/16		3.662		0.591		3.071		16.959	20.030	161.850	181.880	12.38	0.35		1.84		4	33		6,035
	12/31/15	[g]	2.443		0.414		2.029		(8.184)	(6.155)	168.005	161.850	(3.66)[c]	0.37	[d]	1.81	[d]	5	35		5,667
Class R3:	12/31/18		4.479		0.486		3.993		(15.823)	(11.830)	220.154	208.324	(5.37)	0.21		1.75		3	36		7,418
	12/31/17		3.869		0.458		3.411		34.551	37.962	182.192	220.154	20.84	0.23		1.71		4	39		8,486
	12/31/16		3.667		0.419		3.248		16.983	20.231	161.961	182.192	12.49	0.25		1.94		4	42		7,570
	12/31/15	[g]	2.443		0.302		2.141		(8.185)	(6.044)	168.005	161.961	(3.60)[c]	0.27	[d]	1.90	[d]	5	44		7,061

90	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	91

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets					Portfolio	Accumulation
	For the year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses		Net investment income (loss	)	Portfolio turnover rate	turnover rate excluding mortgage dollar rolls	units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]

BOND MARKET ACCOUNT
Class R1:	12/31/18		$3.829		$0.620		$3.209		$(3.713)	$(0.504)	$121.672	$121.168	(0.41)%	0.52%		2.68%		106%	91%	17		$2,048
	12/31/17		3.517		0.764		2.753		1.670	4.423	117.249	121.672	3.77	0.64		2.30		140	96	18		2,209
	12/31/16		3.430		0.827		2.603		0.897	3.500	113.749	117.249	3.08	0.70		2.21		240	131	19		2,175
	12/31/15	[h]	3.015		0.637		2.378		(2.100)	0.278	113.471	113.749	0.25	0.56		2.07		293	123	19		2,149
	12/31/14		2.665		0.494		2.171		3.764	5.935	107.536	113.471	5.52	0.44		1.95		290	89	117		13,254
Class R2:	12/31/18		3.861		0.402		3.459		(3.741)	(0.282)	122.564	122.282	(0.23)	0.33		2.87		106	91	37		4,567
	12/31/17		3.539		0.453		3.086		1.676	4.762	117.802	122.564	4.04	0.38		2.56		140	96	39		4,818
	12/31/16		3.442		0.506		2.936		0.892	3.828	113.974	117.802	3.36	0.43		2.48		240	131	40		4,672
	12/31/15	[g]	2.181		0.369		1.812		(3.573)	(1.761)	115.735	113.974	(1.52)[c]	0.47	[d]	2.31	[d]	293	123	40		4,599
Class R3:	12/31/18		3.872		0.352		3.520		(3.753)	(0.233)	122.871	122.638	(0.19)	0.29		2.91		106	91	52		6,329
	12/31/17		3.546		0.360		3.186		1.681	4.867	118.004	122.871	4.12	0.30		2.63		140	96	53		6,527
	12/31/16		3.446		0.385		3.061		0.891	3.952	114.052	118.004	3.47	0.32		2.58		240	131	54		6,370
	12/31/15	[g]	2.182		0.292		1.890		(3.573)	(1.683)	115.735	114.052	(1.45)[c]	0.37	[d]	2.41	[d]	293	123	55		6,237

INFLATION-LINKED BOND ACCOUNT
Class R1:	12/31/18		2.105		0.307		1.798		(2.292)	(0.494)	68.761	68.267	(0.72)	0.45		2.63		21	21	14		964
	12/31/17		1.731		0.395		1.336		(0.315)	1.021	67.740	68.761	1.51	0.58		1.95		18	18	15		1,041
	12/31/16		1.465		0.433		1.032		1.474	2.506	65.234	67.740	3.84	0.64		1.52		23	23	16		1,107
	12/31/15	[h]	(0.930)		0.324		(1.254)		(0.034)	(1.288)	66.522	65.234	(1.94)	0.48		(1.87)		6	6	17		1,127
	12/31/14		1.573		0.257		1.316		0.824	2.140	64.382	66.522	3.32	0.39		1.97		9	9	107		7,143
Class R2:	12/31/18		2.122		0.182		1.940		(2.310)	(0.370)	69.265	68.895	(0.53)	0.26		2.82		21	21	29		2,028
	12/31/17		1.743		0.218		1.525		(0.319)	1.206	68.059	69.265	1.77	0.32		2.22		18	18	30		2,096
	12/31/16		1.471		0.249		1.222		1.475	2.697	65.362	68.059	4.13	0.37		1.80		23	23	31		2,123
	12/31/15	[g]	1.272		0.185		1.087		(3.973)	(2.886)	68.248	65.362	(4.23)[c]	0.41	[d]	2.38	[d]	6	6	32		2,118
Class R3:	12/31/18		2.125		0.154		1.971		(2.313)	(0.342)	69.437	69.095	(0.49)	0.22		2.86		21	21	46		3,171
	12/31/17		1.746		0.165		1.581		(0.320)	1.261	68.176	69.437	1.85	0.24		2.29		18	18	46		3,214
	12/31/16		1.480		0.179		1.301		1.468	2.769	65.407	68.176	4.23	0.26		1.91		23	23	48		3,271
	12/31/15	[g]	1.274		0.140		1.134		(3.975)	(2.841)	68.248	65.407	(4.16)[c]	0.31	[d]	2.48	[d]	6	6	49		3,222

92	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	93

Financial highlights	concluded

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets					Portfolio	Accumulation
	For the year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments )	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses		Net investment income (loss)		Portfolio turnover rate	turnover rate excluding mortgage dollar rolls	units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]

SOCIAL CHOICE ACCOUNT
Class R1:	12/31/18		$6.291		$1.102		$5.189		$(15.749)	$(10.560)	$234.195	$223.635	(4.51)%	0.47%		2.21%		52%	47%	9		$ 2,104
	12/31/17		5.627		1.327		4.300		24.249	28.549	205.646	234.195	13.88	0.60		1.95		53	37	10		2,426
	12/31/16		5.437		1.336		4.101		9.343	13.444	192.202	205.646	7.00	0.68		2.07		93	50	11		2,287
	12/31/15	[h]	4.618		1.017		3.601		(5.795)	(2.194)	194.396	192.202	(1.13)	0.52		1.83		115	57	12		2,290
	12/31/14		4.446		0.773		3.673		8.760	12.433	181.963	194.396	6.83	0.41		1.95		120	52	72		14,017
Class R2:	12/31/18		6.344		0.673		5.671		(15.895)	(10.224)	235.915	225.691	(4.33)	0.28		2.39		52	47	20		4,476
	12/31/17		5.661		0.757		4.904		24.394	29.298	206.617	235.915	14.18	0.34		2.21		53	37	22		5,082
	12/31/16		5.456		0.799		4.657		9.377	14.034	192.583	206.617	7.29	0.40		2.35		93	50	23		4,784
	12/31/15	[g]	3.229		0.560		2.669		(11.025)	(8.356)	200.939	192.583	(4.16)[c]	0.42	[d]	1.99	[d]	115	57	25		4,750
Class R3:	12/31/18		6.361		0.576		5.785		(15.940)	(10.155)	236.504	226.349	(4.29)	0.24		2.43		52	47	26		5,931
	12/31/17		5.673		0.586		5.087		24.445	29.532	206.972	236.504	14.27	0.26		2.29		53	37	28		6,547
	12/31/16		5.461		0.594		4.867		9.391	14.258	192.714	206.972	7.40	0.30		2.45		93	50	29		6,078
	12/31/15	[g]	3.230		0.427		2.803		(11.028)	(8.225)	200.939	192.714	(4.09)[c]	0.32	[d]	2.09	[d]	115	57	31		5,984

			Selected per accumulation unit data													Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized							Ratios to average net assets						Accumulation
	For the year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss on total investments	)	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return	[b]	Gross expenses		Expenses net of TIAA withholding/ recovery		Net investment income (loss	)	units outstanding end of period (in millions	)	Accumulation fund net assets (in millions	)[i]

MONEY MARKET ACCOUNT
Class R1:	12/31/18		$0.474		$0.206		$0.268		$0.002		$0.270	$25.596	$25.866	1.05%		0.45%		0.80%		1.04%		72		$ 1,866
	12/31/17		0.227		0.165		0.062		0.000		0.062	25.534	25.596	0.25		0.57		0.64		0.32		72		1,842
	12/31/16		0.111		0.111		0.000		0.000		0.000	25.534	25.534	0.00		0.64		0.43		0.00		84		2,145
	12/31/15	[h]	0.036		0.036		0.000		0.000		0.000	25.534	25.534	0.00		0.50		0.14		0.00		87		2,225
	12/31/14		0.029		0.029		0.000		0.000		0.000	25.534	25.534	0.00		0.39		0.11		0.00		441		11,261
Class R2:	12/31/18		0.476		0.138		0.338		0.000		0.338	25.662	26.000	1.32		0.27		0.53		1.31		114		2,970
	12/31/17		0.227		0.116		0.111		0.002		0.113	25.549	25.662	0.44		0.31		0.45		0.58		111		2,838
	12/31/16		0.111		0.096		0.015		0.000		0.015	25.534	25.549	0.06		0.36		0.37		0.08		129		3,306
	12/31/15	[g]	0.030		0.030		0.000		0.000		0.000	25.534	25.534	0.00	[c]	0.40	[d]	0.17	[d]	0.00	[d]	137		3,507
Class R3:	12/31/18		0.477		0.103		0.374		0.000		0.374	25.695	26.069	1.46		0.23		0.40		1.45		189		4,927
	12/31/17		0.228		0.102		0.126		0.002		0.128	25.567	25.695	0.50		0.23		0.40		0.66		177		4,539
	12/31/16		0.111		0.078		0.033		0.000		0.033	25.534	25.567	0.13		0.26		0.30		0.17		205		5,231
	12/31/15	[g]	0.030		0.030		0.000		0.000		0.000	25.534	25.534	0.00	[c]	0.30	[d]	0.17	[d]	0.00	[d]	215		5,499

[a]	Based on average units outstanding.
[b]	Based on per accumulation unit data.
[c]	The percentages shown for this period are not annualized.
[d]	The percentages shown for this period are annualized.
[g]	Classes R2 and R3 commenced operations on April 24, 2015.
[h]	Prior to April 24, 2015, CREF offered only one class of units, which became Class R1 on that date.
[i]	Does not include annuity net assets.

94	2018 Annual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2018 Annual Report	95

Notes to financial statements

College Retirement Equities Fund

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return, and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Account expenses, and mortality experience. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period.

96	2018 Annual Report ■ College Retirement Equities Fund

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of an Account are allocated on a pro rata basis to each class, except for administrative service fees and distribution fees, which are unique to each class of each Account. Most expenses of CREF can be directly attributed to an Account or class. Expenses that cannot be directly attributed are allocated based upon the average net assets of each Account or class.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. CREF files income tax returns in U.S. federal and applicable state jurisdictions. CREF’s federal income tax return is generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open income tax years and has concluded that no provision for income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

College Retirement Equities Fund ■ 2018 Annual Report	97

Notes to financial statements

Trustee compensation: The Accounts pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 removes or modifies certain disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management has early implemented this accounting pronouncement for this annual report. This implementation did not have a material impact on the Accounts’ financial statements and various filings. Refer to Note 2 for further details.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes Investment Company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Accounts to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires accounts to establish a liquidity risk management program and enhances disclosures regarding accounts’ liquidity. The requirements of this final rule, in relation to the establishment of the liquidity risk management program and the 15% illiquid investment limit, were implemented by the December 1, 2018 compliance date. This portion of the implementation did not have a material impact on the accounts’ financial statements and various filings. In February 2018, the Commission issued Release No. IC-33142, which delayed certain compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of these provisions on the Accounts’ financial statements and various filings.

98	2018 Annual Report ■ College Retirement Equities Fund

continued

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

College Retirement Equities Fund ■ 2018 Annual Report	99

Notes to financial statements

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Options: Purchased and written options traded over the counter and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 of the fair value hierarchy.

Total return swap contracts: Total return swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of December 31, 2018, 100% of the value of investments in the Money Market Account was valued based on Level 2 inputs.

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The following table summarizes the market value of the Accounts’ investments as of December 31, 2018, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Equity investments:
Communication services	$6,650,956	$2,203,618	$370	$8,854,944
Consumer discretionary	7,673,307	3,337,732	245	11,011,284
Consumer staples	4,569,483	2,915,696	8	7,485,187
Energy	3,959,752	1,871,205	931	5,831,888
Financials	9,597,680	6,323,405	295	15,921,380
Health care	10,871,190	2,630,572	144	13,501,906
Industrials	7,190,806	3,836,998	472	11,028,276
Information technology	14,688,331	2,734,039	301	17,422,671
Materials	2,322,260	2,678,454	7	5,000,721
Real estate	2,352,941	1,578,188	5,950	3,937,079
Utilities	2,016,818	1,031,891	—	3,048,709
Government bonds	—	293	—	293
Equity-linked notes	—	1,639	—	1,639
Short-term investments	—	2,250,116	—	2,250,116
Purchased options**	2,451	—	—	2,451
Written options**	(2,235)	—	—	(2,235)
Futures contracts**	(19,220)	—	—	(19,220)
Forward foreign currency contracts**	—	397	—	397
Total	$71,874,520	$33,394,243	$8,723	$105,277,486
Global Equities
Equity investments:
Asia	$184,937	$1,697,534	$12	$1,882,483
Australasia	—	249,189	—	249,189
Europe	46,333	2,390,259	—	2,436,592
Latin America	28,962	228,918	—	257,880
North America	10,487,133	453,830	—	10,940,963
All other equity investments*	230,561	1,961,422	6	2,191,989
Short-term investments	—	525,806	—	525,806
Futures contracts**	(8,361)	—	—	(8,361)
Total	$10,969,565	$7,506,958	$18	$18,476,541
Growth
Equity investments:
Communication services	$3,018,402	$133,200	$—	$3,151,602
Consumer discretionary	3,638,787	146,791	—	3,785,578
Consumer staples	843,388	50,698	—	894,086
Health care	3,123,538	96,956	—	3,220,494
Industrials	2,334,978	155,658	—	2,490,636
All other equity investments*	9,605,681	—	—	9,605,681
Short-term investments	85,482	65,216	—	150,698
Total	$22,650,256	$648,519	$—	$23,298,775

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Notes to financial statements

Account	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Consumer discretionary	$1,720,997	$—	$—	$1,720,997
Consumer staples	1,111,741	—	—	1,111,741
Financials	2,317,330	6	—	2,317,336
Health care	2,513,199	3	13	2,513,215
Materials	507,676	40	—	507,716
All other equity investments *	8,556,742	—	—	8,556,742
Short-term investments	133,009	78,717	—	211,726
Futures contracts**	2,527	—	—	2,527
Total	$16,863,221	$78,766	$13	$16,942,000
Bond Market
Bank loan obligations	$—	$47,343	$—	$47,343
Corporate bonds	—	4,223,503	766	4,224,269
Government bonds	—	6,052,887	—	6,052,887
Structured assets	—	2,627,188	749	2,627,937
Common stocks	236	—	—	236
Preferred stocks	13,907	—	—	13,907
Short-term investments	—	46,139	—	46,139
Forward foreign currency contracts**	—	(417)	—	(417)
Total	$14,143	$12,996,643	$1,515	$13,012,301
Inflation-Linked Bond
Government bonds	$—	$6,312,833	$—	$6,312,833
Short-term investments	—	8,770	—	8,770
Futures contracts**	(285)	—	—	(285)
Total	$(285)	$6,321,603	$—	$6,321,318
Social Choice
Equity investments:
Communication services	$317,280	$125,665	$—	$442,945
Consumer discretionary	494,367	271,468	—	765,835
Consumer staples	343,982	202,073	—	546,055
Energy	238,336	142,236	—	380,572
Financials	789,861	506,525	—	1,296,386
Health care	792,737	216,974	—	1,009,711
Industrials	499,917	315,044	—	814,961
Information technology	1,080,372	124,289	—	1,204,661
Materials	156,398	187,260	—	343,658
Real estate	185,974	76,962	—	262,936
Utilities	192,218	83,570	—	275,788
Bank loan obligations	—	35,267	11,237	46,504
Corporate bonds	—	1,866,000	—	1,866,000
Government bonds	—	2,888,841	7,129	2,895,970
Structured assets	—	565,624	11,863	577,487
Short-term investments	156,436	48,806	—	205,242
Total	$5,247,878	$7,656,604	$30,229	$12,934,711

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

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Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

At December 31, 2018, the following Accounts have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows (dollar amounts are in thousands):

	Asset derivatives		Liabilities derivatives
		Fair value		Fair value
Derivative contract	Location	amount	Location	amount
Stock Account
Equity contracts	Futures contracts*	$(19,220)
Equity contracts	Portfolio investments	2,451	Written options	$(2,235)
Foreign exchange contracts	Forward foreign currency contracts	479	Forward foreign currency contracts	(82)
Global Equities Account
Equity contracts	Futures contracts*	(8,361)
Equity Index Account
Equity contracts	Futures contracts*	2,527
Bond Market Account
Foreign exchange contracts	Forward foreign currency contracts	764	Forward foreign currency contracts	(1,181)
Inflation-Linked Bond Account
Interest-rate contracts			Futures contracts*	(285)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

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Notes to financial statements

For the year ended December 31, 2018, the effect of derivative contracts on the Accounts’ Statements of Operations was as follows (dollar amounts are in thousands):

			Change in
			unrealized
		Realized	appreciation
Derivative contract	Location	gain (loss )	(depreciation )
Stock Account
Equity contracts	Futures contracts	$(21,641)	$(21,524)
Equity contracts	Purchased options	(11,366)	(2,126)
Equity contracts	Written options	18,514	148
Credit contracts	Swap contracts	(3,015)	190
Foreign-exchange contracts	Forward foreign currency contracts	325	397
Global Equities Account
Equity contracts	Futures contracts	(14,462)	(12,539)
Equity contracts	Purchased options	(985)	—
Equity contracts	Written options	53	—
Equity Index Account
Equity contracts	Futures contracts	(6,342)	1,798
Bond Market Account
Credit contracts	Swap contracts	(1,532)	—
Foreign-exchange contracts	Forward foreign currency contracts	8,991	733
Inflation-Linked Bond Account
Interest rate contracts	Futures contracts	405	(322)

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Accounts since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the year ended December 31, 2018, the Stock Account, Global Equities Account, Equity Index Account, and Inflation-Linked Bond Account had exposure to futures contracts, based on underlying notional values, generally between 0% and 2% of net assets. The futures contracts outstanding as of December 31, 2018 are disclosed in the summary portfolio of investments and the full Schedules of Investments.

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Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). To manage the risk, the Accounts may invest in both equity and index options. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks may arise upon entering into over the counter options from the potential of default by counterparty. Also, risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the year ended December 31, 2018, the Stock Account and Global Equities Account had exposure to options, based on underlying notional values, generally between 0% and 1% of net assets. The purchased and written options outstanding as of December 31, 2018 are disclosed in the summary portfolio of investments and the full Schedules of Investments.

Credit default swap contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Accounts are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Accounts. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Accounts could be required to make under the contract. In return, the Accounts receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Accounts keep the stream of payments with no payment obligations. When the Accounts sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Accounts.

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Notes to financial statements

Certain Accounts may also buy credit default swap contracts, in which case the Accounts function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Accounts with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Accounts as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Accounts receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Accounts (other than the Money Market Account) invest in credit default swaps to hedge or manage the risks associated with assets held in the Accounts and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the year ended December 31, 2018, the Bond Market Account had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets. There are no credit default swap contracts outstanding as of December 31, 2018.

Total return swap contracts: Total return swaps are agreements that provide an Account with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Account will receive a payment or make a payment to the counterparty, respectively. Payments received or made at the end of each measurement period are recorded as a realized gain or loss in the Statements of Operations. The swap is valued daily and any change in the value of the swap is reflected separately as a change in unrealized appreciation (depreciation) in the Statements of Operations. The value of the swap contract is reflected in unrealized appreciation (depreciation) on swap agreements in the Statements of Assets and Liabilities. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Account include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The

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Account’s maximum loss from counterparty risk is the fair value of the contract. Certain Accounts may invest in total return swaps to gain or hedge exposure to the underlying reference assets. During the year ended December 31, 2018, the Stock Account had exposure to total return swaps, based on underlying notional amounts, generally between 0% and 1% of net assets. There are no total return swap contracts outstanding as of December 31, 2018.

Forward foreign currency contracts: Certain Accounts are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Accounts use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of Assets and Liabilities. The Accounts realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of Assets and Liabilities. During the year ended December 31, 2018, the Stock Account and Bond Market Account had exposure to forwards, based on underlying notional values, generally between 0% and 1%. The forward contracts outstanding as of December 31, 2018 are disclosed in the summary portfolio of investments and the full Schedules of Investments.

Note 4—investment adviser and affiliates

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“TCIM”) in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF. Investment management expenses generally include investment management, portfolio accounting and custodial services and are the same across all classes of an Account.

Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual  & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Teachers Personal Investors Services, Inc. (“TPIS”), a wholly owned subsidiary of TIAA, may also provide

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Notes to financial statements

distribution functions for the Accounts on a limited basis. Participants invested in a particular CREF Account will be subject to different administrative and distribution expenses depending upon the class of the Account they own.

TIAA charges a mortality and expense charge of 0.005% to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. This charge is the same across all Accounts and classes.

The services provided by TCIM, Services, TPIS, and TIAA are provided to CREF at cost, and CREF also reimburses TCIM, Services, TPIS, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

As of December 31, 2018, the following table represents the effective expense deductions as an annual percentage of average daily net assets to approximate the costs that CREF incurred:

	Investment management fee	Administrative fee			Distribution fee
Account	All classes	Class R1	Class R2	Class R3	Class R1	Class R2	Class R3
Stock	0.102%	0.275%	0.161%	0.140%	0.144%	0.074%	0.053%
Global Equities	0.105	0.276	0.161	0.140	0.144	0.074	0.053
Growth	0.038	0.276	0.161	0.139	0.144	0.074	0.053
Equity Index	0.015	0.276	0.161	0.140	0.144	0.074	0.053
Bond Market	0.092	0.277	0.161	0.140	0.144	0.075	0.053
Inflation-Linked Bond	0.024	0.277	0.161	0.140	0.144	0.075	0.053
Social Choice	0.044	0.276	0.161	0.140	0.144	0.074	0.053
Money Market	0.028	0.277	0.161	0.140	0.144	0.075	0.053

Between July 16, 2009 and March 7, 2017, TIAA withheld (“waived”) a portion of the distribution Rule 12b-1 and as necessary, administrative expenses for the Money Market Account. TIAA terminated the waiver on April 14, 2017. TIAA may, for a period of three years after the date an amount was waived, recover from the Account a portion of the amounts waived at such time as the class’s daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the class’s yield (net of all expenses) on that day. As a result of the share class conversion on April 25, 2015, previously recoverable amounts have been allocated to the newly formed classes, using conversion date April 24, 2015 end of day net assets. For the year ended December 31, 2018, TIAA recovered previously waived expenses from the Account of $6,357,169 for Class R1, $7,541,739 for Class R2 and $8,173,403 for Class R3. In September 2018, Class R2 recouped all eligible waived expenses totaling $12,513,185, and in July

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2018, Class R3 recouped all eligible waived expenses totaling $18,705,483. As of December 31, 2018, the cumulative amount of expenses waived subject to recovery is $3,816,986 for Class R1. The amounts waived and recovered during the current period are disclosed on the Statements of Operations.

Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statements of Assets and Liabilities. Account expenses owed to affiliates are reflected in the Statements of Operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended December 31, 2018, the Accounts engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):

Account	Purchases	Sales	Realized gain (loss	)
Stock	$1,786,989	$2,665,506	$691,502
Global Equities	1,492,562	1,822,787	332,182
Growth	162,564	397,748	139,993
Equity Index	10,459	86,462	54,804
Social Choice	231,656	61,881	8,480

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 12/31/17		Purchase cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Shares at 12/31/18		Value at 12/31/18
Stock Account
Common Stock
Capital Goods
Manitowoc Co, Inc*	$ 2,088	‡	$ 41,483	$ 384	$ 13	$ (16,824)	$ —	1,785,766		$ 26,376
Terex Corp	79,743	‡	254,358	130,838	4,986	(83,198)	906	4,535,772		125,051
Materials
Tronox Ltd	166,864		38,149	15,650	(3,493)	(115,335)	1,689	9,066,187		70,535
Software & Services
GreenSky, Inc*[e]	—	§	80,831	47,833	(30,151)	(1,526)	—	138,063	§	1,321	§
Total	$248,695		$414,821	$194,705	$(28,645)	$(216,883)	$2,595	15,525,788		$223,283

‡	At December 31, 2017 the issuer was not an affiliated company of the Account.
§	At December 31, 2017 and December 31, 2018, the issuer was not an affiliated company of the Account, but it was affiliated during the year.
*	Non-income producing
[e]	All or a portion of this security is out on loan.

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Notes to financial statements

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. As of December 31, 2018, securities lending transactions (with the exception of the Social Choice Account) are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the Social Choice Account, all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $77,959,448 related to equity securities and $72,989,015 related to fixed income securities. Securities lending income recognized by the Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with

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a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Amounts receivable and/or payable for these transactions are reflected separately in the Statements of Assets and Liabilities.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Mortgage dollar roll transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Account, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Account will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Account is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

Net unrealized appreciation (depreciation): At December 31, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

College Retirement Equities Fund ■ 2018 Annual Report	111

Notes to financial statements

Account	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation )
Stock	$107,970,621	$8,843,895	$(11,537,030)	$(2,693,135)
Global Equities	19,087,872	1,394,006	(2,005,337)	(611,331)
Growth	20,255,847	4,498,569	(1,455,641)	3,042,928
Equity Index	8,644,587	9,077,352	(779,939)	8,297,413
Bond Market	13,262,728	72,342	(322,769)	(250,427)
Inflation-Linked Bond	6,330,329	139,069	(148,080)	(9,011)
Social Choice	12,252,662	1,425,710	(743,661)	682,049

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the year ended December 31, 2018 were as follows (dollar amounts are in thousands):

	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account
Purchases:
Non-U.S. Government	$66,288,628	$16,213,101	$16,231,018	$486,826	$3,587,031	$4,375	$4,603,896
U.S. Government	—	—	—	—	10,814,872	1,373,327	2,543,982
Total Purchases	$66,288,628	$16,213,101	$16,231,018	$486,826	$14,401,903	$1,377,702	$7,147,878
Sales:
Non-U.S. Government	$76,109,838	$15,746,484	$17,823,181	$1,968,602	$3,575,085	$1,583	$4,974,642
U.S. Government	—	—	—	—	10,315,102	1,348,018	2,652,002
Total Sales	$76,109,838	$15,746,484	$17,823,181	$1,968,602	$13,890,187	$1,349,601	$7,626,644

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Accounts may participate in an inter-fund lending program. This program allows certain Accounts to lend cash to and/or borrow cash from other Accounts or certain other affiliated registered investment companies for temporary purposes (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Account may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, each Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by

112	2018 Annual Report ■ College Retirement Equities Fund

concluded

its portfolio manager(s). During the year ended December 31, 2018, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

Each of the Accounts, except the Money Market Account, participates in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June 19, 2018 expiring on June 18, 2019, replacing the previous $1.5 billion facility, which expired June 2018. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2018, there were no borrowings under this credit facility by the Accounts.

Note 8—indemnification

In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 9—legal proceedings

The Stock Account and the Social Choice Account were named as defendants and putative members of the proposed defendant class of shareholders, or could be added as defendants, in pending litigation by the Bankruptcy Litigation Trustee for the Tribune Company (Tribune) and certain creditors of Tribune, as a result of ownership of shares in Tribune in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The plaintiffs in that litigation seek to recover payments of the proceeds of the LBO. The litigation is now part of a multi-district litigation proceeding in the Southern District of New York and the Second Court of Appeals. The Accounts’ exposure related to this matter are estimated to be 0.05% and 0.12%, respectively, of net assets as of December 31, 2018.

College Retirement Equities Fund ■ 2018 Annual Report	113

Report of independent registered public accounting firm

To the Board of Trustees of College Retirement Equities Fund and Participants of Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account and Money Market Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Social Choice Account, Money Market Account and portfolio of investments, of Inflation-Linked Bond Account (constituting College Retirement Equities Fund, hereafter collectively referred to as the “Accounts”) as of December 31, 2018, the related statements of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Accounts as of December 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on the Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included

114	2018 Annual Report ■ College Retirement Equities Fund

confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 21, 2019

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

College Retirement Equities Fund ■ 2018 Annual Report	115

2018 participant meeting (unaudited)

College Retirement Equities Fund

Trustees

On July 20, 2018, at an annual meeting of CREF participants, the following persons were elected to serve on the Board of Trustees:

Nominee	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent
Forrest Berkley	21,888,937,770.820	89.802	769,669,187.750	3.158	1,716,187,631.070	7.041
Janice C. Eberly	22,259,693,383.030	91.323	636,086,954.530	2.610	1,479,014,252.080	6.068
Nancy A. Eckl	22,107,438,635.160	90.698	713,129,474.240	2.926	1,554,226,480.240	6.376
Michael A. Forrester	21,789,870,909.420	89.395	821,129,628.700	3.369	1,763,794,051.520	7.236
Howell E. Jackson	21,915,710,496.820	89.911	790,970,590.400	3.245	1,668,113,502.420	6.844
Thomas J. Kenny	21,785,760,549.620	89.378	856,612,601.240	3.514	1,732,421,438.780	7.107
James M. Poterba	22,089,624,018.310	90.625	669,912,166.530	2.748	1,615,258,404.800	6.627
Maceo K. Sloan	21,776,532,205.860	89.340	902,865,203.130	3.704	1,695,397,180.650	6.956
Laura T. Starks	22,239,882,758.700	91.241	659,080,154.540	2.704	1,475,831,676.400	6.055

Forrest Berkley, Janice C. Eberly, Nancy A. Eckl, Michael A. Forrester, Howell E. Jackson, Thomas J. Kenny, James M. Poterba, Maceo K. Sloan and Laura T. Starks continued in office.

The results above were certified by ComputerShare Fund Services, Inc., independent tabulator for the College Retirement Equities Fund.

116	2018 Annual Report ■ College Retirement Equities Fund

Trustees and officers (unaudited)

College Retirement Equities Fund  ■  December 31, 2018

Trustees

Name, address and year of birth (“YOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Four-year term commencing 2018. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	89	Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Four-year term commencing 2018. Trustee since 2018.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans at Johnson & Johnson (2002–2006); Manager, Financial Services Consultant, KPMG Consulting (2000–2002); several positions, Xerox Corporation (1988–2000).	8	Board member, Year Up Puget Sound; Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management at Northwestern University (2002–2011 and since 2013) and Chair of the Finance Department (2005–2007). Assistant Secretary for Economic Policy, United States Department of the Treasury (2011–2013).	89	Member of the Board of the Office of Finance, Federal Home Loan Banks.

College Retirement Equities Fund ■ 2018 Annual Report	117

Trustees and officers (unaudited)	continued

College Retirement Equities Fund  ■  December 31, 2018

Trustees—concluded

Name, address and year of birth (“YOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by Trustee
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Four-year term commencing 2018. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	89	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Four-year term commencing 2018. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	89	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Four-year term commencing 2018. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	89	Director, Commonwealth.
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Four-year term commencing 2018. Trustee since 2011. Chairman for term ending July 1, 2021. Chairman since 2017.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004), Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	89	Director and Finance and Investment Committee Chair, Aflac Incorporated; Director and Investment Committee member, Sansum Clinic; Director, ParentSquare; Investment Committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.

118	2018 Annual Report ■ College Retirement Equities Fund

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Four-year term commencing 2014. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	89	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Four-year term commencing 2014. Trustee since 1991.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2018) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	89	N/A
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Four-year term commencing 2014. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Co-Executive Director of the Social Innovation Initiative (since 2015), Director of the AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman,Department of Finance, (2002–2011), and Professor, McCombs School of Business, University of Texas at Austin (since 1987).	89	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

College Retirement Equities Fund ■ 2018 Annual Report	119

Trustees and officers (unaudited)	continued

College Retirement Equities Fund  ■  December 31, 2018

Officers

Name, address and year of birth (“YOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”). Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc.-Franklin Templeton Investments.
Mona Bhalla TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1969	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2017.	Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Bhalla served as Senior Vice President, Counsel and Corporate Secretary, Head of Corporate, Securities and M&A Group of AllianceBernstein L.P.
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Glenn E. Brightman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1972	Executive Vice President, Chief Financial Officer and Principal Accounting Officer.	One-year term. Executive Vice President, Chief Financial Officer and Principal Accounting Officer since 2017.	Executive Vice President, Chief Financial Officer of Nuveen. Executive Vice President, Chief Financial Officer and Principal Accounting Officer of CREF.

120	2018 Annual Report ■ College Retirement Equities Fund

Carol W. Deckbar TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President, Institutional Investment and Endowment Services of TIAA and Executive Vice President of CREF and VA-1.
Roger W. Ferguson, Jr. TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.	President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Senior Managing Director, President, Global Investments, TIAA.
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Formerly, Senior Managing Director, Deputy Chief Legal Officer and Corporate Secretary of TIAA.
Christopher A. Van Buren TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief Risk Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Van Buren served as Managing Director, Group Risk Control of UBS.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Treasurer	One-year term. Treasurer since 2017.	Managing Director, Head, TC Fund Administration, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; and Treasurer of CREF.

College Retirement Equities Fund ■ 2018 Annual Report	121

Trustees and officers (unaudited)	concluded

College Retirement Equities Fund  ■  December 31, 2018

Officers—concluded

Name, address and year of birth (“YOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that CREF’s Statement of Additional Information (SAI) includes additional information about CREF’s trustees and is available, without charge, through our website, tiaa.org, or by calling 877-518-9161.

122	2018 Annual Report ■ College Retirement Equities Fund

Additional information about index providers (unaudited)

Russell indexes

Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2019. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Bloomberg Barclays indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

College Retirement Equities Fund ■ 2018 Annual Report	123

Additional information about index providers (unaudited)	concluded

Morningstar indexes

© 2019 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

124	2018 Annual Report ■ College Retirement Equities Fund

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How to reach us

TIAA website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

TIAA.org

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800-842-2252

24 hours a day, 7 days a week

National contact center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800-842-2252

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

TIAA Brokerage Services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800-927-3059

8 a.m. to 7 p.m. (ET), Monday–Friday

Advisor services

888-842-0318

8 a.m. to 7:30 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 877-518-9161. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products. CREF variable annuities are issued by College Retirement Equities Fund, New York, NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2019 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Item 2. Code of Ethics.

2(a)  The Board of Trustees of the College Retirement Equities Fund (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)  No response required.

2(c)  During the reporting period, there were no amendments to the code of ethics.

2(d)  During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e)  Not applicable.

2(f)  A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1)  The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2)  Maceo K. Sloan is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a)  Audit Fees.

For the fiscal years ended December 31, 2018 and December 31, 2017, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $806,715 and $787,040, respectively.

4(b)  Audit Related Fees.

For the fiscal years ended December 31, 2018 and December 31, 2017, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2018 and December 31, 2017, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c)  Tax Fees.

For the fiscal years ended December 31, 2018 and December 31, 2017, PwC’s aggregate fees for tax services billed to the Registrant were $84,061 and $205,921, respectively.

For the fiscal years ended December 31, 2018 and December 31, 2017, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

The aggregate fees for all other services billed by PwC for the fiscal year ended December 31, 2017 do not align with the figures reported in the Form N-PX filed with the Securities and Exchange Commission on August 27, 2018 (SEC File No. 811-04415) because the fees disclosed in this Form N-CSR reflect fees updated after the date of that Form N-PX for the relevant period.

4(d)  All Other Fees.

For the fiscal years ended December 31, 2018 and December 31, 2017, PwC’s aggregate fees for all other services billed to the Registrant were $21,655 and $21,500, respectively.

For the fiscal years ended December 31, 2018 and December 31, 2017, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1)  Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2)  Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2018 and December 31, 2017 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2018 and December 31, 2017 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2018 and December 31, 2017 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2018 and December 31, 2017 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2018 and December 31, 2017 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2018 and December 31, 2017 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)  The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)  Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2018 and December 31, 2017, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $229,000 and $208,315, respectively.

4(h)  The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2018

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
$300,000		United States Treasury Note	1.750%	05/15/22	$293
		TOTAL U.S. TREASURY SECURITIES			293

		TOTAL GOVERNMENT BONDS			293
		(Cost $301)

EQUITY LINKED NOTES - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
70,600	*,j	Morgan Stanley BV	0.000	06/14/19	1,639
		TOTAL DIVERSIFIED FINANCIALS			1,639

		TOTAL EQUITY LINKED NOTES			1,639
		(Cost $1,634)

SHARES		COMPANY
COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 1.5%
40,525		Adient plc			610
183,700		Aisan Industry Co Ltd			1,234
1,134,444		Aisin Seiki Co Ltd			38,998
61,300	*,e	Akebono Brake Industry Co Ltd			102
206,631	*	American Axle & Manufacturing Holdings, Inc			2,294
579,487	*	Apollo Tyres Ltd			1,956
46,972		ARB Corp Ltd			497
40,603		Asahi India Glass Ltd			148
291	e	Autoliv, Inc			20
1,830	e	Autoneum Holding AG.			275
1,794,500	g	BAIC Motor Corp Ltd			949
155,254		Bajaj Holdings and Investment Ltd			6,043
47,030		Balkrishna Industries Ltd			622
532,278		Bayerische Motoren Werke AG.			43,170
6,579		Bayerische Motoren Werke AG. (Preference)			469
408,049		Bharat Forge Ltd			2,971
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
151,269		BorgWarner, Inc	$5,255
9,891	*	Bosch Ltd	2,777
119,174		Brembo S.p.A	1,216
592,262		Bridgestone Corp	22,723
11,261,335		Brilliance China Automotive Holdings Ltd	8,382
656,562	e	Byd Co Ltd	4,206
6,100		BYD Co Ltd	46
70,078	*	Ceat Ltd	1,310
383,000		Chaowei Power Holdings Ltd	148
1,326,251		Cheng Shin Rubber Industry Co Ltd	1,764
4,966,000	*	China First Capital Group Ltd	2,823
1,491,000	*	China Motor Corp	1,177
173,626		Cie Automotive S.A.	4,261
303,090		Compagnie Plastic-Omnium S.A.	6,995
101,229		Continental AG.	14,095
67,041		Cooper Tire & Rubber Co	2,167
40,517	*	Cooper-Standard Holding, Inc	2,517
40,155		Cub Elecparts, Inc	314
35,600		Daido Metal Co Ltd	252
26,100		Daikyonishikawa Corp	255
1,819,524		Daimler AG. (Registered)	95,916
1,011,708		Dana Holding Corp	13,790
943,411		Delphi Automotive plc	58,086
316		Delphi Technologies plc	5
373,218		Denso Corp	16,522
63,000		Depo Auto Parts Ind Co Ltd	139
185,240	e,g	Dometic Group AB	1,156
2,536		Dong Ah Tire & Rubber Co Ltd	73
2,677,787		Dongfeng Motor Group Co Ltd	2,434
33,887	*	Dorman Products, Inc	3,051
4,546,500		Drb-Hicom BHD	1,867
172,600		Eagle Industry Co Ltd	1,999
18,540		EDAG Engineering Group AG.	338
18,483		ElringKlinger AG.	144
33,180	g	Endurance Technologies Ltd	608
26,685	*	Esmo Corp	169
150,482		Exedy Corp	3,676
334,759		Exide Industries Ltd	1,284
114,420		Faurecia	4,317
26,200		FCC Co Ltd	615
51,641	e	Ferrari NV	5,139
446,964	*	Fiat DaimlerChrysler Automobiles NV	6,445
13,618,051		Ford Motor Co	104,178
64,292		Ford Otomotiv Sanayi AS	607
86,949	*	Fox Factory Holding Corp	5,119
191,506		Fuji Heavy Industries Ltd	4,091
33,597		Futaba Industrial Co Ltd	168
13,500		Fuyao Glass Industry Group Co Ltd	45
586,000	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	1,876
42,324	*,e	Garrett Motion, Inc	522
5,083,202		Geely Automobile Holdings Ltd	8,965
6,062,000	*,†	General Motors Co	0
85,268,000	*,†,e	General Motors Co	0
18,507,434	*,†	General Motors Co	0
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
40,684,487	*,†,e	General Motors Co	$0
35,983,677	*,†	General Motors Co	0
24,057,000	*,†	General Motors Co	0
26,439,191	*,†	General Motors Co	0
7,950,000	*,†	General Motors Co	0
4,230,271	*,†,e	General Motors Co	0
722,689	*,†,e	General Motors Co	0
2,602,961		General Motors Co	87,069
214,086		Gentex Corp	4,327
43,782	*	Gentherm, Inc	1,750
109,578	g	Gestamp Automocion S.A.	623
27,496		Global & Yuasa Battery Co Ltd	886
472,169		Goodyear Tire & Rubber Co	9,637
2,856,989	e	Great Wall Motor Co Ltd	1,643
104,200		G-Tekt Corp	1,389
5,052,585		Guangzhou Automobile Group Co Ltd	5,037
551,860		GUD Holdings Ltd	4,372
5,287		Halla Holdings Corp	207
72,426		Hankook Tire Co Ltd	2,603
589,582		Hanon Systems	5,713
102,875		Harley-Davidson, Inc	3,510
48,336		Hero Honda Motors Ltd	2,148
1,657,134		Honda Motor Co Ltd	43,657
134,990		Hota Industrial Manufacturing Co Ltd	529
11,300		Huayu Automotive Systems Co Ltd	30
109,259		Hyundai Mobis	18,641
160,737		Hyundai Motor Co	17,064
52,360		Hyundai Motor Co Ltd (2nd Preference)	3,613
24,552		Hyundai Motor Co Ltd (Preference)	1,545
9,909		Hyundai Wia Corp	322
19,000		Ichikoh Industries Ltd	96
45,860		Indus Motor Co Ltd	403
516,971		Isuzu Motors Ltd	7,252
96,600		Kasai Kogyo Co Ltd	720
21,389	e	Kayaba Industry Co Ltd	515
329,400		Keihin Corp	5,512
363,455		Kenda Rubber Industrial Co Ltd	345
742,122		Kia Motors Corp	22,369
23,236		Koito Manufacturing Co Ltd	1,199
273,652	*	Kongsberg Automotive ASA	242
328,242		Kordsa Teknik Tekstil AS.	606
58,820	*	Kumho Tire Co, Inc	280
104,000		Launch Tech Co Ltd	94
31,261		LCI Industries, Inc	2,088
171,563		Lear Corp	21,078
22,747		Leoni AG.	795
39,436		Linamar Corp	1,309
528,686		Magna International, Inc	23,998
978,238		Mahindra & Mahindra Ltd	11,256
48,350	*	Mahindra CIE Automotive Ltd	178
241,300		Mahle-Metal Leve S.A. Industria e Comercio	1,561
20,223		Mando Corp	525
264,162		Martinrea International, Inc	2,101
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
104,860		Maruti Suzuki India Ltd	$11,205
410,531		Mazda Motor Corp	4,220
21,734		MGI Coutier	401
410,803		Michelin (C.G.D.E.) (Class B)	40,434
37,302		Minda Industries Ltd	172
511,681		Minth Group Ltd	1,651
20,600		Mitsuba Corp	116
566,368		Mitsubishi Motors Corp	3,084
691,926	*	Modine Manufacturing Co	7,480
715,869	*	Motherson Sumi Systems Ltd	1,711
24,526	*,e	Motorcar Parts of America, Inc	408
110,200		Musashi Seimitsu Industry Co Ltd	1,542
153,949		Nan Kang Rubber Tire Co Ltd	129
13,516		Nexen Corp	67
23,084		Nexen Tire Corp	190
903,000		Nexteer Automotive Group Ltd	1,287
685,623		NGK Spark Plug Co Ltd	13,572
230,800		NHK Spring Co Ltd	2,016
155,802		Nifco, Inc	3,686
6,600		Nihon Tokushu Toryo Co Ltd	78
164,400		Nippon Seiki Co Ltd	2,812
3,476,181		Nissan Motor Co Ltd	27,807
41,341		Nissan Shatai Co Ltd	365
135,600		Nissin Kogyo Co Ltd	1,718
104,196		NOK Corp	1,452
14,697		Nokian Renkaat Oyj	451
308,400		Pacific Industrial Co Ltd	4,093
1,418,895		Peugeot S.A.	30,262
98,307		Piaggio & C S.p.A.	206
18,200		Piolax Inc	365
333,305	*,g	Pirelli & C S.p.A	2,142
396,246		Porsche AG.	23,304
77,100		Press Kogyo Co Ltd	379
48,420,107		PT Astra International Tbk	27,739
7,888,000		Qingling Motors Co Ltd	2,037
1,319,721		Renault S.A.	82,210
5,400		Riken Corp	246
5,442		S&T Daewoo Co Ltd	132
52,625		SAF-Holland S.A.	675
65,200		SAIC Motor Corp Ltd	254
14,900	*,e	Sanden Corp	101
361,920		Sanyang Industry Co Ltd	235
37,552		Schaeffler AG.	320
18,090	*	Shiloh Industries, Inc	105
18,500	e	Shoei Co Ltd	625
355,300		Showa Corp	4,157
68,916		SL Corp	1,232
136,454		Spartan Motors, Inc	987
6,843,680		Sri Trang Agro-Industry PCL (Foreign)	2,967
22,347	*	Ssangyong Motor Co	79
25,843		Standard Motor Products, Inc	1,252
151,042		Stanley Electric Co Ltd	4,225
243,427	*	Stoneridge, Inc	6,000
717,500		Sumitomo Electric Industries Ltd	9,502
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
145,240		Sumitomo Rubber Industries, Inc	$1,710
31,205		Sundram Fasteners Ltd	239
27,892		Sungwoo Hitech Co Ltd	91
31,624		Superior Industries International, Inc	152
19,419	*	Suprajit Engineering Ltd	63
190,071		Suzuki Motor Corp	9,582
150,000	e	T RAD Co Ltd	3,141
16,300		Tachi-S Co Ltd	212
20,500		Taiho Kogyo Co Ltd	178
3,016,832	*	Tata Motors Ltd	7,425
13,500		Teikoku Piston Ring Co Ltd	275
64,253		Tenneco, Inc	1,760
142,522	*,n	Tesla, Inc	47,431
20,350		Thal Ltd	63
12,849		Thor Industries, Inc	668
5,630,000		Tianneng Power International Ltd	4,695
285,163		Tokai Rika Co Ltd	4,709
21,700		Tokai Rubber Industries, Inc	180
823,699		Tong Yang Industry Co Ltd	985
161,500		Topre Corp	3,221
26,832		Tower International, Inc	639
64,500		Toyo Tire & Rubber Co Ltd	802
47,515		Toyoda Gosei Co Ltd	935
49,700		Toyota Boshoku Corp	736
49,105		Toyota Industries Corp	2,261
4,818,489		Toyota Motor Corp	278,926
9,546		Trigano S.A.	882
182,400		TS Tech Co Ltd	5,024
97,469		Tube Investments of India Ltd	497
37,200		Tupy S.A.	193
192,400		UMW Holdings BHD	255
37,000		Unipres Corp	624
37,648		Valeo S.A.	1,098
291	*,e	Veoneer, Inc	7
10,789	*	Visteon Corp	650
76,348		Volkswagen AG.	12,214
35,175		Volkswagen AG. (Preference)	5,609
6,823		WABCO India Ltd	681
39,963		Winnebago Industries, Inc	968
4,058,247		Xingda International Holdings Ltd	1,239
1,930,785		Xinyi Glass Holdings Co Ltd	2,133
2,440,000	e,g	Yadea Group Holdings Ltd	943
62,062	e	Yamaha Motor Co Ltd	1,212
34,200	e	Yokohama Rubber Co Ltd	640
163,900		Yorozu Corp	2,058
551,000		Yulon Motor Co Ltd	326
		TOTAL AUTOMOBILES & COMPONENTS	1,589,439

BANKS - 7.7%
7,835	e	1st Constitution Bancorp	156
19,757		1st Source Corp	797
100,106		77 Bank Ltd	1,730
35,364		Aareal Bank AG.	1,092
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
969,746	g	ABN AMRO Group NV (ADR)	$22,820
1,789,336		Absa Group Ltd	20,083
2,966,881	*	Abu Dhabi Commercial Bank PJSC	6,581
21,000		Access National Corp	448
9,541		ACNB Corp	374
79,482,649		Agricultural Bank of China	34,813
1,010,900		Agricultural Bank of China Ltd	530
2,902,675		AIB Group plc	12,240
4,900		Aichi Bank Ltd	169
2,055,405		Akbank TAS	2,652
8,900		Akita Bank Ltd	176
59,345		Aktia Bank OYJ	613
136,590	*	Alior Bank S.A.	1,945
202,800	*	Allahabad Bank	134
16,681	*	Allegiance Bancshares, Inc	540
1,036,156		Alliance Financial Group BHD	1,008
1,307,883	*	Alpha Bank AE	1,645
315,270	*,†	Amagerbanken AS	0
17,634		Amalgamated Bank	344
11,315		American National Bankshares, Inc	332
54,055		Ameris Bancorp	1,712
10,914	e	Ames National Corp	277
1,985,238		AMMB Holdings BHD	2,081
11,100		Aomori Bank Ltd	281
174,894		Aozora Bank Ltd	5,213
16,740		Arrow Financial Corp	536
14,600	e	Aruhi Corp	265
2,078,160		Ashikaga Holdings Co Ltd	5,496
1,053,784		Associated Banc-Corp	20,854
76,110	*	Atlantic Capital Bancshares, Inc	1,246
179,893	*,g	AU Small Finance Bank Ltd	1,601
3,519	e,m	Auburn National Bancorporation, Inc	111
3,546,141		Australia & New Zealand Banking Group Ltd	61,273
21,544		Awa Bank Ltd	564
1,525,445	*	Axis Bank Ltd	13,526
75,771	*	Axos Financial, Inc	1,908
53,667	e	Banc of California, Inc	714
13,986,907		Banca Intesa S.p.A.	31,144
183,203	*,e	Banca Monte dei Paschi di Siena S.p.A	314
3,111,162		Banca Popolare dell’Emilia Romagna Scrl	11,983
934,757		Banca Popolare di Sondrio SCARL	2,818
39,524		Bancfirst Corp	1,972
657,868	e	Banche Popolari Unite Scpa	1,910
516,754		Banco ABC Brasil S.A.	2,249
1,666,761		Banco Bilbao Vizcaya Argentaria S.A.	8,854
965,300	*	Banco BPM S.p.A	2,172
952,330		Banco Bradesco S.A.	8,301
4,299,382		Banco Bradesco S.A. (Preference)	42,799
7,270,479	*	Banco Comercial Portugues S.A.	1,912
19,568,203		Banco de Chile	2,796
41,799		Banco de Credito e Inversiones	2,715
1,672,543		Banco de Oro Universal Bank	4,160
983,156		Banco de Sabadell S.A.	1,125
522,700	g	Banco del Bajio S.A.	1,021
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,791,532		Banco do Brasil S.A.	$33,418
1,187,600		Banco do Estado do Rio Grande do Sul	6,794
16,063,377	*,†	Banco Espirito Santo S.A.	184
6,310,848		Banco Itau Holding Financeira S.A.	57,758
1,324,548		Banco Santander Brasil S.A.	14,566
55,963,603		Banco Santander Chile S.A.	4,168
1,524,569		Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	1,893
16,209,767		Banco Santander S.A.	73,608
258,510		BanColombia S.A.	2,420
782,145		BanColombia S.A. (Preference)	7,563
119,333		BancorpSouth Bank	3,119
175,400		Bangkok Bank PCL (ADR)	1,095
1,288,500		Bangkok Bank PCL (Foreign)	8,201
435,600		Bank Alfalah Ltd	128
12,320		Bank Handlowy w Warszawie S.A.	227
365,205		Bank Hapoalim Ltd	2,310
1,210,278		Bank Leumi Le-Israel	7,316
524,790	*	Bank Millennium S.A.	1,244
25,469,879		Bank of America Corp	627,578
182,500		Bank of Beijing Co Ltd	149
134,100		Bank of China Ltd	71
154,174,572		Bank of China Ltd (Hong Kong)	66,465
16,586		Bank of Commerce Holdings	182
704,200		Bank of Communications Co Ltd	594
21,867,946		Bank of Communications Co Ltd (Hong Kong)	17,075
1,595,215		Bank of East Asia Ltd	5,059
72,928		Bank of Georgia Group plc	1,281
21,800		Bank of Hangzhou Co Ltd	24
26,443		Bank of Hawaii Corp	1,780
11,502,606		Bank of Ireland Group plc	63,974
10,200		Bank of Iwate Ltd	328
57,000		Bank of Jiangsu Co Ltd	50
326,655		Bank of Kaohsiung	97
454,984		Bank of Kyoto Ltd	18,697
18,341		Bank of Marin Bancorp	756
775,048		Bank of Montreal	50,635
7,099	e	Bank of Nagoya Ltd	213
174,200		Bank of Nanjing Co Ltd	164
107,900		Bank of Ningbo Co Ltd	255
1,441,978	e	Bank of Nova Scotia	71,877
359,418		Bank of NT Butterfield & Son Ltd	11,268
42,900		Bank of Okinawa Ltd	1,237
6,568		Bank of Princeton	183
404,296		Bank of Queensland Ltd	2,763
9,854		Bank of Saga Ltd	158
92,460		Bank of Shanghai Co Ltd	151
1,244,098		Bank of the Philippine Islands	2,222
129,600		Bank of the Ryukyus Ltd	1,338
219,838		Bank OZK	5,019
157,864		Bank Pekao S.A.	4,602
53,352,557		Bank Rakyat Indonesia	13,592
31,870		Bank Zachodni WBK S.A.	3,063
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,264	*	Bank7 Corp	$57
54,541		BankFinancial Corp	815
356,687		Bankia S.A.	1,044
619,149		Bankinter S.A.	4,968
168,524		BankUnited	5,046
8,216		Bankwell Financial Group, Inc	236
69,292		Banner Corp	3,706
1,896		Banque Cantonale Vaudoise	1,431
26,759		Bar Harbor Bankshares	600
4,484,949		Barclays plc	8,581
251,660	g	BAWAG Group AG.	10,378
14,580	*	Baycom Corp	337
949,053		BB&T Corp	41,113
272,020	e	BBVA Banco Frances S.A. (ADR)	3,082
17,664		BCB Bancorp, Inc	185
65,768		Bendigo Bank Ltd	500
325,099		Beneficial Bancorp, Inc	4,646
96,221		Berkshire Hills Bancorp, Inc	2,595
76,638		Blue Hills Bancorp, Inc	1,635
1,026,548		BNP Paribas	46,360
6,508,432		BOC Hong Kong Holdings Ltd	24,158
39,467		BOK Financial Corp	2,894
256,546		Boston Private Financial Holdings, Inc	2,712
13,613		BRE Bank S.A.	1,546
22,282		Bridge Bancorp, Inc	568
40,934	*	Bridgewater Bancshares, Inc	432
99,926		Brookline Bancorp, Inc	1,381
25,514		Bryn Mawr Bank Corp	878
729,173		BS Financial Group, Inc	4,789
10,225	*	BSB Bancorp, Inc	287
8,392,687		Bumiputra-Commerce Holdings BHD	11,589
13,475	e	Business First Bancshares, Inc	327
23,823	*	Byline Bancorp, Inc	397
4,534		C&F Financial Corp	241
286,292		Cadence BanCorp	4,804
10,118,747		CaixaBank S.A.	36,644
4,714		Cambridge Bancorp	392
19,116		Camden National Corp	688
23,578		Can Fin Homes Ltd	97
527,114	e	Canadian Imperial Bank of Commerce	39,259
55,351		Canadian Western Bank	1,056
170,791	*	Canara Bank	672
8,377	*	Capital Bancorp, Inc	96
15,689		Capital City Bank Group, Inc	364
49,019	e	Capitec Bank Holdings Ltd	3,799
172,391		Capitol Federal Financial	2,201
8,946		Capstar Financial Holdings, Inc	132
27,718		Carolina Financial Corp	820
361,065		Cathay General Bancorp	12,107
6,690	e	CB Financial Services, Inc	166
23,558	e	CBTX, Inc	693
344,156		Centerstate Banks of Florida, Inc	7,241
337,287		Central Pacific Financial Corp	8,213
14,027		Central Valley Community Bancorp	265
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,563		Century Bancorp, Inc	$241
5,753,880		Chang Hwa Commercial Bank	3,222
144,434	g	Charter Court Financial Services Group plc	460
110,728		Chemical Financial Corp	4,054
4,272	e	Chemung Financial Corp	176
1,088,032		Chiba Bank Ltd	6,061
31,000		Chiba Kogyo Bank Ltd	102
31,669,481		China Citic Bank	19,213
28,700		China CITIC Bank Corp Ltd	23
151,702,359		China Construction Bank	124,222
252,800		China Construction Bank Corp	235
11,592,577		China Development Financial Holding Corp	3,671
65,300		China Everbright Bank Co Ltd	35
3,040,685		China Everbright Bank Co Ltd (Hong Kong)	1,318
5,061,396		China Merchants Bank Co Ltd	18,483
211,500		China Merchants Bank Co Ltd (Class A)	778
277,400		China Minsheng Banking Corp Ltd	232
9,901,671	e	China Minsheng Banking Corp Ltd (Hong Kong)	6,829
19,915,781		Chinatrust Financial Holding Co	13,099
200,000	e	Chong Hing Bank Ltd	337
11,527,584		Chongqing Rural Commercial Bank	6,178
102,400		Chugoku Bank Ltd	858
5,200		Chukyo Bank Ltd	101
229,220		CIT Group, Inc	8,772
6,882,913		Citigroup, Inc	358,324
14,722		Citizens & Northern Corp	389
3,873,167		Citizens Financial Group, Inc	115,149
19,726		City Holding Co	1,333
400,027	*	City Union Bank Ltd	1,117
18,921		Civista Bancshares, Inc	330
20,150		CNB Financial Corp	462
9,317	*	Coastal Financial Corp	142
12,720		Codorus Valley Bancorp, Inc	270
21,905	*,e	Collector AB	123
93,351		Columbia Banking System, Inc	3,388
60,755	*,e	Columbia Financial, Inc	929
16,983		Comdirect Bank AG.	199
619,961		Comerica, Inc	42,585
59,057		Commerce Bancshares, Inc	3,329
12,279		Commerce Union Bancshares, Inc	283
406,607	*	Commercial Bank of Qatar QSC	4,388
1,191,914		Commercial International Bank	4,930
1,580,116	*	Commerzbank AG.	10,492
1,293,425		Commonwealth Bank of Australia	65,975
63,537		Community Bank System, Inc	3,704
33,440	*	Community Bankers Trust Corp	241
5,893		Community Financial Corp	172
18,864		Community Trust Bancorp, Inc	747
1,258,529		Concordia Financial Group Ltd	4,809
198,752		ConnectOne Bancorp, Inc	3,671
234,940,666		Corpbanca S.A.	2,193
6,654		County Bancorp, Inc	116
94,341		Credicorp Ltd (NY)	20,913
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,054,301		Credit Agricole S.A.	$54,397
52,634		Credito Emiliano S.p.A.	303
4,566,399	*	Credito Valtellinese S.p.A	384
28,894		Cullen/Frost Bankers, Inc	2,541
90,578	*	Customers Bancorp, Inc	1,649
175,252		CVB Financial Corp	3,545
1,013,162		CYBG plc	2,340
5,646,074	*,†,m	Cyprus Popular Bank Public Co Ltd	65
1,270,027		Dah Sing Banking Group Ltd	2,242
417,908		Dah Sing Financial Holdings Ltd	2,066
26,150		Daishi Hokuetsu Financial Group, Inc	725
334,128		Danske Bank AS	6,633
1,471,419		DBS Group Holdings Ltd	25,588
597,501	g	Deutsche Pfandbriefbank AG.	5,974
83,757	*	Development Credit Bank Ltd	203
79,983	*	Dewan Housing Finance Corp Ltd	285
146,399		DGB Financial Group Co Ltd	1,091
39,919		Dime Community Bancshares	678
417,274		DNB NOR Holding ASA	6,698
99,706	*	Doha Bank QSC	608
3,163,039		Dubai Islamic Bank PJSC	4,306
10,194,276		E.Sun Financial Holding Co Ltd	6,669
139,374	*	Eagle Bancorp, Inc	6,789
263,064		East West Bancorp, Inc	11,451
424,100	*	EastWest Banking Corp	96
39,200		Ehime Bank Ltd	385
8,000		Eighteenth Bank Ltd	179
7,883	*	Entegra Financial Corp	164
13,090		Enterprise Bancorp, Inc	421
62,837		Enterprise Financial Services Corp	2,365
12,716		Equitable Group, Inc	551
16,999	*	Equity Bancshares, Inc	599
997,751		Erste Bank der Oesterreichischen Sparkassen AG.	33,083
8,500	*	Esquire Financial Holdings, Inc	184
13,038		ESSA Bancorp, Inc	204
682,737	*	Essent Group Ltd	23,336
1,158,486	*	Eurobank Ergasias S.A.	716
5,762		Evans Bancorp, Inc	187
2,196,015		Far Eastern International Bank	713
11,556	e	Farmers & Merchants Bancorp, Inc	445
44,601		Farmers National Banc Corp	568
21,869		FB Financial Corp	766
245,083	*	FCB Financial Holdings, Inc	8,230
47,715		Federal Agricultural Mortgage Corp (Class C)	2,884
893,747		Federal Bank Ltd	1,192
4,098	e	Fidelity D&D Bancorp, Inc	263
27,681		Fidelity Southern Corp	720
824,063		Fifth Third Bancorp	19,390
27,986		Financial Institutions, Inc	719
329,234		FinecoBank Banca Fineco S.p.A	3,313
81,727		First Bancorp (NC)	2,669
1,376,613		First Bancorp (Puerto Rico)	11,839
13,993	e	First Bancorp, Inc	368
19,233		First Bancshares, Inc	582
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,508		First Bank	$236
168,302		First Busey Corp	4,130
12,363		First Business Financial Services, Inc	241
8,582	e	First Choice Bancorp	194
4,493		First Citizens Bancshares, Inc (Class A)	1,694
127,447		First Commonwealth Financial Corp	1,540
19,835		First Community Bancshares, Inc	624
8,072		First Community Corp	157
32,288		First Defiance Financial Corp	791
120,478		First Financial Bancorp	2,858
82,374	e	First Financial Bankshares, Inc	4,752
22,924		First Financial Corp	920
10,532,433		First Financial Holding Co Ltd	6,862
9,419		First Financial Northwest, Inc	146
81,121	*	First Foundation, Inc	1,043
6,697	e	First Guaranty Bancshares, Inc	155
130,298		First Hawaiian, Inc	2,933
574,374		First Horizon National Corp	7,559
173,771	*	First International Bank Of Israel Ltd	3,648
16,937		First Internet Bancorp	346
85,245		First Interstate Bancsystem, Inc	3,117
183,545		First Merchants Corp	6,290
17,159		First Mid-Illinois Bancshares, Inc	548
131,126		First Midwest Bancorp, Inc	2,598
11,707		First National Financial Corp	235
11,975		First Northwest Bancorp	178
66,656		First of Long Island Corp	1,330
63,257		First Republic Bank	5,497
2,721	e	First Savings Financial Group, Inc	141
10,239		First United Corp	163
81,282	*	Flagstar Bancorp, Inc	2,146
41,275		Flushing Financial Corp	889
155,659		FNB Corp	1,532
18,241	*	Franklin Financial Network, Inc	481
10,130		FS Bancorp, Inc	434
378,422		Fukuoka Financial Group, Inc	7,672
376,232		Fulton Financial Corp	5,824
2,440	*,e	FVCBankcorp, Inc	43
202,509	e	Genworth MI Canada, Inc	5,963
151,063	e	Genworth Mortgage Insurance Australia Ltd	233
27,252		German American Bancorp, Inc	757
107,573		Glacier Bancorp, Inc	4,262
14,294		Great Southern Bancorp, Inc	658
229,334		Great Western Bancorp, Inc	7,167
155,922		Green Bancorp, Inc	2,673
3,917	e	Greene County Bancorp, Inc	122
198,132		Gruh Finance Ltd	896
3,836,797		Grupo Aval Acciones y Valores	1,180
3,360,469		Grupo Financiero Banorte S.A. de C.V.	16,378
2,508,365	e	Grupo Financiero Inbursa S.A.	3,611
714,325		Grupo Security S.A.	299
400,000	e	Grupo Supervielle S.A. (ADR)	3,472
40,491		Guaranty Bancorp	840
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,291		Guaranty Bancshares, Inc	$277
486,483		Gunma Bank Ltd	2,024
370,200		Habib Bank Ltd	321
267,700		Hachijuni Bank Ltd	1,093
346,277		Hana Financial Group, Inc	11,262
456,782		Hancock Holding Co	15,828
922,773		Hang Seng Bank Ltd	20,671
121,366		Hanmi Financial Corp	2,391
25,049	*	HarborOne Bancorp, Inc	398
40,511		HDFC Bank Ltd	1,232
38,089		Heartland Financial USA, Inc	1,674
175,047		Heritage Commerce Corp	1,985
45,900		Heritage Financial Corp	1,364
408,126		Hilltop Holdings, Inc	7,277
1,759		Hingham Institution for Savings	348
175,300		Hiroshima Bank Ltd	926
68,700		Hokkoku Bank Ltd	2,183
83,900		Hokuhoku Financial Group, Inc	941
9,977		Home Bancorp, Inc	353
455,212		Home Bancshares, Inc	7,438
44,876	*	Home Capital Group, Inc	473
32,764	*	HomeStreet, Inc	696
53,872		HomeTrust Bancshares, Inc	1,410
656,596		Hong Leong Bank BHD	3,239
255,956		Hong Leong Credit BHD	1,148
158,160		Hope Bancorp, Inc	1,876
113,414		Horizon Bancorp	1,790
2,209,205		Housing Development Finance Corp	62,243
15,933	*	Howard Bancorp, Inc	228
11,626,676		HSBC Holdings plc	95,917
7,460,303		Hua Nan Financial Holdings Co Ltd	4,249
185,900		Huaxia Bank Co Ltd	200
7,432,275		Huntington Bancshares, Inc	88,593
147,692		Hyakugo Bank Ltd	523
17,200		Hyakujushi Bank Ltd	406
194,880		IBERIABANK Corp	12,527
3,094,108		ICICI Bank Ltd	15,966
199,071		ICICI Bank Ltd (ADR)	2,048
872,396		IDFC Bank Ltd	541
7,363,289	*	IDFC Bank Ltd (New)	4,569
9,716	*,e,m	Impac Mortgage Holdings, Inc	37
51,907		Independent Bank Corp (MA)	3,650
93,043		Independent Bank Corp (MI)	1,956
68,904		Independent Bank Group, Inc	3,154
63,617	*	Indian Bank	222
104,406,706		Industrial & Commercial Bank of China	74,260
177,600		Industrial & Commercial Bank of China Ltd	137
187,640		Industrial Bank Co Ltd	409
218,986		Industrial Bank of Korea	2,758
14,831,542		ING Groep NV	159,537
74,524		International Bancshares Corp	2,564
11,278	e	Investar Holding Corp	280
6,963,165		Investimentos Itau S.A. - PR	21,698
810,991		Investors Bancorp, Inc	8,434
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
541,290	*,†	Irish Bank Resolution Corp Ltd	$0
5,071,230		Israel Discount Bank Ltd	15,648
173,500		Iyo Bank Ltd	913
145,900	*	Jammu & Kashmir Bank Ltd	79
334,074		Japan Post Bank Co Ltd	3,678
423,103		JB Financial Group Co Ltd	2,163
96,200		Jimoto Holdings Inc	110
11,307,135		JPMorgan Chase & Co	1,103,803
19,355		Juroku Bank Ltd	402
45,246		Jyske Bank	1,638
209,240	*	Kansai Mirai Financial Group, Inc	1,488
724,794	*	Karnataka Bank Ltd	1,164
546,059	*	Karur Vysya Bank Ltd	696
200,000		Kasikornbank PCL - NVDR	1,138
1,856,497		Kasikornbank PCL (Foreign)	10,532
571,985		KB Financial Group, Inc	23,861
186,235		KBC Groep NV	11,982
353,783		Kearny Financial Corp	4,536
376,500		Keiyo Bank Ltd	2,409
1,015,302		Keycorp	15,006
279,632		Kiatnakin Bank PCL (Foreign)	569
566,000		King’s Town Bank	531
47,800		Kiyo Bank Ltd	676
81,453		Komercni Banka AS	3,076
9,630,424		Krung Thai Bank PCL (Foreign)	5,682
220,600		Kyushu Financial Group, Inc	833
96,753		Lakeland Bancorp, Inc	1,433
98,183		Lakeland Financial Corp	3,943
31,167	e	Laurentian Bank of Canada	869
11,358		LCNB Corp	172
234,003		LegacyTexas Financial Group, Inc	7,509
10,110	*,e	LendingTree, Inc	2,220
6,643		Level One Bancorp, Inc	149
1,210,150	*	Liberbank S.A.	610
281,556		LIC Housing Finance Ltd	1,969
15,471		Liechtensteinische Landesbank AG.	1,011
32,989		Live Oak Bancshares, Inc	489
122,138,853		Lloyds TSB Group plc	80,511
22,643		Luther Burbank Corp	204
719,131		M&T Bank Corp	102,929
41,577		Macatawa Bank Corp	400
3,521,833		Malayan Banking BHD	8,090
1,067,101		Malaysia Building Society	237
7,097	*	Malvern Bancorp, Inc	140
359,951	*	Masraf Al Rayan	4,115
229,423		MB Financial, Inc	9,092
23,849		MBT Financial Corp	222
270,800		MCB Bank Ltd	378
6,528,550		Mediobanca S.p.A.	55,241
10,504,214		Mega Financial Holding Co Ltd	8,868
20,612		Mercantile Bank Corp	583
19,280		Merchants Bancorp	385
350,850		Meridian Bancorp, Inc	5,024
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
99,189		Meta Financial Group, Inc	$1,923
55,368	*,e	Metro Bank plc	1,193
4,799,324		Metropolitan Bank & Trust	7,410
7,980	*	Metropolitan Bank Holding Corp	246
1,198,941	*	MGIC Investment Corp	12,541
5,194	e	Mid Penn Bancorp, Inc	120
3,774		Middlefield Banc Corp	160
28,522		Midland States Bancorp, Inc	637
20,967	e	Midsouth Bancorp, Inc	222
14,101		MidWestOne Financial Group, Inc	350
7,861,213		Mitsubishi UFJ Financial Group, Inc	38,580
216,955		Mitsui Trust Holdings, Inc	7,901
10,800		Miyazaki Bank Ltd	286
39,831		Mizrahi Tefahot Bank Ltd	673
13,244,958		Mizuho Financial Group, Inc	20,493
5,553,679	g	Moneta Money Bank AS	17,918
215,666	*	Mr Cooper Group, Inc	2,517
20,368		Musashino Bank Ltd	469
9,153		MutualFirst Financial, Inc	243
11,523		MVB Financial Corp	208
51,192		Nanto Bank Ltd	997
1,872,566		National Australia Bank Ltd	31,776
254,608		National Bank Holdings Corp	7,860
4,157,623		National Bank of Abu Dhabi PJSC	15,959
588,608	e	National Bank of Canada	24,166
349,646	*	National Bank of Greece S.A.	440
314,500	*	National Bank Of Pakistan	95
9,292	e	National Bankshares, Inc	339
23,103	*	National Commerce Corp	832
53,619		NBT Bancorp, Inc	1,855
514,690		Nedbank Group Ltd	9,816
359,157		New York Community Bancorp, Inc	3,380
137,689	g	NIBC Holding NV	1,308
18,059	*	Nicolet Bankshares, Inc	881
101,260		Nishi-Nippon Financial Holdings, Inc	878
92,770	*	NMI Holdings, Inc	1,656
1,468,624		Nordea Bank Abp	12,363
198,900		North Pacific Bank Ltd	530
10,319		Northeast Bancorp	173
57,375		Northfield Bancorp, Inc	777
9,481		Northrim BanCorp, Inc	312
120,497		Northwest Bancshares, Inc	2,041
78,503	*	Norwegian Finans Holding ASA	609
8,010	e	Norwood Financial Corp	264
450,000	*,g	Nova Ljubljanska (GDR)	6,393
10,020	e	Oak Valley Bancorp	183
746,000		O-Bank Co Ltd	194
156,291		OceanFirst Financial Corp	3,518
1,896	e	Oconee Federal Financial Corp	47
367	*	Ocwen Financial Corp	0	^
215,098		OFG Bancorp	3,541
22,300		Ogaki Kyoritsu Bank Ltd	446
4,254	e	Ohio Valley Banc Corp	151
10,700		Oita Bank Ltd	325
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
20,171		Old Line Bancshares, Inc	$531
193,226		Old National Bancorp	2,976
55,090		Old Second Bancorp, Inc	716
1,070,166		OneSavings Bank plc	4,774
12,897	*	OP Bancorp	114
27,957		Opus Bank	548
39,541		Origin Bancorp, Inc	1,348
67,689		Oritani Financial Corp	998
8,864		Orrstown Financial Services, Inc	161
342,816		OTP Bank	13,854
3,322,183		Oversea-Chinese Banking Corp	27,480
16,411		Pacific City Financial Corp	257
20,746	*	Pacific Mercantile Bancorp	148
59,579	*	Pacific Premier Bancorp, Inc	1,520
325,012		PacWest Bancorp	10,816
631,388		Paragon Group of Cos plc	3,108
17,627		Park National Corp	1,497
8,416		Parke Bancorp, Inc	158
22,890		PCSB Financial Corp	448
13,480	*,e	PDL Community Bancorp	172
72,183		Peapack Gladstone Financial Corp	1,818
6,055		Penns Woods Bancorp, Inc	244
26,058		PennyMac Financial Services, Inc	554
7,484	e	Peoples Bancorp of North Carolina, Inc	183
49,439		Peoples Bancorp, Inc	1,488
9,800	e	Peoples Financial Services Corp	432
251,913		People’s United Financial, Inc	3,635
20,564		People’s Utah Bancorp	620
4,065,840	*	Permanent TSB Group Holdings plc	7,055
3,000,000	*	Philippine National Bank	2,439
173,200		Ping An Bank Co Ltd	237
45,938		Pinnacle Financial Partners, Inc	2,118
191,234	*	Piraeus Bank S.A.	184
57,840	*,g	PNB Housing Finance Ltd	765
1,849,149		PNC Financial Services Group, Inc	216,184
359,911		Popular, Inc	16,995
3,396,000	g	Postal Savings Bank of China Co Ltd	1,789
1,103,611		Powszechna Kasa Oszczednosci Bank Polski S.A.	11,658
49,811		Preferred Bank	2,159
15,871		Premier Financial Bancorp, Inc	237
34,194	e	Prosperity Bancshares, Inc	2,130
4,444	*	Provident Bancorp, Inc	96
177,771		Provident Financial Services, Inc	4,290
12,215		Prudential Bancorp, Inc	215
59,000,000	*	PT Bank Bukopin Tbk	1,117
12,651,174		PT Bank Central Asia Tbk	22,879
2,457,407		PT Bank Danamon Indonesia Tbk	1,299
1,637,400		PT Bank Jabar Banten Tbk	233
40,406,279		PT Bank Mandiri Persero Tbk	20,727
8,455,619		PT Bank Negara Indonesia	5,187
44,500,000	*	PT Bank Pan Indonesia Tbk	3,545
24,306,900		PT Bank Pembangunan Daerah Jawa Timur Tbk	1,167
3,258,000		PT Bank Tabungan Negara Tbk	576
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,285,484		Public Bank BHD	$19,669
194,312	*	Qatar Islamic Bank SAQ	8,092
607,061	*	Qatar National Bank	32,354
67,603		QCR Holdings, Inc	2,169
837,960		Radian Group, Inc	13,709
79,757		Raiffeisen International Bank Holding AG.	2,035
19,447		RBB Bancorp	342
238,958	g	RBL Bank Ltd	1,968
987,800	e	Regional SAB de C.V.	4,549
1,195,294		Regions Financial Corp	15,993
81,948		Renasant Corp	2,473
13,169		Republic Bancorp, Inc (Class A)	510
53,914	*	Republic First Bancorp, Inc	322
3,061,255		Resona Holdings, Inc	14,683
1,246,777		RHB Capital BHD	1,594
23,806		Riverview Bancorp, Inc	173
5,200	*,†	Roskilde Bank	0
1,698,586		Royal Bank of Canada	116,258
2,616,969		Royal Bank of Scotland Group plc	7,260
43,696		S&T Bancorp, Inc	1,653
23,500		San ju San Financial Group, Inc	362
133,777		Sandy Spring Bancorp, Inc	4,193
87,100		San-In Godo Bank Ltd	608
8,542		SB One Bancorp	175
4,825,014	*	Sberbank of Russia (ADR)	52,882
58,295	*	Seacoast Banking Corp of Florida	1,517
235,990		Security Bank Corp	696
16,865	*	Select Bancorp, Inc	209
151,180		Senshu Ikeda Holdings, Inc	413
59,728		ServisFirst Bancshares, Inc	1,904
887,993		Seven Bank Ltd	2,535
237,100		Shanghai Pudong Development Bank Co Ltd	339
185,200		Shiga Bank Ltd	4,317
26,400		Shikoku Bank Ltd	282
940,041		Shinhan Financial Group Co Ltd	33,330
167,157		Shinsei Bank Ltd	1,987
1,279,900		Shizuoka Bank Ltd	9,977
21,789		Shore Bancshares, Inc	317
17,406		SI Financial Group, Inc	222
551,700		Siam Commercial Bank PCL (ADR)	2,265
1,549,497		Siam Commercial Bank PCL (Foreign)	6,360
18,926		Sierra Bancorp	455
18,616		Signature Bank	1,914
118,603		Simmons First National Corp (Class A)	2,862
10,657,459		SinoPac Financial Holdings Co Ltd	3,567
51,319	g	Skandiabanken ASA	445
1,039,109		Skandinaviska Enskilda Banken AB (Class A)	10,101
16,249	*	SmartFinancial, Inc	297
431,333		Societe Generale	13,675
5,095,528	*	South Indian Bank Ltd	1,134
82,959		South State Corp	4,973
9,084	*	Southern First Bancshares, Inc	291
8,794		Southern Missouri Bancorp, Inc	298
57,802		Southern National Bancorp of Virginia, Inc	764
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
41,822		Southside Bancshares, Inc	$1,328
57,564		Spar Nord Bank AS	462
17,434		Sparebank Oestlandet	167
252,213		SpareBank SR-Bank ASA	2,602
467,179		Sparebanken Midt-Norge	4,557
422,719		Sparebanken Nord-Norge	3,068
11,595	*,e	Spirit of Texas Bancshares, Inc	264
2,335		St Galler Kantonalbank	1,073
2,174,075		Standard Bank Group Ltd	27,012
1,693,910		Standard Chartered plc	13,164
90,710		State Bank & Trust Co	1,958
1,775,676	*	State Bank of India	7,520
40,757		Sterling Bancorp, Inc	283
152,625		Sterling Bancorp/DE	2,520
82,629		Stock Yards Bancorp, Inc	2,710
3,821,289		Sumitomo Mitsui Financial Group, Inc	125,969
14,925		Summit Financial Group, Inc	288
845,792		SunTrust Banks, Inc	42,662
100,500	e	Suruga Bank Ltd	370
100,810	*	SVB Financial Group	19,146
303,869		Svenska Handelsbanken AB	3,381
544,734		Swedbank AB (A Shares)	12,175
42,133		Sydbank AS	1,005
146,717		Synovus Financial Corp	4,693
1,351,847		Taichung Commercial Bank	448
10,105,278		Taishin Financial Holdings Co Ltd	4,297
4,529,815		Taiwan Business Bank	1,525
13,813,015		Taiwan Cooperative Financial Holding	7,935
188,799		TCF Financial Corp	3,680
453,852		TCS Group Holding plc (ADR)	7,062
8,574		Territorial Bancorp, Inc	223
89,519	*	Texas Capital Bancshares, Inc	4,574
192,714		TFS Financial Corp	3,108
1,404,700		Thanachart Capital PCL	2,146
309,055	*	The Bancorp, Inc	2,460
76,329	e	Timbercreek Financial Corp	489
8,636		Timberland Bancorp, Inc	193
332,280		Tisco Bank PCL	799
9,901,387		TMB Bank PCL (Foreign)	670
85,500		Tochigi Bank Ltd	195
121,700		Toho Bank Ltd	346
15,793		Tokyo TY Financial Group, Inc	243
166,500		Tomony Holdings, Inc	612
27,675		Tompkins Trustco, Inc	2,076
2,934,709		Toronto-Dominion Bank	145,876
24,100		Towa Bank Ltd	163
82,543		TowneBank	1,977
65,177		Trico Bancshares	2,202
140,028	*	Tristate Capital Holdings, Inc	2,725
69,153	*	Triumph Bancorp, Inc	2,054
116,711		Trustco Bank Corp NY	801
84,761		Trustmark Corp	2,410
2,848,954		Turkiye Garanti Bankasi AS	4,270
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
560,061		Turkiye Halk Bankasi AS	$740
4,079,916		Turkiye Is Bankasi (Series C)	3,482
11,316,703		Turkiye Sinai Kalkinma Bankasi AS	1,728
151,929		UMB Financial Corp	9,263
280,532		Umpqua Holdings Corp	4,460
562,792	g	Unicaja Banco S.A.	743
4,308,258		UniCredit S.p.A.	48,799
135,457	*	Union Bank of India	167
106,084		Union Bankshares Corp	2,995
5,280	e	Union Bankshares, Inc	252
355,300		United Bank Ltd	314
127,053		United Bankshares, Inc	3,953
315,208		United Community Banks, Inc	6,764
118,967		United Community Financial Corp	1,053
110,034		United Financial Bancorp, Inc (New)	1,618
2,027,826		United Overseas Bank Ltd	36,683
21,630		United Security Bancshares	207
10,150		Unity Bancorp, Inc	211
47,250		Univest Corp of Pennsylvania	1,019
2,472,677		US Bancorp	113,001
13,786		Valiant Holding	1,517
410,033		Valley National Bancorp	3,641
341,597		Van Lanschot Kempen NV (ADR)	7,757
31,019	*	Veritex Holdings, Inc	663
635,712		Vijaya Bank	455
364,480		VTB Bank	404
4,215,097		VTB Bank OJSC (GDR)	4,685
161,434		Walker & Dunlop, Inc	6,982
106,882		Washington Federal, Inc	2,855
24,620		Washington Trust Bancorp, Inc	1,170
63,065		Waterstone Financial, Inc	1,057
43,742		Webster Financial Corp	2,156
13,886,861		Wells Fargo & Co	639,907
65,542		WesBanco, Inc	2,405
23,305		West Bancorporation, Inc	445
32,750	e	Westamerica Bancorporation	1,824
337,851	*	Western Alliance Bancorp	13,342
32,117		Western New England Bancorp, Inc	322
3,129,595		Westpac Banking Corp	55,300
175,208		Wintrust Financial Corp	11,650
1,181,034		Woori Bank	16,515
223,846		WSFS Financial Corp	8,486
14,900		Yamagata Bank Ltd	284
39,392		Yamaguchi Financial Group, Inc	377
18,200		Yamanashi Chuo Bank Ltd	233
11,143,296		Yes Bank Ltd	28,998
2,540,393		Zions Bancorporation	103,495
		TOTAL BANKS	7,998,471

CAPITAL GOODS - 7.3%
1,309,189		3M Co	249,453
244,894		A.O. Smith Corp	10,457
61,933		Aalberts Industries NV	2,060
52,337		Aaon, Inc	1,835
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
56,363		AAR Corp	$2,105
390,187		ABB Ltd	7,451
2,209,877		Aboitiz Equity Ventures, Inc	2,303
266,000		AcBel Polytech, Inc	164
210,925		ACS Actividades Construccion y Servicios S.A.	8,164
77,984		Actuant Corp (Class A)	1,637
51,342		Acuity Brands, Inc	5,902
555,859	*	Adani Enterprises Ltd	1,280
1,113,700		Advan Co Ltd	9,310
129,957		Advanced Drainage Systems, Inc	3,151
64,400		AECC Aviation Power Co Ltd	204
285,050	*	Aecom Technology Corp	7,554
418,708		Aecon Group, Inc	5,401
50,696	*	Aegion Corp	827
277,640	*	AerCap Holdings NV	10,995
90,165	*	Aerojet Rocketdyne Holdings, Inc	3,177
26,614	*	Aerovironment, Inc	1,808
29,036	*	AFG Arbonia-Forster Hldg	320
10,727		AG Growth International Inc	368
46,460		AGCO Corp	2,586
572,628	g	Ahlsell AB	3,367
52,444		AIA Engineering Ltd	1,259
32,899		Aica Kogyo Co Ltd	1,100
24,500		Aichi Corp	130
31,400		Aida Engineering Ltd	206
215,958		Air Lease Corp	6,524
1,130,784		Airbus SE	107,809
202,880		Aircastle Ltd	3,498
114,000		Airtac International Group	1,118
16,344		Alamo Group, Inc	1,264
81,782		Albany International Corp (Class A)	5,106
326,735		Alfa Laval AB	7,024
3,575,514		Alfa S.A. de C.V. (Class A)	4,254
33,459	e,g	Alimak Group AB	415
230,045		Allegion plc	18,337
20,079,465		Alliance Global Group, Inc	4,537
19,748		Allied Motion Technologies, Inc	883
665,972		Allison Transmission Holdings, Inc	29,243
26,085		Alstom Projects India Ltd	312
77,702		Alstom RGPT	3,139
75,529	*	Alstom T&D India Ltd	316
281,520		Altra Holdings, Inc	7,080
364,124		Amada Co Ltd	3,269
25,611	*	Ameresco, Inc	361
18,382	*	American Woodmark Corp	1,024
208,288		Ametek, Inc	14,101
12,122		Andritz AG.	557
19,000		Anest Iwata Corp	171
48,534		Apogee Enterprises, Inc	1,449
224,201		Applied Industrial Technologies, Inc	12,093
11,653	*	Aprogen KIC, Inc	82
436,699	*	Arabtec Holding Co	226
45,168	e	Arcadis NV	552
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,236,117		Arconic, Inc	$20,841
171,093	*	Arcosa, Inc	4,738
18,109		Argan, Inc	685
307,072	*	Armstrong Flooring, Inc	3,636
150,897		Armstrong World Industries, Inc	8,784
31,100		Asahi Diamond Industrial Co Ltd	172
163,329	e	Asahi Glass Co Ltd	5,077
344,476		Aselsan Elektronik Sanayi Ve Ticaret AS	1,563
2,426,916		Ashok Leyland Ltd	3,560
40,954		Ashoka Buildcon Ltd	73
1,865,959		Ashtead Group plc	38,923
1,860,490		Assa Abloy AB	33,315
59,646		Astec Industries, Inc	1,801
59,253		Astral Polytechnik Ltd	957
27,252	*	Astronics Corp	830
858,016		Asunaro Aoki Construction Co Ltd	7,343
681,651	*	Atkore International Group, Inc	13,524
117,993		Atlas Copco AB (A Shares)	2,815
66,389		Atlas Copco AB (B Shares)	1,455
47,933	*	ATS Automation Tooling Systems, Inc	505
5,077	g	Aumann AG.	170
3,092,675		Austal Ltd	4,241
92,400		AVIC Aircraft Co Ltd	179
36,900	*	AVIC Shenyang Aircraft Co Ltd	150
2,047,019	e	AviChina Industry & Technology Co	1,286
140,516	*	Axon Enterprise, Inc	6,148
176,306		AZZ, Inc	7,116
89,273	e	Badger Daylighting Ltd	2,109
4,109,768		BAE Systems plc	24,037
631,073		Balfour Beatty plc	2,005
104,835	*,e	Ballard Power Systems, Inc	252
85,500		Bando Chemical Industries Ltd	808
142,000	*	Baoye Group Co Ltd	79
262,004		Barloworld Ltd	2,100
229,168		Barnes Group, Inc	12,288
8,951		BayWa AG.	212
53	*,†,m	Beacon Power Corp	0	^
86,431	*	Beacon Roofing Supply, Inc	2,742
183,000	g	Beijing Urban Construction Design & Development Group Co Ltd	64
1,156,837	*	Berjaya Corp BHD	80
808,000		BES Engineering Corp	186
201,088		Besalco S.A.	177
16,306		BGF Co Ltd	118
2,583,300		Bharat Electronics Ltd	3,251
312,127		Bidvest Group Ltd	4,484
24,379		Biesse S.p.A.	480
1,449,656		Bizlink Holdings Inc	10,639
19,697	*,e	Blue Bird Corp	358
13,935	*	Blue Star Ltd	124
11,378	*,e	BlueLinx Holdings, Inc	281
207,805	*	BMC Stock Holdings, Inc	3,217
28,072		Bobst Group AG.	1,953
261,400	g	BOC Aviation Ltd	1,929
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
204,185		Bodycote plc	$1,889
1,499,482		Boeing Co	483,583
1,153,232	*	Bombardier, Inc	1,715
54,988		Boskalis Westminster	1,365
5,788		Bossard Holding AG.	826
270,845		Bouygues S.A.	9,726
31,717		Brenntag AG.	1,384
53,899		Briggs & Stratton Corp	705
398,000		Brighton-Best International Taiwan, Inc	435
4,850		Bucher Industries AG.	1,308
23,590		Budimex S.A.	717
35,882		Bufab AB	346
273,895	*	Builders FirstSource, Inc	2,988
30,400		Bunka Shutter Co Ltd	198
348,656		Bunzl plc	10,529
21,587		Burckhardt Compression Holding AG.	5,065
2,810	e	Burkhalter Holding AG.	223
42,326		BWX Technologies, Inc	1,618
169,053		CAE, Inc	3,107
44,621	e	Caesarstone Sdot-Yam Ltd	606
22,317	*	CAI International, Inc	518
24,675		Carbone Lorraine	663
27,440		Carborundum Universal Ltd	139
24,513		Cargotec Corp (B Shares)	752
31,958		Carlisle Cos, Inc	3,212
1,320,276		Caterpillar, Inc	167,767
251,400		Central Glass Co Ltd	4,954
2,492	*	Cera Sanitaryware Ltd	85
151,725		CH Karnchang PCL	117
400,000		CH Karnchang PCL (ADR)	308
39,539	*	Chart Industries, Inc	2,571
218,606		Cheil Industries, Inc	20,692
188,825		Chemring Group plc	388
440,844		Chicony Power Technology Co Ltd	642
1,081,500		China Aircraft Leasing Group Holdings Ltd	1,089
53,800		China Avionics Systems Co Ltd	102
75,300		China Communications Construction Co Ltd	124
4,373,192		China Communications Construction Co Ltd (Hong Kong)	4,123
1,937,000		China Conch Venture Holdings Ltd	5,767
268,075		China Fangda Group Co Ltd	119
93,100		China Gezhouba Group Co Ltd	86
298,000	e	China High Speed Transmission Equipment Group Co Ltd	285
46,600		China International Marine Containers Group Co Ltd	72
194,100		China National Chemical Engineering Co Ltd	152
7,111,943		China Railway Construction Corp	9,878
161,200		China Railway Construction Corp Ltd	256
7,156,127		China Railway Group Ltd	6,521
82,600		China Shipbuilding Industry Co Ltd	51
188,080	†,e,m	China Singyes Solar Technologies Holdings Ltd	39
32,000		China Spacesat Co Ltd	81
767,160		China State Construction Engineering Corp Ltd	638
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,942,685		China State Construction International Holdings Ltd	$1,545
114,371		China Yuchai International Ltd	1,423
108,500	e	Chiyoda Corp	305
6,600		Chiyoda Integre Co Ltd	118
13,000,000		Chongqing Machinery & Electric Co Ltd	864
18,900		Chudenko Corp	402
649,375		Chung Hsin Electric & Machinery Manufacturing Corp	409
286,524		CIMIC Group Ltd	8,762
208,509		CIR-Compagnie Industriali Riunite S.p.A.	223
21,963	*	CIRCOR International, Inc	468
12,388,796		Citic Pacific Ltd	19,440
1,671,000	e	Citic Resources Holdings Ltd	132
1,833	*	CJ Corp	60
12,224		CJ Corp	1,333
3,520,753		CK Hutchison Holdings Ltd	33,793
36,600		CKD Corp	310
5,871,829		CNH Industrial NV	53,054
8,116,074	e	CNH Industrial NV (NYSE)	74,749
1,803,910	*	Cobham plc	2,249
17,099	g	Cochin Shipyard Ltd	92
543,022	*	Colfax Corp	11,349
104,832		Columbus McKinnon Corp	3,160
330,058		Comfort Systems USA, Inc	14,417
37,740	*	Commercial Vehicle Group, Inc	215
1,858,539		Compagnie de Saint-Gobain	61,697
23,535		Compagnie d’Entreprises CFE	2,330
183,400		COMSYS Holdings Corp	4,476
12,259		Construcciones y Auxiliar de Ferrocarriles S.A.	508
46,219	*	Continental Building Products Inc	1,176
1,535,450		Continental Engineering Corp	704
3,179		Conzzeta AG.	2,487
719,100	*,e	Cosco Corp Singapore Ltd	175
14,285	e	Cosel Co Ltd	121
206,646		Costain Group plc	831
124,203		Cramo Oyj (Series B)	2,123
40,848		Crane Co	2,948
231,325	*	Crompton Greaves Ltd	148
4,081,321		CRRC Corp Ltd	3,980
191,800		CRRC Corp Ltd (Class A)	253
2,882		CS Wind Corp	71
120,746	*	CSBC Corp Taiwan	99
31,646	*	CSW Industrials, Inc	1,530
2,318,000		CTCI Corp	3,353
32,396		Cubic Corp	1,741
104,333		Cummins, Inc	13,943
95,817		Curtiss-Wright Corp	9,785
117,540		Daelim Industrial Co	10,798
4,797		Daetwyler Holding AG.	610
185,656	*	Daewoo Engineering & Construction Co Ltd	896
54,107		Daewoo International Corp	883
19,272	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	592
27,500		Dai-Dan Co Ltd	592
112,393		Daifuku Co Ltd	5,096
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,128		Daihen Corp	$263
87,200		Daiho Corp	2,805
24,800		Daiichi Jitsugyo Co Ltd	792
194,850		Daikin Industries Ltd	20,704
16,800		Daiwa Industries Ltd	171
7,750		Danieli & Co S.p.A.	136
24,975		Danieli & Co S.p.A. (RSP)	369
3,619		Dassault Aviation S.A.	5,017
93,901		DCC plc	7,163
1,419,438		Deere & Co	211,738
7,900		Denyo Co Ltd	97
613,471		Deutz AG.	3,614
75,695	g	Dilip Buildcon Ltd	453
195,272		Diploma plc	3,014
55,495	*,e	DIRTT Environmental Solutions	248
18,495		DMC Global, Inc	650
4,508,480		DMCI Holdings, Inc	1,095
16,579		DMG Mori AG.	823
616,925	*	Dogan Sirketler Grubu Holdings	119
45,412		Donaldson Co, Inc	1,970
45,183		Doosan Bobcat, Inc	1,279
49,807	*	Doosan Heavy Industries and Construction Co Ltd	436
388,580	*,e	Doosan Infracore Co Ltd	2,647
27,360		Douglas Dynamics, Inc	982
574,605		Dover Corp	40,768
392,953	*,†,m	Drake & Scull International PJSC	40
190,575	*,e	Drone Delivery Canada Corp	195
1,296,794	*	Dubai Investments PJSC	445
47,235	*	Ducommun, Inc	1,716
49,071		Duerr AG.	1,728
41,563	*	DXP Enterprises, Inc	1,157
38,061	*	Dycom Industries, Inc	2,057
1,666,300		Dynasty Ceramic PCL	100
7,391		Eastern Co	179
1,134,711		Eaton Corp	77,909
161,165		Ebara Corp	3,610
13,544		Eicher Motors Ltd	4,489
94,728		Eiffage S.A.	7,920
19,594		Elbit Systems Ltd	2,249
22,857		Elco Holdings Ltd	417
1,375		Electra Israel Ltd	329
906,541		ElSwedy Cables Holding Co	910
73,149	*,e,g	Eltel AB	105
352,586		EMCOR Group, Inc	21,046
1,307,289	*	Emeco Holdings Ltd	1,868
442,327		Emerson Electric Co	26,429
1,791,126		Empresa Brasileira de Aeronautica S.A.	10,013
72,527		Encore Wire Corp	3,639
29,180	*,e	Energous Corp	169
53,701	*,e	Energy Recovery, Inc	361
69,758		EnerSys	5,414
22,755	*	Engility Holdings, Inc	648
84,662		Engineers India Ltd	151
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
109,711	*,e	Enphase Energy, Inc	$519
34,939		EnPro Industries, Inc	2,100
458,000		Enric Energy Equipment Holdings Ltd	350
284,378	*	Epiroc AB	2,703
446,691	*	Epiroc AB	3,987
67,122		ESCO Technologies, Inc	4,427
95,228	*	Escorts Ltd	962
33,548	*	Esterline Technologies Corp	4,074
5,200	e	EVI Industries, Inc	173
391,182	*	Evoqua Water Technologies Corp	3,755
65,867		Exco Technologies Ltd	436
13,093	e	FACC AG.	198
501,529		Famur S.A.	721
18,700		Fangda Carbon New Material Co Ltd	46
33,777		Fanuc Ltd	5,126
3,150,517		Far Eastern Textile Co Ltd	2,861
471,088		Fastenal Co	24,633
564,303		Federal Signal Corp	11,230
22,912		Feelux Co Ltd	252
1,297	e	Feintool International Holding AG.	99
107,028		Ferguson plc	6,839
528,053		Ferrovial S.A.	10,694
3,974	*,e	FIGEAC-AERO	50
322,037		Fincantieri S.p.A	341
232,295		Finmeccanica S.p.A.	2,047
517,460		Finning International, Inc	9,021
40,852	*	Finolex Cables Ltd	266
264,000	*	First Tractor Co	60
65,412		Flowserve Corp	2,487
25,766	e	FLSmidth & Co AS	1,162
32,105	*	Fluidra S.A.	360
265,726		Fluor Corp	8,556
49,081	*	Fomento de Construcciones y Contratas S.A.	658
996,774		Fortive Corp	67,442
260,537		Fortune Brands Home & Security, Inc	9,898
2,734,124	e	Fosun International	3,985
131,731	*	Foundation Building Materials, Inc	1,095
58,730		Franklin Electric Co, Inc	2,518
28,679	*	Freightcar America, Inc	192
22,930		Fudo Tetra Corp	354
76,048	*,e	FuelCell Energy, Inc	42
19,407		Fuji Electric Holdings Co Ltd	572
372,492		Fuji Machine Manufacturing Co Ltd	4,357
229,178		Fujikura Ltd	908
40,400		Fujitec Co Ltd	434
27,900		Fukuda Corp	1,029
7,900		Fukushima Industries Corp	256
6,977,500	e	Fullshare Holdings Ltd	1,604
29,500		Furukawa Co Ltd	336
88,800		Furukawa Electric Co Ltd	2,216
70,719		Futaba Corp/Chiba	1,018
70,191		Galliford Try plc	558
2,090,103		Gamuda BHD	1,180
82,172	*	Gardner Denver Holdings, Inc	1,680
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
88,807	*,e	Gates Industrial Corp plc	$1,176
48,375		GATX Corp	3,425
54,838	*	Gayatri Projects Ltd	138
1,183,265		GEA Group AG.	30,464
5,024		Geberit AG.	1,956
38,700		Gecoss Corp	361
183,257	*	GEK Group of Cos S.A.	1,005
11,755	*	Gencor Industries, Inc	129
165,947	*	Generac Holdings, Inc	8,248
471,137		General Dynamics Corp	74,067
15,432,151	n	General Electric Co	116,821
30,042	*	General Finance Corp	304
17,229		Georg Fischer AG.	13,822
40,221	*	Gibraltar Industries, Inc	1,431
21,100	e	Giken Seisakusho Co, Inc	663
21,467	e,g	Gima TT S.p.A	161
275,034		Global Brass & Copper Holdings, Inc	6,917
32,656		Glory Ltd	734
622,639	*	GMR Infrastructure Ltd	146
171,659	*	GMS, Inc	2,551
74,079		Godrej Industries Ltd	579
89,625		Gorman-Rupp Co	2,905
182,248		Graco, Inc	7,627
353,937		GrafTech International Ltd	4,049
368,359		Grafton Group plc	3,019
15,183		Graham Corp	347
98,771		Granite Construction, Inc	3,978
148,064		Graphite India Ltd	1,601
74,566	*	Great Lakes Dredge & Dock Corp	494
37,730		Greaves Cotton Ltd	64
39,481		Greenbrier Cos, Inc	1,561
136,751		Griffon Corp	1,429
429,084	e	Grupo Carso S.A. de C.V. (Series A1)	1,537
113,600	e	Grupo Rotoplas SAB de C.V.	128
98,477		GS Engineering & Construction Corp	3,862
41,800		GS Yuasa Corp	852
1,382,493		Gunkul Engineering PCL	119
128,307		GWA International Ltd	251
70,198		H&E Equipment Services, Inc	1,433
775,813		Haitian International Holdings Ltd	1,492
22,116		Haldex AB	173
171,996		Hangzhou Steam Turbine Co	126
32,400		Han’s Laser Technology Industry Group Co Ltd	144
247,079		Hanwa Co Ltd	6,348
36,457		Hanwha Corp	1,024
703,900		HAP Seng Consolidated BHD	1,678
406,000	e	Harbin Power Equipment	207
21,500	e	Harmonic Drive Systems, Inc	586
351,770		Harris Corp	47,366
645,198	*	Harsco Corp	12,814
285,919	*	Havells India Ltd	2,829
250,900		Hazama Ando Corp	1,657
263,000	*,e	HC International, Inc	152
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
52,947	*,e	HC2 Holdings, Inc	$140
1,117,572	*	HD Supply Holdings, Inc	41,931
19,854	*	HDC Hyundai Development Co-Engineering & Construction	860
29,114		HEG Ltd	1,541
13,399		HEICO Corp	1,038
310,756		HEICO Corp (Class A)	19,578
161,341	*	Heidelberger Druckmaschinen	292
207,959	*	Herc Holdings, Inc	5,405
68,578		Hexcel Corp	3,932
9,500		Hibiya Engineering Ltd	160
149,962		Hillenbrand, Inc	5,688
877,484		Hino Motors Ltd	8,263
5,400	e	Hirata Corp	240
11,400		Hisaka Works Ltd	85
50,267		Hitachi Construction Machinery Co Ltd	1,176
107,200		Hitachi Zosen Corp	325
173,379		Hiwin Technologies Corp	1,251
60,303		Hochtief AG.	8,144
3,854,109		Honeywell International, Inc	509,205
458,000	e	Hong Kong International Construction Investment Management Group Co Ltd	141
47,500		Hong Leong Industries BHD	98
900,500		Hopewell Holdings	3,960
51,509		Hoshizaki Electric Co Ltd	3,126
33,261		Hosken Consolidated Investments Ltd	287
4,900		Hosokawa Micron Corp	186
2,035,014		Howden Joinery Group plc	11,291
2,285,000	*,†	Hsin Chong Construction Group Ltd	3
77,200	*	Huangshi Dongbei Electrical Appliance Co Ltd	90
36,333		Hubbell, Inc	3,609
9,218		Huber & Suhner AG.	616
51,613		Hudaco Industries Ltd	503
65,765		Huntington Ingalls	12,516
8,553		Hurco Cos, Inc	305
4,857		Hy-Lok Corp	72
3,869	*	Hyosung Heavy Industries Corp	143
34,285		Hyster-Yale Materials Handling, Inc	2,124
7,232	*	Hyundai Construction Equipment Co Ltd	277
21,781		Hyundai Development Co	337
6,526	*	Hyundai Electric & Energy System Co Ltd	130
8,552		Hyundai Elevator Co Ltd	822
79,724		Hyundai Engineering & Construction Co Ltd	3,905
33,374		Hyundai Heavy Industries	3,849
15,796	*	Hyundai Mipo Dockyard	851
8,469	*	Hyundai Robotics Co Ltd	2,624
18,124	*	Hyundai Rotem Co Ltd	454
31,400		Idec Corp	535
82,321		IDEX Corp	10,394
10,300	*	IES Holdings, Inc	160
2,888,212		IJM Corp BHD	1,133
47,564		Illinois Tool Works, Inc	6,026
205,917		IMI plc	2,480
9,494		Implenia AG.	319
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
108,157	e	Impregilo S.p.A.	$176
39,180		IMS-Intl Metal Service	696
50,100		Inaba Denki Sangyo Co Ltd	1,872
25,900		Inabata & Co Ltd	329
14,038		Indus Holding AG.	628
11,229		Industria Macchine Automatiche S.p.A.	701
189,178	*	Industries Qatar QSC	6,922
185,839		Indutrade AB	4,316
24,183	*	Infrastructure and Energy Alternatives, Inc	198
1,725,357		Ingersoll-Rand plc	157,404
28,930		Insteel Industries, Inc	702
56,732		Interpump Group S.p.A.	1,692
408		Interroll Holding AG.	603
100,002	e	Invicta Holdings Ltd	243
35,012		Inwido AB	220
72,500		Iochpe-Maxion S.A.	445
430,802		IRB Infrastructure Developers Ltd	1,012
87,610		IS Dongseo Co Ltd	2,407
10,900		Iseki & Co Ltd	156
4,081		ISGEC Heavy Engineering Ltd	295
2,050,611		Ishikawajima-Harima Heavy Industries Co Ltd	56,477
1,113,750	*	Italian-Thai Development PCL	73
12,884		Italmobiliare S.p.A	271
1,982,911		Itochu Corp	33,675
790,711		ITT, Inc	38,168
233,800		Iwatani International Corp	7,799
239,489		Jacobs Engineering Group, Inc	14,001
1,265,889	*	Jain Irrigation Systems Ltd	1,264
5,800	e	Jamco Corp	134
33,960		Japan Pulp & Paper Co Ltd	1,298
42,600		Japan Steel Works Ltd	682
220,905		Jardine Matheson Holdings Ltd	15,381
227,288		Jardine Strategic Holdings Ltd	8,333
85,682	*,e	JELD-WEN Holding, Inc	1,218
3,097,937		JG Summit Holdings (Series B)	3,274
46,153		JGC Corp	650
40,159		John Bean Technologies Corp	2,884
512,807	g	John Laing Group plc	2,172
439,681		Johnson Controls International plc	13,037
267,375		Johnson Electric Holdings Ltd	545
21,949	g	JOST Werke AG.	661
1,058,576		JTEKT Corp	11,708
30,458		Jungheinrich AG.	798
1,982		Kaba Holding AG.	1,199
69,783		Kadant, Inc	5,685
70,730	*	Kajaria Ceramics Ltd	499
225,310		Kajima Corp	3,027
22,487	*	Kalpataru Power Transmission Ltd	126
150,300	*	Kama Co Ltd	77
35,086		Kaman Corp	1,968
24,800		Kamei Corp	279
77,700		Kanamoto Co Ltd	2,047
473,100		Kandenko Co Ltd	4,586
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
406,600		Kanematsu Corp	$4,924
1,248,821		KAP Industrial Holdings Ltd	709
20,513		Kardex AG.	2,372
14,900	e	Katakura Industries Co Ltd	151
19,744		Kawasaki Heavy Industries Ltd	421
192,378		KBR, Inc	2,920
5,500		KCC Corp	1,520
146,212	*	KEC International Ltd	630
21,259	*	KEI Industries Ltd	109
99,479		Keihan Electric Railway Co Ltd	4,053
46,982		Keller Group plc	296
8,008		Kendrion NV	192
211,131		Kennametal, Inc	7,026
7,546		KEPCO Engineering & Construction Co, Inc	141
934,170		Keppel Corp Ltd	4,055
253,800		Kerjaya Prospek Group BHD	71
66,991	*,e	KEYW Holding Corp, The	448
105,199	e	Kier Group plc	546
230,700		Kinden Corp	3,735
31,000		King Slide Works Co Ltd	323
53,584		Kingspan Group plc	2,297
60,006		KION Group AG.	3,052
256,700		Kitz Corp	1,996
445,523		Kloeckner & Co AG.	3,075
641,478		KOC Holding AS	1,717
31,185		Koenig & Bauer AG.	1,308
3,468		Kolon Corp	96
515,288		Komatsu Ltd	11,074
2,306		Komax Holding AG.	540
30,390		Komori Corp	305
59,773		Kone Oyj (Class B)	2,854
42,282		Konecranes Oyj	1,282
50,397		Kongsberg Gruppen ASA	685
149,555	e	Koninklijke BAM Groep NV	429
92,000		Koninklijke Volkerwessels NV	1,456
71,636	*	Korea Aerospace Industries Ltd	2,052
2,851		Korea Electric Terminal Co Ltd	103
19,361	*,e	Kornit Digital Ltd	362
110,788	*	Kratos Defense & Security Solutions, Inc	1,561
10,285		Krones AG.	793
165,767		Kubota Corp	2,356
59,000		Kumagai Gumi Co Ltd	1,773
139,323		Kumho Industrial Co Ltd	1,473
194,000		Kung Long Batteries Industrial Co Ltd	916
12,588		Kurita Water Industries Ltd	305
35,600		Kyokuto Kaihatsu Kogyo Co Ltd	456
209,800		Kyowa Exeo Corp	4,913
33,600		Kyudenko Corp	1,273
3,151		Kyung Dong Navien Co Ltd	118
380,731		L3 Technologies, Inc	66,118
1,442	*	Lakshmi Machine Works Ltd	118
730,787		Larsen & Toubro Ltd	15,038
7,694	*	Lawson Products, Inc	243
12,786	*	LB Foster Co (Class A)	203
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
45,855		Legrand S.A.	$2,592
15,713	e	Lehto Group Oyj	77
62,397		Lennox International, Inc	13,656
251,945		LG Corp	15,779
3,547		LG Hausys Ltd	180
19,451		LG International Corp	267
6,195		LIG Nex1 Co Ltd	205
12,275		Lincoln Electric Holdings, Inc	968
206,358		Lindab International AB	1,480
13,804		Lindsay Corp	1,329
12,729		LISI	299
172,736		LIXIL Group Corp	2,141
528,732		Lockheed Martin Corp	138,443
7,185,000		Lonking Holdings Ltd	1,856
25,079	*	Lotte Corp	1,185
98,543		LS Cable Ltd	4,343
9,110		LS Industrial Systems Co Ltd	400
113,350		Luxshare Precision Industry Co Ltd	233
46,535	*	Lydall, Inc	945
29,981		Mabuchi Motor Co Ltd	918
2,413,023		Maeda Corp	22,533
12,200		Maeda Kosen Co Ltd	293
66,800		Maeda Road Construction Co Ltd	1,384
28,674		Magellan Aerospace Corp	315
1,205,372		Maire Tecnimont S.p.A	4,445
293,549		Makino Milling Machine Co Ltd	10,325
32,161		Makita Corp	1,142
842,200		Malaysian Resources Corp BHD	125
12,208		MAN AG.	1,259
20,862	*	Manitex International, Inc	119
35,415		Manitou BF S.A.	908
1,785,766	*,a	Manitowoc Co, Inc	26,376
317,300		Marcopolo S.A.	334
2,594,474		Marubeni Corp	18,204
1,750,360		Masco Corp	51,181
121,950	*	Masonite International Corp	5,467
80,280	*	Mastec, Inc	3,256
16,800		Max Co Ltd	208
71,112	e	Maxar Technologies Ltd	851
36,724		Maxar Technologies Ltd (Toronto)	439
1,326		MBB SE	108
443,700		Megawide Construction Corp	157
1,043,915		Meggitt plc	6,271
94,600		Meidensha Corp	1,190
4,193,894		Melrose Industries plc	8,761
66,591	*	Mercury Systems, Inc	3,149
439,722	*	Meritor, Inc	7,436
34,100		Metallurgical Corp of China Ltd	15
3,323,000		Metallurgical Corp of China Ltd (Hong Kong)	798
7,200		METAWATER Co Ltd	192
146,467		Metso Oyj	3,848
213,009		Micron Machinery Co Ltd	2,588
159,017	*	Middleby Corp	16,336
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
59,100		Mie Kotsu Group Holdings, Inc	$323
444,143	*	Milacron Holdings Corp	5,281
82,120		Millat Tractors Ltd	492
18,488		Miller Industries, Inc	499
351,500		Minebea Co Ltd	5,069
1,417,300	e	Miraito Holdings Corp	20,737
206,264		MISUMI Group, Inc	4,345
1,603,367		Mitsubishi Corp	43,959
509,357		Mitsubishi Electric Corp	5,617
130,252		Mitsubishi Heavy Industries Ltd	4,674
17,000		Mitsubishi Nichiyu Forklift Co Ltd	163
13,850		Mitsuboshi Belting Co Ltd	266
2,549,895		Mitsui & Co Ltd	39,175
47,300	*	Mitsui Engineering & Shipbuilding Co Ltd	442
58,200		Miura Co Ltd	1,322
3,138,230		MMC Corp BHD	628
68,292		Monadelphous Group Ltd	663
110,100		MonotaRO Co Ltd	2,714
153,767		Moog, Inc (Class A)	11,914
688,608		Morgan Crucible Co plc	2,310
88,606		Morgan Sindall plc	1,190
255,800	e	Mori Seiki Co Ltd	2,873
17,600		Morita Holdings Corp	288
370,221	*	Mota Engil SGPS S.A.	684
266,267	*	MRC Global, Inc	3,256
86,328		MSC Industrial Direct Co (Class A)	6,640
110,384		MTU Aero Engines Holding AG.	20,046
72,488		Mueller Industries, Inc	1,693
631,824		Mueller Water Products, Inc (Class A)	5,750
67,900		Muhibbah Engineering M BHD	46
39,709	e,g	Munters Group AB	152
241,522		Murray & Roberts Holdings Ltd	243
96,062	*	MYR Group, Inc	2,706
90,423	e	Nabtesco Corp	1,958
10,033	e	Nachi-Fujikoshi Corp	348
1,001,663	*	Nagarjuna Construction Co	1,263
320,500		Nagase & Co Ltd	4,414
31,500		Namura Shipbuilding Co Ltd	134
131,800		NARI Technology Co Ltd	357
147,512	*	National Central Cooling Co PJSC	69
6,273	e	National Presto Industries, Inc	733
62,437	*	Navistar International Corp	1,620
251,501		NBCC India Ltd	208
57,240	e	NCC AB (B Shares)	890
269,546	*	NCI Building Systems, Inc	1,954
589,274	e	NEL ASA	316
17,034	e	Nexans S.A.	475
62,134	*,e	Nexeo Solutions, Inc	534
68,438	e	NFI Group, Inc	1,706
38,651		NGK Insulators Ltd	524
193,915		Nibe Industrier AB	1,993
96,812		Nichias Corp	1,651
21,200		Nichiden Corp	306
19,900		Nichiha Corp	501
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
40,725		Nidec Corp	$4,608
3,200	e	Nihon Trim Co Ltd	169
17,415	*	Nilfisk Holding A.S.	619
134,300		Nippo Corp	2,569
69,100	e	Nippon Carbon Co Ltd	2,517
22,000		Nippon Densetsu Kogyo Co Ltd	435
6,600		Nippon Koei Co Ltd	147
4,100		Nippon Road Co Ltd	214
27,072	*,e	Nippon Sharyo Ltd	543
57,200		Nippon Sheet Glass Co Ltd	434
96,417		Nippon Steel Trading Co Ltd	3,975
32,900		Nippon Thompson Co Ltd	145
60,500		Nishimatsu Construction Co Ltd	1,377
21,700		Nishio Rent All Co Ltd	652
4,600	e	Nissei ASB Machine Co Ltd	146
135,652		Nisshinbo Industries, Inc	1,024
62,200	e	Nissin Electric Co Ltd	452
12,000		Nitta Corp	353
13,800		Nitto Boseki Co Ltd	225
15,200		Nitto Kogyo Corp	241
6,373		Nitto Kohki Co Ltd	122
8,200	e	Nittoku Engineering Co Ltd	150
16,423	*,e	NKT Holding AS	225
54,529		NN, Inc	366
2,400	*,†,e	Noble Group Ltd	0	^
102,151		Nolato AB (B Shares)	4,228
37,470	*	Nordex AG.	325
101,679		Nordson Corp	12,135
71,791		Noritake Co Ltd	2,964
17,900		Noritz Corp	256
92,564		NORMA Group	4,589
715,775		Northrop Grumman Corp	175,293
13,071	*	Northwest Pipe Co	304
160,998	*	NOW, Inc	1,874
1,878,609		NRW Holdings Ltd	2,139
294,817		NSK Ltd	2,529
412,900		NTN Corp	1,187
12,273	*	NV5 Holdings, Inc	743
111,778		nVent Electric plc	2,511
2,733,905		NWS Holdings Ltd	5,614
8,900		Obara Corp	317
363,492		Obayashi Corp	3,291
120,326	e	Obrascon Huarte Lain S.A.	90
190,378		OC Oerlikon Corp AG.	2,144
4,110		OHB AG.	146
122,200		Oiles Corp	1,969
24,700		Okabe Co Ltd	196
45,628		Okuma Holdings, Inc	2,172
24,800		Okumura Corp	723
4,090		Omega Flex, Inc	221
68,733	*,e	Opus Global Rt	120
253		Orascom Construction Ltd	2
24,500		Organo Corp	583
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
234,402	*	Orion Marine Group, Inc	$1,006
54,800		OSG Corp	1,060
99,175		Oshkosh Truck Corp	6,080
78,500		OSJB Holdings Corp	204
252,042		Osram Licht AG.	10,969
5,555		Otokar Otobus Karoseri Sanayi AS	93
95,477	*	Outotec Oyj	335
2,127,756		Owens Corning, Inc	93,579
130,441		PACCAR, Inc	7,453
8,202		Palfinger AG.	210
300,000	*	Pantaloon Retail India Ltd	164
853,856		Parker-Hannifin Corp	127,344
30,154	*	Patrick Industries, Inc	893
639,133		Peab AB (Series B)	5,233
152,807		Pentair plc	5,773
1,065,300		Penta-Ocean Construction Co Ltd	5,886
48,970		PER Aarsleff A.S.	1,498
8,472		Pfeiffer Vacuum Technology AG.	1,057
443,317	*	PGT, Inc	7,027
90,865	g	Philips Lighting NV	2,126
8,293		Pinguely-Haulotte	84
260,796	*,e	Plug Power, Inc	323
38,019	*	PNC Infratech Ltd	80
130,041		Polypipe Group plc	543
1,895,600		Polyplex PCL (Foreign)	757
21,061		Ponsse Oyj	597
19,640	e	Porr AG.	392
19,914		Powell Industries, Inc	498
300,400		Power Construction Corp of China Ltd	213
4,257		Preformed Line Products Co	231
123,629		Primoris Services Corp	2,365
34,692	*	Proto Labs, Inc	3,913
33,303		Prysmian S.p.A.	648
5,644,732		PT Adhi Karya Persero Tbk	623
2,127,400		PT AKR Corporindo Tbk	635
5,000,000		PT Arwana Citramulia Tbk	146
1,217,100		PT Asahimas Flat Glass Tbk	313
2,803,600	*,†,m	PT Inovisi Infracom Tbk	0	^
4,195,688		PT Pembangunan Perumahan Tbk	528
2,721,300	*	PT Sitara Propertindo Tbk	167
3,005,800		PT Waskita Karya Persero Tbk	352
7,176,023		PT Wijaya Karya	828
41,488	*	Qatar Industrial Manufacturing Co	486
1,789,884		QinetiQ plc	6,537
39,000		QST International Corp	102
56,373		Quanex Building Products Corp	766
330,885	*	Quanta Services, Inc	9,960
84,500		Raito Kogyo Co Ltd	1,126
382,321		Ramirent Oyj	2,387
192,113		Randon Participacoes S.A.	459
2,122		Rational AG.	1,206
58,426		Raven Industries, Inc	2,114
482,580		Raytheon Co	74,004
43,470	*	RBC Bearings, Inc	5,699
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
164,597	†,m	RCR Tomlinson Ltd	$1
189,797		Rechi Precision Co Ltd	149
85,997		Regal-Beloit Corp	6,024
647,271		Reliance Worldwide Corp Ltd	2,029
550,445	*	Resideo Technologies, Inc	11,312
650,287		Reunert Ltd	3,201
39,193	e	REV Group, Inc	294
55,767		Rexel S.A.	594
132,207	*	Rexnord Corp	3,034
33,171		Rheinmetall AG.	2,942
12,200		Rheon Automatic Machinery Co Ltd	153
33,933		Richelieu Hardware Ltd	564
2,114	e	Rieter Holding AG.	277
410,410		Rockwell Automation, Inc	61,759
55,512		Rockwool International AS (B Shares)	14,517
1,685,677		Rolls-Royce Group plc	17,759
78,427,378	*,m	Rolls-Royce Holdings plc	100
506,747		Roper Industries, Inc	135,058
655,932		Rotork plc	2,071
66,000		Run Long Construction Co Ltd	117
11,369		Rush Enterprises, Inc	405
312,900		Rush Enterprises, Inc (Class A)	10,789
281,927		Russel Metals, Inc	4,405
146,800		Ryobi Ltd	3,490
50,054	e	Saab AB (Class B)	1,734
361,602	e	Sacyr Vallehermoso S.A.	721
95,596	*	Sadbhav Engineering Ltd	289
317,887		Safran S.A.	38,126
157,506		Salfacorp S.A.	225
140,599	*	Samsung Engineering Co Ltd	2,220
378,671		Samsung Heavy Industries Co Ltd	2,520
53,498	*	Samsung Techwin Co Ltd	1,561
73,623		San Shing Fastech Corp	129
1,712,661		Sandvik AB	24,539
27,900		Sanki Engineering Co Ltd	290
15,400		Sankyo Tateyama, Inc	163
388,300		Sanwa Shutter Corp	4,409
513,000		Sany Heavy Equipment International	175
219,300		Sany Heavy Industry Co Ltd	267
6,800		Sanyo Denki Co Ltd	220
19,062	e	Savaria Corp	182
5,478	*	Schaeffler India Ltd	447
19,213		Schindler Holding AG.	3,815
6,173		Schindler Holding AG. (Registered)	1,200
2,221,817		Schneider Electric S.A.	150,709
754		Schweiter Technologies AG.	666
6,700	e	SEC Carbon Ltd	543
926,329		Seibu Holdings, Inc	16,112
117,000		Sekisui Jushi Corp	2,058
807,383	e	SembCorp Industries Ltd	1,504
637,700	e	SembCorp Marine Ltd	721
6,788	*,e	Semperit AG. Holding	77
307,467		Senior plc	743
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
437,268	*	Sensata Technologies Holding plc	$19,607
15,622	*,e	Senvion S.A.	39
107,120		Seven Network Ltd	1,071
28,521		SFS Group AG.	2,217
110,989	*,e	SGL Carbon AG.	774
150,108	*	SGSB Group Co Ltd	102
217,280		Shanghai Diesel Engine Co Ltd	119
15,600		Shanghai Electric Group Co Ltd	11
10,835,025		Shanghai Electric Group Co Ltd (Hong Kong)	3,466
1,178,180		Shanghai Highly Group Co Ltd	985
2,702,508		Shanghai Industrial Holdings Ltd	5,464
97,800		Shanghai Tunnel Engineering Co Ltd	89
89,940		Shapir Engineering and Industry Ltd	277
8,600		Shibuya Kogyo Co Ltd	276
273,682	*	Shikun & Binui Ltd	464
16,500		Shima Seiki Manufacturing Ltd	480
272,618		Shimizu Corp	2,218
93,000		Shin Zu Shing Co Ltd	254
16,200		Shinko Electric Co Ltd	196
63,200		Shinmaywa Industries Ltd	771
103,300		Shinnihon Corp	980
12,000		SHO-BOND Holdings Co Ltd	890
4,884,000	*	Shougang Concord International Enterprises Co Ltd	123
898,500		Shun TAK Holdings Ltd	282
960,097		Siemens AG.	107,148
4,692,678	*	Siemens Gamesa Renewable Energy	57,135
6,968		SIF Holding NV	93
354,501		SIG plc	495
2,727,460		Sime Darby BHD	1,584
65,825		Simpson Manufacturing Co, Inc	3,563
4,202,000		Singamas Container Holdings Ltd	561
2,011,956		Singapore Technologies Engineering Ltd	5,158
13,400		Sinko Industries Ltd	180
477,857	*	Sino Thai Engineering & Construction PCL	300
1,441,000		Sinopec Engineering Group Co Ltd	1,183
735,500	e	Sinotruk Hong Kong Ltd	1,109
140,300		Sintokogio Ltd	1,144
50,951	*	SiteOne Landscape Supply, Inc	2,816
30,921		SK C&C Co Ltd	7,215
769,080		SK Networks Co Ltd	3,582
67,084	e	Skanska AB (B Shares)	1,070
380,658		SKF AB (B Shares)	5,785
2,493,700		SKP Resources BHD	633
7,578	*,e	SLM Solutions Group AG.	78
198,880		SM Investments Corp	3,470
26,817		SMC Corp	8,074
77,711		Smiths Group plc	1,353
136,037		Snap-On, Inc	19,765
103,400		SNC-Lavalin Group, Inc	3,478
28,600		Sodick Co Ltd	179
6,877,200		Sojitz Holdings Corp	23,814
35,069	*	Solaria Energia y Medio Ambiente S.A.	159
67,039	*	Sparton Corp	1,219
70,539		Spirax-Sarco Engineering plc	5,615
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
32,040		Spirit Aerosystems Holdings, Inc (Class A)	$2,310
178,269	*	SPX Corp	4,993
366,276	*	SPX FLOW, Inc	11,142
15,369		Stabilus S.A.	967
15,899		Standex International Corp	1,068
625,505		Stanley Works	74,898
35,300	e	Star Micronics Co Ltd	478
39,738	*,e	Ste Industrielle d’Aviation Latecoere S.A.	126
205,731	*	Sterling Construction Co, Inc	2,240
11,867		Sulzer AG.	946
1,315,847		Sumitomo Corp	18,670
13,600		Sumitomo Densetsu Co Ltd	226
1,199,297		Sumitomo Heavy Industries Ltd	35,561
1,378,740		Sumitomo Mitsui Construction C	8,376
35,973		Sun Hydraulics Corp	1,194
112,000	*	Sunonwealth Electric Machine Industry Co Ltd	136
123,491	*,e	Sunrun, Inc	1,345
1,681,822		Sunway Construction Group BHD	541
2,444,500	*,†,e,m	Superb Summit International Group Ltd	31
64,400		Suzhou Gold Mantis Construction Decoration Co Ltd	76
1,629,151	*	Suzlon Energy Ltd	126
61,419		Sweco AB (B Shares)	1,368
63,300		Tadano Ltd	573
350,920		Taeyoung Engineering & Construction	3,564
16,100		Taihei Dengyo Kaisha Ltd	359
14,800		Taikisha Ltd	394
142,679		Taisei Corp	6,111
639,670	*	Taiwan Glass Industrial Corp	269
192,093		Takamatsu Corp	4,828
21,964		Takara Standard Co Ltd	329
135,600		Takasago Thermal Engineering Co Ltd	2,207
35,500		Takeuchi Manufacturing Co Ltd	543
43,100		Takuma Co Ltd	540
53,834	*,g	Talgo S.A.	330
20,957	e	Tarkett S.A.	421
24,800		Tatsuta Electric Wire and Cable Co Ltd	108
98,900		TBEA Co Ltd	98
1,186,000		Teco Electric and Machinery Co Ltd	675
10,500		Teikoku Sen-I Co Ltd	208
461,103		Tekfen Holding AS	1,801
66,700		Tekken Corp	1,547
67,181	*	Teledyne Technologies, Inc	13,911
21,778		Tennant Co	1,135
4,535,772	a	Terex Corp	125,051
35,305	*	Textainer Group Holdings Ltd	352
2,166,955		Textron, Inc	99,658
110,673		Thales S.A.	12,933
36,180		Thermax Ltd	580
187,032	*	Thermon Group Holdings	3,793
98,492		THK Co Ltd	1,840
611,335		Thoresen Thai Agencies PCL	98
28,058		Timken Co	1,047
9,862	*	Timken India Ltd	82
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
308,092		Titan International, Inc	$1,436
124,786	*	Titan Machinery, Inc	1,641
642,000		TK Group Holdings Ltd	348
31,876		TKH Group NV	1,482
8,400	e	Toa Corp/Tokyo	101
42,000		Tocalo Co Ltd	322
165,900		Toda Corp	1,034
14,700		Toenec Corp	386
169,900		Tokai Corp	1,347
723,160		Tokyu Construction Co Ltd	6,534
36,341		Toro Co	2,031
72,993		Toromont Industries Ltd	2,901
256,044	*	Toshiba Corp	7,230
13,392		Toshiba Machine Co Ltd	238
31,600		Toshiba Plant Systems & Services Corp	582
15,500		Totetsu Kogyo Co Ltd	429
21,996		Toto Ltd	761
467,800		Toyo Construction Co Ltd	1,609
15,299	*,e	Toyo Engineering Corp	89
6,200		Toyo Tanso Co Ltd	123
291,636		Toyota Tsusho Corp	8,569
20,708	*	TPI Composites, Inc	509
3,154,581		Trakya Cam Sanayi AS	1,805
162,302	*	TransDigm Group, Inc	55,192
2,089,901		Travis Perkins plc	28,492
175,393		Trelleborg AB (B Shares)	2,763
110,805		Trencor Ltd	220
75,304	*	Trex Co, Inc	4,470
94,283	*	Trimas Corp	2,573
67,792		Trinity Industries, Inc	1,396
129,373		Triton International Ltd	4,020
716,103		Triumph Group, Inc	8,235
8,456		Troax Group AB	243
25,800		Trusco Nakayama Corp	680
25,600	e	Tsubaki Nakashima Co Ltd	377
79,800		Tsubakimoto Chain Co	2,610
59,100		Tsugami Corp	343
14,700		Tsukishima Kikai Co Ltd	170
10,000		Tsurumi Manufacturing Co Ltd	175
6,498,365		Turk Sise ve Cam Fabrikalari AS	6,959
9,945		Turk Traktor ve Ziraat Makineleri AS	66
47,451	*	Tutor Perini Corp	758
25,051	*	Twin Disc, Inc	370
371,300		UEM Edgenta BHD	245
45,465	e	Ultra Electronics Holdings	753
5,000		Union Tool Co	133
370,300		Unique Engineering & Construction PCL	109
240,200		United Engineers Ltd	446
496,800		United Integrated Services Co Ltd	1,450
416,038	*	United Rentals, Inc	42,656
515,507		United Technologies Corp	54,891
187,196	*,e	Univar, Inc	3,321
290,207		Universal Forest Products, Inc	7,534
35,182		Uponor Oyj	348
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
48,057		USG Corp	$2,050
407,300		Ushio, Inc	4,315
355,999		Valmet Corp	7,333
43,885		Valmont Industries, Inc	4,869
9,009	*	Varta AG.	257
16,813	g	VAT Group AG.	1,480
142,257	*	Vectrus, Inc	3,070
134,411		Veidekke ASA	1,505
15,422	*	Veritiv Corp	385
58,849		Vestas Wind Systems AS	4,455
141,022		Vesuvius plc	910
57,042		V-Guard Industries Ltd	186
22,357	*	Vicor Corp	845
1,092,413		Vinci S.A.	89,831
59,977	*,e	Vivint Solar, Inc	229
58,470	*	Voltas Ltd	463
36,995		Voltronic Power Technology Corp	646
1,620,831		Volvo AB (B Shares)	21,223
5,236		Vossloh AG.	255
573,070		W.W. Grainger, Inc	161,812
84,391		Wabash National Corp	1,104
102,009	*	WABCO Holdings, Inc	10,950
34,068	e	Wabtec Corp	2,393
44,914		Wacker Construction Equipment AG.	848
61,422		Wajax Income Fund	746
22,100		Wakita & Co Ltd	225
12,669,000		Walsin Lihwa Corp	6,921
159,073		Wartsila Oyj (B Shares)	2,539
7,238		Washtec AG.	501
57,964		Watsco, Inc	8,065
121,095		Watts Water Technologies, Inc (Class A)	7,814
654,761		WCT Berhad	107
695,533		Weg S.A.	3,145
2,643,284		Weichai Power Co Ltd	3,026
205,300		Weichai Power Co Ltd (Class A)	231
1,385,027		Weir Group plc	22,935
5,847,867	*	Welbilt, Inc	64,970
71,977	*	Wesco Aircraft Holdings, Inc	569
623,407	*	WESCO International, Inc	29,924
3,469	*	Willis Lease Finance Corp	120
50,025	*	Willscot Corp	471
147,536		Wilson Bayly Holmes-Ovcon Ltd	1,356
68,320		Woodward Governor Co	5,075
77,573		WSP Global, Inc	3,334
312,200		XCMG Construction Machinery Co Ltd	147
64,100		Xiamen C & D, Inc	66
67,900		Xinjiang Goldwind Science & Technology Co Ltd	99
767,000		Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	678
89,112		Xxentria Technology Materials Corp	194
61,785		Xylem, Inc	4,122
10,071		Y G-1 Co Ltd	84
77,700		Yahagi Construction Co Ltd	496
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
158,500		YAMABIKO Corp	$1,469
19,200	e	Yamashin-Filter Corp	110
42,600		Yamazen Corp	399
6,543,818		Yangzijiang Shipbuilding	6,013
64,454		Yazicilar Holding AS	125
102,486	e	YIT Oyj	600
23,000		Yokogawa Bridge Holdings Corp	342
51,300		Yuasa Trading Co Ltd	1,466
260,000		Yungtay Engineering Co Ltd	500
85,900		Yurtec Corp	667
12,100		Yushin Precision Equipment Co Ltd	93
27,047	*	Yuyang DNU Co Ltd	177
124,412		Zardoya Otis S.A.	885
6,926		Zehnder Group AG.	236
63,000		Zhejiang Chint Electrics Co Ltd	223
805,400		Zhengzhou Coal Mining Machinery Group Co Ltd	382
18,500		Zhengzhou Yutong Bus Co Ltd	32
540,541		Zhuzhou CSR Times Electric Co Ltd	3,001
273,600		Zoomlion Heavy Industry Science and Technology Co Ltd	142
17,794	*,e	Zumtobel AG.	145
		TOTAL CAPITAL GOODS	7,615,077

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
27,800	*	51job, Inc (ADR)	1,736
122,205		ABM Industries, Inc	3,924
208,258	*	Acacia Research (Acacia Technologies)	621
262,177		ACCO Brands Corp	1,778
215,549		Adecco S.A.	10,131
316,085	e	ADT, Inc	1,900
318,206	*	Advanced Disposal Services, Inc	7,618
13,900		Aeon Delight Co Ltd	464
114,932	e	AF AB	2,069
163,446	e	Aggreko plc	1,524
7,073		Akka Technologies S.A.	358
1,981,607		ALS Ltd	9,468
11,700		Altech Corp	178
14,885		Amadeus Fire AG	1,392
48,427		American Banknote S.A.	225
100,888		Applus Services S.A.	1,119
5,557		Assystem	172
1,285,446		Babcock International Group	8,018
8,965		Barrett Business Services, Inc	513
7,900	e	BayCurrent Consulting, Inc	165
19,800		Bell System24 Holdings, Inc	232
18,500	e	Benefit One, Inc	569
3,790		Bertrandt AG.	298
9,826		BG Staffing, Inc	203
149,105	g	Biffa plc	372
19,579		Bilfinger Berger AG.	572
304,269	e	Bingo Industries Ltd	398
303,297	*	Blue Label Telecoms Ltd	115
238,415		Brady Corp (Class A)	10,362
1,135,233		Brambles Ltd	8,122
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
481,772	g	Bravida Holding AB	$3,341
33,527	*	BrightView Holdings, Inc	342
68,838		Brink’s Co	4,450
12,050	e	Brunel International NV	151
243,381		Bureau Veritas S.A.	4,959
1,061,200		Capita Group plc	1,521
3,782,000	*,e	Capital Environment Holdings Ltd	83
125,397	*	Casella Waste Systems, Inc (Class A)	3,573
59,153	*,e	Caverion Corp	346
271,290	*	CBIZ, Inc	5,344
71,619	*	Ceco Environmental Corp	483
4,200		Central Security Patrols Co Ltd	188
3,955		Cewe Color Holding AG.	281
10,025	*	Charah Solutions, Inc	84
3,108,451		China Everbright International Ltd	2,786
239,002	*	Cimpress NV	24,718
143,708		Cintas Corp	24,142
132,308	*	Clean Harbors, Inc	6,529
71,000		Cleanaway Co Ltd	384
5,478,760		Cleanaway Waste Management Ltd	6,425
2,132		Compx International, Inc	29
332,469	*	Copart, Inc	15,885
71,466	*	CoStar Group, Inc	24,108
5,206,000	*	Country Garden Services Holdings Co Ltd	8,242
149,677		Covanta Holding Corp	2,009
40,618		CRA International, Inc	1,728
67,105		Dai Nippon Printing Co Ltd	1,401
23,900		Daiseki Co Ltd	494
255,800		De La Rue plc	1,380
133,337		Deluxe Corp	5,125
75,020		Derichebourg	343
756,091		Downer EDI Ltd	3,602
87,410		Dun & Bradstreet Corp	12,477
26,898		Duskin Co Ltd	588
272,000	*,e	Dynagreen Environmental Protection Group Co Ltd	111
1,361,552		Edenred	50,145
27,021	e	Elanders AB	265
123,130		Elis S.A.	2,053
48,500		en-japan, Inc	1,501
32,749		Ennis, Inc	630
217,662		Equifax, Inc	20,271
49,660		Essendant, Inc	625
2,575,500		Experian Group Ltd	62,435
84,649		Exponent, Inc	4,293
12,431	e	Fila S.p.A	192
13,053		Forrester Research, Inc	583
12,785	*	Franklin Covey Co	286
48,064	*	FTI Consulting, Inc	3,203
55,400		Fullcast Co Ltd	904
23,550		Funai Soken Holdings, Inc	352
4,642		GL Events	92
16,665	*	GP Strategies Corp	210
1,486,000		Greentown Service Group Co Ltd	1,138
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,473,068		Group 4 Securicor plc	$3,718
7,895		Groupe CRIT	479
3,858,036		Hays plc	6,887
93,801	e	Healthcare Services Group	3,769
233,173		Heidrick & Struggles International, Inc	7,273
74,615	*	Heritage-Crystal Clean, Inc	1,717
98,540		Herman Miller, Inc	2,981
21,871		HLB Life Science CO Ltd	337
55,048		HNI Corp	1,950
606,300		HomeServe plc	6,697
27,883	*	Huron Consulting Group, Inc	1,431
31,211		ICF International, Inc	2,022
887,953	*	IHS Markit Ltd	42,595
4,477	*	Indiabulls Wholesale Service	24
57,758	*	Innerworkings, Inc	216
198,716		Insperity, Inc	18,552
268,803		Interface, Inc	3,830
205,859		Intertek Group plc	12,599
48,708	g	Intertrust NV	818
49,496	e	Intrum Justitia AB	1,150
123,280		IPH Ltd	470
63,000	e	IR Japan Holdings Ltd	687
149,428		ISS A.S.	4,184
23,700		Itoki Corp	129
428,976		IWG plc	1,141
8,400		JAC Recruitment Co Ltd	143
12,500	e	Japan Elevator Service Holdings Co Ltd	186
248,505		KAR Auction Services, Inc	11,859
20,000		KD Holding Corp	112
82,097		Kelly Services, Inc (Class A)	1,681
14,296		KEPCO Plant Service & Engineering Co Ltd	425
180,766		Kforce, Inc	5,589
213,706		Kimball International, Inc (Class B)	3,032
127,029		Knoll, Inc	2,093
210,000		Kokuyo Co Ltd	3,067
185,230		Korn/Ferry International	7,324
19,900		Link And Motivation, Inc	153
192,160		Loomis AB	6,194
43,708		LSC Communications, Inc	306
171,348		Manpower, Inc	11,103
31,862		Matsuda Sangyo Co Ltd	422
57,090		Matthews International Corp (Class A)	2,319
105,256		McGrath RentCorp	5,419
46,022		McMillan Shakespeare Ltd	451
18,700		Meitec Corp	759
1,790,134		Michael Page International plc	10,283
166,465	*	Mistras Group, Inc	2,394
1,082,969	e	Mitie Group	1,527
23,144		Mitsubishi Pencil Co Ltd	458
96,975		Mobile Mini, Inc	3,079
40,221	e	Morneau Sobeco Income Fund	738
25,700		Moshi Moshi Hotline, Inc	210
43,349		MSA Safety, Inc	4,087
18,153		Multi-Color Corp	637
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
53,173		Navigant Consulting, Inc	$1,279
20,934		NICE Information Service Co Ltd	205
6,800		Nichiban Co Ltd	117
621,104		Nielsen NV	14,490
88,600		Nihon M&A Center, Inc	1,783
11,400		Nippon Kanzai Co Ltd	198
121,300		Nippon Parking Development Co Ltd	157
10,872	*	NL Industries, Inc	38
25,000		Nomura Co Ltd	573
129,000		Okamura Corp	1,665
92,554	*	On Assignment, Inc	5,044
68,400	e	Outsourcing, Inc	654
14,668		Oyo Corp	149
81,900		Park24 Co Ltd	1,804
10,500		Pasona Group, Inc	107
37,100		Pilot Corp	1,794
237,814		Pitney Bowes, Inc	1,405
31,200		Prestige International, Inc	338
176,556		Prosegur Cia de Seguridad S.A.	894
85,775	e	Quad Graphics, Inc	1,057
45,643	*,g	Quess Corp Ltd	432
103,400	*,e	Raksul, Inc	2,242
117,399		Randstad Holdings NV	5,383
286,000	*,e	Realord Group Holdings Ltd	184
1,636,378		Recruit Holdings Co Ltd	39,533
2,029,519		RELX plc	41,758
1,565,810		RELX plc (London)	32,288
2,256,928		Rentokil Initial plc	9,709
622,666		Republic Services, Inc	44,888
46,067		Resources Connection, Inc	654
70,316		Restore plc	290
82,609		Ritchie Bros Auctioneers, Inc	2,702
384,410		Robert Half International, Inc	21,988
285,778		Rollins, Inc	10,317
146,311		RPS Group plc	254
104,038		RR Donnelley & Sons Co	412
110,639	e	RWS Holdings plc	676
17,242		S1 Corp (Korea)	1,549
17,052		Sato Corp	405
175,710		Secom Co Ltd	14,575
306,814		Securitas AB (B Shares)	4,943
578,210		Seek Ltd	6,898
696,324	*	Serco Group plc	848
237,054		SG Fleet Group Ltd	510
6,237		SGS S.A.	14,040
100,500	*,†,m	Shanghai Youngsun Investment C	80
521,304		Shanks Group plc	219
197,886		SmartGroup Corp Ltd	1,239
41,200		SMS Co Ltd	652
27,578		Societe BIC S.A.	2,817
49,100		Sohgo Security Services Co Ltd	2,294
113,909	*	SP Plus Corp	3,365
75,240	e	SPIE S.A.	999
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
43,743		Sporton International, Inc	$202
21,699		Staffline Group plc	343
70,820	e	Stantec, Inc	1,552
108,093		Steelcase, Inc (Class A)	1,603
173,366	*	Stericycle, Inc	6,361
51,000		Sunny Friend Environmental Technology Co Ltd	336
4,765		Synergie S.A	133
79,526		Systemax, Inc	1,900
173,660		Taiwan Secom Co Ltd	499
285,020		Taiwan-Sogo Shinkong Security Corp	356
90,000	e	Takeei Corp	520
20,200		Tanseisha Co Ltd	199
38,393	*,e	Team, Inc	562
11,385	*	TeamLease Services Ltd	467
51,200		TechnoPro Holdings, Inc	2,103
115,084		Teleperformance	18,410
172,034		Temp Holdings Co Ltd	2,552
151,128		Tetra Tech, Inc	7,824
263,304		Thomson Reuters Corp	12,716
148,301		Tomra Systems ASA	3,340
30,400		Toppan Forms Co Ltd	239
252,334		Toppan Printing Co Ltd	3,709
11,600	e	Tosho Printing Co Ltd	72
99,297		Transcontinental, Inc	1,404
390,366		TransUnion	22,173
97,902	*	TriNet Group, Inc	4,107
50,487	*	TrueBlue, Inc	1,123
15,100		Trust Tech, Inc	378
33,300		Tus-Sound Environmental Resources Co Ltd	51
73,288		Unifirst Corp	10,485
16,000	*	United Technology Holdings Co Ltd	275
15,611	*,e	Upwork, Inc	283
27,820		US Ecology, Inc	1,752
517,482	*	Verisk Analytics, Inc	56,426
24,640		Viad Corp	1,234
12,088		VSE Corp	362
50,308	*	WageWorks, Inc	1,366
433,000		Waste Connections, Inc	32,150
1,471,151		Waste Management, Inc	130,918
6,000		WDB Holdings Co Ltd	130
10,547	*	Willdan Group, Inc	369
253,626		Wolters Kluwer NV	14,915
10,000		World Holdings Co Ltd	195
7,100		YAMADA Consulting Group Co Ltd	108
26,800		Yumeshin Holdings Co Ltd	193
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,252,441

CONSUMER DURABLES & APPAREL - 1.9%
560,000		361 Degrees International Ltd	116
13,820		Accell Group	298
51,505		Acushnet Holdings Corp	1,085
262,654		Adidas-Salomon AG.	54,892
59,837		Aksa Akrilik Kimya Sanayii	84
105,000		Alpargatas S.A.	461
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
307,700		Alpine Electronics, Inc	$6,245
399,446		Amer Sports Oyj (A Shares)	17,561
88,607	*	American Outdoor Brands Corp	1,139
534,157	*	AmTRAN Technology Co Ltd	196
2,774,235		Anta Sports Products Ltd	13,281
7,976		Aquafil S.p.A	82
169,979		Arcelik AS	506
38,900		Arezzo Industria e Comercio S.A.	552
36,708	*	Aritzia, Inc	441
80,003	*	Arvind Ltd	112
113,837	e	Asics Corp	1,446
70,683	*	Bajaj Electricals Ltd	510
24,672	*	Bang & Olufsen AS (B Shares)	338
971,751		Barratt Developments plc	5,732
22,384		Bassett Furniture Industries, Inc	449
18,203		Bata India Ltd	296
42,715	*	Beazer Homes USA, Inc	405
321,751		Bellway plc	10,323
61,105		Beneteau S.A.	804
141,067		Berkeley Group Holdings plc	6,257
254,000	e	Best Pacific International Holdings Ltd	64
200,500	g	Bestway Global Holding, Inc	87
186,974		Bonava AB	2,408
15,666,000		Bosideng International Holdings Ltd	2,961
92,831		Bovis Homes Group plc	1,019
59,984		Breville Group Ltd	451
296,296	e	BRP, Inc	7,686
604,714		BRP, Inc (Toronto)	15,654
25,395		Brunello Cucinelli S.p.A	876
43,997		Brunswick Corp	2,044
307,377		Burberry Group plc	6,750
1,887,573	*	Cairn Homes plc	2,331
5,552,409	*	Cairn Homes plc (London)	6,807
472,155		Callaway Golf Co	7,224
51,899	*,e	Canada Goose Holdings, Inc	2,269
85,624		Carter’s, Inc	6,989
26,115	e	Casio Computer Co Ltd	310
32,065	*	Cavco Industries, Inc	4,181
14,417		CCC S.A.	748
34,983	*	Century Communities, Inc	604
10,493		Chargeurs S.A.	202
2,608,400		China Dongxiang Group Co	399
900,000		China Lilang Ltd	756
11,600		Chofu Seisakusho Co Ltd	221
336		Christian Dior S.A.	129
441,600		Cia Hering	3,328
604,730		Cie Financiere Richemont S.A.	38,998
810,000		Citychamp Watch & Jewellery Group Ltd	169
13,600		Clarion Co Ltd	308
34,023		Clarus Corp	344
8,000		Cleanup Corp	47
901,491		Coats Group plc	936
88,641		Columbia Sportswear Co	7,454
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,462,700	e	Consorcio ARA, S.A. de C.V.	$379
7,600		Corona Corp	74
394,000	e,g	Cosmo Lady China Holdings Co Ltd	139
780,492	g	Countryside Properties plc	3,028
163,138		Crest Nicholson Holdings plc	683
235,061	*	CROCS, Inc	6,107
222,047	*	Crompton Greaves Consumer Electricals Ltd	725
358,500	g	Crystal International Group Ltd	182
11,936		Cuckoo Electronics Co Ltd	1,268
15,420		Culp, Inc	291
2,173,800		Cyrela Brazil Realty S.A.	8,666
180,058	*	Deckers Outdoor Corp	23,038
96,224		De’Longhi S.p.A.	2,438
4,939		Delta-Galil Industries Ltd	122
21,990	e	Descente Ltd	360
160,893		DFS Furniture plc	373
16,858		Dorel Industries, Inc (Class B)	218
723,971		DR Horton, Inc	25,093
202,413		Eclat Textile Co Ltd	2,289
1,185,609		Electrolux AB (Series B)	24,991
13,618		Escalade, Inc	156
17,300	e	ES-Con Japan Ltd	102
241,518	e	Essilor International S.A.	30,614
30,313		Ethan Allen Interiors, Inc	533
125,135		Ez Tec Empreendimentos e Participacoes S.A.	807
34,484		F&F Co Ltd	1,241
1,569,672		Feng TAY Enterprise Co Ltd	8,966
6,600	e	Fields Corp	46
43,410		Fila Korea Ltd	2,097
9,248		Flexsteel Industries, Inc	204
962		Forbo Holding AG.	1,354
2,563,852		Formosa Taffeta Co Ltd	2,884
62,634		Forus S.A.	172
185,092	*	Fossil Group, Inc	2,912
32,191		Foster Electric Co Ltd	371
14,400		France Bed Holdings Co Ltd	118
339,999	*,e	Fuguiniao Co Ltd	0	^
46,000		Fujibo Holdings Inc	1,037
72,700		Fujitsu General Ltd	934
181,417		Games Workshop Group plc	7,021
194,752		Garmin Ltd	12,332
46,924	e	Geox S.p.A.	63
541,439		Giant Manufacturing Co Ltd	2,541
113,778	*	G-III Apparel Group Ltd	3,173
358,080		Gildan Activewear, Inc	10,869
2,483,504	g	Glenveagh Properties plc	2,009
2,700,000	g	Glenveagh Properties plc (London)	2,119
16,934,000	*,e	Global Brands Group Holding Ltd	767
7,300	e	Goldwin, Inc	784
554,000		Goodbaby International Holding	174
147,215	*,e	GoPro, Inc	624
68,000	*	Gree Electric Appliances, Inc of Zhuhai	355
33,256	*	Green Brick Partners, Inc	241
172,800		Grendene S.A.	365
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,200		Guararapes Confeccoes S.A.	$218
45,000		Gunze Ltd	1,698
1,425,944		Haier Electronics Group Co Ltd	3,507
9,095		Hamilton Beach Brands Holding Co	213
16,830		Handsome Co Ltd	547
2,559,812		Hanesbrands, Inc	32,074
1,179,200		Hangzhou Robam Appliances Co Ltd	3,486
9,387		Hansae Co Ltd	167
6,768		Hanssem Co Ltd	410
46,535		Hasbro, Inc	3,781
1,548,100		Haseko Corp	16,211
22,200		Heilan Home Co Ltd	27
35,000		Heiwa Corp	713
80,572	*	Helen of Troy Ltd	10,569
24,654	*,†	Hellenic Duty Free Shops S.A.	0	^
25,736,000	*,e	HengTen Networks Group Ltd	783
16,216		Hermes International	9,009
5,000		Hinokiya Group Co Ltd	96
3,271		Hitachi Home & Life Solutions India Ltd	85
47,194	*	HLB, Inc	3,394
101,437		Hooker Furniture Corp	2,672
466,000	*,†	Hosa International Ltd	9
171,978	*	Hovnanian Enterprises, Inc (Class A)	118
25,575		HS Industries Co Ltd	157
14,036		Hugo Boss AG.	865
377,352		Husqvarna AB (B Shares)	2,801
12,725	e	Hwaseung Enterprise Co Ltd	122
1,350	*	Hyosung TNC Co Ltd	223
7,925		Hyundai Livart Furniture Co Ltd	143
6,510	*	IFB Industries Ltd	79
84,683	e	IG Design Group PLC	621
304,925		Iida Group Holdings Co Ltd	5,282
28,532	*	Installed Building Products Inc	961
34,162	*,e	iRobot Corp	2,861
30,300		Japan Wool Textile Co Ltd	228
31,299	*	Jinshan Development & Construction Co Ltd	17
138,037	e	JM AB	2,704
572,500		JNBY Design Ltd	802
17,030		Johnson Outdoors, Inc	1,000
1,462,500		JVC KENWOOD Holdings, Inc	3,156
490,000		Kasen International Holdings Ltd	218
66,205		Kaufman & Broad S.A.	2,533
427,226		KB Home	8,160
3,768,000		Kinpo Electronics	1,237
39,956		KMC Kuei Meng International In	127
286,000		Konka Group Co Ltd	81
6,122	*	KPR Mill Ltd	49
45,700		Kurabo Industries Ltd	1,033
25,894	*	LA Opala RG Ltd	82
75,517		La-Z-Boy, Inc	2,093
3,797,776		Lealea Enterprise Co Ltd	1,220
14,800	e	LEC, Inc	221
270,878		Leggett & Platt, Inc	9,708
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
62,222		Lennar Corp (B Shares)	$1,949
807,565		Lennar Corp (Class A)	31,616
90,624		LG Electronics, Inc	5,082
54,795		LG Fashion Corp	1,218
23,061	*,e	LGI Homes, Inc	1,043
1,214,520	*	Li Ning Co Ltd	1,305
32,467		Lifetime Brands, Inc	326
5,343	*,e	Lovesac Co	123
2,268		LPP S.A.	4,768
432,371	*	Lululemon Athletica, Inc	52,581
948,724		Luthai Textile Co Ltd	1,123
30,000		Luxottica Group S.p.A.	1,777
324,215		LVMH Moet Hennessy Louis Vuitton S.A.	94,922
78,914	*	M/I Homes, Inc	1,659
393,735		Makalot Industrial Co Ltd	2,171
176,888	*	Malibu Boats Inc	6,156
978,000		Man Wah Holdings Ltd	393
6,442	*,†	Mariella Burani S.p.A.	0
24,621		Marine Products Corp	416
7,300		Mars Engineering Corp	146
188,078	*	MasterCraft Boat Holdings, Inc	3,517
979,642	*,e	Mattel, Inc	9,787
24,270	g	Mavi Giyim Sanayi Ve Ticaret AS.	148
52,784		Maytronics Ltd	302
272,000		MC Group PCL	91
282,642	g	McCarthy & Stone plc	500
123,186		MDC Holdings, Inc	3,463
131,000		Merida Industry Co Ltd	587
113,343	*	Meritage Homes Corp	4,162
659,215	*	Michael Kors Holdings Ltd	24,997
55,700		Midea Group Co Ltd	301
11,500		Misawa Homes Co Ltd	78
10,800		Mizuno Corp	229
123,570	*	Mohawk Industries, Inc	14,453
431,934		Moncler S.p.A	14,374
178,124		Movado Group, Inc	5,632
1,794,265		MRV Engenharia e Participacoes S.A.	5,710
3,717		Nacco Industries, Inc (Class A)	126
227,854		Namco Bandai Holdings, Inc	10,230
28,000		Nan Liu Enterprise Co Ltd	142
39,553	*	Nautilus, Inc	431
50,070	*,g	Neinor Homes S.A.	745
14,106	*,e	New Home Co Inc	74
139,600		New Wave Group AB (B Shares)	747
1,089,984		Newell Rubbermaid, Inc	20,263
265,000		Nien Made Enterprise Co Ltd	2,030
3,123,256		Nike, Inc (Class B)	231,558
292,124		Nikon Corp	4,351
619,400		Nishat Mills Ltd	565
75,514		Nobia AB	421
20,977	*	NVR, Inc	51,121
362,431		Onward Kashiyama Co Ltd	1,948
900		Oppein Home Group, Inc	10
830,835		Oriental Weavers	485
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
128,567	*,e,g	OVS S.p.A	$161
21,177		Oxford Industries, Inc	1,504
345,000	e,g	Ozner Water International Holding Ltd	77
3,839,778		Pacific Textile Holdings Ltd	3,412
5,331		Page Industries Ltd	1,926
75,200		Paiho Shih Holdings Corp	99
1,002,835		Panasonic Corp	9,009
37,866		Pandora AS	1,546
402,000	*,†	Peace Mark Holdings Ltd	0
464,395		Persimmon plc	11,436
217,416	*	Peter England Fashions and Retail Ltd	630
152,349		Photo-Me International plc	173
20,656	m	PIK Group (GDR)	111
220,800	*,e	Pioneer Corp	128
81,048,570		Playmates Holdings Ltd	10,557
82,689		Polaris Industries, Inc	6,341
2,142,341		Pou Chen Corp	2,269
12,337,226		Prada S.p.A	40,708
500,400		Pressance Corp	5,946
70,098,500		PT Sri Rejeki Isman Tbk	1,751
844,833		Pulte Homes, Inc	21,957
19,060		Puma AG. Rudolf Dassler Sport	9,325
8,073	*,e,m	Purple Innovation, Inc	48
322,892	n	PVH Corp	30,013
250,000	e	Q Technology Group Co Ltd	142
77,000		Qingdao Haier Co Ltd	156
37,000		Quang Viet Enterprise Co Ltd	126
199,367	*	Rajesh Exports Ltd	1,630
69,145		Ralph Lauren Corp	7,154
60,639		Raymond Ltd	733
1,435,063		Redrow plc	8,989
240,000	g	Regina Miracle International Holdings Ltd	186
27,144		Rinnai Corp	1,787
8,207		Rocky Brands, Inc	213
322,011	*,e	Roku, Inc	9,866
465,000	*	Roo Hsing Co Ltd	218
364,173		Ruentex Industries Ltd	931
33,024		Salvatore Ferragamo Italia S.p.A	668
2,855,977	g	Samsonite International	8,113
31,500		Sangetsu Co Ltd	573
122,621		Sankyo Co Ltd	4,663
20,039		SEB S.A.	2,590
38,604		Sega Sammy Holdings, Inc	538
70,000		Seiko Holdings Corp	1,344
715,030		Seiren Co Ltd	11,595
407,716		Sekisui Chemical Co Ltd	6,061
1,208,635		Sekisui House Ltd	17,749
79,956		Sharp Corp	801
1,263,124		Shenzhou International Group Holdings Ltd	14,356
31,245		Shimano, Inc	4,405
3,648		Sioen Industries NV	95
58,606	*	Skechers U.S.A., Inc (Class A)	1,341
199,214		Skyline Corp	2,926
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,186,000		Skyworth Digital Holdings Ltd	$256
22,266	*	Sonos, Inc	219
4,784,010		Sony Corp	230,635
637,172	*,g	Spin Master Corp	17,918
38,967		SRF Ltd	1,116
54,300		Starts Corp, Inc	1,201
111,764		Steven Madden Ltd	3,382
20,918	e	Sturm Ruger & Co, Inc	1,113
975,454		Sumitomo Forestry Co Ltd	12,770
11,114		Superior Uniform Group, Inc	196
4,496		Surteco SE	115
16,494		Swatch Group AG.	4,814
6,840		Swatch Group AG. (Registered)	396
11,307		Symphony Ltd	189
697,602		Tainan Spinning Co Ltd	271
154,600		Taiwan Paiho Ltd	249
10,500		Tamron Co Ltd	149
1,861,576		Tapestry, Inc	62,828
1,260,000	*	Tatung Co Ltd	1,061
273,376	*	Taylor Morrison Home Corp	4,347
5,367,692		Taylor Wimpey plc	9,334
451,000		TCL Multimedia Technology Holdings Ltd	173
193,485	g	Technogym S.p.A	2,076
1,762,573		Techtronic Industries Co	9,353
18,826		Ted Baker plc	372
40,878	e	Telford Homes plc	148
233,693	*	Tempur Sealy International, Inc	9,675
1,812,500		Texhong Textile Group Ltd	2,071
458,000		Texwinca Holdings Ltd	150
95,445	g	Thule Group AB	1,747
308,240		Titan Industries Ltd	4,109
6,139	e	Tod’s S.p.A.	291
5,290		Token Corp	314
372,058		Toll Brothers, Inc	12,252
362,158	*	TomTom NV	3,269
129,068		Tomy Co Ltd	1,281
95,888	*	TopBuild Corp	4,315
179,658	*	TRI Pointe Homes, Inc	1,964
37,800		TSI Holdings Co Ltd	246
165,603		Tsutsumi Jewelry Co Ltd	2,780
1,397	*	TTK Prestige Ltd	150
79,083		Tupperware Corp	2,497
114,776	*,e	Turtle Beach Corp	1,638
318,359	*,e	Under Armour, Inc	5,148
1,054,591	*,e	Under Armour, Inc (Class A)	18,635
19,830	*	Unifi, Inc	453
205,100	*	Unitika Ltd	867
17,478	*	Universal Electronics, Inc	442
25,600	*,e	Universal Entertainment Corp	746
3,870		VAN DE Velde	113
28,607	*	Vardhman Textiles Ltd	456
64,183	*	Vera Bradley, Inc	550
26,121	*	Vestel Elektronik Sanayi	27
523,236		VF Corp	37,328
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
61,173	*,e	Victoria plc	$366
22,438		VIP Industries Ltd	166
133,761	*	Vista Outdoor, Inc	1,518
65,600	*	Vulcabras Azaleia S.A.	120
33,564	*,e	Vuzix Corp	161
27,513		Wacoal Holdings Corp	712
306,500		Weiqiao Textile Co	103
526,619	*	Welspun India Ltd	451
117,593		Whirlpool Corp	12,567
36,071		Whirlpool of India Ltd	718
44,822	*	William Lyon Homes, Inc	479
370,478		Wolverine World Wide, Inc	11,815
54,811		Woongjin Coway Co Ltd	3,640
993,500		XTEP International Holdings	539
36,581		Yamaha Corp	1,556
21,292	*,e	YETI Holdings, Inc	316
10,500	e	Yondoshi Holdings, Inc	209
37,000	e	Yonex Co Ltd	199
32,049		Youngone Corp	1,104
9,616		Youngone Holdings Co Ltd	539
542,407		Yue Yuen Industrial Holdings	1,736
199,075	*	Zagg, Inc	1,947
190,764		Zeng Hsing Industrial Co Ltd	836
8,900		Zhejiang Semir Garment Co Ltd	12
26,000	e	Zojirushi Corp	228
		TOTAL CONSUMER DURABLES & APPAREL	1,997,045

CONSUMER SERVICES - 2.1%
9,600	*,e	500.com Ltd (ADR)	73
231,956		888 Holdings plc	517
443,477		AA plc	424
54,968	*,g	AcadeMedia AB	243
2,896,507		Accor S.A.	123,172
14,953,900		Accordia Golf Trust	5,554
97,212	*	Adtalem Global Education, Inc	4,600
1,500		Adventure, Inc	91
301,833		Advtech Ltd	315
3,900		Aeon Fantasy Co Ltd	96
330,000		Ajisen China Holdings Ltd	92
376,400	e	Alsea SAB de C.V.	980
70,906	*	American Public Education, Inc	2,018
791,905		ARAMARK Holdings Corp	22,941
12,100		ARCLAND SERVICE Co Ltd	237
6,222,796		Arcos Dorados Holdings, Inc	49,160
266,985	e	Ardent Leisure Group Ltd	278
689,296		Aristocrat Leisure Ltd	10,611
60,000		Atom Corp	517
80,795		Autogrill S.p.A.	682
39,622	*,g	Basic-Fit NV	1,178
145,713		BBX Capital Corp	835
1,153,822	*	Belmond Ltd.	28,880
64,425		Benesse Holdings Inc	1,639
1,931,700		Berjaya Sports Toto BHD	986
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,793		bet-at-home.com AG.	$303
844,911		Betsson AB	6,988
154	*	Biglari Holdings, Inc (A Shares)	91
7,506	*	Biglari Holdings, Inc (B Shares)	853
49,632		BJ’s Restaurants, Inc	2,510
76,100	*	BK Brasil Operacao e Assessoria a Restaurantes S.A.	406
2,425,000		Bloomberry Resorts Corp	434
803,318		Bloomin’ Brands, Inc	14,371
10,804	e	Bluegreen Vacations Corp	140
25,667	*	Bojangles’, Inc	413
152,239		Boyd Gaming Corp	3,164
101,704	*	Bright Horizons Family Solutions	11,335
49,364	e	Brinker International, Inc	2,171
7,000	e	BRONCO BILLY Co Ltd	173
266,129	*,e	Caesars Entertainment Corp	1,807
234,000		Cafe de Coral Holdings Ltd	567
385,027	*	Career Education Corp	4,397
1,229,421		Carnival Corp	60,610
48,704		Carnival plc	2,339
187,937		Carriage Services, Inc	2,913
446,198	*	Carrols Restaurant Group, Inc	4,391
38,688	*	Century Casinos, Inc	286
54,218	e	Cheesecake Factory	2,359
138,229	*	Chegg, Inc	3,928
38,272	*	Cherry AB	376
37,900		China International Travel Service Corp Ltd	333
940,000		China Maple Leaf Educational Systems Ltd	419
277,000	g	China New Higher Education Group Ltd	121
2,990,000		China Travel International Inv HK	798
732,640	g	China Yuhua Education Corp Ltd	297
79,565	*	Chipotle Mexican Grill, Inc (Class A)	34,355
12,800		Choice Hotels International, Inc	916
14,944		Churchill Downs, Inc	3,645
21,363	*	Chuy’s Holdings, Inc	379
7,433		Cie des Alpes	210
53,550		City Lodge Hotels Ltd	469
68,749		Collins Foods Ltd	299
35,700	e	Colowide Co Ltd	744
995,933		Compass Group plc	20,959
55,358	e	Corporate Travel Management Ltd	836
102,189		Cox & Kings India Ltd	243
24,703	e	Cracker Barrel Old Country Store, Inc	3,949
25,700		Create Restaurants Holdings, Inc	275
465,153		Crown Resorts Ltd	3,887
110,048	*,e	Curro Holdings Ltd	195
98,500		CVC Brasil Operadora e Agencia de Viagens S.A.	1,553
212,343		Dadi Early-Childhood Education Group Ltd	1,400
953		Daekyo Co Ltd	6
99,000		Dahan Development Corp	181
4,200	e	Daisyo Corp	59
137,144		Dalata Hotel Group plc	744
200,734		Darden Restaurants, Inc	20,045
93,390		Dave & Buster’s Entertainment, Inc	4,161
44,309	*	Del Frisco’s Restaurant Group, Inc	317
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
40,957	*	Del Taco Restaurants, Inc	$409
178,660	*	Denny’s Corp	2,896
140,679		Dignity plc	1,250
22,967	e	DineEquity, Inc	1,547
6,233		DO & CO AG.	582
40,280		Domino’s Pizza Enterprises Ltd	1,154
518,773		Domino’s Pizza Group plc	1,542
62,861		Domino’s Pizza, Inc	15,589
11,800,000	*	Donaco International Ltd	756
5,989		DoubleUGames Co Ltd	322
19,900		Doutor Nichires Holdings Co Ltd	363
78,699	*	Drive Shack, Inc	309
2,163,105	*	Dubai Parks & Resorts PJSC	138
193,932		Dunkin Brands Group, Inc	12,435
1,734,800		Dynam Japan Holdings Co Ltd	2,083
102,753	*	EIH Ltd	291
137,285	*	El Pollo Loco Holdings, Inc	2,083
84,634	*	Eldorado Resorts, Inc	3,065
71,291	g	Elior Participations S.C.A	1,067
19,515	*	Emerson Pacific, Inc	328
240,000		Emperor Entertainment Hotel Ltd	45
5,197	*,e,m	Empire Resorts, Inc	53
753,488	*	Enterprise Inns plc	1,744
833,200		Erawan Group PCL	161
797,800		Estacio Participacoes S.A.	4,885
30,756	g	Evolution Gaming Group AB	1,776
2,056,021		Extended Stay America, Inc	31,868
48,000		Fairwood Holdings Ltd	161
45,542	*	Famous Brands Ltd	309
32,320	*	Fiesta Restaurant Group, Inc	501
158,087		Flight Centre Travel Group Ltd	4,781
30,990		Formosa International Hotels Corp	136
170,732	*	frontdoor, Inc	4,543
553,000		Fu Shou Yuan International Group Ltd	417
13,899		Fuji Kyuko Co Ltd	409
5,400	e	Fujita Kanko, Inc	137
262,124	e	G8 Education Ltd	523
21,300		GAEC Educacao S.A.	93
2,736,574		Galaxy Entertainment Group Ltd	17,286
28,230	*,e	Gaming Innovation Group, Inc	75
3,000		Genki Sushi Co Ltd	121
2,180,992		Genting BHD	3,218
6,052,971		Genting Singapore Ltd	4,333
1,759,078		Gold Reef Resorts Ltd	2,620
25,206	*,e	Golden Entertainment, Inc	404
61,155		Gourmet Master Co Ltd	409
8,605		Graham Holdings Co	5,512
92,247	*	Grand Canyon Education, Inc	8,869
19,451		Grand Korea Leisure Co Ltd	434
88,922	*	Great Canadian Gaming Corp	3,118
229,235		Greene King plc	1,543
167,094		Greggs plc	2,697
483,019		GVC Holdings plc	4,147
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
674,074		H&R Block, Inc	$17,101
86,905	*	Habit Restaurants, Inc	913
517,000	*,g	Haichang Holdings Ltd	104
6,224		Hana Tour Service, Inc	385
14,396		Hiday Hidaka Corp	286
42,395	*	Hilton Grand Vacations, Inc	1,119
68,741		Hilton Worldwide Holdings, Inc	4,936
22,300		HIS Co Ltd	811
498,000		Hongkong & Shanghai Hotels	706
4,628,000	*,g	Hope Education Group Co Ltd	505
245,700	*,e	Hoteles City Express SAB de C.V.	300
599,281	*	Houghton Mifflin Harcourt Co	5,310
156,875		Huangshan Tourism Development Co Ltd	190
136,500	*	Huazhu Group Ltd (ADR)	3,908
76,893		Hyatt Hotels Corp	5,198
10,800		Ichibanya Co Ltd	406
412,359		IDP Education Ltd	2,868
581,945	*	Indian Hotels Co Ltd	1,231
25,092		InterContinental Hotels Group plc	1,357
1,324,759	e	International Game Technology plc	19,381
30,134		International Speedway Corp (Class A)	1,322
81,781	e	Invocare Ltd	594
61,543	*	J Alexander’s Holdings, Inc	506
88,648		Jack in the Box, Inc	6,882
38,606	*	Jackpotjoy plc	314
934,767		Jollibee Foods Corp	5,187
81,631		Jubilant Foodworks Ltd	1,463
189,620		Jumbo Interactive Ltd	962
230,556	*	K12, Inc	5,715
30,301	*,e	Kambi Group plc	657
245,284		Kangwon Land, Inc	7,022
15,600		Kappa Create Co Ltd	196
13,100		Kisoji Co Ltd	296
8,600	*	KNT-CT Holdings Co Ltd	87
55,100		KOMEDA Holdings Co Ltd	1,085
58,500		Koshidaka Holdings Co Ltd	704
1,576,145		Kroton Educacional S.A.	3,601
9,100		Kura Corp	452
22,500		Kyoritsu Maintenance Co Ltd	984
906,652	*,†,m	Ladbrokes Coral Group plc	130
1,391,968		Las Vegas Sands Corp	72,452
337,053	*	Laureate Education, Inc	5,137
133,583	*,g	Lemon Tree Hotels Ltd	141
142,237	e,g	LeoVegas AB	637
28,074	*	Lindblad Expeditions Holdings, Inc	378
4,555		Lotte Tour Development Co Ltd	60
5,866,000		Macau Legend Development Ltd	1,018
1,430,800		Magnum BHD	675
437,700	e	Mandarin Oriental International Ltd	893
862,314		Marriott International, Inc (Class A)	93,613
84,658		Marriott Vacations Worldwide Corp	5,969
412,137		Marston’s plc	494
5,300		Matsuya Foods Co Ltd	175
1,200,000		Max’s Group, Inc	234
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,064,553		McDonald’s Corp	$366,603
54,653	e	McDonald’s Holdings Co Japan Ltd	2,322
13,000		Meiko Network Japan Co Ltd	106
4,080,044		Melco Crown Entertainment Ltd (ADR)	71,890
513,000		Melco International Development	1,040
72,752		Melia Hotels International S.A.	684
119,840	g	Merlin Entertainments plc	485
2,492,100	e	MGM China Holdings Ltd	4,160
196,118		MGM Resorts International	4,758
1		Minor International PCL (ADR)	0	^
1,856,108		Minor International PCL (Foreign)	1,940
157,719		Mitchells & Butlers plc	517
9,816		Modetour Network, Inc	212
14,303	*	Monarch Casino & Resort, Inc	546
3,300	e	Monogatari Corp	265
16,500		MOS Food Services, Inc	421
15,377		MTY Food Group, Inc	683
4,091		Nathan’s Famous, Inc	272
148,160		Navitas Ltd	529
121,276		NetEnt AB	499
144,198	*	New Oriental Education & Technology Group (ADR)	7,903
4,924		NH Hoteles S.A.	23
19,513	*,e	Noodles & Co	136
191,084	*	Norwegian Cruise Line Holdings Ltd	8,100
9,800		Ohsho Food Service Corp	646
579,249		OPAP S.A.	5,038
20,208	*	Orascom Development Holding AG.	307
189,691		Oriental Land Co Ltd	19,077
19,932		Paddy Power plc	1,636
106,112		Pandox AB	1,758
28,053	e	Papa John’s International, Inc	1,117
28,249		Paradise Co Ltd	478
48,524		Park Lawn Corp	820
1,175,063	g	Parques Reunidos Servicios Centrales SAU	14,540
38,470	†,m	Patisserie Holdings plc	105
1,701,228	*	Penn National Gaming, Inc	32,034
8,900	e	Pepper Food Service Co Ltd	232
8,200	e	PIA Corp	285
176,635	*	Planet Fitness, Inc	9,471
121,743	*	PlayAGS, Inc	2,800
198,445		Playtech Ltd	974
11,900	e	Plenus Co Ltd	206
32,595	*	Potbelly Corp	262
29,298		RCI Hospitality Holdings, Inc	654
247,020		Recipe Unlimited Corp	4,735
44,264	*	Red Lion Hotels Corp	363
16,803	*	Red Robin Gourmet Burgers, Inc	449
1,075,781		Red Rock Resorts, Inc	21,849
284,000		Regal Hotels International Holdings Ltd	190
135,577	*	Regis Corp	2,298
6,600		Renaissance, Inc	124
2,878,029		Resorts World BHD	2,101
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
54,400		Resorttrust, Inc	$797
1,080,571	e	Restaurant Brands International, Inc	56,514
200,217	e	Restaurant Brands International, Inc (Toronto)	10,460
71,715		Restaurant Brands New Zealand Ltd	402
151,410	e	Restaurant Group plc	275
74,267	*	Rezidor Hotel Group AB	344
13,200		Ringer Hut Co Ltd	276
8,900	*,e	RISE Education Cayman Ltd (ADR)	71
74,100		Riso Kyoiku Co Ltd	307
49,700		Round One Corp	510
748,114		Royal Caribbean Cruises Ltd	73,158
18,300		Royal Holdings Co Ltd	423
98,422		Ruth’s Chris Steak House, Inc	2,237
19,100		Saizeriya Co Ltd	327
2,239,295		Sands China Ltd	9,766
335,013	g	Scandic Hotels Group AB	2,957
91,676	*,e	Scientific Games Corp (Class A)	1,639
286,123	*	SeaWorld Entertainment, Inc	6,320
40,396	g	Ser Educacional S.A.	162
369,775		Service Corp International	14,887
420,888	*	ServiceMaster Global Holdings, Inc	15,463
31,095	*	Shake Shack, Inc	1,412
1,328,120		Shangri-La Asia Ltd	1,961
161,700		Shenzhen Overseas Chinese Town Co Ltd	150
1,138		Shinsegae Food Co Ltd	87
35,130		Six Flags Entertainment Corp	1,954
2,924,148		SJM Holdings Ltd	2,717
43,000	e	SkiStar AB (Series B)	1,004
1,223,836		Sky City Entertainment Group Ltd	2,919
157,500	e	Skylark Co Ltd	2,486
16,343		Sodexho Alliance S.A.	1,676
44,815	*	Sotheby’s (Class A)	1,781
16,525		Speedway Motorsports, Inc	269
1,380,819		SSP Group plc	11,398
9,500		St Marc Holdings Co Ltd	212
522,573		Star Entertainment Grp Ltd	1,679
2,199,900		Starbucks Corp	141,674
119,624	*	Stars Group, Inc	1,975
69,944		Strategic Education Inc	7,933
5,500		Studio Alice Co Ltd	115
79,675		Sun International Ltd	349
35,800		Sushiro Global Holdings Ltd	1,955
1,334,472		Tabcorp Holdings Ltd	4,034
346,326	*	TAL Education Group (ADR)	9,240
22,800	e	Tarena International, Inc (ADR)	144
74,336	g	Telepizza Group S.A.	502
86,270		Texas Roadhouse, Inc (Class A)	5,150
874,722		Thomas Cook Group plc	344
160,214		Thomas Cook India Ltd	537
4,300	*,e	TKP Corp	143
50,600		Tokyo Dome Corp	430
10,400		Tokyotokeiba Co Ltd	260
14,200	e	Toridoll.corp	233
11,500		Tosho Co Ltd	357
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
20,455	*	Town Sports International Holdings, Inc	$131
1,817,676		TUI AG. (DI)	26,125
17,500	*,e	Tuniu Corp (ADR)	85
607,751		Unibet Group plc (ADR)	5,587
143,123		Vail Resorts, Inc	30,173
11,600		Watami Co Ltd	137
153,739	*	Weight Watchers International, Inc	5,927
340,551		Wendy’s	5,316
26,529	*	Westlife Development Ltd	147
44,651		Wetherspoon (J.D.) plc	633
139,403		Whitbread plc	8,141
544,806		William Hill plc	1,077
72,951		Wingstop, Inc	4,683
410,000		Wisdom Education International Holdings Co Ltd	150
87,771		Wyndham Hotels & Resorts, Inc	3,982
24,417		Wyndham Worldwide Corp	875
1,438,761		Wynn Macau Ltd	3,132
69,624		Wynn Resorts Ltd	6,887
9,300		Yomiuri Land Co Ltd	324
42,400	e	Yoshinoya D&C Co Ltd	698
1,684,114		Yum China Holdings, Inc	56,468
1,013,554		Yum! Brands, Inc	93,166
70,900		Zensho Co Ltd	1,718
		TOTAL CONSUMER SERVICES	2,186,406

DIVERSIFIED FINANCIALS - 3.5%
660,769		3i Group plc	6,520
22,247		ABC Arbitrage	155
16,473		Ackermans & Van Haaren	2,487
395,230		Acom Co Ltd	1,286
129,200		Aeon Credit Service M BHD	478
37,970		AEON Financial Service Co Ltd	674
55,972		Affiliated Managers Group, Inc	5,454
85,587		AG Mortgage Investment Trust	1,363
162,940		AGF Management Ltd	575
5,175	*,m	AGM Group Holdings, Inc	138
1,004,068		AGNC Investment Corp	17,611
213,500	*	Aiful Corp	505
29,954		Aker ASA (A Shares)	1,601
254,461	e	Alaris Royalty Corp	3,167
521,000		Alexander Forbes Group Holdings Ltd	186
999,486		Ally Financial, Inc	22,648
811,840	*	Amanat Holdings PJSC	255
3,049,463		American Express Co	290,675
179,275		Ameriprise Financial, Inc	18,711
146,779	*,e,g	Amigo Holdings plc	526
3,284,610		AMP Ltd	5,670
334,737	g	Amundi S.A.	17,698
657,369	g	Anima Holding S.p.A	2,438
1,966,049		Annaly Capital Management, Inc	19,307
128,087		Anworth Mortgage Asset Corp	517
19,500		Anxin Trust Co Ltd	12
156,172		Apollo Commercial Real Estate Finance, Inc	2,602
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
84,112	e	Arbor Realty Trust, Inc	$847
226,273		Ares Commercial Real Estate Corp	2,951
34,522	e	Arlington Asset Investment Corp (Class A)	250
54,121		ARMOUR Residential REIT, Inc	1,109
119,477	e	Arrow Global Group plc	269
60,271		Artisan Partners Asset Management, Inc	1,333
1,171	*,e	Ashford, Inc	61
1,669,189		Ashmore Group plc	7,784
12,981	*,†,m	Asia Pacific Investment Partners Ltd	0	^
3,825	e	Associated Capital Group, Inc	135
17,565		Aurelius AG.	639
497,728		Australian Stock Exchange Ltd	21,031
19,541		Avanza AB	934
33,800		Avic Capital Co Ltd	21
2,641,717		AXA Equitable Holdings, Inc	43,932
76,548	*	Axactor SE	165
586,476		Ayala Corp	10,027
2,215	*,†,m	Ayala Corp Preferred	0	^
99,215	e	Azimut Holding S.p.A.	1,087
26,129		B. Riley Financial, Inc	371
118,386	e	B2Holding ASA	169
1,997,353		B3 S.A.-Brasil Bolsa Balcao	13,800
177,295		Bajaj Finance Ltd	6,710
143,559	g	Banca Farmafactoring S.p.A	747
173,345		Banca Generali S.p.A	3,604
28,964		Banca IFIS S.p.A.	514
169,162		Banca Mediolanum S.p.A	986
41,031		Banco Latinoamericano de Exportaciones S.A. (Class E)	710
2,687,527		Bank of New York Mellon Corp	126,502
903,986		BGC Partners, Inc (Class A)	4,674
207,235		BinckBank NV	1,445
81,252		BlackRock, Inc	31,917
961,869		Blackstone Group LP	28,673
159,726	e	Blackstone Mortgage Trust, Inc	5,089
60,980	*	Blucora, Inc	1,624
484,000	e	BOCOM International Holdings Co Ltd	92
328,700	e	Bolsa Mexicana de Valores S.A. de C.V.	560
47,317		Bolsas y Mercados Espanoles	1,318
216,598	*,e	Brait S.A.	452
494,274		Brewin Dolphin Holdings plc	2,030
382,000	e	Bright Smart Securities & Commodities Group Ltd	74
1,111,188		Brookfield Asset Management, Inc	42,585
7,474		BSE Ltd	64
207,405		BT Investment Management Ltd	1,166
65,665		Bure Equity AB	804
462,466		Burford Capital Ltd	9,756
579,350		Bursa Malaysia BHD	958
304,941		Canaccord Financial, Inc	1,289
220,956	*	Cannae Holdings, Inc	3,783
788,326		Capital One Financial Corp	59,590
1,115,990		Capital Securities Corp	325
121,168		Capstead Mortgage Corp	808
175,427		CBOE Holdings, Inc	17,162
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
54,941		Cembra Money Bank AG.	$4,359
109,800		Century Leasing System, Inc	4,836
127,354		Cerved Information Solutions S.p.A	1,047
3,095,028		Chailease Holding Co Ltd	9,762
549,634		Challenger Financial Services Group Ltd	3,675
15,600		Changjiang Securities Co Ltd	12
633,097		Charles Schwab Corp	26,292
20,242		Cherry Hill Mortgage Investment Corp	355
375,908		Chimera Investment Corp	6,699
520,000		China Bills Finance Corp	232
25,988,105		China Cinda Asset Management Co Ltd	6,299
1,031,125		China Everbright Ltd	1,828
12,408,545		China Galaxy Securities Co Ltd	5,604
10,955,000	g	China Huarong Asset Management Co Ltd	2,000
2,022,800	g	China International Capital Corp Ltd	3,788
1,248,000	*,e	China Investment Fund International Holdings Co Ltd	3,354
1,294,000	*,e	China LNG Group Ltd	197
25,800		China Merchants Securities Co Ltd	50
930,000	*	China Tonghai International Financial Ltd	78
10,464,000	*	Chong Sing Holdings FinTech Gr	133
547,323	e	CI Financial Corp	6,928
2,527,915		CITIC Securities Co Ltd	4,354
153,800		CITIC Securities Co Ltd (Class A)	362
5,214,355		ClearView Wealth Ltd	3,310
434,716		Close Brothers Group plc	7,978
89,337	g	CMC Markets plc	120
778,896		CME Group, Inc	146,526
277,809		Coface S.A.	2,525
27,937		Cohen & Steers, Inc	959
106,361	e	Colony Credit Real Estate, Inc	1,679
1,178,800		Concentradora Hipotecaria SAPI de C.V.	842
166,015		Coronation Fund Managers Ltd	477
9,494		Corp Financiera Alba	463
188,169	*	Corp Financiera Colombiana S.A.	950
107,821	*,e	Cowen Group, Inc	1,438
34,063	*,†	Cox & Kings Ltd	32
69,503	*	Credit Acceptance Corp	26,533
22,917	*	Credit Analysis & Research Ltd	324
38,249	e	Credit Corp Group Ltd	506
88,042		Credit Saison Co Ltd	1,032
8,870,255		Credit Suisse Group	96,967
175,351		Credito Real SAB de C.V.	158
25,782		CRISIL Ltd	596
15,941	*	Curo Group Holdings Corp	151
413,112		Daewoo Securities Co Ltd	2,425
51,842		Daishin Securities Co Ltd	527
13,887		Daishin Securities Co Ltd PF	108
1,650,675		Daiwa Securities Group, Inc	8,378
10,212		Daou Data Corp	86
116,902		Daou Technology, Inc	1,978
281,032	*	DeA Capital S.p.A.	402
392,316		Deutsche Bank AG. (Registered)	3,129
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,871		Deutsche Beteiligungs AG.	$303
222,724		Deutsche Boerse AG.	26,628
6,060		Diamond Hill Investment Group, Inc	906
1,155,000	*	Dingyi Group Investment Ltd	85
397,638		Discover Financial Services	23,453
25,769	g	doBank S.p.A	273
42,776	*	Donnelley Financial Solutions, Inc	600
1,276,349		Dubai Financial Market	277
138,940	*,g	DWS Group GmbH & Co KGaA	3,722
79,882		Dynex Capital, Inc	457
3,349,747		E*TRADE Financial Corp	146,987
192,451		Eaton Vance Corp	6,770
196,197		Eclipx Group Ltd	336
194,022		ECN Capital Corp	490
619,624		Edelweiss Capital Ltd	1,615
7,764		EFG Financial Products Holding AG.	325
98,840		EFG International	579
15,800	e	eGuarantee, Inc	141
323,975	*	Egyptian Financial Group-Hermes Holding	275
471,389	e	Element Financial Corp	2,386
25,361	*,e	Elevate Credit, Inc	114
2,022,000		Emperor Capital Group Ltd	92
33,796	*,e	Encore Capital Group, Inc	794
292,228	*	Enova International, Inc	5,687
250,858	*	Equitas Holdings Ltd	449
13,749		Eurazeo	973
1,744,371	g	Euronext NV	100,506
13,100		Everbright Securities Co Ltd	17
82,241		Evercore Partners, Inc (Class A)	5,885
217,984		Exantas Capital Corp	2,184
198,254		EXOR NV	10,763
64,301	*	Ezcorp, Inc (Class A)	497
31,299		Factset Research Systems, Inc	6,264
5,074,276		Far East Horizon Ltd	5,119
124,308		Federated Investors, Inc (Class B)	3,300
386,952	*	FGL Holdings	2,577
30,480		Fiera Capital Corp	252
42,200		Financial Products Group Co Ltd	431
6,937	*	FinTech Group AG.	134
12,500		First Capital Securities Co Ltd	10
2,968,500		First Pacific Co	1,150
173,325		FirstCash, Inc	12,540
3,526,081		FirstRand Ltd	16,061
158,310		FlexiGroup Ltd	151
300,223	e,g	Flow Traders	9,583
25,182	*	Focus Financial Partners, Inc	663
27,400		Founder Securities Co Ltd	21
222,894		Franklin Resources, Inc	6,611
7,616,461		Fubon Financial Holding Co Ltd	11,686
39,619,242		Fuhwa Financial Holdings Co Ltd	19,918
16,000		Fuyo General Lease Co Ltd	815
32,957	e	Gain Capital Holdings, Inc	203
6,173		GAMCO Investors, Inc (Class A)	104
4,405,200	e	Gentera SAB de C.V.	3,246
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,884	*	Georgia Capital plc	$324
2,635,600		GF Securities Co Ltd	3,569
136,000		GF Securities Co Ltd (Class A)	252
12,613		Gimv NV	678
29,800		GMO Financial Holdings, Inc	154
1,308,762		Goldman Sachs Group, Inc	218,629
108,501		Granite Point Mortgage Trust, Inc	1,956
20,109		Great Ajax Corp	242
146,833	*	Green Dot Corp	11,676
23,528	e	Greenhill & Co, Inc	574
15,868		GRENKELEASING AG.	1,353
77,011		Groupe Bruxelles Lambert S.A.	6,711
410,274		Grupo de Inversiones Suramericana S.A.	4,058
211,667		Grupo de Inversiones Suramericana S.A. (Preference)	2,026
16,130		Gruppo MutuiOnline S.p.A	293
95,445		GT Capital Holdings, Inc	1,769
12,700		Guosen Securities Co Ltd	16
8,637,800	e	Guotai Junan International Hol	1,389
36,700		Guotai Junan Securities Co Ltd	82
1,367,200	g	Guotai Junan Securities Co Ltd (Hong Kong)	2,758
15,000		Guoyuan Securities Co Ltd	15
2,288,559		Haci Omer Sabanci Holding AS	3,247
5,901,362		Haitong Securities Co Ltd	5,635
137,700		Haitong Securities Co Ltd (Class A)	177
19,784		Hamilton Lane, Inc	732
9,069		Hankook Tire Worldwide Co Ltd	135
69,990	*	Hanwha Securities Co	128
702,011		Hargreaves Lansdown plc	16,557
39,290		Hellenic Exchanges S.A.	166
107,900		Hitachi Capital Corp	2,269
40,488	e,g	Hoist Finance AB	198
1,531,295		Hong Kong Exchanges and Clearing Ltd	44,267
68,284		Houlihan Lokey, Inc	2,513
4,680,200	e,g	Huatai Securities Co Ltd	7,403
100,516		Huatai Securities Co Ltd (Class A)	238
32,873		HUB24 Ltd	275
2,715	*	Hypoport AG.	460
60,600		IBJ Leasing Co Ltd	1,333
26,100		Ichiyoshi Securities Co Ltd	191
38,012	g	ICICI Securities Ltd	141
365,175	*	IFCI Ltd	78
2,181,471		IG Group Holdings plc	15,860
121,117	e	IGM Financial, Inc	2,753
147,442	*	India Infoline Ltd	1,064
1,898,731		Indiabulls Housing Finance Ltd	23,193
160,363		Indiabulls Securities Ltd	887
38,140	*,g	Indian Energy Exchange Ltd	91
28,200		Industrial Securities Co Ltd	19
53,342		Industrivarden AB	1,080
625,533	*	Infrastructure Development Finance Co Ltd	390
129,325	*	IntegraFin Holdings plc	506
130,237		Interactive Brokers Group, Inc (Class A)	7,117
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
749,141		IntercontinentalExchange Group, Inc	$56,433
615,371		Intermediate Capital Group plc	7,340
139,055		International Personal Finance plc	364
61,747	*	INTL FCStone, Inc	2,259
147,728		Inversiones La Construccion S.A.	2,374
260,405		Invesco Ltd	4,359
146,237		Invesco Mortgage Capital, Inc	2,117
948,211		Investec Ltd	5,180
112,440		Investec plc	632
34,007		Investment AB Kinnevik (B Shares)	823
17,754	*	Investment AB Oresund	260
141,239		Investment Technology Group, Inc	4,271
167,538	e	Investor AB (B Shares)	7,119
275,619	e	IOOF Holdings Ltd	1,005
20,000	e	iShares Dow Jones US Financial Services Index Fund	2,245
68,767		iShares MSCI Canada Index Fund	1,648
326,858	e	iShares MSCI EAFE Index Fund	19,213
205,900		iShares MSCI Emerging Markets	8,042
175,332	e	iShares Russell 1000 Value Index Fund	19,471
24,000	e	iShares Russell Midcap Growth Index Fund	2,729
41,000	e	J Trust Co Ltd	151
19,900		Jaccs Co Ltd	322
112,617		Jafco Co Ltd	3,567
23,500	e	Japan Investment Adviser Co Ltd	661
1,582,200		Japan Securities Finance Co Ltd	7,935
547,461		Jefferies Financial Group, Inc	9,504
918,193		Jih Sun Financial Holdings Co Ltd	258
389,886		JM Financial Ltd	523
219,111		JSE Ltd	2,521
65,519		Julius Baer Group Ltd	2,335
102,668		Julius Baer Holding AG.	405
1,219,570		Jupiter Investment Management Group Ltd	4,587
296,500		kabu.com Securities Co Ltd	1,018
49,817		KBC Ancora	2,124
7,774		KIWOOM Securities Co Ltd	547
302,766		KKR Real Estate Finance Trust, Inc	5,798
45,143		Korea Investment Holdings Co Ltd	2,414
11,648		KRUK S.A.	488
147,751		Kumho Investment Bank	100
11,979		Kyobo Securities Co	98
14,000		Kyokuto Securities Co Ltd	149
624,521		Ladder Capital Corp	9,661
471,574		Ladenburg Thalmann Financial Services, Inc	1,099
428,321		Lazard Ltd (Class A)	15,809
98,658		Legg Mason, Inc	2,517
396,808	*	LendingClub Corp	1,044
699,009		London Stock Exchange Group plc	36,265
397,701		LPL Financial Holdings, Inc	24,292
75,740		Lundbergs AB (B Shares)	2,237
4,300	*,e	M&A Capital Partners Co Ltd	148
366,764		Macquarie Group Ltd	28,093
508,477		Magellan Financial Group Ltd	8,437
180,492		Magma Fincorp Ltd	284
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
325,745	*	Mahindra & Mahindra Financial Services Ltd	$2,208
14,024,278		Man Group plc	23,761
1,047,259		Manappuram General Finance & Leasing Ltd	1,394
60,406		MarketAxess Holdings, Inc	12,764
10,557		Marlin Business Services Corp	236
34,100		Marusan Securities Co Ltd	238
245,900		Matsui Securities Co Ltd	2,583
76,224		Meritz finance Holdings Co Ltd	791
774,300		Meritz Securities Co Ltd	2,971
33,393,906		Metro Pacific Investments Corp	2,939
1,495,044		MFA Mortgage Investments, Inc	9,987
478,807		Mitsubishi UFJ Lease & Finance Co Ltd	2,295
37,677		MLP AG.	190
57,062		Moelis & Co	1,962
24,847		Moelis Australia Ltd	80
728,000	e	Monex Beans Holdings, Inc	2,436
259,368		Moody’s Corp	36,322
4,058,786		Morgan Stanley	160,931
53,915		Morningstar, Inc	5,922
46,933		Motilal Oswal Financial Services Ltd	450
160,872		MSCI, Inc (Class A)	23,717
602,800		Muangthai Capital PCL	908
712,891	*	Multi Commodity Exchange of India Ltd	7,500
165,920	*	Muthoot Finance Ltd	1,225
217,573		NASDAQ OMX Group, Inc	17,747
491,240		Natixis	2,317
494,513		Navient Corp	4,357
149,592		Navigator Global Investments Ltd	443
5,500		NEC Capital Solutions Ltd	77
23,383		Nelnet, Inc (Class A)	1,224
53,233		Netwealth Group Ltd	283
762,250		New Residential Investment Corp	10,832
197,020		New York Mortgage Trust, Inc	1,160
56,823	*,m	NewStar Financial, Inc	15
10,434		NICE Holdings Co Ltd	168
49,700	*,e	Noah Holdings Ltd (ADR)	2,153
985,210		Nomura Holdings, Inc	3,734
140,590		Northern Trust Corp	11,752
274,150		Numis Corp plc	835
3,417,866		NZX Ltd	2,319
86,300		Okasan Holdings, Inc	383
1,182,098		OM Asset Management plc	12,625
541,745	*	On Deck Capital, Inc	3,196
439,421	*	OneMain Holdings, Inc	10,674
141,944		Onex Corp	7,730
500,000	e	OP Financial Investments Ltd	187
12,159		Oppenheimer Holdings, Inc	311
72,995	e	Orchid Island Capital, Inc	466
320,400	e	Orient Corp	390
16,900		Orient Securities Co Ltd	20
600,000	g	Orient Securities Co Ltd	376
3,997,443		ORIX Corp	58,410
410,212		Osaka Securities Exchange Co Ltd	6,617
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
641,851		OzForex Group Ltd	$792
48,470		P2P Global Investments plc	495
17,782		Pargesa Holding S.A.	1,282
20,767	e	Partners Group	12,633
75,102		PennyMac Mortgage Investment Trust	1,398
845,910		Peregrine Holdings Ltd	1,104
517,000	*,†	Peregrine Investment Holdings	0
62,134		Perpetual Trustees Australia Ltd	1,422
28,592	*	Pico Holdings, Inc	261
370,563		Pinnacle Investment Management Group Ltd	1,146
227,049	*	Pioneers Holding	78
18,541		Piper Jaffray Cos	1,221
25,999		PJT Partners, Inc	1,008
286,609	e	Platinum Asset Mangement Ltd	982
927,627		Plus500 Ltd	16,198
843,600	*	Pool Advista Indonesia Tbk PT	298
1,913,060		Power Finance Corp Ltd	2,940
57,023	*	PRA Group, Inc	1,390
489,082		President Securities Corp	183
157,961		Provident Financial plc	1,157
122,818		PSG Group Ltd	2,082
7,728,600	*	PT Kresna Graha Investama Tbk	352
135,772		Pzena Investment Management, Inc (Class A)	1,174
7,683,019	g	Quilter plc	11,584
581,375		Ratchthani Leasing PCL	133
56,935		Rathbone Brothers	1,699
140,635	e	Ratos AB (B Shares)	370
233,512		Raymond James Financial, Inc	17,376
23,098		Ready Capital Corp	319
103,474		Redwood Trust, Inc	1,559
72,419	*	Regional Management Corp	1,742
186,911		Reinet Investments S.C.A	2,838
699,540	*	Reliance Capital Ltd	2,298
832,616		Remgro Ltd	11,268
40,716	*	Repco Home Finance Ltd	232
2,179,356	g	Resurs Holding AB	13,454
10,800		Ricoh Leasing Co Ltd	322
1,252,908		RMB Holdings Ltd	6,864
1,968,635		Rural Electrification Corp Ltd	3,442
632,478		S&P Global, Inc	107,483
29,559	*	Safeguard Scientifics, Inc	255
22,590		Samsung Card Co	698
72,149		Samsung Securities Co Ltd	2,040
89,009		Sanne Group plc	659
569,594		Santander Consumer USA Holdings, Inc	10,019
244,200		Sawada Holdings Co Ltd	2,057
279,514		SBI Holdings, Inc	5,451
22,881		Schroders plc	713
330,601		SEI Investments Co	15,274
5	*,†	SFCG Co Ltd	0
11,600		Shanxi Securities Co Ltd	10
94,000	*,e	Sheng Ye Capital Ltd	81
74,200		Shenwan Hongyuan Group Co Ltd	44
398		Shinyoung Securities Co Ltd	21
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
316,160		Shriram Transport Finance Co Ltd	$5,612
10,300	*,e	Siebert Financial Corp	149
9,962		Silvercrest Asset Management Group, Inc	132
1,477,530		Singapore Exchange Ltd	7,743
13,400		Sinolink Securities Co Ltd	14
112,421	*	SKS Microfinance Pvt Ltd	1,630
7,490,000	*,e	Skyway Securities Group Ltd	310
817,327	*	SLM Corp	6,792
768,475	*,†,e,m	SNS Reaal	9
23,962,257		Sociedad de Inversiones Oro Blanco S.A.	152
10,642		Societe Fonciere Financiere et de Participations FFP	978
15,514		Sofina S.A.	2,947
9,900		SooChow Securities Co Ltd	10
61,500		Sparx Group Co Ltd	103
12,500	e	SPDR Trust Series 1	3,124
408,907	e	Sprott, Inc	770
350,950		Srisawad Corp PCL	486
626,647		St. James’s Place plc	7,547
2,177,732		Standard Life Aberdeen plc	7,131
1,686,926		State Street Corp	106,394
204,788		Stifel Financial Corp	8,482
4,800	e	Strike Co Ltd	70
5,048,000		Sun Hung Kai & Co Ltd	2,385
33,189		Sundaram Finance Ltd	684
72,844		Swissquote Group Holding S.A.	3,370
1,566,106		Synchrony Financial	36,741
174,792		T Rowe Price Group, Inc	16,137
2,765,193	e	Tai Fook Securities Group Ltd	867
647,000		Taiwan Acceptance Corp	1,904
68,164		Tamburi Investment Partners S.p.A.	449
8,197	*	Tata Investment Corp Ltd	105
195,682		TD Ameritrade Holding Corp	9,581
44,218		TMX Group Ltd	2,291
327,180		Tokai Tokyo Securities Co Ltd	1,397
51,744	*	Tong Yang Investment Bank	146
45,673		TPG RE Finance Trust, Inc	835
365,341	e	Tullett Prebon plc	1,402
450,746		Two Harbors Investment Corp	5,788
2,799,542		UBS AG.	34,919
637,700	e	Unifin Financiera SAPI de C.V. SOFOM ENR	1,364
1,143,432		UOB-Kay Hian Holdings Ltd	983
385,676	*	Uranium Participation Corp	1,266
7,900	*,e	Uzabase, Inc	119
1,797	m	Value Line, Inc	47
656,000		Value Partners Group Ltd	455
25,000	e	Vanguard FTSE Developed Markets ETF	927
18,551		Verusa Holding AS.	58
159,754		Virtu Financial, Inc	4,115
8,746		Virtus Investment Partners, Inc	695
13,676		Volati AB	51
52,891		Vontobel Holding AG.	2,714
4,270,745		Voya Financial, Inc	171,428
2,202		VZ Holding AG.	595
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
98,892	e	Waddell & Reed Financial, Inc (Class A)	$1,788
113,130		Warsaw Stock Exchange	1,109
1,871,637		Waterland Financial Holdings	580
37,221		Wendel	4,465
54,362		Western Asset Mortgage Capital Corp	453
16,700		Western Securities Co Ltd	19
34,402		Westwood Holdings Group, Inc	1,170
151,825		WisdomTree Investments, Inc	1,010
273,612		Woori Investment & Securities Co Ltd	3,207
8,570	*	World Acceptance Corp	876
13,700	e	Yintech Investment Holdings Ltd (ADR)	84
6,800	e	Yirendai Ltd (ADR)	73
689,974		Zeder Investments Ltd	214
150,600		Zenkoku Hosho Co Ltd	4,723
		TOTAL DIVERSIFIED FINANCIALS	3,674,024

ENERGY - 5.6%
221,883	*	Abraxas Petroleum Corp	242
2,419		Adams Resources & Energy, Inc	94
16,680,804		Adaro Energy Tbk	1,411
110,231	*	Advantage Oil & Gas Ltd	160
45,655		Aegis Logistics Ltd	133
12,835,000	e	Agritrade Resources Ltd	2,213
82,624	*	Akastor ASA	125
347,642		Aker BP ASA	8,765
111,406	*	Aker Solutions ASA	511
134,551	*,e	Alta Mesa Resources, Inc	135
1,276,259		Anadarko Petroleum Corp	55,951
136,863	*	Antero Resources Corp	1,285
1,326,000	*	Anton Oilfield Services Group	132
100,000	e	AOC Holdings, Inc	268
601,548		Apache Corp	15,791
596,377	*	Apergy Corp	16,150
278,231	*,e,m	Approach Resources, Inc	243
580,407	e	ARC Resources Ltd	3,444
125,643		Arch Coal, Inc	10,427
717,372		Archrock, Inc	5,373
45,656	*	Ardmore Shipping Corp	213
285,746	*,e	Athabasca Oil Corp	207
802,637		Baker Hughes a GE Co	17,257
1,505,600		Bangchak Corp PCL	1,468
2,262,010		Banpu PCL (Foreign)	1,029
56,660	*	Basic Energy Services, Inc	218
349,258	*	Baytex Energy Trust	617
2,612,439		Beach Petroleum Ltd	2,468
18,318	e	Berry Petroleum Co LLC	160
827,142		Bharat Petroleum Corp Ltd	4,302
159,768		Birchcliff Energy Ltd	356
71,589	*	Bonanza Creek Energy, Inc	1,480
363,468	e	Bonavista Energy Trust	319
192,870	e	Bonterra Oil & Gas Ltd	913
259,749	*,e	Borr Drilling Ltd	643
16,142	*,e,m	Bourbon S.A.	63
16,215,934		BP plc	102,512
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
651,685		BP plc (ADR)	$24,712
4,650,000	*,†,e,m	Brightoil Petroleum Holdings Ltd	891
56,769	*,e	Bristow Group, Inc	138
1,734,100	*	Bumi Armada BHD	65
50,594	*,e,g	BW LPG Ltd	152
225,041	*,e	BW Offshore Ltd	822
158,812	*	C&J Energy Services, Inc	2,144
1,689,748		Cabot Oil & Gas Corp	37,766
111,718	*	Cactus, Inc	3,062
383,166	*	Cairn Energy plc	731
43,571	*,e	Calfrac Well Services Ltd	78
151,878	*	California Resources Corp	2,588
352,549	*,e	Callon Petroleum Co	2,288
266,750		Caltex Australia Ltd	4,786
235,473		Cameco Corp (Toronto)	2,670
507,805	*,e	Canacol Energy Ltd	1,503
1,547,268		Canadian Natural Resources Ltd (Canada)	37,333
30,058	*,e	CARBO Ceramics, Inc	105
74,122	e	Cardinal Energy Ltd	121
113,778	*	Carrizo Oil & Gas, Inc	1,285
1,812,074		Cenovus Energy, Inc	12,739
1,720,088		Cenovus Energy, Inc (Toronto)	12,096
326,695	*,e	Centennial Resource Development, Inc	3,600
161,624	e	CES Energy Solutions Corp	373
1,820,428		CGG S.A.	2,402
840,229	*	Cheniere Energy, Inc	49,733
161,425	*	Chennai Petroleum Corp Ltd	686
421,869	*,e	Chesapeake Energy Corp	886
6,366,850		Chevron Corp	692,650
160,400		China Aviation Oil Singapore Corp Ltd	125
3,120,000		China Coal Energy Co	1,227
2,395,826		China Oilfield Services Ltd	2,062
209,800		China Shenhua Energy Co Ltd	550
8,163,795		China Shenhua Energy Co Ltd (Hong Kong)	17,805
10,774,000		China Suntien Green Energy Cor	2,778
162,483		Cimarex Energy Co	10,017
1,677,217	*	Clean Energy Fuels Corp	2,885
31,043,446		CNOOC Ltd	47,817
384,180	*	CNX Resources Corp	4,387
1,191,949		Coal India Ltd	4,109
118	*,†,b,m	Cobalt International Energy, Inc	0	^
52,174	e	Computer Modelling Group Ltd	233
2,116,953	*	Concho Resources, Inc	217,602
1,610,493		ConocoPhillips	100,414
220,033	*	CONSOL Energy, Inc	6,977
644,659	*	Continental Resources, Inc	25,909
993,751	*	Cooper Energy Ltd	311
125		Core Laboratories NV	7
181,328		Cosan SA Industria e Comercio	1,566
331,100	e	Cosmo Energy Holdings Co Ltd	6,722
38,429	*,e	Covia Holdings Corp	131
342,761		Crescent Point Energy Corp	1,039
22,897		CVR Energy, Inc	789
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
29,461	*	Dawson Geophysical Co	$100
2,650		Delek Group Ltd	381
1,120,125	e	Delek US Holdings, Inc	36,415
1,004,218	*,e	Denbury Resources, Inc	1,717
843,397		Devon Energy Corp	19,010
132,519		DHT Holdings, Inc	519
4,114,351		Dialog Group BHD	3,097
92,765	*,e	Diamond Offshore Drilling, Inc	876
1,326,441		Diamondback Energy, Inc	122,961
5,695,334		DNO International ASA	8,275
775,100	*	Dommo Energia S.A.	196
40,259	*	Dorian LPG Ltd	235
56,801	*	Dril-Quip, Inc	1,706
15,654		E1 Corp	782
21,266	*	Earthstone Energy, Inc	96
101,858	*,e	Eclipse Resources Corp	107
5,139,550		Ecopetrol S.A.	4,186
403,191		Empresas COPEC S.A.	4,852
116,260		Enagas	3,143
1,671,683		Enbridge, Inc (Toronto)	51,931
1,373,030		EnCana Corp	7,925
232,011		Enerflex Ltd	2,716
2,261,414		Energy Absolute PCL (Foreign)	2,957
1,168,600	*,†	Energy Earth PCL	39
108,189	*,e	Energy Fuels, Inc	308
1,053,134	*,e	Energy Resources of Australia Ltd	182
257,660	e	Enerplus Resources Fund	2,004
4,738,796		ENI S.p.A.	74,860
2,913,310		Enquest plc (London)	813
742	e	Ensco plc	3
81,067		Ensign Energy Services, Inc	284
3,816,184		EOG Resources, Inc	332,809
55,565	*,e	EP Energy Corp	39
187,853		EQT Corp	3,549
459,356	*	Equitrans Midstream Corp	9,196
92,063	*	Era Group, Inc	805
323,400		Esso Malaysia BHD	491
4,294		Esso SA Francaise	159
686,200		Esso Thailand PCL (Foreign)	215
284,416	*	Etablissements Maurel et Prom	1,052
97,570		Euronav NV	695
299,055		Evolution Petroleum Corp	2,040
16,942	*,e	Exmar NV	116
454,421	*	Exterran Corp	8,043
205,915	*,e	Extraction Oil & Gas, Inc	883
780,728		Exxaro Resources Ltd	7,531
7,282,557		Exxon Mobil Corp	496,598
205,565	*	Faroe Petroleum plc	383
205,747	*,e	FLEX LNG Ltd	295
1,428,814		Formosa Petrochemical Corp	5,070
107,555	*	Forum Energy Technologies, Inc	444
99,580	*,e	Frank’s International NV	520
61,552	e	Freehold Royalty Trust	373
117,182	*,e	Frontline Ltd	648
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
50,222	*	Frontline Ltd (Sigmax MTF)	$284
198,201	*	FTS International, Inc	1,409
53,931	*,e	Fugro NV	466
883,770		Galp Energia SGPS S.A.	13,916
154,930		GasLog Ltd	2,550
6,562,155		Gazprom (ADR)	29,005
92,015		Gaztransport Et Technigaz S.A.	7,076
142,366		Gibson Energy, Inc	1,948
410,347		Golar LNG Ltd	8,929
8,800	*	Goodrich Petroleum Corp	119
76,667		Great Eastern Shipping Co Ltd	346
51,444		Green Plains Renewable Energy, Inc	674
132,983		Grupa Lotos S.A.	3,151
81,047		GS Holdings Corp	3,745
59,724	*	Gujarat Mineral Development Corp Ltd	76
59,958	*	Gulf International Services OSC	279
144,919	*	Gulf Keystone Petroleum Ltd	332
436,158	*	Gulfport Energy Corp	2,857
172,876	*,e	Halcon Resources Corp	294
19,141		Hallador Energy Co	97
1,685,685		Halliburton Co	44,806
394		Hankook Shell Oil Co Ltd	119
416,313	*	Helix Energy Solutions Group, Inc	2,252
190,391		Helmerich & Payne, Inc	9,127
198,109		Hess Corp	8,023
701,700	*	Hibiscus Petroleum BHD	142
711,098	*	HighPoint Resources Corp	1,771
702,245		Hindustan Petroleum Corp Ltd	2,552
32,204		Hoegh LNG Holdings Ltd	143
244,426		HollyFrontier Corp	12,495
1,697,000	*,e	Honghua Group Ltd	89
88,723		Hunting plc	542
929,699	*,e	Hurricane Energy plc	521
1,934,002		Husky Energy, Inc	19,989
221,750		Idemitsu Kosan Co Ltd	7,213
247,638		Imperial Oil Ltd	6,274
252,369	*	Independence Contract Drilling, Inc	787
1,619,256		Indian Oil Corp Ltd	3,181
2,218,300		Inner Mongolia Yitai Coal Co	2,627
1,159,142		Inpex Holdings, Inc	10,271
871,609		Inter Pipeline Ltd	12,348
27,244	*	International Seaways, Inc	459
14,222	*,m	ION Geophysical Corp	74
12,012,907		IRPC PCL (Foreign)	2,121
1,498	*,e	Isramco, Inc	178
268,253		Itochu Enex Co Ltd	2,346
185,899	*,e	Jagged Peak Energy, Inc	1,695
5,900	*,†,b,m	Japan Drilling Co Ltd	0	^
26,100		Japan Petroleum Exploration Co	463
22,995	*	Jerusalem Oil Exploration	1,297
83,212	e	John Wood Group plc	535
5,466,510		JX Holdings, Inc	28,390
508,619	*	Keane Group, Inc	4,161
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
98,436	*	Kelt Exploration Ltd	$335
55,750	*,e,m	Key Energy Services, Inc	115
495,201	e	Keyera Corp	9,362
142,076	g	Kinder Morgan Canada Ltd	1,658
1,174,888		Kinder Morgan, Inc	18,070
60,940	*	KLX Energy Services Holdings, Inc	1,429
64,642		Koninklijke Vopak NV	2,931
456,595	*	Kosmos Energy Ltd	1,858
622,377	*	Kvaerner ASA	866
417,984	*	Laredo Petroleum Holdings, Inc	1,513
180,578	e	Liberty Oilfield Services, Inc	2,338
55,954	*,e,m	Lilis Energy, Inc	77
25,538	*	Lubelski Wegiel Bogdanka S.A.	352
773,842		LUKOIL PJSC (ADR)	55,206
158,438		Lundin Petroleum AB	3,957
291,640		Magellan Midstream Partners LP	16,641
50,706	e	Mammoth Energy Services, Inc	912
2,053,658		Marathon Oil Corp	29,449
1,304,279		Marathon Petroleum Corp	76,966
2,121,074	*,e	Matador Resources Co	32,940
106,460	*	Matrix Service Co	1,910
365,486	*,e	McDermott International, Inc	2,390
354,536	*	MEG Energy Corp	2,002
139,478	*	Midstates Petroleum Co, Inc	1,047
197,200		Modec, Inc	4,073
1,049,348		MOL Hungarian Oil & Gas plc	11,516
92,848		Motor Oil Hellas Corinth Refineries S.A.	2,236
73,633	e	Mullen Group Ltd	659
304,919		Murphy Oil Corp	7,132
1,200,864		Nabors Industries Ltd	2,402
51,751	*	Naphtha Israel Petroleum Corp Ltd	330
837,449		National Oilwell Varco, Inc	21,522
17,016	*	Natural Gas Services Group, Inc	280
11,809	*,e	NCS Multistage Holdings, Inc	60
141,115		Neste Oil Oyj	10,925
1,136,272		New Hope Corp Ltd	2,724
142,060		New Zealand Refining Co Ltd	224
286,440	*	Newfield Exploration Co	4,199
22,398,000	*,e	Newocean Energy Holdings Ltd	7,323
245,971	*	Newpark Resources, Inc	1,690
201,792	*	NexGen Energy Ltd	356
11,728	*,e	NextDecade Corp	63
87,373	*	Nine Energy Service, Inc	1,969
496,884	*	Noble Corp plc	1,302
363,780		Noble Energy, Inc	6,825
173,937	e	Nordic American Tanker Shipping	348
45,441	*	Northern Drilling Ltd	267
249,384	*,e	Northern Oil And Gas, Inc	564
70,571	*	Nostrum Oil & Gas plc	93
132,674		Novatek PJSC (GDR)	22,687
132,387	*	NuVista Energy Ltd	396
601,329	*	Oasis Petroleum, Inc	3,325
408,255	*	Obsidian Energy Ltd	153
2,013,704		Occidental Petroleum Corp	123,601
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
36,246		Ocean Yield ASA	$248
267,609	*,e	Oceaneering International, Inc	3,238
55,175		Odfjell Drilling Ltd	132
417,800		Offshore Oil Engineering Co Ltd	298
1,212,100		Oil & Gas Development Co Ltd	1,116
6,156,533		Oil Refineries Ltd	2,940
981,664		Oil Search Ltd	4,945
75,333	*	Oil States International, Inc	1,076
182,949		OMV AG.	7,990
1,513,161		Oneok, Inc	81,635
461,700	*	Ophir Energy plc	210
1,256,002	*	Origin Energy Ltd	5,729
102,865	*	Overseas Shipholding Group, Inc	171
345,760		Pakistan Oilfields Ltd	1,057
141,860		Pakistan State Oil Co Ltd	230
19,153		Panhandle Oil and Gas, Inc (Class A)	297
491,027	*	Par Pacific Holdings, Inc	6,963
38,867	*,e	Paramount Resources Ltd (Class A)	204
908,729	*	Parex Resources, Inc	10,883
231,474		Parkland Fuel Corp	5,992
8,748,828	*	Parsley Energy, Inc	139,806
154,993		Pason Systems, Inc	2,076
84,069		Patterson-UTI Energy, Inc	870
6,445		Paz Oil Co Ltd	972
196,528		PBF Energy, Inc	6,421
111,679	*	PDC Energy, Inc	3,324
232,064		Peabody Energy Corp	7,073
477,235	e	Pembina Pipeline Income Fund	14,161
687,500	*,e	Pengrowth Energy Trust	302
16,013	*	Penn Virginia Corp	866
193,452		Petrofac Ltd	1,174
4,615,605		Petroleo Brasileiro S.A.	30,165
7,419,219		Petroleo Brasileiro S.A. (Preference)	43,274
1,944,518	*,e	Petroleum Geo-Services ASA	2,660
1,523,100		Petron	223
748,159		Petronas Dagangan BHD	4,789
688,602		Petronet LNG Ltd	2,210
274,001	e	Peyto Exploration & Development Corp	1,421
11,203	*,e,m	PHI, Inc	21
1,046,399		Phillips 66	90,147
261,800		Pilipinas Shell Petroleum Corp	238
331,576	*	Pioneer Energy Services Corp	408
446,250		Pioneer Natural Resources Co	58,691
3,407,796		Plains All American Pipeline LP	68,292
1,596,993		Plains GP Holdings LP	32,100
2,964,005		Polish Oil & Gas Co	5,480
433,009		Polski Koncern Naftowy Orlen S.A.	12,546
100,100	*,†	Poseidon Concepts Corp	1
228,169	e	PrairieSky Royalty Ltd	2,953
185,686	*	Precision Drilling Trust	322
687,820	*,e	Premier Oil plc	580
542,300		Prima Marine PCL	86
36,280	*	Profire Energy, Inc	53
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
277,696	*	ProPetro Holding Corp	$3,421
15,628,900	*	PT Bumi Resources Tbk	112
2,820,000	*	PT Delta Dunia Petroindo Tbk	103
1,027,900		PT Indika Energy Tbk	114
4,670,566	*	PT Medco Energi Internasional Tbk	223
2,229,500		PT Tambang Batubara Bukit Asam Tbk	668
5,534,506		PT United Tractors Tbk	10,536
1,775,821		PTT Exploration & Production PCL (Foreign)	6,163
20,464,350		PTT PCL (Foreign)	29,012
194,162	*	Qatar Gas Transport Co Ltd	954
55,300		QGEP Participacoes S.A.	133
493,972	*	Questar Market Resources, Inc	2,781
40,855	*,e,m	Quintana Energy Services, Inc	141
406,962		Range Resources Corp	3,895
5,898,384		Reliance Industries Ltd	94,663
251,899	*,e	Renewable Energy Group, Inc	6,474
1,262,340		Repsol YPF S.A.	20,295
27,573	*,e	Resolute Energy Corp	799
8,120	*	Rex American Resources Corp	553
22,887	*	RigNet, Inc	289
77,308	*	Ring Energy, Inc	393
3,605	*,e	Rosehill Resources, Inc	8
1,186,762	*	Rosneft Oil Co PJSC (GDR)	7,334
159,257	*,e	Rowan Cos plc	1,336
8,483,075		Royal Dutch Shell plc (A Shares)	249,681
5,481,087		Royal Dutch Shell plc (B Shares)	163,871
129,323	e	RPC, Inc	1,276
456,754	*	Saipem S.p.A	1,712
84,300		San-Ai Oil Co Ltd	832
158,655	*	SandRidge Energy, Inc	1,207
2,285,796		Santos Ltd	8,815
2,348,700	*	Sapurakencana Petroleum BHD	164
1,064,520		Saras S.p.A.	2,065
673,099		Sasol Ltd	20,002
124,745		SBM Offshore NV	1,843
3,401,864		Schlumberger Ltd	122,739
7,108		Schoeller-Bleckmann Oilfield Equipment AG.	466
572,754	e	Scorpio Tankers, Inc	1,008
121,291	*	SEACOR Holdings, Inc	4,488
20,123	*	SEACOR Marine Holdings, Inc	237
3	*	Seadrill Ltd	0	^
104,309	e	Secure Energy Services, Inc	536
57,825	*	Select Energy Services, Inc	365
111,015		SemGroup Corp	1,530
813,480	*	Senex Energy Ltd	157
519,900		Serba Dinamik Holdings BHD	476
50	*,†	Serval Integrated Energy Services	0
143,665	*	Seven Generations Energy Ltd	1,172
432,255		Shaanxi Coal Industry Co Ltd	469
288,336		Shanxi Lu’an Environmental Energy Development Co Ltd	281
350,100		Shanxi Xishan Coal & Electricity Power Co Ltd	281
44,445		ShawCor Ltd	540
53,700		Shell Refining Co Federation Of Malaya BHD	61
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
48,200		Shinko Plantech Co Ltd	$510
104,040	e	Ship Finance International Ltd	1,096
485,040		Showa Shell Sekiyu KK	6,720
5,429,200		Siamgas & Petrochemicals PCL	1,417
11,800	*	SilverBow Resources, Inc	279
23,200		Sinanen Co Ltd	508
696,000		Sinopec Kantons Holdings Ltd	308
68,970		SK Energy Co Ltd	11,071
7,886		SK Gas Co Ltd	500
204,243		SM Energy Co	3,162
31,463	*,e	Smart Sand, Inc	70
1,467,331		Snam Rete Gas S.p.A.	6,425
127,225		Soco International plc	110
50,089		S-Oil Corp	4,369
32,451	e	Solaris Oilfield Infrastructure, Inc	392
464,393	*,e	Sound Energy plc	133
1,075,190	*	Southwestern Energy Co	3,666
305,528	*	SRC Energy, Inc	1,436
822,609		Statoil ASA	17,449
189,937		Stobart Group Ltd	350
163,779	e	Subsea 7 S.A.	1,596
3,151,909		Suncor Energy, Inc	88,033
607,426	*	Superior Energy Services	2,035
163,796	e	Surge Energy, Inc	176
1,639,416		Surgutneftegaz (ADR) (London)	6,164
78,981	*	Talos Energy, Inc	1,289
144,191	*	Tamarack Valley Energy Ltd	249
742,054		Targa Resources Investments, Inc	26,729
394,274		Tatneft PJSC (ADR)	25,036
1,308		TechnipFMC plc	26
234,401		TechnipFMC plc (Euro OTC)	4,590
21,235	e	Tecnicas Reunidas S.A.	519
90,178	e	Teekay Corp	301
224,237	e	Teekay Tankers Ltd (Class A)	208
103,191	*,e	Tellurian, Inc	717
71,962		Tenaris S.A.	773
86,938	*	Tervita Corp	400
162,953	*	Tetra Technologies, Inc	274
162,980		TGS Nopec Geophysical Co ASA	3,938
1,312,855		Thai Oil PCL (Foreign)	2,668
56,040	*,e	Tidewater, Inc	1,072
96,024		TORC Oil & Gas Ltd	307
14,647	*	TORM plc	99
78,050	e	Total Energy Services, Inc	559
2,821,683		Total S.A.	148,830
146,027		Tourmaline Oil Corp	1,816
16,000		Toyo Kanetsu K K	326
1,480,367	e	TransCanada Corp	52,863
1,124	*	Transocean Ltd	8
2,593,164	*,e	Transocean Ltd (NYSE)	17,997
200,447	*	Trican Well Service Ltd	175
1,052,684	*	Tullow Oil plc	2,393
133,927		Tupras Turkiye Petrol Rafine	2,950
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
663,594		Ultrapar Participacoes S.A.	$9,097
1,921,462	*	UMW Oil & Gas Corp BHD	83
204,170	*	Unit Corp	2,916
194,409	*,e	Uranium Energy Corp	243
101,030	e	US Silica Holdings Inc	1,028
1,101,498		Valero Energy Corp	82,579
209,642	*,e	Vallourec SA	391
15,582		Verbio AG.	120
46,354	e	Vermilion Energy, Inc	977
665,999	*,g	Viva Energy Group Ltd	845
756,468	*	W&T Offshore, Inc	3,117
195,309	e	Washington H Soul Pattinson & Co Ltd	3,425
1,361,810	*,e,m	Weatherford International Ltd	761
271,531		Whitecap Resources, Inc	865
4,868,371		Whitehaven Coal Ltd	14,836
160,759	*	Whiting Petroleum Corp	3,648
247,049	*	WildHorse Resource Development Corp	3,486
5,667,107		Williams Cos, Inc	124,960
752,000	e	Wison Engineering Services Co Ltd	98
1,317,722		Woodside Petroleum Ltd	29,026
201,691		World Fuel Services Corp	4,318
246,873		WorleyParsons Ltd	1,983
3,029,547	*	WPX Energy, Inc	34,385
2,779,066		Yanzhou Coal Mining Co Ltd	2,244
394,700		Yinson Holdings BHD	401
1,348,000	*,e	Yuan Heng Gas Holdings Ltd	103
228,179		Z Energy Ltd	842
52,604	e	Zion Oil & Gas, Inc	22
		TOTAL ENERGY	5,831,306

FOOD & STAPLES RETAILING - 1.5%
512,534		Aeon Co Ltd	10,018
19,900		Ain Pharmaciez Inc	1,427
3,451		Al Meera Consumer Goods Co	140
664,470		Alimentation Couche Tard, Inc	33,053
127,439		Almacenes Exito S.A.	487
39,900		Andersons, Inc	1,193
164,344		Arcs Co Ltd	3,660
331,700		Atacadao Distribuicao Comercio e Industria Ltd	1,547
136,973	*,g	Avenue Supermarts Ltd	3,150
65,234		Axfood AB	1,116
38,300		Axial Retailing, Inc	1,272
22,100		Belc Co Ltd	1,037
1,140,400		Berli Jucker PCL	1,779
6,661		BGF retail Co Ltd	1,216
335,106		Bid Corp Ltd	6,165
198,155		BIM Birlesik Magazalar AS	3,257
975,414		Carrefour S.A.	16,667
40,998	e	Casey’s General Stores, Inc	5,253
114,637	e	Casino Guichard Perrachon S.A.	4,774
59,500		Cawachi Ltd	980
1,384,203		Centros Comerciales Sudamericanos S.A.	2,506
28,166	*	Chefs’ Warehouse Holdings, Inc	901
962,161		Cia Brasileira de Distribuicao Grupo Pao de Acucar	20,066
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,096		CJ Freshway Corp	$74
353,905		Clicks Group Ltd	4,705
11,560		Cocokara Fine Holdings, Inc	563
1,236,869	*	Coles Group Ltd	10,228
43,711		Colruyt S.A.	3,117
5,395,500		Cosco Capital, Inc	688
11,800		Cosmos Pharmaceutical Corp	1,969
1,621,534		Costco Wholesale Corp	330,323
5,423,529		CP Seven Eleven PCL (Foreign)	11,430
45,900		Create SD Holdings Co Ltd	1,101
3,100		Daikokutenbussaan Co Ltd	116
288,200		Dairy Farm International Holdings Ltd	2,612
45,751	*,g	Dino Polska S.A.	1,175
236,320	g	Dis-Chem Pharmacies Ltd	476
342,311	e	Distribuidora Internacional de Alimentacion S.A.	181
22,669		Dongsuh Co, Inc	363
66,370		E-Mart Co Ltd	10,839
378,421		Empire Co Ltd	7,991
404,726		Eurocash S.A.	1,909
75,808	e	FamilyMart Co Ltd	9,541
5,900	e	Genky DrugStores Co Ltd	159
68,335		George Weston Ltd	4,507
39,700		Growell Holdings Co Ltd	1,794
217,500		Grupo Comercial Chedraui S.a. DE C.V.	436
35,473		GS Retail Co Ltd	1,286
14,800		Halows Co Ltd	309
137,300		Heiwado Co Ltd	3,133
29,892		Hyundai Greenfood Co Ltd	383
171,391	e	ICA Gruppen AB	6,123
18,349		Ingles Markets, Inc (Class A)	499
3,400		Itochu-Shokuhin Co Ltd	147
3,302,153		J Sainsbury plc	11,163
6,600		Japan Meat Co Ltd	102
130,247		Jeronimo Martins SGPS S.A.	1,543
31,700		Kansai Super Market Ltd	288
51,600		Kato Sangyo Co Ltd	1,428
53,812		Kesko Oyj (B Shares)	2,904
38,800		Kobe Bussan Co Ltd	1,143
2,029,570		Koninklijke Ahold Delhaize NV	51,271
1,256,201		Kroger Co	34,545
21,800		Kusuri no Aoki Holdings Co Ltd	1,377
288,700	*,e	La Comer SAB de C.V.	299
62,880		Lawson, Inc	3,977
53,700		Life Corp	1,105
396,357		Loblaw Cos Ltd	17,742
452,710		Magnit PJSC (GDR)	5,763
31,205	e	Majestic Wine plc	98
74,170		MARR S.p.A.	1,749
64,165		Massmart Holdings Ltd	462
50,900		Matsumotokiyoshi Holdings Co Ltd	1,565
571,807		Metcash Ltd	988
451,326		Metro Wholesale & Food Specialist AG.	6,945
262,554		Metro, Inc	9,104
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
37,849	*	Migros Ticaret AS	$106
83,900		Ministop Co Ltd	1,573
141,784	*	Natural Grocers by Vitamin C	2,174
4,300		Nihon Chouzai Co Ltd	124
2,300		Nishimoto Co Ltd	93
165,181	e	North West Co, Inc	3,802
12,000		Okuwa Co Ltd	122
554,412	*	Performance Food Group Co	17,891
1,293,312		Pick’n Pay Stores Ltd	6,092
1,302,822		President Chain Store Corp	13,126
27,634		Pricesmart, Inc	1,633
16,500		Qol Co Ltd	249
208,302		Raia Drogasil S.A.	3,068
17,701	e	Rallye S.A.	183
25,273		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	1,301
14,700		Retail Partners Co Ltd	150
1,503,502	*,e	Rite Aid Corp	1,065
985,220		Robinsons Retail Holdings, Inc	1,499
54,879		Ryoshoku Ltd	1,400
10,600		San-A Co Ltd	401
790,813		Seven & I Holdings Co Ltd	34,365
2,216,400		Sheng Siong Group Ltd	1,723
7,000	e	Shoei Foods Corp	172
563,513		Shoprite Holdings Ltd	7,444
87,040		Shufersal Ltd	572
273,960	*	Smart & Final Stores, Inc	1,299
1,463,854	*	SMU S.A.	401
11,000		Sogo Medical Holdings Co Ltd	206
138,409	*	Sok Marketler Ticaret AS.	281
4,389,263		Sonae SPGS S.A.	4,080
239,807		Spar Group Ltd	3,455
240,838		Spartan Stores, Inc	4,138
433,000		Springland International Holdings Ltd	86
185,213	*	Sprouts Farmers Market, Inc	4,354
24,100		Sugi Pharmacy Co Ltd	952
2,722,527		Sun Art Retail Group Ltd	2,769
92,476		Sundrug Co Ltd	2,754
495,635		Sysco Corp	31,056
269,000		Taiwan TEA Corp	135
43,285,170		Tesco plc	104,973
28,277		Tsuruha Holdings, Inc	2,421
149,323	*	United Natural Foods, Inc	1,581
211,850		United Super Markets Holdings, Inc	2,313
638,216	*	US Foods Holding Corp	20,193
65,900		Valor Co Ltd	1,590
10,686		Village Super Market (Class A)	286
1,070,149		Walgreens Boots Alliance, Inc	73,123
11,672,050		Wal-Mart de Mexico SAB de C.V.	29,679
4,027,525	n	Walmart, Inc	375,164
12,339		Weis Markets, Inc	590
1,077,673		WM Morrison Supermarkets plc	2,930
1,123,239		Woolworths Ltd	23,300
237,251		X5 Retail Group NV	5,879
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,600		Yakuodo Co Ltd	$157
18,400		Yaoko Co Ltd	1,007
237,500	e	Yokohama Reito Co Ltd	1,979
226,300		Yonghui Superstores Co Ltd	259
3,045		Zur Rose Group AG.	279
		TOTAL FOOD & STAPLES RETAILING	1,499,399

FOOD, BEVERAGE & TOBACCO - 4.1%
146,787	*,e	22nd Century Group, Inc	365
1,393,454	*,e	a2 Milk Co Ltd	10,468
176,814		AAK AB	2,452
8,384		Agrana Beteiligungs AG.	154
15,154	e	AGT Food & Ingredients, Inc	185
453,977		Ajinomoto Co, Inc	8,067
4,498		Alico, Inc	133
3,677,852		Altria Group, Inc	181,649
5,066,974		AMBEV S.A.	20,078
187,463		Anadolu Efes Biracilik Ve Malt Sanayii AS	730
750,665		Anheuser-Busch InBev S.A.	49,453
794,815		Archer Daniels Midland Co	32,564
11,500		Ariake Japan Co Ltd	746
639,746	*	Aryzta AG.	709
344,169		Asahi Breweries Ltd	13,338
963,028		Associated British Foods plc	25,100
277,066		Astral Foods Ltd	3,080
576,000		Ausnutria Dairy Corp Ltd	647
435,480		Austevoll Seafood ASA	5,376
219,839	*,e	Australian Agricultural Co Ltd	170
22,077		Avanti Feeds Ltd	122
215,747		AVI Ltd	1,525
121,123	e	B&G Foods, Inc (Class A)	3,502
119,963		Bakkafrost P	5,872
95,999	g	Bakkavor Group plc	173
6,763		Barry Callebaut AG.	10,555
186,905	e	Bega Cheese Ltd	649
144,900		Beijing Dabeinong Technology Group Co Ltd	68
1,340		Bell AG.	416
52,500	*,e	Bellamy’s Australia Ltd	270
20,455		Binggrae Co Ltd	1,329
472,500	*	Biostime International Holdings Ltd	2,710
9,483	e	Bonduelle S.C.A.	308
10,748	*	Boston Beer Co, Inc (Class A)	2,589
410,800		Boustead Plantations BHD	74
472,786	*	BRF S.A.	2,672
76,537		Britannia Industries Ltd	3,412
151,304		British American Tobacco Malaysia BHD	1,319
4,206,467		British American Tobacco plc	133,846
2,782		British American Tobacco plc (ADR)	89
1,217,672		Britvic plc	12,402
81,307		Brown-Forman Corp	3,856
191,141		Brown-Forman Corp (Class B)	9,094
572,500		Bumitama Agri Ltd	260
875,166		Bunge Ltd	46,769
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
285,469		C&C Group plc	$891
20,123	e	Calavo Growers, Inc	1,468
62,774		Calbee, Inc	1,961
154,420		Cal-Maine Foods, Inc	6,532
98,900		Camil Alimentos S.A.	180
270,328	e	Campbell Soup Co	8,918
164,500		Carabao Group PCL	155
69,120		Carlsberg AS (Class B)	7,353
228,100		Carlsberg Brewery-Malay BHD	1,086
120,455	*,e	Castle Brands, Inc	102
25,666	*	CCL Products India Ltd	99
20,786	*,e	Celsius Holdings, Inc	72
678,200		Century Pacific Food, Inc	196
912,000		Charoen Pokphand Enterprise	1,577
3,044,226		Charoen Pokphand Foods PCL	2,301
8,005,000		China Agri-Industries Holdings Ltd	2,851
4,375,889	*,†,e	China Huishan Dairy Holdings Co Ltd	6
370,000	*,†	China Huiyuan Juice Group Ltd	0	^
4,559,946		China Mengniu Dairy Co Ltd	14,188
1,248,000	*	China Modern Dairy Holdings	124
1,623,164		China Resources Beer Holdings Company Ltd	5,675
45,700		Chubu Shiryo Co Ltd	511
613,392		Cia Cervecerias Unidas S.A.	7,897
7,343		CJ CheilJedang Corp	2,177
128,577		Cloetta AB	351
443,701		Coca-Cola Amatil Ltd	2,559
6,122		Coca-Cola Bottling Co Consolidated	1,086
11,345,293		Coca-Cola Co	537,200
128,846		Coca-Cola Embonor S.A.	311
1,186,862		Coca-Cola European Partners plc (Class A)	54,418
747,727		Coca-Cola Femsa S.A. de C.V.	4,534
529,281		Coca-Cola HBC AG.	16,565
49,687		Coca-Cola Icecek AS	289
101,500		Coca-Cola West Japan Co Ltd	3,027
7,590,000		Cofco International Ltd	2,771
417,000	*	COFCO Meat Holdings Ltd	77
6,954,080		ConAgra Brands, Inc	148,539
718,222		Constellation Brands, Inc (Class A)	115,504
14,401	e	Corby Spirit and Wine Ltd	196
214,732		Costa Group Holdings Ltd	1,123
168,793		Cott Corp (Toronto)	2,350
76,989	*	Craft Brewers Alliance, Inc	1,102
46,795		Cranswick plc	1,572
134,321		Daesang Corp	3,026
240,685	e	Dairy Crest Group plc	1,298
3,327,500	g	Dali Foods Group Co Ltd	2,455
1,150,979		Danone	81,124
269,409	*	Darling International, Inc	5,183
9,658,176		Davide Campari-Milano S.p.A	81,789
118,466		Dean Foods Co	451
5,508,888		Diageo plc	196,857
773		Dongwon F&B Co Ltd	199
3,912		Dongwon Industries Co Ltd	712
5,700		Dydo Drinco, Inc	298
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,214,000	*,†,e	Dynasty Fine Wines Group Ltd	$2
2,465,982		Eastern Tobacco	2,239
447,105	e	Easy Bio, Inc	2,431
65,159	e	Ebro Puleva S.A.	1,301
315,342		Embotelladora Andina S.A.	1,184
399,601		Embotelladoras Arca SAB de C.V.	2,232
1,417		Emmi AG.	984
28,300		Ezaki Glico Co Ltd	1,437
12,478	*	Farmer Bros Co	291
11,949		Farmsco	83
69,800		Feed One Co Ltd	113
1,079,400	*	Felda Global Ventures Holdings BHD	186
1,171,986		Fevertree Drinks plc	32,863
424,100		First Resources Ltd	481
174,333		Flowers Foods, Inc	3,220
2,829,663		Fomento Economico Mexicano S.A. de C.V.	24,295
362,007	e	Fonterra Shareholders’ Fund	1,128
111,209		ForFarmers NV	1,024
43,500		Foshan Haitian Flavouring & Food Co Ltd	438
149,700		Fraser & Neave Holdings BHD	1,212
61,824	e	Freedom Foods Group Ltd	202
186,490		Fresh Del Monte Produce, Inc	5,272
110,851	*	Freshpet, Inc	3,565
30,473		Fuji Oil Co Ltd	973
12,332		Fujicco Co Ltd	268
53,100		Fujiya Co Ltd	1,108
912,141	*	Future Consumer Ltd	594
267,497		Futuris Corp Ltd	1,332
788,818		General Mills, Inc	30,717
293,114		Genting Plantations BHD	699
346,200		GFPT PCL (Foreign)	128
176,834	e	Glanbia plc	3,321
4,469		Godfrey Phillips India Ltd	57
720,534		Golden Agri-Resources Ltd	129
245,245		GrainCorp Ltd-A	1,584
2,589,541		Great Wall Enterprise Co	2,817
447,343		Greencore Group plc	1,016
9,254	e	Greenyard Foods	77
38,265		Grieg Seafood ASA	452
322,390	e	Gruma SAB de C.V.	3,653
1,437,816	e	Grupo Bimbo S.A. de C.V. (Series A)	2,864
143,895	e	Grupo Herdez SAB de C.V.	300
91,588	*	Hain Celestial Group, Inc	1,453
46,347		Heineken Holding NV	3,916
379,028		Heineken NV	33,501
66,700		Henan Shuanghui Investment & Development Co Ltd	230
286,497		Hershey Co	30,707
13,700		Hokuto Corp	240
285,160	e	Hormel Foods Corp	12,171
124,172	*	Hostess Brands, Inc	1,358
79,048	e	Hotel Chocolat Group Ltd	267
41,152		House Foods Corp	1,409
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
444,331		Imperial Tobacco Group plc	$13,486
4,958,530		Indofood CBP Sukses Makmur Tbk	3,608
136,000		Industrias Bachoco SAB de C.V.	446
1,777,576	e	Inghams Group Ltd	5,172
92,142		Ingredion, Inc	8,422
125,000		Inner Mongolia Yili Industrial Group Co Ltd	418
1,653,697		IOI Corp BHD	1,777
6,258,848		ITC Ltd	25,236
38,400		Ito En Ltd	1,718
306,900		Itoham Yonekyu Holdings, Inc	1,856
18,997		J&J Snack Foods Corp	2,747
97,334		J.M. Smucker Co	9,100
1,211,421		Japan Tobacco, Inc	28,785
2,035,800		Japfa Ltd	1,093
796,297		JBS S.A.	2,379
363,639	e	Jeil Holdings Co Ltd	3,748
26,700		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	370
18,078		Jinro Ltd	269
11,199		John B. Sanfilippo & Son, Inc	623
26,300		J-Oil Mills, Inc	915
283,736		Juhayna Food Industries	178
46,473	e	Kagome Co Ltd	1,218
7,900		Kameda Seika Co Ltd	356
6,811		Kaveri Seed Co Ltd	56
237,551		Kellogg Co	13,543
6,500	e	Kenko Mayonnaise Co Ltd	115
446,990		Kerry Group plc (Class A)	44,262
112,596		Keurig Dr Pepper, Inc	2,887
11,500		KEY Coffee, Inc	218
1,164,460		Khon Kaen Sugar Industry PCL	107
165,271		Kikkoman Corp	8,844
1,090,190		Kirin Brewery Co Ltd	22,732
49,586	e	Koninklijke Wessanen NV	453
17,500		Kotobuki Spirits Co Ltd	676
4,402,099	n	Kraft Heinz Co	189,466
77,839	*	KRBL Ltd	314
124,806		KT&G Corp	11,363
351,252		Kuala Lumpur Kepong BHD	2,101
19,900		Kweichow Moutai Co Ltd	1,719
1,893		KWS Saat AG.	562
49,576		La Doria S.p.A	450
241,737		Lamb Weston Holdings, Inc	17,782
24,054		Lancaster Colony Corp	4,254
37,468	*	Landec Corp	444
907,825		Leroy Seafood Group ASA	6,909
481,028		Lien Hwa Industrial Corp	464
36,619		Limoneira Co	716
1,910		Lindt & Spruengli AG.	11,868
22		Lindt & Spruengli AG. (Registered)	1,641
1,237		Lotte Chilsung Beverage Co Ltd	1,552
881		Lotte Confectionery Co Ltd	119
3,374		Lotte Samkang Co Ltd	2,144
18,000		Luzhou Laojiao Co Ltd	107
72,180		M Dias Branco S.A.	797
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,403		Maeil Dairies Co Ltd	$1,583
50,842		Maple Leaf Foods, Inc	1,018
144,200	*	Marfrig Global Foods S.A.	203
68,100		Marudai Food Co Ltd	1,073
70,800		Maruha Nichiro Corp	2,379
103,666		McCormick & Co, Inc	14,434
29,400		Megmilk Snow Brand Co Ltd	761
122,301		MEIJI Holdings Co Ltd	9,967
22,167	e	MGP Ingredients, Inc	1,265
74,900	*	Minerva S.A.	96
26,400		Mitsui Sugar Co Ltd	668
257,104		Molson Coors Brewing Co (Class B)	14,439
6,051,577		Mondelez International, Inc	242,245
4,016,245	*	Monster Beverage Corp	197,680
24,060		Morinaga & Co Ltd	1,032
28,700		Morinaga Milk Industry Co Ltd	802
10,254		Muhak Co Ltd	125
22,800		Muyuan Foodstuff Co Ltd	96
6,000		Nagatanien Co Ltd	131
110,000		Namchow Chemical Industrial Ltd	168
165		Namyang Dairy Products Co Ltd	92
14,776	*,e	National Beverage Corp	1,060
24,678	*	Naturecell Co Ltd	265
34,778		Nestle India Ltd	5,518
136,200		Nestle Malaysia BHD	4,851
2,946,314		Nestle S.A.	239,131
70,100		New Hope Liuhe Co Ltd	74
66,500		Nichirei Corp	1,820
5,900		Nippon Beet Sugar Manufacturing Co Ltd	97
113,800		Nippon Flour Mills Co Ltd	1,908
70,872		Nippon Meat Packers, Inc	2,664
790,713		Nippon Suisan Kaisha Ltd	4,410
132,200		Nisshin Oillio Group Ltd	3,777
231,813		Nisshin Seifun Group, Inc	4,775
47,538		Nissin Food Products Co Ltd	2,979
1,705		Nong Shim Co Ltd	388
1,229		Nong Shim Holdings Co Ltd	77
7,339		Norway Royal Salmon ASA	152
26,531		Oceana Group Ltd	136
339,252		Origin Enterprises plc	2,224
14,453		Orion Corp	221
22,091		Orion Corp/Republic of Korea	2,369
22,376		Orior AG.	1,814
358,589		Orkla ASA	2,808
1,125		Ottogi Corp	729
740,831		PAN Fish ASA	15,615
2,396,089		PepsiCo, Inc	264,720
38,618		Pernod-Ricard S.A.	6,338
4,326,984		Philip Morris International, Inc	288,869
161,194	*	Pilgrim’s Pride Corp	2,500
80,711		Pioneer Foods Ltd	474
53,934	*	Post Holdings, Inc	4,807
997,829		PPB Group BHD	4,232
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
425,260	*,e	Premier Foods plc	$179
19,035		Premium Brands Holdings Corp	1,044
93,299		Prima Meat Packers Ltd	1,671
171,552	*	Primo Water Corp	2,403
5,692,200		PT Austindo Nusantara Jaya	455
6,904,600	*	PT BW Plantation Tbk	79
22,094,718		PT Charoen Pokphand Indonesia Tbk	11,114
406,811		PT Gudang Garam Tbk	2,370
23,666,400		PT Hanjaya Mandala Sampoerna Tbk	6,120
4,842,291		PT Indofood Sukses Makmur Tbk	2,508
19,080,200	*	PT Inti Agri Resources Tbk	318
13,177,100		PT Japfa Comfeed Indonesia Tbk	1,972
1,432,444		PT Nippon Indosari Corpindo Tbk	120
2,102,700		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	183
2,511,800		PT Salim Ivomas Pratama Tbk	80
2,243,900		PT Sawit Sumbermas Sarana Tbk	195
5,855,200		PT Tunas Baru Lampung Tbk	352
998		Pulmuone Co Ltd	71
66,300		Q.P. Corp	1,476
257,400		QL Resources BHD	424
35,091		Radico Khaitan Ltd	201
110,041		Remy Cointreau S.A.	12,476
12,000,000		RFM Corp	1,116
93,447	e	Rhodes Food Group Pty Ltd	116
6,600		Riken Vitamin Co Ltd	213
12,100		Rock Field Co Ltd	183
57,483	e	Rogers Sugar, Inc	229
8,600		Rokko Butter Co Ltd	168
148,756		Royal Unibrew A.S.	10,278
11,300		S Foods, Inc	419
18,355		Sakata Seed Corp	562
293,207		Salmar ASA	14,543
1,469		Samlip General Foods Co Ltd	168
2,178		Samyang Corp	107
2,046		Samyang Foods Co Ltd	96
10,021		Samyang Holdings Corp	704
26,187		Sanderson Farms, Inc	2,600
235,400		Sao Martinho S.A.	1,105
198,500		Sapporo Holdings Ltd	4,122
412,453		Saputo, Inc	11,840
40,313		Scandi Standard AB	282
105,307	g	Scandinavian Tobacco Group A.S.	1,269
9,740		Schouw & Co	728
803		Seaboard Corp	2,841
60,014		Select Harvests Ltd	258
8,818	*	Seneca Foods Corp	249
27,737		Shanxi Xinghuacun Fen Wine Factory Co Ltd	142
42,500		Showa Sangyo Co Ltd	1,154
3,003,960		Sime Darby Plantation BHD	3,453
551,337	*	Simply Good Foods Co	10,420
459,700		SLC Agricola S.A.	4,965
504,861		Standard Foods Corp	816
17,000		Starzen Co Ltd	586
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
125,311		Stock Spirits Group plc	$332
29,972		Strauss Group Ltd	681
46,505		Suedzucker AG.	603
107,983		Suntory Beverage & Food Ltd	4,876
151,910		Swedish Match AB	5,980
203,590	*,e	Synlait Milk Ltd	1,232
94,700		Takara Holdings, Inc	1,151
293,100		Taokaenoi Food & Marketing PCL	73
443,523		Tassal Group Ltd	1,381
185,681		Tata Tea Ltd	583
652,032		Tate & Lyle plc	5,487
1,480,409		Thai Union Group PCL	737
1,750,200		Thai Vegetable Oil PCL (Foreign)	1,424
839,600		Thaifoods Group PCL	78
1,393,000	*,e	Tibet 5100 Water Resources Holdings Ltd	479
153,914		Tiger Brands Ltd	2,927
2,015,190		Tingyi Cayman Islands Holding Corp	2,699
69,561		Tongaat Hulett Ltd	269
70,300		Tongwei Co Ltd	85
22,004	e	Tootsie Roll Industries, Inc	735
67,636		Toyo Suisan Kaisha Ltd	2,355
536,948		Treasury Wine Estates Ltd	5,599
113,769	*	TreeHouse Foods, Inc	5,769
377,579		Tsingtao Brewery Co Ltd	1,524
37,300		Tsingtao Brewery Co Ltd (Class A)	190
110,000		Ttet Union Corp	351
24,983		Turning Point Brands, Inc	680
471,236		Tyson Foods, Inc (Class A)	25,164
307,279		Ulker Biskuvi Sanayi AS	852
1,517,000		Uni-President China Holdings Ltd	1,314
12,097,977		Uni-President Enterprises Corp	27,446
416,574	*	United Spirits Ltd	3,790
50,489		Universal Corp	2,734
801,194		Universal Robina	1,931
68,258		Varun Beverages Ltd	767
134,483	e	Vector Group Ltd	1,309
2,445	*	Venky’s India Ltd	84
3,899	e	Vilmorin & Cie	252
280,936		Vina Concha y Toro S.A.	548
29,608		Viscofan S.A.	1,632
4,808,614		Want Want China Holdings Ltd	3,364
8,500		Warabeya Nichiyo Co Ltd	149
203,000	*	Wei Chuan Food Corp	147
8,145,193	g	WH Group Ltd	6,256
3,296,288		Wilmar International Ltd	7,549
67,500		Wuliangye Yibin Co Ltd	502
135,930		Yakult Honsha Co Ltd	9,516
96,932		Yamazaki Baking Co Ltd	2,030
576,000	*	Yashili International	103
404,000		Yihai International Holding Ltd	983
5,552		Zydus Wellness Ltd	108
		TOTAL FOOD, BEVERAGE & TOBACCO	4,249,152
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES - 5.3%
6,671,660		Abbott Laboratories	$482,561
56,734	*	Abiomed, Inc	18,441
173,435	*,e	Acadia Healthcare Co, Inc	4,459
170,211	*	Accuray, Inc	580
72,235	*	Addus HomeCare Corp	4,903
663,280	e	Advanced Medical Solutions Group plc	2,307
104,870	*	AGFA-Gevaert NV	400
1,994,000	g	AK Medical Holdings Ltd	1,103
315,636		Alfresa Holdings Corp	8,045
5,174,659	*	Alibaba Health Information Technology Ltd	4,192
115,862	*	Align Technology, Inc	24,265
28,000	*	Alliar Medicos A Frente S.A.	96
240,332	*	Allscripts Healthcare Solutions, Inc	2,317
217,338	e	Ambu A.S.	5,250
57,958	*	Amedisys, Inc	6,787
33,516	*	American Renal Associates Holdings, Inc	386
584,741		AmerisourceBergen Corp	43,505
59,144	*	AMN Healthcare Services, Inc	3,351
423,769		Amplifon S.p.A.	6,842
57,540	*	Angiodynamics, Inc	1,158
18,556	*	Anika Therapeutics, Inc	624
301,195		Ansell Ltd	4,679
177,852	*,e	Antares Pharma, Inc	484
665,920		Anthem, Inc	174,891
105,797	*	Apollo Hospitals Enterprise Ltd	1,904
8,010	*,e	Apollo Medical Holdings, Inc	159
149,422		Arjo AB	479
38,835		As One Corp	2,658
77,100		Asahi Intecc Co Ltd	3,262
24,912		Ascom Holding AG.	345
94,864	*	athenahealth, Inc	12,515
83,478	*	AtriCure, Inc	2,554
7,136		Atrion Corp	5,288
68,048	g	Attendo AB	606
1,118,037		Australian Pharmaceutical Industries Ltd	1,087
59,793	*	Avanos Medical, Inc	2,678
43,610	*	AxoGen, Inc	891
8,792	*,e	Axonics Modulation Technologies, Inc	133
760,850		Bangkok Chain Hospital PCL	390
15,085,045		Bangkok Dusit Medical Services PCL (Foreign)	11,305
1,263,054		Baxter International, Inc	83,134
386,859		Becton Dickinson & Co	87,167
19,670	*,g	Biocartis NV	224
29,591		BioMerieux	1,952
169,766	*	BioScrip, Inc	606
41,584	*	BioTelemetry, Inc	2,483
67,100		BML, Inc	1,723
6,744		Boditech Med, Inc	65
3,677,017	*	Boston Scientific Corp	129,946
391,099	*	Brookdale Senior Living, Inc	2,620
268,065		Bumrungrad Hospital PCL (Foreign)	1,543
77,823		Cantel Medical Corp	5,794
90,231	*	Capital Senior Living Corp	614
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
779,442		Cardinal Health, Inc	$34,763
152,820	*	Cardiovascular Systems, Inc	4,354
89,886		Carl Zeiss Meditec AG.	7,014
109,050	*	Castlight Health, Inc	237
153		Celesio AG.	5
25,616		Cellavision AB	555
46,910	*,e	Celltrion Healthcare Co Ltd	3,184
532,722	*	Centene Corp	61,423
510,223	*	Cerner Corp	26,756
313,968	*	Cerus Corp	1,592
27,113		Chemed Corp	7,681
2,330,000	*	China Medical & HealthCare Group Ltd	59
503,500		China Resources Phoenix Healthcare Holdings Co Ltd	329
3,136,400		Chularat Hospital PCL	185
1,378,636	n	Cigna Corp	261,831
108,365	*	Civitas Solutions, Inc	1,897
178,000	*,e	C-Mer Eye Care Holdings Ltd	114
68,170		Cochlear Ltd	8,353
124,261		Coloplast AS	11,558
17,907		CompuGroup Medical AG.	826
14,325	e	Computer Programs & Systems, Inc	360
31,987		Conmed Corp	2,054
425,244	g	ConvaTec Group plc	753
39,849		Cooper Cos, Inc	10,142
12,241	*	Corvel Corp	756
49,077	*	Cross Country Healthcare, Inc	360
46,408	*	CryoLife, Inc	1,317
32,175	*,e	CryoPort, Inc	355
18,695	*	Cutera, Inc	318
43,533	e	CVS Group plc	367
5,719,769		CVS Health Corp	374,759
208,900	*,e	CYBERDYNE, Inc	916
36,922	*,e	CytoSorbents Corp	298
1,383,947		Danaher Corp	142,713
171,789	*	DaVita, Inc	8,840
5,300		Dentium Co Ltd	274
458,596		Dentsply Sirona, Inc	17,064
203,647	*	DexCom, Inc	24,397
63,124		DiaSorin S.p.A.	5,125
6,350	*	DIO Corp	164
73,707	*,e	Diplomat Pharmacy, Inc	992
32,038	g	Dr Lal PathLabs Ltd	417
4,940		Draegerwerk AG.	263
5,062		Draegerwerk AG. & Co KGaA	239
1,534,507	*	Edwards Lifesciences Corp	235,040
19,800		Eiken Chemical Co Ltd	433
7,631		El.En. S.p.A	111
9,058	*,e,m	ElectroCore LLC	57
386,607		Elekta AB (B Shares)	4,591
104,335		EMIS Group plc	1,214
366,978		Encompass Health Corp	22,643
84,291		Ensign Group, Inc	3,270
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,213,382		Estia Health Ltd	$1,958
114,505	*,e	Evolent Health, Inc	2,284
56,008	e	Extendicare, Inc	261
227,809		Fagron NV	3,722
516,759		Fisher & Paykel Healthcare Corp	4,516
116,900		Fleury S.A.	595
7,929	*	FONAR Corp	160
190,648	*	Fortis Healthcare Ltd	384
228,379		Fresenius Medical Care AG.	14,804
149,824		Fresenius SE	7,242
537,992	*,e	Genesis Health Care, Inc	635
71,098	*,e	GenMark Diagnostics, Inc	346
143,143		Getinge AB (B Shares)	1,294
29,000		Ginko International Co Ltd	201
42,597	*,e	Glaukos Corp	2,393
109,507	*	Globus Medical, Inc	4,739
593,564		GN Store Nord	22,240
832,000	e	Golden Meditech Holdings Ltd	85
130,900		Green Hospital Supply, Inc	4,840
285,634	*,e	Guardant Health, Inc	10,737
10,498		Guerbet	632
258,230	*	Haemonetics Corp	25,836
5,173,800		Hartalega Holdings BHD	7,678
1,119,396		HCA Holdings, Inc	139,309
497,604		Healius Ltd	782
138,558	*	HealthEquity, Inc	8,265
1,247,070		Healthscope Ltd	1,959
105,836		HealthStream, Inc	2,556
17,723	*,e	Helius Medical Technologies, Inc	162
185,608	*	Henry Schein, Inc	14,574
17,499	*	Heska Corp	1,507
144,272		Hill-Rom Holdings, Inc	12,775
285,808	*	HMS Holdings Corp	8,040
14,900		Hogy Medical Co Ltd	428
1,051,627	*	Hologic, Inc	43,222
290,805		Hoya Corp	17,536
35,650		Huadong Medicine Co Ltd	138
48,321	e	Humana AB	327
517,970		Humana, Inc	148,388
2,875		Huons Global Co Ltd	114
44,462	*	ICU Medical, Inc	10,210
153,639	*	IDEXX Laboratories, Inc	28,580
2,847,942		IHH Healthcare BHD	3,708
32,000	*,e	iKang Healthcare Group, Inc (ADR)	652
5,872		InBody Co Ltd	115
40,416	*	Inogen Inc	5,018
113,060	*,e	Inovalon Holdings, Inc	1,603
15,238	*	Inspire Medical Systems, Inc	644
25,400		Instituto Hermes Pardini S.A.	122
203,954	*,e	Insulet Corp	16,178
267,221	*	Integer Holding Corp	20,378
66,495	*	Integra LifeSciences Holdings Corp	2,999
10,525	*	IntriCon Corp	278
437,954	*	Intuitive Surgical, Inc	209,745
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
46,096		Invacare Corp	$198
12,519	*,e	Ion Beam Applications	185
10,277	*,e	iRadimed Corp	251
112,471	*	iRhythm Technologies, Inc	7,814
35,300		Japan Lifeline Co Ltd	455
600,000	e	Japara Healthcare Ltd	472
25,900		Jeol Ltd	389
84,300		Jointown Pharmaceutical Group Co Ltd	179
1,914,753		Koninklijke Philips Electronics NV	67,130
238,199		Korian-Medica	8,478
1,111,000		Kossan Rubber Industries	1,167
9,432,192		KPJ Healthcare BHD	2,380
122,914	*	Laboratory Corp of America Holdings	15,531
107,935	*	Lantheus Holdings, Inc	1,689
11,961		Le Noble Age	597
46,315		LeMaitre Vascular, Inc	1,095
37,689	*	LHC Group, Inc	3,538
1,314,394		Life Healthcare Group Holdings Pte Ltd	2,417
1,336,000	*,e	Lifetech Scientific Corp	256
92,492	*	LivaNova plc	8,460
112,668		M3, Inc	1,518
50,077	*	Magellan Health Services, Inc	2,849
17,700		Mani, Inc	668
78,812	*	Masimo Corp	8,462
498,830		McKesson Corp	55,106
1,820	*,g	Medartis Holding AG.	103
10,500	*,e	Medical Data Vision Co Ltd	87
199,892	e	Medical Facilities Corp	2,202
43,227	*	Medicare Group	748
433,201		Mediceo Paltac Holdings Co Ltd	9,268
325,198		Mediclinic International plc	1,335
74,468	*	Medidata Solutions, Inc	5,021
4,495	*	Medipost Co Ltd	296
147,284	*	MEDNAX, Inc	4,860
3,637,077		Medtronic plc	330,829
88,640		Meinian Onehealth Healthcare Holdings Co Ltd	194
15,600		Menicon Co Ltd	397
58,324		Meridian Bioscience, Inc	1,012
68,201	*	Merit Medical Systems, Inc	3,806
652,923		Metlifecare Ltd	2,366
269,832	e	Microport Scientific Corp	266
34,900		Miraca Holdings, Inc	788
55,781	*,g	MLP Saglik Hizmetleri AS.	113
266,378	*	Molina Healthcare, Inc	30,958
13,636		Nagaileben Co Ltd	294
48,800		Nakanishi, Inc	832
156,072	*,e	Nanosonics Ltd	312
27,203	*,e,m	NantHealth, Inc	15
25,536		National Healthcare Corp	2,003
33,638		National Research Corp	1,283
42,536	*	Natus Medical, Inc	1,447
63,429	*	Neogen Corp	3,615
1,318,345		Network Healthcare Holdings Ltd	2,413
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,406		Neuca S.A.	$92
8,889	*	Neuronetics, Inc	172
107,313	*	Nevro Corp	4,173
99,372	*	NextGen Healthcare, Inc	1,505
82,000		Nichii Gakkan Co	768
67,200		Nihon Kohden Corp	2,191
42,067		Nikkiso Co Ltd	353
127,332		Nipro Corp	1,558
186,039	e	NMC Health plc	6,493
29,419	g	NNIT A.S.	827
289,845	*,e	Novocure Ltd	9,704
65,802	*	NuVasive, Inc	3,261
25,073	*	Nuvectra Corp	410
120,497	*	NxStage Medical, Inc	3,449
180,400		Odontoprev S.A.	639
219,468		Olympus Corp	6,712
67,691	*	Omnicell, Inc	4,145
302,465	*	OraSure Technologies, Inc	3,533
84,587		Oriola-KD Oyj (B Shares)	192
35,120	e	Orpea	3,587
64,187	*	Orthofix International NV	3,369
9,930	*	OrthoPediatrics Corp	346
6,543	*	Osstem Implant Co Ltd	315
80,525		Owens & Minor, Inc	510
126,333	*	Oxford Immunotec Global plc	1,615
65,100		Paramount Bed Holdings Co Ltd	2,685
105,620		Patterson Cos, Inc	2,076
44,113	*,e	Penumbra, Inc	5,391
20,178	*,e	PetIQ, Inc	474
45,987		Phonak Holding AG.	7,562
79,000	*,†,m	Pihsiang Machinery Manufacturing Co Ltd	44
641,832	*	Premier, Inc	23,972
1,008,300	*	Principal Capital PCL	146
163,822		Pro Medicus Ltd	1,257
122,369	*	Providence Service Corp	7,345
12,948	e	Pulse Biosciences, Inc	148
619,400		Qualicorp S.A.	2,058
222,335		Quest Diagnostics, Inc	18,514
44,326	*	Quidel Corp	2,164
48,317	*,e	Quorum Health Corp	140
455,125	*	R1 RCM, Inc	3,618
176,043	*	RadNet, Inc	1,790
493,307	e	Raffles Medical Group Ltd	398
54,504		Ramsay Health Care Ltd	2,217
15,675	*,e	RaySearch Laboratories AB	171
83,761		Regis Healthcare Ltd	156
7,957,500		Religare Health Trust	4,262
118,481		Resmed, Inc	13,491
12,326		Rhoen Klinikum AG.	312
195,000		Rion Co Ltd	3,062
155,900		Riverstone Holdings Ltd	130
57,355	*,e	Rockwell Medical, Inc	130
70,384	*	RTI Biologics, Inc	260
312,532		Ryman Healthcare Ltd	2,255
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
30,184		Sartorius AG.	$3,757
21,758	*	SeaSpine Holdings Corp	397
4,000	e	Seed Co Ltd	46
1,226,518		Selcuk Ecza Deposu Ticaret ve Sanayi AS	646
217,834	*	Select Medical Holdings Corp	3,344
119,412	*,e	Senseonics Holdings, Inc	309
4,184,415		Shandong Weigao Group Medical Polymer Co Ltd	3,380
65,000		Shanghai Pharmaceuticals Holding Co Ltd	161
857,140		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	1,740
10,525	*,e	SI-BONE, Inc	220
229,602	*,g	Siemens Healthineers AG.	9,594
77,676	e	Sienna Senior Living, Inc	896
31,269	*	Sientra, Inc	397
810,569		Sigma Healthcare Ltd	326
16,509		Simulations Plus, Inc	329
1,564,671		Sinopharm Group Co	6,588
596,780		Smith & Nephew plc	11,171
1,500		Software Service, Inc	109
30,400		Solasto Corp	305
194,496		Sonic Healthcare Ltd	3,034
182,917	g	Spire Healthcare Group plc	254
33,000		St. Shine Optical Co Ltd	580
320,475	*	Staar Surgical Co	10,226
260,273		STERIS Plc	27,810
3,013		STRATEC Biomedical AG.	173
21,782		Straumann Holding AG.	13,757
757,177		Stryker Corp	118,687
3,484		Suheung Capsule Co Ltd	73
259,202		Summerset Group Holdings Ltd	1,109
3,440,700		Supermax Corp BHD	2,896
25,947	*,e	Surgery Partners, Inc	254
16,423	*	SurModics, Inc	776
103,682		Suzuken Co Ltd	5,280
53,742		Sysmex Corp	2,552
22,495	*	Tabula Rasa HealthCare, Inc	1,434
22,461	*,e	Tactile Systems Technology, Inc	1,023
32,000		TaiDoc Technology Corp	183
64,204	*	Tandem Diabetes Care, Inc	2,438
114,418	*,e	Teladoc, Inc	5,672
14,767		Teleflex, Inc	3,817
178,073	*	Tenet Healthcare Corp	3,052
168,476		Terumo Corp	9,503
184,300		Thonburi Healthcare Group PCL	187
50,841	*	Tivity Health, Inc	1,261
303,300	e	Toho Pharmaceutical Co Ltd	7,418
12,900		Tokai Corp (GIFU)	327
1,483,800		Top Glove Corp BHD	2,012
2,414,000	*,†,e	Town Health International Medical Group Ltd	3
209,971	*,e	TransEnterix, Inc	475
165,357	*	Triple-S Management Corp (Class B)	2,876
30,200		Tsuki Corp	230
154,880		United Drug plc	1,179
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,974,278	e	UnitedHealth Group, Inc	$740,952
280,231		Universal Health Services, Inc (Class B)	32,664
4,659,000	g	Universal Medical Financial & Technical Advisory Services Co Ltd	3,484
15,847		US Physical Therapy, Inc	1,622
4,679		Utah Medical Products, Inc	389
4,119		Value Added Technologies Co Ltd	80
12,663	*	Vapotherm, Inc	253
53,060	*	Varex Imaging Corp	1,256
86,013	*	Varian Medical Systems, Inc	9,746
386,710	*	Veeva Systems, Inc	34,541
3,485,500		Vibhavadi Medical Center PCL (Foreign)	214
3,966		Vieworks Co Ltd	117
80,403	*,e	ViewRay, Inc	488
242,715		Virtus Health Ltd	754
210,400		VITAL KSK Holdings, Inc	2,162
38,234	*	Vocera Communications, Inc	1,504
324,305	*	WellCare Health Plans, Inc	76,565
59,320		West Pharmaceutical Services, Inc	5,815
193,405	*,e	William Demant Holding A.S.	5,507
650,210	*,e	Wright Medical Group NV	17,699
3,652		Ypsomed Holding AG.	433
2,101,958		Zimmer Biomet Holdings, Inc	218,015
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,469,783

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
3,816	*	Aekyung Industrial Co Ltd	164
32,823		Amorepacific Corp	6,176
9,037		Amorepacific Corp (Preference)	833
1,351	*	Avon Products, Inc	2
52,115		Bajaj Corp Ltd	275
29,083		Beiersdorf AG.	3,033
5,834,600		Best World International Ltd	11,251
8,216	e	Blackmores Ltd	706
136,053	e	BWX Ltd	151
49,557	*,e	Central Garden & Pet Co	1,707
139,011	*	Central Garden and Pet Co (Class A)	4,344
27,000		Chlitina Holding Ltd	226
241,268		Church & Dwight Co, Inc	15,866
138,084		Clorox Co	21,284
674,682		Colgate-Palmolive Co	40,157
4,660		Cosmax, Inc	544
484,882		Coty, Inc	3,181
769,118		Dabur India Ltd	4,742
29,700		Dr Ci:Labo Co Ltd	1,588
8,500	e	Earth Chemical Co Ltd	391
156,984	*	Edgewell Personal Care Co	5,863
126,221		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	65
73,395	*,e	elf Beauty, Inc	636
233,869		Energizer Holdings, Inc	10,559
529,074		Essity AB	13,005
1,106,579		Estee Lauder Cos (Class A)	143,966
43,600	*,e	Euglena Co Ltd	230
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
87,100		Fancl Corp	$2,222
9,148		Gillette India Ltd	851
449,546		Godrej Consumer Products Ltd	5,219
68,000		Grape King Industrial Co	421
768,447		Hengan International Group Co Ltd	5,579
20,067		Henkel KGaA	1,975
38,782		Henkel KGaA (Preference)	4,236
408,279	*	Herbalife Ltd	24,068
980,113		Hindustan Lever Ltd	25,538
8,064		Inter Parfums S.A.	312
25,332		Inter Parfums, Inc	1,661
4,960		It’s Skin Co Ltd	120
25,584		Jamieson Wellness, Inc	400
11,351	*	Jayjun Cosmetic Co Ltd	111
98,330		Jyothy Laboratories Ltd	301
422,407		Kao Corp	31,266
414,762		Kimberly-Clark Corp	47,258
1,295,316	e	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	2,055
36,600		Kitanotatsujin Corp	123
89,300		Kobayashi Pharmaceutical Co Ltd	6,056
7,367		Kolmar BNH Co Ltd	132
8,957		Korea Kolmar Co Ltd	566
4,618		Korea Kolmar Holdings Co Ltd	122
68,900		Kose Corp	10,823
9,473		LG Household & Health Care Ltd	9,362
2,546		LG Household & Health Care Ltd (Preference)	1,499
252,600		Lion Corp	5,221
323,340		L’Oreal S.A.	73,988
25,158		Mandom Corp	685
807,217		Marico Ltd	4,315
22,820		Medifast, Inc	2,853
17,700		Milbon Co Ltd	721
5,000		MTG Co Ltd	240
198,698		Natura Cosmeticos S.A.	2,306
9,142	e	Natural Health Trends Corp	169
15,323	*	Nature’s Sunshine Products, Inc	125
11,700		Noevir Holdings Co Ltd	508
91,023		Nu Skin Enterprises, Inc (Class A)	5,582
5,786	*	NUTRIBIOTECH Co Ltd	86
1,404,000		NVC Lighting Holdings Ltd	88
6,643		Oil-Dri Corp of America	176
47,037		Ontex Group NV	965
27,126	e	Oriflame Holding AG.	610
20,589		Pacific Corp	1,344
140,100		Pigeon Corp	5,976
237,805		Pola Orbis Holdings, Inc	6,408
7,892,706		Procter & Gamble Co	725,498
6,186,000		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	361
1,618,129		PT Unilever Indonesia Tbk	5,119
181,654		PZ Cussons plc	494
1,455,256		Reckitt Benckiser Group plc	111,438
10,829	*,e	Revlon, Inc (Class A)	273
74,639		Sarantis S.A.	596
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
517,591		Shiseido Co Ltd	$32,416
23,074		Spectrum Brands Holdings, Inc	975
6,800		ST Corp	115
57,980		TCI Co Ltd	976
461,636		Uni-Charm Corp	14,930
2,898,069		Unilever NV	156,995
1,523,748		Unilever plc	80,001
135,981	*	USANA Health Sciences, Inc	16,009
156,000		Vinda International Holdings Ltd	245
17,268	e	WD-40 Co	3,165
115,600	e	YA-MAN Ltd	1,443
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,736,636

INSURANCE - 4.1%
152,492		Admiral Group plc	3,979
2,485,987		Aegon NV	11,643
494,772		Aflac, Inc	22,542
37,418		Ageas	1,684
13,641,806		AIA Group Ltd	113,320
86,495		Alleghany Corp	53,914
686,241		Allianz AG.	137,904
567,320		Allstate Corp	46,878
138,789		Alm Brand AS	1,064
58,901	*	AMBAC Financial Group, Inc	1,015
332,910		American Equity Investment Life Holding Co	9,301
78,229		American Financial Group, Inc	7,082
4,259,001		American International Group, Inc	167,847
4,614		American National Insurance Co	587
46,563		Amerisafe, Inc	2,640
53,717		Anadolu Hayat Emeklilik AS	61
143,437		Anadolu Sigorta	112
9,100	e	Anicom Holdings, Inc	301
44,707		Aon plc	6,499
352,148	*	Arch Capital Group Ltd	9,409
698,393		Argo Group International Holdings Ltd	46,967
69,990		Arthur J. Gallagher & Co	5,158
91,454		Aspen Insurance Holdings Ltd	3,840
448,305		ASR Nederland NV	17,739
629,701		Assicurazioni Generali S.p.A.	10,525
56,756		Assurant, Inc	5,076
58,223		Assured Guaranty Ltd	2,229
4,246,109	*	Athene Holding Ltd	169,122
3,789,713		Aviva plc	18,138
1,937,521		AXA S.A.	41,815
721,538		Axis Capital Holdings Ltd	37,260
32,940		Bajaj Finserv Ltd	3,054
11,912		Baloise Holding AG.	1,645
614,074		BB Seguridade Participacoes S.A.	4,372
571,048		Beazley plc	3,670
4,407,029	*	Berkshire Hathaway, Inc (Class B)	899,827
51,584	*	Brighthouse Financial, Inc	1,572
229,429		Brown & Brown, Inc	6,323
8,322,816		Cathay Financial Holding Co Ltd	12,741
5,757,494		China Insurance International Holdings Co Ltd	15,829
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,300		China Life Insurance Co Ltd	$37
8,301,890		China Life Insurance Co Ltd	17,556
2,561,253		China Life Insurance Co Ltd (Taiwan)	2,324
57,700		China Pacific Insurance Group Co Ltd	239
2,644,539		China Pacific Insurance Group Co Ltd (Hong Kong)	8,546
7,552,000		China Reinsurance Group Corp	1,543
2,047,250		Chubb Ltd	264,464
66,608		Cincinnati Financial Corp	5,157
65,488	*,e	Citizens, Inc (Class A)	492
19,906	*	Clal Insurance	280
69,142		CNA Financial Corp	3,053
98,778		CNP Assurances	2,097
550,108		Conseco, Inc	8,186
3,630,000	*,†,e	Convoy Financial Holdings Ltd	5
529,845		Corp Mapfre S.A.	1,407
45,252		Crawford & Co (Class B)	407
2,563,707		Dai-ichi Mutual Life Insurance Co	39,813
1,080,479		Direct Line Insurance Group plc	4,392
315,260		Discovery Holdings Ltd	3,501
26,794		Donegal Group, Inc (Class A)	366
50,166		Dongbu Insurance Co Ltd	3,159
37,129	*	eHealth, Inc	1,426
11,942		EMC Insurance Group, Inc	380
280,593		Employers Holdings, Inc	11,776
15,329	*	Enstar Group Ltd	2,569
33,037		Erie Indemnity Co (Class A)	4,404
20,729		Everest Re Group Ltd	4,514
25,173		Fairfax Financial Holdings Ltd	11,081
24,000	e	Fanhua, Inc (ADR)	527
16,159		FBL Financial Group, Inc (Class A)	1,061
16,286		FedNat Holding Co	324
393,630		First American Financial Corp	17,572
529,659		FNF Group	16,652
5,229	e	Fondiaria-Sai S.p.A	12
1,012,831	*	Genworth Financial, Inc (Class A)	4,720
170,327		Gjensidige Forsikring BA	2,665
11,807		Global Indemnity Ltd	428
13,166	*,e	Goosehead Insurance, Inc	346
444,310		Great-West Lifeco, Inc	9,171
41,371	*	Greenlight Capital Re Ltd (Class A)	357
75,125		Grupo Catalana Occidente S.A.	2,806
34,850	*	Hallmark Financial Services	373
73,857		Hannover Rueckversicherung AG.	9,954
61,320		Hanover Insurance Group, Inc	7,160
157,718		Hanwha Non-Life Insurance Co Ltd	834
204,559		Harel Insurance Investments & Finances Ltd	1,343
3,778,697		Hartford Financial Services Group, Inc	167,963
683,944	g	Hastings Group Holdings Ltd	1,628
10,089		HCI Group, Inc	513
18,096	*,e	Health Insurance Innovations, Inc	484
5,339		Helvetia Holding AG.	3,122
28,413	e	Heritage Insurance Holdings, Inc	418
196,935		Hiscox Ltd	4,070
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
52,594		Horace Mann Educators Corp	$1,970
11,900		Hubei Biocause Pharmaceutical Co Ltd	10
123,086		Hyundai Marine & Fire Insurance Co Ltd	4,520
18,496		IDI Insurance Co Ltd	947
5,546		Independence Holding Co	195
68,504		Industrial Alliance Insurance and Financial Services, Inc	2,186
100,701	g	ING Life Insurance Korea Ltd	2,526
2,489,530		Insurance Australia Group Ltd	12,279
274,828		Intact Financial Corp	19,968
1,841		Investors Title Co	325
112,500		IRB Brasil Resseguros S	2,423
98,120		James River Group Holdings Ltd	3,585
2,105,100		Japan Post Holdings Co Ltd	24,306
1,800	e	Japan Post Insurance Co Ltd	42
1,008,214		Just Retirement Group plc	1,179
94,714		Kemper Corp	6,287
10,838		Kingstone Cos, Inc	192
24,483		Kinsale Capital Group, Inc	1,360
1,670,318		Korea Life Insurance Co Ltd	6,324
61,884		Korean Reinsurance Co	480
124,416		Lancashire Holdings Ltd	960
9,128,651		Legal & General Group plc	26,896
668,581		Liberty Holdings Ltd	5,112
710,483		Lincoln National Corp	36,455
173,066		Loews Corp	7,878
23,637		Lotte Non-Life Insurance Co Ltd	56
95,110		Maiden Holdings Ltd	157
324,688	e	Manulife Financial Corp	4,607
2,924,977		Manulife Financial Corp (Toronto)	41,501
5,393	*	Markel Corp	5,598
1,013,755		Marsh & McLennan Cos, Inc	80,847
113,243	*	Max India Ltd	723
212,684	*,e	MBIA, Inc	1,897
2,847,358		Medibank Pvt Ltd	5,155
51,075		Menorah Mivtachim Holdings Ltd	543
1,117,999		Mercuries & Associates Holding Ltd	647
224,058	*	Mercuries Life Insurance Co Lt	85
16,953		Mercury General Corp	877
311,716		Meritz Fire & Marine Insurance Co Ltd	6,097
2,265,137		Metlife, Inc	93,006
533,488	*	Metropolitan Holdings Ltd	633
238,305		Migdal Insurance Holdings Ltd	203
238,131		Mirae Asset Life Insurance Co Ltd	983
439,183		Mitsui Sumitomo Insurance Group Holdings, Inc	12,484
30,528		Muenchener Rueckver AG.	6,658
110,737		National General Holdings Corp	2,681
3,767		National Western Life Group, Inc	1,133
44,066		Navigators Group, Inc	3,062
9,800		New China Life Insurance Co Ltd	60
776,382		New China Life insurance Co Ltd (Hong Kong)	3,081
14,989	*	NI Holdings, Inc	236
334,705		nib holdings Ltd	1,227
273,182		NKSJ Holdings, Inc	9,280
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
472,859		NN Group NV	$18,800
10,302,665		Old Mutual Ltd	16,008
101,485		Old Mutual Ltd (London)	151
275,659		Old Republic International Corp	5,670
8,389,288		People’s Insurance Co Group of China Ltd	3,368
400,444		Phoenix Group Holdings plc	2,876
73,564		Phoenix Holdings Ltd	373
8,909,239		PICC Property & Casualty Co Ltd	9,091
12,597,976	e	Ping An Insurance Group Co of China Ltd	111,139
160,400		Ping An Insurance Group Co of China Ltd (Class A)	1,312
427,474		Porto Seguro S.A.	5,755
632,402	g	Poste Italiane S.p.A	5,071
668,839		Power Corp Of Canada	12,018
803,965		Power Financial Corp	15,211
595,195		Powszechny Zaklad Ubezpieczen S.A.	7,012
117,183		Primerica, Inc	11,450
224,150		Principal Financial Group	9,901
118,724		ProAssurance Corp	4,815
1,023,216		Progressive Corp	61,731
12,481		Protective Insurance Corp	208
41,618	*,e	Protector Forsikring ASA	231
2,301,937		Prudential Financial, Inc	187,723
5,441,594		Prudential plc	97,168
57,256,000	*	PT Panin Insurance Tbk	4,181
271,713,400	*	PT Panin Life Tbk	5,069
147,128	*	Qatar Insurance Co SAQ	1,449
1,749,436		QBE Insurance Group Ltd	12,457
114,300		Qualitas Controladora SAB de C.V.	241
470,390		Rand Merchant Investment Holdings Ltd	1,189
100,330		Reinsurance Group of America, Inc (Class A)	14,069
24,233		RenaissanceRe Holdings Ltd	3,240
48,939		RLI Corp	3,376
982,773		RSA Insurance Group plc	6,450
636,889	g	Sabre Insurance Group plc	2,216
18,368		Safety Insurance Group, Inc	1,503
954,722		Saga plc	1,260
1,753,044		Sampo Oyj (A Shares)	77,694
32,085		Samsung Fire & Marine Insurance Co Ltd	7,715
58,810		Samsung Life Insurance Co Ltd	4,303
2,529,652		Sanlam Ltd	14,012
180,278		SCOR SE	8,105
81,066		Selective Insurance Group, Inc	4,940
32,636,780		Shin Kong Financial Holding Co Ltd	9,544
454,000		Shinkong Insurance Co Ltd	516
93,998		Societa Cattolica di Assicurazioni SCRL	765
822,392		Sony Financial Holdings, Inc	15,327
20,887		State Auto Financial Corp	711
502,464		Steadfast Group Ltd	974
65,684		Stewart Information Services Corp	2,719
380,953		Storebrand ASA	2,718
951,894		Sul America SA	7,016
550,387		Sun Life Financial, Inc	18,259
923,464		Suncorp-Metway Ltd	8,219
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,687		Swiss Life Holding	$6,827
69,949		Swiss Re Ltd	6,435
1,560,418		T&D Holdings, Inc	18,050
1,364,212	*	Third Point Reinsurance Ltd	13,151
98,539		TI Financial Holdings Ltd	743
36,223		Tiptree Financial, Inc	202
2,782,181		Tokio Marine Holdings, Inc	132,178
21,966		Tong Yang Life Insurance	94
214,614		Topdanmark AS	10,016
73,093		Torchmark Corp	5,448
108,822		Travelers Cos, Inc	13,031
115,224	*,e	Trupanion, Inc	2,934
64,991		Tryg A.S.	1,639
516,170		Unipol Gruppo Finanziario S.p.A	2,082
260,831		Uniqa Versicherungen AG.	2,349
51,869		United Fire & Casualty Co	2,876
26,504		United Insurance Holdings Corp	440
62,899		Universal Insurance Holdings, Inc	2,385
260,854		UnumProvident Corp	7,664
77,503		W.R. Berkley Corp	5,728
5,003		White Mountains Insurance Group Ltd	4,291
113,527		Wiener Staedtische Allgemeine Versicherung AG.	2,638
233,933		Willis Towers Watson plc	35,525
43,600		Wiz Solucoes e Corretagem de Seguros S.A.	79
15,294		Wuestenrot & Wuerttembergische AG.	281
217,800	*,e,g	ZhongAn Online P&C Insurance Co Ltd	695
427,024		Zurich Financial Services AG.	127,291
		TOTAL INSURANCE	4,246,674

MATERIALS - 4.8%
36,321	*,m	A Schulman, Inc	69
48,039		Aarti Industries	993
128,818		Acerinox S.A.	1,277
7,499		Achilles Corp	126
224,400		ADEKA Corp	3,244
268,645		Adelaide Brighton Ltd	809
21,687	e	Advanced Emissions Solutions, Inc	229
55,714		Advanced Metallurgical Group NV	1,798
80,063	*	Advansa Sasa Polyester Sanayi AS	124
130,451	*	AdvanSix, Inc	3,175
134,465		Aeci Ltd	780
104,718	*	African Barrick Gold Ltd	245
689,113		African Rainbow Minerals Ltd	6,818
157,031		Agnico-Eagle Mines Ltd	6,338
37,942	*,e	AgroFresh Solutions, Inc	144
15,000		Aichi Steel Corp	469
72,040		Air Liquide	8,946
217,656		Air Products & Chemicals, Inc	34,836
40,550		Air Water, Inc	611
33,115		AK Holdings, Inc	1,606
486,094	*,e	AK Steel Holding Corp	1,094
6,349		Akzo Nobel India Ltd	159
394,271		Akzo Nobel NV	31,752
247,061		Alamos Gold, Inc	889
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,238,706		Albemarle Corp	$95,467
342,219	*	Alcoa Corp	9,096
2,182,913		Alexandria Mineral Oils Co	761
696,993	*	Allegheny Technologies, Inc	15,174
26,648		Altius Minerals Corp	211
660,971		Altri SGPS S.A.	4,404
489,965	*,e	Altura Mining Ltd	48
1,868,847		Alumina Ltd	3,027
4,055,445	*	Aluminum Corp of China Ltd	1,298
644,068		Ambuja Cements Ltd	2,075
1,765,500		Amcor Ltd	16,485
82,827		American Vanguard Corp	1,258
3,729,000		AMVIG Holdings Ltd	852
60,606	*,e	Amyris, Inc	202
640,785		Anadolu Cam Sanayii AS	324
235,610	*	Anatolia Minerals Development Ltd	435
1,600,000		Angang New Steel Co Ltd	1,104
215,200		Angang Steel Co Ltd	161
111,256		Anglo American Platinum Ltd	4,148
2,071,376		Anglo American plc (London)	46,317
415,616		AngloGold Ashanti Ltd	5,280
2,669,369		Anhui Conch Cement Co Ltd	12,908
77,100		Anhui Conch Cement Co Ltd (Class A)	330
1,173,033		Antofagasta plc	11,732
172,111		APERAM	4,529
4,288	*	APL Apollo Tubes Ltd	72
40,068		Aptargroup, Inc	3,769
969,326		ArcelorMittal	20,065
43,186		Ardagh Group S.A.	479
289,300		Arkema	24,836
22,274		Asahi Holdings, Inc	456
1,507,485		Asahi Kasei Corp	15,472
246,768		Ashland Global Holdings, Inc	17,511
1,875,500		Asia Cement China Holdings Corp	1,315
935		Asia Cement Co Ltd	87
2,209,024		Asia Cement Corp	2,443
394,914		Asian Paints Ltd	7,759
19,171		Atul Ltd	943
54,035		Aurubis AG.	2,678
1,004,496		Ausdrill Ltd	842
83,888		Avery Dennison Corp	7,536
410,486	*	Axalta Coating Systems Ltd	9,614
620,765	*	B2Gold Corp	1,814
65,002		Balchem Corp	5,093
676,010		Ball Corp	31,083
3,788,100		Baoshan Iron & Steel Co Ltd	3,592
1,327,753		Barrick Gold Corp (Canada)	17,924
6,466		BASF India Ltd	143
1,404,538		BASF SE	97,831
5,109		Bayer CropScience Ltd	309
27,900		BBMG Corp	14
14,462,000		BBMG Corp	4,554
23,614	e	Bekaert S.A.	569
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
49,700		Bemis Co, Inc	$2,281
1,800,048	*	Berry Plastics Group, Inc	85,556
3,760,667		BHP Billiton Ltd	90,899
575,767	e	BHP Billiton Ltd (ADR)	27,804
3,049,919		BHP Group plc	64,448
111,641	e	Billerud AB	1,334
4,850	*,e	Bio On Spa	316
11,489	*	Birla Corp Ltd	99
625,524		BlueScope Steel Ltd	4,825
85,874		Boise Cascade Co	2,048
379,910		Boliden AB	8,232
1,084,944		Boral Ltd	3,776
62,756		Borregaard ASA	544
61,973	*	Boryszew S.A.	78
139,000		Bradespar S.A.	1,136
368,775		Braskem S.A.	4,504
173,871		Brickworks Ltd	2,038
55,778	e	Buzzi Unicem S.p.A.	962
56,809		Buzzi Unicem S.p.A. RSP	623
98,548		Cabot Corp	4,232
330,500		Cahya Mata Sarawak BHD	215
706,600	*	Canfor Corp	8,556
235,618		Canfor Pulp Products, Inc	2,798
86,697		CAP S.A.	760
103,022		Carpenter Technology Corp	3,669
250,229	e	Cascades, Inc	1,875
207,259		CCL Industries	7,600
120,995		Celanese Corp (Series A)	10,886
78,238		Cementir S.p.A.	462
450,254		Cementos Argos S.A.	965
89,946	*	Cemex Latam Holdings S.A.	102
16,873,478	*,e	Cemex S.A. de C.V.	8,148
598,300	*	Cemex SAB de C.V. (ADR)	2,884
860,964		Centamin plc	1,198
270,065	*	Centerra Gold, Inc	1,159
102,231	e	Central Asia Metals plc	283
79,807	*	Century Aluminum Co	583
77,000		Century Iron & Steel Industrial Co Ltd	162
33,121	*	Century Plyboards India Ltd	84
16,187	*	Century Textile & Industries Ltd	214
519,206		CF Industries Holdings, Inc	22,591
219,408		Chambal Fertilizers & Chemicals Ltd	465
9,148		Chase Corp	915
2,262,258		Chemours Co	63,841
4,120,560		Cheng Loong Corp	2,493
300,000	*	Chiho-Tiande Group Ltd	76
1,072,695		China BlueChemical Ltd	337
207,029		China General Plastics Corp	148
50,600		China Hi-ment Corp	83
1,698,000		China Hongqiao Group Ltd	966
1,742,841		China Manmade Fibers Corp	579
176,112		China Metal Products	222
858,455	*,†,e,m	China Metal Recycling Holdings Ltd	1
488,000	*,g	China Metal Resources Utilization Ltd	272
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,537,900	e	China Molybdenum Co Ltd	$4,985
263,800		China Molybdenum Co Ltd (Class A)	145
11,187,282		China National Building Material Co Ltd	7,655
119,700		China Northern Rare Earth Group High-Tech Co Ltd	153
594,000		China Oriental Group Co Ltd	354
1,438,628	*	China Petrochemical Development Corp	513
2,426,000		China Resources Cement Holdings Ltd	2,188
2,267,000		China Sanjiang Fine Chemicals	545
3,973,420	*,e	China Shanshui Cement Group Ltd	1,071
99,000		China Steel Chemical Corp	441
25,975,303		China Steel Corp	20,512
472,897		China Synthetic Rubber Corp	598
117,000		China XLX Fertiliser Ltd	38
2,314,000	e	China Zhongwang Holdings Ltd	1,025
177,114		Christian Hansen Holding	15,722
37,200		Chugoku Marine Paints Ltd	307
2,102,000	*	Chung Hung Steel Corp	731
295,540		Chung Hwa Pulp Corp	93
423,183	e	Cia de Minas Buenaventura S.A. (ADR) (Series B)	6,864
551,048	*	Cia Siderurgica Nacional S.A.	1,253
17,598		Ciech S.A.	209
23,750		Clariant AG.	438
21,293	*	Clearwater Paper Corp	519
509,168	*,e	Cleveland-Cliffs, Inc	3,916
437,795	*	Coeur Mining, Inc	1,957
176,312		Commercial Metals Co	2,825
86,132	*,†	Companhia Vale do Rio Doce	0
42,739		Compass Minerals International, Inc	1,782
76,801	*	Constellium NV	537
97,629	*	Continental Gold, Inc	161
42,306		Corbion NV	1,185
85,227		Coromandel International Ltd	549
26,098	e	Corticeira Amorim SGPS S.A.	271
185,772	g	Covestro AG.	9,200
294,000	e	CPMC Holdings Ltd	141
1,861,076		CRH plc	49,294
30,380		Croda International plc	1,814
3,479,113	*	Crown Holdings, Inc	144,627
351,691		CSR Ltd	696
1,287,500		D&L Industries Inc	269
187,499		Daicel Chemical Industries Ltd	1,925
33,000		Daido Steel Co Ltd	1,295
28,000		Daiken Corp	506
16,071		Dainichiseika Color & Chemicals Manufacturing Co Ltd	396
108,000		Dainippon Ink and Chemicals, Inc	3,304
42,572	e	Daio Paper Corp	490
8,400		Daiso Co Ltd	188
101,002		DCM Shriram Ltd	489
127,200		Denki Kagaku Kogyo KK	3,580
130,651	*	Detour Gold Corp	1,103
2,238,600		DG Khan Cement Co Ltd	1,293
295,087		Domtar Corp	10,366
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
18,919		Dongjin Semichem Co Ltd	$124
37,409		Dongkuk Steel Mill Co Ltd	244
716,000	e	Dongyue Group	369
41,700		Dowa Holdings Co Ltd	1,248
6,344,877		DowDuPont, Inc	339,324
950,426		DS Smith plc	3,625
58,899		DSM NV	4,778
6,364	*	Duk San Neolux Co Ltd	81
310,731		DuluxGroup Ltd	1,436
55,558		Eagle Materials, Inc	3,391
311,000		Eastern Polymer Group PCL	66
57,538		Eastman Chemical Co	4,207
347,566		Ecolab, Inc	51,214
11,582	*	Ecopro Co Ltd	343
112,917		EID Parry India Ltd	334
131,123	*	El Ezz Steel Co	133
103,896	*,e	Eldorado Gold Corp	304
367,053		Elementis plc	853
358,190	*,g	Elkem ASA	918
3,301,750		Empresas CMPC S.A.	10,496
1,885		EMS-Chemie Holding AG.	897
1,204,811		Ence Energia y Celulosa S.A.	7,571
48,519	*	Endeavour Mining Corp	794
84,984	*,e	Endeavour Silver Corp	183
294,300		Engro Chemical Pakistan Ltd	617
3,207,000		Engro Fertilizers Ltd	1,595
19,721		Eramet	1,361
402,560		Ercros S.A.	1,436
3,330,913		Eregli Demir ve Celik Fabrikalari TAS	4,529
166,290	e	Essentra plc	726
549,574		Eternal Chemical Co Ltd	419
296,620		Eugene Corp	1,666
221,128		Everlight Chemical Industrial Corp	117
1,483,627		Evolution Mining Ltd	3,860
236,162		Evonik Industries AG.	5,895
154,624		Evraz plc	947
3,931,000		Fauji Cement Co Ltd	593
79,500	*	Fauji Fertilizer Bin Qasim Ltd	21
304,300		Fauji Fertilizer Co Ltd	204
300,050		Feng Hsin Iron & Steel Co	571
1,916,785		Ferrexpo plc	4,756
107,174	*	Ferro Corp	1,680
202,348	*	Ferroglobe plc	0
254,530		Fibria Celulose S.A.	4,439
22,750	*	Finolex Industries Ltd	177
113,218	*,e	First Majestic Silver Corp	665
3,280,993		First Quantum Minerals Ltd	26,533
1,360,197	*	Fletcher Building Ltd	4,455
77,052	*,e,m	Flotek Industries, Inc	84
332,344		FMC Corp	24,580
30,955	*,e	Foosung Co Ltd	207
3,705,354		Formosa Chemicals & Fibre Corp	12,676
9,480,176		Formosa Plastics Corp	31,161
894,746	g	Forterra plc	2,555
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
25,828	*,e	Forterra, Inc	$97
2,211,470		Fortescue Metals Group Ltd	6,521
98,102	*	Fortuna Silver Mines, Inc	359
15,500		FP Corp	949
275,865		Franco-Nevada Corp	19,344
5,374,104		Freeport-McMoRan Copper & Gold, Inc (Class B)	55,407
200,681		Fresnillo plc	2,205
62,690		Fuchs Petrolub AG. (Preference)	2,592
5,469,200		Fufeng Group Ltd	2,313
30,500		Fuji Seal International, Inc	1,075
10,400		Fujimi, Inc	199
17,200		Fujimori Kogyo Co Ltd	461
162,099	e	Furukawa-Sky Aluminum Corp	3,162
1,483,800		Fushan International Energy Group Ltd	301
10,700	e	Fuso Chemical Co Ltd	193
168,972		FutureFuel Corp	2,680
219,247	*,e	Galaxy Resources Ltd	335
91,501	*	GCP Applied Technologies, Inc	2,246
3,284,412		Gerdau S.A. (Preference)	12,518
7,289		Givaudan S.A.	16,901
14,636,613		Glencore Xstrata plc	54,420
240,900		Global Green Chemicals PCL	73
97,000		Godo Steel Ltd	1,417
789,120		Gold Fields Ltd	2,733
73,048		Gold Resource Corp	292
596,533		Goldcorp, Inc	5,842
9,371,418		Goldsun Development & Construction Co Ltd	2,547
508,000		Grand Pacific Petrochemical	362
357,088		Granges AB	3,242
607,054		Graphic Packaging Holding Co	6,459
494,432	*	Grasim Industries Ltd	5,842
605,755	*,†,m	Great Basin Gold Ltd	4
455,000	e	Greatview Aseptic Packaging Co	248
7,840		Greif, Inc	348
96,245		Greif, Inc (Class A)	3,572
7,437		Groupe Guillin	165
295,778		Grupo Argos S.A.	1,539
102,600	e	Grupo Cementos de Chihuahua SAB de C.V.	524
3,255,544	e	Grupo Mexico S.A. de C.V. (Series B)	6,699
10,837		Gujarat Alkalies & Chemicals Ltd	84
25,418	*	Gujarat Flourochemicals	331
331,776		Gujarat Narmada Valley Fertilizers Co Ltd	1,620
7,991	*	Gulf Oil Lubricants India Ltd	94
228	e	Gurit Holding AG.	201
124,295	*	Guyana Goldfields, Inc	146
7,626		H&R GmbH & Co KGaA	53
107,076		H.B. Fuller Co	4,569
2,366	*	Hanil Cement Co Ltd	249
1,055		Hanil Cement Manufacturing	49
5,630		Hansol Chemical Co Ltd	391
176,623		Hansol Paper Co Ltd	2,630
119,686		Hanwha Chemical Corp	2,171
196,684	*	Harmony Gold Mining Co Ltd	349
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
30,927		Hawkins, Inc	$1,266
22,009		Haynes International, Inc	581
1,165,551		Hecla Mining Co	2,751
20,937		HeidelbergCement AG.	1,283
37,145		HeidelbergCement India Ltd	80
117,200		Hengli Petrochemical Co Ltd	227
410,600		Hesteel Co Ltd	170
346,462		Hexpol AB	2,750
51,250		Hill & Smith Holdings plc	784
53,009		Himadri Speciality Chemical Ltd	100
2,044,911		Hindalco Industries Ltd	6,618
136,211		Hitachi Chemical Co Ltd	2,049
188,049		Hitachi Metals Ltd	1,956
198,449		Hochschild Mining plc	396
4,200		Hodogaya Chemical Co Ltd	77
153,829		Hokuetsu Paper Mills Ltd	699
127,877		Holcim Ltd	5,277
80,589		Holmen AB	1,594
18,083		Honam Petrochemical Corp	4,496
157,000		Hsin Kuang Steel Co Ltd	159
388,000		Huabao International Holdings Ltd	164
15,947		Huchems Fine Chemical Corp	343
1,062,893		HudBay Minerals, Inc	5,030
74,049	e	Huhtamaki Oyj	2,291
629,168		Huntsman Corp	12,137
1,790	*	Hyosung Advanced Materials Corp	165
1,298	*	Hyosung Chemical Corp	166
82,022	*	Hyosung Corp	3,680
78,076		Hyundai Steel Co	3,175
505,750	*	IAMGOLD Corp	1,856
506,630	g	Ibstock plc	1,285
2,394,463		Iluka Resources Ltd	12,866
57,030		IMCD Group NV	3,651
4,310		Imerys S.A.	207
418,312	*	Impala Platinum Holdings Ltd	1,067
2,295,382		Incitec Pivot Ltd	5,306
367,114		Independence Group NL	988
94,785	*	India Cements Ltd	130
1,497,878		Indorama Ventures PCL (Foreign)	2,500
174,800	*,e	Industrias CH SAB de C.V.	756
144,656		Industrias Penoles S.A. de C.V.	1,766
160,699	*	Ingevity Corp	13,449
352,300		Inner Mongolia BaoTou Steel Union Co Ltd	76
208,920		Inner Mongolia Eerduosi Resourses Co Ltd	184
26,122		Innophos Holdings, Inc	641
85,746		Innospec, Inc	5,296
535,195	*	Interfor Corp	5,653
156,519		International Flavors & Fragrances, Inc	21,016
222	*	International Flavors & Fragrances, Inc	30
827,152		International Paper Co	33,384
71,500		International Steels Ltd	34
44,382		Intertape Polymer Group, Inc	550
953,395	*	Intrepid Potash, Inc	2,479
42,700	*	Ishihara Sangyo Kaisha Ltd	417
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,357,211		Israel Chemicals Ltd	$7,717
19,966		Israel Corp Ltd	5,310
362,254	*	Ivanhoe Mines Ltd	629
31,459	*,†,e	Jacana Minerals Ltd	0
332,166		James Hardie Industries NV	3,619
57,018	*	Jastrzebska Spolka Weglowa S.A.	1,031
12,800		JCU Corp	162
658,386		JFE Holdings, Inc	10,487
1,699,445		Jiangxi Copper Co Ltd	1,997
83,400		Jiangxi Copper Co Ltd (Class A)	160
15,300		Jiangxi Ganfeng Lithium Co Ltd	49
1,738,000	*,e	Jinchuan Group International Resources Co Ltd	140
434,037	*	Jindal Saw Ltd	527
234,185	*	Jindal Steel & Power Ltd	552
192,049		Jinduicheng Molybdenum Co Ltd	166
261,877	*,e	Jinshan Gold Mines, Inc	303
10,540	*	JK Cement Ltd	108
18,352	*	JK Lakshmi Cement Ltd	77
25,317		Johnson Matthey plc	904
9,200		JSP Corp	180
1,178,493		JSR Corp	17,690
1,441,023		JSW Steel Ltd	6,326
119,684		K&S AG.	2,164
42,917		Kaiser Aluminum Corp	3,832
40,827		Kaneka Corp	1,462
299,617		Kansai Paint Co Ltd	5,755
28,700		Kanto Denka Kogyo Co Ltd	208
168,764	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	58
720,142	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	296
2,234,968		KAZ Minerals plc	15,205
64,156		Kemira Oyj	724
277,738	*	KGHM Polska Miedz S.A.	6,589
18,000		KH Neochem Co Ltd	379
221,449	*,e	Kidman Resources Ltd	170
727,218	*	Kinross Gold Corp	2,344
139,788		Kirkland Lake Gold Ltd	3,645
4,534		KISWIRE Ltd	94
608,551		Klabin S.A.	2,493
1,384,800		Klabin S.A. (Preference)	1,011
44,585	*,m	Klondex Mines Ltd	105
14,500		Koatsu Gas Kogyo Co Ltd	113
886,786		Kobe Steel Ltd	6,147
11,237		Kolon Industries, Inc	578
18,600		Konishi Co Ltd	279
29,133	*	Koppers Holdings, Inc	496
15,612		Korea Kumho Petrochemical	1,222
19,160		Korea Petrochemical Ind Co Ltd	2,642
9,116		Korea Zinc Co Ltd	3,530
153,877	*	Koza Altin Isletmeleri AS	1,487
104,551	*	Koza Anadolu Metal Madencilik Isletmeleri AS	142
39,698	*	Kraton Polymers LLC	867
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
29,609		Kronos Worldwide, Inc	$341
3,300		Krosaki Harima Corp	199
79,691	e	Kumba Iron Ore Ltd	1,567
127,048		Kumiai Chemical Industry Co Ltd	747
824,142		Kuraray Co Ltd	11,591
23,800		Kureha CORP	1,321
13,000		Kyoei Steel Ltd	196
62,633	e	Labrador Iron Ore Royalty Corp	1,112
209,200	*	Lafarge Malayan Cement BHD	92
551		LafargeHolcim Ltd	23
602,803		Lanxess AG.	27,715
1,934,671	*	Largo Resources Ltd	4,010
1,890,000		Lee & Man Paper Manufacturing Ltd	1,600
1,613,448		LEE Chang Yung Chem IND Corp	2,769
9,916	e	Lenzing AG.	904
46,227		LG Chem Ltd	14,410
8,317		LG Chem Ltd (Preference)	1,458
1,757,034		Linde plc	274,168
1,047,196		Linde plc	166,236
29,800		Lintec Corp	640
34,236	*,e	Lithium Americas Corp	108
1,406,036	*,e	Livent Corp	19,403
11,066		Lock & Lock Co Ltd	205
509,740	*	Loma Negra Cia Industrial Argentina S.A. (ADR)	5,673
252,063		Long Chen Paper Co Ltd	116
334	*	Lonmin plc	0	^
1,180,272		Louisiana-Pacific Corp	26,226
62,012	*,e	LSB Industries, Inc	342
187,919	e	Lucara Diamond Corp	204
83,150		Lucky Cement Ltd	260
476,000		Luks Group Vietnam Holdings Ltd	120
35,068	*,e	Lundin Gold, Inc	128
687,746		Lundin Mining Corp	2,841
428,452	*,e	Lynas Corp Ltd	479
538,627		LyondellBasell Industries AF S.C.A	44,792
644,000		Maanshan Iron & Steel	284
293,400		Maanshan Iron & Steel Co Ltd	148
65,144	*	Madras Cements Ltd	597
50,241	*	MAG. Silver Corp	368
45,180	*	Major Drilling Group International	152
52,912	*	Marrone Bio Innovations, Inc	78
126,051		Marshalls plc	747
11,226		Martin Marietta Materials, Inc	1,929
44,472		Maruichi Steel Tube Ltd	1,395
28,895		Materion Corp	1,300
446,100		Metalurgica Gerdau S.A.	796
214,482		Methanex Corp	10,316
1,042,043		Mexichem SAB de C.V.	2,648
100,971		Mineral Resources Ltd	1,101
91,429		Minerals Technologies, Inc	4,694
17,133	e	Miquel y Costas & Miquel S.A.	333
2,176,699		Mitsubishi Chemical Holdings Corp	16,445
239,878		Mitsubishi Gas Chemical Co, Inc	3,593
105,410		Mitsubishi Materials Corp	2,778
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,800		Mitsubishi Steel Manufacturing Co Ltd	$128
279,337		Mitsui Chemicals, Inc	6,306
36,300		Mitsui Mining & Smelting Co Ltd	750
627,466		MMC Norilsk Nickel PJSC (ADR)	11,821
2,248,000	*	MMG Ltd	966
42,210		MOIL Ltd	103
117,854		Mondi Ltd	2,539
429,414		Mondi plc	8,944
12,981	*,†	Mongolian Metals Corporation	0
2,065	*	Monsanto India Ltd	78
10,207		Moorim P&P Co Ltd	55
135,468		Mosaic Co	3,957
102,667	e	Mountain Province Diamonds, Inc	147
98		Mpact Ltd	0	^
133,183		M-real Oyj (B Shares)	782
55,677		Myers Industries, Inc	841
67,894		Mytilineos Holdings S.A.	566
84,300		Nakayama Steel Works Ltd	366
12,799		Namhae Chemical Corp	132
398,211	*	Nampak Ltd	383
5,336,071		Nan Ya Plastics Corp	13,123
1,012,275		Nantex Industry Co Ltd	916
1,732,938		National Aluminium Co Ltd	1,632
20,962		Neenah Paper, Inc	1,235
422,002	*,e	Nemaska Lithium, Inc	210
28,581		Neo Performance Materials, Inc	322
19,900		Neturen Co Ltd	152
196,654		Nevsun Resources Ltd	863
554,001	*,e	New Gold, Inc	426
973,727		Newcrest Mining Ltd	14,965
3,271		NewMarket Corp	1,348
1,575,504		Newmont Mining Corp	54,591
26,900	e	Nihon Nohyaku Co Ltd	125
56,200		Nihon Parkerizing Co Ltd	649
2,794,902		Nine Dragons Paper Holdings Ltd	2,582
76,400	e	Nippon Denko Co Ltd	152
136,700		Nippon Kayaku Co Ltd	1,736
846,400		Nippon Light Metal Holdings Co Ltd	1,717
121,932	e	Nippon Paint Co Ltd	4,154
773,900		Nippon Paper Industries Co Ltd	13,810
16,500		Nippon Shokubai Co Ltd	1,052
15,200		Nippon Soda Co Ltd	371
885,746		Nippon Steel Corp	15,218
9,700		Nippon Valqua Industries Ltd	195
113,561		Nissan Chemical Industries Ltd	5,926
23,300		Nittetsu Mining Co Ltd	981
121,863		Nitto Denko Corp	6,112
40,460		NOF Corp	1,378
441,385		Norbord, Inc	11,736
1,297,906		Norsk Hydro ASA	5,881
213,503	*	Northam Platinum Ltd	642
514,444		Northern Star Resources Ltd	3,358
157,354	*	Novagold Resources, Inc	625
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
189,090		Novolipetsk Steel PJSC (GDR)	$4,326
202,415		Novozymes AS	9,044
735,846		Nucor Corp	38,124
350,044		Nufarm Ltd	1,470
283,830		Nutrien Ltd	13,340
746,608	e	Nutrien Ltd (Toronto)	35,066
486,041		OceanaGold Corp	1,773
18,917		OCI Co Ltd	1,817
46,783	*	OCI NV	955
49,404	*	Odisha Cement Ltd	778
15,575		Oeneo S.A.	156
832,748		OJI Paper Co Ltd	4,255
6,800		Okamoto Industries, Inc	357
6,473,741		Olin Corp	130,187
18,304		Olympic Steel, Inc	261
40,198		Omnia Holdings Ltd	236
166,243	*	Omnova Solutions, Inc	1,219
260,024		Orica Ltd	3,160
4,507,000		Oriental Union Chemical Corp	3,784
530,320	e	Orocobre Ltd	1,206
2,264,950		Orora Ltd	4,903
7,600		Osaka Steel Co Ltd	126
74,445		Osisko Gold Royalties Ltd	653
82,902	*,e	Osisko Mining, Inc	186
197,834	e	Outokumpu Oyj	721
334,430	*	Owens-Illinois, Inc	5,766
1,010,515		Oxiana Ltd	6,265
1,104,200		Pabrik Kertas Tjiwi Kimia Tbk PT	853
9,050	e	Pacific Metals Co Ltd	220
7,000		Pack Corp	193
334,689		Packaging Corp of America	27,933
139,155		Pact Group Holdings Ltd	340
104,818		Pan American Silver Corp	1,530
168,409		Papeles y Cartones de Europa S.A.	3,238
1,132,360		Petkim Petrokimya Holding	1,076
1,180,964	*	Petra Diamonds Ltd	570
11,068,116		Petronas Chemicals Group BHD	24,864
57,900		PH Glatfelter Co	565
25,977	*	Phillips Carbon Black Ltd	77
121,220		PhosAgro PJSC (GDR)	1,546
33,122		PI Industries Ltd	409
138,264		Pidilite Industries Ltd	2,193
938,804	*,e	Pilbara Minerals Ltd	413
22,653	e	Plastivaloire	231
73,472	*	Platform Specialty Products Corp	759
175,957		Polymetal International plc	1,846
211,134		PolyOne Corp	6,038
66,778		Polyus PJSC	2,611
138,831		Poongsan Corp	3,399
509,852		Portucel Empresa Produtora de Pasta e Papel S.A.	2,103
84,972		POSCO	18,586
18,866	e	POSCO Refractories & Environment Co Ltd	1,079
960,670	*	PPC Ltd	394
230,100		PPG Industries, Inc	23,523
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
46,038	*	PQ Group Holdings, Inc	$682
113,949	*	Premier Gold Mines Ltd	134
1,382,700		Press Metal BHD	1,613
122,302	*,e	Pretium Resources, Inc	1,037
76,163		Prism Cement Ltd	97
5,227,704		PT Aneka Tambang Tbk	279
2,786,000		PT Indah Kiat Pulp and Paper Corp Tbk	2,237
1,833,643		PT Indocement Tunggal Prakarsa Tbk	2,355
3,128,398	*	PT Krakatau Steel Tbk	88
8,218,300	*,†	PT Sekawan Intipratama Tbk	0	^
2,932,238		PT Semen Gresik Persero Tbk	2,345
1,925,057		PT Timah Tbk	101
5,985,300		PT Waskita Beton Precast Tbk	157
2,424,477		PTT Global Chemical PCL (Foreign)	5,312
24,428	*	Qatar National Cement Co	400
5,600	*	Qinghai Salt Lake Industry Co Ltd	6
16,489		Quaker Chemical Corp	2,930
264,380	*,†,b,e,m	Quintis Ltd	2
190,424		Rain Commodities Ltd	364
31,833		Rallis India Ltd	81
2,425	*,e	Ramaco Resources, Inc	12
20,233		Randgold Resources Ltd	1,679
217,630	e	Rayonier Advanced Materials, Inc	2,318
111,002		Recticel S.A.	812
830,981		Regis Resources Ltd	2,830
171,575		Reliance Steel & Aluminum Co	12,211
1,647,567		Rengo Co Ltd	12,999
481,643		Resolute Mining Ltd	392
17,021	e	Rhi Magnesita NV	860
660,241		Rio Tinto Ltd	36,542
2,044,666		Rio Tinto plc	97,924
131,100		Rongsheng Petro Chemical Co Ltd	193
40,749	*	Royal Bafokeng Platinum Ltd	75
181,009		Royal Gold, Inc	15,503
468,675		RPC Group plc	3,896
63,060		RPM International, Inc	3,707
70,252	*	Ryerson Holding Corp	445
12,907		Sa des Ciments Vicat	613
8,800		Sakai Chemical Industry Co Ltd	180
27,600		Sakata INX Corp	303
228,529		Salzgitter AG.	6,669
12,753		Samsung Fine Chemicals Co Ltd	470
1,158,850		Sandfire Resources NL	5,457
113,923	*	Sandstorm Gold Ltd	527
39,808		Sanyo Chemical Industries Ltd	1,833
142,400		Sanyo Special Steel Co Ltd	3,007
1,097,536		Sappi Ltd	6,226
1,063,456	*	Saracen Mineral Holdings Ltd	2,199
185,600		Satipel Industrial S.A.	566
87,798		Scapa Group plc	343
1,142,453	*,e	Schmolz + Bickenbach AG.	628
148,999		Schnitzer Steel Industries, Inc (Class A)	3,211
39,698		Schweitzer-Mauduit International, Inc	994
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
482,200		Scientex BHD	$1,032
77,645		Scotts Miracle-Gro Co (Class A)	4,772
24,966	*,e	Seabridge Gold, Inc	330
57,295		Seah Besteel Corp	908
79,584		Sealed Air Corp	2,773
877,400		Sekisui Plastics Co Ltd	7,390
209,822	*	SEMAFO, Inc	453
89,403		Semapa-Sociedade de Investimento e Gestao	1,343
53,600		Sensient Technologies Corp	2,994
2,924,475		Sesa Sterlite Ltd	8,461
666,535		Severstal (GDR)	9,098
55,700		Shandong Gold Mining Co Ltd	245
1,263,000		Shanghai Chlor-Alkali Chemical Co Ltd	782
11,920	*	Sharda Cropchem Ltd	52
221,400		Shenzhen Zhongjin Lingnan Nonfemet Co Ltd	128
197,598		Sherwin-Williams Co	77,747
19,000		Shikoku Chemicals Corp	178
9,838	*	Shine Co Ltd	110
588,671		Shin-Etsu Chemical Co Ltd	45,229
145,800		Shin-Etsu Polymer Co Ltd	900
1,500,032		Shinkong Synthetic Fibers Corp	562
43,000		Shiny Chemical Industrial Co Ltd	116
190,000	e	Showa Denko KK	5,642
9,586		Shree Cement Ltd	2,365
294,600		Siam Cement PCL (ADR)	3,947
502,625		Siam Cement PCL (Foreign)	6,733
987,908	*	Sibanye Gold Ltd	719
443,439		Sidi Kerir Petrochemcials Co	424
31,044		Sika AG.	3,943
149,111		Silgan Holdings, Inc	3,522
796,000	*,e	Silver Grant International	156
400,636		Silvercorp Metals, Inc	836
144,908		Sims Group Ltd	1,024
4,320,000	*,e	Sino Haijing Holdings Ltd	65
1,388,000	*	Sinofert Holdings Ltd	159
3,390,674		Sinopec Shanghai Petrochemical Co Ltd	1,484
267,500		Sinopec Shanghai Petrochemical Co Ltd (Class A)	195
2,670,403	*,e	Sirius Minerals plc	710
7,372		SK Chemicals Co Ltd	172
5,340	*	SK Chemicals Co Ltd (New)	335
78,980		SKC Co Ltd	2,533
9,013		SKCKOLONPI, Inc	269
324,937		Smurfit Kappa Group plc	8,646
69,600	e	Sociedad Quimica y Minera de Chile S.A. (ADR)	2,666
119,615		Sociedad Quimica y Minera de Chile S.A. (Class B)	4,715
4,465,771		Soda Sanayii AS	5,991
3,319		SODIFF Advanced Materials Co Ltd	450
458,019	*,e	SolGold plc	215
15,143		Solvay S.A.	1,514
8,327		Songwon Industrial Co Ltd	143
69,255		Sonoco Products Co	3,680
5,240,413		South32 Ltd	12,466
6,561	e	South32 Ltd (W/I)	15
239,479		Southern Copper Corp (NY)	7,369
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
134,503		Ssab Svenskt Stal AB (Series A)	$464
480,296		Ssab Svenskt Stal AB (Series B)	1,355
78,079	*	SSR Mining, Inc	944
914,566		St Barbara Ltd	3,029
1,386		Stalprodukt S.A.	118
976,718		Steel Dynamics, Inc	29,341
74,746		Stelco Holdings, Inc	825
5,300	e	Stella Chemifa Corp	123
30,796		Stella-Jones, Inc	894
47,759		Stepan Co	3,534
4,001		STO AG.	376
898,021		Stora Enso Oyj (R Shares)	10,411
127,444		Sumitomo Bakelite Co Ltd	4,385
1,803,711		Sumitomo Chemical Co Ltd	8,735
334,718		Sumitomo Metal Mining Co Ltd	8,964
46,418	e	Sumitomo Osaka Cement Co Ltd	1,905
6,800		Sumitomo Seika Chemicals Co Ltd	260
11,512		Sumitomo Titanium Corp	175
143,238	*	Summit Materials, Inc	1,776
512,531	*	SunCoke Energy, Inc	4,382
73,768	*	Supreme Industries Ltd	1,240
420,588		Suzano Papel e Celulose S.A.	4,137
378,801		Svenska Cellulosa AB (B Shares)	2,944
17,544		Symrise AG.	1,300
9,616		Synalloy Corp	160
213,259	*,e	Syrah Resources Ltd	226
15,300		T Hasegawa Co Ltd	217
2,701,459		TA Chen Stainless Pipe	3,700
294		Taekwang Industrial Co Ltd	348
386,416	*	Tahoe Resources, Inc	1,410
192,902	*	Tahoe Resources, Inc (Toronto)	702
98,030		Taiheiyo Cement Corp	3,017
4,368,200		Taiwan Cement Corp	5,042
509,000		Taiwan Fertilizer Co Ltd	716
123,725		Taiwan Hon Chuan Enterprise Co Ltd	191
3,532,329		Taiwan Styrene Monomer	2,587
11,300		Taiyo Ink Manufacturing Co Ltd	318
47,433		Taiyo Nippon Sanso Corp	771
37,900		Takasago International Corp	1,162
167,700		Takiron Co Ltd	888
7,900	*,e	Tanaka Chemical Corp	59
38,909	*	Tata Chemicals Ltd	394
912,148		Tata Steel Ltd	6,801
8,500		Tayca Corp	126
5,742		Technosemichem Co Ltd	245
900,307		Teck Cominco Ltd	19,382
1,022,437		Teijin Ltd	16,318
10,000		Tenma Corp	166
16,228	*	Tessenderlo Chemie NV	541
2,303,175		ThyssenKrupp AG.	39,564
586,000	e	Tiangong International Co Ltd	138
3,605,695		Tianqi Lithium Corp	15,498
24,395	e	Tikkurila Oyj	336
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
64,471	*	Time Technoplast Ltd	$93
49,305	*,e	TimkenSteel Corp	431
38,311		Titan Cement Co S.A.	851
21,741	*,e	TMAC Resources, Inc	109
68,600		Toagosei Co Ltd	756
22,500		Toho Titanium Co Ltd	205
9,100		Toho Zinc Co Ltd	277
350,100	e	Tokai Carbon Co Ltd	3,972
22,200		Tokushu Tokai Holdings Co Ltd	829
58,800		Tokuyama Corp	1,290
22,000		Tokyo Ohka Kogyo Co Ltd	589
66,300		Tokyo Steel Manufacturing Co Ltd	537
2,726,750		Ton Yi Industrial Corp	1,077
80,511	b	Tong Yang Major Corp	149
507,300		Tongling Nonferrous Metals Group Co Ltd	146
18,911		Tongyang Cement & Energy Corp	73
21,100		Topy Industries Ltd	432
442,471		Toray Industries, Inc	3,128
78,032	*	Torex Gold Resources, Inc	742
486,472		Tosoh Corp	6,310
25,100		Toyo Ink Manufacturing Co Ltd	555
136,607		Toyo Seikan Kaisha Ltd	3,127
689,967		Toyobo Co Ltd	9,394
2,785,800		TPI Polene PCL	169
27,471	*	Trecora Resources	214
36,374		Tredegar Corp	577
365,102	*	Trevali Mining Corp	111
90,230		Trinseo S.A.	4,131
9,066,187	a	Tronox Ltd	70,535
173,000	g	Tsaker Chemical Group Ltd	123
376,000		TSRC Corp	331
73,681	*	Tubacex S.A.	211
488,000		Tung Ho Steel Enterprise Corp	302
1,913,199	*	Turquoise Hill Resources Ltd	3,153
468,564		UBE Industries Ltd	9,476
8,085	*	UFP Technologies, Inc	243
119,033	*	Ultra Tech Cement Ltd	6,799
331,743		Umicore S.A.	13,238
3,252		Unid Co Ltd	123
378,208	*	United Phosphorus Ltd	4,105
3,036		United States Lime & Minerals, Inc	216
328,592		United States Steel Corp	5,994
150,676		Universal Cement Corp	93
22,660	*	Universal Stainless & Alloy	367
4,034,062		UPC Technology Corp	1,527
887,343		UPM-Kymmene Oyj	22,462
20,562	*,e	US Concrete, Inc	725
513,655		USI Corp	198
4,414,245		Vale S.A.	57,868
308,484		Valhi, Inc	595
88,526		Valvoline, Inc	1,713
173,635	*	Verso Corp	3,889
195,311		Victrex plc	5,700
7,736		Vinati Organics Ltd	183
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,749,000	m	Vinythai PCL (Foreign)	$1,074
246,226		Voestalpine AG.	7,344
1,571,502		Volcan Cia Minera S.A.	331
72,949		Vulcan Materials Co	7,207
250,000		Wacker Chemie AG.	22,723
89,276	e	Wagners Holding Co Ltd	196
69,946		Warrior Met Coal, Inc	1,686
176,975	*	Welspun-Gujarat Stahl Ltd	353
11,486,000		West China Cement Ltd	1,558
128,536		West Fraser Timber Co Ltd	6,350
160,012		Western Areas NL	225
1,022,035		Western Forest Products, Inc	1,415
202,510	*	Westgold Resources Ltd	126
113,163		Westlake Chemical Corp	7,488
649,459		WestRock Co	24,524
823,463		Wheaton Precious Metals Corp	16,075
3,369,486		Wienerberger AG.	69,535
20,660		Winpak Ltd	723
4,232	*	Wonik Materials Co Ltd	82
63,776		Worthington Industries, Inc	2,222
854,737		WR Grace and Co	55,481
17,300	e	W-Scope Corp	184
594,784		Yamana Gold, Inc	1,399
206,600		Yamato Kogyo Co Ltd	4,829
1,016,540		Yara International ASA	39,187
905,100		Yeun Chyang Industrial Co Ltd	720
636,157		Yieh Phui Enterprise	213
24,400		Yodogawa Steel Works Ltd	485
4,463		Youlchon Chemical Co Ltd	52
246		Young Poong Corp	164
231,000	*,e	Youyuan International Holdings Ltd	60
672,285		Yuen Foong Yu Paper Manufacturing Co Ltd	246
495,953		Yule Catto & Co plc	2,258
29,307		Zaklady Azotowe w Tarnowie-Moscicach S.A.	246
252,112		Zeon Corp	2,308
1,625,500		Zhaojin Mining Industry Co Ltd	1,649
8,875		Zhejiang Huayou Cobalt Co Ltd	39
122,500		Zhejiang Longsheng Group Co Ltd	173
83,700		Zhongjin Gold Corp Ltd	104
20,195		Zignago Vetro S.p.A.	197
6,754,731		Zijin Mining Group Co Ltd	2,560
454,400		Zijin Mining Group Co Ltd (Class A)	221
		TOTAL MATERIALS	5,000,721

MEDIA & ENTERTAINMENT - 6.3%
140,400	*	58.COM, Inc (ADR)	7,611
1,200,000		ABS-CBN Holdings Corp (ADR)	427
1,715,913		Activision Blizzard, Inc	79,910
14,513		Addcn Technology Co Ltd	113
20,400		Akatsuki, Inc	937
13,517,467	*,e	Alibaba Pictures Group Ltd	2,283
737,667	*	Alphabet, Inc (Class A)	770,833
967,722	*	Alphabet, Inc (Class C)	1,002,183
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,590	*	Altice NV (Class A)	$3
530	*	Altice NV (Class B)	1
458		Altice USA, Inc	8
295,871	e	AMC Entertainment Holdings, Inc	3,633
321,330	*,e	AMC Networks, Inc	17,635
7,700		Amuse, Inc	164
181,526	*,e	ANGI Homeservices, Inc	2,917
82,968		Antena 3 de Television S.A.	414
2,963	*	Anveshan Heavy Engineering Ltd	1
1,025		APG SGA S.A.	345
94,932	*	Arnoldo Mondadori Editore S.p.A.	186
353,068		Ascential plc	1,697
9,248,900		Asian Pay Television Trust	862
7,100	e	Ateam, Inc	93
1,301,325	g	Auto Trader Group plc	7,552
125,633	e	Autohome, Inc (ADR)	9,828
240,959		Avex Group Holdings, Inc	3,052
45,117		Axel Springer AG.	2,556
456,339	*	Baidu, Inc (ADR)	72,375
7,801	m	Beasley Broadcasting Group, Inc	29
675,900	*	BEC World PCL (Foreign)	100
4,100	*,e	Bengo4.com, Inc	118
16,200	*,e	Bitauto Holdings Ltd (ADR)	401
1,594,531		Borussia Dortmund GmbH & Co KGaA	14,615
7,113	*,e	Boston Omaha Corp	166
2,769		Cable One, Inc	2,271
254,569	e	Cairo Communication S.p.A.	1,001
320,172		Capcom Co Ltd	6,348
8,079	*	Cardlytics, Inc	87
339,264	*	Care.com, Inc	6,551
288,571	*	Cargurus, Inc	9,734
88,575	*	Cars.com, Inc	1,904
136,145		carsales.com Ltd	1,055
21,724	*,e	Catena Media plc	241
2,842,866		CBS Corp (Class B)	124,290
117,717	*	CD Projekt Red S.A.	4,580
21,005	*,e	Central European Media Enterprises Ltd (Class A)	58
122,070	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	339
9,800	e	Changyou.com Ltd (ADR)	179
357,056	*	Charter Communications, Inc	101,750
65,484		Cheil Communications, Inc	1,320
161,865	*,†,m	Chennai Super Kings Cricket Ltd	5
7,700		China Film Co Ltd	16
173,000	*,e,g	China Literature Ltd	802
6,000		China South Publishing & Media Group Co Ltd	11
254,645		Cinemark Holdings, Inc	9,116
60,042	e	Cineplex Galaxy Income Fund	1,119
1,662,880		Cineworld Group plc	5,583
8,799		CJ CGV Co Ltd	324
50,697		CJ Hellovision Co Ltd	415
271,880		Clear Channel Outdoor Holdings, Inc (Class A)	1,411
30,485		Cogeco Communications, Inc	1,469
9,578		Cogeco, Inc	409
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
29,400		COLOPL, Inc	$202
6,960		Com2uSCorp	808
19,732,963		Comcast Corp (Class A)	671,907
37,600		COOKPAD, Inc	102
79,518		Corus Entertainment, Inc	277
35,845		CTS Eventim AG.	1,339
118,600		CyberAgent, Inc	4,585
248,131	*	Cyfrowy Polsat S.A.	1,501
24,900		Daiichikosho Co Ltd	1,184
1,522	*,e	Daily Journal Corp	356
213,566		Daily Mail & General Trust	1,565
227,900		Dena Co Ltd	3,801
103,248		Dentsu, Inc	4,611
8,040,000	*,e	Digital Domain Holdings Ltd	106
23,300		Dip Corp	381
68,660	*,e	Discovery, Inc (Class A)	1,699
178,768	*	Discovery, Inc (Class C)	4,126
749,968	*	DISH Network Corp (Class A)	18,727
155,961		Domain Holdings Australia Ltd	245
642,707	*	Electronic Arts, Inc	50,716
181,984		Emerald Expositions Events, Inc	2,246
165,687	e	Entercom Communications Corp (Class A)	946
2,749,379		Entertainment One Ltd	12,495
370,532		Entravision Communications Corp (Class A)	1,078
114,828	*,e	Eros International plc	952
551,262		Eutelsat Communications	10,860
56,455		EW Scripps Co (Class A)	888
26,000		F@N Communications, Inc	127
6,688,506	*,n	Facebook, Inc	876,796
137,900	*	Fang Holdings Ltd (ADR)	197
510,000	*	FingerTango, Inc	116
150,787	*,e	Fluent, Inc	543
10,872	*,e	Frontier Developments plc	111
354,000		Fuji Television Network, Inc	4,881
2,317,246	*,e,g,m	Funding Circle Holdings plc	10,283
50,700		Future plc	309
2,600		Gakken Co Ltd	101
2,201	*	Gamevil, Inc	107
142,614		Gannett Co, Inc	1,216
184,745	*	GCI Liberty, Inc	7,604
652,835		Gestevision Telecinco S.A.	4,104
142,075	*	Glu Mobile, Inc	1,147
16,700		Gourmet Navigator, Inc	103
156,500	*,e	Gravity Co Ltd (ADR)	6,565
518,972	*	Gray Television, Inc	7,650
79,000		Gree, Inc	312
3,556,027	e	Grupo Televisa S.A.	8,928
291,300	e	GungHo Online Entertainment Inc	533
271,297		Hakuhodo DY Holdings, Inc	3,872
26,472	*	Hemisphere Media Group, Inc	321
157,767	e	HT&E Ltd	176
770,000	*,e	Huanxi Media Group Ltd	159
29,414		Hyundai Hy Communications & Network Co	107
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
717,106	*	IAC/InterActiveCorp	$131,259
300,678	*	IBN18 Broadcast Ltd	164
4,469	*,e	I-Cable Communications Ltd	0	^
2,915,000		IGG, Inc	3,998
82,300	g	IMAX China Holding, Inc	218
223,237	*	Imax Corp	4,199
92,784		Info Edge India Ltd	1,913
1,144,763		Informa plc	9,189
13,275		Innocean Worldwide, Inc	753
32,283	*	Inox Leisure Ltd	114
40,000		International Games System Co Ltd	188
1,923,676		Interpublic Group of Cos, Inc	39,685
65,102		IPSOS	1,532
24,000	e	iShares U.S. Healthcare ETF	4,339
493,824		ITE Group plc	400
5,200	*,e	Itokuro, Inc	146
5,717,770		ITV plc	9,101
109,043	*	Jagran Prakashan Ltd	182
126,447		JC Decaux S.A.	3,553
24,815		Jcontentree Corp	99
25,327		John Wiley & Sons, Inc (Class A)	1,190
8,298	*	Just Dial Ltd	60
262,771	*,e	Juventus Football Club S.p.A.	321
15,419	*	JYP Entertainment Corp	419
70		Kabel Deutschland Holding AG.	8
121,332		Kadokawa Dwango Corp	1,272
140,020		Kakaku.com, Inc	2,477
43,823		Kakao Corp	4,048
9,796		Kinepolis Group NV	548
23,000	e	KLab, Inc	173
139,468		Konami Corp	6,128
13,858		KT Skylife Co Ltd	143
74,440		Lagardere S.C.A.	1,879
4,540,000	*,e	Leyou Technologies Holdings Ltd	1,263
14,722	*	Liberty Braves Group (Class A)	367
166,456	*	Liberty Braves Group (Class C)	4,143
52,072	*	Liberty Broadband Corp (Class A)	3,739
190,585	*	Liberty Broadband Corp (Class C)	13,728
1,913	*	Liberty Global plc	39
194,001	*	Liberty Global plc (Class A)	4,140
321,913	*,e	Liberty Latin America Ltd	4,690
89,283	*	Liberty Latin America Ltd (Class A)	1,293
45,296	*	Liberty Media Group (Class A)	1,346
377,615	*	Liberty Media Group (Class C)	11,593
161,613	*	Liberty SiriusXM Group (Class A)	5,947
440,779	*	Liberty SiriusXM Group (Class C)	16,300
475,706	*	Liberty TripAdvisor Holdings, Inc	7,559
54,100	*,e	LINE Corp	1,848
94,095	e	Lions Gate Entertainment Corp (Class A)	1,515
541,992	e	Lions Gate Entertainment Corp (Class B)	8,065
305,387	*	Live Nation, Inc	15,040
36,685	*,e	LiveXLive Media, Inc	182
16,448	*	Loral Space & Communications, Inc	613
74,361		M6-Metropole Television	1,196
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
23,600		Macromill, Inc	$307
47,037	*	Madison Square Garden Co	12,592
295,300	m	Major Cineplex Group PCL (Foreign)	187
62,666		Marcus Corp	2,475
83,000		MarkLines Co Ltd	903
124,500		Marvelous, Inc	890
615,550	e	Match Group, Inc	26,327
77,955	*	MDC Partners, Inc	203
231,167	*,e	Mediaset S.p.A.	728
305,516	*	Meet Group, Inc	1,415
55,900	e	Megacable Holdings SAB de C.V.	251
50,457	e	Meredith Corp	2,621
28,000		Mixi Inc	588
49,356		Modern Times Group AB (B Shares)	1,635
321,800	*	Momo, Inc (ADR)	7,643
106,749	*	MSG Networks, Inc	2,515
11,600		MTI Ltd	66
33,200		Multiplus S.A.	215
2,573		Nasmedia Co Ltd	66
745,795		Naspers Ltd (N Shares)	149,320
99,852		National CineMedia, Inc	647
120,143		Naver Corp	13,167
49,337		NCsoft	20,681
136,000		NetDragon Websoft, Inc	207
101,000		Netease.com (ADR)	23,772
1,024,743	*	NetFlix, Inc	274,283
26,339	g	Netmarble Corp	2,632
162,469		New Media Investment Group, Inc	1,880
169,627		New York Times Co (Class A)	3,781
208,208		News Corp (Class A)	2,363
67,539		News Corp (Class B)	780
374,228	*	Nexon Co Ltd	4,831
57,425	e	Nexstar Broadcasting Group, Inc (Class A)	4,516
32,400		Next Co Ltd	216
7,465	*	NHN Entertainment Corp	384
6,145,404		Nine Entertainment Co Holdings Ltd	5,979
299,016	h	Nintendo Co Ltd	79,400
224,325		Omnicom Group, Inc	16,430
342,295		oOh!media Ltd	825
8,900	e	OPT, Inc	117
1,358,200	*	Pandora Media, Inc	10,988
34,234	e	Paradox Interactive AB	519
6,323	*	Pearl Abyss Corp	1,184
1,325,493		Pearson plc	15,879
3,900		Perfect World Co Ltd	16
1,012,000		Phoenix Media Investment Holdings Ltd	94
661,900		Plan B Media PCL	124
65,900		Poly Culture Group Corp Ltd	86
33,450	*	PR Times, Inc	653
374,533		Promotora de Informaciones S.A.	756
589,264		ProSiebenSat. Media AG.	10,485
25,700		Proto Corp	327
4,386,400		PT Global MediaCom Tbk	74
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,819,100		PT Media Nusantara Citra Tbk	$184
902,725		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	5,474
7,412,836		PT Surya Citra Media Tbk	966
46,072		Publicis Groupe S.A.	2,629
19,291	*	PVR Ltd	443
1,142,294		Quebecor, Inc	24,047
151,611	*	QuinStreet, Inc	2,461
70,673	g	RAI Way S.p.A	351
369	*	RCS MediaGroup S.p.A.	0	^
75,130		REA Group Ltd	3,920
20,513	*	Reading International, Inc	298
742,133		Rightmove plc	4,090
25,308	*	Rosetta Stone, Inc	415
64,081	*,†	RP-SG Retail Ltd	167
284,300		RS PCL	129
8,707		RTL Group	467
5,107		Saga Communications, Inc	170
240,115		Sanoma-WSOY Oyj	2,340
34,154	*	SBS Media Holdings Co Ltd	62
88,369		Schibsted ASA (B Shares)	2,688
35,065		Scholastic Corp	1,412
258,397	g	Scout24 AG.	11,855
761,427		SES Global S.A.	14,578
50,570		Shanghai Oriental Pearl Group Co Ltd	76
307,004		Shaw Communications, Inc (B Shares)	5,557
5,800	e	Shochiku Co Ltd	561
92,712	*	Sina Corp	4,973
86,714		Sinclair Broadcast Group, Inc (Class A)	2,284
816,064	e	Singapore Press Holdings Ltd	1,406
2,358,355	e	Sirius XM Holdings, Inc	13,466
1,133,910		Sky Network Television Ltd	1,409
139,600		Sky Perfect Jsat Corp	596
12,680	*	SM Entertainment Co	596
617,600	*,†,e,m	SMI Holdings Group Ltd	185
39,600		Smiles Fidelidade S.A.	447
27,366		Societe Television Francaise 1	222
66,540		Soft-World International Corp	144
19,700	*	Sohu.com Ltd (ADR)	343
1,679,651	*,e	Solocal Group	969
499,186		Southern Cross Media Group	354
22,400	*	Spotify Technology S.A.	2,542
54,227		Square Enix Co Ltd	1,476
9,092	*,e	Stillfront Group AB	135
16,783	*,e	Storytel AB	171
17,636		Stroer Out-of-Home Media AG.	855
2,000,000		T4F Entretenimento S.A.	3,803
451,565	*	Take-Two Interactive Software, Inc	46,484
29,675	*	TechTarget, Inc	362
29,400		Tecmo Koei Holdings Co Ltd	486
279,093		TEGNA, Inc	3,034
24,736		Telenet Group Holding NV	1,151
215,343		Television Broadcasts Ltd	408
9,433,459		Tencent Holdings Ltd	378,096
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
749,369	*,e	Thomson	$819
338,000	g	Tian GE Interactive Holdings Ltd	132
14,100		Toei Animation Co Ltd	520
84,188		Toei Co Ltd	9,887
91,905		Toho Co Ltd	3,330
124,900		Tohokushinsha Film Corp	661
22,700		Tokyo Broadcasting System, Inc	359
7,350	*	Travelzoo, Inc	72
267,660		Tribune Co	12,146
77,519	*	Tribune Publishing Co	879
209,235	*	TripAdvisor, Inc	11,286
118,939	*	TrueCar, Inc	1,078
14,000		TV Asahi Corp	252
837,100	e	TV Azteca S.A. de C.V.	99
2,696,852		Twenty-First Century Fox, Inc	129,773
925,438		Twenty-First Century Fox, Inc (Class B)	44,217
2,606,114	*,n	Twitter, Inc	74,900
107,015	*	Ubisoft Entertainment	8,621
5,100	*	UUUM, Inc	193
19,000	e	ValueCommerce Co Ltd	212
19,500		Vector, Inc	253
1,376,200		VGI Global Media PCL	330
25,756	e	Viacom, Inc	716
2,069,814		Viacom, Inc (Class B)	53,194
56,131	*	Village Roadshow Ltd	107
1,813,600	*	Viva China Holdings Ltd	195
1,021,646		Vivendi Universal S.A.	24,762
4,008,707		Walt Disney Co	439,555
8,640	*	Webzen, Inc	166
80,256	*,e	Weibo Corp (ADR)	4,689
4,527		WeMade Entertainment Co Ltd	106
6,146,786	*	West Australian Newspapers Holdings Ltd	2,382
44,704	*	WideOpenWest, Inc	319
65,000	*	Wise Talent Information Technology Co Ltd	241
123,600		Workpoint Entertainment PCL	88
396,388	e	World Wrestling Entertainment, Inc (Class A)	29,618
14,500		Wowow, Inc	402
297,479		WPP AUNZ Ltd	119
2,249,287		WPP plc	24,479
7,700		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	11
1,832		XING AG.	499
2,853,831		Yahoo! Japan Corp	7,100
141,400	*	Yandex NV	3,867
103,364	*	Yelp, Inc	3,617
8,052	e	YG Entertainment, Inc	343
53,700	*	YY, Inc (ADR)	3,214
738,184	*	Zee Entertainment Enterprises Ltd	404
750,388		ZEE Telefilms Ltd	5,119
21,750		Zenrin Co Ltd	460
67,300	*	ZIGExN Co Ltd	310
102,237	*	Zillow Group, Inc	3,213
221,073	*,e	Zillow Group, Inc (Class C)	6,981
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,584,045	*	Zynga, Inc	$14,085
		TOTAL MEDIA & ENTERTAINMENT	6,544,951

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
1,146,000	g	3SBio, Inc	1,465
2,762,859		AbbVie, Inc	254,708
468,865		Abcam plc	6,526
40,673	*,e	Abeona Therapeutics, Inc	290
278,695	*,e	Acadia Pharmaceuticals, Inc	4,506
33,944	*,e	Accelerate Diagnostics, Inc	390
87,227	*	Acceleron Pharma, Inc	3,799
45,980	*,e,m	Achaogen, Inc	57
170,276	*	Achillion Pharmaceuticals, Inc	271
109,151	*,e	Aclaris Therapeutics, Inc	807
171,716	*	Acorda Therapeutics, Inc	2,675
28,901	*,e	Adamas Pharmaceuticals, Inc	247
212,031		Adcock Ingram Holdings Ltd	914
26,291	*,e,m	ADMA Biologics, Inc	63
82,313	*	Aduro Biotech, Inc	217
70,487	*	Adverum Biotechnologies, Inc	222
18,842	*	Aeglea BioTherapeutics, Inc	141
99,224	*	Aerie Pharmaceuticals, Inc	3,582
113,670	*,e	Agenus, Inc	271
29,712	*,e,m	AgeX Therapeutics, Inc	89
920,323		Agilent Technologies, Inc	62,085
86,240	*,e	Agios Pharmaceuticals, Inc	3,977
56,256	*	Aimmune Therapeutics, Inc	1,346
50,214		Ajanta Pharma Ltd	852
18,211	*,e	Akcea Therapeutics, Inc	549
465,554	*,e	Akebia Therapeutics, Inc	2,575
208,881	*	Akorn, Inc	708
11,478	*	Albireo Pharma, Inc	282
1,361,445	*,e	Alder Biopharmaceuticals, Inc	13,955
22,429	*	Aldeyra Therapeutics, Inc	186
73,911		Alembic Pharmaceuticals Ltd	634
924,971	*	Alexion Pharmaceuticals, Inc	90,055
4,286	*	ALK-Abello AS	634
67,823	*	Alkermes plc	2,001
11,010	*,e	Allakos, Inc	575
16,256	*,m	Allena Pharmaceuticals, Inc	89
1,723,209		Allergan plc	230,324
931,546		Alliance Pharma plc	796
255,309	*,e	Allogene Therapeutics, Inc	6,875
267,304	*	Alnylam Pharmaceuticals, Inc	19,489
143,141	*	AMAG Pharmaceuticals, Inc	2,174
1,052,441		Amgen, Inc	204,879
8,292	*	Amicogen, Inc	254
447,285	*,e	Amicus Therapeutics, Inc	4,285
111,130	*,e	Amneal Pharmaceuticals, Inc	1,504
46,269	*	Amphastar Pharmaceuticals, Inc	921
121,754	*,e	Ampio Pharmaceuticals, Inc	48
34,428	*	AnaptysBio, Inc	2,196
41,940	*	ANI Pharmaceuticals, Inc	1,888
2,279	*	Anterogen Co Ltd	145
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
45,635	*	Apellis Pharmaceuticals, Inc	$602
135,428	*,e	Aphria, Inc	779
17,848	*,m	Aptinyx, Inc	295
21,725	*	Aquestive Therapeutics, Inc	137
233,295	*	Aratana Therapeutics, Inc	1,430
45,163	*,e	Arbutus Biopharma Corp	173
39,888	*,e	Arcus Biosciences, Inc	430
279,125	*	Ardelyx, Inc	500
148,236	*	Arena Pharmaceuticals, Inc	5,774
16,153	*	Argenx SE	1,581
619,527	*	Arqule, Inc	1,716
670,601	*	Array Biopharma, Inc	9,556
109,025	*,e	Arrowhead Research Corp	1,354
23,071	*,e,m	Arsanis, Inc	54
9,604	*	Arvinas, Inc	123
144,662	*	Ascendis Health Ltd	42
566,000	*,g	Ascletis Pharma, Inc	461
33,800		ASKA Pharmaceutical Co Ltd	340
453,327		Aspen Pharmacare Holdings Ltd	4,242
67,514	*	Assembly Biosciences, Inc	1,527
80,073	*	Assertio Therapeutics, Inc.	289
2,590,160		Astellas Pharma, Inc	33,093
1,950,501		AstraZeneca plc	145,597
533,642		AstraZeneca plc (ADR)	20,268
53,105	*	Atara Biotherapeutics, Inc	1,845
13,079	*	ATGen Co Ltd	152
79,993	*,e	Athenex, Inc	1,015
594,538	*,e	Athersys, Inc	856
49,549	*	Audentes Therapeutics, Inc	1,056
34,999	*,e	Aurinia Pharmaceuticals, Inc	238
508,956		Aurobindo Pharma Ltd	5,337
1,758,453	*,e	Aurora Cannabis, Inc	8,733
131,537	*,e	AVEO Pharmaceuticals, Inc	210
87,738	*	Avid Bioservices, Inc	360
8,195	*	Avrobio, Inc	136
3,011		Bachem Holding AG.	349
8,647	*,e	Basilea Pharmaceutica	352
495,866	*	Bausch Health Cos, Inc	9,171
20,033	*,e	Bavarian Nordic AS	395
709,159		Bayer AG.	49,321
25,900	*,e	BeiGene Ltd (ADR)	3,633
143,000	*,e	Beijing Tong Ren Tang Chinese Medicine Co Ltd	225
45,400		Beijing Tongrentang Co Ltd	182
50,915	*,e	Bellicum Pharmaceuticals, Inc	149
16,925	*	Binex Co Ltd	140
289,518	*,e	BioCryst Pharmaceuticals, Inc	2,336
40,819		Biogaia AB (B Shares)	1,462
399,462	*	Biogen Idec, Inc	120,206
1,120,371	*	Biohaven Pharmaceutical Holding Co Ltd	41,431
711,046	*	BioMarin Pharmaceutical, Inc	60,546
64,354	*	Bio-Rad Laboratories, Inc (Class A)	14,944
28,386	*	Biospecifics Technologies Corp	1,720
172,425		Biotage AB	2,134
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
77,515		Bio-Techne Corp	$11,218
21,810		Biotest AG. (Preference)	588
297,129	*,e	BioTime, Inc	271
182,736	*	Biovitrum AB	3,979
178,278	*,e	Bluebird Bio, Inc	17,685
67,095	*	Blueprint Medicines Corp	3,617
4,409		Boiron S.A.	247
275,141	e	Boryung Pharmaceutical Co Ltd	2,463
3,400,077		Bristol-Myers Squibb Co	176,736
475,152		Bruker BioSciences Corp	14,145
195,418	*	BTG plc	2,072
24,421		Bukwang Pharmaceutical Co Ltd	545
212,488		Cadila Healthcare Ltd	1,060
67,811	*	Calithera Biosciences, Inc	272
7,590	*,e	Calyxt, Inc	79
53,035	*	Cambrex Corp	2,003
9,311	*	Camurus AB	70
42,437	*	CannTrust Holdings, Inc	204
177,327	*,e	Canopy Growth Corp	4,755
10,000	*,e	Canopy Growth Corp	269
11,394		Caplin Point Laboratories Ltd	62
43,514	*,e	Cara Therapeutics Inc	566
239,171	*	CareDx, Inc	6,013
2,389		Caregen Co Ltd	152
64,206	*,e	CASI Pharmaceuticals, Inc	258
352,753	*	Catalent, Inc	10,999
16,629	*	Catalyst Biosciences, Inc	131
124,139	*,e	Catalyst Pharmaceuticals, Inc	238
6,176	*	Celcuity, Inc	148
1,690,980	*	Celgene Corp	108,375
20,599	*,e	Cellectis S.A.	353
15,028	*,e	Celltrion Pharm Inc	859
83,868	*	Celltrion, Inc	16,848
14,347	*,e	Cellular Biomedicine Group, Inc	253
170,508		Center Laboratories, Inc	379
92,770	*	Charles River Laboratories International, Inc	10,500
293,187	*	ChemoCentryx, Inc	3,199
49,340	*	Chimerix, Inc	127
10,235,300	*,†,e,m	China Animal Healthcare Ltd	13
404,000		China Grand Pharmaceutical and Healthcare Holdings Ltd	185
1,443,900		China Medical System Holdings Ltd	1,348
5,833,000	g	China Resources Pharmaceutical Group Ltd	7,597
4,000		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	14
849,000		China Shineway Pharmaceutical Group Ltd	823
13,319		Chong Kun Dang Pharmaceutical Corp	1,218
6,870		Choongwae Pharma Corp	252
49,224	*,e	ChromaDex Corp	169
450,618		Chugai Pharmaceutical Co Ltd	26,135
374,706	*	Cipla Ltd	2,786
33,345	*,e	Clearside Biomedical, Inc	36
166,407		Clinigen Group plc	1,608
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
136,330	*,e	Clovis Oncology, Inc	$2,448
47,022	*	CMG Pharmaceutical Co Ltd	179
57,800		CMIC Co Ltd	906
64,640	*	Codexis, Inc	1,079
21,881	*,e,m	Cohbar, Inc	68
1,074,967	*,e	Coherus Biosciences, Inc	9,728
39,227	*,e	Collegium Pharmaceutical, Inc	674
95,665	*	Concert Pharmaceuticals Inc	1,201
6,084	*,m	Constellation Pharmaceuticals, Inc	24
2,092,000		Consun Pharmaceutical Group Ltd	1,209
66,697	*,e	Corbus Pharmaceuticals Holdings, Inc	390
181,489	*,e	Corcept Therapeutics, Inc	2,425
33,424	*,e,m	Corium International, Inc	6
15,196	*	Corvus Pharmaceuticals, Inc	56
4,859	*	COSMO Pharmaceuticals NV	435
9,351	*,e	Crinetics Pharmaceuticals, Inc	280
105,651	*,e	Cronos Group, Inc	1,113
19,678		CrystalGenomics, Inc	307
735,074		CSL Ltd	96,014
4,933,961		CSPC Pharmaceutical Group Ltd	7,083
71,056	*,e,m	CTI BioPharma Corp	52
28,641	*,e	Cue Biopharma, Inc	135
126,017	*	Cymabay Therapeutics, Inc	992
66,179	*	Cytokinetics, Inc	418
143,991	*	CytomX Therapeutics, Inc	2,174
8,067		Dae Hwa Pharmaceutical Co Ltd	144
57,602		Daewon Pharmaceutical Co Ltd	835
133,711		Daewoong Co Ltd	2,136
3,340		Daewoong Pharmaceutical Co Ltd	566
1,478,652		Daiichi Sankyo Co Ltd	47,296
1,702,000		Dawnrays Pharmaceutical Holdings Ltd	320
13,525	*,e,m	DBV Technologies S.A.	167
179,152		Dechra Pharmaceuticals plc	4,733
12,560	*	Deciphera Pharmaceuticals, Inc	264
58,599	*,e	Denali Therapeutics, Inc	1,211
43,161	*,e	Dermira, Inc	310
67,040	*	Dicerna Pharmaceuticals Inc	717
164,441	*	Dishman Carbogen Amcis India Ltd	542
97,219		Divi S Laboratories Ltd	2,062
2,090		Dong-A Pharmaceutical Co Ltd	204
2,924		Dong-A ST Co Ltd	274
2,500		Dong-E-E-Jiao Co Ltd	14
25,065		DongKook Pharmaceutical Co Ltd	1,301
10,634	*	Dongsung Pharmaceutical Co Ltd	143
17,111	*,e	Dova Pharmaceuticals, Inc	130
205,904		Dr Reddy’s Laboratories Ltd	7,713
204,485	*,m	Durect Corp	99
81,006	*,e	Dynavax Technologies Corp	741
21,871	*,e	Eagle Pharmaceuticals, Inc	881
129,584	*	Editas Medicine, Inc	2,948
9,983	*,e	Eidos Therapeutics, Inc	137
287,975		Eisai Co Ltd	22,295
116,318	*,e	Elanco Animal Health, Inc	3,667
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,024,030		Eli Lilly & Co	$234,221
27,734	*,e	Eloxx Pharmaceuticals, Inc	333
119,095	*	Emergent Biosolutions, Inc	7,060
21,202	*	Enanta Pharmaceuticals, Inc	1,502
479,385	*	Endo International plc	3,500
319,353	*	Enzo Biochem, Inc	888
3,811	*	Enzychem Lifesciences Corp	340
70,099	*,e	Epizyme, Inc	432
19,700		EPS Co Ltd	300
6,160	*,e,m	Equillium, Inc	50
45,501	*,g	Eris Lifesciences Ltd	448
38,315	*,e	Esperion Thereapeutics, Inc	1,762
13,134		Eurofins Scientific	4,905
17,580	*,e	Evelo Biosciences, Inc	229
25,819	*,e	Evolus, Inc	307
146,268	*	Evotec AG.	2,901
325,715	*,e	Exact Sciences Corp	20,553
609,286	*	Exelixis, Inc	11,985
714,657		Faes Farma S.A. (Sigma)	2,431
75,703	*	Fate Therapeutics, Inc	971
68,442	*	FDC Ltd	169
10,633	*,e	Fennec Pharmaceuticals, Inc	68
156,552	*	FibroGen, Inc	7,245
101,242	*	Five Prime Therapeutics, Inc	942
44,048	*,e	Flexion Therapeutics Inc	499
47,753	*	Fluidigm Corp	412
11,356	*,e	Forty Seven, Inc	179
9,400		Fuji Pharma Co Ltd	151
26,524	*	G1 Therapeutics, Inc	508
25,558	*	Galapagos NV	2,359
85,333	g	Galenica AG.	3,759
8,119	*	Genexine Co Ltd	531
17,982	*,e	Genfit	357
29,170	*	Genmab AS	4,796
198,928	*	Genomic Health, Inc	12,813
506,500	*,e	Genomma Lab Internacional S.A. de C.V.	301
866,000	*	Genscript Biotech Corp	1,159
75,450		Genus plc	2,064
208,426	*,e	Geron Corp	208
19,758		Gerresheimer AG.	1,298
5,127,139		Gilead Sciences, Inc	320,703
4,106,985		GlaxoSmithKline plc	78,271
163,022		Glenmark Pharmaceuticals Ltd	1,618
63,702	*,e	Global Blood Therapeutics, Inc	2,615
41,927	*	GlycoMimetics Inc	397
8,000	*	GNI Group Ltd	223
564,828	*	Granules India Ltd	726
3,433		Green Cross Cell Corp	156
2,923		Green Cross Corp	357
17,780		Green Cross Holdings Corp	401
2,931		Green Cross LabCell Corp	121
140,404		Grifols S.A.	3,686
8,594	*,e	Gritstone Oncology, Inc	133
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
46,500		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	$243
8	*	GW Pharmaceuticals plc	0	^
33,631	*,e	GW Pharmaceuticals plc (ADR)	3,275
122,327		H Lundbeck AS	5,384
438,908	*	Halozyme Therapeutics, Inc	6,421
17,121	*	Han All Pharmarceutical Co	557
4,718		Handok Pharmaceuticals Co Ltd	130
5,423		Hanmi Pharm Co Ltd	2,264
12,541		Hanmi Science Co Ltd	889
18,515	*	Hansa Medical AB	579
65,270	*	Harvard Bioscience, Inc	208
9,700	*,e	HEALIOS KK	148
89,174	*,e	Heron Therapeutics, Inc	2,313
109,694	*,e	HEXO Corp	378
853,007		Hikma Pharmaceuticals plc	18,654
54,070		Hisamitsu Pharmaceutical Co, Inc	2,985
22,176	*,e	Homology Medicines, Inc	496
211,938	*	Horizon Pharma plc	4,141
2,548,684	*,†,m	Hua Han Bio-Pharmaceutical Holdings Ltd	20
1,480	*	Hugel, Inc	508
9,726		Huons Co Ltd	623
40,400	*,e	Hutchison China MediTech Ltd (ADR)	933
421,667		Hypermarcas S.A.	3,284
24,345	*,e,m	Idera Pharmaceuticals, Inc	67
49,268	*	Idorsia Ltd	819
96,240		Il Dong Pharmaceutical Co Ltd	1,764
540,961	*	Illumina, Inc	162,250
8,282	*	Ilyang Pharmaceutical Co Ltd	205
167,321	*	Immune Design Corp	218
503,849	*	Immunogen, Inc	2,418
243,330	*,e	Immunomedics, Inc	3,472
198,013	*	Incyte Corp	12,592
758,434	*	Indivior plc	1,087
24,284	*,e	Innate Pharma S.A.	207
25,920	*,e	Innovate Biopharmaceuticals, Inc	60
339,501	*	Innoviva, Inc	5,924
113,952	*,e	Inovio Pharmaceuticals, Inc	456
162,275	*,e	Insmed, Inc	2,129
34,296	*,e	Insys Therapeutics, Inc	120
42,990	*,e	Intellia Therapeutics, Inc	587
67,486	*,e	Intercept Pharmaceuticals, Inc	6,802
154,817	*	Intersect ENT, Inc	4,363
72,329	*	Intra-Cellular Therapies, Inc	824
93,779	*,e	Intrexon Corp	613
6,841	*	iNtRON Biotechnology, Inc	266
549,667	*	Invitae Corp	6,079
16,418	*	Ionis Pharmaceuticals, Inc	888
194,511	*	Iovance Biotherapeutics, Inc	1,721
72,099		Ipca Laboratories Ltd	828
79,528		Ipsen	10,290
186,756	*	IQVIA Holdings, Inc	21,695
176,372	*	Ironwood Pharmaceuticals, Inc	1,827
9,100	*	Japan Tissue Engineering Co Lt	65
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
696,247	*	Jazz Pharmaceuticals plc	$86,307
11,200		JCR Pharmaceuticals Co Ltd	472
2,637		Jeil Pharmaceutical Co Ltd	111
64,500		Jiangsu Hengrui Medicine Co Ltd	497
6,697,307		Johnson & Johnson	864,287
20,805	*	Jounce Therapeutics, Inc	70
117,646		Jubilant Organosys Ltd	1,197
179,104	e	JW Holdings Corp	1,147
133,724	*,e	Kadmon Holdings, Inc	278
31,000		Kaken Pharmaceutical Co Ltd	1,376
16,755	*	Kala Pharmaceuticals, Inc	82
102,600		Kangmei Pharmaceutical Co Ltd	138
197,880		Karo Pharma AB	832
358,831	*,e	Karyopharm Therapeutics, Inc	3,362
7,119	*,e	Kezar Life Sciences, Inc	168
53,823	*	Kindred Biosciences Inc	589
8,178	*,e	Kiniksa Pharmaceuticals Ltd	230
16,500		Kissei Pharmaceutical Co Ltd	420
74,249	*	Knight Therapeutics, Inc	418
11,663	*,m	Kodiak Sciences, Inc	83
4,245	*	Kolon Life Science, Inc	284
23,263	*	Komipharm International Co Ltd	424
64,827		Korea United Pharm Inc	1,337
36,733	*,e	Kura Oncology, Inc	516
17,506		Kwang Dong Pharmaceutical Co Ltd	108
55,736		Kyorin Co Ltd	1,218
294,572		Kyowa Hakko Kogyo Co Ltd	5,566
29,787	*,e	La Jolla Pharmaceutical Co	281
411,189		Laboratorios Almirall S.A.	6,295
39,965	*,e	Lannett Co, Inc	198
22,779	g	Laurus Labs Ltd	124
168,000		Lee’s Pharmaceutical Holdings Ltd	118
5,029	*	LegoChem Biosciences, Inc	256
107,157	*,e	Lexicon Pharmaceuticals, Inc	712
60,230	*	Ligand Pharmaceuticals, Inc (Class B)	8,173
7,000	e	Linical Co Ltd	82
7,162	*,e,m	Liquidia Technologies, Inc	155
9,993	*,m	LogicBio Therapeutics, Inc	104
706,481		Lonza Group AG.	183,653
44,000	*	Lotus Pharmaceutical Co Ltd	106
48,539	*	Loxo Oncology, Inc	6,799
110,413		Luminex Corp	2,552
215,254	*	Lupin Ltd	2,601
1,700,000	g	Luye Pharma Group Ltd	1,183
139,797	*	MacroGenics, Inc	1,775
8,921	*,e	Madrigal Pharmaceuticals, Inc	1,006
5,690	*,e	Magenta Therapeutics, Inc	32
293,634	*	Mallinckrodt plc	4,639
194,324	*,e	MannKind Corp	206
125,220	*,e	Marinus Pharmaceuticals, Inc	359
11,194,097	*	Mayne Pharma Group Ltd	6,109
117,891	*,e	Medicines Co	2,256
51,333	*,e	MediciNova, Inc	419
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
242,342	*	Medpace Holdings, Inc	$12,827
3,864		Medy-Tox, Inc	2,008
213,100		Mega Lifesciences PCL	188
5,224	*,e	MeiraGTx Holdings plc	50
29,006	*,e,m	Melinta Therapeutics, Inc	23
9,937	*	Menlo Therapeutics, Inc	41
274,735		Merck KGaA	28,279
1,978	*	Merck Ltd	87
379,439	*,e	Merrimack Pharmaceuticals, Inc	1,465
18,023	*,e,m	Mersana Therapeutics, Inc	74
216,910	*,e	Mesoblast Ltd	180
43,344	*	Mettler-Toledo International, Inc	24,514
3,665	*	Mezzion Pharma Co Ltd	304
211,583	*,e	Minerva Neurosciences, Inc	1,426
71,612	*,e	Miragen Therapeutics, Inc	217
258,631	*,e	Mirati Therapeutics, Inc	10,971
7,879	*,e	Mithra Pharmaceuticals S.A.	180
11,700		Mochida Pharmaceutical Co Ltd	960
5,649	*,e	Molecular Partners AG.	110
4,445	*,e	Molecular Templates, Inc	18
206,509	*	Momenta Pharmaceuticals, Inc	2,280
19,814	*	Morphosys AG.	2,023
19,643	*,e,m	Mustang Bio, Inc	58
2,304,738	*	Mylan NV	63,150
85,121	*	MyoKardia, Inc	4,159
110,456	*	Myriad Genetics, Inc	3,211
136,640	*	NanoString Technologies, Inc	2,026
27,020	*,e	NantKwest, Inc	31
141,096		Natco Pharma Ltd	1,374
174,488	*	Natera, Inc	2,436
9,729	*	Naturalendo Tech Co Ltd	119
197,075	*	Nektar Therapeutics	6,478
653,205	*,e	NeoGenomics, Inc	8,237
9,148	*,e	Neon Therapeutics, Inc	46
57,867	*,e	Neos Therapeutics, Inc	95
162,505	*	Neurocrine Biosciences, Inc	11,604
41,770	*,e	NewLink Genetics Corp	63
513,750		Nichi-iko Pharmaceutical Co Ltd	7,522
29,000		Nippon Shinyaku Co Ltd	1,838
26,028	*	Nordic Nanovector ASA	154
3,476,101		Novartis AG.	297,708
624,251	*,e	Novavax, Inc	1,149
1,908,219		Novo Nordisk AS	87,639
44,262	*,e,m	Nymox Pharmaceutical Corp	58
71,000	*	OBI Pharma, Inc	364
67,288	*,e	Ocular Therapeutix, Inc	268
9,685	*,e	Odonate Therapeutics, Inc	136
212,308	*,e	Omeros Corp	2,365
12,223	*,e,g	Oncopeptides AB	183
261,438		Ono Pharmaceutical Co Ltd	5,339
400,742	*,e	Opko Health, Inc	1,206
23,411	*,e	Optinose, Inc	145
138,543	*,e	Organovo Holdings, Inc	133
136,303		Orion Oyj (Class B)	4,742
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
14,180	*	Oscotec, Inc	$288
11,859	*,e	Osmotica Pharmaceuticals plc	92
76,544		Otsuka Holdings KK	3,128
18,777	*	Ovid therapeutics, Inc	45
71,346	*	Oxford Biomedica plc	643
171,248	*,e	Pacific Biosciences of California, Inc	1,267
347,196	*	Pacira Pharmaceuticals, Inc	14,936
2,663,590	*,e	Paion AG.	6,705
235,094	*	Palatin Technologies, Inc	167
44,711	*,e	Paratek Pharmaceuticals, Inc	229
182,738	*	PDL BioPharma, Inc	530
73,400	*,e	PeptiDream, Inc	2,898
7,324	*	Peptron, Inc	161
263,046		PerkinElmer, Inc	20,662
91,466		Perrigo Co plc	3,544
49,792	*,m	Pfenex, Inc	159
14,744		Pfizer Ltd	603
16,267,540		Pfizer, Inc	710,078
2,394		PHARMA RESEARCH PRODUCTS Co Ltd	72
148,472		PharmaEngine Inc	549
91,000	*	PharmaEssentia Corp	517
26,902		Pharmally International Holding Co Ltd	133
32,351	*	Pharmicell Co Ltd	356
2,191,786	*,e	Pharming Group NV	1,911
225,871		Phibro Animal Health Corp	7,264
260,862	*	Pieris Pharmaceuticals, Inc	694
79,291		Piramal Healthcare Ltd	2,703
12,602	*,e	PolarityTE, Inc	170
82,259	*,e	Portola Pharmaceuticals, Inc	1,606
109,563	*	PRA Health Sciences, Inc	10,075
84,288	*	Prestige Brands Holdings, Inc	2,603
6,954	*	Principia Biopharma, Inc	190
3,575	*,e	Probi AB	146
100,803	*	Progenics Pharmaceuticals, Inc	423
368,113	*,e	Prometic Life Sciences, Inc	69
16,422	*,e	ProQR Therapeutics NV	259
12,684	*	Prostemics Co Ltd	62
38,631	*,e	Proteostasis Therapeutics, Inc	125
71,158	*	Prothena Corp plc	733
16,878,931		PT Kalbe Farma Tbk	1,783
186,892	*	PTC Therapeutics, Inc	6,414
108,111	*,e	Puma Biotechnology, Inc	2,200
506,225	*	QIAGEN NV	17,439
352,466	*	QIAGEN NV (Turquoise)	12,044
10,743	*,e	Quanterix Corp	197
675,790	*	Ra Pharmaceuticals, Inc	12,299
228,189	*,e	Radius Health, Inc	3,763
23,495	*,e	Reata Pharmaceuticals, Inc	1,318
34,316	*	Recipharm AB	439
151,882		Recordati S.p.A.	5,260
39,415	*	Recro Pharma, Inc	280
61,609	*	Regeneron Pharmaceuticals, Inc	23,011
98,095	*	REGENXBIO, Inc	4,115
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
88,012	*	Repligen Corp	$4,642
10,216	*,e	Replimune Group, Inc	102
9,730	*,e	resTORbio, Inc	84
472,473	*	Retrophin, Inc	10,692
42,151	*	Revance Therapeutics, Inc	848
4,235		Reyon Pharmaceutical Co Ltd	53
20,263	*	Rhythm Pharmaceuticals, Inc	545
193,931		Richter Gedeon Rt	3,756
221,621	*	Rigel Pharmaceuticals, Inc	510
860,954		Roche Holding AG.	213,739
27,817	*,e	Rocket Pharmaceuticals, Inc	412
112,200		Rohto Pharmaceutical Co Ltd	3,063
16,327	*,e	Rubius Therapeutics, Inc	263
110,296	*	Sage Therapeutics, Inc	10,565
8,213		Sam Chun Dang Pharm Co Ltd	283
76,918		Samjin Pharmaceutical Co Ltd	2,775
17,040	*,e,g	Samsung Biologics Co Ltd	5,927
15,100	*,e	SanBio Co Ltd	1,112
422,831	*	Sangamo Biosciences, Inc	4,854
7,376		Sanofi India Ltd	673
2,801,441		Sanofi-Aventis	243,025
583,851		Sanofi-Aventis S.A. (ADR)	25,345
771,691		Santen Pharmaceutical Co Ltd	11,134
141,961	*,e	Sarepta Therapeutics, Inc	15,492
28,990		Sartorius Stedim Biotech	2,902
32,640	*,e	Savara, Inc	247
92,600		Sawai Pharmaceutical Co Ltd	4,411
9,023,291		Schering-Plough Corp	689,470
50,057	*	Schnell Biopharmaceuticals, Inc	107
8,420	*,e	Scholar Rock Holding Corp	193
154,960		Scinopharm Taiwan Ltd	122
2,319	*,e	scPharmaceuticals, Inc	9
55,295		Searle Co Ltd	98
492,703	*	Seattle Genetics, Inc	27,917
51,552	*	Seegene, Inc	741
984,700		Seikagaku Corp	11,163
22,504	*,e,m	Selecta Biosciences, Inc	60
23,980	*,e,m	Seres Therapeutics, Inc	108
104,000		Shandong Xinhua Pharmaceutical Co Ltd	48
59,600		Shanghai Fosun Pharmaceutical Group Co Ltd	203
585,251		Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	1,711
159,000		Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	79
118,000	g	Shanghai Haohai Biological Technology Co Ltd	587
3,300		Shenzhen Salubris Pharmaceuticals Co Ltd	10
14,815	*	Shilpa Medicare Ltd	82
277,218		Shionogi & Co Ltd	15,822
730,286		Shire Ltd	42,494
495		Shire plc (ADR)	86
50,800		Sichuan Kelun Pharmaceutical Co Ltd	153
10,339		Siegfried Holding AG.	3,536
18,711	*,e	Sienna Biopharmaceuticals, Inc	43
68,203	*,e	SIGA Technologies, Inc	539
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,786,000		Sihuan Pharmaceutical Holdings	$661
56,959	*,e	SillaJen, Inc	3,770
7,446,307		Sino Biopharmaceutical	4,902
16,356	*,e	Solid Biosciences, Inc	438
144,795	*,e	Sorrento Therapeutics, Inc	348
45,900	*,e	Sosei Group	332
40,314	*,e	Spark Therapeutics, Inc	1,578
293,792	*	Spectrum Pharmaceuticals, Inc	2,571
8,737	*	Spero Therapeutics, Inc	54
15,465	*,e	Spring Bank Pharmaceuticals, Inc	161
6,704,000		SSY Group Ltd	4,974
4,266	e	ST Pharm Co Ltd	76
3,185	*	Stallergenes Greer plc	103
12,317	*	STCUBE	254
83,948	*	Stemline Therapeutics, Inc	797
257,947	*	Strides Arcolab Ltd	1,701
343,875		Sumitomo Dainippon Pharma Co Ltd	10,966
37,586	*	Sun Pharma Advanced Research Company Ltd	101
830,042		Sun Pharmaceutical Industries Ltd	5,115
150,466	*	Supernus Pharmaceuticals, Inc	4,998
33,758	*,e,m	Surface Oncology, Inc	143
7,966	*,e,m	Sutro Biopharma, Inc	72
150,298		Suven Life Sciences Ltd	487
61,529	*	Syndax Pharmaceuticals, Inc	274
139,617	*	Syneos Health, Inc	5,494
30,692	g	Syngene International Ltd	247
33,011	*,e	Synlogic, Inc	231
30,304	*	Syros Pharmaceuticals, Inc	169
36,933	*,e	T2 Biosystems, Inc	111
206,799	*	Taigen Biopharmaceuticals Holdings Ltd	115
114,000	*	TaiMed Biologics, Inc	610
22,668		Taisho Pharmaceutical Holdings Co Ltd	2,275
31,300		Takara Bio, Inc	732
1,738,505	e	Takeda Pharmaceutical Co Ltd	58,926
486,175		Tanabe Seiyaku Co Ltd	7,018
46,963		Tanvex BioPharma, Inc	96
4,200		Tasly Pharmaceutical Group Co Ltd	12
7,982		Tecan Group AG.	1,554
2,772	*	Tego Science, Inc	89
59,410	*,e,m	Teligent, Inc	81
70,222	*,e	TESARO, Inc	5,214
72,114	*	Tetraphase Pharmaceuticals, Inc	81
4,342,828	*	Teva Pharmaceutical Industries Ltd (ADR)	66,966
77,735	*,e	TG Therapeutics, Inc	319
16,065	*	Theragen Etex Co Ltd	151
235,700	*,e	TherapeuticsMD, Inc	898
44,789	*,e	Theratechnologies, Inc	273
108,003	*,e	Theravance Biopharma, Inc	2,764
606,698		Thermo Fisher Scientific, Inc	135,773
41,121	*,e	Tocagen, Inc	338
735,000		Tong Ren Tang Technologies Co Ltd	964
78,400		Tonghua Dongbao Pharmaceutical Co Ltd	159
7,700		Torii Pharmaceutical Co Ltd	171
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
109,200		Towa Pharmaceutical Co Ltd	$7,610
13,708	*,e	Translate Bio, Inc	103
24,819	*,e	Tricida, Inc	585
40,800		Tsumura & Co	1,135
168,917		TTY Biopharm Co Ltd	421
6,294	*,e	Twist Bioscience Corp	145
131,693	*,e	Tyme Technologies, Inc	486
136,450		UCB S.A.	11,145
70,990	*	Ultragenyx Pharmaceutical, Inc	3,087
4,471,500	e	United Laboratories Ltd	2,368
39,401	*	United Therapeutics Corp	4,291
31,326	*,e	UNITY Biotechnology, Inc	509
23,826	*,e	Unum Therapeutics, Inc	105
6,681	*	UroGen Pharma Ltd	288
516,162	*	Vanda Pharmaceuticals, Inc	13,487
389,608	*	Vectura Group plc	348
297,379	*	Veracyte, Inc	3,741
91,064	*,e	Verastem, Inc	306
205,149	*	Vericel Corp	3,570
8,511	*,m	Verrica Pharmaceuticals, Inc	69
519,327	*	Vertex Pharmaceuticals, Inc	86,058
243,554		Vifor Pharma AG.	26,502
68,965	*,e	Viking Therapeutics, Inc	528
2,772	*,e	Virbac S.A.	361
13,315	*,e	ViroMed Co Ltd	3,050
93,636		Vitrolife AB	1,564
48,752	*,e	Voyager Therapeutics, Inc	458
102,211	*	Waters Corp	19,282
22,976	*,e	WaVe Life Sciences Pte Ltd	966
56,642		Whanin Pharmaceutical Co Ltd	974
6,284,000		Winteam Pharmaceutical Group Ltd	3,651
15,180	*	Wockhardt Ltd	114
1,662,500	*,g	Wuxi Biologics Cayman, Inc	10,621
114,672	*	Xencor Inc	4,147
9,426	*,e	Xeris Pharmaceuticals, Inc	160
9,211	e	XOMA Corp	117
522,200	g	YiChang HEC ChangJiang Pharmaceutical Co Ltd	1,745
8,673	*	Y-mAbs Therapeutics, Inc	176
7,682		Yuhan Corp	1,410
55,496	*	Yungjin Pharmaceutical Co Ltd	296
314,000		YungShin Global Holding Corp	402
26,300		Yunnan Baiyao Group Co Ltd	284
32,540	*,e	Zafgen, Inc	161
15,900	*,e	Zai Lab Ltd (ADR)	369
16,698	*,e	Zealand Pharma AS	212
18,600		Zeria Pharmaceutical Co Ltd	334
17,700		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	224
182,696	*,e	ZIOPHARM Oncology, Inc	342
2,324,842		Zoetis, Inc	198,867
75,658	*,e	Zogenix, Inc	2,758
60,529	*,e,m	Zomedica Pharmaceuticals Corp	74
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,031,974
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
REAL ESTATE - 3.8%
18,050,000		8990 Holdings, Inc	$2,788
458,233		Abacus Property Group	1,056
102,792		Acadia Realty Trust	2,442
634		Activia Properties Inc	2,576
26,444		ADLER Real Estate AG.	394
29,478	*	ADO Group Ltd	559
109,000	g	ADO Properties S.A.	5,671
1,533		Advance Residence Investment Corp	4,232
190,224	*,g	Aedas Homes SAU	4,830
14,951		Aedifica S.A.	1,348
14,394		Aeon Mall Co Ltd	229
8,619		AEON REIT Investment Corp	9,922
1	*	Africa Israel Investments Ltd	0	^
24,812	*	Africa Israel Properties Ltd	555
1,564,000		Agile Property Holdings Ltd	1,845
211,735		Agree Realty Corp	12,518
485,841		AIMS AMP Capital Industrial REIT	474
95,154	*	Airport City Ltd	1,170
4,140,600		Aldar Properties PJSC	1,806
88,503		Alexander & Baldwin, Inc	1,627
2,832		Alexander’s, Inc	863
218,391		Alexandria Real Estate Equities, Inc	25,167
43,420		Aliansce Shopping Centers S.A.	214
10,417,394		Allco Commercial Real Estate Investment Trust	10,467
48,582		Allied Properties Real Estate Investment Trust	1,577
11,331		Allreal Holding AG.	1,765
76,454		Alony Hetz Properties & Investments Ltd	715
379,723		Alstria Office REIT-AG.	5,316
13,172	*,e	Altisource Portfolio Solutions S.A.	296
24,762	e	Altus Group Ltd	429
332,600		Amata Corp PCL (Foreign)	211
206,879		American Assets Trust, Inc	8,310
165,463		American Campus Communities, Inc	6,849
1,183,302		American Homes 4 Rent	23,489
3,027	*,e,m	American Realty Investors, Inc	37
923,625	e	American Tower Corp	146,108
308,130		Americold Realty Trust	7,870
265,248		Amot Investments Ltd	1,286
13,351,200		Ananda Development PCL (Foreign)	1,331
110,599	e	Apartment Investment & Management Co (Class A)	4,853
135,246		Apple Hospitality REIT, Inc	1,929
1,724,621		Argosy Property Ltd	1,389
139,044		Armada Hoffler Properties, Inc	1,955
1,525,113		Aroundtown S.A.	12,652
610,490	e	Arrowhead Properties Ltd (Class A)	170
84,705		Artis Real Estate Investment Trust	573
1,033,100		Ascendas Hospitality Trust	583
872,608		Ascendas REIT	1,647
904,891		Ascott Residence Trust	716
114,984		Ashford Hospitality Trust, Inc	460
9,661,460		Asian Property Development PCL (Foreign)	1,783
197,000		Asiasec Properties Ltd	86
1,553,831		Assura Group Ltd	1,047
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,614,802		Attacq Ltd	$2,672
451,146		AvalonBay Communities, Inc	78,522
191,559		Aventus Retail Property Fund Ltd	287
658,923		Aveo Group	743
1,088		Axis Real Estate Investment Trust	0	^
13,683,115		Ayala Land, Inc	10,576
4,761,352	*,m	AZ BGP Holdings	113
35,128		Azrieli Group	1,681
2,981,200		Bangkok Land PCL	138
123,556	*	Barwa Real Estate Co	1,353
696		Bayside Land Corp	296
22,278		Befimmo SCA Sicafi	1,239
5,270,000		Beijing Capital Land Ltd	1,891
488,000		Beijing North Star Co	139
731,029	m	Beni Stabili S.p.A.	582
10,904		Big Shopping Centers Ltd	611
574,880		Big Yellow Group plc	6,398
1,612		BLife Investment Corp	3,611
3,450		Blue Square Real Estate Ltd	110
43,471	e	Bluerock Residential Growth REIT, Inc	392
29,370		Boardwalk REIT	813
568,017		Boston Properties, Inc	63,930
1,323,862		BR Malls Participacoes S.A.	4,460
72,008		BR Properties S.A.	152
1,764	*	Brack Capital Properties NV	168
135,865		BraeMar Hotels & Resorts, Inc	1,213
256,966		Brandywine Realty Trust	3,307
501,523		British Land Co plc	3,411
386,383		Brixmor Property Group, Inc	5,676
4,455		Brookfield Property Partners LP	72
386,978		Brookfield Property REIT, Inc	6,230
30,435		Brt Realty Trust	348
388,312		Bunnings Warehouse Property Trust	966
28,537,213		C C Land Holdings Ltd	6,886
65,000		C&D International Investment Group Ltd	56
219,137		CA Immobilien Anlagen AG.	6,935
780,620		Cache Logistics Trust	398
1,425,403		Cambridge Industrial Trust	533
376,301		Camden Property Trust	33,133
104,421		Canadian Apartment Properties REIT	3,388
1,065,737		CapitaCommercial Trust	1,369
491,818		Capital & Counties Properties	1,449
284,261		Capital & Regional plc	100
2,789,618		CapitaLand Ltd	6,362
4,196,325		CapitaMall Trust	6,959
433,932		CapitaRetail China Trust	433
779,528		CareTrust REIT, Inc	14,390
4,762,500	*,e	Carnival Group International Holdings Ltd	88
290,481		Castellum AB	5,368
201,599		CatchMark Timber Trust Inc	1,431
470,300		Cathay Real Estate Development Co Ltd	305
220,116	e	CBL & Associates Properties, Inc	423
972,439	*	CBRE Group, Inc	38,936
586,020		CDL Hospitality Trusts	628
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,000,000		Cebu Holdings, Inc	$1,822
412,084		Cedar Realty Trust, Inc	1,294
35,688		Cedar Woods Properties Ltd	127
464,000		Central China Real Estate Ltd	171
1,019,258		Central Pattana PCL (Foreign)	2,342
359,931		Centuria Industrial REIT	694
2,253,636		Champion Real Estate Investment Trust	1,542
154,556		Charter Hall Education Trust	322
1,968,375		Charter Hall Group	10,292
125,223		Charter Hall Long Wale REIT	378
58,486		Chatham Lodging Trust	1,034
74,781		Chesapeake Lodging Trust	1,821
4,217,722		Cheuk Nang Holdings Ltd	2,316
3,746,000		China Aoyuan Property Group Ltd	2,374
4,315,663	e	China Evergrande Group	12,893
37,100		China Fortune Land Development Co Ltd	138
629,000	*,g	China Logistics Property Holdings Co Ltd	232
846,000		China Merchants Land Ltd	119
44,900		China Merchants Shekou Industrial Zone Holdings Co Ltd	114
9,385,021		China New Town Development Co Ltd	240
2,960,000		China Overseas Grand Oceans Group Ltd	969
6,942,674		China Overseas Land & Investment Ltd	23,937
820,000		China Overseas Property Holdings Ltd	240
4,041,644		China Resources Land Ltd	15,547
15,770,400		China SCE Property Holdings Ltd	5,748
1,165,815		China Vanke Co Ltd	3,948
72,400		China Vanke Co Ltd (Class A)	252
279,000	g	China Vast Industrial Urban Development Co Ltd	131
316,000		Chinese Estates Holdings Ltd	343
268,100	e	Chip Eng Seng Corp Ltd	130
91,827		Choice Properties REIT	775
118,088		Chong Hong Construction Co	297
3,728,000		CIFI Holdings Group Co Ltd	1,976
161,344		City Developments Ltd	962
304,179		City Office REIT, Inc	3,118
293,540		Citycon Oyj	543
1,077,750		Civitas Social Housing plc	1,463
2,996,171		CK Asset Holdings Ltd	21,922
18,888		Clipper Realty, Inc	247
22,999		Cofinimmo	2,860
107,403		Colliers International Group, Inc	5,923
1,001,548		Colony Capital, Inc	4,687
206,000	e	Colour Life Services Group	110
492,786		Columbia Property Trust, Inc	9,535
357		Comforia Residential REIT, Inc	910
58,237		Cominar Real Estate Investment Trust	478
24,198		Community Healthcare Trust, Inc	698
662,400		Concentradora Fibra Danhos S.A. de C.V.	783
522,700	g	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	265
4,890		Consolidated-Tomoka Land Co	257
22,244		Consus Real Estate AG.	194
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
151,674		CoreCivic, Inc	$2,704
15,395	e	CorEnergy Infrastructure Trust, Inc	509
54,264		CorePoint Lodging, Inc	665
85,971		Coresite Realty	7,499
9,651		Corestate Capital Holding S.A.	334
2,059,136	e	Corp Inmobiliaria Vesta SAB de C.V.	2,811
160,830		Corporate Office Properties Trust	3,382
6,640,391		Country Garden Holdings Co Ltd	8,063
541,075		Cousins Properties, Inc	4,275
170		CRE Logistics REIT, Inc	154
4,210		Crescendo Investment Corp	4,698
26,365		Crombie Real Estate Investment Trust	242
1,138,183		Cromwell Group	794
878,714		Crown Castle International Corp	95,455
2,428,943		CSI Properties Ltd	96
34,170		CT Real Estate Investment Trust	289
436,123		CubeSmart	12,512
267,898	*	Cushman & Wakefield plc	3,877
320,197		CyrusOne, Inc	16,932
28,787	*	D Carnegie & Co AB	483
439		DA Office Investment Corp	2,769
78,200		Daibiru Corp	773
2,595,900	*	Daiman Development BHD	1,853
48,640		Daito Trust Construction Co Ltd	6,659
1,706,854		Daiwa House Industry Co Ltd	54,446
1,839,795		DAMAC Properties Dubai Co PJSC	754
1,134,068		Delta Property Fund Ltd	355
201,121		Derwent London plc	7,313
210,489		Deutsche Annington Immobilien SE	9,489
73,109		Deutsche Euroshop AG.	2,127
310,495		Deutsche Wohnen AG.	14,190
602,145		Dexus Property Group	4,507
1,060,662	*	Deyaar Development PJSC	99
319,894		DiamondRock Hospitality Co	2,905
124,812		DIC Asset AG.	1,301
266,209		Digital Realty Trust, Inc	28,365
328,392		Dios Fastigheter AB	2,090
850,000		DLF Ltd	2,160
252,536		Dongwon Development Co Ltd	905
785,230	*	DoubleDragon Properties Corp	266
331,348		Douglas Emmett, Inc	11,309
748,024		Dream Global REIT	6,520
24,995		Dream Industrial Real Estate Investment Trust	174
159,593		Dream Office Real Estate Investment Trust	2,606
46,488	*	Dream Unlimited Corp	233
796,973		Duke Realty Corp	20,642
78,070		Easterly Government Properties, Inc	1,224
471,813	*	Eastern & Oriental BHD	128
44,668		EastGroup Properties, Inc	4,097
702,200	*	Eco World Development Group BHD	154
592,100	*	Eco World International BHD	102
1,009,460	*	Emaar Development PJSC	1,209
2,065,572	*	Emaar Malls Group PJSC	1,004
11,103,141		Emaar Properties PJSC	12,482
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,660,971		Emira Property Fund Ltd	$1,709
1,095,383		Emlak Konut Gayrimenkul Yatiri	309
835,333		Emperor International Holdings	197
326,590		Empire State Realty Trust, Inc	4,647
393,007		Empiric Student Property plc	463
39,799		Entertainment Properties Trust	2,548
345,136	g	Entra ASA	4,597
137,003		Equinix, Inc	48,302
297,412		Equites Property Fund Ltd	400
173,482		Equity Commonwealth	5,206
494,850		Equity Lifestyle Properties, Inc	48,065
563,995		Equity Residential	37,229
814,184	*	Eshraq Properties Co PJSC	102
160,178		Essential Properties Realty Trust, Inc	2,217
208,913		Essex Property Trust, Inc	51,228
30,217		Eurobank Properties Real Estate Investment Co	289
37,658		Eurocommercial Properties NV	1,162
361,145		Extra Space Storage, Inc	32,676
766,527	*	Ezdan Holding Group QSC	2,727
359,875		Fabege AB	4,810
6,837,500		Fantasia Holdings Group Co Ltd	785
2,828,452		Far East Consortium	1,220
461,200		Far East Hospitality Trust	205
186,812		Farglory Land Development Co Ltd	210
107,976	e	Farmland Partners, Inc	490
176,755	*	Fastighets AB Balder	5,039
269,693		Federal Realty Investment Trust	31,835
6,423,606		Fibra Uno Administracion S.A. de C.V.	7,139
18,000,000		Filinvest Development Corp	4,039
50,592,000		Filinvest Land, Inc	1,352
72,600		Financial Street Holdings Co Ltd	68
150,129		First Capital Realty, Inc	2,073
448,762		First Industrial Realty Trust, Inc	12,951
497,670		First Real Estate Investment Trust	360
20,487		FirstService Corp	1,406
17,563		Fonciere Des Regions	1,695
14,805	*,e	Forestar Group, Inc	205
681,830		Fortress REIT Ltd	687
1,058,985		Fortress REIT Ltd (Class A)	1,342
583,034		Four Corners Property Trust, Inc	15,276
179,498		Franklin Street Properties Corp	1,118
5,121,725		Franshion Properties China Ltd	2,306
364,000		Frasers Centrepoint Trust	579
468,200		Frasers Hospitality Trust	240
1,129,410		Frasers Logistics & Industrial Trust	854
77,478		Front Yard Residential Corp	676
462		Frontier Real Estate Investment Corp	1,834
9,608	*	FRP Holdings, Inc	442
502		Fukuoka REIT Corp	762
1,976,000		Future Land Development Holdin	1,350
26,300		Future Land Holdings Co Ltd	91
1,764,203		Gaming and Leisure Properties, Inc	57,001
64,824		Gazit Globe Ltd	451
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,989		Gazit, Inc	$68
251,054		GCP Student Living plc	475
1,170,860		GDI Property Group	1,113
21,806		Gecina S.A.	2,823
88,500		Gemdale Corp	124
3,038,000		Gemdale Properties and Investment Corp Ltd	287
625,505		Geo Group, Inc	12,322
143,944		Getty Realty Corp	4,233
49,364		Gladstone Commercial Corp	885
18,672	e	Gladstone Land Corp	214
165,987		Global Medical REIT, Inc	1,476
92,673		Global Net Lease, Inc	1,633
591		Global One Real Estate Investment Corp	645
2,220,000	*	Glorious Property Holdings Ltd	117
2,598		GLP J-Reit	2,645
34,841	*	Godrej Properties Ltd	326
9,780		Goldcrest Co Ltd	141
426,500		Golden Land Property Development PCL	92
1,703,316		Goodman Property Trust	1,750
129,206	*,e	Government Properties Income Trust	888
975,087		GPT Group (ASE)	3,669
1,534,556		Grainger plc	4,104
125,384		Grand City Properties S.A.	2,725
136,969		Granite REIT	5,339
30,794		Great Eagle Holdings Ltd	132
798,530		Great Portland Estates plc	6,712
5,491,191		Green REIT plc	8,494
156,300		Greenland Holdings Corp Ltd	139
1,151,000		Greenland Hong Kong Holdings Ltd	280
5,341,000		Greentown China Holdings Ltd	4,017
1,391	m	Griffin Land & Nurseries, Inc (Class A)	44
790,000	*,e	Ground International Development Ltd	42
1,142,524		Growthpoint Properties Australia Ltd	3,011
5,952,062		Growthpoint Properties Ltd	9,675
332,600	*,e	Grupo GICSA S.A. de C.V.	108
342,000	*	Guangdong Land Holdings Ltd	75
1,119,085		Guangzhou R&F Properties Co Ltd	1,693
157,600	e	Guocoland Ltd	208
2,917,000		Guorui Properties Ltd	740
177,530		H&R Real Estate Investment Trust	2,685
41,723		Hamborner AG.	403
391,486		Hammerson plc	1,648
253,731		Hang Lung Group Ltd	647
4,061,559		Hang Lung Properties Ltd	7,720
336		Hankyu Reit, Inc	437
78,647		Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,498
1,408,543		Hansteen Holdings plc	1,663
1,177,888		HCP, Inc	32,898
1,050		Health Care & Medical Investment Corp	1,079
239,624		Healthcare Realty Trust, Inc	6,815
640,888		Healthcare Trust of America, Inc	16,221
141,000		Heiwa Real Estate Co Ltd	2,239
203,436		Helical Bar plc	827
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
72,639		Heliopolis Housing	$73
781,294		Hemfosa Fastigheter AB	6,165
2,353,853		Henderson Land Development Co Ltd	11,715
47,398		Hersha Hospitality Trust	831
172,339		HFF, Inc (Class A)	5,715
32,883,976		Hibernia REIT plc	47,171
679,042		Highwealth Construction Corp	993
263,921		Highwoods Properties, Inc	10,211
117,880	e	HKC Holdings Ltd	104
2,878,412		Hongkong Land Holdings Ltd	18,146
152	e	Hoshino Resorts REIT, Inc	720
146,887		Hospitality Properties Trust	3,508
1,950,398		Host Marriott Corp	32,513
74,384	*	Howard Hughes Corp	7,261
269,235		Huaku Development Co Ltd	597
536,802		Hudson Pacific Properties	15,599
139,418		Hufvudstaden AB (Series A)	2,158
468,617		Hulic Co Ltd	4,188
948		Hulic Reit, Inc	1,472
423,800		Hung Sheng Construction Co Ltd	353
215,522		Hyprop Investments Ltd	1,221
1,254,303		Hysan Development Co Ltd	5,965
14,768		Icade	1,126
164,700	e	Ichigo Holdings Co Ltd	477
914		Ichigo Real Estate Investment Corp	807
137,000	*,e	IDU Co	122
1,126,700		IGB Real Estate Investment Trust	472
50,200		Iguatemi Empresa de Shopping Centers S.A.	538
192,215		Immobiliare Grande Distribuzione SIIQ S.p.A	1,185
56,523		IMMOFINANZ AG.	1,357
114,635		Independence Realty Trust, Inc	1,052
2,573,829	*	Indiabulls Real Estate Ltd	3,218
1,068		Industrial & Infrastructure Fund Investment Corp	1,108
388,605	*	Industrial Buildings Corp	540
83,874	e	Industrial Logistics Properties Trust	1,650
2,048,884		Ingenia Communities Group	4,329
382,890		Inmobiliaria Colonial S.A.	3,569
12,034	e	Innovative Industrial Properties, Inc	546
879,973	*,g	Instone Real Estate Group AG.	16,737
100,333		InterRent Real Estate Investment Trust	959
737		Intershop Holding AG.	366
14,876	e	Intervest Offices	351
837,468	e	Intu Properties plc	1,210
20,867		Invesco Office J-Reit, Inc	2,917
3,301		Investis Holding S.A.	208
14,800	e	Investors Cloud Co Ltd	41
15,640		Investors Real Estate Trust	767
21,886	e,h	Invincible Investment Corp	9,027
803,588		Invitation Homes, Inc	16,136
1,226,565		IOI Properties Group Sdn BHD	457
1,560,865		Irish Residential Properties REIT plc	2,414
537,173		Iron Mountain, Inc	17,410
28,000	e	iShares Dow Jones US Real Estate Index Fund	2,098
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
86,367		iStar Financial, Inc	$792
944		Japan Excellent, Inc	1,276
8,909	h	Japan Hotel REIT Investment Corp	6,359
837		Japan Logistics Fund Inc	1,701
243		Japan Prime Realty Investment Corp	923
507		Japan Real Estate Investment Corp	2,847
1,229		Japan Rental Housing Investments, Inc	922
3,120		Japan Retail Fund Investment Corp	6,226
215,394		JBG SMITH Properties	7,498
24,683		Jernigan Capital, Inc	489
133,616	*	Jerusalem Economy Ltd	344
1,596,750	*,†,m	Jiangsu Future Land Co Ltd	5,934
1,306,996	e	Jiayuan International Group Ltd	2,418
55,400		Jinke Properties Group Co Ltd	50
48,733		Jones Lang LaSalle, Inc	6,170
13,000,000		Joy City Property Ltd	1,410
1,737,403		K Wah International Holdings Ltd	825
2,186,000		Kaisa Group Holdings Ltd	697
36,900	e	Katitas Co Ltd	874
356		Kenedix Realty Investment Corp	2,272
1,028		Kenedix Residential Investment Corp	1,567
761		Kenedix Retail REIT Corp	1,725
912,900		Kenedix, Inc	3,916
278,327		Kennedy-Wilson Holdings, Inc	5,057
724,717		Keppel DC REIT	718
2,641,670		Kerry Properties Ltd	9,016
225,393		Killam Apartment Real Estate Investment Trust	2,632
290,367		Kilroy Realty Corp	18,258
217,226		Kimco Realty Corp	3,182
198,000		Kindom Construction Co	132
143,241		Kite Realty Group Trust	2,018
1,012,723		Kiwi Property Group Ltd	929
117,500		KLCC Property Holdings BHD	218
271,908		Klepierre	8,403
1,986,045	e	Klovern AB (B Shares)	2,309
28,799		Korea Asset In Trust Co Ltd	114
94,780		Korea Real Estate Investment Trust Co	229
2,722,130		Kowloon Development Co Ltd	2,864
1,561,311	e	K-REIT Asia	1,307
643,105		Kungsleden AB	4,574
1,199,608		KWG Property Holding Ltd	1,063
805,467		Lai Fung Holdings Ltd	975
485,285		Lai Sun Development Co Ltd	793
182,064		Lamar Advertising Co	12,595
19,704	*	Lamda Development S.A.	129
3,194,300		Land and Houses PCL Co Reg	972
291,742		Land Securities Group plc	2,996
4,805,000		Langham Hospitality Investments Ltd	1,778
272,061	e	Lar Espana Real Estate Socimi S.A.	2,320
2,619		LaSalle Logiport REIT	2,536
125,236		LEG Immobilien AG.	13,066
403,244		Lend Lease Corp Ltd	3,303
212,211		Leopalace21 Corp	841
267,750		Lexington Realty Trust	2,198
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
217,265		Liberty Property Trust	$9,099
34,577		Life Storage, Inc	3,215
805,997		Link REIT	8,171
1,218,500		Lippo-Mapletree Indonesia Retail Trust	163
54,000		Liu Chong Hing Investment	84
129,458	*	LOG Commercial Properties e Participacoes S.A.	602
1,666,000		Logan Property Holdings Co Ltd	2,080
2,221,032		London & Stamford Property plc	4,924
1,382,678		Longfor Properties Co Ltd	4,112
386,900		LPN Development PCL (Foreign)	75
93,550		LTC Properties, Inc	3,899
69,735		Macerich Co	3,018
267,177		Mack-Cali Realty Corp	5,234
221,532		Macquarie CountryWide Trust	699
1,567,526		Macquarie Goodman Group	11,742
1,055,090		Macquarie MEAG Prime REIT	527
1,615,576		Mah Sing Group BHD	358
917,772		Manulife US Real Estate Investment Trust	706
35,779	*,†,e,m	Mapeley Ltd	0	^
1,640,282		Mapletree Commercial Trust	1,985
1,406,600		Mapletree Greater China Commercial Trust	1,177
1,142,399		Mapletree Industrial Trust	1,602
1,553,110		Mapletree Logistics Trust	1,437
76,689	*	Marcus & Millichap, Inc	2,633
734,592		Matrix Concepts Holdings BHD	334
6,663	*	Maui Land & Pineapple Co, Inc	66
436,200		MBK PCL	276
290,869		MedEquities Realty Trust, Inc	1,990
439,776		Medical Properties Trust, Inc	7,072
2,058,631	*	Medinet Nasr Housing	774
133,524,163		Megaworld Corp	12,019
35,696		Melisron Ltd	1,490
38,907		Mercialys S.A	534
350,198		Merlin Properties Socimi S.A.	4,326
29,806	*,g	Metrovacesa S.A.	378
2,217,800	g	Mexico Real Estate Management S.A. de C.V.	1,996
1,224,249		MGM Growth Properties LLC	32,332
2,017		MID Reit, Inc	1,593
69,552		Mid-America Apartment Communities, Inc	6,656
970,929		Midland Holdings Ltd	186
4,518,000		Minmetals Land Ltd	754
211		Mirai Corp	354
3,399,712		Mirvac Group	5,369
793,798		Mitsubishi Estate Co Ltd	12,489
134	e	Mitsubishi Estate Logistics REIT Investment Corp	294
1,561,179		Mitsui Fudosan Co Ltd	34,677
161		Mitsui Fudosan Logistics Park, Inc	456
4,747		Mobimo Holding AG.	1,132
602,000	e	Modern Land China Co Ltd	74
772,662		Monmouth Real Estate Investment Corp (Class A)	9,581
12,271	e	Montea C.V.A	841
16,249		Morguard Real Estate Investment Trust	136
1,423		Mori Hills REIT Investment Corp	1,791
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
227		Mori Trust Hotel Reit, Inc	$264
1,104		Mori Trust Sogo Reit, Inc	1,607
228,129		Multiplan Empreendimentos Imobiliarios S.A.	1,429
15,665	e	Nam Tai Property, Inc	136
114,203		National Health Investors, Inc	8,627
80,936		National Retail Properties, Inc	3,926
376,701		National Storage Affiliates Trust	9,968
2,414,447		National Storage REIT	2,985
982,000	e	Neo-China Land Group Holdings Ltd	159
346,346		NEPI Rockcastle plc	2,720
9,561	*	NESCO Ltd	60
151,840		New Senior Investment Group, Inc	626
10,873,908		New World Development Co Ltd	14,362
539,272		Newmark Group, Inc	4,325
197,572	e	NewRiver REIT plc	533
283,296		Nexity	12,791
86,845		NexPoint Residential Trust, Inc	3,044
323		Nippon Accommodations Fund, Inc	1,560
750		Nippon Building Fund, Inc	4,723
800	e	Nippon Healthcare Investment Corp	1,219
8,437		Nippon ProLogis REIT, Inc	17,806
3,134	h	NIPPON REIT Investment Corp	10,399
391,558		Nomura Real Estate Holdings, Inc	7,180
7,539		Nomura Real Estate Master Fund, Inc	9,919
58,097		NorthStar Realty Europe Corp	845
107,582		Northview Apartment Real Estate Investment Trust	1,929
109,824		NorthWest Healthcare Properties Real Estate Investment Trust	763
97,361		Norwegian Property ASA	119
48,294		NSI NV	1,887
270,669	*	Nyfosa AB	1,306
57,438	*	Oberoi Realty Ltd	362
351,245		Omega Healthcare Investors, Inc	12,346
86,024		One Liberty Properties, Inc	2,084
286,800		Open House Co Ltd	9,656
427,350		Origin Property PCL	87
2,191		Orix JREIT, Inc	3,644
594,912		OSK Holdings BHD	125
653,800		OUE Hospitality Trust	321
999,017		Outfront Media, Inc	18,102
345,800	e	Overseas Union Enterprise Ltd	363
921,890	*	Palm Hills Developments SAE	112
523,121		Paramount Group, Inc	6,570
403,068		Park Hotels & Resorts, Inc	10,472
776,000		Parkway Life Real Estate Investment Trust	1,497
726,950		Parque Arauco S.A.	1,618
34,600		Patrizia Immobilien AG.	661
515,900		Pavilion Real Estate Investment Trust	204
256,931	e	Pebblebrook Hotel Trust	7,274
93,689	e	Pennsylvania REIT	557
249,132	*	Phoenix Mills Ltd	2,011
665,205		Physicians Realty Trust	10,663
164,141		Piedmont Office Realty Trust, Inc	2,797
1,368,600		PLA Administradora Industrial S de RL de C.V.	1,627
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
319,000		Platinum Group PCL	$71
1,253,817		Poly Hong Kong Investment Ltd	392
103,534		Poly Real Estate Group Co Ltd	178
7,038,373		Polytec Asset Holdings Ltd	608
84,569		Potlatch Corp	2,676
4,692,000		Powerlong Real Estate Holdings Ltd	1,848
671,344		Precinct Properties New Zealand Ltd	668
322,240		Preferred Apartment Communities, Inc	4,531
990		Premier Investment Co	1,127
169,009	*	Prestige Estates Projects Ltd	532
1,140,826	e	Primary Health Properties plc	1,613
702,826		Prince Housing & Development Corp	233
251,800		ProLogis Property Mexico S.A. de C.V.	388
1,659,109		Prologis, Inc	97,423
474,035		Propertylink Group	382
845,000		Prosperity REIT	324
35,784		PS Business Parks, Inc	4,688
53,979		PSP Swiss Property AG.	5,323
4,156,100	*	PT Alam Sutera Realty Tbk	90
7,158,147	*	PT Bumi Serpong Damai	626
17,881,629		PT Ciputra Development Tbk	1,259
43,762,000	*	PT Hanson International Tbk	362
86,338,670	*	PT Kawasan Industri Jababeka Tbk	1,657
33,216,600		PT Lippo Karawaci Tbk	588
19,955,700		PT Pakuwon Jati Tbk	861
18,905,762		PT PP Properti Tbk	154
11,773,400	*	PT Sentul City Tbk	89
5,044,400		PT Summarecon Agung Tbk	283
234,061		Public Storage, Inc	47,376
1,625,000	*	Puravankara Projects Ltd	1,685
819,404	*,e	Purplebricks Group plc	1,548
568,408		QTS Realty Trust, Inc	21,060
2,795,422		Quality House PCL	225
402,433	*	Radium Life Tech Co Ltd	180
3,829,009	*	RAK Properties PJSC	516
352,745		Rayonier, Inc	9,768
7,400		Raysum Co Ltd	66
107,293		Re/Max Holdings, Inc	3,299
246,468	e	Realogy Holdings Corp	3,618
127,635		Realty Income Corp	8,046
308,632	e	Rebosis Property Fund Ltd	58
550,000	g	Redco Properties Group Ltd	314
1,026,489		Redefine International plc	375
4,706,844		Redefine Properties Ltd	3,168
102,114	*,e	Redfin Corp	1,470
454,000	*	Redsun Properties Group Ltd	168
25,200,000		Regal Real Estate Investment Trust	7,180
725,476		Regency Centers Corp	42,571
248,456	g	Regional REIT Ltd	293
455,563		Reit Ltd	1,685
67,800		Relo Holdings, Inc	1,584
13,731,250		Renhe Commercial Holdings Co Ltd	474
234,976		Resilient REIT Ltd	936
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,252		Retail Estates NV	$375
462,877		Retail Opportunities Investment Corp	7,351
428,996		Retail Properties of America, Inc	4,655
77,120	*	Retail Value, Inc	1,974
1,201,388		Rexford Industrial Realty, Inc	35,405
433,284		RioCan Real Estate Investment Trust	7,554
92,100		RiseSun Real Estate Development Co Ltd	107
425,855		RLJ Lodging Trust	6,984
23,530		RMR Group, Inc	1,249
796,000		Road King Infrastructure	1,415
2,540,264		Robinsons Land Corp	977
653,000	*,e	Ronshine China Holdings Ltd	770
102,463		RPT Realty	1,224
505,454		Ruentex Development Co Ltd	737
186,660		Rural Funds Group	281
102,418		Ryman Hospitality Properties	6,830
6,691,629		S.A. Corporate Real Estate Fund Nominees Pty Ltd	1,563
849,573		Sabana Shari’ah Compliant Industrial REIT	243
227,403		Sabra Healthcare REIT, Inc	3,748
523,549		Safestore Holdings plc	3,380
10,420		Safety Income and Growth, Inc	196
18,300	e	SAMTY Co Ltd	209
2,260		Samty Residential Investment Corp	1,792
14,877,077		Sansiri PCL	539
35,399		Saul Centers, Inc	1,672
279,886		Savills plc	2,523
176,996	*	SBA Communications Corp	28,654
1,066,300		SC Asset Corp PCL	89
9,141,669		Scentre Group	25,132
320,195		Schroder Real Estate Investment Trust Ltd	233
678,423		Segro plc	5,093
2,970		Sekisui House Reit, Inc	1,904
113,544		Select Income REIT	836
148,639		Selvaag Bolig ASA	696
141,694		Senior Housing Properties Trust	1,661
42,015	e	Seritage Growth Properties	1,358
442,694		Shaftesbury plc	4,686
308,800		Shanghai Erfangji Co Ltd	131
1,144,387		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	1,461
16,645,136		Shenzhen Investment Ltd	5,502
4,211,261		Shimao Property Holdings Ltd	11,216
192,050	*	Shining Building Business Co Ltd	64
16,600	e	Shinoken Group Co Ltd	103
960,885		Shopping Centres Australasia Property Group	1,726
21,740,500		Shui On Land Ltd	4,841
150,000	*	Shurgard Self Storage Europe Sarl	4,168
1,366		SIA Reit, Inc	3,317
258,700		Siam Future Development PCL	58
7,734,460		Sime Darby Property BHD	1,862
915,735		Simon Property Group, Inc	153,834
1,518,500	*	Singha Estate PCL	145
2,128,117		Sino Land Co	3,646
19,791,581		Sino-Ocean Land Holdings Ltd	8,728
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
152,692		Sinyi Realty Co	$146
2,376,036		Sirius Real Estate Ltd	1,817
59,966		SITE Centers Corp	664
126,479	*	Six of October Development & Investment	95
5,675		SK D&D Co Ltd	136
1,476,000		Skyfame Realty Holdings Ltd	250
279,666		SL Green Realty Corp	22,116
23,320,590		SM Prime Holdings	15,860
199,004		Smart Real Estate Investment Trust	4,494
381,453		Sobha Developers Ltd	2,486
2,604,135	*	Soho China Ltd	930
539,800		Soilbuild Business Space REIT	230
20,400		Sonae Sierra Brasil S.A.	136
1,544,191		SP Setia BHD	870
116,778		Sparkassen Immobilien AG.	1,946
502,700		SPH REIT	369
171,826		Spirit MTA REIT	1,225
51,331		Spirit Realty Capital, Inc	1,809
202,846		ST Modwen Properties plc	1,026
49,599	*	St. Joe Co	653
613,930		STAG Industrial, Inc	15,275
1,162,172		Standard Life Investment Property Income Trust Ltd	1,204
6,295		Star Asia Investment Corp	6,026
2,200	e	Starts Proceed Investment Corp	3,400
884,261		Starwood Property Trust, Inc	17,429
4,783,084		Stockland Trust Group	11,866
623,000	e	StorageVault Canada, Inc	1,082
319,556		STORE Capital Corp	9,047
8,602	*	Stratus Properties, Inc	206
379,992		Sumitomo Realty & Development Co Ltd	13,911
301,560		Summit Hotel Properties, Inc	2,934
48,757		Summit Industrial Income REIT	341
76,139		Summit Real Estate Holdings Ltd	627
477,278		Sun Communities, Inc	48,544
339,900		Sun Frontier Fudousan Co Ltd	3,282
1,927,334		Sun Hung Kai Properties Ltd	27,506
3,860,522	e	Sunac China Holdings Ltd	12,529
940,000	*	Suncity Group Holdings Ltd	147
2,103,000		Sunlight Real Estate Investment Trust	1,349
737,408		Sunstone Hotel Investors, Inc	9,594
2,275,567		Suntec Real Estate Investment Trust	2,968
28,176	*	Sunteck Realty Ltd	139
1,830,047		Sunway BHD	651
950,100		Sunway Real Estate Investment	398
473,900		Supalai PCL	265
1,423,693		Swire Pacific Ltd (Class A)	15,031
3,610,815		Swire Properties Ltd	12,687
82,705		Swiss Prime Site AG.	6,699
783,124		TAG Tegernsee Immobilien und Beteiligungs AG.	17,837
1,065,700	e	Takara Leben Co Ltd	2,934
77		Takara Leben Infrastructure Fu	72
556,790		Talaat Moustafa Group	307
117,908	e	Tanger Factory Outlet Centers, Inc	2,384
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
89,973		Taubman Centers, Inc	$4,093
28,030	*	Tejon Ranch Co	465
325,913		Terreno Realty Corp	11,462
112,555		Tier REIT, Inc	2,322
279,560		TLG Immobilien AG.	7,734
27,900		TOC Co Ltd	186
1,588,101		Tokyo Tatemono Co Ltd	16,463
1,213,531		Tokyu Fudosan Holdings Corp	5,982
573		Tokyu REIT, Inc	859
320,000		Top Spring International Holdings Ltd	86
1,366,900		Tosei Corp	10,406
3,380	e	Tosei Reit Investment Corp	3,510
2,736	*	Transcontinental Realty Investors, Inc	78
84,985	e	Tricon Capital Group, Inc	603
27,365	*,e,m	Trinity Place Holdings, Inc	119
4,875,251		Tritax Big Box REIT plc	8,161
4,112,721	*,g	Tritax EuroBox plc	4,852
1,888,300	*	U City PCL	148
148,290		UDR, Inc	5,875
924,500		UEM Land Holdings BHD	149
336,212		UMH Properties, Inc	3,981
126,999	*	Unibail-Rodamco-Westfield	19,702
760,921	*	Union Properties PJSC	83
954,812		Unite Group plc	9,817
456,314	*	United Development Co PSC	1,847
2,725		United Urban Investment Corp	4,220
369,977		Uniti Group, Inc	5,761
460,400		Univentures PCL	86
16,643		Universal Health Realty Income Trust	1,021
366,700		Unizo Holdings Co Ltd	6,818
353,885		UOA Development BHD	181
218,173		UOL Group Ltd	992
225,245		Urban Edge Properties	3,744
60,031		Urstadt Biddle Properties, Inc (Class A)	1,154
8,688		Vastned Retail NV	312
680,111		Ventas, Inc	39,848
520,559		VEREIT, Inc	3,722
149,924		VICI Properties, Inc	2,816
5,327,827		Vicinity Centres	9,763
19,239	e	Victoria Park AB	79
10,800,600		Vista Land & Lifescapes, Inc	1,114
1,262,201		Viva Energy REIT	2,001
70,972		Vornado Realty Trust	4,402
2,846,185		Vukile Property Fund Ltd	3,947
143,054	e	Wallenstam AB	1,327
53,439		Warehouses De Pauw SCA	7,053
244,463		Washington Prime Group, Inc	1,188
101,174		Washington REIT	2,327
530,116	e	Watkin Jones plc	1,389
72,110		Weingarten Realty Investors	1,789
687,566		Welltower, Inc	47,724
29,609	e	Wereldhave NV	921
1,601,754		Weyerhaeuser Co	35,014
4,393,635		WHA Corp PCL	578
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,993,332		Wharf Holdings Ltd	$7,804
2,592,332		Wharf Real Estate Investment Co Ltd	15,505
780,591		Wheelock & Co Ltd	4,469
174,320		Whitestone REIT	2,137
552,899		Wihlborgs Fastigheter AB	6,410
246,440		Wing Tai Holdings Ltd	349
247,045		Workspace Group plc	2,497
75,173		WP Carey, Inc	4,912
28,459		WPT Industrial Real Estate Investment Trust	366
417,597		Xenia Hotels & Resorts, Inc	7,183
28,200		Xinhu Zhongbao Co Ltd	12
1,301,500		Yanlord Land Group Ltd	1,165
821,466	e	Yoma Strategic Holdings Ltd	205
160,100		Youngor Group Co Ltd	168
392,600		YTL Hospitality REIT	112
949,000		Yuexiu Real Estate Investment Trust	608
33,844,912		Yuexiul Property Co Ltd	6,220
2,104,622		Yuzhou Properties Co	869
1,258,000	*	Zhuguang Holdings Group Co Ltd	222
		TOTAL REAL ESTATE	3,937,025

RETAILING - 5.1%
114,498	*	1-800-FLOWERS.COM, Inc (Class A)	1,400
163,460		Aaron’s, Inc	6,873
23,720	e	ABC-Mart, Inc	1,314
174,295		Abercrombie & Fitch Co (Class A)	3,495
1,474,568		Accent Group Ltd	1,247
32,300		Adastria Holdings Co Ltd	544
499,942		Advance Auto Parts, Inc	78,721
423,900		Aeon Co M Bhd	151
2,381,791	*	Alibaba Group Holding Ltd (ADR)	326,472
10,400		Alpen Co Ltd	159
1,132,969	*,n	Amazon.com, Inc	1,701,685
296,771		American Eagle Outfitters, Inc	5,737
39,157	*	America’s Car-Mart, Inc	2,837
149,631	*,e	AO World plc	245
22,500		AOKI Holdings, Inc	264
26,941		Aoyama Trading Co Ltd	646
8,000		Arata Corp	318
115,800		Arc Land Sakamoto Co Ltd	1,423
16,000	*	Arvind Fashions Ltd	39
10,100		Asahi Co Ltd	126
24,621	*	Asbury Automotive Group, Inc	1,641
223,283	*	Ascena Retail Group, Inc	560
12,700	e	ASKUL Corp	271
475,043	*	ASOS plc	13,791
55,033	*	At Home Group, Inc	1,027
46,388		Autobacs Seven Co Ltd	769
138,157		Automotive Holdings Group Ltd	152
111,282	*	Autonation, Inc	3,973
36,826	*	AutoZone, Inc	30,873
2,123,972		B&M European Value Retail S.A.	7,622
3,338,873	*	B2W Companhia Global Do Varejo	36,081
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
38,407	*,e	Baozun, Inc (ADR)	$1,122
390,469	*	Barnes & Noble Education, Inc	1,566
104,599		Barnes & Noble, Inc	742
471,344		BCA Marketplace plc	1,320
1,329,800		Beauty Community PCL (Foreign)	267
5,765,068	e	Bed Bath & Beyond, Inc	65,261
36,000		Belluna Co Ltd	328
2,638,160		Berjaya Auto BHD	1,373
1,489,087		Best Buy Co, Inc	78,862
77,000		BIC CAMERA, Inc	976
19,844	e,m	Big 5 Sporting Goods Corp	51
50,781		Big Lots, Inc	1,469
192,079		Bilia AB	1,804
960,614	*,e	BJ’s Wholesale Club Holdings, Inc	21,287
572,260	*	boohoo.com plc	1,181
96,516	*	Booking Holdings, Inc	166,241
36,023	*	Boot Barn Holdings, Inc	613
707,245	*,e,g	Boozt AB	3,592
537,000	*,†,e	Boshiwa International Holding	1
37,146	e	Buckle, Inc	718
198,459	*	Burlington Stores, Inc	32,283
168,650		Burson Group Ltd	700
6,916		Byggmax Group AB	25
53,070		Caleres, Inc	1,477
44,406	e	Camping World Holdings, Inc	509
86,689		Canadian Tire Corp Ltd	9,064
150,700		Canon Marketing Japan, Inc	2,686
584,326	e	Card Factory plc	1,292
536,086	*	CarMax, Inc	33,629
73,296	*,e	Carvana Co	2,397
13,840	e	Cashbuild Ltd	282
43,981		Cato Corp (Class A)	628
206,337	e	Chico’s FAS, Inc	1,160
37,952		Children’s Place Retail Stores, Inc	3,419
307,000		China Animation Characters Co Ltd	105
24,700		China Grand Automotive Services Co Ltd	15
449,000	e	China Harmony New Energy Auto Holding Ltd	169
2,064,000		China Meidong Auto Holdings Ltd	782
561,500		China ZhengTong Auto Services Holdings Ltd	335
9,900	e	Chiyoda Co Ltd	159
31,300		Chori Co Ltd	474
567,000		Chow Sang Sang Holding	843
177,945		Citi Trends, Inc	3,628
10,750		CJ O Shopping Co Ltd	1,946
21,985	e	Clas Ohlson AB (B Shares)	193
367,000	*,e,g	Cogobuy Group	124
5,896,800		Com7 PCL (Foreign)	2,804
85,921	*	Conn’s, Inc	1,620
219,759	*,e	Container Store Group, Inc	1,048
468,729		Core-Mark Holding Co, Inc	10,898
75,000	*,e	CROOZ, Inc	1,582
813,289	*	Ctrip.com International Ltd (ADR)	22,008
643	*	Cuckoo Homesys Co Ltd	103
502,169		Dah Chong Hong Holdings Ltd	173
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
124,900	e	DCM Japan Holdings Co Ltd	$1,307
22,215		Delek Automotive Systems Ltd	87
77,860	*,g	Delivery Hero AG.	2,907
245,738		Dick’s Sporting Goods, Inc	7,667
492,286		Dickson Concepts International Ltd	241
62,210		Dieteren S.A.	2,346
15,529	e	Dillard’s, Inc (Class A)	937
929,316		Dollar General Corp	100,440
333,934	*	Dollar Tree, Inc	30,161
388,192		Dollarama, Inc	9,233
95,200		Don Quijote Co Ltd	5,886
13,100		Doshisha Co Ltd	210
252,520		DSW, Inc (Class A)	6,237
27,369	e	Dufry Group	2,606
11,875	*,e	Duluth Holdings, Inc	300
64,833		Dunelm Group plc	447
119,781	g	Dustin Group AB	998
2,406,495	*	eBay, Inc	67,550
405,983		EDION Corp	3,997
48,386	*	eDreams ODIGEO S.A.	132
909,336	e	El Puerto de Liverpool SAB de C.V.	5,838
32,605		Empresas Tricot S.A.	45
105,000	*	Enigmo, Inc	1,984
1,310,200	*,e	Esprit Holdings Ltd	262
398,080	*	Etsy, Inc	18,937
109,469	g	Europris ASA	293
969,430		Expedia, Inc	109,206
247,348	*	Express Parent LLC	1,264
588,000		Far Eastern Department Stores Co Ltd	300
590,727	*	Farfetch Ltd	10,462
61,712		Fast Retailing Co Ltd	31,519
167,228	*	Five Below, Inc	17,111
34,054	*,e	Floor & Decor Holdings, Inc	882
240,274		Foot Locker, Inc	12,783
298,269		Foschini Ltd	3,444
12,500		Fuji Co Ltd	212
14,329	*,e	Funko, Inc	188
28,671	*	Future Lifestyle Fashions Ltd	173
16,466	*,e	Gaia, Inc	171
175,283	e	GameStop Corp (Class A)	2,212
349,775		Gap, Inc	9,010
38,624	*	Genesco, Inc	1,711
71,546		Genuine Parts Co	6,870
256,400		Geo Holdings Corp	3,893
756,000		Giordano International Ltd	357
147,636	*,e	GNC Holdings, Inc	350
565,615	e	Gocompare.Com Group plc	493
11,089,844	*,e	GOME Electrical Appliances Holdings Ltd	919
458,500		Grand Baoxin Auto Group Ltd	129
63,651		Greencross Ltd	244
24,137		Group 1 Automotive, Inc	1,272
12,362	*	Groupe Fnac	808
5,321,484	*	Groupon, Inc	17,029
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
663,428	*	GrubHub, Inc	$50,958
9,848		GS Home Shopping, Inc	1,583
99,140		Guess?, Inc	2,059
42,100	e	Gulliver International Co Ltd	139
147,620		Halfords Group plc	481
55,525		Hankyu Department Stores, Inc	788
711,144	e	Harvey Norman Holdings Ltd	1,583
24,491		Haverty Furniture Cos, Inc	460
47,041	*,e	HelloFresh SE	329
4,161,037	*	Hengdeli Holdings Ltd	186
1,511,527	e	Hennes & Mauritz AB (B Shares)	21,496
85,345	*	Hibbett Sports, Inc	1,220
19,871		Hikari Tsushin, Inc	3,106
3,551,133		Home Depot, Inc	610,156
21,971,394		Home Product Center PCL (Foreign)	10,253
6,750		Hornbach Holding AG. & Co KGaA	319
230,518		Hotai Motor Co Ltd	1,910
29,258	e	Hotel Shilla Co Ltd	2,007
487,037	*	Hudson Ltd	8,353
75,427	e	Hudson’s Bay Co	403
61,250		Hyundai Department Store Co Ltd	4,960
11,831		Hyundai Home Shopping Network Corp	1,050
307,603		Inchcape plc	2,165
1,074,989		Industria De Diseno Textil S.A.	27,439
230,528		Isetan Mitsukoshi Holdings Ltd	2,547
28,400	e	Istyle, Inc	211
1,130,000		IT Ltd	594
26,600		Izumi Co Ltd	1,237
161,679		J Front Retailing Co Ltd	1,850
89,181	*	J. Jill, Inc	475
60,451		Jardine Cycle & Carriage Ltd	1,565
302,884	e	JB Hi-Fi Ltd	4,725
422,771	*,e	JC Penney Co, Inc	440
1,839,165		JD Sports Fashion plc	8,190
865,700	*	JD.com, Inc (ADR)	18,119
10,100		Jin Co Ltd	533
48,892		John Menzies plc	317
39,800		Joshin Denki Co Ltd	870
32,600		Joyful Honda Co Ltd	408
114,871		JUMBO S.A.	1,674
47,400	*,e	Jumei International Holding Ltd (ADR)	87
550,408	*	Just Eat plc	4,116
21,187		Keiyo Co Ltd	101
175,415		Kering	82,176
852,801		Kingfisher plc	2,242
5,200	*	Kintetsu Department Store Co Ltd	164
150,309	*	Kirkland’s, Inc	1,432
181,919		Kogan.com Ltd	436
981,762		Kohl’s Corp	65,130
16,900		Kohnan Shoji Co Ltd	408
82,000		Komeri Co Ltd	1,764
521,200		K’s Holdings Corp	5,130
585,971		L Brands, Inc	15,042
600,000		L’ Occitane International S.A.	1,092
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
103,414	*,e	Lands’ End, Inc	$1,469
72,202	*	Leaf Group Ltd	495
3,735,985		Li & Fung Ltd	589
8,500		Liaoning Cheng Da Co Ltd	13
256,416	*	Liberty Expedia Holdings, Inc	10,028
347,000	*	Lifestyle China Group Ltd	120
426,000		Lifestyle International Holdings Ltd	646
30,482	*	Liquidity Services, Inc	188
140,310	e	Lithia Motors, Inc (Class A)	10,710
217,200		LIXIL VIVA Corp	3,072
136,589	*	LKQ Corp	3,241
600,000		Lojas Americanas S.A.	2,322
2,528,694		Lojas Americanas S.A.(Preference)	12,821
1,007,089		Lojas Renner S.A.	10,987
497,225		Lookers plc	586
63,158		LOTTE Himart Co Ltd	2,646
42,091		Lotte Shopping Co Ltd	7,947
153,002		Lovisa Holdings Ltd	670
794,204		Lowe’s Companies, Inc	73,353
225,000		Luk Fook Holdings International Ltd	642
39,123	*,e	Lumber Liquidators, Inc	372
2,815,699		Macy’s, Inc	83,851
129,168		Magazine Luiza S.A.	6,021
28,731	g	Maisons du Monde S.A.	550
26,529	*	MarineMax, Inc	486
384,315		Marks & Spencer Group plc	1,205
207,323		Marui Co Ltd	4,018
109,288		Matas A.S.	974
17,200		Matsuya Co Ltd	174
26,054		Mekonomen AB	267
300	*,e	Mercari, Inc	5
114,626		Metro AG.	413
198,288	*,e	Michaels Cos, Inc	2,685
40,740	e	Mobilezone Holding AG.	453
18,000		momo.com, Inc	110
1,780,054		Moneysupermarket.com Group plc	6,250
40,752		Monro Muffler, Inc	2,802
98,494	*	Motus Holdings Ltd	602
245,397		Mr Price Group Ltd	4,193
82,955	*	Murphy USA, Inc	6,358
471,206	*,e	Myer Holdings Ltd	138
95,968	e,m	N Brown Group plc	115
77,696	*	National Vision Holdings, Inc	2,189
1,202,201		New Carphone Warehouse plc	1,841
60,390		Next plc	3,075
23,300	e	Nextage Co Ltd	229
29,400		Nishimatsuya Chain Co Ltd	238
58,222		Nitori Co Ltd	7,292
210,700		Nojima Corp	4,271
282,830		Nordstrom, Inc	13,183
9,577		NS Shopping Co Ltd	110
37,151		Nutri/System, Inc	1,630
534,412	*	Ocado Ltd	5,387
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
702,231		Office Depot, Inc	$1,812
12,500	*	Oisix ra daichi, Inc	207
162,330	*	Ollie’s Bargain Outlet Holdings, Inc	10,797
364,744	g	On the Beach Group plc	1,563
21,200	*,e	Open Door, Inc	491
206,464	*	O’Reilly Automotive, Inc	71,092
27,175	*,e	Overstock.com, Inc	369
1,202,300		Padini Holdings BHD	1,022
5,800		Pal Co Ltd	142
99,900		Paltac Corp	4,711
15,000		Parco Co Ltd	152
75,614	*,e	Party City Holdco, Inc	755
15,500	e	PC Depot Corp	61
52,780	*	PC Home Online	217
66,239	*	PC Jeweller Ltd	82
1,001,421		Pendragon plc	287
138,791		Penske Auto Group, Inc	5,596
26,378	e	PetMed Express, Inc	614
554,500		Petrobras Distribuidora S.A.	3,672
315,492		Pets at Home Group plc	466
70,524		Pool Corp	10,483
5,252,500		Pou Sheng International Holdings Ltd	1,013
36,701		Poya Co Ltd	378
60,105		Premier Investments Ltd	623
15,795,500		PT ACE Hardware Indonesia Tbk	1,639
14,036,900		PT Matahari Department Store Tbk	5,463
26,900,200		PT Mitra Adiperkasa Tbk	1,506
7,732,200		PT Ramayana Lestari Sentosa Tbk	764
402,800		PTG Energy PCL	106
99,419	*	Quotient Technology, Inc	1,062
2,045,156	*	Qurate Retail Group, Inc QVC Group	39,921
227,718	e	Rakuten, Inc	1,528
225,015	*	Rent-A-Center, Inc	3,643
52,939	*,e	RH	6,343
431,186		Ripley Corp S.A.	361
361,700		Robinson PCL	705
43,236	*,g	Rocket Internet SE	999
510,403		Ross Stores, Inc	42,466
105,833	*	RTW RetailWinds, Inc	299
20,600		Ryohin Keikaku Co Ltd	5,001
7,906,816		SA SA International Holdings Ltd	2,986
739,120		SACI Falabella	5,418
153,552	*	Sally Beauty Holdings, Inc	2,618
31,900		Sanrio Co Ltd	623
261,000		Senao International Co Ltd	297
15,648	*	Seobu Truck Terminal Co Ltd	125
30,800		Seria Co Ltd	1,047
36,059	*	Shankara Building Products Ltd	271
28,000		Shimachu Co Ltd	756
15,303		Shimamura Co Ltd	1,172
7,885		Shinsegae Co Ltd	1,810
2,039		Shinsegae International Co Ltd	357
51,201	e	Shoe Carnival, Inc	1,716
5,613	*,g	Shop Apotheke Europe NV	242
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,294	*	Shopper’s Stop Ltd	$95
42,001	*	Shutterfly, Inc	1,691
23,551		Shutterstock, Inc	848
752,687		Siam Global House PCL	451
101,188		Signet Jewelers Ltd	3,215
26,083	e,g	Sleep Country Canada Holdings, Inc	382
180,291	*	Sleep Number Corp	5,721
30,138		Sonic Automotive, Inc (Class A)	415
140,320	*	Sports Direct International plc	426
52,099	*,e	Sportsman’s Warehouse Holdings, Inc	228
28,163	*	Stamps.com, Inc	4,383
140,816		Start Today Co Ltd	2,580
217,500		Suning.com Co Ltd	313
243,749		Super Cheap Auto Group Ltd	1,208
220,506	*	Super Group Ltd	520
49,558		SuperGroup plc	296
103,714		Tailored Brands, Inc	1,415
100,309		Takashimaya Co Ltd	1,281
14,055	*,g	Takeaway.com Holding BV	950
25,510		Takkt AG.	399
1,162,568		Target Corp	76,834
60,700		Telepark Corp	1,146
7,158,099		Test-Rite International Co	5,241
653,340	n	Tiffany & Co	52,600
56,506		Tile Shop Holdings, Inc	310
388,858		Tilly’s, Inc	4,223
2,822,921		TJX Companies, Inc	126,297
36,298		Tokmanni Group Corp	299
11,700	*,e	Tokyo Base Co Ltd	57
9,500	e	Tokyo Derica Co Ltd	96
332,301		Tractor Supply Co	27,727
295,708		Trade Me Ltd	1,261
730,816		Truworths International Ltd	4,469
258,334	*	Ulta Beauty, Inc	63,250
25,363	e	Uni-Select, Inc	361
56,599		United Arrows Ltd	1,803
364,492	*	Urban Outfitters, Inc	12,101
213,886		USS Co Ltd	3,589
2,212		Valora Holding AG.	485
8,543,100		Via Varejo S.A.	9,695
1,034,700	*	Vipshop Holdings Ltd (ADR)	5,649
5,200	*	V-Mart Retail Ltd	193
46,800		VT Holdings Co Ltd	174
81,858	*,e	Wayfair, Inc	7,374
1,020,000	*,e	We Solutions Ltd	65
109,051		Webjet Ltd	844
1,021,920		Wesfarmers Ltd	23,217
14,037		Weyco Group, Inc	409
333,879		WH Smith plc	7,324
840,600		Wilcon Depot, Inc	202
213,859	e	Williams-Sonoma, Inc	10,789
3,135		Winmark Corp	498
906,849		Woolworths Holdings Ltd	3,473
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,400		Xebio Co Ltd	$177
61,041	e,g	XXL ASA	185
485,604		Yamada Denki Co Ltd	2,332
51,300		Yellow Hat Ltd	1,225
80,500		Yume No Machi Souzou Iinkai Co Ltd	937
19,886	*,g	Zalando SE	514
498,500		Zhongsheng Group Holdings Ltd	989
3,934	*	zooplus AG.	539
125,999	*	Zumiez, Inc	2,415
		TOTAL RETAILING	5,238,394

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
545,227	*,e	Acacia Communications, Inc	20,719
7,849	*,e	ACM Research, Inc	85
1,354,615		A-DATA Technology Co Ltd	1,760
24,970	*,e	Adesto Technologies Corp	110
114,138	*	Advanced Energy Industries, Inc	4,900
4,958,181	*,e	Advanced Micro Devices, Inc	91,528
6,279	*	Advanced Process Systems Corp	122
620,500		Advantest Corp	12,696
164,650	*	Aixtron AG.	1,596
27,755	*	Alpha & Omega Semiconductor Ltd	283
39,608	*,e	Ambarella, Inc	1,385
369,402	*	Amkor Technology, Inc	2,423
50,456	e	ams AG.	1,215
531,298		Analog Devices, Inc	45,601
6,500	e	AOI Electronics Co Ltd	149
2,808,551		Applied Materials, Inc	91,952
200,000	*	APS Holdings Corp	760
26,580	*,e	Aquantia Corp	233
271,738		Ardentec Corp	231
5,249,445		ASE Industrial Holding Co Ltd	9,947
26,239		ASM International NV	1,082
357,704		ASM Pacific Technology	3,453
21,884		ASMedia Technology, Inc	355
659,920		ASML Holding NV	103,383
14,000		ASPEED Technology, Inc	269
21,446	*	Atto Co Ltd	68
68,823	*	Axcelis Technologies, Inc	1,225
52,026	*	AXT, Inc	226
390,150		BE Semiconductor Industries NV	8,224
1,250,690		Broadcom, Inc	318,025
163,976		Brooks Automation, Inc	4,293
55,438		Cabot Microelectronics Corp	5,286
46,154	*	Ceva, Inc	1,020
11,000		Chang Wah Technology Co Ltd	105
11,538	*,†	China Energy Savings Technology, Inc	0
4,414,100		Chipbond Technology Corp	8,863
203,436		ChipMOS Technologies, Inc	173
156,297	*	Cirrus Logic, Inc	5,186
135,063		Cohu, Inc	2,170
1,531,801	*,e	Cree, Inc	65,523
486,679		Cypress Semiconductor Corp	6,191
23,923		Dainippon Screen Manufacturing Co Ltd	1,003
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
41,100	*,e	Daqo New Energy Corp (ADR)	$962
165,071	*	Dialog Semiconductor plc	4,278
359,070	*	Diodes, Inc	11,584
34,000		Disco Corp	3,953
136,812		Dongbu HiTek Co Ltd	1,337
193,400		Elan Microelectronics Corp	475
170,000		Elite Semiconductor Memory Technology, Inc	166
36,075		Elmos Semiconductor AG.	800
50,571		eMemory Technology, Inc	432
346,094		Entegris, Inc	9,654
5,349		Eo Technics Co Ltd	232
524,000		Epistar Corp	434
258,000		Everlight Electronics Co Ltd	248
134,060		Faraday Technology Corp	184
20,700		Ferrotec	148
196,265	*	First Solar, Inc	8,332
232,000		Forhouse Corp	121
96,295	*	Formfactor, Inc	1,357
144,000		Formosa Advanced Technologies Co Ltd	149
238,850		Foxsemicon Integrated Technology, Inc	1,003
7,598,000	*,e	GCL Poly Energy Holdings Ltd	461
14,952	*,e	GemVax & Kael Co Ltd	161
55,000		Global Unichip Corp	364
215,000		Globalwafers Co Ltd	1,971
353,033		Globetronics Technology BHD	149
857,000		Greatek Electronics, Inc	1,200
839,200		Hana Microelectronics PCL (Foreign)	851
15,479		Hanmi Semiconductor Co Ltd	108
119,000		Holtek Semiconductor, Inc	225
445,000	g	Hua Hong Semiconductor Ltd	823
947,371		Hynix Semiconductor, Inc	51,647
31,649	*,e	Ichor Holdings Ltd	516
21,604	*,e	Impinj, Inc	314
1,446,683		Infineon Technologies AG.	28,965
3,801	*	Innox Advanced Materials Co Ltd	129
496,652	*,e	Inphi Corp	15,967
279,273	*	Integrated Device Technology, Inc	13,525
11,409,643	n	Intel Corp	535,455
454,740	*,e	IQE plc	377
44,200		Japan Material Co Ltd	430
40,500	*,e	JinkoSolar Holding Co Ltd (ADR)	401
23,419		Jusung Engineering Co Ltd	136
602,000		King Yuan Electronics Co Ltd	453
174,000		Kinsus Interconnect Technology Corp	246
337,153		Kla-Tencor Corp	30,172
5,426		Koh Young Technology, Inc	402
84,673	*,e,m	Kopin Corp	85
8,300		L&F Co Ltd	272
424,445		Lam Research Corp	57,797
36,800		Land Mark Optoelectronics Corp	270
24,200		Lasertec Corp	618
1,186,253	*	Lattice Semiconductor Corp	8,209
8,232		LEENO Industrial Inc	347
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
179,726		Lextar Electronics Corp	$104
35,100		LONGi Green Energy Technology Co Ltd	89
20,000	*	Machvision, Inc	243
60,402	*,e	MA-COM Technology Solutions	876
1,117,000		Macronix International	663
204,700		Malaysian Pacific Industries BHD	493
3,657,169		Marvell Technology Group Ltd	59,210
564,109		Maxim Integrated Products, Inc	28,685
79,593	*	MaxLinear, Inc	1,401
3,516,794		MediaTek, Inc	26,174
2,086		Meerecompany, Inc	93
9,700		Megachips Corp	205
13,321	e	Melexis NV	775
1	*	Mellanox Technologies Ltd	0	^
386,619	*,e	Meyer Burger Technology AG.	237
296,910	e	Microchip Technology, Inc	21,354
2,118,932	*	Micron Technology, Inc	67,234
17,300		Micronics Japan Co Ltd	109
40,400		Mimasu Semiconductor Industry Co Ltd	478
13,800	e	Mitsui High-Tec, Inc	106
82,409		MKS Instruments, Inc	5,324
202,103		Monolithic Power Systems, Inc	23,494
29,113	*	Nanometrics, Inc	796
1,040,000		Nanya Technology Corp	1,862
1,284,405	*	Neo Solar Power Corp	327
130,260	*,e	NeoPhotonics Corp Ltd	844
87,084	*,e	Nordic Semiconductor ASA	291
18,796	*	Nova Measuring Instruments Ltd	425
1,696,752		Novatek Microelectronics Corp Ltd	7,833
44,200		Nuflare Technology, Inc	2,000
6,398		NVE Corp	560
1,755,026		NVIDIA Corp	234,296
1,141,904		NXP Semiconductors NV	83,679
1,052,765	*	ON Semiconductor Corp	17,381
21,440		On-Bright Electronics, Inc	125
7,200	e	Optorun Co Ltd	109
193,000	*	Pan Jit International, Inc	158
43,401		Parade Technologies Ltd	610
39,534	*	PDF Solutions, Inc	333
134,895		Phison Electronics Corp	1,004
429,716	*	Photronics, Inc	4,160
82,613		Pixart Imaging, Inc	235
44,575		Power Integrations, Inc	2,718
474,397		Powertech Technology, Inc	1,020
241,248	*	Qorvo, Inc	14,651
3,014,784		QUALCOMM, Inc	171,571
2,493,000		Radiant Opto-Electronics Corp	6,884
246,804	*	Rambus, Inc	1,893
2,364,333		Realtek Semiconductor Corp	10,966
431,285	*	Renesas Electronics Corp	1,959
5,497		RFHIC Corp	121
407,608		Rohm Co Ltd	26,016
2,700	e	RS Technologies Co Ltd	70
362,575	*	Rudolph Technologies, Inc	7,422
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,270,024		Samsung Electronics Co Ltd	$253,082
998,692		Samsung Electronics Co Ltd (Preference)	28,536
61,238		Sanan Optoelectronics Co Ltd	101
14,799	e	Sanken Electric Co Ltd	276
79,000		SDI Corp	177
2,702,547	*,e	Semiconductor Manufacturing International Corp	2,356
323,911	*	Semtech Corp	14,858
23,754		Seoul Semiconductor Co Ltd	414
166,000	*	Shanghai Fudan Microelectronics Group Co Ltd	148
9,600		Shindengen Electric Manufacturing Co Ltd	330
980,000	*,e	Shinkawa Ltd	3,391
716,500		Shinko Electric Industries	4,565
230,000		Sigurd Microelectronics Corp	202
40,934		Silergy Corp	602
55,708	*	Silicon Laboratories, Inc	4,390
7,220		Silicon Works Co Ltd	218
136,907		Siltronic AG.	11,391
294,000		Sino-American Silicon Products, Inc	585
175,000		Sitronix Technology Corp	574
330,399		Skyworks Solutions, Inc	22,143
6,378		SMA Solar Technology AG.	121
13,336	*,e	SMART Global Holdings, Inc	396
14,924	*	SOITEC	864
670,229		STMicroelectronics NV	9,500
381,234	e	Sumco Corp	4,246
78,395	*,e	SunPower Corp	390
898,300		SVI PCL (Foreign)	135
653,000		Taiwan Semiconductor Co Ltd	1,083
37,181,058		Taiwan Semiconductor Manufacturing Co Ltd	269,980
532,032		Teradyne, Inc	16,695
1,678,421		Texas Instruments, Inc	158,611
2,826		Tokai Carbon Korea Co Ltd	102
96,446		Tokyo Electron Ltd	10,857
24,300		Tokyo Seimitsu Co Ltd	612
656,550		Topco Scientific Co Ltd	1,483
14,911	*,†	Toptec Co Ltd	94
64,936	*	Tower Semiconductor Ltd	975
1,746,000	*,†,m	Trony Solar Holdings Co Ltd.	2
4,508		U-Blox AG.	363
51,400		UKC Holdings Corp	856
49,866	*	Ultra Clean Holdings	422
26,600		Ulvac, Inc	768
607,100		Unisem M BHD	482
27,326,871		United Microelectronics Corp	9,881
180,933	e	Universal Display Corp	16,930
2,477,228		Vanguard International Semiconductor Corp	4,805
64,761	*	Veeco Instruments, Inc	480
117,124		Versum Materials, Inc	3,247
138,000	*	Via Technologies, Inc	117
101,068		Visual Photonics Epitaxy Co Ltd	213
96,400		ViTrox Corp BHD	147
307,975		Wafer Works Corp	334
3,361,500		Win Semiconductors Corp	12,950
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,398,000		Winbond Electronics Corp	$1,057
15,304		WONIK IPS Co Ltd	276
36,298	*,e,g	X-Fab Silicon Foundries SE	177
1,147,960		Xilinx, Inc	97,772
103,000	*	XinTec, Inc	114
2,645,725	e	Xinyi Solar Holdings Ltd	933
94,125		Xperi Corp	1,731
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,440,919

SOFTWARE & SERVICES - 8.8%
68,500	*	21Vianet Group, Inc (ADR)	592
85,022	*,e	2U, Inc	4,227
3,600		360 Security Technology, Inc	11
119,026	*	8x8, Inc	2,147
260,949	*	A10 Networks, Inc	1,628
1,520,366		Accenture plc	214,387
147,524	*	ACI Worldwide, Inc	4,082
956,785	*	Adobe, Inc	216,463
1,967	*,e,g	Adyen NV	1,063
237,151	*,e	Afterpay Touch Group Ltd	2,074
2,200,000	*,e	AGTech Holdings Ltd	136
4,046		Ahnlab, Inc	168
61,500		Aisino Corp	205
575,426	*	Akamai Technologies, Inc	35,147
39,227	*	Alarm.com Holdings, Inc	2,035
53,147	*,g	Alfa Financial Software Holdings plc	78
119,837		Alliance Data Systems Corp	17,985
244,787		Alpha Systems, Inc	5,577
70,228	*	Altair Engineering, Inc	1,937
38,048		Alten	3,172
38,239	*,e	Alteryx, Inc	2,274
288,748		Altium Ltd	4,420
150,968	e	Altran Technologies S.A.	1,213
588,605		Amadeus IT Holding S.A.	40,954
193,911	*	Amber Road, Inc	1,596
261,933		Amdocs Ltd	15,344
35,981		American Software, Inc (Class A)	376
982,354	*,e	Anaplan, Inc	26,072
100,303	*	Ansys, Inc	14,337
156,406		Appen Ltd	1,415
21,581	*	Appfolio, Inc	1,278
81,825	*,m	Apptio, Inc	3,106
10,400		Argo Graphics, Inc	364
159,144	*	Aspen Technology, Inc	13,078
286,690		Asseco Poland S.A.	3,537
14,292	*,e	Asure Software, Inc	73
89,617	*	Atlassian Corp plc	7,974
127,055		Atos Origin S.A.	10,410
17,526		Aubay	565
195,054	*	Autodesk, Inc	25,086
1,016,283		Automatic Data Processing, Inc	133,255
18,030	*,e	Avalara, Inc	562
448,595	*,g	Avast plc	1,629
132,968	*	Avaya Holdings Corp	1,936
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
49,130		Aveva Group plc	$1,516
40,916		Bechtle AG.	3,187
8,600		Beijing Shiji Information Technology Co Ltd	33
49,829	*,e	Benefitfocus, Inc	2,278
354,655	*	Black Knight, Inc	15,981
61,753		Blackbaud, Inc	3,884
320,427	*	Blackberry Ltd (New)	2,279
165,356	*	Blackline, Inc	6,771
153,079	*,e	Blue Prism Group plc	2,151
649,157		Booz Allen Hamilton Holding Co	29,258
53,330	*	Bottomline Technologies, Inc	2,560
370,608	*	Box, Inc	6,256
269,400		Bravura Solutions Ltd	702
47,488	*	Brightcove, Inc	334
58,600	e	Broadleaf Co Ltd	284
245,753		Broadridge Financial Solutions, Inc	23,654
160,000		CAC Holdings Corp	1,358
82,470	*	CACI International, Inc (Class A)	11,878
564,124	*	Cadence Design Systems, Inc	24,528
3,829	*	Cafe24 Corp	378
27,339		Cancom SE	897
240,946		Cap Gemini S.A.	23,966
48,452	*,e	Carbon Black, Inc	650
40,842	*	Carbonite, Inc	1,032
81,490	*	Cardtronics plc	2,119
17,983		Cass Information Systems, Inc	952
362,857		CDK Global, Inc	17,374
50,568	*,e	Ceridian HCM Holding, Inc	1,744
431,335	*	CGI Group, Inc	26,382
128,690	*	ChannelAdvisor Corp	1,461
144,238	*	Check Point Software Technologies	14,806
1,278,000	e	Chinasoft International Ltd	636
1,160,213		Cielo S.A.	2,659
83,542	*	Cision Ltd	977
318,264		Citrix Systems, Inc	32,609
787,583	*	Cloudera, Inc	8,711
1,198,625		Cognizant Technology Solutions Corp (Class A)	76,089
49,653	*	Commvault Systems, Inc	2,934
439,499		Computacenter plc	5,638
17,400		Computer Engineering & Consulting Ltd	289
705,150		Computershare Ltd	8,546
15,700		Comture Corp	339
191,075	*	Conduent, Inc	2,031
34,840		Constellation Software, Inc	22,301
35,899	m	ConvergeOne Holdings, Inc	444
69,345	*	Cornerstone OnDemand, Inc	3,497
202,262	*	Coupa Software, Inc	12,714
93,628		CSG Systems International, Inc	2,975
83,801	*	CyberArk Software Ltd	6,213
784,320		Dassault Systemes S.A.	93,161
420,060	*	Descartes Systems Group, Inc	11,086
17,172		Devoteam S.A.	1,624
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,400		DHC Software Co Ltd	$18
15,090	*,e	Digimarc Corp	219
10,900	e	Digital Arts, Inc	605
429,000	*,e	Digital China Holdings Ltd	198
21,600		Digital Garage, Inc	492
113,856	*,e	DocuSign, Inc	4,563
11,319	*,e	Domo, Inc	222
58,100		DTS Corp	1,857
15,390		DuzonBIzon Co Ltd	717
3,436,259		DXC Technology Co	182,706
30,795	e	Ebix, Inc	1,311
22,828	*	eClerx Services Ltd	351
80,123	e	Econocom Group S.A.	267
140,294		EDB Business Partner ASA	511
21,468	*	eGain Corp	141
12,695	*	Elastic NV	907
43,621	*,e	Ellie Mae, Inc	2,741
51,597		Ementor ASA	664
410,813	*	Endurance International Group Holdings, Inc	2,732
52,173		Enghouse Systems Ltd	2,538
56,809	*	Envestnet, Inc	2,794
91,705	*	EOH Holdings Ltd	196
81,920	*	EPAM Systems, Inc	9,504
730,168	g	Equiniti Group plc	2,018
110,896	*	Euronet Worldwide, Inc	11,354
34,791	*	Everbridge, Inc	1,975
825,033	*	Everi Holdings, Inc	4,249
261,268		EVERTEC, Inc	7,498
30,595	*,e	Evo Payments, Inc	755
60,396	*	Exela Technologies, Inc	235
46,958	*	ExlService Holdings, Inc	2,471
51,044	*	Fair Isaac Corp	9,545
2,300	*,e	FFRI, Inc	58
581,665		Fidelity National Information Services, Inc	59,650
254,121	*,e	FireEye, Inc	4,119
114,485	*	First American Corp	3,826
1,037,350	*	First Data Corp	17,542
49,565		First Derivatives plc	1,337
876,928	*	Firstsource Solutions Ltd	589
743,922	*	Fiserv, Inc	54,671
375,442	*	Five9, Inc	16,414
160,195	*	FleetCor Technologies, Inc	29,751
329,230	*	ForeScout Technologies, Inc	8,557
14,732		Formula Systems 1985 Ltd	546
358,524	*	Fortinet, Inc	25,251
55,116		Fortnox AB	415
59,035		F-Secure Oyj	156
59,300		FUJI SOFT, Inc	2,246
941,901		Fujitsu Ltd	58,714
4,200		Fukui Computer Holdings, Inc	53
59,300		Future Architect, Inc	801
213,318	*	Gartner, Inc	27,271
88,672		GB Group plc	478
206,500	*,e	GDS Holdings Ltd (ADR)	4,768
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
47,998	*	Gemalto NV	$2,786
509,861		Genpact Ltd	13,761
12,137		GFT Technologies AG.	93
129,105	*,g	Global Dominion Access S.A.	636
315,648		Global Payments, Inc	32,553
45,000	e	GMO internet, Inc	600
20,800	e	GMO Payment Gateway, Inc	886
551,248	*	GoDaddy, Inc	36,173
138,063	*,e	GreenSky, Inc	1,321
55,393	*,e	GTT Communications, Inc	1,311
71,756	*	Guidewire Software, Inc	5,757
30,100	*	Gunosy, Inc	764
11,215		Haansoft, Inc	131
118,541		Hackett Group, Inc	1,898
91,841		Hansen Technologies Ltd	226
757,364		HCL Technologies Ltd	10,466
9,900		Hearts United Group Co Ltd	126
131,581		Hexaware Technologies Ltd	627
1,029,000	*	Hi Sun Technology China Ltd	132
19,283		Hilan Ltd	453
536,126	*,m	Hortonworks, Inc	7,731
392,258	*	HubSpot, Inc	49,319
5,200		Hundsun Technologies, Inc	40
30,524	*,e	I3 Verticals, Inc	736
48,400		Iflytek Co Ltd	175
168,840	*,m	Imperva, Inc	9,403
78,295	*	Indra Sistemas S.A.	738
360,900		Ines Corp	3,738
211,786		Inesa Intelligent Tech, Inc - B	111
8,900		Infocom Corp	323
320,860		Infomart Corp	2,929
43,257	*	Information Services Group, Inc	183
7,900		Information Services International-Dentsu Ltd	198
4,938,067		Infosys Technologies Ltd	46,656
350,000		Inspur International Ltd	151
41,036	*,e	Instructure, Inc	1,539
55,465		Integrated Research Ltd	69
22,875	*,e	Internap Corp	95
1,073,043		International Business Machines Corp	121,973
61,457	*	InterXion Holding NV	3,329
993,415		Intuit, Inc	195,554
109,780		iomart Group plc	462
93,197		Iress Market Technology Ltd	731
216,330		IT Holdings Corp	8,518
59,700		Itochu Techno-Science Corp	1,156
59,560		j2 Global, Inc	4,132
72,867		Jack Henry & Associates, Inc	9,219
19,000		Justsystems Corp	364
172,350		Kainos Group plc	875
6,700	e	Kanematsu Electronics Ltd	200
33,847		Keywords Studios plc	462
10,299		Kginicis Co Ltd	142
318,506	*	Kinaxis, Inc	15,375
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,213,000	e	Kingdee International Software Group Co Ltd	$8,145
975,061		Kingsoft Corp Ltd	1,403
9,385	*	Korea Information & Communications Co Ltd	79
441,926		KPIT Cummins Infosystems Ltd	1,380
9,200	e	LAC Co Ltd	113
3,717,351	e	Learning Technologies Group plc	3,283
279,241		Leidos Holdings, Inc	14,722
615,307	*	Limelight Networks, Inc	1,440
321,286		Link Administration Holdings Ltd	1,533
77,967		Linx S.A.	655
72,928	*	Liveperson, Inc	1,375
257,446	*,e	LiveRamp Holdings, Inc	9,945
186,162		LogMeIn, Inc	15,185
9,434	*	Majesco	67
120,431	*	Manhattan Associates, Inc	5,103
33,528		Mantech International Corp (Class A)	1,753
2,999,654		MasterCard, Inc (Class A)	565,885
72,857		Matrix IT Ltd	805
188,675		MAXIMUS, Inc	12,281
403,669		Micro Focus International plc	7,072
812	e	Micro Focus International plc (ADR)	14
20,091,123		Microsoft Corp	2,040,656
42,656	*	MicroStrategy, Inc (Class A)	5,449
56,491	*	MINDBODY, Inc	2,056
143,139		MindTree Ltd	1,772
10,200	e	Miroku Jyoho Service Co Ltd	230
47,369	*	Mitek Systems, Inc	512
4,600		Mitsubishi Research Institute, Inc	132
276,476	*	MobileIron, Inc	1,269
347,190	*	Model N, Inc	4,593
4,900	*,e	Money Forward, Inc	150
39,246	*	MoneyGram International, Inc	78
191,294		Monotype Imaging Holdings, Inc	2,969
137,419		Mphasis Ltd	2,004
1,382,400		My EG Services BHD	327
283,990		MYOB Ltd	672
852,000	*,†,e	National Agricultural Holdings Ltd	1
175,105		NCC Group plc	393
14,300		NEC Networks & System Integration Corp	318
14,319		Nemetschek AG.	1,575
243,600		NET One Systems Co Ltd	4,297
34,500	*,g	Netcompany Group A.S.	1,167
155,130	*	New Relic, Inc	12,561
274,630	*	NEXTDC Ltd	1,183
200,473		NIC, Inc	2,502
68,000	*	Nice Systems Ltd	7,367
66,500		Nihon Unisys Ltd	1,482
131,557	*	NIIT Technologies Ltd	2,165
26,700		Nippon System Development Co Ltd	514
67,113		Nomura Research Institute Ltd	2,489
24,700		NS Solutions Corp	591
283,935		NTT Data Corp	3,103
355,741	*	Nuance Communications, Inc	4,706
388,809	*	Nutanix, Inc	16,171
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,400		OBIC Business Consultants Ltd	$608
30,070		Obic Co Ltd	2,321
197,377	*	Okta, Inc	12,593
7,500	*	OneMarket Ltd	3
42,519	*	OneSpan, Inc	551
476,691		Open Text Corp	15,538
4,111,812		Oracle Corp	185,648
63,044		Oracle Corp Japan	4,002
43,690		Otsuka Corp	1,202
254,266	*,e	Pagseguro Digital Ltd	4,762
17,172	*,e	Park City Group, Inc	103
636,084		Paychex, Inc	41,441
80,016	*	Paycom Software, Inc	9,798
113,798	*	Paylocity Holding Corp	6,852
5,481,768	*	PayPal Holdings, Inc	460,962
263,000		PCA Corp	5,150
144,947		Pegasystems, Inc	6,933
40,539	*	Perficient, Inc	902
50,698		Persistent Systems Ltd	452
675,109		Perspecta, Inc	11,625
15,470	*	PFSweb, Inc	79
2,200	*,e	PKSHA Technology, Inc	141
41,528	*,e	Pluralsight, Inc	978
35,944		POSDATA Co Ltd	168
45,625		Presidio, Inc	595
29,711	*	PRGX Global, Inc	281
146,782		Progress Software Corp	5,209
1,050,155	*	Proofpoint, Inc	88,013
40,385	*	PROS Holdings, Inc	1,268
349,772	*	PTC, Inc	28,996
85,832	*	Pushpay Holdings Ltd	182
46,722	*	Q2 Holdings, Inc	2,315
28,108		QAD, Inc (Class A)	1,105
43,102	*	Qualys, Inc	3,221
10,300	e	Rakus Co Ltd	159
114,897	*	Rapid7, Inc	3,580
179,597	*	RealPage, Inc	8,655
390,989	*	Red Hat, Inc	68,673
15,600	e	Remixpoint, Inc	57
50,716		Reply S.p.A	2,565
25,321		RIB Software AG.	345
14,995	*,e	Rimini Street, Inc	77
336,020	*	RingCentral, Inc	27,701
21,360	*,†	RP-SG Business Process Services Ltd	19
1,571,691		Sabre Corp	34,011
30,977		SafeCharge International Group Ltd	93
1,058,173		Sage Group plc	8,116
162,884	*	SailPoint Technologies Holding, Inc	3,826
14,607		Saipens International Corp NV	162
4,795,425	*	salesforce.com, Inc	656,829
74,151		Samsung SDS Co Ltd	13,570
1,043,687		SAP AG.	103,586
54,107		Science Applications International Corp	3,447
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,435	*,e	SecureWorks Corp	$210
91,695	*	SendGrid, Inc	3,958
1,891,374	*	ServiceNow, Inc	336,759
109,874	*	ServiceSource International LLC	119
50,440		Shanghai 2345 Network Holding Group Co Ltd	27
107,123	*	SHIFT, Inc	3,516
35,647	*	Shopify, Inc (Class A)	4,935
112,607	*	Shopify, Inc (Class A) (Toronto)	15,572
9,384	*,e	ShotSpotter, Inc	293
2,035,460		Silverlake Axis Ltd	619
25,736		SimCorp AS	1,765
387,600		Sinosoft Technology Group Ltd	101
5,600	e	Softbank Technology Corp	89
705,991		Softcat plc	5,298
31,328		Software AG.	1,132
39,781	*,e	SolarWinds Corp	550
55,404	*	Solutions 30 SE	566
22,727		Sonata Software Ltd	98
307,381		Sonda S.A.	484
202,452	g	Sophos Group plc	976
9,920		Sopra Group S.A.	916
59,800		Sourcenext Corp	297
189,209	*	Splunk, Inc	19,839
54,111	*	SPS Commerce, Inc	4,458
336,615	*	Square, Inc	18,881
463,771		SS&C Technologies Holdings, Inc	20,921
66,242		Sumisho Computer Systems Corp	2,347
420,000		SUNeVision Holdings Ltd	249
22,594	*,e	SVMK, Inc	277
63,631	e	Switch, Inc	445
49,697	*	Sykes Enterprises, Inc	1,229
900,460		Symantec Corp	17,014
284,200	*	Synopsys, Inc	23,941
75,700		Systena Corp	873
899,000		Systex Corp	1,797
67,935	*	Tableau Software, Inc	8,152
1,319,231		Tata Consultancy Services Ltd	35,771
55,020		Tata Elxsi Ltd	804
835,639	*	Tech Mahindra Ltd	8,655
187,927		Technology One Ltd	816
71,602	*	Telaria, Inc	195
43,835	*	TeleNav, Inc	178
50,903		Temenos Group AG.	6,117
48,104	*	Tenable Holdings, Inc	1,067
3,018,291	*	Teradata Corp	115,782
42,134		Tietoenator Oyj	1,138
390,231		TiVo Corp	3,672
10,700		TKC	380
849,952		Total System Services, Inc	69,093
79,500		Totvus S.A.	557
87,989	*,e	Trade Desk, Inc	10,212
16,300		Trans Cosmos, Inc/Japan	344
766,710		Travelport Worldwide Ltd	11,976
1,143,000		Travelsky Technology Ltd	2,929
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
61,984		Trend Micro, Inc	$3,349
20,489		TTEC Holdings, Inc	585
11,912	*,e	Tucows, Inc	715
217,745	*,e	Twilio, Inc	19,445
67,092	*	Tyler Technologies, Inc	12,467
54,927	*	Ultimate Software Group, Inc	13,450
497,655	*,e	Unisys Corp	5,788
102,700		UNITED, Inc	1,380
21,048	*	Upland Software, Inc	572
283,093	*	Vakrangee Ltd	135
121,506	*	Varonis Systems, Inc	6,428
161,004	*	Verint Systems, Inc	6,812
152,426	*	VeriSign, Inc	22,603
10,661	*,e	Veritone, Inc	41
66,132	*,e,m	VirnetX Holding Corp	159
60,067	*	Virtusa Corp	2,558
5,893,416		Visa, Inc (Class A)	777,577
328,172		VMware, Inc (Class A)	45,002
1,136,696		Western Union Co	19,392
107,697	*	WEX, Inc	15,084
1,614,889		Wipro Ltd	7,642
168,065		Wirecard AG.	25,336
328,006		Wisetech Global Ltd	3,910
40,537	*	Wix.com Ltd	3,662
132,019	*	Workday, Inc	21,081
202,377	*	Workiva, Inc	7,263
37,578	*,g	Worldline S.A.	1,817
1,720,529	*	Worldpay, Inc	131,500
132	*	Xero Ltd	4
19,800	*	Xunlei Ltd (ADR)	67
8,300,000	*	Xurpas, Inc	271
376,757	*	Yext, Inc	5,595
61,700		Yonyou Network Technology Co Ltd	192
437,746	*	Zendesk, Inc	25,551
35,690		Zensar Technologies Ltd	119
121,063	*	Zix Corp	694
2,262,135	*,e	Zscaler, Inc	88,698
		TOTAL SOFTWARE & SERVICES	9,183,480

TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
198,693	*,e	3D Systems Corp	2,021
758,422		AAC Technologies Holdings, Inc	4,377
99,081	*,e	accesso Technology Group plc	1,837
1,748,292		Accton Technology Corp	5,605
2,354,762		Acer, Inc	1,487
115,769		Adtran, Inc	1,243
27,372	*,e	ADVA AG. Optical Networking	197
28,000		Advanced Ceramic X Corp	223
236,932		Advantech Co Ltd	1,619
286,911	*	Aerohive Networks, Inc	935
19,172	*	Agilysys, Inc	275
23,800		Ai Holdings Corp	420
696,195		Alps Electric Co Ltd	13,500
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
16,636		ALSO Holding AG.	$1,887
34,900		Amano Corp	673
438,969		Amphenol Corp (Class A)	35,565
37,031	*	Anixter International, Inc	2,011
122,600		Anritsu Corp	1,698
2,796,000	*,†,e,m	Anxin-China Holdings Ltd	4
12,205,477	d,n	Apple, Inc	1,925,292
24,900	*,e	Applied Optoelectronics, Inc	384
571,000		Arcadyan Technology Corp	1,391
203,447	*	Arista Networks, Inc	42,866
16,664	*,e	Arlo Technologies, Inc	166
297,569	*	ARRIS International plc	9,097
199,228	*	Arrow Electronics, Inc	13,737
138,000		Asia Optical Co, Inc	298
646,044		Asustek Computer, Inc	4,234
58,000		Aten International Co Ltd	164
50,245,893		AU Optronics Corp	19,965
141,800		Aurora Corp	445
141,020		Austria Technologie & Systemtechnik AG.	2,486
37,327	*	Avid Technology, Inc	177
284,342		Avnet, Inc	10,265
516,668		AVX Corp	7,879
35,965		Badger Meter, Inc	1,770
17,473		Barco NV	1,979
708		Basler AG.	101
13,478		Bel Fuse, Inc (Class B)	248
51,504		Belden CDT, Inc	2,151
132,271		Benchmark Electronics, Inc	2,802
7,699,000		Benq Corp	4,920
14,434	*	BH Co Ltd	218
13,600		BOE Technology Group Co Ltd	5
557,959		Brother Industries Ltd	8,259
718,500		BYD Electronic International Co Ltd	902
46,171	*	CalAmp Corp	601
208,095	*	Calix, Inc	2,029
330,000		Camsing International Holding Ltd	376
68,500		Canon Electronics, Inc	1,193
674,048	e	Canon, Inc	18,547
221,000		Career Technology Co Ltd	188
81,481	*,e,g	Carel Industries S.p.A	842
35,931	*	Casa Systems, Inc	472
104,943		Casetek Holdings Ltd	135
610,857		Catcher Technology Co Ltd	4,473
174,000	e	Catic Shenzhen Holdings Ltd	91
678,079		CDW Corp	54,958
311,340	*	Celestica, Inc	2,728
159,602		Cheng Uei Precision Industry Co Ltd	123
704,179		Chicony Electronics Co Ltd	1,434
93,179		Chilisin Electronics Corp	239
489,600	*,†	China Fiber Optic Network System Group Ltd	1
4,088,000	*,e	China Innovationpay Group Ltd	303
1,597,000	g	China Railway Signal & Communication Corp Ltd	1,119
264,000		Chin-Poon Industrial Co	311
229,840		Chroma ATE, Inc	883
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,000		Chunghwa Precision Test Tech Co Ltd	$204
1,313,388	*	Ciena Corp	44,537
17,340,684		Cisco Systems, Inc	751,372
1,838,354		Citizen Watch Co Ltd	9,054
11,657	*,e	Clearfield, Inc	116
312,393		Clevo Co	309
1,011,394	*	CMC Magnetics Corp	220
28,300	e	CMK Corp	158
549,365		Cognex Corp	21,244
31,558	*	Coherent, Inc	3,336
765,089	*,e	Comba Telecom Systems Holdings Ltd	126
4,553	e	Comet Holding AG.	371
332,361	*	CommScope Holding Co, Inc	5,447
2,662,688		Compal Electronics, Inc	1,510
3,618,000		Compeq Manufacturing Co	2,331
82,469		Comtech Telecommunications Corp	2,007
25,575		Concraft Holding Co Ltd	83
136,309	*	Control4 Corp	2,399
2,615,399	*,†,m	Coolpad Group Ltd	180
289,600		Coretronic Corp	361
2,648,003		Corning, Inc	79,996
139,656	*	Cray, Inc	3,015
61,787		CTS Corp	1,600
33,535		Daea TI Co Ltd	248
274,887		Daeduck Electronics Co	2,243
52,900		Daiwabo Co Ltd	2,448
44,273		Daktronics, Inc	328
118,000		Darfon Electronics Corp	150
9,011	*	DASAN Zhone Solutions, Inc	125
13,377		Datalogic S.p.A.	313
134,851		DataTec Ltd	256
243,586	*	Dell Technologies, Inc	11,904
401,900		Delta Electronics Thai PCL	858
6,454,988		Delta Electronics, Inc	27,168
7,500		Denki Kogyo Co Ltd	163
34,000		Dexerials Corp	249
106,330	e	Diebold, Inc	265
51,307	*	Digi International, Inc	518
101,768		Dolby Laboratories, Inc (Class A)	6,293
194,300		Eastern Communications Co Ltd	108
21,995	*,e	Eastman Kodak Co	56
98,578	*	EchoStar Corp (Class A)	3,620
10,271		Eizo Nanao Corp	379
12,400		Elecom Co Ltd	314
41,317	*	Electro Scientific Industries, Inc	1,238
3,747,702		Electrocomponents plc	24,208
56,413	*	Electronics for Imaging, Inc	1,399
3,800		Elematec Corp	67
679,654		Elite Material Co Ltd	1,454
31,822		Ennoconn Corp	254
5,900	e	Enplas Corp	146
16,755	*	ePlus, Inc	1,192
5,608,593		Ericsson (LM) (B Shares)	49,647
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,700		ESPEC Corp	$199
48,048	e	Evertz Technologies Ltd	570
147,439	*	Extreme Networks, Inc	899
221,785	*	F5 Networks, Inc	35,936
63,345	*	Fabrinet	3,250
21,627	*	FARO Technologies, Inc	879
1,923,000	*,e	FIH Mobile Ltd	202
196,109	*,e	Finisar Corp	4,236
148,352		Firich Enterprises Co Ltd	181
333,177	*,e	Fitbit, Inc	1,656
1,006,339		FLEXium Interconnect, Inc	2,442
281,155		Flir Systems, Inc	12,242
73,310		Flytech Technology Co Ltd	162
38,440		Focus Media Information Technology Co Ltd	29
694,868		Foxconn Technology Co Ltd	1,372
740,043		Fujifilm Holdings Corp	28,687
80,000		Fujitsu Frontech Ltd	775
43,765	*	Gemalto NV	2,540
146,000		General Interface Solution Holding Ltd	428
40,000		Genius Electronic Optical Co Ltd	240
1,792,000		Getac Technology Corp	2,338
2,651,000		Gigabyte Technology Co Ltd	3,458
30,171	*	Gilat Satellite Networks Ltd	279
12,198	*	G-treeBNT Co Ltd	309
326,989		Halma plc	5,696
27,200		Hamamatsu Photonics KK	912
165,800		Hangzhou Hikvision Digital Technology Co Ltd	626
8,812,330		HannStar Display Corp	2,031
394,777	*	Harmonic, Inc	1,863
6,700		Hengtong Optic-electric Co Ltd	17
1,760,121		Hewlett Packard Enterprise Co	23,251
102,040		Hexagon AB (B Shares)	4,717
432,000	*	High Tech Computer Corp	495
6,600		Hioki EE Corp	215
24,224		Hirose Electric Co Ltd	2,370
708,179		Hitachi High-Technologies Corp	22,176
3,757,649		Hitachi Ltd	99,616
7,000		Hochiki Corp	73
82,470		Holystone Enterprise Co Ltd	279
11,379,961		Hon Hai Precision Industry Co, Ltd	26,190
26,495		Horiba Ltd	1,080
493,900		Hosiden Corp	3,233
1,843,585		HP, Inc	37,720
71,600		Ibiden Co Ltd	1,006
29,500		Icom, Inc	534
142,928		IEI Integration Corp	161
78,845	*	II-VI, Inc	2,559
15,462		Iljin Materials Co Ltd	570
33,159	*	Immersion Corp	297
1,297,770		Inari Amertron BHD	471
4,689		Inficon Holding AG.	2,377
193,599	*	Infinera Corp	772
10,529		Ingenico	597
29,219,219		InnoLux Display Corp	9,260
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
344,670	*	Insight Enterprises, Inc	$14,045
308,500		Integrated Micro-Electronics, Inc	62
161,297		InterDigital, Inc	10,715
1,845,535		Inventec Co Ltd	1,321
52,801	*	IPG Photonics Corp	5,982
12,000	e	Iriso Electronics Co Ltd	443
10,591		Isra Vision AG.	294
40,200		ITC Networks Corp	504
1,433,357		ITEQ Corp	2,344
33,068	*	Iteris, Inc	123
43,046	*	Itron, Inc	2,036
21,112		Ituran Location and Control Ltd	677
431,920		Jabil Circuit, Inc	10,707
549,300		Japan Aviation Electronics Industry Ltd	6,321
13,900		Japan Cash Machine Co Ltd	120
376,200	*,e	Japan Display, Inc	246
127,987		Jenoptik AG.	3,337
829,927		Juniper Networks, Inc	22,333
19,400		Kaga Electronics Co Ltd	346
2,862		Kapsch TrafficCom AG.	109
340,500		KCE Electronics PCL	274
146,537		Kemet Corp	2,570
31,834		Keyence Corp	16,090
493,607	*	Keysight Technologies, Inc	30,643
36,610	*	Kimball Electronics, Inc	567
610,000		Kingboard Chemical Holdings Ltd	1,627
1,137,000		Kingboard Laminates Holdings Ltd	939
110,538	*	Knowles Corp	1,471
14,500		Koa Corp	171
478,022		Konica Minolta Holdings, Inc	4,303
25,330	e	Kudelski S.A.	145
23,009	*	KVH Industries, Inc	237
263,329		Kyocera Corp	13,163
18,694		Landis&Gyr Group AG.	1,053
266,366		Largan Precision Co Ltd	27,794
392,400	g	Legend Holdings Corp	1,027
297		LEM Holding S.A.	317
13,248,753		Lenovo Group Ltd	8,950
11,641		LG Innotek Co Ltd	904
566,774		LG.Philips LCD Co Ltd	9,197
1,518,825		Lite-On Technology Corp	2,006
48,252		Littelfuse, Inc	8,274
389,668		Logitech International S.A.	12,309
41,000		Lotes Co Ltd	282
567,545	*	Lumentum Holdings, Inc	23,843
165,700		Macnica Fuji Electronics Holdings, Inc	2,030
123,300		Marubun Corp	762
6,700		Maruwa Co Ltd	343
320,800		Maxell Holdings Ltd	4,231
39,844	*,e	Maxwell Technologies, Inc	83
193,000		Mcj Co Ltd	1,165
26,900	e	Meiko Electronics Co	433
1,647,000	*,e,g	Meitu, Inc	461
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,200		Melco Holdings, Inc	$126
130,076		Merry Electronics Co Ltd	519
4,290		Mesa Laboratories, Inc	894
44,080		Methode Electronics, Inc	1,027
423,872	e	Micronic Laser Systems AB	5,664
588,000		Micro-Star International Co Ltd	1,463
656,155		Mitac Holdings Corp	524
828,267		Motorola, Inc	95,284
21,998		MTS Systems Corp	883
490,895	h	Murata Manufacturing Co Ltd	66,148
362,000		Nan Ya Printed Circuit Board Corp	398
20,182	*	Napco Security Technologies, Inc	318
427,441		National Instruments Corp	19,397
159,412	*	NCR Corp	3,679
149,227		NEC Corp	4,437
193,090		Neopost S.A.	5,271
530,183		NetApp, Inc	31,636
55,978	*	Netgear, Inc	2,913
195,720	*	Netscout Systems, Inc	4,625
30,526	e	Nichicon Corp	221
12,800		Nippon Ceramic Co Ltd	274
16,200		Nippon Chemi-Con Corp	281
90,862		Nippon Electric Glass Co Ltd	2,226
26,800		Nippon Signal Co Ltd	218
24,160	e	Nissha Printing Co Ltd	287
28,706	*,e	nLight, Inc	510
16,400		Nohmi Bosai Ltd	276
8,716,323	e	Nokia Corp	50,729
9,669,198		Nokia Oyj (Turquoise)	56,131
14,300	e	Noritsu Koki Co Ltd	196
129,500	*	Novanta, Inc	8,159
10,800		O-film Tech Co Ltd	15
4,100	e	Ohara, Inc	60
73,300		Oki Electric Industry Co Ltd	866
630,722		Omron Corp	22,865
20,900	e	Optex Co Ltd	323
33,120	*	Orbotech Ltd	1,873
68,900		Osaki Electric Co Ltd	416
64,014	*	OSI Systems, Inc	4,692
17,799		Oxford Instruments plc	206
93,583	*	Palo Alto Networks, Inc	17,626
264,224		Pan-International Industrial	171
14,255	*	PAR Technology Corp	310
25,381		Park Electrochemical Corp	459
22,599		Partron Co Ltd	166
2,098,000	e	PAX Global Technology Ltd	757
15,332		PC Connection, Inc	456
1,652,917		Pegatron Technology Corp	2,767
72,555		Plantronics, Inc	2,402
40,209	*	Plexus Corp	2,054
237,000		Primax Electronics Ltd	334
535,000		Prime View International Co Ltd	528
1,322,834	*	Pure Storage, Inc	21,271
2,349,338		Quanta Computer, Inc	4,021
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
329,970	*	Quantenna Communications, Inc	$4,735
40,358	*	Radware Ltd	917
155,840		Redington India Ltd	198
141,907		Renishaw plc	7,683
219,982	*	Ribbon Communications, Inc	1,060
415,933		Ricoh Co Ltd	4,064
9,879	*,†	Ricoh India Ltd	0	^
35,400		Riken Keiki Co Ltd	651
14,000		Riso Kagaku Corp	216
787,202	*	Ritek Corp	278
23,314	*	Rogers Corp	2,310
8,000		Roland DG Corp	153
10,900		Ryosan Co Ltd	291
13,000		Ryoyo Electro Corp	182
30,081		S&T AG.	544
102,075	e	Samsung Electro-Mechanics Co Ltd	9,516
161,517		Samsung SDI Co Ltd	31,747
4,764		Samwha Capacitor Co Ltd	228
312,902	*	Sanmina Corp	7,528
48,300		Sanshin Electronics Co Ltd	866
105,394	*	Scansource, Inc	3,623
1,031		Seagate Technology, Inc	40
72,272		Seiko Epson Corp	1,009
5,672	*,e,g	Sensirion Holding AG.	244
1,125,000		Sercomm Corp	2,338
21,600		Sesa S.p.A	575
177,629		SFA Engineering Corp	5,517
110,291		Shimadzu Corp	2,175
22,816	*	Sierra Wireless, Inc	306
19,700	e	Siix Corp	256
842,600		Simplo Technology Co Ltd	5,713
153,123		Sinbon Electronics Co Ltd	413
2,791		Sindoh Co Ltd	115
61,749		Smart Metering Systems plc	414
161,674		Spectris plc	4,698
67,967	*	Sterlite Technologies Ltd	286
72,904	*	Stratasys Ltd	1,313
1,327,500		Sunny Optical Technology Group Co Ltd	11,807
3,525,000		Supreme Electronics Co Ltd	3,094
44,615	*	Synaptics, Inc	1,660
68,250		Syncmold Enterprise Corp	143
200,782		SYNNEX Corp	16,231
976,238		Synnex Technology International Corp	1,154
30,269		Taihan Fiberoptics Co Ltd	139
159,000		Taiwan Union Technology Corp	466
190,203		Taiyo Yuden Co Ltd	2,822
47,100		Tamura Corp	229
101,387		TDK Corp	7,098
1,250,697		TE Connectivity Ltd	94,590
96,327	*	Tech Data Corp	7,881
22,033	*,g	Tejas Networks Ltd	66
34,857	*	TELCON, Inc	259
2,106,083		Telefonaktiebolaget Lm Ericsson (ADR)	18,681
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
105,495		Test Research, Inc	$156
18,004	*	Texcell-NetCom Co Ltd	289
54,000		Thinking Electronic Industrial Co Ltd	133
45,129	*,e	Tobii AB	138
104,625		Tong Hsing Electronic Industries Ltd	365
2,170,000		Tongda Group Holdings Ltd	215
66,900		Topcon Corp	888
16,400		Toshiba TEC Corp	382
233,000		TPK Holding Co Ltd	368
109,000		Transcend Information, Inc	236
675,663	*	Trimble Navigation Ltd	22,236
1,419,832		Tripod Technology Corp	3,702
946,000	*,e	Truly International Holdings	115
119,531	*	TTM Technologies, Inc	1,163
186,039		TXC Corp	196
61,536	e	Ubiquiti Networks, Inc	6,117
7,519,883		Unimicron Technology Corp	5,459
46,600		Unisplendour Corp Ltd	213
331,500		Unitech Printed Circuit Board Corp	147
69,033	*	USA Technologies, Inc	269
6,400		V Technology Co Ltd	722
240,000		Venture Corp Ltd	2,464
98,641	*,e	Viasat, Inc	5,815
366,580	*	Viavi Solutions, Inc	3,684
477,815		Vishay Intertechnology, Inc	8,605
178,710	*	Vishay Precision Group, Inc	5,402
821,175		VS Industry BHD	145
2,972,800		VST Holdings Ltd	1,441
104,200		Vtech Holdings Ltd	864
93,000		Wacom Co Ltd	385
2,347,000		Wah Lee Industrial Corp	3,791
831,000		Walsin Technology Corp	4,198
734,000		Wasion Group Holdings Ltd	357
531,906		Western Digital Corp	19,665
190,500	*,†,b,m	Wintek Corp	0	^
1,968,302		Wistron Corp	1,218
1,916,556		Wistron NeWeb Corp	4,987
4,736,000		World Wide Touch Technology Ho	289
1,077,473		WPG Holdings Co Ltd	1,293
2,718,744		WT Microelectronics Co Ltd	3,431
784,301		Xerox Corp	15,498
15,750	*,†	Ya Hsin Industrial Co Ltd	0
221,660		Yageo Corp	2,296
76,086		Yamatake Corp	1,504
48,338		Yaskawa Electric Corp	1,182
43,784		Yokogawa Electric Corp	756
213,306	*	Zebra Technologies Corp (Class A)	33,965
9,100		Zhejiang Dahua Technology Co Ltd	15
301,405		Zhen Ding Technology Holding Ltd	784
1,170,938	*	ZTE Corp	2,209
11,500	*	ZTE Corp	33
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	4,798,272
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
TELECOMMUNICATION SERVICES - 2.2%
1,010,489		Advanced Info Service PCL (Foreign)	$5,359
361,406		AFK Sistema (GDR)	838
97,594		AFK Sistema (GDR)	227
43,400,984		America Movil S.A. de C.V. (Series L)	30,853
222,250	e	APT Satellite Holdings Ltd	88
1,350,000	*	Asia Pacific Telecom Co Ltd	303
15,031,723		AT&T, Inc	429,005
14,618		ATN International, Inc	1,046
661,100	*,e	Axtel SAB de C.V.	100
338,198		BCE, Inc	13,360
673,106		Bezeq Israeli Telecommunication Corp Ltd	657
1,849,977		Bharti Airtel Ltd	8,268
613,926		Bharti Infratel Ltd	2,277
147,759	*	Boingo Wireless, Inc	3,039
7,130,648		BT Group plc	21,681
39,633	*	Cellcom Israel Ltd	234
372,307	g	Cellnex Telecom SAU	9,521
2,248,254		CenturyLink, Inc	34,061
2,407,371		China Communications Services Corp Ltd	1,996
6,554,249		China Mobile Hong Kong Ltd	63,423
23,004,457		China Telecom Corp Ltd	11,787
75,274,000	*,g	China Tower Corp Ltd	14,234
17,957,681		China Unicom Ltd	19,132
162,400		China United Network Communications Ltd	123
241,509		Chorus Ltd	787
3,366,988		Chunghwa Telecom Co Ltd	12,293
127,037	*	Cincinnati Bell, Inc	988
8,635,000		Citic 1616 Holdings Ltd	3,030
68,835		Cogent Communications Group, Inc	3,112
126,581	e	Consolidated Communications Holdings, Inc	1,251
5,716,618		Deutsche Telekom AG.	97,164
8,829,539		Digi.Com BHD	9,594
89,620		DNA Oyj	1,753
127,515		Drillisch AG.	6,512
307,811		Elisa Oyj (Series A)	12,749
2,708,532	*	Emirates Telecommunications Group Co PJSC	12,524
128,268		Empresa Nacional de Telecomunicaciones S.A.	997
76,307	e,g	Euskaltel S.A.	611
1,391,236		Far EasTone Telecommunications Co Ltd	3,456
79,703		Freenet AG.	1,551
312,929	*,e	Frontier Communications Corp	745
44,271		Globe Telecom, Inc	1,596
75,135	*,e	Gogo, Inc	225
221,954		Hellenic Telecommunications Organization S.A.	2,422
1,616,768	*	Himachal Futuristic Communications	490
2,278,500		HKBN Ltd	3,454
3,929,535		HKT Trust and HKT Ltd	5,661
952,651		Hutchison Telecommunications Hong Kong Holdings Ltd	356
2,317,433	*	Idea Cellular Ltd	1,252
81,623		Iliad S.A.	11,455
191,586	g	Infrastrutture Wireless Italiane S.p.A	1,311
294,288		Inmarsat plc	1,421
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
48,536	*	Inscobee, Inc	$217
111,037	*	Intelsat S.A.	2,375
16,700		Internet Initiative Japan, Inc	379
171,101	*	Iridium Communications, Inc	3,157
21,284,000		Jasmine International PCL	2,916
301,211		Kcom Group plc	280
1,579,798		KDDI Corp	37,749
1,901,464		Koninklijke KPN NV	5,554
31,561		KT Corp	842
222,725	*,†,e,m	Let’s GOWEX S.A.	13
164,659		LG Telecom Ltd	2,602
1,485,147	e	Magyar Telekom	2,336
600,715	*	Masmovil Ibercom S.A.	13,421
2,423,390		Maxis BHD	3,133
19,263	*,e	Millicom International Cellular S.A.	1,219
967,518		Mobile TeleSystems (ADR)	6,773
2,037,309		MobileOne Ltd	3,127
18,009		Mobistar S.A.	356
1,540,434		MTN Group Ltd	9,522
3,840,600		NetLink NBN Trust	2,156
118,259	*,e	NII Holdings, Inc	522
1,085,936		Nippon Telegraph & Telephone Corp	44,305
3,292,130		NTT DoCoMo, Inc	73,972
45,193	*	Ooma, Inc	627
186,132	*	Ooredoo QSC	3,835
2,285,929		Orange S. A.	37,045
1,168,944	*	Orascom Telecom Holding SAE	243
96,914	*	Orbcomm, Inc	800
239,995	*	Partner Communications	1,174
8,170,741		PCCW Ltd	4,705
29,040	*	pdvWireless, Inc	1,086
73,624	g	PLAY Communications S.A.	411
74,892		PLDT, Inc	1,608
17,771		Proximus plc	481
1,980,800		PT Link Net Tbk	675
43,720,924		PT Telekomunikasi Indonesia Persero Tbk	11,430
374,569	*	Reliance Communication Ventures Ltd	77
905,477		Rogers Communications, Inc (Class B)	46,401
152,068	*	Sejong Telecom, Inc	65
116,351		Shenandoah Telecom Co	5,149
7,184,653		Singapore Telecommunications Ltd	15,615
111,378		SK Telecom Co Ltd	26,873
3,386,377		SmarTone Telecommunications Holding Ltd	3,755
1,384,666		Softbank Corp	90,694
151,240	e	SpeedCast International Ltd	310
21,985		Spok Holdings, Inc	292
1,415,560	*,e	Sprint Corp	8,239
449,800		StarHub Ltd	577
146,404	g	Sunrise Communications Group AG.	12,890
24,215		Swisscom AG.	11,574
1,436,942		Taiwan Mobile Co Ltd	4,976
441,113	e	TalkTalk Telecom Group plc	639
42,369	*	Tata Communications Ltd	318
572,984		Tele2 AB (B Shares)	7,308
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,224,564		Telecom Corp of New Zealand Ltd	$6,205
1,563,954		Telecom Egypt	1,107
756,959		Telecom Italia RSP	363
2,696,997	*	Telecom Italia S.p.A.	1,493
427,899		Telefonica Brasil S.A.	5,103
348,972		Telefonica Deutschland Holding AG.	1,374
4,695,626		Telefonica S.A.	39,525
105,566		Telekom Austria AG.	807
355,983		Telekom Malaysia BHD	230
505,092	*	Telekomunikacja Polska S.A.	648
1,296,918		Telenor ASA	25,187
748,314		Telephone & Data Systems, Inc	24,350
830,601	*,e	Telesites SAB de C.V.	496
4,418,361		TeliaSonera AB	21,018
229,044		Telkom S.A. Ltd	1,009
5,193,588		Telstra Corp Ltd	10,423
168,262		TELUS Corp	5,577
341,900		Thaicom PCL	64
1,817,584		Tim Participacoes S.A.	5,552
213,820		Time dotCom BHD	419
2,992,046		TM International BHD	2,843
813,498	*	T-Mobile US, Inc	51,747
1,544,683		Tower Bersama Infrastructure	386
515,756		TPG Telecom Ltd	2,339
6,375,092		True Corp PCL (Foreign)	1,019
1,614,063		Turkcell Iletisim Hizmet AS	3,701
21,407		United Internet AG.	937
27,243	*	US Cellular Corp	1,416
10,237,858		Verizon Communications, Inc	575,572
4,600	*	Vision, Inc	159
374,430	*	Vocus Communications Ltd	844
1,012,994		Vodacom Group Pty Ltd	9,317
51,077,987		Vodafone Group plc	99,310
287,100		Vodafone Group plc (ADR)	5,535
210,723	*	Vodafone Qatar	452
509,030	*	Vonage Holdings Corp	4,444
10,037	*,e,m	Windstream Holdings, Inc	21
517,984	*	Zayo Group Holdings, Inc	11,831
		TOTAL TELECOMMUNICATION SERVICES	2,309,993

TRANSPORTATION - 2.1%
52,528	e,m	Abertis Infraestructuras S.A. (Continuous)	1,105
13,828		Aegean Airlines S.A.	117
85,747	g	Aena S.A.	13,323
7,630	e	Aeroporto Guglielmo Marconi Di Bologna S.p.A	100
30,744		Aeroports de Paris	5,830
1,471,284	*	Air Arabia PJSC	409
45,785	*	Air Canada	871
2,843,225		Air China Ltd	2,461
177,396	*	Air France-KLM	1,926
1,270,271		Air New Zealand Ltd	2,646
125,080	*	Air Transport Services Group, Inc	2,853
623,300		AirAsia BHD	447
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,912,100		Airports of Thailand PCL	$7,727
233,756		Alaska Air Group, Inc	14,224
788,682	e,g	ALD S.A.	9,392
36,787		All Nippon Airways Co Ltd	1,321
16,500		Allegiant Travel Co	1,654
14,897		Amerco, Inc	4,888
1,449,787		American Airlines Group, Inc	46,553
634,771	*,†,b,e,m	AMR Corporation	6
16,000		Anhui Expressway Co	10
4,357		AP Moller - Maersk AS (Class A)	5,169
6,177		AP Moller - Maersk AS (Class B)	7,770
95,831		Arkansas Best Corp	3,283
473,768	*	Asiana Airlines	1,758
29,863	*	Atlas Air Worldwide Holdings, Inc	1,260
586,332		Atlas Arteria Ltd	2,586
723,543		Auckland International Airport Ltd	3,492
133,691		Autostrada Torino-Milano S.p.A.	2,674
590,679		Autostrade S.p.A.	12,224
232,345		Avianca Holdings S.A.	119
84,635	*	Avis Budget Group, Inc	1,903
339,900		Bangkok Airways Co Ltd	121
3,862,753		Bangkok Expressway & Metro PCL	1,152
680,081		BBA Aviation plc	1,890
1,766,097		Beijing Capital International Airport Co Ltd	1,874
422,500	*,e	Beijing Sports and Entertainment Industry Group Ltd	151
6,733		Blue Dart Express Ltd	325
744,908		Bollore	2,987
90,996	e	bpost S.A.	834
5,152,527		BTS Group Holdings PCL	1,511
984,477		Canadian National Railway Co	72,913
130,298		Canadian Pacific Railway Ltd (Toronto)	23,120
1,149,000	*	CAR, Inc	856
135,660		Cathay Pacific Airways Ltd	193
639,840		Cebu Air, Inc	890
122,064		Central Japan Railway Co	25,754
18,880	*	Ceva Logistics AG.	573
120,499		CH Robinson Worldwide, Inc	10,133
339,335		China Airlines	121
2,533,500	*	China COSCO Holdings Co Ltd	951
1,020,000		China Eastern Airlines Corp Ltd (H Shares)	566
3,392,525		China Merchants Holdings International Co Ltd	6,100
1,584,000		China Shipping Development Co Ltd	789
3,521,500		China Southern Airlines Co Ltd	2,159
238,282	e	Chorus Aviation, Inc	984
1,017,599		Cia de Concessoes Rodoviarias	2,935
39,642		Cia de Distribucion Integral Logista Holdings SAU	992
1,398,890		ComfortDelgro Corp Ltd	2,210
8,733,716	*	Compania SudAmericana de Vapores S.A.	249
153,195		Container Corp Of India Ltd	1,508
399,000	*,e	Controladora Vuela Cia de Aviacion SAB de C.V.	213
115,612		Copa Holdings S.A. (Class A)	9,100
75,763	*	Cosan Logistica S.A.	255
1,354,000		Cosco International Holdings Ltd	465
5,716,295		COSCO Pacific Ltd	5,620
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
25,700	*	COSCO SHIPPING Holdings Co Ltd	$15
63,591		Costamare, Inc	279
110,775	*	Covenant Transportation Group, Inc	2,127
3,054,994		CSX Corp	189,807
82,776	e	CTT-Correios de Portugal S.A.	279
19,680	*,e	D/S Norden	280
341,600		Daqin Railway Co Ltd	410
648,024		Dart Group plc	6,384
58,422	*,e	Daseke, Inc	215
1,615,958		Delta Air Lines, Inc	80,636
899,324		Deutsche Lufthansa AG.	20,310
764,171		Deutsche Post AG.	20,869
46,778		Dfds A.S.	1,888
165,452		DP World Ltd	2,829
428,633		DSV AS	28,308
119,577	*	Eagle Bulk Shipping, Inc	551
481,688		East Japan Railway Co	42,538
338,430		easyJet plc	4,769
101,265	*	Echo Global Logistics, Inc	2,059
1,317,600		EcoRodovias Infraestrutura e Logistica S.A.	3,183
15,300	*,e	eHi Car Services Ltd (ADR)	161
594,387	g	Enav S.p.A	2,893
71,461	g	Europcar Groupe S.A.	644
443,535		Eva Airways Corp	228
334,000		Evergreen International Storage & Transport Corp	147
2,215,114		Evergreen Marine Corp Tawain Ltd	859
4,117	e	Exchange Income Corp	85
94,893		Expeditors International of Washington, Inc	6,461
727,403		FedEx Corp	117,352
386,480		Finnair Oyj	3,140
766,848	*	Firstgroup plc	815
12,413		Flughafen Zuerich AG.	2,054
101,237		Forward Air Corp	5,553
37,742		Fraport AG. Frankfurt Airport Services Worldwide	2,701
24,777		Freightways Ltd	122
70,600		Fukuyama Transporting Co Ltd	2,721
134,945	*,e	Genco Shipping & Trading Ltd	1,065
105,693	*	Genesee & Wyoming, Inc (Class A)	7,823
18,650		GLOVIS Co Ltd	2,155
156,362		Go-Ahead Group plc	3,045
284,100	*	Gol Linhas Aereas Inteligentes S.A.	1,834
499,977	e	Golden Ocean Group Ltd	3,032
278,921	*	Grindrod Ltd	119
400,349		Groupe Eurotunnel S.A.	5,380
210,100	*,e	Grupo Aeromexico SAB de C.V.	237
182,200		Grupo Aeroportuario del Centro Norte Sab de C.V.	868
365,831		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	2,976
211,780		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	3,192
315,400		Guangshen Railway Co Ltd	145
226,436	*	Gujarat Pipavav Port Ltd	333
42,464	*	Gulf Warehousing Co	449
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,600		Hamakyorex Co Ltd	$984
92,802		Hamburger Hafen und Logistik AG.	1,840
23,801		Hanjin Kal Corp	637
4,261		Hanjin Transportation Co Ltd	205
240,997		Hankyu Hanshin Holdings, Inc	8,013
27,201	g	Hapag-Lloyd AG.	698
82,811		Hawaiian Holdings, Inc	2,187
60,222		Heartland Express, Inc	1,102
94,968	*,e	Hertz Global Holdings, Inc	1,296
29,000		Hitachi Transport System Ltd	824
6,827		Hopewell Highway Infrastructure Ltd	3
197,266	*	Hub Group, Inc (Class A)	7,313
3,404,200		Hutchison Port Holdings Trust	834
151,779	*	Hyundai Merchant Marine Co Ltd	503
1,454	*	ID Logistics Group	192
230,257		Iino Kaiun Kaisha Ltd	835
106,981		Imperial Holdings Ltd	506
62,749	g	InterGlobe Aviation Ltd	1,046
2,208,388		International Consolidated Airlines Group S.A.	17,508
648,677		International Container Term Services, Inc	1,234
43,166		Irish Continental Group plc	210
327,829		Japan Airlines Co Ltd	11,619
104,200		Japan Airport Terminal Co Ltd	3,602
81,886		JB Hunt Transport Services, Inc	7,619
5,336		Jeju Air Co Ltd	160
754,572	*	JetBlue Airways Corp	12,118
1,447,834		Jiangsu Express	2,021
4,665		Jin Air Co Ltd	81
317,761		Kamigumi Co Ltd	6,501
112,701		Kansas City Southern Industries, Inc	10,757
115,539	*,e	Kawasaki Kisen Kaisha Ltd	1,417
30,998		Keihin Electric Express Railway Co Ltd	507
25,191		Keio Corp	1,466
26,135		Keisei Electric Railway Co Ltd	819
1,476,149		Kerry Logistics Network Ltd	2,193
131,574		Kintetsu Corp	5,717
196,400		Kintetsu World Express, Inc	2,890
352,258	*	Kirby Corp	23,728
1,302,159	e	Knight-Swift Transportation Holdings, Inc	32,645
78,100		Konoike Transport Co Ltd	1,136
8,686	*	Korea Express Co Ltd	1,299
6,994	*	Korea Line Corp	137
12,560		Korean Air Lines Co Ltd	372
51,092		Kuehne & Nagel International AG.	6,577
215,186		Kyushu Railway Co	7,280
258,942		Lan Airlines S.A.	2,593
47,059		Landstar System, Inc	4,502
145,500		Lingkaran Trans Kota Holdings BHD	146
521,011		Localiza Rent A Car	3,987
164,466		Macquarie Infrastructure Co LLC	6,013
267,540		MacroAsia Corp	87
1,156,706		Malaysia Airports Holdings BHD	2,343
156,876		Marten Transport Ltd	2,540
5,500		Maruwa Unyu Kikan Co Ltd	135
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
33,100		Maruzen Showa Unyu Co Ltd	$832
62,293		Matson, Inc	1,995
16,409	*	Mesa Air Group, Inc	127
3,081,056		MISC BHD	4,992
37,750	e	Mitsubishi Logistics Corp	858
46,790		Mitsui OSK Lines Ltd	1,013
115,022	*	Mitsui-Soko Co Ltd	1,983
57,600		Movida Participacoes S.A.	128
1,541,158		MTR Corp	8,111
512,894	*	Mundra Port and Special Economic Zone Ltd	2,846
137,274		Nagoya Railroad Co Ltd	3,615
108,100		Nankai Electric Railway Co Ltd	2,864
1,058,680		National Express Group plc	5,047
26,634		Nippon Express Co Ltd	1,480
55,700		Nippon Konpo Unyu Soko Co Ltd	1,330
205,286		Nippon Yusen Kabushiki Kaisha	3,139
37,700		Nishi-Nippon Railroad Co Ltd	949
30,500		Nissin Corp	497
444,290	g	Nobina AB	2,997
549,475		Norfolk Southern Corp	82,168
85,899		Northgate plc	413
21,932	e	Norwegian Air Shuttle AS	442
52,109		Odakyu Electric Railway Co Ltd	1,146
87,810		Oesterreichische Post AG.	3,017
106,591		Old Dominion Freight Line	13,163
11,159,290		Pacific Basin Shipping Ltd	2,126
3,104	*	PAM Transportation Services, Inc	122
6,768	e	Panalpina Welttransport Holding AG.	903
12,513		Park-Ohio Holdings Corp	384
24,050	*	Pegasus Hava Tasimaciligi AS.	104
5,605		Piraeus Port Authority	94
62,680	*	PKP Cargo S.A.	738
247,600		Pos Malaysia & Services Holdings BHD	103
318,150	*,m	Precious Shipping PCL	85
240,562		Promotora y Operadora de Infraestructura SAB de C.V.	2,303
12,753,500	*,†	PT Berlian Laju Tanker Tbk	0	^
2,533,554		PT Jasa Marga Tbk	755
15,237,000	*	PT Trada Maritime Tbk	180
125,886		Qantas Airways Ltd	514
56,260	*	Qatar Navigation QSC	1,017
2,248,303		QR National Ltd	6,783
848,654	e	Qube Logistics Holdings Ltd	1,519
431,106	*	Radiant Logistics, Inc	1,832
837,746		Redde plc	1,810
566,873		Royal Mail plc	1,968
1,063,500	*	Rumo S.A.	4,656
3,051	*	Ryanair Holdings plc	37
50,257	*	Ryanair Holdings plc (ADR)	3,585
95,292		Ryder System, Inc	4,588
726,731	*	Safe Bulkers, Inc	1,294
72,200		Sagami Railway Co Ltd	2,147
32,998	*	Saia, Inc	1,842
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
96	*,†	SAir Group	$0
7,000		Sakai Moving Service Co Ltd	379
295,900		Sankyu, Inc	13,361
173,100		Santos Brasil Participacoes S.A.	189
2,581,940	*	SAS AB	6,089
11,100		SBS Holdings, Inc	143
434,085		Schneider National, Inc	8,104
520,982		Scorpio Bulkers, Inc	2,881
389,284	e	Seaspan Corp	3,048
945,881		Seino Holdings Corp	12,384
146,500		Senko Co Ltd	1,113
5,300		SF Holding Co Ltd	25
132,000		SG Holdings Co Ltd	3,432
82,200		Shandong Airlines Co Ltd	116
26,200		Shanghai International Airport Co Ltd	194
274,800		Shanghai International Port Group Co Ltd	208
102,700		Shanghai Jinjiang International Investment Holdings Co	99
1,196,000		Shenzhen International Holdings Ltd	2,304
80,700		Shinwa Kaiun Kaisha Ltd	2,172
173,800		SIA Engineering Co Ltd	289
165,000		Sincere Navigation	86
258,623		Singapore Airlines Ltd	1,787
547,074		Singapore Airport Terminal Services Ltd	1,874
961,819	e	Singapore Post Ltd	645
2,823,000		Sinotrans Ltd	1,225
803,000	†	Sinotrans Shipping Ltd	272
1,252,000		SITC International Co Ltd	1,180
18,385		Sixt AG.	1,468
55,090		Sixt AG. (Preference)	3,034
7,087		Sixt Leasing AG.	93
175,090		Skywest, Inc	7,786
126,664		Societa Iniziative Autostradali e Servizi S.p.A.	1,754
1,421,174		Southwest Airlines Co	66,056
100,812	*	SpiceJet Ltd	129
390,754	*	Spirit Airlines, Inc	22,632
279,780		Stagecoach Group plc	473
12,450		Stolt-Nielsen S.A.	147
229,221	*	STX Pan Ocean Co Ltd	915
37,383		Sumitomo Warehouse Co Ltd	460
796,832		Sydney Airport	3,778
117,000		T.Join Transportation Co	135
2,577,000		Taiwan High Speed Rail Corp	2,557
165,858		TAV Havalimanlari Holding AS	749
200,000		Tegma Gestao Logistica	1,419
470,182		TFI International, Inc	12,157
439,000	*	Thai Airways International PCL (Foreign)	163
1,188,000		Tianjin Port Development Holdings Ltd	126
278,741	e	TNT NV	637
145,752		Tobu Railway Co Ltd	3,935
532,797		Tokyu Corp	8,706
3,800		Tonami Holdings Co Ltd	194
149,425		Tourism Holdings Ltd	517
4,700		Trancom Co Ltd	242
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,069,353		Transurban Group (ASE)	$16,984
1,477,661	*	Turk Hava Yollari	4,485
274,000		U-Ming Marine Transport Corp	288
2,936,975		Union Pacific Corp	405,978
560,038	*	United Continental Holdings, Inc	46,892
1,186,635		United Parcel Service, Inc (Class B)	115,733
87,332		Universal Truckload Services, Inc	1,580
27,754	*	US Xpress Enterprises, Inc	156
24,460	*	USA Truck, Inc	366
60,603	*	Virgin Australia Holdings Ltd	8
67,336	*,†,m	Virgin Australia Int Holdings	0	^
372,000		Wan Hai Lines Ltd	193
60,806		Werner Enterprises, Inc	1,796
228,002		West Japan Railway Co	16,109
18,270		WestJet Airlines Ltd	241
1,294,300		Westports Holdings BHD	1,132
138,387	e	Westshore Terminals Investment Corp	2,086
69,776	*	Wilh. Wilhelmsen ASA	240
194,033		Wisdom Marine Lines Co Ltd	183
4,324,000		Xiamen International Port Co Ltd	635
188,800	*	XPO Logistics, Inc	10,769
90,921	e	Yamato Transport Co Ltd	2,493
737,523	*	Yang Ming Marine Transport	212
45,395	*	YRC Worldwide, Inc	143
400,000	e	Yuexiu Transport Infrastructure Ltd	303
1,556,194		Zhejiang Expressway Co Ltd	1,350
		TOTAL TRANSPORTATION	2,160,754

UTILITIES - 2.9%
9,459,852		A2A S.p.A.	17,061
1,739,910		Aboitiz Power Corp	1,160
32,418		Acciona S.A.	2,742
56,677		ACEA S.p.A.	779
880,998		Actelios S.p.A.	2,368
480,000	*	Adani Gas Ltd	693
459,254	*	Adani Power Ltd	335
167,022	*	Adani Transmissions Ltd	474
1,082,807		AES Corp	15,657
9,670,120		AES Gener S.A.	2,688
127,400		AES Tiete S.A.	329
348,364	*,†,e	AET&D Holdings No 1 Ptd Ltd	0
1,253,224		AGL Energy Ltd	18,200
2,701,213		Aguas Andinas S.A.	1,486
92,156	*	Aksa Enerji Uretim AS	47
317,788	e	Algonquin Power & Utilities Corp	3,196
166,332		Allete, Inc	12,678
1,544,355		Alliant Energy Corp	65,249
203,846	e	AltaGas Ltd	2,075
327,110		Alupar Investimento S.A.	1,545
357,327		Ameren Corp	23,308
547,786		American Electric Power Co, Inc	40,942
46,500		American States Water Co	3,117
93,878		American Water Works Co, Inc	8,521
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
936,589		APA Group (ASE)	$5,610
102,827		Aqua America, Inc	3,516
111,811	*	AquaVenture Holdings Ltd	2,112
11,043		Artesian Resources Corp	385
41,990		Ascopiave S.p.A.	150
264,285		Atco Ltd	7,474
129,130		Athens Water Supply & Sewage Co S.A.	740
600,822	*,e	Atlantic Power Corp	1,304
515,392		Atmos Energy Corp	47,787
1,527,662		AusNet Services	1,674
102,505		Avangrid, Inc	5,134
84,341		Avista Corp	3,583
160,096		Aygaz AS	342
544,911	*	Babcock & Brown Wind Partners	179
382,800		BCPG PCL	179
251,700		Beijing Capital Co Ltd	126
1,259,299		Beijing Enterprises Holdings Ltd	6,677
5,116,191		Beijing Enterprises Water Group Ltd	2,611
10,700,000		Benpres Holdings Corp	814
40,711		BKW S.A.	2,847
101,207		Black Hills Corp	6,354
3,040,000	*,e	Blue Sky Power Holdings Ltd	87
44,386	e	Boralex, Inc	547
26,897	*,e	Cadiz, Inc	277
60,821		California Water Service Group	2,899
244,830	e	Canadian Utilities Ltd	5,617
416,000	e	Canvest Environment Protection Group Co Ltd	219
155,749	e	Capital Power Corp	3,034
58,454		Capital Stage AG.	368
717,003		Centerpoint Energy, Inc	20,241
450,200	*	Centrais Eletricas Brasileiras S.A.	2,805
210,579	*	Centrais Eletricas Brasileiras S.A. (Preference)	1,525
5,169,779		Centrica plc	8,918
143,803		CESC Ltd	1,375
263,420		CEZ AS	6,279
1,844,000	e	CGN New Energy Holdings Co Ltd	254
9,225,000	g	CGN Power Co Ltd	2,190
54,424		Chesapeake Utilities Corp	4,425
8,960,000		China Datang Corp Renewable Power Co Ltd	1,074
328,000	e,g	China Everbright Greentech Ltd	233
558,000		China Everbright Water Ltd	123
2,866,708		China Gas Holdings Ltd	10,222
3,061,627		China Longyuan Power Group Corp	2,090
102,600		China National Nuclear Power Co Ltd	79
2,868,000	e	China Oil and Gas Group Ltd	194
279,500		China Power Clean Energy Development Co Ltd	85
4,939,000		China Power International Development Ltd	1,121
1,885,580		China Resources Gas Group Ltd	7,472
1,928,161		China Resources Power Holdings Co	3,709
164,500		China Tian Lun Gas Holdings Ltd	136
1,636,000		China Water Affairs Group Ltd	1,750
235,100		China Yangtze Power Co Ltd	544
559,627		Chubu Electric Power Co, Inc	7,952
228,457		Chugoku Electric Power Co, Inc	2,969
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
99,500		Cia de Gas de Sao Paulo-COMGAS	$1,507
428,900		Cia de Saneamento Basico do Estado de Sao Paulo	3,480
248,480		Cia de Saneamento de Minas Gerais-COPASA	3,942
439,300		Cia de Saneamento do Parana (Preference)	1,212
2,631,333		Cia Energetica de Minas Gerais	9,382
139,900		Cia Energetica de Sao Paulo (Class B)	785
6,404		Cia Energetica do Ceara	79
63,700		Cia Paranaense de Energia	501
987,917		CK Infrastructure Holdings Ltd	7,476
1,463,600		CK Power PCL	223
388,162		Clearway Energy, Inc (Class A)	6,568
126,181		Clearway Energy, Inc (Class C)	2,177
2,603,056		CLP Holdings Ltd	29,417
152,461		CMS Energy Corp	7,570
15,622,535		Colbun S.A.	3,153
3,460,000		Concord New Energy Group Ltd	137
15,267		Connecticut Water Service, Inc	1,021
142,509		Consolidated Edison, Inc	10,896
18,745		Consolidated Water Co, Inc	219
1,065,510		Contact Energy Ltd	4,224
1,320,000		CT Environmental Group Ltd	53
3,512,000		Datang International Power Generation Co Ltd	826
2,212,207		Dominion Resources, Inc	158,084
591,830		Drax Group plc	2,708
110,854		DTE Energy Co	12,227
519,986		Duke Energy Corp	44,875
6,114,217		E.ON AG.	60,355
726,069		Edison International	41,219
201,000		EDP - Energias do Brasil S.A.	764
66,048		El Paso Electric Co	3,311
382,500		Electric Power Development Co	9,077
1,455,821		Electricite de France	23,041
264,300		Electricity Generating PCL	2,014
32,779		Elia System Operator S.A.	2,190
125,693		Emera, Inc	4,024
328,880		Empresa Electrica del Norte Grande S.A.	601
759,878		Endesa S.A.	17,523
391,191	*	Enea S.A.	1,037
11,243,724		Enel S.p.A.	65,183
156,743	*	Energa S.A.	374
2,845,511		Energias de Portugal S.A.	9,954
1	*	Energix-Renewable Energies Ltd	0	^
146,362	g	Enerjisa Enerji AS.	141
64,451,660		Enersis Chile S.A.	6,219
27,879,906		Enersis S.A.	4,932
71,700	*	Eneva S.A.	297
382,801		Engie Brasil Energia S.A.	3,256
1,160,028		ENN Energy Holdings Ltd	10,310
1,490,603		Entergy Corp	128,296
175,900		Equatorial Energia S.A.	3,379
19,000	e	eRex Co Ltd	97
280,566		ERG S.p.A.	5,310
514,727		Evergy, Inc	29,221
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
136,058		Eversource Energy	$8,849
61,834		EVN AG.	893
3,159,326		Exelon Corp	142,486
2,523,300		First Gen Corp	960
7,218,681		FirstEnergy Corp	271,061
273,389		Fortis, Inc	9,114
974,142		Fortum Oyj	21,323
1,273,226	*	GAIL India Ltd	6,570
581,200		Gas Malaysia BHD	397
608,830		Gas Natural SDG S.A.	15,532
2,422,257		Gaz de France	34,803
4,352,000	*,e	GCL New Energy Holdings Ltd	165
670,800		GD Power Development Co Ltd	251
570,591		Genesis Energy Ltd	1,001
13,030	e	Global Water Resources, Inc	132
645,271		Glow Energy PCL (Foreign)	1,764
2,867,066		Guangdong Investments Ltd	5,540
53,742	*	Gujarat Gas Co Ltd	516
206,219	*	Gujarat State Petronet Ltd	519
255,000		Gulf Energy Development PCL	639
138,300		Gulf Energy Development PCL	347
69,534		Hawaiian Electric Industries, Inc	2,546
724,282		Hera S.p.A.	2,210
2,231,052	e	HK Electric Investments & HK Electric Investments Ltd	2,249
779,100		Hokkaido Electric Power Co, Inc	5,383
125,200	*	Hokuriku Electric Power Co	1,091
277,936		Holding CO ADMIE IPTO S.A.	493
8,024,836		Hong Kong & China Gas Ltd	16,580
1,367,679		Hong Kong Electric Holdings Ltd	9,502
277,230	*	Huadian Energy Co Ltd	79
12,902,000		Huadian Power International Co	5,819
336,100		Huadian Power International Corp Ltd	233
38,800		Huaneng Power International, Inc	42
3,891,756		Huaneng Power International, Inc (Hong Kong)	2,470
4,940,000		Huaneng Renewables Corp Ltd	1,328
411,800		Hub Power Co Ltd	255
273,900		Hubei Energy Group Co Ltd	147
297,827	g	Hydro One Ltd	4,418
5,325,048		Iberdrola S.A.	42,759
160,495		Idacorp, Inc	14,936
105,685	*	Indiabulls Infrastructure and Power Ltd	5
132,745	*	Indraprastha Gas Ltd	508
527,100		Infraestructura Energetica ,NV SAB de C.V.	1,965
2,220,296		Infratil Ltd	5,443
85,975		Innergex Renewable Energy, Inc	790
13,013	*	Innogy SE	553
47,716	g	Innogy SE	2,228
1,027,900	*,†	Inter Far East Energy Corp	0	^
879,084		Interconexion Electrica S.A.	3,784
1,353,828		Inversiones Aguas Metropolitanas S.A.	1,979
2,478,426		Iride S.p.A.	5,952
1,043,079		Italgas S.p.A	5,982
697,177	*	JSW Energy Ltd	685
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
460,916	e	Just Energy Income Fund	$1,523
7,200		K&O Energy Group, Inc	98
1,597,968		Kansai Electric Power Co, Inc	23,964
45,628		Kenon Holdings Ltd	686
2,528,000		Keppel Infrastructure Trust	899
7,106		Korea District Heating Corp	363
225,828		Korea Electric Power Corp	6,689
152,363	*	Korea Gas Corp	6,586
207,500		Kot Addu Power Co Ltd	74
340,375		Kyushu Electric Power Co, Inc	4,053
43,000		Light S.A.	183
60,375	*	Mahanagar Gas Ltd	781
624,100		Malakoff Corp BHD	121
426,930		Manila Electric Co	3,085
780,100		Manila Water Co, Inc	418
549,544		MDU Resources Group, Inc	13,101
894,011		Meridian Energy Ltd	2,046
44,453		MGE Energy, Inc	2,665
19,737		Middlesex Water Co	1,053
433,539		Mighty River Power Ltd	1,062
137,755		National Fuel Gas Co	7,050
3,905,009		National Grid plc	38,204
182,855		New Jersey Resources Corp	8,351
1,361,554		NextEra Energy, Inc	236,665
24,500		Nippon Gas Co Ltd	888
739,729		NiSource, Inc	18,752
256,570		Northland Power Income Fund	4,078
36,250		Northwest Natural Holding Co	2,192
64,326		NorthWestern Corp	3,824
576,834		NRG Energy, Inc	22,843
3,028,533		NTPC Ltd	6,462
65,953	e	Oest Elektrizitatswirts AG. (Class A)	2,824
389,018		OGE Energy Corp	15,246
289,101		Okinawa Electric Power Co, Inc	5,614
23,000	*	Omega Geracao S.A.	104
181,198		ONE Gas, Inc	14,423
50,646		Ormat Technologies, Inc	2,649
241,817	g	Orsted AS	16,182
291,712		Osaka Gas Co Ltd	5,321
49,835		Otter Tail Corp	2,474
20,000	*,e	Pampa Energia S.A. (ADR)	636
2,290,000	*,e	Panda Green Energy Group Ltd	135
323,591		Pattern Energy Group, Inc	6,025
600,066		Pennon Group plc	5,305
755,291		Petronas Gas BHD	3,509
1,263,165	*	PG&E Corp	30,000
1,150,088		Pinnacle West Capital Corp	97,987
270,683		PNM Resources, Inc	11,122
849,752	*	Polska Grupa Energetyczna S.A.	2,279
268,943		Portland General Electric Co	12,331
2,104,787		Power Grid Corp of India Ltd	5,987
521,155		PPL Corp	14,764
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
37,890,232		PT Perusahaan Gas Negara Persero Tbk	$5,598
2,069,178	*	PTC India Ltd	2,749
80,873	*	Public Power Corp	120
381,825		Public Service Enterprise Group, Inc	19,874
25,678	*	Pure Cycle Corp	255
53,814	*	Qatar Electricity & Water Co	2,738
500,000		Ratchaburi Electricity Generating Holding PCL (ADR)	780
799,522		Red Electrica Corp S.A.	17,829
775,954		Redes Energeticas Nacionais S.A.	2,168
82,277	*	Reliance Energy Ltd	372
337,651	*	Reliance Power Ltd	138
16,200	*	RENOVA, Inc	117
9,704	e	RGC Resources, Inc	291
60,528		Rubis S.C.A	3,255
1,641,433		RWE AG.	35,750
14,673		Samchully Co Ltd	1,196
270,903		SCANA Corp	12,944
47,870	g	Scatec Solar ASA	409
781,073		Scottish & Southern Energy plc	10,786
237,900		SDIC Power Holdings Co Ltd	279
26,068		Sechilienne-Sidec	565
1,392,092		Sempra Energy	150,610
199,212		Severn Trent plc	4,618
221,200		Shenergy Co Ltd	157
203,400		Shenzhen Energy Group Co Ltd	156
153,900		Shikoku Electric Power Co, Inc	1,858
36,500		Shizuoka Gas Co Ltd	283
94,000		Sichuan Chuantou Energy Co Ltd	119
19,693,480	e	SIIC Environment Holdings Ltd	3,974
21,543		SJW Corp	1,198
128,000	*,†	Sound Global Ltd	0	^
110,156		South Jersey Industries, Inc	3,062
793,309		Southern Co	34,842
139,205		Southwest Gas Corp	10,649
16,048	e	Spark Energy, Inc	119
1,066,029		Spark Infrastructure Group	1,661
260,200		SPCG PCL	145
127,099		Spire, Inc	9,415
361,010		Suez Environnement S.A.	4,769
5,279,700	*	Super Energy Corp PCL (Foreign)	86
185,786		Superior Plus Corp	1,317
236,450		Taiwan Cogeneration Corp	193
1,334,478		Tata Power Co Ltd	1,467
609,803	*	Tauron Polska Energia S.A.	357
14,704	*	Techno Electric & Engineering Co Ltd	56
39,566		Telecom Plus plc	722
4,314,441		Tenaga Nasional BHD	14,214
200,431		Terna Energy S.A.	1,284
2,460,658		Terna Rete Elettrica Nazionale S.p.A.	13,974
90,762		TerraForm Power, Inc	1,018
886,200		Thai Tap Water Supply PCL	337
248,000		Tianjin Development Hldgs Ltd	96
51,175		Toho Gas Co Ltd	2,153
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
319,208		Tohoku Electric Power Co, Inc	$4,203
2,311,016	*	Tokyo Electric Power Co, Inc	13,728
415,461		Tokyo Gas Co Ltd	10,508
274,279	*	Torrent Power Ltd	1,027
1,383,000		Towngas China Co Ltd	1,025
182,925		TransAlta Corp	749
79,632		TransAlta Renewables, Inc	605
459,200		Transmissora Alianca de Energia Eletrica S.A.	2,792
246,184		UGI Corp	13,134
182,006		Uniper SE	4,695
787,228		United Utilities Group plc	7,402
18,791		Unitil Corp	952
54,241	e	Valener, Inc	768
55,164		Vectren Corp	3,971
622,223		Veolia Environnement	12,743
1,062,582	*	Vistra Energy Corp	24,322
143,688		WEC Energy Group, Inc	9,952
653,500		WHA Utilities and Power PCL	112
858,744		Xcel Energy, Inc	42,310
17,474		York Water Co	560
3,443,590		YTL Corp BHD	840
339,600		Zhejiang Zheneng Electric Power Co Ltd	234
322,184	*	Zorlu Enerji Elektrik Uretim AS	75
		TOTAL UTILITIES	3,048,709
		TOTAL COMMON STOCKS	103,041,045
		(Cost $105,711,672)

PURCHASED OPTIONS - 0.0%

AUTOMOBILES & COMPONENTS - 0.0%
12,200		Tesla, Inc	11
		TOTAL AUTOMOBILES & COMPONENTS	11

FOOD & STAPLES RETAILING - 0.0%
160,000		Walmart, Inc	696
		TOTAL FOOD & STAPLES RETAILING	696

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
3,000		Cigna Corp	7
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,720,000		Intel Corp	1,737
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,737
		TOTAL PURCHASED OPTIONS	2,451
		(Cost $5,125)

PREFERRED STOCKS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
300,000		Daishin Securities Co Ltd Pref 2	2,211
		TOTAL DIVERSIFIED FINANCIALS	2,211
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
REAL ESTATE - 0.0%
8,497,223	*,†,m	Ayala Land, Inc	$16
		TOTAL REAL ESTATE	16
		TOTAL PREFERRED STOCKS	2,227
		(Cost $3,815)

RIGHTS / WARRANTS - 0.0%

CAPITAL GOODS - 0.0%
79,135	†,e	Abengoa S.A. (B Shares)	0
7,554		Marcopolo S.A.	2
		TOTAL CAPITAL GOODS	2

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
230,631	†	Media General, Inc	0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	0

DIVERSIFIED FINANCIALS - 0.0%
11,467		Emergent Capital Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

ENERGY - 0.0%
1,270,549	m	Repsol S.A.	582
3,914,500		Sapura Energy Bhd	0
939,480		Sapura Energy Bhd	0
		TOTAL ENERGY	582

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
190,191		Community Health Systems, Inc	0	^
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	0	^

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
714,657	m	Faes Farma S.A.	84
55,620	†,m	Forest Laboratories, Inc CVR	53
17,790	†,e,m	Omthera Pharmaceuticals, Inc	11
20,027	e,m	Tobira Therapeutics, Inc	1
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	149

REAL ESTATE - 0.0%
310,070		Sunway BHD	18
66,478,080		U City PCL	20
		TOTAL REAL ESTATE	38

TRANSPORTATION - 0.0%
147,032		BTS Group Holdings PCL	2
685,198	e	Ezion Holdings Ltd	0
		TOTAL TRANSPORTATION	2

		TOTAL RIGHTS / WARRANTS	773
		(Cost $689)
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
SHORT-TERM INVESTMENTS - 2.1%

GOVERNMENT AGENCY DEBT - 0.0%
$19,388,000		Federal Home Loan Bank (FHLB)	2.150%	01/02/19	$19,388
		TOTAL GOVERNMENT AGENCY DEBT			19,388

TREASURY DEBT - 0.6%
191,160,000		United States Treasury Bill	2.253-2.291	01/08/19	191,087
45,075,000		United States Treasury Bill	2.287	01/10/19	45,052
138,170,000		United States Treasury Bill	2.252-2.302	01/15/19	138,055
190,080,000		United States Treasury Bill	2.316-2.384	01/22/19	189,834
42,300,000		United States Treasury Bill	2.318	02/21/19	42,159
		TOTAL TREASURY DEBT			606,187

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

CERTIFICATE OF DEPOSIT - 0.1%
78,000,000		Credit Agricole	2.615	04/17/19	78,000
69,000,000		Mizuho Bank Ltd	2.529	04/02/19	69,000
		TOTAL CERTIFICATE OF DEPOSIT			147,000

COMMERCIAL PAPER - 0.7%
73,750,000		Australia & New Zealand Banking Group Ltd	0.010	02/01/19	73,589
70,000,000		Bedford Row Funding Corp	2.615	04/15/19	70,000
10,000,000		Bennington Stark Capital Company LLC	0.010	01/24/19	9,983
78,000,000		Can Ast & Can Ltd Jt	2.905	05/01/19	77,254
68,000,000		Canadian Imperial Bank of Commerce	2.560	10/01/19	68,000
74,000,000		ING US Funding LLC	0.010	03/29/19	73,532
28,000,000		Matchpoint Finance Plc	0.010	01/02/19	27,998
46,000,000		Matchpoint Finance Plc	0.010	02/08/19	45,872
46,000,000		National Bank of Canada	2.539	07/01/19	46,000
70,000,000		Natixis NY	2.480	01/31/19	69,857
61,000,000		Old Line Funding LLC	2.801	03/15/19	60,652
68,000,000		Ridgefield Funding Co	0.010	01/03/19	67,991
18,000,000		Versailles CDS LLC	2.649	02/06/19	17,953
		TOTAL COMMERCIAL PAPER			708,681

REPURCHASE AGREEMENT - 0.7%
1,000,000	p	Barclays	2.900	01/02/19	1,000
187,000,000	q	Citigroup	2.960	01/02/19	187,000
128,000,000	r	Goldman Sachs	2.900	01/02/19	128,000
35,000,000	s	HSBC	2.950	01/02/19	35,000
73,000,000	t	JP Morgan	3.000	01/02/19	73,000
110,000,000	u	Merrill Lynch	3.000	01/02/19	110,000
21,000,000	v	NatWest Markets	2.950	01/02/19	21,000
120,000,000	w	Nomura	3.000	01/02/19	120,000
32,000,000	x	Societe Generale	3.000	01/02/19	32,000
30,000,000	y	Societe Generale	3.000	01/02/19	30,000
		TOTAL REPURCHASE AGREEMENT			737,000

VARIABLE RATE SECURITIES - 0.0%
22,000,000	i	DNB Nor Bank ASA	2.570	03/14/19	21,999
9,860,696	i	SLM Student Loan Trust	2.530	01/25/19	9,861
		TOTAL VARIABLE RATE SECURITIES			31,860

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,624,541

		TOTAL SHORT-TERM INVESTMENTS			2,250,116
		(Cost $2,250,081)
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COMPANY	VALUE (000)
TOTAL INVESTMENTS - 101.3%	$105,298,544
(Cost $107,973,317)
OTHER ASSETS & LIABILITIES, NET - (1.3)%	(1,462,795)
NET ASSETS - 100.0%	$103,835,749

Abbreviation(s):
ADR	American Depositary Receipt
CVR	Contingent Value Right
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
OTC	Over The Counter
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,647,489,505.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/18, the aggregate value of these securities was $635,131,577 or 0.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
p	Agreement with Barclays, 2.90% dated 12/31/18 to be repurchased at $1,000,000 on 01/02/19, collateralized by U.S. Government Agency Securities valued at $1,020,000.
q	Agreement with Citigroup, 2.96% dated 12/31/18 to be repurchased at $187,000,000 on 01/02/19, collateralized by U.S. Government Agency Securities valued at $190,740,000.
r	Agreement with Goldman Sachs, 2.90% dated 12/31/18 to be repurchased at $128,000,000 on 01/02/19, collateralized by U.S. Government Agency Securities valued at $130,560,000.
s	Agreement with HSBC, 2.95% dated 12/31/18 to be repurchased at $35,000,000 on 01/02/19, collateralized by U.S. Government Agency Securities valued at $35,700,000.
t	Agreement with JP Morgan, 3.00% dated 12/31/18 to be repurchased at $73,000,000 on 01/02/19, collateralized by U.S. Government Agency Securities valued at $74,460,000.
u	Agreement with Merrill Lynch, 3.00% dated 12/31/18 to be repurchased at $110,000,000 on 01/02/19, collateralized by U.S. Government Agency Securities valued at $112,200,000.
v	Agreement with NatWest Markets, 2.95% dated 12/31/18 to be repurchased at $21,000,000 on 01/02/19, collateralized by U.S. Government Agency Securities valued at $21,420,000.
w	Agreement with Nomura, 3.00% dated 12/31/18 to be repurchased at $120,000,000 on 01/02/19, collateralized by U.S. Government Agency Securities valued at $122,400,000.
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

x	Agreement with Societe Generale, 3.00% dated 12/31/18 to be repurchased at $32,000,000 on 01/02/19, collateralized by U.S. Government Agency Securities valued at $32,640,000.
y	Agreement with Societe Generale, 3.00% dated 12/31/18 to be repurchased at $30,000,000 on 01/02/19, collateralized by U.S. Government Agency Securities valued at $30,600,000.

Cost amounts are in thousands.

Futures contracts outstanding as of December 31, 2018 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	316	03/15/19	$23,062	$21,314	$(1,748)
S&P 500 E Mini Index	2,018	03/15/19	268,040	252,775	(15,265)
S&P Mid-Cap 400 E Mini Index	187	03/15/19	33,290	31,083	(2,207)
Total	2,521		$324,392	$305,172	$(19,220)

Purchased options outstanding as of December 31, 2018 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Cigna Corp, Call	30	$28	$230.00	04/18/19	$7
Intel Corp, Call	17,200	4,597	50.00	02/15/19	1,737
Tesla, Inc, Call	122	155	400.00	01/18/19	11
Walmart, Inc, Call	1,600	344	92.50	03/15/19	696
Total	18,952	$5,124			$2,451

Written options outstanding as of December 31, 2018 were as follows (notional amounts and values are in thousands):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Amazon.com, Inc, Call	10	$(18)	$1,880.00	01/18/19	$(1)
Amazon.com, Inc, Put	10	(44)	1,300.00	02/15/19	(30)
Apple, Inc, Put	25	(16)	150.00	03/15/19	(17)
Cigna Corp, Call	30	(17)	240.00	04/18/19	(4)
Cigna Corp, Call	30	(11)	250.00	04/18/19	(3)
Facebook, Inc, Put	30	(2)	110.00	01/18/19	(1)
General Electric Co, Put	50	(1)	6.50	01/11/19	(0)^
General Electric Co, Put	100	(10)	7.00	03/15/19	(6)
Intel Corp, Call	17,200	(1,320)	55.00	02/15/19	(344)
Intel Corp, Put	17,200	(554)	45.00	01/18/19	(1,273)
Kraft Heinz Co, Put	30	(9)	47.50	04/18/19	(18)
PVH Corp, Put	20	(7)	85.00	03/15/19	(7)
PVH Corp, Put	10	(8)	90.00	06/21/19	(8)
S&P 500 Index, Put	30	(18)	2,300.00	01/11/19	(14)
Tesla, Inc, Call	122	(92)	420.00	01/18/19	(4)
Tesla, Inc, Call	122	(70)	430.00	01/18/19	(2)
Tiffany & Co, Put	30	(2)	70.00	01/18/19	(2)
Twitter, Inc, Put	30	(1)	22.00	01/18/19	(0)^
Twitter, Inc, Put	320	(24)	26.00	01/18/19	(19)
Walmart, Inc, Call	1,600	(152)	97.50	03/15/19	(360)
Walmart, Inc, Put	1,600	(320)	80.00	03/15/19	(122)
Total	38,599	(2,696)			$(2,235)

^ Amount represents less than $1,000.

186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Forward foreign currency contracts outstanding as of December 31, 2018 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$1,002	SEK	8,850	Bank of America	01/10/19	$3
Total						$3
	$4,612	CAD	5,900	Morgan Stanley	01/10/19	$289
	$7,010	GBP	5,350	Morgan Stanley	01/10/19	187
	$1,004	JPY	113,000	Morgan Stanley	01/10/19	(28)
EUR	2,600		$3,036	Morgan Stanley	01/10/19	(54)
Total						$394
Total						$397

Abbreviation(s):
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

 STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY

December 31, 2018

Country	Value (000)	% of total portfolio
DOMESTIC

UNITED STATES	$72,060,590	68.4%
TOTAL DOMESTIC	72,060,590	68.4
FOREIGN

ARGENTINA	12,864	0.0
AUSTRALIA	1,405,913	1.4
AUSTRIA	161,172	0.2
BELGIUM	150,145	0.2
BERMUDA	47,865	0.0
BRAZIL	680,471	0.6
CANADA	2,053,014	2.0
CAYMAN ISLANDS	646	0.0
CHILE	104,987	0.1
CHINA	2,480,751	2.4
COLOMBIA	29,379	0.0
COTE D’IVOIRE	794	0.0
CYPRUS	65	0.0
CZECH REPUBLIC	27,331	0.0
DENMARK	303,338	0.3
EGYPT	14,320	0.0
FAROE ISLANDS	5,872	0.0
FINLAND	340,894	0.3
FRANCE	2,381,084	2.3
GEORGIA	1,605	0.0
GERMANY	1,690,250	1.6
GHANA	4,252	0.0
GREECE	22,377	0.0
HONG KONG	812,024	0.8
HUNGARY	31,583	0.0
INDIA	853,423	0.8
INDONESIA	207,474	0.2
IRELAND	290,414	0.3
ISRAEL	196,258	0.2
ITALY	612,832	0.6
JAPAN	5,527,443	5.3
JERSEY, C.I.	2,338	0.0
JORDAN	18,654	0.0
KAZAKHSTAN	15,298	0.0
KOREA, REPUBLIC OF	1,162,737	1.1
LIECHTENSTEIN	1,011	0.0
LUXEMBOURG	50,467	0.0
MACAU	35,362	0.0
MALAYSIA	204,052	0.2
MALTA	6,560	0.0
MEXICO	211,603	0.2
MONACO	3,558	0.0
188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Country	Value (000)	% of total portfolio
MONGOLIA	$3,153	0.0%
MYANMAR	205	0.0
NETHERLANDS	1,264,273	1.2
NEW ZEALAND	69,371	0.1
NORWAY	209,539	0.2
PAKISTAN	10,206	0.0
PANAMA	9,810	0.0
PERU	35,872	0.0
PHILIPPINES	122,250	0.1
POLAND	88,288	0.1
PORTUGAL	48,317	0.0
PUERTO RICO	42,748	0.0
QATAR	75,355	0.1
ROMANIA	2,720	0.0
RUSSIA	266,119	0.3
SINGAPORE	248,047	0.2
SLOVENIA	6,393	0.0
SOUTH AFRICA	520,928	0.5
SPAIN	556,391	0.5
SWEDEN	508,019	0.5
SWITZERLAND	1,665,226	1.6
TAIWAN	1,040,025	1.0
TANZANIA, UNITED REPUBLIC OF	245	0.0
THAILAND	204,739	0.2
TURKEY	65,847	0.1
UKRAINE	4,756	0.0
UNITED ARAB EMIRATES	69,250	0.1
UNITED KINGDOM	3,861,690	3.7
URUGUAY	49,160	0.0
ZAMBIA	26,532	0.0
TOTAL FOREIGN	33,237,954	31.6

TOTAL PORTFOLIO	$105,298,544	100.0%
189

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2018

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 98.6%

ARGENTINA - 0.1%
390,020		Grupo Financiero Galicia S.A. (ADR) (Class B)	$10,753
866,800	e	Grupo Supervielle S.A. (ADR)	7,524
313,209	*	Loma Negra Cia Industrial Argentina S.A. (ADR)	3,486
1,196		MercadoLibre, Inc	350
		TOTAL ARGENTINA	22,113

AUSTRALIA - 1.4%
1,063,300	*,e	Afterpay Touch Group Ltd	9,301
79,900		AGL Energy Ltd	1,160
130,160		Alumina Ltd	211
386,084		Amcor Ltd	3,605
412,071		AMP Ltd	711
155,975		APA Group (ASE)	934
29,702		Aristocrat Leisure Ltd	457
98,415		AusNet Services	108
1,584,830		Australia & New Zealand Banking Group Ltd	27,384
41,167		Australian Stock Exchange Ltd	1,740
681,005	*	AZ BGP Holdings	16
20,855		Bank of Queensland Ltd	143
25,576		Bendigo Bank Ltd	194
2,433,456	e	BHP Billiton Ltd	58,819
545,373		BHP Group plc	11,524
785,414		BlueScope Steel Ltd	6,059
65,452		Boral Ltd	228
83,183		Brambles Ltd	595
13,777		Caltex Australia Ltd	247
90,639		Challenger Financial Services Group Ltd	606
4,877		CIMIC Group Ltd	149
27,646		Coca-Cola Amatil Ltd	159
16,945		Cochlear Ltd	2,076
59,731	*	Coles Group Ltd	494
92,722		Commonwealth Bank of Australia	4,730
24,292		Computershare Ltd	294
19,663		Crown Resorts Ltd	164
84,527		CSL Ltd	11,041
104,857		Dexus Property Group	785
3,356	e	Domino’s Pizza Enterprises Ltd	96
3,383		Flight Centre Travel Group Ltd	102
85,714		Fortescue Metals Group Ltd	253
164,135		GPT Group (ASE)	618
36,818	e	Harvey Norman Holdings Ltd	82
521,900		IDP Education Ltd	3,630
86,264		Incitec Pivot Ltd	199
328,039		Insurance Australia Group Ltd	1,618
70,740		Lend Lease Corp Ltd	580
190

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
201,879		Macquarie Goodman Group	$1,512
28,874		Macquarie Group Ltd	2,212
152,111		Medibank Pvt Ltd	275
586,664		Mineral Resources Ltd	6,397
339,495		Mirvac Group	536
184,000	*	MMG Ltd	79
143,919		National Australia Bank Ltd	2,442
40,353		Newcrest Mining Ltd	620
72,200		Oil Search Ltd	364
19,933		Orica Ltd	242
90,809	*	Origin Energy Ltd	414
1,135,480		Oxiana Ltd	7,040
4,170		Perpetual Trustees Australia Ltd	95
92,965		Qantas Airways Ltd	379
172,140		QBE Insurance Group Ltd	1,226
107,338		QR National Ltd	324
12,057		Ramsay Health Care Ltd	490
2,767		REA Group Ltd	144
263,072		Rio Tinto Ltd	14,560
515,054		Rio Tinto plc	24,667
92,231		Santos Ltd	356
1,594,628		Scentre Group	4,384
17,229		Seek Ltd	206
66,809		Sonic Healthcare Ltd	1,042
4,055,748		South32 Ltd	9,648
357,429		Stockland Trust Group	887
169,304		Suncorp-Metway Ltd	1,507
58,033		Sydney Airport	275
102,516		Tabcorp Holdings Ltd	310
587,393		Telstra Corp Ltd	1,179
19,615		TPG Telecom Ltd	89
137,501		Transurban Group (ASE)	1,129
37,867		Treasury Wine Estates Ltd	395
277,398		Vicinity Centres	508
201,772	*	Virgin Australia Holdings Ltd	26
5,675		Washington H Soul Pattinson & Co Ltd	100
59,731		Wesfarmers Ltd	1,357
180,830		Westpac Banking Corp	3,195
267,604	e	Woodside Petroleum Ltd	5,895
69,184		Woolworths Ltd	1,435
16,916		WorleyParsons Ltd	136
		TOTAL AUSTRALIA	249,189

AUSTRIA - 0.0%
3,748		Andritz AG.	172
203,169		Erste Bank der Oesterreichischen Sparkassen AG.	6,737
3,717	e	Oest Elektrizitatswirts AG. (Class A)	159
7,848		OMV AG.	343
7,747		Raiffeisen International Bank Holding AG.	198
6,111		Voestalpine AG.	182
		TOTAL AUSTRIA	7,791
191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
BELGIUM - 0.1%
9,678		Ageas	$436
80,326		Anheuser-Busch InBev S.A.	5,292
2,899		Befimmo SCA Sicafi	161
2,319		Cofinimmo	288
3,208		Colruyt S.A.	229
4,256		Groupe Bruxelles Lambert S.A.	371
13,029		KBC Groep NV	838
7,741		Proximus plc	210
3,944		Solvay S.A.	394
3,049		Telenet Group Holding NV	142
6,688		UCB S.A.	546
10,883		Umicore S.A.	434
1,197		Warehouses De Pauw SCA	158
		TOTAL BELGIUM	9,499

BERMUDA - 0.0%
1,308		RenaissanceRe Holdings Ltd	175
155,247	*	Third Point Reinsurance Ltd	1,496
		TOTAL BERMUDA	1,671

BRAZIL - 1.4%
368,800		AMBEV S.A.	1,461
27,600		Atacadao Distribuicao Comercio e Industria Ltd	129
5,447,300	*	B2W Companhia Global Do Varejo	58,866
160,200		B3 S.A.-Brasil Bolsa Balcao	1,107
74,200		Banco Bradesco S.A.	647
519,693		Banco Bradesco S.A. (ADR)	5,140
419,235		Banco Bradesco S.A. (Preference)	4,173
519,732		Banco do Brasil S.A.	6,222
2,507,249		Banco Itau Holding Financeira S.A.	22,947
1,297,800		Banco Santander Brasil S.A.	14,272
50,800		BB Seguridade Participacoes S.A.	362
59,900		BR Malls Participacoes S.A.	202
12,800		Braskem S.A.	156
38,600	*	BRF S.A.	218
15,000	*	Centrais Eletricas Brasileiras S.A.	93
15,800	*	Centrais Eletricas Brasileiras S.A. (Preference)	114
2,539,600		Cia Brasileira de Distribuicao Grupo Pao de Acucar	52,963
279,900		Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	5,814
88,600		Cia de Concessoes Rodoviarias	256
25,300		Cia de Saneamento Basico do Estado de Sao Paulo	205
69,000		Cia Energetica de Minas Gerais	246
41,000	*	Cia Siderurgica Nacional S.A.	93
94,900		Cielo S.A.	218
16,300		Cosan SA Industria e Comercio	141
49,100		Empresa Brasileira de Aeronautica S.A.	274
14,750		Engie Brasil Energia S.A.	125
12,300		Equatorial Energia S.A.	236
18,600		Fibria Celulose S.A.	324
1,423,856	e	Gerdau S.A. (ADR)	5,354
76,600		Gerdau S.A. (Preference)	292
25,500		Hypermarcas S.A.	199
192

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
815,240		Investimentos Itau S.A. - PR	$2,540
8,100		IRB Brasil Resseguros S	174
71,200		JBS S.A.	213
51,600		Klabin S.A.	211
101,900		Kroton Educacional S.A.	233
1,885,100		Localiza Rent A Car	14,424
53,300		Lojas Americanas S.A.(Preference)	270
53,400		Lojas Renner S.A.	583
6,800		M Dias Branco S.A.	75
300,800		Magazine Luiza S.A.	14,020
18,600		Multiplan Empreendimentos Imobiliarios S.A.	117
13,200		Natura Cosmeticos S.A.	153
675,648	*,e	Pagseguro Digital Ltd	12,655
25,500		Petrobras Distribuidora S.A.	169
565,300		Petroleo Brasileiro S.A.	3,694
740,000		Petroleo Brasileiro S.A. (Preference)	4,316
6,600		Porto Seguro S.A.	89
18,500		Raia Drogasil S.A.	272
84,700	*	Rumo S.A.	371
13,800		Sul America SA	102
33,000		Suzano Papel e Celulose S.A.	325
33,100		Telefonica Brasil S.A.	395
59,500		Tim Participacoes S.A.	182
30,000		Ultrapar Participacoes S.A.	411
583,000		Vale S.A.	7,643
9,792,585		Via Varejo S.A.	11,113
62,260		Weg S.A.	281
		TOTAL BRAZIL	257,880

CANADA - 2.3%
31,615		Agnico-Eagle Mines Ltd	1,276
523,891		Alimentation Couche Tard, Inc	26,060
13,483	e	AltaGas Ltd	137
292,449	e	ARC Resources Ltd	1,735
4,520		Atco Ltd	128
35,593	*,e	Aurora Cannabis, Inc	177
326,574		Bank of Montreal	21,335
119,347	e	Bank of Nova Scotia	5,949
179,273		Barrick Gold Corp (Canada)	2,420
80,216		BCE, Inc	3,169
25,797	*	Blackberry Ltd (New)	183
11,596		Boardwalk REIT	321
111,719	*	Bombardier, Inc	166
66,659		Brookfield Asset Management, Inc	2,555
13,827		CAE, Inc	254
20,535		Cameco Corp (Toronto)	233
4,638		Canadian Apartment Properties REIT	150
38,131	e	Canadian Imperial Bank of Commerce	2,840
37,816		Canadian National Railway Co	2,801
877,711		Canadian Natural Resources Ltd (Canada)	21,178
184,297		Canadian Pacific Railway Ltd (Toronto)	32,702
94,031		Canadian Tire Corp Ltd	9,832
6,686	e	Canadian Utilities Ltd	153
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
10,434	*,e	Canopy Growth Corp	$280
7,552		CCL Industries	277
2,010,505		Cenovus Energy, Inc (Toronto)	14,138
147,529	*	CGI Group, Inc	9,023
6,077		Choice Properties REIT	51
13,073	e	CI Financial Corp	165
1,038		Constellation Software, Inc	664
203,009	*	Descartes Systems Group, Inc	5,358
644,764		Dollarama, Inc	15,335
2,854		Emera, Inc	91
8,994		Empire Co Ltd	190
104,121		Enbridge, Inc (Toronto)	3,235
48,088		EnCana Corp	278
2,796,456		Entertainment One Ltd	12,709
1,447		Fairfax Financial Holdings Ltd	637
8,587		Finning International, Inc	150
14,059		First Capital Realty, Inc	194
21,511		Fortis, Inc	717
9,652		Franco-Nevada Corp	677
3,973		George Weston Ltd	262
11,030		Gildan Activewear, Inc	335
118,495		Goldcorp, Inc	1,160
15,346		Great-West Lifeco, Inc	317
25,277		H&R Real Estate Investment Trust	382
18,115		Husky Energy, Inc	187
16,296	g	Hydro One Ltd	242
3,917	e	IGM Financial, Inc	89
14,177		Imperial Oil Ltd	359
5,851		Industrial Alliance Insurance and Financial Services, Inc	187
62,810		Intact Financial Corp	4,564
19,150		Inter Pipeline Ltd	271
10,773	e	Keyera Corp	204
195,500	*	Kinaxis, Inc	9,437
70,649	*	Kinross Gold Corp	228
9,711		Loblaw Cos Ltd	435
16,707		Magna International, Inc	758
292,290		Manulife Financial Corp (Toronto)	4,147
162,484		Methanex Corp	7,815
12,092		Metro, Inc	419
17,304	e	National Bank of Canada	710
136,897	e	Nutrien Ltd (Toronto)	6,430
4,422		Onex Corp	241
13,796		Open Text Corp	450
25,625	e	Pembina Pipeline Income Fund	760
660,304		Power Corp Of Canada	11,864
33,998		Power Financial Corp	643
10,885	e	PrairieSky Royalty Ltd	141
220,617		Recipe Unlimited Corp	4,229
167,935		Restaurant Brands International, Inc	8,783
11,921		Restaurant Brands International, Inc (Toronto)	623
54,144		RioCan Real Estate Investment Trust	944
92,601		Rogers Communications, Inc (Class B)	4,745
372,831		Royal Bank of Canada	25,518
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
11,545		Saputo, Inc	$331
14,435	*	Seven Generations Energy Ltd	118
23,828		Shaw Communications, Inc (B Shares)	431
117,266	*	Shopify, Inc (Class A) (Toronto)	16,216
15,155		Smart Real Estate Investment Trust	342
8,844		SNC-Lavalin Group, Inc	297
365,626	*,e,g	Spin Master Corp	10,282
9,122	*	Stars Group, Inc	151
67,124		Sun Life Financial, Inc	2,227
1,455,374		Suncor Energy, Inc	40,649
26,468		Teck Cominco Ltd	570
10,154		TELUS Corp	337
10,831	e	Thomson Reuters Corp	523
747,732		Toronto-Dominion Bank	37,168
13,528		Tourmaline Oil Corp	168
275,090	e	TransCanada Corp	9,823
7,495	e	Vermilion Energy, Inc	158
156,764		West Fraser Timber Co Ltd	7,744
23,823		Wheaton Precious Metals Corp	465
5,271		WSP Global, Inc	227
		TOTAL CANADA	426,029

CHILE - 0.1%
176,805		Aguas Andinas S.A.	97
355,993		Antofagasta plc	3,560
1,726,816		Banco de Chile	247
3,208		Banco de Credito e Inversiones	208
11,369,670		Banco Santander Chile S.A.	847
118,501		Centros Comerciales Sudamericanos S.A.	215
11,029		Cia Cervecerias Unidas S.A.	142
584,036		Colbun S.A.	118
8,216,933		Corpbanca S.A.	77
18,546		Embotelladora Andina S.A.	70
8,765		Empresa Nacional de Telecomunicaciones S.A.	68
216,029		Empresas CMPC S.A.	687
83,324		Empresas COPEC S.A.	1,003
2,148,090		Enersis Chile S.A.	207
5,564,762		Enersis S.A.	984
20,780		Lan Airlines S.A.	208
33,287		Lundin Mining Corp	138
141,707		SACI Falabella	1,039
19,571		Sociedad Quimica y Minera de Chile S.A. (Class B)	771
		TOTAL CHILE	10,686

CHINA - 3.5%
92,500	g	3SBio, Inc	118
2,000	*	51job, Inc (ADR)	125
7,100	*	58.COM, Inc (ADR)	385
134,500		AAC Technologies Holdings, Inc	776
116,000		Agile Property Holdings Ltd	137
5,203,000		Agricultural Bank of China	2,279
85,000		Agricultural Bank of China Ltd	45
2,500		Air China Ltd	3
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
134,000		Air China Ltd	$116
3,000		Aisino Corp	10
931,489	*	Alibaba Group Holding Ltd (ADR)	127,679
268,000	*,e	Alibaba Health Information Technology Ltd	217
374,000	*	Aluminum Corp of China Ltd	120
116,000		Angang New Steel Co Ltd	80
9,100		Angang Steel Co Ltd	7
2,182,000		Anhui Conch Cement Co Ltd	10,552
5,700		Anhui Conch Cement Co Ltd (Class A)	24
82,000		Anta Sports Products Ltd	393
19,600		Anxin Trust Co Ltd	13
9,700	e	Autohome, Inc (ADR)	759
5,000		AVIC Aircraft Co Ltd	10
166,000	e	AviChina Industry & Technology Co	104
170,000	g	BAIC Motor Corp Ltd	90
50,400	*	Baidu, Inc (ADR)	7,993
31,400		Bank of Beijing Co Ltd	26
57,800		Bank of China Ltd	30
21,023,000		Bank of China Ltd (Hong Kong)	9,063
50,100		Bank of Communications Co Ltd	42
1,692,000		Bank of Communications Co Ltd (Hong Kong)	1,321
18,500		Bank of Jiangsu Co Ltd	16
12,500		Bank of Nanjing Co Ltd	12
7,200		Bank of Ningbo Co Ltd	17
13,140		Bank of Shanghai Co Ltd	21
25,800		Baoshan Iron & Steel Co Ltd	24
3,199	*,e	Baozun, Inc (ADR)	93
219,000		BBMG Corp	69
12,500		BBMG Corp	6
1,700	*	BeiGene Ltd (ADR)	238
136,000		Beijing Capital International Airport Co Ltd	144
42,000		Beijing Enterprises Holdings Ltd	223
444,000		Beijing Enterprises Water Group Ltd	227
1,800		Beijing Tongrentang Co Ltd	7
43,700		BOE Technology Group Co Ltd	17
568,000		Brilliance China Automotive Holdings Ltd	423
48,500	e	Byd Co Ltd	311
2,700		BYD Co Ltd	20
49,500	e	BYD Electronic International Co Ltd	62
95,000	*,e	CAR, Inc	71
962,000	g	CGN Power Co Ltd	228
183,000		China Agri-Industries Holdings Ltd	65
9,579,000	*,†,e	China Animal Healthcare Ltd	12
700,000		China Cinda Asset Management Co Ltd	170
1,748,000		China Citic Bank	1,060
272,000		China Coal Energy Co	107
349,000		China Communications Construction Co Ltd (Hong Kong)	329
194,000		China Communications Services Corp Ltd	161
132,000		China Conch Venture Holdings Ltd	393
16,375,000		China Construction Bank	13,409
15,700		China Construction Bank Corp	15
203,500	*,e	China COSCO Holdings Co Ltd	76
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
9,700		China Eastern Airlines Corp Ltd	$7
104,000		China Eastern Airlines Corp Ltd (H Shares)	58
56,700		China Everbright Bank Co Ltd	31
236,000		China Everbright Bank Co Ltd (Hong Kong)	102
10,336,392		China Everbright International Ltd	9,263
76,000		China Everbright Ltd	135
200,000	e	China Evergrande Group	598
3,841		China Fortune Land Development Co Ltd	14
342,500		China Galaxy Securities Co Ltd	155
7,400		China Gezhouba Group Co Ltd	7
6,843		China Grand Automotive Services Co Ltd	4
166,000		China Hongqiao Group Ltd	94
855,000	g	China Huarong Asset Management Co Ltd	156
123,800		China Insurance International Holdings Co Ltd	340
80,000	g	China International Capital Corp Ltd	150
2,800		China International Travel Service Corp Ltd	25
1,404,000		China Life Insurance Co Ltd	2,969
16,800	*,e,g	China Literature Ltd	78
262,000		China Longyuan Power Group Corp	179
119,000		China Medical System Holdings Ltd	111
213,000		China Mengniu Dairy Co Ltd	663
307,000		China Merchants Bank Co Ltd	1,121
22,300		China Merchants Bank Co Ltd (Class A)	82
108,000		China Merchants Holdings International Co Ltd	194
5,200		China Merchants Securities Co Ltd	10
6,100		China Merchants Shekou Industrial Zone Holdings Co Ltd	15
39,200		China Minsheng Banking Corp Ltd	33
1,277,900		China Minsheng Banking Corp Ltd (Hong Kong)	881
1,136,500		China Mobile Hong Kong Ltd	10,997
363,000	e	China Molybdenum Co Ltd	134
20,300		China Molybdenum Co Ltd (Class A)	11
12,204,000		China National Building Material Co Ltd	8,351
24,300		China National Nuclear Power Co Ltd	19
178,000		China Oilfield Services Ltd	153
110,000		China Oriental Group Co Ltd	66
1,623,758		China Overseas Land & Investment Ltd	5,598
7,500		China Pacific Insurance Group Co Ltd	31
501,400		China Pacific Insurance Group Co Ltd (Hong Kong)	1,620
398,000		China Power International Development Ltd	90
172,000		China Railway Construction Corp	239
14,413		China Railway Construction Corp Ltd	23
325,000		China Railway Group Ltd	296
129,000	e,g	China Railway Signal & Communication Corp Ltd	90
550,000		China Reinsurance Group Corp	112
114,000		China Resources Beer Holdings Company Ltd	399
74,000		China Resources Gas Group Ltd	293
867,836		China Resources Land Ltd	3,338
126,500	g	China Resources Pharmaceutical Group Ltd	165
158,000		China Resources Power Holdings Co	304
17,700		China Shenhua Energy Co Ltd	46
683,000		China Shenhua Energy Co Ltd (Hong Kong)	1,490
17,000		China Shipbuilding Industry Co Ltd	11
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
120,000		China Shipping Development Co Ltd	$60
134,000		China Southern Airlines Co Ltd	82
5,400		China Southern Airlines Co Ltd	5
47,520		China State Construction Engineering Corp Ltd	40
170,000	e	China State Construction International Holdings Ltd	135
2,764,000		China Telecom Corp Ltd	1,416
3,232,000	*,g	China Tower Corp Ltd	611
190,000		China Travel International Inv HK	51
1,176,000		China Unicom Ltd	1,253
38,500		China United Network Communications Ltd	29
2,371,900		China Vanke Co Ltd	8,033
10,200		China Vanke Co Ltd (Class A)	36
21,100		China Yangtze Power Co Ltd	49
151,600	e	China Zhongwang Holdings Ltd	67
200,000		Chongqing Rural Commercial Bank	107
254,000		CIFI Holdings Group Co Ltd	135
447,000		Citic Pacific Ltd	701
188,000		CITIC Securities Co Ltd	324
14,600		CITIC Securities Co Ltd (Class A)	34
9,971,000		CNOOC Ltd	15,359
136,160		COSCO Pacific Ltd	134
584,000		Country Garden Holdings Co Ltd	709
91,379	*	Country Garden Services Holdings Co Ltd	145
354,000		CRRC Corp Ltd	345
25,000		CRRC Corp Ltd (Class A)	33
866,000		CSPC Pharmaceutical Group Ltd	1,243
73,200	*	Ctrip.com International Ltd (ADR)	1,981
162,500	g	Dali Foods Group Co Ltd	120
25,000		Daqin Railway Co Ltd	30
278,000		Datang International Power Generation Co Ltd	65
204,000		Dongfeng Motor Group Co Ltd	185
62,700		ENN Energy Holdings Ltd	557
3,300		Fangda Carbon New Material Co Ltd	8
166,000		Far East Horizon Ltd	167
17,000		Focus Media Information Technology Co Ltd	13
3,000		Foshan Haitian Flavouring & Food Co Ltd	30
199,000		Fosun International	290
378,000		Franshion Properties China Ltd	170
130,000		Future Land Development Holdin	89
2,600		Future Land Holdings Co Ltd	9
38,800	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	124
17,300	*,e	GDS Holdings Ltd (ADR)	399
908,000		Geely Automobile Holdings Ltd	1,601
4,000		Gemdale Corp	6
70,000	*	Genscript Biotech Corp	94
135,800		GF Securities Co Ltd	184
8,500		GF Securities Co Ltd (Class A)	16
864,000	*,e	GOME Electrical Appliances Holdings Ltd	72
267,000	e	Great Wall Motor Co Ltd	154
4,000	*	Gree Electric Appliances, Inc of Zhuhai	21
13,000		Greenland Holdings Corp Ltd	12
65,000		Greentown China Holdings Ltd	49
102,000	e	Greentown Service Group Co Ltd	78
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
244,000		Guangdong Investments Ltd	$471
226,000		Guangzhou Automobile Group Co Ltd	225
3,800		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	20
4,802,600		Guangzhou R&F Properties Co Ltd	7,267
8,300		Guotai Junan Securities Co Ltd	19
52,600	g	Guotai Junan Securities Co Ltd (Hong Kong)	106
50,000		Haitian International Holdings Ltd	96
5,645,092		Haitong Securities Co Ltd	5,390
13,300		Haitong Securities Co Ltd (Class A)	17
11,100		Hangzhou Hikvision Digital Technology Co Ltd	42
1,200		Han’s Laser Technology Industry Group Co Ltd	5
6,800		Henan Shuanghui Investment & Development Co Ltd	23
136,000		Hengan International Group Co Ltd	987
5,200		Hengli Petrochemical Co Ltd	10
1,624,000	*	HengTen Networks Group Ltd	49
16,900		Hesteel Co Ltd	7
31,000	g	Hua Hong Semiconductor Ltd	57
158,000		Huadian Power International Co	71
4,500		Huadong Medicine Co Ltd	17
338,000		Huaneng Power International, Inc (Hong Kong)	215
386,000		Huaneng Renewables Corp Ltd	104
128,200	e,g	Huatai Securities Co Ltd	203
10,200		Huatai Securities Co Ltd (Class A)	24
21,900		Huaxia Bank Co Ltd	24
10,000	*	Huazhu Group Ltd (ADR)	286
900		Hundsun Technologies, Inc	7
4,100	*,e	Hutchison China MediTech Ltd (ADR)	95
3,400		Iflytek Co Ltd	12
11,152,000		Industrial & Commercial Bank of China	7,932
58,800		Industrial & Commercial Bank of China Ltd	45
24,400		Industrial Bank Co Ltd	53
39,800		Inner Mongolia BaoTou Steel Union Co Ltd	9
8,600		Inner Mongolia Yili Industrial Group Co Ltd	29
124,900		Inner Mongolia Yitai Coal Co	148
127,400	*	JD.com, Inc (ADR)	2,666
116,000		Jiangsu Express	162
4,900		Jiangsu Hengrui Medicine Co Ltd	38
1,900		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	26
108,000		Jiangxi Copper Co Ltd	127
5,558		Jiangxi Copper Co Ltd (Class A)	11
3,700		Jiangxi Ganfeng Lithium Co Ltd	12
75,096	e	Jiayuan International Group Ltd	139
153,000		Kaisa Group Holdings Ltd	49
7,700		Kangmei Pharmaceutical Co Ltd	10
10,023,000	e	Kingdee International Software Group Co Ltd	8,861
72,000		Kingsoft Corp Ltd	104
1,400		Kweichow Moutai Co Ltd	121
93,064		KWG Property Holding Ltd	82
28,300	g	Legend Holdings Corp	74
550,000		Lenovo Group Ltd	372
102,000		Logan Property Holdings Co Ltd	127
114,000		Longfor Properties Co Ltd	339
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
6,770		Luxshare Precision Industry Co Ltd	$14
8,626,000	e,g	Luye Pharma Group Ltd	6,004
2,400		Luzhou Laojiao Co Ltd	14
192,000		Maanshan Iron & Steel	85
9,712		Maanshan Iron & Steel Co Ltd	5
8,300		Meinian Onehealth Healthcare Holdings Co Ltd	18
123,500	*,g	Meitu, Inc	35
10,300		Metallurgical Corp of China Ltd	5
277,000		Metallurgical Corp of China Ltd (Hong Kong)	67
7,700		Midea Group Co Ltd	42
44,000		Minth Group Ltd	142
201,200	*	Momo, Inc (ADR)	4,779
7,400		NARI Technology Co Ltd	20
13,900		Netease.com (ADR)	3,272
3,000		New China Life Insurance Co Ltd	19
67,100		New China Life insurance Co Ltd (Hong Kong)	266
25,100	*	New Oriental Education & Technology Group (ADR)	1,376
2,100	*	Noah Holdings Ltd (ADR)	91
52,500		Offshore Oil Engineering Co Ltd	37
3,100		O-film Tech Co Ltd	4
625,000		People’s Insurance Co Group of China Ltd	251
1,284,000		PICC Property & Casualty Co Ltd	1,310
114,772	*,e	Pinduoduo, Inc (ADR)	2,575
21,700		Ping An Bank Co Ltd	30
7,653,000		Ping An Insurance Group Co of China Ltd	67,515
11,800		Ping An Insurance Group Co of China Ltd (Class A)	97
13,100		Poly Real Estate Group Co Ltd	23
277,000	g	Postal Savings Bank of China Co Ltd	146
4,700		Power Construction Corp of China Ltd	3
8,200		Qingdao Haier Co Ltd	17
9,400		SAIC Motor Corp Ltd	37
7,000		Sanan Optoelectronics Co Ltd	12
12,700		Sany Heavy Industry Co Ltd	15
10,900		SDIC Power Holdings Co Ltd	13
228,500	*,e	Semiconductor Manufacturing International Corp	199
32,100		Shaanxi Coal Industry Co Ltd	35
7,800		Shandong Gold Mining Co Ltd	34
160,000		Shandong Weigao Group Medical Polymer Co Ltd	129
316,000		Shanghai Electric Group Co Ltd (Hong Kong)	101
2,500		Shanghai Fosun Pharmaceutical Group Co Ltd	9
51,500	e	Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	151
41,000		Shanghai Industrial Holdings Ltd	83
2,000		Shanghai International Airport Co Ltd	15
86,491		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	110
4,200		Shanghai Pharmaceuticals Holding Co Ltd	10
73,300		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	149
31,700		Shanghai Pudong Development Bank Co Ltd	45
37,379		Shanxi Lu’an Environmental Energy Development Co Ltd	36
45,500		Shanxi Xishan Coal & Electricity Power Co Ltd	36
16,100		Shenwan Hongyuan Group Co Ltd	10
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
80,500		Shenzhen International Holdings Ltd	$155
282,000		Shenzhen Investment Ltd	93
8,100		Shenzhen Overseas Chinese Town Co Ltd	8
59,000		Shenzhou International Group Holdings Ltd	671
89,500		Shimao Property Holdings Ltd	238
289,500		Shui On Land Ltd	64
9,500		Sichuan Chuantou Energy Co Ltd	12
293,000		Sihuan Pharmaceutical Holdings	51
4,885	*	Sina Corp	262
256,500		Sino-Ocean Land Holdings Ltd	113
107,500		Sinopec Engineering Group Co Ltd	88
15,426,000		Sinopec Shanghai Petrochemical Co Ltd	6,753
97,200		Sinopharm Group Co	409
250,000		Sinotrans Ltd	108
51,500	e	Sinotruk Hong Kong Ltd	78
168,500	*	Soho China Ltd	60
434,000	e	Sunac China Holdings Ltd	1,408
14,200		Suning.com Co Ltd	20
1,397,500		Sunny Optical Technology Group Co Ltd	12,429
61,400	*	TAL Education Group (ADR)	1,638
6,500		TBEA Co Ltd	6
4,183,800		Tencent Holdings Ltd	167,688
1,806,491		Tianqi Lithium Corp	7,765
148,000		Tingyi Cayman Islands Holding Corp	198
48,000		Tong Ren Tang Technologies Co Ltd	63
72,000		Travelsky Technology Ltd	185
28,000		Tsingtao Brewery Co Ltd	113
104,000		Uni-President China Holdings Ltd	90
34,100	*	Vipshop Holdings Ltd (ADR)	186
388,000		Want Want China Holdings Ltd	271
141,400	*,e	Weibo Corp (ADR)	8,262
158,000		Weichai Power Co Ltd	181
9,100		Weichai Power Co Ltd (Class A)	10
8,200		Western Securities Co Ltd	9
172,000		Winteam Pharmaceutical Group Ltd	100
4,700		Wuliangye Yibin Co Ltd	35
40,000	*,g	Wuxi Biologics Cayman, Inc	256
66,800		Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	59
238,862	e	Xinyi Solar Holdings Ltd	84
2,460,000	e,g	Yangtze Optical Fibre and Cable Joint Stock Ltd	6,724
115,049		Yangzijiang Shipbuilding	106
184,000		Yanzhou Coal Mining Co Ltd	149
37,000		Yihai International Holding Ltd	90
16,900		Yonghui Superstores Co Ltd	19
5,200		Yonyou Network Technology Co Ltd	16
47,856,000		Yuexiul Property Co Ltd	8,795
583,764		Yum China Holdings, Inc	19,574
1,300		Yunnan Baiyao Group Co Ltd	14
137,393		Yuzhou Properties Co	57
3,700	*	YY, Inc (ADR)	221
1,000		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	13
115,500		Zhaojin Mining Industry Co Ltd	117
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
2,900		Zhejiang Dahua Technology Co Ltd	$5
124,000		Zhejiang Expressway Co Ltd	108
8,000		Zhejiang Longsheng Group Co Ltd	11
17,900	*,e,g	ZhongAn Online P&C Insurance Co Ltd	57
18,300		Zhongjin Gold Corp Ltd	23
44,000		Zhongsheng Group Holdings Ltd	87
41,200		Zhuzhou CSR Times Electric Co Ltd	229
474,000		Zijin Mining Group Co Ltd	180
53,700		Zijin Mining Group Co Ltd (Class A)	26
56,000	*	ZTE Corp	106
7,200	*	ZTE Corp	21
		TOTAL CHINA	643,397

COLOMBIA - 0.0%
16,398		BanColombia S.A.	154
33,196		BanColombia S.A. (Preference)	321
26,846		Cementos Argos S.A.	58
441,308		Ecopetrol S.A.	359
18,216		Grupo Argos S.A.	95
268,057		Grupo Aval Acciones y Valores	82
19,589		Grupo de Inversiones Suramericana S.A.	194
9,675		Grupo de Inversiones Suramericana S.A. (Preference)	93
34,961		Interconexion Electrica S.A.	150
		TOTAL COLOMBIA	1,506

CZECH REPUBLIC - 0.0%
13,714		CEZ AS	327
5,271		Komercni Banka AS	199
1,346,597	g	Moneta Money Bank AS	4,345
		TOTAL CZECH REPUBLIC	4,871

DENMARK - 0.8%
201		AP Moller - Maersk AS (Class A)	238
350		AP Moller - Maersk AS (Class B)	440
5,657		Carlsberg AS (Class B)	602
5,335		Christian Hansen Holding	474
29,477		Coloplast AS	2,742
38,554		Danske Bank AS	765
160,860	e	Dfds A.S.	6,492
227,990		DSV AS	15,057
3,176	*	Genmab AS	522
209,692		GN Store Nord	7,857
3,770		H Lundbeck AS	166
9,141		ISS A.S.	256
1,481,569		Novo Nordisk AS	68,044
11,751		Novozymes AS	525
477,995	g	Orsted AS	31,986
6,120		Pandora AS	250
340,643		Sydbank AS	8,123
6,604		Tryg A.S.	167
10,317		Vestas Wind Systems AS	781
5,439	*,e	William Demant Holding A.S.	155
		TOTAL DENMARK	145,642
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
EGYPT - 0.0%
74,893		Commercial International Bank	$310
59,925		Eastern Tobacco	54
49,980		ElSwedy Cables Holding Co	50
		TOTAL EGYPT	414

FINLAND - 0.6%
198,396		Amer Sports Oyj (A Shares)	8,722
46,387	e	Citycon Oyj	86
7,751		Elisa Oyj (Series A)	321
236,488		Fortum Oyj	5,177
17,675		Kone Oyj (Class B)	844
5,558		Metso Oyj	146
6,898		Neste Oil Oyj	534
2,920,944		Nokia Oyj (Turquoise)	16,956
6,397		Nokian Renkaat Oyj	196
160,858		Nordea Bank Abp	1,354
5,660		Orion Oyj (Class B)	197
1,248,000	e	Outokumpu Oyj	4,549
723,333		Sampo Oyj (A Shares)	32,058
613,693		Stora Enso Oyj (R Shares)	7,115
368,876		UPM-Kymmene Oyj	9,338
567,740		Valmet Corp	11,694
22,695		Wartsila Oyj (B Shares)	362
		TOTAL FINLAND	99,649

FRANCE - 3.3%
238,970		Accor S.A.	10,162
1,580		Aeroports de Paris	300
22,677		Air Liquide	2,816
643,904		Airbus SE	61,390
8,221		Alstom RGPT	332
3,141	g	Amundi S.A.	166
162,844		Arkema	13,980
4,964		Atos Origin S.A.	407
102,694		AXA S.A.	2,216
2,196		BioMerieux	145
230,772		BNP Paribas	10,422
45,022		Bollore	181
11,401		Bouygues S.A.	409
13,970		Bureau Veritas S.A.	285
61,512		Cap Gemini S.A.	6,118
31,021		Carrefour S.A.	530
2,934	e	Casino Guichard Perrachon S.A.	122
8,453		CNP Assurances	179
25,961		Compagnie de Saint-Gobain	862
696,135		Credit Agricole S.A.	7,492
176,042		Danone	12,408
128		Dassault Aviation S.A.	177
277,621		Dassault Systemes S.A.	32,976
12,405		Edenred	457
4,066		Eiffage S.A.	340
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
80,851		Electricite de France	$1,280
168,216	e	Essilor International S.A.	21,323
2,459		Eurazeo	174
9,427		Eutelsat Communications	186
138,933		Faurecia	5,242
4,761		Fonciere Des Regions	459
254,036		Gaz de France	3,650
5,302		Gecina S.A.	686
25,530		Groupe Eurotunnel S.A.	343
1,674		Hermes International	930
6,368		Icade	485
1,492		Iliad S.A.	209
2,243		Imerys S.A.	108
3,137		Ingenico	178
1,914		Ipsen	248
3,699		JC Decaux S.A.	104
79,054		Kering	37,034
34,390		Klepierre	1,063
13,820		Legrand S.A.	781
162,347		L’Oreal S.A.	37,149
49,883		LVMH Moet Hennessy Louis Vuitton S.A.	14,605
8,833		Michelin (C.G.D.E.) (Class B)	869
46,912		Natixis	221
264,522		Orange S. A.	4,287
11,243		Pernod-Ricard S.A.	1,845
415,427		Peugeot S.A.	8,860
11,134		Publicis Groupe S.A.	635
1,144		Remy Cointreau S.A.	130
243,645		Renault S.A.	15,177
15,706		Rexel S.A.	167
128,620		Safran S.A.	15,426
1,069,638		Sanofi-Aventis	92,791
1,511		Sartorius Stedim Biotech	151
644,231		Schneider Electric S.A.	43,699
8,563		SCOR SE	385
1,181		SEB S.A.	153
1,346		Societe BIC S.A.	138
40,640		Societe Generale	1,288
4,715		Sodexho Alliance S.A.	484
53,477		Suez Environnement S.A.	706
291,237		Teleperformance	46,589
5,636		Thales S.A.	659
630,597		Total S.A.	33,261
106,598	*	Ubisoft Entertainment	8,588
21,058	*	Unibail-Rodamco-Westfield	3,267
13,054		Valeo S.A.	381
73,060		Veolia Environnement	1,496
235,009		Vinci S.A.	19,325
55,224		Vivendi Universal S.A.	1,338
1,472		Wendel	177
		TOTAL FRANCE	593,602
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
GERMANY - 1.3%
48,047		Adidas-Salomon AG.	$10,041
2,319	g	ADO Properties S.A.	121
174,671		Allianz AG.	35,101
197,306		Alstria Office REIT-AG.	2,762
40,851		Aroundtown S.A.	339
2,437		Axel Springer AG.	138
96,079		BASF SE	6,692
135,762		Bayer AG.	9,442
18,099		Bayerische Motoren Werke AG.	1,468
2,287		Bayerische Motoren Werke AG. (Preference)	163
125,866		Beiersdorf AG.	13,128
1,004,461		Borussia Dortmund GmbH & Co KGaA	9,207
8,130		Brenntag AG.	355
52,492	*	Commerzbank AG.	349
5,765		Continental AG.	803
161,695	g	Covestro AG.	8,008
172,092		Daimler AG. (Registered)	9,072
4,733	*,g	Delivery Hero AG.	177
66,269		Deutsche Annington Immobilien SE	2,987
104,468		Deutsche Bank AG. (Registered)	833
10,218		Deutsche Boerse AG.	1,222
4,058		Deutsche Euroshop AG.	118
13,322		Deutsche Lufthansa AG.	301
52,266		Deutsche Post AG.	1,427
1,009,903		Deutsche Telekom AG.	17,165
50,174		Deutsche Wohnen AG.	2,293
116,076		Drillisch AG.	5,928
1,618,804		E.ON AG.	15,980
8,282		Evonik Industries AG.	207
2,137		Fraport AG. Frankfurt Airport Services Worldwide	153
49,105		Fresenius Medical Care AG.	3,183
38,528		Fresenius SE	1,862
3,532		Fuchs Petrolub AG. (Preference)	146
9,260		GEA Group AG.	238
9,277		Grand City Properties S.A.	202
3,201		Hannover Rueckversicherung AG.	431
7,619		HeidelbergCement AG.	467
5,568		Henkel KGaA	548
9,430		Henkel KGaA (Preference)	1,030
1,107		Hochtief AG.	150
3,377		Hugo Boss AG.	208
60,174		Infineon Technologies AG.	1,205
5,694	*	Innogy SE	242
2,049	g	Innogy SE	96
3,763		KION Group AG.	191
4,581		Lanxess AG.	211
5,798		LEG Immobilien AG.	605
19,084		Merck KGaA	1,964
9,841		Metro Wholesale & Food Specialist AG.	151
2,799		MTU Aero Engines Holding AG.	508
7,919		Muenchener Rueckver AG.	1,727
6,211		Osram Licht AG.	270
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
464,504	*	Paion AG.	$1,169
7,947		Porsche AG.	467
13,218		ProSiebenSat. Media AG.	235
454		Puma AG. Rudolf Dassler Sport	222
434,333		RWE AG.	9,460
66,042		SAP AG.	6,555
1,821		Sartorius AG.	227
323,034	g	Scout24 AG.	14,821
67,116		Siemens AG.	7,490
8,260	*,g	Siemens Healthineers AG.	345
6,507		Symrise AG.	482
11,596		TAG Tegernsee Immobilien und Beteiligungs AG.	264
37,724		Telefonica Deutschland Holding AG.	149
431,454		ThyssenKrupp AG.	7,412
5,798		TLG Immobilien AG.	160
22,806		TUI AG. (DI)	328
10,992		Uniper SE	284
6,568		United Internet AG.	287
3,807		Volkswagen AG.	609
7,755		Volkswagen AG. (Preference)	1,237
129,897		Wirecard AG.	19,582
5,961	*,g	Zalando SE	154
		TOTAL GERMANY	243,554

GREECE - 0.0%
106,093	*	Alpha Bank AE	133
5,760	*,†	Hellenic Duty Free Shops S.A.	0	^
17,769		Hellenic Telecommunications Organization S.A.	194
7,756		JUMBO S.A.	113
6,053		Motor Oil Hellas Corinth Refineries S.A.	146
16,893		OPAP S.A.	147
2,758		Titan Cement Co S.A.	61
		TOTAL GREECE	794

HONG KONG - 1.0%
3,773,958		AIA Group Ltd	31,350
1,040,000	*,e	Alibaba Pictures Group Ltd	176
16,418		ASM Pacific Technology	158
186,527		Bank of East Asia Ltd	592
190,853		BOC Hong Kong Holdings Ltd	708
99,000		Cathay Pacific Airways Ltd	141
228,000	*	China First Capital Group Ltd	130
331,200		China Gas Holdings Ltd	1,181
72,000	*	China Investment Fund International Holdings Co Ltd	193
198,000		China Resources Cement Holdings Ltd	179
134,625		CK Asset Holdings Ltd	985
142,543		CK Hutchison Holdings Ltd	1,368
66,453		CK Infrastructure Holdings Ltd	503
233,954		CLP Holdings Ltd	2,644
17,600		Dairy Farm International Holdings Ltd	159
565,000	e	Fullshare Holdings Ltd	130
95,000		Haier Electronics Group Co Ltd	234
47,000		Hang Lung Group Ltd	120
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
413,576		Hang Lung Properties Ltd	$786
104,372		Hang Seng Bank Ltd	2,338
207,257		Henderson Land Development Co Ltd	1,031
144,000	e	HK Electric Investments & HK Electric Investments Ltd	145
200,660		HKT Trust and HKT Ltd	289
1,272,528		Hong Kong & China Gas Ltd	2,629
183,988		Hong Kong Electric Holdings Ltd	1,278
186,610		Hong Kong Exchanges and Clearing Ltd	5,395
259,085		Hongkong Land Holdings Ltd	1,633
4,760		Hopewell Highway Infrastructure Ltd	2
93,760		Hysan Development Co Ltd	446
11,600		Jardine Matheson Holdings Ltd	808
11,400		Jardine Strategic Holdings Ltd	418
120,026		Kerry Properties Ltd	410
59,000		Kingboard Chemical Holdings Ltd	157
97,500		Kingboard Laminates Holdings Ltd	80
121,000		Lee & Man Paper Manufacturing Ltd	102
199,026		Link REIT	2,018
5,489,044		Melco Crown Entertainment Ltd (ADR)	96,717
78,080		MTR Corp	411
888,492		New World Development Co Ltd	1,173
149,000		Nine Dragons Paper Holdings Ltd	138
81,638		NWS Holdings Ltd	168
222,262		PCCW Ltd	128
5,405,992		Shangri-La Asia Ltd	7,981
1,258,000		Sino Biopharmaceutical	828
177,043		Sino Land Co	303
104,611		SJM Holdings Ltd	97
114,000		SSY Group Ltd	85
178,000		Sun Art Retail Group Ltd	181
199,968		Sun Hung Kai Properties Ltd	2,854
26,628		Swire Pacific Ltd (Class A)	281
423,016		Swire Properties Ltd	1,486
72,902		Techtronic Industries Co	387
90,000		Towngas China Co Ltd	67
454,500	g	WH Group Ltd	349
171,053		Wharf Holdings Ltd	446
163,053		Wharf Real Estate Investment Co Ltd	975
46,334		Wheelock & Co Ltd	265
44,912		Yue Yuen Industrial Holdings	144
		TOTAL HONG KONG	176,380

HUNGARY - 0.1%
1,093,044		MOL Hungarian Oil & Gas plc	11,996
16,018		OTP Bank	647
9,441		Richter Gedeon Rt	183
		TOTAL HUNGARY	12,826

INDIA - 1.1%
45,460		Ambuja Cements Ltd	146
82,316		Ashok Leyland Ltd	121
21,494		Asian Paints Ltd	422
19,722		Aurobindo Pharma Ltd	207
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
9,560	*,g	Avenue Supermarts Ltd	$220
135,071	*	Axis Bank Ltd	1,198
14,072		Bajaj Finance Ltd	533
2,850		Bajaj Finserv Ltd	264
6,613		Bajaj Holdings and Investment Ltd	257
14,255		Bharat Forge Ltd	104
65,422		Bharat Petroleum Corp Ltd	340
110,357		Bharti Airtel Ltd	493
23,689		Bharti Infratel Ltd	88
498	*	Bosch Ltd	140
4,673		Britannia Industries Ltd	208
17,332		Cadila Healthcare Ltd	86
26,087	*	Cipla Ltd	194
65,707		Coal India Ltd	227
345,718		Container Corp Of India Ltd	3,404
38,340		Dabur India Ltd	236
5,948		Divi S Laboratories Ltd	126
8,549		Dr Reddy’s Laboratories Ltd	320
1,028		Eicher Motors Ltd	341
63,751	*	GAIL India Ltd	329
9,395		Glenmark Pharmaceuticals Ltd	93
25,832		Godrej Consumer Products Ltd	300
24,259	*	Grasim Industries Ltd	287
18,725	*	Havells India Ltd	185
41,785		HCL Technologies Ltd	577
662,363		HDFC Bank Ltd	20,149
3,810		Hero Honda Motors Ltd	169
87,120		Hindalco Industries Ltd	282
50,205		Hindustan Lever Ltd	1,308
58,024		Hindustan Petroleum Corp Ltd	211
121,734		Housing Development Finance Corp	3,430
435,836		ICICI Bank Ltd	2,249
132,471	*	Idea Cellular Ltd	72
3,539,306		Indiabulls Housing Finance Ltd	43,233
129,626		Indian Oil Corp Ltd	255
642,107		Infosys Technologies Ltd	6,067
6,135	g	InterGlobe Aviation Ltd	102
628,680		ITC Ltd	2,535
64,053		JSW Steel Ltd	281
35,560		Larsen & Toubro Ltd	732
20,125		LIC Housing Finance Ltd	141
18,207	*	Lupin Ltd	220
21,244	*	Mahindra & Mahindra Financial Services Ltd	144
55,257		Mahindra & Mahindra Ltd	636
32,652		Marico Ltd	175
19,054		Maruti Suzuki India Ltd	2,036
65,425	*	Motherson Sumi Systems Ltd	156
38,527	*	Mundra Port and Special Economic Zone Ltd	214
1,731		Nestle India Ltd	275
169,012		NTPC Ltd	361
410		Page Industries Ltd	148
59,231		Petronet LNG Ltd	190
9,572		Pidilite Industries Ltd	152
5,716		Piramal Healthcare Ltd	195
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
133,424		Power Grid Corp of India Ltd	$379
202,943	*	Puravankara Projects Ltd	210
1,860,676		Reliance Industries Ltd	29,862
45,443		Rural Electrification Corp Ltd	79
97,106		Sesa Sterlite Ltd	281
587		Shree Cement Ltd	145
502,876		Shriram Transport Finance Co Ltd	8,927
132,138	*	State Bank of India	560
64,015		Sun Pharmaceutical Industries Ltd	394
851,610	*	Tata Chemicals Ltd	8,617
69,387		Tata Consultancy Services Ltd	1,881
115,743	*	Tata Motors Ltd	285
76,900		Tata Power Co Ltd	85
26,202		Tata Steel Ltd	195
1,006,247	*	Tech Mahindra Ltd	10,421
23,775		Titan Industries Ltd	317
7,134	*	Ultra Tech Cement Ltd	407
26,384	*	United Phosphorus Ltd	286
20,613	*	United Spirits Ltd	188
85,265		Wipro Ltd	404
11,561,783		Yes Bank Ltd	30,087
39,437		ZEE Telefilms Ltd	269
		TOTAL INDIA	191,843

INDONESIA - 0.1%
1,516,900		Adaro Energy Tbk	128
10,234,800		Bank Rakyat Indonesia	2,607
164,600		Indofood CBP Sukses Makmur Tbk	120
102,800		Pabrik Kertas Tjiwi Kimia Tbk PT	79
3,643,400		PT Astra International Tbk	2,087
1,826,600		PT Bank Central Asia Tbk	3,303
197,900		PT Bank Danamon Indonesia Tbk	105
14,687,612		PT Bank Mandiri Persero Tbk	7,534
549,400		PT Bank Negara Indonesia	337
276,100		PT Bank Tabungan Negara Tbk	49
414,900	*	PT Bumi Serpong Damai	36
565,500		PT Charoen Pokphand Indonesia Tbk	284
35,800		PT Gudang Garam Tbk	209
680,400		PT Hanjaya Mandala Sampoerna Tbk	176
206,400		PT Indah Kiat Pulp and Paper Corp Tbk	166
134,100		PT Indocement Tunggal Prakarsa Tbk	172
301,200		PT Indofood Sukses Makmur Tbk	156
191,100		PT Jasa Marga Tbk	57
1,514,300		PT Kalbe Farma Tbk	160
4,171,900		PT Matahari Department Store Tbk	1,624
1,013,500		PT Pakuwon Jati Tbk	44
761,400		PT Perusahaan Gas Negara Persero Tbk	113
200,000		PT Semen Gresik Persero Tbk	160
383,500		PT Surya Citra Media Tbk	50
341,800		PT Tambang Batubara Bukit Asam Tbk	102
9,220,400		PT Telekomunikasi Indonesia Persero Tbk	2,411
113,000		PT Unilever Indonesia Tbk	357
141,700		PT United Tractors Tbk	270
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
126,500		Tower Bersama Infrastructure	$32
		TOTAL INDONESIA	22,928

IRELAND - 0.4%
378,543	*	AerCap Holdings NV	14,990
328,569		AIB Group plc	1,386
612,431		Bank of Ireland Group plc	3,406
406,394		CRH plc	10,764
2,302,262		Green REIT plc	3,561
6,039,827		Hibernia REIT plc	8,664
147,992	*,†	Irish Bank Resolution Corp Ltd	0
23,352		James Hardie Industries NV	254
60,395		Kerry Group plc (Class A)	5,981
577,276		Keywords Studios plc	7,880
8,087	e	Kingspan Group plc	347
4,612		Paddy Power plc	379
4,593	*	Ryanair Holdings plc	56
586	*	Ryanair Holdings plc (ADR)	42
589,510		Smurfit Kappa Group plc	15,685
		TOTAL IRELAND	73,395

ISRAEL - 0.1%
2,225		Azrieli Group	107
154,344		Bank Hapoalim Ltd	976
201,055		Bank Leumi Le-Israel	1,215
115,811		Bezeq Israeli Telecommunication Corp Ltd	113
6,627	*	Check Point Software Technologies	680
1,256		Elbit Systems Ltd	144
37,276		Israel Chemicals Ltd	212
24,280		Mizrahi Tefahot Bank Ltd	410
3,188	*	Nice Systems Ltd	345
910,541	*	Teva Pharmaceutical Industries Ltd (ADR)	14,041
2,342	*	Wix.com Ltd	212
		TOTAL ISRAEL	18,455

ITALY - 0.8%
7,569,859		A2A S.p.A.	13,652
439,600		Amplifon S.p.A.	7,098
61,054		Assicurazioni Generali S.p.A.	1,020
25,740		Autostrade S.p.A.	533
1,990,001		Banca Intesa S.p.A.	4,431
231,956		Beni Stabili S.p.A.	184
1,788,693		Davide Campari-Milano S.p.A	15,147
1,142,887		Enel S.p.A.	6,626
134,693		ENI S.p.A.	2,128
142,041	e	Ferrari NV	14,134
22,934		Finmeccanica S.p.A.	202
3,027,943		Iride S.p.A.	7,272
440,507		Mediobanca S.p.A.	3,727
553,991		Moncler S.p.A	18,435
24,466	*,g	Pirelli & C S.p.A	157
27,408	g	Poste Italiane S.p.A	220
11,746,081		Prada S.p.A	38,757
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
13,776		Prysmian S.p.A.	$268
5,368		Recordati S.p.A.	186
122,060		Snam Rete Gas S.p.A.	534
296,111		Telecom Italia RSP	142
577,771	*	Telecom Italia S.p.A.	320
76,222		Terna Rete Elettrica Nazionale S.p.A.	433
106,266		UniCredit S.p.A.	1,204
		TOTAL ITALY	136,810

JAPAN - 6.8%
1,810		ABC-Mart, Inc	100
20,500	e	Acom Co Ltd	67
121		Activia Properties Inc	492
32,146		Aeon Co Ltd	628
5,652		AEON Financial Service Co Ltd	100
5,497		Aeon Mall Co Ltd	88
20,972		Air Water, Inc	316
416,190		Aisin Seiki Co Ltd	14,307
23,568		Ajinomoto Co, Inc	419
30,705		Alfresa Holdings Corp	783
10,150		All Nippon Airways Co Ltd	364
10,932		Alps Electric Co Ltd	212
17,944		Amada Co Ltd	161
6,184		Aozora Bank Ltd	184
18,951		Asahi Breweries Ltd	734
290,201	e	Asahi Glass Co Ltd	9,020
5,200		Asahi Intecc Co Ltd	220
176,425		Asahi Kasei Corp	1,811
41,300		Ashikaga Holdings Co Ltd	109
8,500	e	Asics Corp	108
400,500		Astellas Pharma, Inc	5,117
62,821		Bank of Kyoto Ltd	2,582
4,453		Benesse Holdings Inc	113
230		BLife Investment Corp	515
31,830		Bridgestone Corp	1,221
11,985		Brother Industries Ltd	177
4,700		Calbee, Inc	147
52,677	e	Canon, Inc	1,449
10,733	e	Casio Computer Co Ltd	127
7,544		Central Japan Railway Co	1,592
2,200		Century Leasing System, Inc	97
32,462		Chiba Bank Ltd	181
101,006		Chubu Electric Power Co, Inc	1,435
69,569		Chugai Pharmaceutical Co Ltd	4,035
14,966		Chugoku Electric Power Co, Inc	194
7,500		Coca-Cola West Japan Co Ltd	224
55,200		Concordia Financial Group Ltd	211
8,268		Credit Saison Co Ltd	97
5,200		CyberAgent, Inc	201
12,438		Dai Nippon Printing Co Ltd	260
14,446		Daicel Chemical Industries Ltd	148
5,600		Daifuku Co Ltd	254
1,219,011		Dai-ichi Mutual Life Insurance Co	18,931
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
254,394		Daiichi Sankyo Co Ltd	$8,137
83,955		Daikin Industries Ltd	8,921
8,649		Daito Trust Construction Co Ltd	1,184
223,356		Daiwa House Industry Co Ltd	7,125
84,280		Daiwa Securities Group, Inc	428
5,900		Dena Co Ltd	98
22,887		Denso Corp	1,013
11,355		Dentsu, Inc	507
1,500		Disco Corp	174
6,233		Don Quijote Co Ltd	385
117,097		East Japan Railway Co	10,341
13,228		Eisai Co Ltd	1,024
7,793		Electric Power Development Co	185
169,500		en-japan, Inc	5,247
3,444	e	FamilyMart Co Ltd	433
10,185		Fanuc Ltd	1,546
3,083		Fast Retailing Co Ltd	1,575
6,164		Fuji Electric Holdings Co Ltd	182
31,839		Fuji Heavy Industries Ltd	680
375,986		Fujifilm Holdings Corp	14,575
316,399		Fujitsu Ltd	19,723
8,246		Fukuoka Financial Group, Inc	167
20		GLP J-Reit	20
328,800		GMO Payment Gateway, Inc	13,999
2,500		Growell Holdings Co Ltd	113
12,600		Hakuhodo DY Holdings, Inc	180
7,300		Hamamatsu Photonics KK	245
12,093		Hankyu Hanshin Holdings, Inc	402
1,032		Hikari Tsushin, Inc	161
12,782		Hino Motors Ltd	120
1,673		Hirose Electric Co Ltd	164
9,375		Hisamitsu Pharmaceutical Co, Inc	518
15,985		Hitachi Chemical Co Ltd	240
5,733		Hitachi Construction Machinery Co Ltd	134
3,300		Hitachi High-Technologies Corp	103
1,283,658		Hitachi Ltd	34,030
29,385		Hitachi Metals Ltd	306
85,796		Honda Motor Co Ltd	2,260
2,812		Hoshizaki Electric Co Ltd	171
19,927		Hoya Corp	1,202
79,528		Hulic Co Ltd	711
19,029		Idemitsu Kosan Co Ltd	619
7,629		Iida Group Holdings Co Ltd	132
4,329,600		Infomart Corp	39,525
135,683		Inpex Holdings, Inc	1,202
12,949	h	Invincible Investment Corp	5,341
18,081		Isetan Mitsukoshi Holdings Ltd	200
603,922		Ishikawajima-Harima Heavy Industries Co Ltd	16,633
28,500		Isuzu Motors Ltd	400
73,869		Itochu Corp	1,254
11,995		J Front Retailing Co Ltd	137
6,324		Japan Airlines Co Ltd	224
2,503		Japan Airport Terminal Co Ltd	87
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
4,800	h	Japan Hotel REIT Investment Corp	$3,426
22,046		Japan Post Bank Co Ltd	243
83,140		Japan Post Holdings Co Ltd	960
46		Japan Prime Realty Investment Corp	175
70		Japan Real Estate Investment Corp	393
1,036		Japan Retail Fund Investment Corp	2,067
147,863		Japan Tobacco, Inc	3,513
70,523		JFE Holdings, Inc	1,123
10,978		JGC Corp	154
27,258		JSR Corp	409
579,903		JTEKT Corp	6,414
2,267,188		JX Holdings, Inc	11,775
23,386		Kajima Corp	314
7,334		Kakaku.com, Inc	130
5,585		Kamigumi Co Ltd	114
7,325		Kaneka Corp	262
169,835		Kansai Electric Power Co, Inc	2,547
27,414		Kansai Paint Co Ltd	527
69,785		Kao Corp	5,165
8,051		Kawasaki Heavy Industries Ltd	172
93,297		KDDI Corp	2,229
5,000		Keihan Electric Railway Co Ltd	204
11,660		Keihin Electric Express Railway Co Ltd	191
5,523		Keio Corp	321
6,713		Keisei Electric Railway Co Ltd	210
28		Kenedix Realty Investment Corp	179
225,300		Kenedix, Inc	966
5,138		Keyence Corp	2,597
7,695		Kikkoman Corp	412
8,949		Kintetsu Corp	389
42,949		Kirin Brewery Co Ltd	896
2,500		Kobayashi Pharmaceutical Co Ltd	170
46,201		Kobe Steel Ltd	320
5,500		Koito Manufacturing Co Ltd	284
48,550		Komatsu Ltd	1,043
4,986		Konami Corp	219
970,320		Konica Minolta Holdings, Inc	8,734
1,628		Kose Corp	256
629,298		Kubota Corp	8,945
48,074		Kuraray Co Ltd	676
5,177		Kurita Water Industries Ltd	125
16,900		Kyocera Corp	845
25,089		Kyowa Hakko Kogyo Co Ltd	474
39,677		Kyushu Electric Power Co, Inc	472
8,300		Kyushu Railway Co	281
2,680		Lawson, Inc	170
4,100	*,e	LINE Corp	140
11,600		Lion Corp	240
14,664		LIXIL Group Corp	182
22,076		M3, Inc	297
11,488		Makita Corp	408
1,212,265		Marubeni Corp	8,506
10,209		Marui Co Ltd	198
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
7,796		Maruichi Steel Tube Ltd	$245
30,315		Mazda Motor Corp	312
3,800	e	McDonald’s Holdings Co Japan Ltd	161
8,659		Mediceo Paltac Holdings Co Ltd	185
208,100	e	Megachips Corp	4,399
6,508		MEIJI Holdings Co Ltd	530
19,800		Minebea Co Ltd	286
5,500		Miraca Holdings, Inc	124
15,400		MISUMI Group, Inc	324
189,262		Mitsubishi Chemical Holdings Corp	1,430
71,122		Mitsubishi Corp	1,950
96,014		Mitsubishi Electric Corp	1,059
93,596		Mitsubishi Estate Co Ltd	1,473
24,580		Mitsubishi Gas Chemical Co, Inc	368
262,012		Mitsubishi Heavy Industries Ltd	9,402
319,011		Mitsubishi Materials Corp	8,406
34,808		Mitsubishi Motors Corp	190
9,627,462		Mitsubishi UFJ Financial Group, Inc	47,248
21,700		Mitsubishi UFJ Lease & Finance Co Ltd	104
85,982		Mitsui & Co Ltd	1,321
26,628		Mitsui Chemicals, Inc	601
124,706		Mitsui Fudosan Co Ltd	2,770
6,049		Mitsui OSK Lines Ltd	131
24,542		Mitsui Sumitomo Insurance Group Holdings, Inc	698
17,018		Mitsui Trust Holdings, Inc	620
1,269,056		Mizuho Financial Group, Inc	1,964
1,005,800	e	MonotaRO Co Ltd	24,794
117		Mori Hills REIT Investment Corp	147
183,035		Murata Manufacturing Co Ltd	24,664
6,039	e	Nabtesco Corp	131
9,400		Nagoya Railroad Co Ltd	248
10,606		Namco Bandai Holdings, Inc	476
13,561		NEC Corp	403
23,700	*	Nexon Co Ltd	306
13,824		NGK Insulators Ltd	187
8,248		NGK Spark Plug Co Ltd	163
11,817		Nidec Corp	1,337
16,781		Nikon Corp	250
224,503		Nintendo Co Ltd	59,614
68		Nippon Building Fund, Inc	428
4,462		Nippon Electric Glass Co Ltd	109
4,144		Nippon Express Co Ltd	230
4,972		Nippon Meat Packers, Inc	187
21,926	e	Nippon Paint Co Ltd	747
92		Nippon ProLogis REIT, Inc	194
450	h	NIPPON REIT Investment Corp	1,493
109,101		Nippon Steel Corp	1,874
709,392		Nippon Telegraph & Telephone Corp	28,943
8,276		Nippon Yusen Kabushiki Kaisha	127
17,139		Nissan Chemical Industries Ltd	894
1,447,027		Nissan Motor Co Ltd	11,575
10,631		Nisshin Seifun Group, Inc	219
3,245		Nissin Food Products Co Ltd	203
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
4,313		Nitori Co Ltd	$540
22,737		Nitto Denko Corp	1,140
17,538		NKSJ Holdings, Inc	596
2,808,180		Nomura Holdings, Inc	10,642
7,274		Nomura Real Estate Holdings, Inc	133
525		Nomura Real Estate Master Fund, Inc	691
5,900		Nomura Research Institute Ltd	219
19,435		NSK Ltd	167
32,600		NTT Data Corp	356
230,286		NTT DoCoMo, Inc	5,174
33,496		Obayashi Corp	303
3,400		Obic Co Ltd	262
14,846		Odakyu Electric Railway Co Ltd	326
118,194		OJI Paper Co Ltd	604
745,643		Olympus Corp	22,805
116,544		Omron Corp	4,225
20,068		Ono Pharmaceutical Co Ltd	410
1,903		Oracle Corp Japan	121
10,531		Oriental Land Co Ltd	1,059
2,253,618		ORIX Corp	32,930
216		Orix JREIT, Inc	359
474,021		Osaka Gas Co Ltd	8,647
26,022		Osaka Securities Exchange Co Ltd	420
5,222		Otsuka Corp	144
20,600		Otsuka Holdings KK	842
311,100		Paltac Corp	14,672
311,955		Panasonic Corp	2,802
6,700		Park24 Co Ltd	148
6,100		Pigeon Corp	260
5,010		Pola Orbis Holdings, Inc	135
45,200	e	Rakuten, Inc	303
237,953		Recruit Holdings Co Ltd	5,749
44,700	*	Renesas Electronics Corp	203
108,342		Resona Holdings, Inc	520
34,582		Ricoh Co Ltd	338
1,712		Rinnai Corp	113
36,935		Rohm Co Ltd	2,357
1,244		Ryohin Keikaku Co Ltd	302
2,380		Sankyo Co Ltd	91
54,953		Santen Pharmaceutical Co Ltd	793
12,091		SBI Holdings, Inc	236
10,867		Secom Co Ltd	901
9,552		Sega Sammy Holdings, Inc	133
12,200		Seibu Holdings, Inc	212
14,900		Seiko Epson Corp	208
756,900		Seino Holdings Corp	9,910
19,395		Sekisui Chemical Co Ltd	288
88,220		Sekisui House Ltd	1,296
214,300		Seria Co Ltd	7,288
39,686		Seven & I Holdings Co Ltd	1,725
34,600		Seven Bank Ltd	99
4,900		SG Holdings Co Ltd	127
11,399		Sharp Corp	114
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
186,399	*	SHIFT, Inc	$6,119
12,047		Shimadzu Corp	238
1,227		Shimamura Co Ltd	94
3,792		Shimano, Inc	535
28,162		Shimizu Corp	229
58,100		Shin-Etsu Chemical Co Ltd	4,464
8,077		Shinsei Bank Ltd	96
14,490		Shionogi & Co Ltd	827
19,993		Shiseido Co Ltd	1,252
23,201		Shizuoka Bank Ltd	181
7,000	e	Showa Denko KK	208
26,622		Showa Shell Sekiyu KK	369
2,963		SMC Corp	892
525,000		SMS Co Ltd	8,312
278,466		Softbank Corp	18,239
3,700		Sohgo Security Services Co Ltd	173
4,541,900		Sojitz Holdings Corp	15,727
2,917,904		Sony Corp	140,671
109,328		Sony Financial Holdings, Inc	2,037
7,014		Stanley Electric Co Ltd	196
672	e	Star Asia Investment Corp	643
11,000		Start Today Co Ltd	202
13,535	e	Sumco Corp	151
217,983		Sumitomo Chemical Co Ltd	1,056
58,965		Sumitomo Corp	837
8,263		Sumitomo Dainippon Pharma Co Ltd	264
788,647		Sumitomo Electric Industries Ltd	10,444
465,525		Sumitomo Heavy Industries Ltd	13,803
34,415		Sumitomo Metal Mining Co Ltd	922
1,575,591		Sumitomo Mitsui Financial Group, Inc	51,939
53,716		Sumitomo Realty & Development Co Ltd	1,966
10,363		Sumitomo Rubber Industries, Inc	122
3,900		Sundrug Co Ltd	116
7,200		Suntory Beverage & Food Ltd	325
3,907		Suzuken Co Ltd	199
18,134		Suzuki Motor Corp	914
8,871		Sysmex Corp	421
29,595		T&D Holdings, Inc	342
6,800		Taiheiyo Cement Corp	209
11,093		Taisei Corp	475
5,556		Taisho Pharmaceutical Holdings Co Ltd	558
17,467		Taiyo Nippon Sanso Corp	284
7,058		Takashimaya Co Ltd	90
327,511	e	Takeda Pharmaceutical Co Ltd	11,101
12,694		Tanabe Seiyaku Co Ltd	183
6,756		TDK Corp	473
222,600		TechnoPro Holdings, Inc	9,145
25,786		Teijin Ltd	412
9,202		Temp Holdings Co Ltd	136
15,946		Terumo Corp	899
7,094		THK Co Ltd	133
10,134		Tobu Railway Co Ltd	274
5,875		Toho Co Ltd	213
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
4,100		Toho Gas Co Ltd	$172
22,913		Tohoku Electric Power Co, Inc	302
650,000	e	Tokai Carbon Co Ltd	7,375
459,564		Tokio Marine Holdings, Inc	21,833
616,800	*,e	Tokyo Base Co Ltd	2,988
213,125	*	Tokyo Electric Power Co, Inc	1,266
8,216		Tokyo Electron Ltd	925
92,232		Tokyo Gas Co Ltd	2,333
32,900		Tokyo Tatemono Co Ltd	341
26,029		Tokyu Corp	425
33,800		Tokyu Fudosan Holdings Corp	167
13,067		Toppan Printing Co Ltd	192
199,245		Toray Industries, Inc	1,409
34,255	*	Toshiba Corp	967
892,220		Tosoh Corp	11,573
7,542		Toto Ltd	261
22,339		Toyo Seikan Kaisha Ltd	511
4,699		Toyo Suisan Kaisha Ltd	164
3,397		Toyoda Gosei Co Ltd	67
196,993		Toyota Industries Corp	9,071
1,823,953		Toyota Motor Corp	105,582
11,294		Toyota Tsusho Corp	332
6,028		Trend Micro, Inc	326
2,000		Tsuruha Holdings, Inc	171
20,707		Uni-Charm Corp	670
350		United Urban Investment Corp	542
11,430		USS Co Ltd	192
53,307		West Japan Railway Co	3,766
146,538		Yahoo! Japan Corp	365
6,204		Yakult Honsha Co Ltd	434
31,931		Yamada Denki Co Ltd	153
11,406		Yamaguchi Financial Group, Inc	109
6,908		Yamaha Corp	294
14,591	e	Yamaha Motor Co Ltd	285
16,155	e	Yamato Transport Co Ltd	443
6,553		Yamazaki Baking Co Ltd	137
12,424		Yaskawa Electric Corp	304
11,710		Yokogawa Electric Corp	202
6,600	e	Yokohama Rubber Co Ltd	123
519,500	e	Yume No Machi Souzou Iinkai Co Ltd	6,046
		TOTAL JAPAN	1,239,086

JERSEY, C.I. - 0.0%
9,022		Randgold Resources Ltd	749
		TOTAL JERSEY, C.I.	749

KAZAKHSTAN - 0.0%
1,077,100		KAZ Minerals plc	7,328
		TOTAL KAZAKHSTAN	7,328

KOREA, REPUBLIC OF - 0.9%
6,010		Amorepacific Corp	1,131
801		Amorepacific Corp (Preference)	74
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
552		BGF retail Co Ltd	$101
21,384		BS Financial Group, Inc	140
3,952	*	Celltrion Healthcare Co Ltd	268
1,080	*	Celltrion Pharm Inc	62
15,129	*	Celltrion, Inc	3,039
4,783		Cheil Communications, Inc	96
13,916		Cheil Industries, Inc	1,317
616		CJ CheilJedang Corp	183
1,093		CJ Corp	119
163	*	CJ Corp	5
793		CJ O Shopping Co Ltd	144
2,074		Daelim Industrial Co	191
11,292	*	Daewoo Engineering & Construction Co Ltd	55
3,257		Daewoo International Corp	53
27,963		Daewoo Securities Co Ltd	164
2,750	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	84
11,210		DGB Financial Group Co Ltd	83
3,703		Dongbu Insurance Co Ltd	233
3,144		Doosan Bobcat, Inc	89
975,441	*	Doosan Infracore Co Ltd	6,646
3,812		E-Mart Co Ltd	623
3,921		Fila Korea Ltd	189
1,643		GLOVIS Co Ltd	190
4,670		GS Engineering & Construction Corp	183
4,776		GS Holdings Corp	221
1,935		GS Retail Co Ltd	70
53,398		Hana Financial Group, Inc	1,737
5,779		Hankook Tire Co Ltd	208
449		Hanmi Pharm Co Ltd	187
897		Hanmi Science Co Ltd	64
12,913		Hanon Systems	125
9,135		Hanwha Chemical Corp	166
2,713		Hanwha Corp	76
1,914	*	HDC Hyundai Development Co-Engineering & Construction	83
2,427	*	HLB, Inc	175
3,050		Honam Petrochemical Corp	758
2,294		Hotel Shilla Co Ltd	157
106,909		Hynix Semiconductor, Inc	5,828
990		Hyundai Department Store Co Ltd	80
14,164		Hyundai Engineering & Construction Co Ltd	694
6,656		Hyundai Heavy Industries	768
4,620		Hyundai Marine & Fire Insurance Co Ltd	170
12,391		Hyundai Mobis	2,114
26,614		Hyundai Motor Co	2,825
2,994		Hyundai Motor Co Ltd (2nd Preference)	207
2,034		Hyundai Motor Co Ltd (Preference)	128
722	*	Hyundai Robotics Co Ltd	224
14,635		Hyundai Steel Co	595
18,534		Industrial Bank of Korea	233
248,250	g	ING Life Insurance Korea Ltd	6,228
8,372		Kakao Corp	773
8,781		Kangwon Land, Inc	251
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
376,497		KB Financial Group, Inc	$15,706
442		KCC Corp	122
47,346		Kia Motors Corp	1,427
5,650	*	Korea Aerospace Industries Ltd	162
48,042		Korea Electric Power Corp	1,423
565	*	Korea Express Co Ltd	84
2,068	*	Korea Gas Corp	89
2,928		Korea Investment Holdings Co Ltd	157
1,365		Korea Kumho Petrochemical	107
26,065		Korea Life Insurance Co Ltd	99
741		Korea Zinc Co Ltd	287
3,030		Korean Air Lines Co Ltd	90
3,956		KT Corp	105
21,515		KT&G Corp	1,959
8,458		LG Chem Ltd	2,637
659		LG Chem Ltd (Preference)	116
17,247		LG Corp	1,080
19,233		LG Electronics, Inc	1,078
1,723		LG Household & Health Care Ltd	1,703
174		LG Household & Health Care Ltd (Preference)	102
1,006		LG Innotek Co Ltd	78
8,268		LG Telecom Ltd	131
41,758		LG.Philips LCD Co Ltd	678
2,553	*	Lotte Corp	121
789		Lotte Shopping Co Ltd	149
304		Medy-Tox, Inc	158
25,741		Naver Corp	2,821
1,389		NCsoft	582
1,904	g	Netmarble Corp	190
1,343		OCI Co Ltd	129
1,544		Orion Corp/Republic of Korea	166
86		Ottogi Corp	56
5,235		Pacific Corp	342
408	*	Pearl Abyss Corp	76
13,994		POSCO	3,061
1,769		POSCO Refractories & Environment Co Ltd	101
1,306		S1 Corp (Korea)	117
3,051	*,g	Samsung Biologics Co Ltd	1,061
2,370		Samsung Card Co	73
90,060	e	Samsung Electro-Mechanics Co Ltd	8,396
962,745		Samsung Electronics Co Ltd	33,515
157,813		Samsung Electronics Co Ltd (Preference)	4,509
11,412	*	Samsung Engineering Co Ltd	180
5,574		Samsung Fire & Marine Insurance Co Ltd	1,340
32,585		Samsung Heavy Industries Co Ltd	217
12,860		Samsung Life Insurance Co Ltd	941
69,717		Samsung SDI Co Ltd	13,703
6,265		Samsung SDS Co Ltd	1,147
4,431		Samsung Securities Co Ltd	125
76,958		Shinhan Financial Group Co Ltd	2,729
544		Shinsegae Co Ltd	125
4,398	*	SillaJen, Inc	291
44,686		SK C&C Co Ltd	10,427
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
12,614		SK Energy Co Ltd	$2,025
3,752		SK Telecom Co Ltd	905
3,804		S-Oil Corp	332
16,830	*	STX Pan Ocean Co Ltd	67
946	*	ViroMed Co Ltd	217
3,688		Woongjin Coway Co Ltd	245
84,196		Woori Bank	1,177
9,742		Woori Investment & Securities Co Ltd	114
627		Yuhan Corp	115
		TOTAL KOREA, REPUBLIC OF	162,072

LUXEMBOURG - 0.0%
34,493		ArcelorMittal	714
605		Eurofins Scientific	226
3,411	*	Millicom International Cellular S.A.	216
10,341		Reinet Investments S.C.A	157
2,004		RTL Group	107
19,596		SES Global S.A.	375
25,439		Tenaris S.A.	274
		TOTAL LUXEMBOURG	2,069

MACAU - 0.1%
125,803		Galaxy Entertainment Group Ltd	795
3,007,792	e	MGM China Holdings Ltd	5,021
124,333		Sands China Ltd	542
2,540,583		Wynn Macau Ltd	5,531
		TOTAL MACAU	11,889

MALAYSIA - 0.1%
94,200		AirAsia BHD	68
61,400		Alliance Financial Group BHD	60
107,200		AMMB Holdings BHD	112
10,000		British American Tobacco Malaysia BHD	87
856,389		Bumiputra-Commerce Holdings BHD	1,183
330,200		Dialog Group BHD	249
218,300		Digi.Com BHD	237
9,700		Fraser & Neave Holdings BHD	79
159,900		Gamuda BHD	90
156,200		Genting BHD	230
14,700		Genting Plantations BHD	35
41,200		HAP Seng Consolidated BHD	98
110,100		Hartalega Holdings BHD	163
48,600		Hong Leong Bank BHD	240
14,000		Hong Leong Credit BHD	63
217,500		IHH Healthcare BHD	283
228,400		IJM Corp BHD	90
132,500		IOI Corp BHD	142
87,900		IOI Properties Group Sdn BHD	33
30,900		Kuala Lumpur Kepong BHD	185
791,609		Malayan Banking BHD	1,818
64,600		Malaysia Airports Holdings BHD	131
171,500		Maxis BHD	222
76,500		MISC BHD	124
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
4,300		Nestle Malaysia BHD	$153
471,900		Petronas Chemicals Group BHD	1,060
25,600		Petronas Dagangan BHD	164
52,500		Petronas Gas BHD	244
41,980		PPB Group BHD	178
102,800		Press Metal BHD	120
551,300		Public Bank BHD	3,300
49,000		QL Resources BHD	81
226,000		Resorts World BHD	165
64,200		RHB Capital BHD	82
162,600		Sime Darby BHD	94
180,100		Sime Darby Plantation BHD	207
202,000		Sime Darby Property BHD	49
100,300		SP Setia BHD	57
70,400		Telekom Malaysia BHD	45
628,000		Tenaga Nasional BHD	2,069
210,456		TM International BHD	200
118,500		Top Glove Corp BHD	161
69,100		Westports Holdings BHD	60
223,000		YTL Corp BHD	54
		TOTAL MALAYSIA	14,565

MEXICO - 0.1%
528,600		Alfa S.A. de C.V. (Class A)	629
47,200		Alsea SAB de C.V.	123
2,544,000		America Movil S.A. de C.V. (Series L)	1,809
317,585		Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	394
1,157,700	*	Cemex S.A. de C.V.	559
37,900		Coca-Cola Femsa S.A. de C.V.	230
13,900		El Puerto de Liverpool SAB de C.V.	89
35,800		Embotelladoras Arca SAB de C.V.	200
291,600		Fibra Uno Administracion S.A. de C.V.	324
355,200		Fomento Economico Mexicano S.A. de C.V.	3,050
12,647		Fresnillo plc	139
17,585		Gruma SAB de C.V.	199
25,100		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	204
15,265		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	230
132,400		Grupo Bimbo S.A. de C.V. (Series A)	264
28,700		Grupo Carso S.A. de C.V. (Series A1)	103
205,400		Grupo Financiero Banorte S.A. de C.V.	1,001
3,805,349		Grupo Financiero Inbursa S.A.	5,478
666,100		Grupo Mexico S.A. de C.V. (Series B)	1,371
180,600		Grupo Televisa S.A.	453
30,970		Industrias Penoles S.A. de C.V.	378
38,400		Infraestructura Energetica ,NV SAB de C.V.	143
123,200	e	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	195
22,700	e	Megacable Holdings SAB de C.V.	102
81,500		Mexichem SAB de C.V.	207
16,270		Promotora y Operadora de Infraestructura SAB de C.V.	156
1,916,100		Wal-Mart de Mexico SAB de C.V.	4,872
		TOTAL MEXICO	22,902
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
MONGOLIA - 0.0%
49,953	*	Turquoise Hill Resources Ltd	$82
		TOTAL MONGOLIA	82

NETHERLANDS - 2.1%
1,510,548	g	ABN AMRO Group NV (ADR)	35,546
18,196	*,e,g	Adyen NV	9,830
95,526		Aegon NV	447
35,082		Akzo Nobel NV	2,825
333,194		ASML Holding NV	52,198
280,439		ASR Nederland NV	11,097
9,597		DSM NV	779
4,058		Eurocommercial Properties NV	125
304,728	g	Euronext NV	17,558
213,998		EXOR NV	11,617
5,987		Heineken Holding NV	506
87,701		Heineken NV	7,752
8,782,156		ING Groep NV	94,466
8,000	*	InterXion Holding NV	433
177,519		Koninklijke Ahold Delhaize NV	4,484
869,066		Koninklijke KPN NV	2,539
690,239		Koninklijke Philips Electronics NV	24,199
3,740		Koninklijke Vopak NV	170
16,085		NN Group NV	639
18,225		NXP Semiconductors NV	1,336
6,065		Randstad Holdings NV	278
2,613,967		Royal Dutch Shell plc (A Shares)	76,937
198,315		Royal Dutch Shell plc (B Shares)	5,929
3,479	e	Wereldhave NV	108
337,010		Wolters Kluwer NV	19,819
		TOTAL NETHERLANDS	381,617

NEW ZEALAND - 0.1%
38,016	*	a2 Milk Co Ltd	286
6,220,216		Air New Zealand Ltd	12,959
49,591		Auckland International Airport Ltd	239
29,568		Fisher & Paykel Healthcare Corp	258
49,182	*	Fletcher Building Ltd	161
92,739		Kiwi Property Group Ltd	85
66,158		Meridian Energy Ltd	151
20,687		Ryman Healthcare Ltd	149
97,702		Telecom Corp of New Zealand Ltd	273
		TOTAL NEW ZEALAND	14,561

NORWAY - 0.5%
893,376		Aker BP ASA	22,525
912,525		DNB NOR Holding ASA	14,647
11,132		Gjensidige Forsikring BA	174
71,178		Norsk Hydro ASA	322
42,962		Orkla ASA	336
21,674		PAN Fish ASA	457
5,212		Schibsted ASA (B Shares)	159
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
2,137,296		Statoil ASA	$45,337
39,630		Telenor ASA	770
348,900		TGS Nopec Geophysical Co ASA	8,430
67,427		Yara International ASA	2,599
		TOTAL NORWAY	95,756

PAKISTAN - 0.0%
33,500		Habib Bank Ltd	29
22,100		MCB Bank Ltd	31
86,100		Oil & Gas Development Co Ltd	79
		TOTAL PAKISTAN	139

PERU - 0.0%
14,800		Cia de Minas Buenaventura S.A. (ADR) (Series B)	240
12,000		Credicorp Ltd (NY)	2,660
5,934		Southern Copper Corp (NY)	183
		TOTAL PERU	3,083

PHILIPPINES - 0.1%
150,950		Aboitiz Equity Ventures, Inc	157
102,800		Aboitiz Power Corp	68
266,100		Alliance Global Group, Inc	60
47,480		Ayala Corp	812
1,377,500		Ayala Land, Inc	1,065
365,790		Banco de Oro Universal Bank	910
62,120		Bank of the Philippine Islands	111
258,400		DMCI Holdings, Inc	63
2,290		Globe Telecom, Inc	83
6,094		GT Capital Holdings, Inc	113
37,450		International Container Term Services, Inc	71
225,930		JG Summit Holdings (Series B)	239
32,840		Jollibee Foods Corp	182
19,480		Manila Electric Co	141
89,394,578		Megaworld Corp	8,047
965,900		Metro Pacific Investments Corp	85
127,776		Metropolitan Bank & Trust	197
5,945		PLDT, Inc	128
131,200		Robinsons Land Corp	50
5,471,450		Robinsons Retail Holdings, Inc	8,324
22,050		Security Bank Corp	65
18,010		SM Investments Corp	314
1,670,900		SM Prime Holdings	1,136
74,860		Universal Robina	180
		TOTAL PHILIPPINES	22,601

POLAND - 0.0%
6,068	*	Alior Bank S.A.	87
1,735		Bank Handlowy w Warszawie S.A.	32
38,323	*	Bank Millennium S.A.	91
30,057		Bank Pekao S.A.	876
2,488		Bank Zachodni WBK S.A.	239
897		BRE Bank S.A.	102
1,957		CCC S.A.	102
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
5,562	*	CD Projekt Red S.A.	$216
17,589	*	Cyfrowy Polsat S.A.	107
3,441	*,g	Dino Polska S.A.	88
8,702		Grupa Lotos S.A.	206
3,597	*	Jastrzebska Spolka Weglowa S.A.	65
10,637	*	KGHM Polska Miedz S.A.	252
91		LPP S.A.	191
163,315		Polish Oil & Gas Co	302
67,543	*	Polska Grupa Energetyczna S.A.	181
60,520		Polski Koncern Naftowy Orlen S.A.	1,754
166,687		Powszechna Kasa Oszczednosci Bank Polski S.A.	1,761
107,269		Powszechny Zaklad Ubezpieczen S.A.	1,264
39,143	*	Telekomunikacja Polska S.A.	50
		TOTAL POLAND	7,966

PORTUGAL - 0.1%
132,869		Energias de Portugal S.A.	465
26,058		Galp Energia SGPS S.A.	410
805,780		Jeronimo Martins SGPS S.A.	9,549
		TOTAL PORTUGAL	10,424

QATAR - 0.0%
14,149	*	Barwa Real Estate Co	155
13,949	*	Commercial Bank of Qatar QSC	151
58,901	*	Ezdan Holding Group QSC	210
14,449	*	Industries Qatar QSC	529
27,598	*	Masraf Al Rayan	315
5,431	*	Ooredoo QSC	112
3,635	*	Qatar Electricity & Water Co	185
13,407	*	Qatar Insurance Co SAQ	132
8,941	*	Qatar Islamic Bank SAQ	372
35,200	*	Qatar National Bank	1,876
		TOTAL QATAR	4,037

ROMANIA - 0.0%
26,311		NEPI Rockcastle plc	207
		TOTAL ROMANIA	207

RUSSIA - 0.2%
1,008,451		Gazprom (ADR)	4,457
85,249		LUKOIL PJSC (ADR)	6,082
29,935		Magnit PJSC (GDR)	381
123,196		MMC Norilsk Nickel PJSC (ADR)	2,321
43,300		Mobile TeleSystems (ADR)	303
17,758		Novatek PJSC (GDR)	3,037
10,718		Novolipetsk Steel PJSC (GDR)	245
11,788		PhosAgro PJSC (GDR)	150
17,004		Polymetal International plc	178
5,080		Polyus PJSC	199
244,958	*	Rosneft Oil Co PJSC (GDR)	1,514
1,276,541	*	Sberbank of Russia (ADR)	13,991
18,655		Severstal (GDR)	255
325,416		Surgutneftegaz (ADR) (London)	1,224
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
48,761		Tatneft PJSC (ADR)	$3,096
143,397		VTB Bank	159
10,855		X5 Retail Group NV	269
		TOTAL RUSSIA	37,861

SINGAPORE - 0.1%
335,345		Ascendas REIT	633
16,900	g	BOC Aviation Ltd	125
345,646		CapitaCommercial Trust	444
337,346		CapitaLand Ltd	769
129,717		CapitaMall Trust	215
62,100		City Developments Ltd	370
121,348		ComfortDelgro Corp Ltd	192
268,730		DBS Group Holdings Ltd	4,673
321,392		Genting Singapore Ltd	230
344,565	e	Golden Agri-Resources Ltd	62
4,866		Jardine Cycle & Carriage Ltd	126
76,168		Keppel Corp Ltd	331
558,735		Oversea-Chinese Banking Corp	4,622
51,648		SembCorp Industries Ltd	96
28,984		Singapore Airlines Ltd	200
34,900		Singapore Airport Terminal Services Ltd	120
320,443		Singapore Exchange Ltd	1,679
84,425	e	Singapore Press Holdings Ltd	145
80,507		Singapore Technologies Engineering Ltd	206
68,500		Singapore Telecommunications Ltd	149
1,062,791		Singapore Telecommunications Ltd	2,287
323,300		Suntec Real Estate Investment Trust	422
240,743		United Overseas Bank Ltd	4,355
73,531		UOL Group Ltd	334
14,200		Venture Corp Ltd	146
95,562		Wilmar International Ltd	219
		TOTAL SINGAPORE	23,150

SOUTH AFRICA - 0.4%
302,554		Absa Group Ltd	3,396
4,277		Anglo American Platinum Ltd	159
303,919	e	Anglo American plc (London)	6,796
31,471		AngloGold Ashanti Ltd	400
72,200		Aspen Pharmacare Holdings Ltd	676
60,988		Bid Corp Ltd	1,122
60,388		Bidvest Group Ltd	867
3,006	e	Capitec Bank Holdings Ltd	233
19,100		Clicks Group Ltd	254
63,282		Discovery Holdings Ltd	703
22,262		Exxaro Resources Ltd	215
624,230		FirstRand Ltd	2,843
51,220		Fortress REIT Ltd	52
71,373		Fortress REIT Ltd (Class A)	90
17,289		Foschini Ltd	200
68,631		Gold Fields Ltd	238
557,324		Growthpoint Properties Ltd	906
17,115		Hyprop Investments Ltd	97
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
20,722		Investec Ltd	$113
37,182		Investec plc	209
4,483	e	Kumba Iron Ore Ltd	88
8,013		Liberty Holdings Ltd	61
118,216		Life Healthcare Group Holdings Pte Ltd	217
59,130	*	Metropolitan Holdings Ltd	70
8,357		Mondi Ltd	180
19,647		Mr Price Group Ltd	336
305,526		MTN Group Ltd	1,889
169,833		Naspers Ltd (N Shares)	34,003
53,021		Nedbank Group Ltd	1,011
100,627		Network Healthcare Holdings Ltd	184
26,214		Pick’n Pay Stores Ltd	123
11,200		PSG Group Ltd	190
43,552		Rand Merchant Investment Holdings Ltd	110
424,718		Redefine Properties Ltd	286
96,664		Remgro Ltd	1,308
18,364		Resilient REIT Ltd	73
127,470		RMB Holdings Ltd	698
281,967		Sanlam Ltd	1,562
37,163		Sappi Ltd	211
102,452		Sasol Ltd	3,044
84,007		Shoprite Holdings Ltd	1,110
13,672		Spar Group Ltd	197
237,027		Standard Bank Group Ltd	2,945
18,524		Telkom S.A. Ltd	82
13,170		Tiger Brands Ltd	250
33,723		Truworths International Ltd	206
108,247		Vodacom Group Pty Ltd	996
81,739		Woolworths Holdings Ltd	313
		TOTAL SOUTH AFRICA	71,312

SPAIN - 0.5%
13,446		ACS Actividades Construccion y Servicios S.A.	521
3,567	g	Aena S.A.	554
400,428		Amadeus IT Holding S.A.	27,861
353,070		Banco Bilbao Vizcaya Argentaria S.A.	1,875
298,296		Banco de Sabadell S.A.	341
1,694,520		Banco Santander S.A.	7,695
62,194	e	Bankia S.A.	182
35,811		Bankinter S.A.	287
186,625		CaixaBank S.A.	676
55,782		Corp Mapfre S.A.	148
12,565	e	Enagas	340
166,611		Endesa S.A.	3,842
25,981		Ferrovial S.A.	526
139,430		Gas Natural SDG S.A.	3,557
15,865		Grifols S.A.	417
574,355		Iberdrola S.A.	4,612
179,580		Industria De Diseno Textil S.A.	4,584
17,395		Inmobiliaria Colonial S.A.	162
8,117	e	Lar Espana Real Estate Socimi S.A.	69
108,528	*,†,e	Let’s GOWEX S.A.	6
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
505,175	*	Masmovil Ibercom S.A.	$11,287
28,991		Merlin Properties Socimi S.A.	358
56,447		Red Electrica Corp S.A.	1,259
71,908		Repsol YPF S.A.	1,156
236,330	*,e	Siemens Gamesa Renewable Energy	2,877
810,251		Telefonica S.A.	6,820
		TOTAL SPAIN	82,012

SWEDEN - 0.5%
15,575		Alfa Laval AB	335
667,999		Assa Abloy AB	11,962
35,671		Atlas Copco AB (A Shares)	851
20,828		Atlas Copco AB (B Shares)	456
2,585	e	Autoliv, Inc	182
388,267		Boliden AB	8,413
11,596		Castellum AB	214
12,795		Electrolux AB (Series B)	270
36,358	*	Epiroc AB	346
22,003	*	Epiroc AB	196
1,340,662		Ericsson (LM) (B Shares)	11,867
32,056		Essity AB	788
27,832		Fabege AB	372
25,512	*	Fastighets AB Balder	727
46,337	e	Hennes & Mauritz AB (B Shares)	659
373,144		Hexagon AB (B Shares)	17,250
21,754		Husqvarna AB (B Shares)	161
4,062	e	ICA Gruppen AB	145
8,637		Industrivarden AB	175
467,783	e	Intrum Justitia AB	10,868
12,429		Investment AB Kinnevik (B Shares)	301
24,084	e	Investor AB (B Shares)	1,023
23,193		Kungsleden AB	165
3,953		Lundbergs AB (B Shares)	117
10,182		Lundin Petroleum AB	254
59,969		Sandvik AB	859
13,582	*	SAS AB	32
17,249		Securitas AB (B Shares)	278
365,621		Skandinaviska Enskilda Banken AB (Class A)	3,554
18,095	e	Skanska AB (B Shares)	289
19,781		SKF AB (B Shares)	301
80,853		Svenska Handelsbanken AB	900
207,925		Swedbank AB (A Shares)	4,647
253,174		Swedish Match AB	9,967
26,484		Tele2 AB (B Shares)	338
149,247		TeliaSonera AB	710
82,937		Volvo AB (B Shares)	1,086
		TOTAL SWEDEN	91,058

SWITZERLAND - 2.5%
175,042		ABB Ltd	3,343
8,352		Adecco S.A.	393
101,006		Baloise Holding AG.	13,945
116		Barry Callebaut AG.	181
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
73,519		Cie Financiere Richemont S.A.	$4,741
10,334		Clariant AG.	191
10,432		Coca-Cola HBC AG.	326
3,026,201		Credit Suisse Group	33,081
1,644	e	Dufry Group	156
405		EMS-Chemie Holding AG.	193
68,128		Flughafen Zuerich AG.	11,274
22,202	*,e	Garrett Motion, Inc	274
1,957		Geberit AG.	762
15,140		Georg Fischer AG.	12,146
489		Givaudan S.A.	1,134
2,126,797		Glencore Xstrata plc	7,908
25,702		Holcim Ltd	1,061
11,605		Julius Baer Group Ltd	414
2,630		Kuehne & Nagel International AG.	338
55		Lindt & Spruengli AG.	342
6		Lindt & Spruengli AG. (Registered)	447
440,530		Lonza Group AG.	114,518
673,733		Nestle S.A.	54,682
1,345,026		Novartis AG.	115,193
1,942		Pargesa Holding S.A.	140
901	e	Partners Group	548
2,884		Phonak Holding AG.	474
4,058		PSP Swiss Property AG.	400
121,710		Roche Holding AG.	30,216
2,189		Schindler Holding AG.	435
1,023		Schindler Holding AG. (Registered)	199
284		SGS S.A.	639
6,744		Sika AG.	857
36,186		STMicroelectronics NV	513
3,029		Straumann Holding AG.	1,913
1,714		Swatch Group AG.	500
2,317		Swatch Group AG. (Registered)	134
1,792		Swiss Life Holding	692
8,374		Swiss Prime Site AG.	678
16,235		Swiss Re Ltd	1,494
1,347		Swisscom AG.	644
3,128		Temenos Group AG.	376
310,909		UBS AG.	3,878
25,530		Vifor Pharma AG.	2,778
98,730		Zurich Financial Services AG.	29,430
		TOTAL SWITZERLAND	453,981

TAIWAN - 1.1%
204,000		Acer, Inc	129
25,000		Advantech Co Ltd	171
8,000		Airtac International Group	78
257,000		ASE Industrial Holding Co Ltd	487
177,000		Asia Cement Corp	196
52,000		Asustek Computer, Inc	341
645,000		AU Optronics Corp	256
121,000		Catcher Technology Co Ltd	886
1,517,000		Cathay Financial Holding Co Ltd	2,322
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES	COMPANY	VALUE (000)
1,986,517	Chailease Holding Co Ltd	$6,266
375,480	Chang Hwa Commercial Bank	210
126,000	Cheng Shin Rubber Industry Co Ltd	168
35,335	Chicony Electronics Co Ltd	72
140,000	China Airlines	50
981,000	China Development Financial Holding Corp	311
194,700	China Life Insurance Co Ltd (Taiwan)	177
2,423,000	China Steel Corp	1,913
19,685,000	Chinatrust Financial Holding Co	12,947
712,000	Chunghwa Telecom Co Ltd	2,600
283,000	Compal Electronics, Inc	160
698,182	Dadi Early-Childhood Education Group Ltd	4,604
371,000	Delta Electronics, Inc	1,561
1,859,957	E.Sun Financial Holding Co Ltd	1,217
13,000	Eclat Textile Co Ltd	147
106,300	Eva Airways Corp	55
185,373	Evergreen Marine Corp Tawain Ltd	72
233,000	Far Eastern Textile Co Ltd	212
119,000	Far EasTone Telecommunications Co Ltd	296
28,000	Feng TAY Enterprise Co Ltd	160
763,930	First Financial Holding Co Ltd	498
4,252,000	Formosa Chemicals & Fibre Corp	14,546
277,000	Formosa Petrochemical Corp	983
797,000	Formosa Plastics Corp	2,620
52,000	Formosa Taffeta Co Ltd	58
62,000	Foxconn Technology Co Ltd	122
1,258,000	Fubon Financial Holding Co Ltd	1,930
803,000	Fuhwa Financial Holdings Co Ltd	404
24,000	Giant Manufacturing Co Ltd	113
17,000	Globalwafers Co Ltd	156
48,000	Highwealth Construction Corp	70
32,031	Hiwin Technologies Corp	231
2,334,000	Hon Hai Precision Industry Co, Ltd	5,372
1,535,678	Hota Industrial Manufacturing Co Ltd	6,014
23,000	Hotai Motor Co Ltd	191
553,050	Hua Nan Financial Holdings Co Ltd	315
660,000	InnoLux Display Corp	209
173,000	Inventec Co Ltd	124
179,300	Largan Precision Co Ltd	18,709
154,000	Lite-On Technology Corp	203
1,145,000	MediaTek, Inc	8,522
874,000	Mega Financial Holding Co Ltd	738
47,000	Micro-Star International Co Ltd	117
924,000	Nan Ya Plastics Corp	2,272
87,000	Nanya Technology Corp	156
13,000	Nien Made Enterprise Co Ltd	100
43,000	Novatek Microelectronics Corp Ltd	199
144,000	Pegatron Technology Corp	241
10,000	Phison Electronics Corp	74
157,000	Pou Chen Corp	166
49,000	Powertech Technology, Inc	105
45,000	President Chain Store Corp	453
202,000	Quanta Computer, Inc	346
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
32,000		Realtek Semiconductor Corp	$148
32,400		Ruentex Development Co Ltd	47
24,600		Ruentex Industries Ltd	63
760,950		Shin Kong Financial Holding Co Ltd	223
784,300		SinoPac Financial Holdings Co Ltd	262
25,000		Standard Foods Corp	40
97,000		Synnex Technology International Corp	115
11,000	*	TaiMed Biologics, Inc	59
720,220		Taishin Financial Holdings Co Ltd	306
249,680		Taiwan Business Bank	84
718,800		Taiwan Cement Corp	830
644,410		Taiwan Cooperative Financial Holding	370
167,000		Taiwan High Speed Rail Corp	166
122,000		Taiwan Mobile Co Ltd	422
12,074,200		Taiwan Semiconductor Manufacturing Co Ltd	87,674
139,000	*	Tatung Co Ltd	117
889,000		Uni-President Enterprises Corp	2,017
2,172,000		United Microelectronics Corp	785
63,000		Vanguard International Semiconductor Corp	122
25,000		Walsin Technology Corp	126
1,091,000		Win Semiconductors Corp	4,203
204,000		Winbond Electronics Corp	90
194,697		Wistron Corp	120
105,640		WPG Holdings Co Ltd	127
312,680		Yageo Corp	3,239
30,000		Zhen Ding Technology Holding Ltd	78
		TOTAL TAIWAN	206,254

THAILAND - 0.2%
74,900		Advanced Info Service PCL (Foreign)	397
800,600		Airports of Thailand PCL	1,581
17,300		Bangkok Bank PCL (Foreign)	110
310,300		Bangkok Dusit Medical Services PCL (Foreign)	233
484,000		Bangkok Expressway & Metro PCL	144
247,000		Banpu PCL (Foreign)	112
83,100		Berli Jucker PCL	130
405,600		BTS Group Holdings PCL	119
24,400		Bumrungrad Hospital PCL (Foreign)	141
92,100		Central Pattana PCL (Foreign)	212
233,200		Charoen Pokphand Foods PCL	176
892,900		CP Seven Eleven PCL (Foreign)	1,882
29,600		Delta Electronics Thai PCL	63
8,200		Electricity Generating PCL	63
116,100		Energy Absolute PCL (Foreign)	152
36,900		Glow Energy PCL (Foreign)	101
39,000		Gulf Energy Development PCL	98
266,500		Home Product Center PCL (Foreign)	124
146,100		Indorama Ventures PCL (Foreign)	244
1,092,300		IRPC PCL (Foreign)	193
321,000		Kasikornbank PCL (Foreign)	1,821
286,700		Krung Thai Bank PCL (Foreign)	169
178,900		Land and Houses PCL Co Reg	55
162,300		Minor International PCL (Foreign)	170
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
48,500		Muangthai Capital PCL	$73
279,200		PTT Exploration & Production PCL (Foreign)	969
178,500		PTT Global Chemical PCL (Foreign)	391
2,017,600		PTT PCL (Foreign)	2,860
31,400		Robinson PCL	61
26,000		Siam Cement PCL (Foreign)	348
139,400		Siam Commercial Bank PCL (Foreign)	572
104,000		Thai Oil PCL (Foreign)	211
110,400		Thai Union Group PCL	55
5,730,300		Tisco Financial Group PCL (ADR)	13,783
625,100		TMB Bank PCL (Foreign)	42
861,700		True Corp PCL (Foreign)	138
		TOTAL THAILAND	27,993

TURKEY - 0.1%
397,197		Akbank TAS	512
29,559		Anadolu Efes Biracilik Ve Malt Sanayii AS	115
15,341		Arcelik AS	46
27,729		Aselsan Elektronik Sanayi Ve Ticaret AS	126
15,248		BIM Birlesik Magazalar AS	251
101,523		Eregli Demir ve Celik Fabrikalari TAS	138
4,695		Ford Otomotiv Sanayi AS	44
83,096		Haci Omer Sabanci Holding AS	118
140,941		KOC Holding AS	377
59,848		Petkim Petrokimya Holding	57
12,926		TAV Havalimanlari Holding AS	58
11,141		Tupras Turkiye Petrol Rafine	245
38,654	*	Turk Hava Yollari	117
46,348		Turk Sise ve Cam Fabrikalari AS	50
194,739		Turkcell Iletisim Hizmet AS	447
13,051,502		Turkiye Garanti Bankasi AS	19,563
95,463		Turkiye Halk Bankasi AS	126
266,949		Turkiye Is Bankasi (Series C)	228
		TOTAL TURKEY	22,618

UNITED ARAB EMIRATES - 0.1%
152,947	*	Abu Dhabi Commercial Bank PJSC	339
322,310		Aldar Properties PJSC	141
114,535		DAMAC Properties Dubai Co PJSC	47
31,893		DP World Ltd	545
123,352		Dubai Islamic Bank PJSC	168
58,562	*	Emaar Development PJSC	70
152,633	*	Emaar Malls Group PJSC	74
640,114		Emaar Properties PJSC	720
318,977	*	Emirates Telecommunications Group Co PJSC	1,475
208,238		National Bank of Abu Dhabi PJSC	799
318,600	e	NMC Health plc	11,120
		TOTAL UNITED ARAB EMIRATES	15,498

UNITED KINGDOM - 5.5%
50,487		3i Group plc	498
95,500	*,e	accesso Technology Group plc	1,770
10,732		Admiral Group plc	280
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,829,332		Ashtead Group plc	$38,159
236,002	*,e	ASOS plc	6,851
288,977		Associated British Foods plc	7,532
1,282,922		AstraZeneca plc	95,765
51,218	g	Auto Trader Group plc	297
208,212		Aviva plc	997
1,571,126		B&M European Value Retail S.A.	5,638
14,001		Babcock International Group	87
168,934		BAE Systems plc	988
905,920		Barclays plc	1,733
52,957		Barratt Developments plc	312
1,028,700		Beazley plc	6,611
153,000	*	Belmond Ltd.	3,830
252,480		Berkeley Group Holdings plc	11,198
69,580		Big Yellow Group plc	774
4,861,800	*	boohoo.com plc	10,030
3,538,682		BP plc	22,370
2,127,900		British American Tobacco plc	67,708
214,440		British Land Co plc	1,458
279,412		Britvic plc	2,846
446,577		BT Group plc	1,358
17,454		Bunzl plc	527
22,146		Burberry Group plc	486
23,193		Capital & Counties Properties	68
299,788		Centrica plc	517
2,588,311		CNH Industrial NV	23,386
11,349		Coca-Cola European Partners plc (Class A)	520
83,854		Compass Group plc	1,765
79,645	g	ConvaTec Group plc	141
6,975		Croda International plc	417
5,184		DCC plc	395
404,000		Dechra Pharmaceuticals plc	10,674
443,879		Delphi Automotive plc	27,330
34,790		Derwent London plc	1,265
2,081,483		Diageo plc	74,381
71,380		Direct Line Insurance Group plc	290
9,885		easyJet plc	139
3,307,457		Electrocomponents plc	21,364
47,963		Experian Group Ltd	1,163
808,071		Fevertree Drinks plc	22,659
57,428	*	Fiat DaimlerChrysler Automobiles NV	828
580,526		GlaxoSmithKline plc	11,064
139,960		Great Portland Estates plc	1,177
82,604		Group 4 Securicor plc	209
29,886		GVC Holdings plc	257
161,618		Hammerson plc	680
15,384		Hargreaves Lansdown plc	363
1,744,181		HSBC Holdings plc	14,389
50,498		Imperial Tobacco Group plc	1,533
1,513,973		Inchcape plc	10,654
66,857		Informa plc	537
9,453		InterContinental Hotels Group plc	511
31,637		International Consolidated Airlines Group S.A.	251
232

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
8,513		Intertek Group plc	$521
28,991	e	Intu Properties plc	42
189,984		ITV plc	302
91,463		J Sainsbury plc	309
35,235	e	John Wood Group plc	227
10,163		Johnson Matthey plc	363
1,426,714	*	Just Eat plc	10,669
113,512		Kingfisher plc	298
154,993		Land Securities Group plc	1,591
4,556,800	e	Learning Technologies Group plc	4,024
4,852,874		Legal & General Group plc	14,298
14,562	*	Liberty Global plc	301
153,117	*	Liberty Global plc (Class A)	3,268
55,308		Linde plc	8,630
784,042		Linde plc	124,462
3,778,215		Lloyds TSB Group plc	2,491
134,805		London Stock Exchange Group plc	6,994
6,076,781		Man Group plc	10,296
83,697		Marks & Spencer Group plc	263
39,549		Meggitt plc	238
251,787		Melrose Industries plc	526
37,659	g	Merlin Entertainments plc	153
23,768		Micro Focus International plc	416
608,647		Mondi plc	12,677
179,414		National Grid plc	1,755
186,240		Next plc	9,483
375,896		Old Mutual Ltd	584
41,522	e	Pearson plc	497
4,549		Pentair plc	172
16,742		Persimmon plc	412
3,177,579		Prudential plc	56,740
3,833,508	*,e	Purplebricks Group plc	7,241
107,580		Reckitt Benckiser Group plc	8,238
946,232		Redrow plc	5,927
1,000,728		RELX plc	20,590
170,577		RELX plc (London)	3,517
2,274,620		Rightmove plc	12,536
88,568		Rolls-Royce Group plc	933
3,602,444	*	Rolls-Royce Holdings plc	5
256,683		Royal Bank of Scotland Group plc	712
51,787		Royal Mail plc	180
54,105		RSA Insurance Group plc	355
57,983		Safestore Holdings plc	374
57,085		Sage Group plc	438
6,246		Schroders plc	195
53,922		Scottish & Southern Energy plc	745
185,996		Segro plc	1,396
12,685		Severn Trent plc	294
17,395		Shaftesbury plc	184
94,169		Shire Ltd	5,479
46,332		Smith & Nephew plc	867
20,997		Smiths Group plc	366
28,097		St. James’s Place plc	338
233

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
148,458		Standard Chartered plc	$1,154
120,780		Standard Life Aberdeen plc	396
169,991		Taylor Wimpey plc	296
12,299		TechnipFMC plc (Euro OTC)	241
23,071,206		Tesco plc	55,951
532,706		Unilever NV	28,858
267,318		Unilever plc	14,035
36,170		United Utilities Group plc	340
1,591,900		Vesuvius plc	10,276
11,651,117		Vodafone Group plc	22,653
13,796		Weir Group plc	228
62,716		Whitbread plc	3,662
118,192		WM Morrison Supermarkets plc	321
554,905		WPP plc	6,039
		TOTAL UNITED KINGDOM	1,007,392

UNITED STATES - 57.7%
100,256		3M Co	19,103
4,253		A.O. Smith Corp	182
1,499,158		Abbott Laboratories	108,434
175,138		AbbVie, Inc	16,146
354,695		Abercrombie & Fitch Co (Class A)	7,112
1,223	*	Abiomed, Inc	398
144,808		Accenture plc	20,419
156,753		Activision Blizzard, Inc	7,300
1,147		Acuity Brands, Inc	132
13,772	*	Adobe, Inc	3,116
2,086		Advance Auto Parts, Inc	328
26,022	*	Advanced Micro Devices, Inc	480
18,364		AES Corp	266
1,542		Affiliated Managers Group, Inc	150
21,613		Aflac, Inc	985
171,068		AGCO Corp	9,523
90,724		Agilent Technologies, Inc	6,120
15,124		AGNC Investment Corp	265
11,000		Agree Realty Corp	650
221,297		Air Products & Chemicals, Inc	35,419
46,268	*	Akamai Technologies, Inc	2,826
73,216		Albemarle Corp	5,643
17,766		Alexandria Real Estate Equities, Inc	2,047
418,095	*	Alexion Pharmaceuticals, Inc	40,706
10,104	*	Align Technology, Inc	2,116
4,678	*	Alkermes plc	138
7,877		Alleghany Corp	4,910
2,564		Allegion plc	204
392,012		Allergan plc	52,396
1,348		Alliance Data Systems Corp	202
157,585		Alliant Energy Corp	6,658
321,719		Allison Transmission Holdings, Inc	14,127
180,254		Allstate Corp	14,894
11,518		Ally Financial, Inc	261
2,815	*	Alnylam Pharmaceuticals, Inc	205
194,037	*	Alphabet, Inc (Class A)	202,761
234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
153,029	*	Alphabet, Inc (Class C)	$158,478
250,772		Altria Group, Inc	12,386
238,108	*	Amazon.com, Inc	357,631
151,803	*	AMC Networks, Inc	8,331
302		Amerco, Inc	99
6,878		Ameren Corp	449
3,330		American Airlines Group, Inc	107
13,824		American Electric Power Co, Inc	1,033
677,981		American Express Co	64,625
134,802		American Financial Group, Inc	12,204
50,000		American Homes 4 Rent	992
215,492		American International Group, Inc	8,493
33,881		American Tower Corp	5,360
5,074		American Water Works Co, Inc	461
98,817		Ameriprise Financial, Inc	10,314
21,951		AmerisourceBergen Corp	1,633
6,393		Ametek, Inc	433
108,650		Amgen, Inc	21,151
8,473		Amphenol Corp (Class A)	686
378,332		Anadarko Petroleum Corp	16,586
10,406		Analog Devices, Inc	893
36,858		Annaly Capital Management, Inc	362
2,359	*	Ansys, Inc	337
7,155	*	Antero Resources Corp	67
224,780		Anthem, Inc	59,034
6,832		Aon plc	993
10,613		Apache Corp	279
11,596		Apartment Investment & Management Co (Class A)	509
2,537,521		Apple, Inc	400,269
103,622		Applied Materials, Inc	3,393
6,358		ARAMARK Holdings Corp	184
11,577	*	Arch Capital Group Ltd	309
275,729		Archer Daniels Midland Co	11,297
12,349		Arconic, Inc	208
1,479	*	Arista Networks, Inc	312
2,251	*	Arrow Electronics, Inc	155
5,318		Arthur J. Gallagher & Co	392
79,484	*	Asbury Automotive Group, Inc	5,298
31,821		Ashland Global Holdings, Inc	2,258
61,629		Associated Banc-Corp	1,220
1,531		Assurant, Inc	137
1,256,084		AT&T, Inc	35,849
176,258	*	Athene Holding Ltd	7,020
3,169		Atmos Energy Corp	294
6,133	*	Autodesk, Inc	789
12,321		Automatic Data Processing, Inc	1,616
733	*	AutoZone, Inc	614
36,740		AvalonBay Communities, Inc	6,395
2,402		Avery Dennison Corp	216
451,204		AXA Equitable Holdings, Inc	7,504
67,391	*	Axalta Coating Systems Ltd	1,578
14,080		Baker Hughes a GE Co	303
9,355		Ball Corp	430
235

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
4,275,206		Bank of America Corp	$105,341
183,316		Bank of New York Mellon Corp	8,629
16,205	*	Bausch Health Cos, Inc	300
746,915		Baxter International, Inc	49,162
127,640		BB&T Corp	5,529
43,892		Becton Dickinson & Co	9,890
1,206,763		Bed Bath & Beyond, Inc	13,661
507,837	*	Berkshire Hathaway, Inc (Class B)	103,690
439,784	*	Berry Plastics Group, Inc	20,903
204,528		Best Buy Co, Inc	10,832
37,325	*	Biogen Idec, Inc	11,232
4,880	*	BioMarin Pharmaceutical, Inc	416
3,364		BlackRock, Inc	1,321
165,000		Blackstone Group LP	4,919
509,782		Boeing Co	164,405
1,340	*	Booking Holdings, Inc	2,308
6,046		BorgWarner, Inc	210
38,270		Boston Properties, Inc	4,307
1,167,531	*	Boston Scientific Corp	41,261
3,189	*	Brighthouse Financial, Inc	97
182,681		Bristol-Myers Squibb Co	9,496
177,309		Broadcom, Inc	45,086
3,250		Broadridge Financial Solutions, Inc	313
5,143		Brookfield Property REIT, Inc	83
7,789		Brown-Forman Corp (Class B)	371
80,392		BRP, Inc (Toronto)	2,081
228,066		Bunge Ltd	12,188
984,638		Burford Capital Ltd	20,772
73,679	*	Burlington Stores, Inc	11,985
12,568		Cabot Oil & Gas Corp	281
183,569	*	CACI International, Inc (Class A)	26,439
298,973		Cadence BanCorp	5,017
7,730	*	Cadence Design Systems, Inc	336
188,000		Callaway Golf Co	2,876
18,893		Camden Property Trust	1,664
4,894		Campbell Soup Co	161
58,998		Capital One Financial Corp	4,460
8,701		Cardinal Health, Inc	388
5,050	*	CarMax, Inc	317
11,925		Carnival Corp	588
9,257		Carnival plc	445
744,421		Caterpillar, Inc	94,594
3,211		CBOE Holdings, Inc	314
9,173	*	CBRE Group, Inc	367
812,745		CBS Corp (Class B)	35,533
3,550		CDK Global, Inc	170
474,804		CDW Corp	38,483
3,657		Celanese Corp (Series A)	329
39,984	*	Celgene Corp	2,563
194,104	*	Centene Corp	22,380
13,748		Centerpoint Energy, Inc	388
26,838		CenturyLink, Inc	407
8,258	*	Cerner Corp	433
236

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
331,642		CF Industries Holdings, Inc	$14,430
3,812		CH Robinson Worldwide, Inc	321
34,093		Charles Schwab Corp	1,416
18,972	*	Charter Communications, Inc	5,406
75,699		Chemed Corp	21,444
383,731		Chemours Co	10,829
89,876	*	Cheniere Energy, Inc	5,320
1,787,012		Chevron Corp	194,409
749	*	Chipotle Mexican Grill, Inc (Class A)	323
148,100		Chubb Ltd	19,132
6,683		Church & Dwight Co, Inc	439
160,000	*	Ciena Corp	5,426
240,598		Cigna Corp	45,694
37,747		Cimarex Energy Co	2,327
4,306		Cincinnati Financial Corp	333
2,443		Cintas Corp	410
4,452,574		Cisco Systems, Inc	192,930
3,561		CIT Group, Inc	136
540,690		Citigroup, Inc	28,148
527,973		Citizens Financial Group, Inc	15,697
94,394		Citrix Systems, Inc	9,672
3,534		Clorox Co	545
21,358		CME Group, Inc	4,018
8,153		CMS Energy Corp	405
3,164,943		Coca-Cola Co	149,860
4,656		Cognex Corp	180
16,347		Cognizant Technology Solutions Corp (Class A)	1,038
140,877	*	Colfax Corp	2,944
23,167		Colgate-Palmolive Co	1,379
2,486,598		Comcast Corp (Class A)	84,669
4,757		Comerica, Inc	327
5,225	*	CommScope Holding Co, Inc	86
2,960,443		ConAgra Brands, Inc	63,235
743,718	*	Concho Resources, Inc	76,447
32,696		ConocoPhillips	2,039
8,578		Consolidated Edison, Inc	656
174,886		Constellation Brands, Inc (Class A)	28,125
64,861	*	Continental Resources, Inc	2,607
5,992		Cooper Cos, Inc	1,525
5,954	*	Copart, Inc	284
361,291		Corning, Inc	10,915
1,004	*	CoStar Group, Inc	339
532,406		Costco Wholesale Corp	108,456
21,128		Coty, Inc	139
42,580	*	Credit Acceptance Corp	16,255
80,000	*	Cree, Inc	3,422
225,598		Crown Castle International Corp	24,507
1,292,283	*	Crown Holdings, Inc	53,720
707,613		CSX Corp	43,964
16,235		CubeSmart	466
4,293		Cummins, Inc	574
1,143,711		CVS Health Corp	74,936
130,644		Danaher Corp	13,472
237

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
94,421		Darden Restaurants, Inc	$9,429
3,907	*	DaVita, Inc	201
117,053	*	Deckers Outdoor Corp	14,977
112,836		Deere & Co	16,832
117,708		Delek US Holdings, Inc	3,827
3,741	*	Dell Technologies, Inc	183
63,297		Delta Air Lines, Inc	3,159
208,171		Deluxe Corp	8,002
6,355		Dentsply Sirona, Inc	236
14,284		Devon Energy Corp	322
2,541	*	DexCom, Inc	304
81,230		Diamondback Energy, Inc	7,530
40,588		DiamondRock Hospitality Co	369
5,799		Digital Realty Trust, Inc	618
9,785		Discover Financial Services	577
4,256	*,e	Discovery, Inc (Class A)	105
8,661	*	Discovery, Inc (Class C)	200
23,766	*	DISH Network Corp (Class A)	593
194,448		Dollar General Corp	21,016
6,707	*	Dollar Tree, Inc	606
201,919		Dominion Resources, Inc	14,429
1,109		Domino’s Pizza, Inc	275
4,109		Dover Corp	292
567,263		DowDuPont, Inc	30,337
10,222		DR Horton, Inc	354
5,077		DTE Energy Co	560
19,852		Duke Energy Corp	1,713
220,563		Duke Realty Corp	5,713
51,089		Dun & Bradstreet Corp	7,292
833,423		DXC Technology Co	44,313
1,154,975		E*TRADE Financial Corp	50,680
3,969		East West Bancorp, Inc	173
3,829		Eastman Chemical Co	280
69,761		Eaton Corp	4,790
3,632		Eaton Vance Corp	128
238,224	*	eBay, Inc	6,687
34,682		Ecolab, Inc	5,110
35,989		Edison International	2,043
401,096	*	Edwards Lifesciences Corp	61,436
8,592	*	Electronic Arts, Inc	678
788,940		Eli Lilly & Co	91,296
160,860		EMCOR Group, Inc	9,602
440,813		Emerson Electric Co	26,339
321,719		Encompass Health Corp	19,850
81,676		Entergy Corp	7,030
1,305,356		EOG Resources, Inc	113,840
3,454		Equifax, Inc	322
3,728		Equinix, Inc	1,314
45,614		Equity Lifestyle Properties, Inc	4,430
35,166		Equity Residential	2,321
11,318		Essex Property Trust, Inc	2,775
74,716		Estee Lauder Cos (Class A)	9,721
1,185		Everest Re Group Ltd	258
238

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
7,772		Evergy, Inc	$441
8,918		Eversource Energy	580
96,959		Exelon Corp	4,373
79,466		Expedia, Inc	8,952
4,842		Expeditors International of Washington, Inc	330
14,465		Extra Space Storage, Inc	1,309
1,716,518	d	Exxon Mobil Corp	117,049
47,546	*	F5 Networks, Inc	7,704
1,329,056	*	Facebook, Inc	174,226
8,039		Fastenal Co	420
11,260		Federal Realty Investment Trust	1,329
263,559		FedEx Corp	42,520
12,239		Ferguson plc	782
9,243		Fidelity National Information Services, Inc	948
18,773		Fifth Third Bancorp	442
170,702	*	First American Corp	5,705
15,048	*	First Data Corp	254
4,475		First Republic Bank	389
584,226		FirstEnergy Corp	21,938
11,409	*	Fiserv, Inc	838
2,542	*	FleetCor Technologies, Inc	472
14,343	*	Flextronics International Ltd	109
3,837		Flir Systems, Inc	167
4,027		Flowserve Corp	153
4,357		Fluor Corp	140
3,691		FMC Corp	273
7,952		FNF Group	250
102,663		Ford Motor Co	785
145,964	*	Fortinet, Inc	10,280
205,426		Fortive Corp	13,899
4,086		Fortune Brands Home & Security, Inc	155
25,000		Four Corners Property Trust, Inc	655
8,767		Franklin Resources, Inc	260
2,519,953		Freeport-McMoRan Copper & Gold, Inc (Class B)	25,981
365,891		Gaming and Leisure Properties, Inc	11,822
7,110		Gap, Inc	183
3,197		Garmin Ltd	202
2,652	*	Gartner, Inc	339
85,016		General Dynamics Corp	13,365
3,574,791		General Electric Co	27,061
16,416		General Mills, Inc	639
69,850,000	*,†	General Motors Co	0
530,757	*,†	General Motors Co	0
18,159,000	*,†	General Motors Co	0
35,567		General Motors Co	1,190
61,921,000	*,†,e	General Motors Co	0
18,106,794	*,†,e	General Motors Co	0
4,461,000	*,†	General Motors Co	0
26,439,985	*,†	General Motors Co	0
13,592,224	*,†	General Motors Co	0
19,417,463	*,†	General Motors Co	0
29,845,445	*,†	General Motors Co	0
4,121		Genuine Parts Co	396
239

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
797,549		Gilead Sciences, Inc	$49,887
4,401		Global Payments, Inc	454
4,500	*	GoDaddy, Inc	295
209,298		Goldman Sachs Group, Inc	34,963
6,779		Goodyear Tire & Rubber Co	138
89,009	*	Green Dot Corp	7,078
950,000	*	Groupon, Inc	3,040
48,464	*	GrubHub, Inc	3,723
47,628	*,e	Guardant Health, Inc	1,790
6,495		H&R Block, Inc	165
109,703		Halliburton Co	2,916
129,637		Hanesbrands, Inc	1,624
4,612		Harley-Davidson, Inc	157
3,258		Harris Corp	439
189,255		Hartford Financial Services Group, Inc	8,412
3,304		Hasbro, Inc	268
236,439		HCA Holdings, Inc	29,425
65,346		HCP, Inc	1,825
356,138	*	HD Supply Holdings, Inc	13,362
18,000		Healthcare Trust of America, Inc	456
3,201		Helmerich & Payne, Inc	153
4,332	*	Henry Schein, Inc	340
3,890		Hershey Co	417
7,548		Hess Corp	306
743,054		Hewlett Packard Enterprise Co	9,816
129,006		Hilltop Holdings, Inc	2,300
7,850		Hilton Worldwide Holdings, Inc	564
5,002		HollyFrontier Corp	256
135,720	*	Hologic, Inc	5,578
874,046		Home Depot, Inc	150,179
767,330		Honeywell International, Inc	101,380
8,615	e	Hormel Foods Corp	368
105,320		Host Marriott Corp	1,756
808,998		HP, Inc	16,552
40,588		Hudson Pacific Properties	1,179
90,246		Humana, Inc	25,854
2,379,115		Huntington Bancshares, Inc	28,359
60,967		Huntington Ingalls	11,603
408,344		Huntsman Corp	7,877
2,137	*	IAC/InterActiveCorp	391
2,128		IDEX Corp	269
2,393	*	IDEXX Laboratories, Inc	445
11,056	*	IHS Markit Ltd	530
8,504		Illinois Tool Works, Inc	1,077
30,634	*	Illumina, Inc	9,188
119,452	*	Imax Corp	2,247
5,150	*	Incyte Corp	327
257,342		Ingersoll-Rand plc	23,477
2,112		Ingredion, Inc	193
3,383,371		Intel Corp	158,782
40,333		IntercontinentalExchange Group, Inc	3,038
25,674		International Business Machines Corp	2,918
106	*	International Flavors & Fragrances, Inc	14
240

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
295,896		International Flavors & Fragrances, Inc	$39,730
24,150		International Paper Co	975
154,232		Interpublic Group of Cos, Inc	3,182
31,841		Intuit, Inc	6,268
21,457	*	Intuitive Surgical, Inc	10,276
11,532		Invesco Ltd	193
58,326		Invitation Homes, Inc	1,171
1,071	*	IPG Photonics Corp	121
4,559	*	IQVIA Holdings, Inc	530
7,532		Iron Mountain, Inc	244
25,000	e	iShares Dow Jones US Real Estate Index Fund	1,873
240,713		iShares MSCI Canada Index Fund	5,767
55,279		iShares MSCI South Korea Index Fund	3,254
83,000		ITT, Inc	4,006
3,332		J.M. Smucker Co	312
2,056		Jack Henry & Associates, Inc	260
3,566		Jacobs Engineering Group, Inc	208
51,006	*	Jazz Pharmaceuticals plc	6,323
116,874		JB Hunt Transport Services, Inc	10,874
18,000		JBG SMITH Properties	627
8,331		Jefferies Financial Group, Inc	145
827,994		Johnson & Johnson	106,853
25,548		Johnson Controls International plc	757
1,349		Jones Lang LaSalle, Inc	171
2,564,209		JPMorgan Chase & Co	250,318
9,434		Juniper Networks, Inc	254
2,773		Kansas City Southern Industries, Inc	265
208,171		KAR Auction Services, Inc	9,934
7,148		Kellogg Co	407
52,000		Kennametal, Inc	1,731
29,446		Keycorp	435
5,318	*	Keysight Technologies, Inc	330
19,714		Kilroy Realty Corp	1,240
43,282		Kimberly-Clark Corp	4,932
12,360		Kimco Realty Corp	181
55,682		Kinder Morgan, Inc	856
4,512		Kla-Tencor Corp	404
3,734		Knight-Swift Transportation Holdings, Inc	94
518,264		Kohl’s Corp	34,382
246,021		Korn/Ferry International	9,728
1,212,128		Kraft Heinz Co	52,170
109,729		Kroger Co	3,018
6,511		L Brands, Inc	167
59,945		L3 Technologies, Inc	10,410
18,618	*	Laboratory Corp of America Holdings	2,353
95,354		Lam Research Corp	12,984
4,198		Lamb Weston Holdings, Inc	309
550,493		Las Vegas Sands Corp	28,653
153,857		Lear Corp	18,903
3,821		Leggett & Platt, Inc	137
180,160		Leidos Holdings, Inc	9,498
8,401		Lennar Corp (Class A)	329
1,047		Lennox International, Inc	229
241

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
2,939	*	Liberty Broadband Corp (Class C)	$212
5,623	*	Liberty Media Group (Class C)	173
4,023		Liberty Property Trust	168
2,478	*	Liberty SiriusXM Group (Class A)	91
4,870	*	Liberty SiriusXM Group (Class C)	180
6,003		Lincoln National Corp	308
3,977	*	Live Nation, Inc	196
228,220	*	Livent Corp	3,149
9,265	*	LKQ Corp	220
7,201		Lockheed Martin Corp	1,886
7,423		Loews Corp	338
60,679		Lowe’s Companies, Inc	5,604
195,088		LPL Financial Holdings, Inc	11,916
152,984	*	Lululemon Athletica, Inc	18,604
115,870		LyondellBasell Industries AF S.C.A	9,636
204,312		M&T Bank Corp	29,243
3,126		Macerich Co	135
389,070		Macy’s, Inc	11,586
58,000		Magellan Midstream Partners LP	3,309
1,835		Manpower, Inc	119
23,573		Marathon Oil Corp	338
92,049		Marathon Petroleum Corp	5,432
391	*	Markel Corp	406
8,334		Marriott International, Inc (Class A)	905
101,171		Marsh & McLennan Cos, Inc	8,068
1,684		Martin Marietta Materials, Inc	289
890,620		Marvell Technology Group Ltd	14,419
8,393		Masco Corp	245
236,558	*	Mastec, Inc	9,595
132,058		MasterCard, Inc (Class A)	24,913
224,764	*	Matador Resources Co	3,491
203,069	e	Match Group, Inc	8,685
11,516	*,e	Mattel, Inc	115
7,791		Maxim Integrated Products, Inc	396
3,432		McCormick & Co, Inc	478
549,586		McDonald’s Corp	97,590
17,298		McKesson Corp	1,911
148,532		Medtronic plc	13,510
23,018	*	Merrimack Pharmaceuticals, Inc	89
41,304		Metlife, Inc	1,696
710	*	Mettler-Toledo International, Inc	402
335,570		MGM Growth Properties LLC	8,862
14,530		MGM Resorts International	352
303,811	*	Michael Kors Holdings Ltd	11,521
6,552	e	Microchip Technology, Inc	471
32,531	*	Micron Technology, Inc	1,032
3,946,873		Microsoft Corp	400,884
11,024		Mid-America Apartment Communities, Inc	1,055
1,614	*	Middleby Corp	166
1,752	*	Mohawk Industries, Inc	205
129,977	*	Molina Healthcare, Inc	15,106
5,289		Molson Coors Brewing Co (Class B)	297
404,554		Mondelez International, Inc	16,194
242

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
686,320	*	Monster Beverage Corp	$33,781
4,852		Moody’s Corp	679
156,537		Morgan Stanley	6,207
10,443		Mosaic Co	305
148,458		Motorola, Inc	17,079
2,469		MSCI, Inc (Class A)	364
136,732	*	Mylan NV	3,746
3,195		NASDAQ OMX Group, Inc	261
10,688		National Oilwell Varco, Inc	275
4,153		National Retail Properties, Inc	201
20,000		National Storage Affiliates Trust	529
4,998	*	Nektar Therapeutics	164
289,410		NetApp, Inc	17,269
49,531	*	NetFlix, Inc	13,257
14,165		Newell Rubbermaid, Inc	263
59,532		Newmont Mining Corp	2,063
10,623		News Corp (Class A)	121
65,000		Nexteer Automotive Group Ltd	93
115,715		NextEra Energy, Inc	20,114
10,627		Nielsen NV	248
1,323,542		Nike, Inc (Class B)	98,127
10,131		NiSource, Inc	257
13,550		Noble Energy, Inc	254
176,920		Nordstrom, Inc	8,246
7,870		Norfolk Southern Corp	1,177
5,916		Northern Trust Corp	495
199,467		Northrop Grumman Corp	48,849
6,035	*	Norwegian Cruise Line Holdings Ltd	256
8,675		NRG Energy, Inc	344
82,008		Nucor Corp	4,249
201,163		NVIDIA Corp	26,855
9,460	*	NVR, Inc	23,054
775,665		Occidental Petroleum Corp	47,610
5,508		OGE Energy Corp	216
1,809		Old Dominion Freight Line	223
1,453,170		Olin Corp	29,223
6,444		Omnicom Group, Inc	472
11,630	*	ON Semiconductor Corp	192
5,798	*	OneMarket Ltd	2
116,903		Oneok, Inc	6,307
198,813		Oracle Corp	8,976
2,310	*	O’Reilly Automotive, Inc	795
2,993		Owens Corning, Inc	132
9,691		PACCAR, Inc	554
7,655		Packaging Corp of America	639
2,537	*	Palo Alto Networks, Inc	478
212,842		Parker-Hannifin Corp	31,743
430,861	*	Parsley Energy, Inc	6,885
9,101		Paychex, Inc	593
1,882,141	*	PayPal Holdings, Inc	158,269
12,000		Pebblebrook Hotel Trust	340
1,588,246	*	Penn National Gaming, Inc	29,907
11,882		People’s United Financial, Inc	171
243

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
130,991		PepsiCo, Inc	$14,472
3,819		Perrigo Co plc	148
1,989,025		Pfizer, Inc	86,821
58,167	*	PG&E Corp	1,381
171,892		Philip Morris International, Inc	11,476
66,464		Phillips 66	5,726
131,881		Pinnacle West Capital Corp	11,236
29,597		Pioneer Natural Resources Co	3,893
416,650		Plains All American Pipeline LP	8,350
131,135		Plains GP Holdings LP	2,636
87,107		PNC Financial Services Group, Inc	10,184
1,647		Polaris Industries, Inc	126
6,811		PPG Industries, Inc	696
77,224		PPL Corp	2,188
7,667		Principal Financial Group	339
1,571,977		Procter & Gamble Co	144,496
404,661		Progressive Corp	24,413
107,656		Prologis, Inc	6,322
44,600	*	Proofpoint, Inc	3,738
512,593		Prudential Financial, Inc	41,802
3,091	*	PTC, Inc	256
14,168		Public Service Enterprise Group, Inc	737
13,395		Public Storage, Inc	2,711
499,639		Pulte Homes, Inc	12,986
2,228		PVH Corp	207
17,337	*	QIAGEN NV (Turquoise)	592
3,803	*	Qorvo, Inc	231
115,000		QTS Realty Trust, Inc	4,261
305,958		QUALCOMM, Inc	17,412
25,528		Quest Diagnostics, Inc	2,126
636,441	*	Qurate Retail Group, Inc QVC Group	12,423
72,651		Ralph Lauren Corp	7,516
101,824		Raymond James Financial, Inc	7,577
8,025		Raytheon Co	1,231
18,013		Realty Income Corp	1,136
4,947	*	Red Hat, Inc	869
39,122		Regency Centers Corp	2,296
2,229	*	Regeneron Pharmaceuticals, Inc	833
30,324		Regions Financial Corp	406
1,714		Reinsurance Group of America, Inc (Class A)	240
6,378		Republic Services, Inc	460
156,120	*	Resideo Technologies, Inc	3,208
4,045		Resmed, Inc	461
30,000		Retail Opportunities Investment Corp	476
81,177	*	Retrophin, Inc	1,837
110,000		Rexford Industrial Realty, Inc	3,242
74,000	*	RH	8,867
3,396		Robert Half International, Inc	194
54,280		Rockwell Automation, Inc	8,168
4,144		Rollins, Inc	150
77,673		Roper Industries, Inc	20,701
10,420		Ross Stores, Inc	867
4,735		Royal Caribbean Cruises Ltd	463
244

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
7,053		S&P Global, Inc	$1,199
301,174		Sabre Corp	6,517
908,761	*	salesforce.com, Inc	124,473
4,049,377	g	Samsonite International	11,504
3,255	*	SBA Communications Corp	527
3,777		SCANA Corp	180
2,161,158		Schering-Plough Corp	165,134
173,560		Schlumberger Ltd	6,262
8,007		Seagate Technology, Inc	309
4,883		Sealed Air Corp	170
32,167	*	Seattle Genetics, Inc	1,823
3,641		SEI Investments Co	168
115,603		Sempra Energy	12,507
4,627	*	Sensata Technologies Holding plc	207
421,102	*	ServiceNow, Inc	74,977
2,321		Sherwin-Williams Co	913
1,613		Signature Bank	166
63,285		Simon Property Group, Inc	10,631
43,063	e	Sirius XM Holdings, Inc	246
4,845		Skyworks Solutions, Inc	325
25,592		SL Green Realty Corp	2,024
1,591		Snap-On, Inc	231
207,281	*,e	SolarEdge Technologies, Inc	7,276
28,420		Southern Co	1,248
934,349		Southwest Airlines Co	43,429
3,126		Spirit Aerosystems Holdings, Inc (Class A)	225
4,002	*	Splunk, Inc	420
83,776	*	Sprint Corp	488
8,388	*	Square, Inc	470
6,077		SS&C Technologies Holdings, Inc	274
233,209		Stanley Works	27,924
123,188		Starbucks Corp	7,933
40,000		Starwood Property Trust, Inc	788
124,703		State Street Corp	7,865
6,426		Steel Dynamics, Inc	193
84,498		STERIS Plc	9,029
9,443		Stryker Corp	1,480
22,000		Sun Communities, Inc	2,238
55,000		Sunstone Hotel Investors, Inc	716
244,671		SunTrust Banks, Inc	12,341
44,151	*	SVB Financial Group	8,385
17,645		Symantec Corp	333
305,879		Synchrony Financial	7,176
169,805	*	Synopsys, Inc	14,304
13,843		Sysco Corp	867
6,883		T Rowe Price Group, Inc	635
18,266	*	Take-Two Interactive Software, Inc	1,880
7,929		Tapestry, Inc	268
6,547		Targa Resources Investments, Inc	236
520,457		Target Corp	34,397
8,204		TD Ameritrade Holding Corp	402
301,579		TE Connectivity Ltd	22,808
1,333		Teleflex, Inc	345
245

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
185,090	*	Tenet Healthcare Corp	$3,172
515,718		Terex Corp	14,218
16,235		Terreno Realty Corp	571
3,581	*	Tesla, Inc	1,192
170,322		Tetra Tech, Inc	8,818
62,430		Texas Instruments, Inc	5,900
763,172		Textron, Inc	35,098
38,737		Thermo Fisher Scientific, Inc	8,669
3,054		Tiffany & Co	246
34,963		TJX Companies, Inc	1,564
75,017	*	T-Mobile US, Inc	4,772
3,186		Torchmark Corp	237
222,530		Total System Services, Inc	18,089
3,487		Tractor Supply Co	291
39,197	*	TransDigm Group, Inc	13,329
600,013	*	Transocean Ltd (NYSE)	4,164
5,198		TransUnion	295
7,512		Travelers Cos, Inc	900
837,600		Travelport Worldwide Ltd	13,083
121,935	*	Trimble Navigation Ltd	4,013
3,068	*	TripAdvisor, Inc	165
693,199		Tronox Ltd	5,393
29,575		Twenty-First Century Fox, Inc	1,423
12,376		Twenty-First Century Fox, Inc (Class B)	591
19,082	*	Twitter, Inc	548
8,189		Tyson Foods, Inc (Class A)	437
7,380		UDR, Inc	292
5,033		UGI Corp	269
93,028	*	Ulta Beauty, Inc	22,777
5,484	*	Under Armour, Inc	89
756,481	*,e	Under Armour, Inc (Class A)	13,367
1,044,291		Union Pacific Corp	144,352
2,001	*	United Continental Holdings, Inc	168
71,128		United Parcel Service, Inc (Class B)	6,937
221,146	*	United Rentals, Inc	22,674
23,012		United Technologies Corp	2,450
1,239	*	United Therapeutics Corp	135
826,397		UnitedHealth Group, Inc	205,872
2,439		Universal Health Services, Inc (Class B)	284
6,030		UnumProvident Corp	177
268,246	*	Urban Outfitters, Inc	8,906
43,588		US Bancorp	1,992
60,965	*	USANA Health Sciences, Inc	7,177
1,121		Vail Resorts, Inc	236
121,392		Valero Energy Corp	9,101
550,000		Vanguard Emerging Markets ETF	20,955
50,000		Vanguard FTSE Developed Markets ETF	1,855
2,581	*	Varian Medical Systems, Inc	292
3,305	*	Veeva Systems, Inc	295
32,988		Ventas, Inc	1,933
28,052		VEREIT, Inc	201
2,935	*	VeriSign, Inc	435
4,315	*	Verisk Analytics, Inc	470
246

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
868,322		Verizon Communications, Inc	$48,817
34,995	*	Vertex Pharmaceuticals, Inc	5,799
9,275		VF Corp	662
165,220		Viacom, Inc (Class B)	4,246
292,998		Virtu Financial, Inc	7,548
1,257,646		Visa, Inc (Class A)	165,934
36,593	*	Vistra Energy Corp	838
62,443		VMware, Inc (Class A)	8,563
4,558		Vornado Realty Trust	283
191,288		Voya Financial, Inc	7,678
3,731		Vulcan Materials Co	369
2,815		W.R. Berkley Corp	208
98,507		W.W. Grainger, Inc	27,814
1,553	*	WABCO Holdings, Inc	167
2,669	e	Wabtec Corp	187
258,661		Walgreens Boots Alliance, Inc	17,674
769,812		Walmart, Inc	71,708
605,945		Walt Disney Co	66,442
7,427		Waste Connections, Inc	551
224,610		Waste Management, Inc	19,988
2,167	*	Waters Corp	409
1,603	*,e	Wayfair, Inc	144
8,682		WEC Energy Group, Inc	601
50,396	*	WellCare Health Plans, Inc	11,898
1,683,537		Wells Fargo & Co	77,577
40,269		Welltower, Inc	2,795
208,375		Western Digital Corp	7,704
12,803		Western Union Co	218
95,428		Westlake Chemical Corp	6,314
6,776		WestRock Co	256
43,645		Weyerhaeuser Co	954
1,838		Whirlpool Corp	196
283,990		Williams Cos, Inc	6,262
145,707	e	Williams-Sonoma, Inc	7,351
3,685		Willis Towers Watson plc	560
4,114	*	Workday, Inc	657
81,611	*	Worldpay, Inc	6,238
4,545		WP Carey, Inc	297
180,000	*	WPX Energy, Inc	2,043
233,170		WR Grace and Co	15,135
286,706		Wynn Resorts Ltd	28,358
109,480		Xcel Energy, Inc	5,394
6,734		Xerox Corp	133
346,977		Xilinx, Inc	29,552
3,744	*	XPO Logistics, Inc	214
4,957		Xylem, Inc	331
36,415		Yum! Brands, Inc	3,347
6,064	*	Zayo Group Holdings, Inc	138
56,454	*	Zebra Technologies Corp (Class A)	8,989
3,849	*,e	Zillow Group, Inc (Class C)	122
366,737		Zimmer Biomet Holdings, Inc	38,038
789,626		Zions Bancorporation	32,169
423,151		Zoetis, Inc	36,196
247

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY			VALUE (000)
17,135	*,e	Zscaler, Inc			$672
		TOTAL UNITED STATES			10,514,934

URUGUAY - 0.2%
5,114,107		Arcos Dorados Holdings, Inc			40,401
		TOTAL URUGUAY			40,401

ZAMBIA - 0.1%
1,550,866		First Quantum Minerals Ltd			12,541
		TOTAL ZAMBIA			12,541

		TOTAL COMMON STOCKS			17,959,062
		(Cost $18,562,046)

RIGHTS / WARRANTS - 0.0%

SPAIN - 0.0%
71,908	e	Repsol S.A.			33
		TOTAL SPAIN			33

THAILAND - 0.0%
90,178		BTS Group Holdings PCL			1
		TOTAL THAILAND			1

		TOTAL RIGHTS / WARRANTS			34
		(Cost $33)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.9%

GOVERNMENT AGENCY DEBT - 0.1%
$25,000,000		Federal Home Loan Bank (FHLB)	2.150%	01/02/19	25,000
		TOTAL GOVERNMENT AGENCY DEBT			25,000

TREASURY DEBT - 1.3%
139,620,000		United States Treasury Bill	2.253-2.286	01/08/19	139,567
40,870,000		United States Treasury Bill	2.252-2.293	01/15/19	40,836
48,640,000		United States Treasury Bill	2.316	01/22/19	48,577
14,100,000		United States Treasury Bill	2.318	02/21/19	14,053
		TOTAL TREASURY DEBT			243,033

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

CERTIFICATE OF DEPOSIT - 0.1%
7,000,000		Credit Agricole	2.615	04/17/19	7,000
6,000,000		Mizuho Bank Ltd	2.529	04/02/19	6,000
		TOTAL CERTIFICATE OF DEPOSIT			13,000

COMMERCIAL PAPER - 0.4%
6,250,000		Australia & New Zealand Banking Group Ltd	0.010	02/01/19	6,236
5,000,000		Bedford Row Funding Corp	2.615	04/15/19	5,000
9,000,000		Can Ast & Can Ltd Jt	2.905	05/01/19	8,914
7,000,000		Canadian Imperial Bank of Commerce	2.560	10/01/19	7,000
6,000,000		ING US Funding Llc	0.010	03/29/19	5,962
2,000,000		Matchpoint Finance Plc	0.010	01/02/19	2,000
4,000,000		Matchpoint Finance Plc	0.010	02/08/19	3,989
4,000,000		National Bank of Canada	2.539	07/01/19	4,000
5,000,000		Natixis NY	2.480	01/31/19	4,990
9,000,000		Old Line Funding Llc	2.801	03/15/19	8,948
248

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$7,000,000		Ridgefield Funding Co	0.010%	01/03/19	$6,999
2,000,000		Versailles CDS LLC	2.649	02/06/19	1,995
		TOTAL COMMERCIAL PAPER			66,033

REPURCHASE AGREEMENT - 1.0%
6,000,000	p	Calyon	2.970	01/02/19	6,000
30,000,000	q	Citigroup	2.960	01/02/19	30,000
23,000,000	r	HSBC	2.950	01/02/19	23,000
22,000,000	s	JP Morgan	3.000	01/02/19	22,000
2,000,000	t	JP Morgan	2.950	01/02/19	2,000
51,000,000	u	Merrill Lynch	3.000	01/02/19	51,000
23,000,000	v	NatWest Markets	2.950	01/02/19	23,000
18,000,000	w	Nomura	3.000	01/02/19	18,000
		TOTAL REPURCHASE AGREEMENT			175,000

VARIABLE RATE SECURITIES - 0.0%
2,000,000	i	DNB Nor Bank ASA	2.570	03/14/19	2,000
1,740,123	i	SLM Student Loan Trust	2.530	01/25/19	1,740
		TOTAL VARIABLE RATE SECURITIES			3,740

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			257,773

		TOTAL SHORT-TERM INVESTMENTS			525,806
		(Cost $525,793)

		TOTAL INVESTMENTS - 101.5%			18,484,902
		(Cost $19,087,872)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%			(271,039)
		NET ASSETS - 100.0%			$18,213,863

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
OTC	Over The Counter
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
†	Security is categorized as Level 3 in the fair value hierarchy.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $257,172,550.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/18, the aggregate value of these securities was $170,655,994 or 0.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
249

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

p	Agreement with Calyon, 2.97% dated 12/31/18 to be repurchased at $6,000,000 on 01/02/19, collateralized by U.S. Government Agency Securities valued at $6,120,000.
q	Agreement with Citigroup, 2.96% dated 12/31/18 to be repurchased at $30,000,000 on 01/02/19, collateralized by U.S. Government Agency Securities valued at $30,609,000.
r	Agreement with HSBC, 2.95% dated 12/31/18 to be repurchased at $23,000,000 on 01/02/19, collateralized by U.S. Government Agency Securities valued at $23,460,000.
s	Agreement with JP Morgan, 3.00% dated 12/31/18 to be repurchased at $22,000,000 on 01/02/19, collateralized by U.S. Government Agency Securities valued at $22,440,000.
t	Agreement with JP Morgan, 2.95% dated 12/31/18 to be repurchased at $2,000,000 on 01/02/19, collateralized by U.S. Government Agency Securities valued at $2,040,000.
u	Agreement with Merrill Lynch, 3.00% dated 12/31/18 to be repurchased at $51,000,000 on 01/02/19, collateralized by U.S. Government Agency Securities valued at $52,020,000.
v	Agreement with NatWest Markets, 2.95% dated 12/31/18 to be repurchased at $23,000,000 on 01/02/19, collateralized by U.S. Government Agency Securities valued at $23,460,000.
w	Agreement with Nomura, 3.00% dated 12/31/18 to be repurchased at $18,000,000 on 01/02/19, collateralized by U.S. Government Agency Securities valued at $18,360,000.

Cost amounts are in thousands.

Futures contracts outstanding as of December 31, 2018 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	740	03/15/19	$65,565	$63,492	$(2,073)
S&P 500 E Mini Index	910	03/15/19	120,275	113,987	(6,288)
Total	1,650		$185,840	$177,479	$(8,361)
250

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR

December 31, 2018

	VALUE	% OF
SECTOR	(000)	ASSETS
INFORMATION TECHNOLOGY	$3,021,177	16.6%
FINANCIALS	2,663,016	14.6
CONSUMER DISCRETIONARY	2,401,973	13.2
HEALTH CARE	2,387,862	13.1
INDUSTRIALS	1,994,720	11.0
COMMUNICATION SERVICES	1,417,621	7.8
CONSUMER STAPLES	1,406,655	7.7
ENERGY	1,111,805	6.1
MATERIALS	962,303	5.3
REAL ESTATE	312,881	1.7
UTILITIES	279,083	1.5
SHORT-TERM INVESTMENTS	525,806	2.9
OTHER ASSETS & LIABILITES, NET	(271,039)	(1.5)
NET ASSETS	$18,213,863	100.0%
251

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND

GROWTH ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2018

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.3%
464,117		Delphi Automotive plc	$28,575
62,581	*,e	Garrett Motion, Inc	772
12,260		Gentex Corp	248
243		Lear Corp	30
93,753	*	Tesla, Inc	31,201
2,148		Thor Industries, Inc	112
1,097	*	Visteon Corp	66
		TOTAL AUTOMOBILES & COMPONENTS	61,004

BANKS - 0.4%
138		BOK Financial Corp	10
994,700		Citizens Financial Group, Inc	29,572
448,168		Comerica, Inc	30,785
674		East West Bancorp, Inc	29
1,393		Pinnacle Financial Partners, Inc	64
1,853		Signature Bank	191
62,067	*	SVB Financial Group	11,788
2,929		Synovus Financial Corp	94
1,370	*	Texas Capital Bancshares, Inc	70
537,766		Wells Fargo & Co	24,780
99,752	*	Western Alliance Bancorp	3,939
		TOTAL BANKS	101,322

CAPITAL GOODS - 7.8%
78,104		3M Co	14,882
8,554		A.O. Smith Corp	365
44		Air Lease Corp	1
1,085,984		Airbus SE	103,537
4,765		Allegion plc	380
1,077,861		Allison Transmission Holdings, Inc	47,329
174,985		Ametek, Inc	11,846
2,536		Armstrong World Industries, Inc	148
1,081,773		Boeing Co	348,872
5,998		BWX Technologies, Inc	229
557,237		Caterpillar, Inc	70,808
1,568,828		CNH Industrial NV (NYSE)	14,449
19,347		Cummins, Inc	2,586
62,604		Curtiss-Wright Corp	6,393
19,549		Deere & Co	2,916
7,419		Donaldson Co, Inc	322
245,233		Emerson Electric Co	14,653
17,353		Fastenal Co	907
773,282		Fortive Corp	52,320
3,601		Fortune Brands Home & Security, Inc	137
252

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
172,918	*	Gardner Denver Holdings, Inc	$3,536
7,051		General Dynamics Corp	1,109
10,017		Graco, Inc	419
25,962		Harris Corp	3,496
761,028	*	HD Supply Holdings, Inc	28,554
2,332		HEICO Corp	181
4,570		HEICO Corp (Class A)	288
1,269		Hexcel Corp	73
1,260,203		Honeywell International, Inc	166,498
59,348		Hubbell, Inc	5,896
49,297		Huntington Ingalls	9,382
74,249		IDEX Corp	9,375
19,985		Illinois Tool Works, Inc	2,532
514,405		Ingersoll-Rand plc	46,929
2,214		Lennox International, Inc	485
4,060		Lincoln Electric Holdings, Inc	320
279,930		Lockheed Martin Corp	73,297
13,910		Masco Corp	407
319,200	*,e	Middleby Corp	32,791
1,149		MSC Industrial Direct Co (Class A)	88
3,379		Nordson Corp	403
689,411		Northrop Grumman Corp	168,837
623,021		Parker-Hannifin Corp	92,917
3,272	*	Quanta Services, Inc	99
266,661		Raytheon Co	40,892
150,369	*	Resideo Technologies, Inc	3,090
84,065		Rockwell Automation, Inc	12,650
469,565		Roper Industries, Inc	125,148
28,292	*	Sensata Technologies Holding plc	1,269
6,428		Spirit Aerosystems Holdings, Inc (Class A)	463
833,857		Textron, Inc	38,349
6,236		Toro Co	348
155,874	*	TransDigm Group, Inc	53,007
372,427	*	United Rentals, Inc	38,185
231,689	*	Univar, Inc	4,110
519,367		W.W. Grainger, Inc	146,649
3,170	*	WABCO Holdings, Inc	340
1,712	e	Wabtec Corp	120
37,230		Watsco, Inc	5,180
5,905	*	Welbilt, Inc	66
6,047		Xylem, Inc	403
		TOTAL CAPITAL GOODS	1,811,261

COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
488,888	*	Cimpress NV	50,561
5,272		Cintas Corp	886
12,238	*	Copart, Inc	585
73,138	*	CoStar Group, Inc	24,672
876		Dun & Bradstreet Corp	125
1,963		Equifax, Inc	183
2,150,000		Experian Group Ltd	52,120
831,645	*	IHS Markit Ltd	39,894
402,833		KAR Auction Services, Inc	19,223
1,509,600		Nielsen NV	35,219
253

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
153,874		Republic Services, Inc	$11,093
7,164		Robert Half International, Inc	410
8,506		Rollins, Inc	307
351,908		TransUnion	19,988
9,685	*	Verisk Analytics, Inc	1,056
1,000,000		Waste Connections, Inc	74,250
233,341		Waste Management, Inc	20,765
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	351,337

CONSUMER DURABLES & APPAREL - 2.2%
446,184		BRP, Inc (Toronto)	11,550
501		Brunswick Corp	23
2,994		Carter’s, Inc	244
115,131		Columbia Sportswear Co	9,681
279,300	*	Deckers Outdoor Corp	35,737
484,920		DR Horton, Inc	16,807
21,732		Hanesbrands, Inc	272
5,508		Hasbro, Inc	448
499		Lennar Corp (B Shares)	16
9,999		Lennar Corp (Class A)	392
249,267	*	Lululemon Athletica, Inc	30,313
4,598	*,e	Mattel, Inc	46
807,888	*	Michael Kors Holdings Ltd	30,635
2,102,518		Nike, Inc (Class B)	155,881
14,592	*	NVR, Inc	35,561
102,629		Polaris Industries, Inc	7,870
4,978,600		Prada S.p.A	16,427
812,523		Pulte Homes, Inc	21,118
2,723	*	Skechers U.S.A., Inc (Class A)	62
919,701		Sony Corp	44,338
2,374,144		Tapestry, Inc	80,127
364,379	*	Tempur Sealy International, Inc	15,085
3,345		Toll Brothers, Inc	110
8,856	*	Under Armour, Inc	143
8,037	*,e	Under Armour, Inc (Class A)	142
15,049		VF Corp	1,074
		TOTAL CONSUMER DURABLES & APPAREL	514,102

CONSUMER SERVICES - 1.4%
2,860	*	Bright Horizons Family Solutions	319
150,950	*	Chipotle Mexican Grill, Inc (Class A)	65,179
2,304		Choice Hotels International, Inc	165
3,777		Darden Restaurants, Inc	377
2,514		Domino’s Pizza, Inc	623
4,964		Dunkin Brands Group, Inc	318
182,226		Extended Stay America, Inc	2,824
95,189	*	frontdoor, Inc	2,533
2,829	*	Grand Canyon Education, Inc	272
199,498		H&R Block, Inc	5,061
5,597	*	Hilton Grand Vacations, Inc	148
220,563		Hilton Worldwide Holdings, Inc	15,836
329		International Game Technology plc	5
229,379		Las Vegas Sands Corp	11,939
254

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
1,164,848		Marriott International, Inc (Class A)	$126,456
104,363		McDonald’s Corp	18,532
3,090		MGM Resorts International	75
400,000		Restaurant Brands International, Inc	20,920
184,038		Service Corp International	7,409
193,165	*	ServiceMaster Global Holdings, Inc	7,097
4,737		Six Flags Entertainment Corp	264
144,411		Starbucks Corp	9,300
2,427		Vail Resorts, Inc	512
11,290		Wendy’s	176
6,217		Wyndham Hotels & Resorts, Inc	282
6,337		Wyndham Worldwide Corp	227
6,244		Wynn Resorts Ltd	618
296,835		Yum China Holdings, Inc	9,953
274,819		Yum! Brands, Inc	25,261
		TOTAL CONSUMER SERVICES	332,681

DIVERSIFIED FINANCIALS - 2.9%
310,829		American Express Co	29,628
199,267		Ameriprise Financial, Inc	20,797
92,967		Capital One Financial Corp	7,027
6,285		CBOE Holdings, Inc	615
560,820		Charles Schwab Corp	23,291
29,305		CME Group, Inc	5,513
125,927	*	Credit Acceptance Corp	48,074
139,192		Discover Financial Services	8,210
772,472		E*TRADE Financial Corp	33,896
7,434		Eaton Vance Corp	262
66,518		Evercore Partners, Inc (Class A)	4,760
2,263		Factset Research Systems, Inc	453
4,318		Interactive Brokers Group, Inc (Class A)	236
1,968,794		IntercontinentalExchange Group, Inc	148,309
1,209,500	e	iShares Russell 1000 Growth Index Fund	158,336
19,298		Lazard Ltd (Class A)	712
299,177		LPL Financial Holdings, Inc	18,274
2,223		MarketAxess Holdings, Inc	470
10,069		Moody’s Corp	1,410
988		Morningstar, Inc	108
5,257		MSCI, Inc (Class A)	775
86,699		Northern Trust Corp	7,247
323	*	OneMain Holdings, Inc	8
2,531		Raymond James Financial, Inc	188
451,374		S&P Global, Inc	76,706
888		Santander Consumer USA Holdings, Inc	16
7,925		SEI Investments Co	366
113,160		State Street Corp	7,137
1,140,031		Synchrony Financial	26,745
13,268		T Rowe Price Group, Inc	1,225
329,521		TD Ameritrade Holding Corp	16,133
1,768		Virtu Financial, Inc	46
762,126		Voya Financial, Inc	30,592
		TOTAL DIVERSIFIED FINANCIALS	677,565

255

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
ENERGY - 0.6%
10,220		Anadarko Petroleum Corp	$448
6,826	*	Antero Resources Corp	64
1,327		Apache Corp	35
19,909		Cabot Oil & Gas Corp	445
9,700	*	Cheniere Energy, Inc	574
693		Cimarex Energy Co	43
220,014	*	Concho Resources, Inc	22,615
188,636	*	Continental Resources, Inc	7,581
1,576		Diamondback Energy, Inc	146
760,057		EOG Resources, Inc	66,285
52,761		Halliburton Co	1,402
2,731	*	Kosmos Energy Ltd	11
4,329	*	Newfield Exploration Co	64
10,238		Oneok, Inc	552
2,425,693	*	Parsley Energy, Inc	38,763
5,641		Pioneer Natural Resources Co	742
1,340	e	RPC, Inc	13
		TOTAL ENERGY	139,783

FOOD & STAPLES RETAILING - 1.3%
820,035		Costco Wholesale Corp	167,050
129,188	*	Sprouts Farmers Market, Inc	3,037
232,105		Sysco Corp	14,544
757	*	US Foods Holding Corp	24
1,131,941		Walmart, Inc	105,440
		TOTAL FOOD & STAPLES RETAILING	290,095

FOOD, BEVERAGE & TOBACCO - 1.8%
718,852		Altria Group, Inc	35,504
3,009		Brown-Forman Corp	143
17,068		Brown-Forman Corp (Class B)	812
7,210		Campbell Soup Co	238
580,039		Coca-Cola Co	27,465
654,100		Constellation Brands, Inc (Class A)	105,193
4,000,000		Davide Campari-Milano S.p.A	33,874
600,000		Fevertree Drinks plc	16,824
170,321		General Mills, Inc	6,632
30,393		Hershey Co	3,257
95,163		Kellogg Co	5,425
429,282		Keurig Dr Pepper, Inc	11,007
53,576		McCormick & Co, Inc	7,460
2,235,470	*	Monster Beverage Corp	110,030
473,357		PepsiCo, Inc	52,296
84,188	*	Post Holdings, Inc	7,504
		TOTAL FOOD, BEVERAGE & TOBACCO	423,664

HEALTH CARE EQUIPMENT & SERVICES - 7.0%
1,435,542		Abbott Laboratories	103,833
51,877	*	Abiomed, Inc	16,862
87,388	*	Align Technology, Inc	18,302
94,767		AmerisourceBergen Corp	7,051
190,500		Anthem, Inc	50,031
256

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
46,126	*	athenahealth, Inc	$6,085
971,582		Baxter International, Inc	63,950
1,458		Becton Dickinson & Co	329
456,748	*	Boston Scientific Corp	16,141
1,956		Cantel Medical Corp	146
185,935	*	Centene Corp	21,438
782,920	*	Cerner Corp	41,056
21,719		Chemed Corp	6,153
446,458		Cigna Corp	84,791
464		Cooper Cos, Inc	118
613,479		CVS Health Corp	40,195
128,743	*	DaVita, Inc	6,625
86,797	*	DexCom, Inc	10,398
1,102,345	*	Edwards Lifesciences Corp	168,846
478,583		Encompass Health Corp	29,529
136,093	*,e	Guardant Health, Inc	5,116
400,862		HCA Holdings, Inc	49,887
1,282	*	Henry Schein, Inc	101
2,735		Hill-Rom Holdings, Inc	242
212,756		Humana, Inc	60,950
72,720	*	ICU Medical, Inc	16,699
53,985	*	IDEXX Laboratories, Inc	10,042
3,775	*	Insulet Corp	299
52,479	*	Integra LifeSciences Holdings Corp	2,367
584,483	*	Intuitive Surgical, Inc	279,920
38,093	*	Laboratory Corp of America Holdings	4,813
55,152	*	Masimo Corp	5,922
43,664		McKesson Corp	4,824
188,314	*	Molina Healthcare, Inc	21,886
1,738	*	Penumbra, Inc	212
791,493	*	Premier, Inc	29,562
8,490		Resmed, Inc	967
839,358		Stryker Corp	131,569
588		Teleflex, Inc	152
950,204		UnitedHealth Group, Inc	236,715
5,522	*	Varian Medical Systems, Inc	626
303,552	*	Veeva Systems, Inc	27,113
212,706	*	WellCare Health Plans, Inc	50,218
1,040		West Pharmaceutical Services, Inc	102
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,632,183

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
12,518		Church & Dwight Co, Inc	823
6,746		Clorox Co	1,040
9,582		Colgate-Palmolive Co	570
38,041		Energizer Holdings, Inc	1,718
452,916		Estee Lauder Cos (Class A)	58,924
366,407	*	Herbalife Ltd	21,600
18,316		Kimberly-Clark Corp	2,087
46,751		Nu Skin Enterprises, Inc (Class A)	2,867
986,562		Procter & Gamble Co	90,685
312		Spectrum Brands Holdings, Inc	13
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	180,327
257

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
INSURANCE - 0.6%
74		Alleghany Corp	$46
7,743		American International Group, Inc	305
14,525		Aon plc	2,111
3,450	*	Arch Capital Group Ltd	92
528		Axis Capital Holdings Ltd	27
143,319	*	Berkshire Hathaway, Inc (Class B)	29,263
780		Brown & Brown, Inc	22
1,079		Erie Indemnity Co (Class A)	144
967		Everest Re Group Ltd	211
117	*	Markel Corp	122
14,321		Marsh & McLennan Cos, Inc	1,142
1,559,596		Progressive Corp	94,090
14		RenaissanceRe Holdings Ltd	2
3,115		Travelers Cos, Inc	373
		TOTAL INSURANCE	127,950

MATERIALS - 1.9%
5,218		Avery Dennison Corp	469
4,797	*	Axalta Coating Systems Ltd	112
623,087	*	Berry Plastics Group, Inc	29,615
5,654		Celanese Corp (Series A)	509
409,317		Chemours Co	11,551
7,644	*	Crown Holdings, Inc	318
2,079		Eagle Materials, Inc	127
6,960		Ecolab, Inc	1,025
3,298		FMC Corp	244
3,673		Graphic Packaging Holding Co	39
1,010,300		Huntsman Corp	19,489
157,182		International Flavors & Fragrances, Inc	21,105
2,789		International Paper Co	113
988,334		Linde plc	154,220
499,914		LyondellBasell Industries AF S.C.A	41,573
3,480		Martin Marietta Materials, Inc	598
425		NewMarket Corp	175
136,670		Packaging Corp of America	11,406
7,173	*	Platform Specialty Products Corp	74
1,287		PPG Industries, Inc	132
1,369		Royal Gold, Inc	117
1,285		RPM International, Inc	75
998		Scotts Miracle-Gro Co (Class A)	61
5,217		Sealed Air Corp	182
305,435		Sherwin-Williams Co	120,176
1,234		Silgan Holdings, Inc	29
5,381		Southern Copper Corp (NY)	166
184,111		Steel Dynamics, Inc	5,531
24,662		Vulcan Materials Co	2,437
65,502		Westlake Chemical Corp	4,334
230,552		WR Grace and Co	14,965
		TOTAL MATERIALS	440,967

MEDIA & ENTERTAINMENT - 13.1%
1,834,337		Activision Blizzard, Inc	85,425
258

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
498,740	*	Alphabet, Inc (Class A)	$521,163
888,339	*	Alphabet, Inc (Class C)	919,973
349,681	*,e	AMC Networks, Inc	19,191
179,919	*	Baidu, Inc (ADR)	28,535
2,884		Cable One, Inc	2,365
250,833		CBS Corp (Class B)	10,966
7,447	*	Charter Communications, Inc	2,122
1,153,754		Comcast Corp (Class A)	39,285
417,923	*	Electronic Arts, Inc	32,978
4,926,519	*	Facebook, Inc	645,817
1,412,893	*	IAC/InterActiveCorp	258,616
1,514		Interpublic Group of Cos, Inc	31
214	e	Lions Gate Entertainment Corp (Class A)	3
418	e	Lions Gate Entertainment Corp (Class B)	6
8,344	*	Live Nation, Inc	411
27	*	Madison Square Garden Co	7
873,814	e	Match Group, Inc	37,373
499,450	*	NetFlix, Inc	133,683
125,013		Omnicom Group, Inc	9,156
701,148	e	Sirius XM Holdings, Inc	4,004
4,057	*	Take-Two Interactive Software, Inc	418
1,220,113		Tencent Holdings Ltd	48,903
5,952	*	TripAdvisor, Inc	321
3,552,784	*	Twitter, Inc	102,107
1,304,914		Walt Disney Co	143,084
2,192	*	Zillow Group, Inc	69
5,781	*,e	Zillow Group, Inc (Class C)	183
		TOTAL MEDIA & ENTERTAINMENT	3,046,195

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
1,297,167		AbbVie, Inc	119,586
3,104	*,e	Agios Pharmaceuticals, Inc	143
441,833	*	Alexion Pharmaceuticals, Inc	43,017
9,059	*	Alkermes plc	267
175,448		Allergan plc	23,450
4,731	*	Alnylam Pharmaceuticals, Inc	345
214,236		Amgen, Inc	41,705
199,426	*	Biogen Idec, Inc	60,011
580,335	*	BioMarin Pharmaceutical, Inc	49,416
2,244		Bio-Techne Corp	325
2,264	*	Bluebird Bio, Inc	225
52,608		Bristol-Myers Squibb Co	2,735
167,306		Bruker BioSciences Corp	4,981
138,765	*	Catalent, Inc	4,327
539,079	*	Celgene Corp	34,550
72,547	*	Charles River Laboratories International, Inc	8,211
2,051	*,e	Elanco Animal Health, Inc	65
981,675		Eli Lilly & Co	113,599
7,269	*	Exact Sciences Corp	459
17,455	*	Exelixis, Inc	343
2,753,893		Gilead Sciences, Inc	172,256
677,923	*	Illumina, Inc	203,329
10,594	*	Incyte Corp	674
7,756	*	Ionis Pharmaceuticals, Inc	419
259

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
121,300	*	IQVIA Holdings, Inc	$14,091
567,153	*	Jazz Pharmaceuticals plc	70,304
788,099		Johnson & Johnson	101,704
372,972		Lonza Group AG.	96,956
1,482	*	Mettler-Toledo International, Inc	838
9,427	*	Nektar Therapeutics	310
5,408	*	Neurocrine Biosciences, Inc	386
62,727	*	PRA Health Sciences, Inc	5,768
4,814	*	Regeneron Pharmaceuticals, Inc	1,798
2,618	*	Sage Therapeutics, Inc	251
66,658	*	Sarepta Therapeutics, Inc	7,274
1,292,804		Schering-Plough Corp	98,783
6,662	*	Seattle Genetics, Inc	377
1,862	*,e	TESARO, Inc	138
782,206	*	Teva Pharmaceutical Industries Ltd (ADR)	12,062
67,023		Thermo Fisher Scientific, Inc	14,999
157,714	*	Vertex Pharmaceuticals, Inc	26,135
4,214	*	Waters Corp	795
2,933,175		Zoetis, Inc	250,904
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,588,311

REAL ESTATE - 0.5%
570		Alexandria Real Estate Equities, Inc	66
48,082		American Tower Corp	7,606
473,666	*	CBRE Group, Inc	18,966
1,567		Colony Capital, Inc	7
2,203		Coresite Realty	192
18,874		Crown Castle International Corp	2,050
44,645		Equinix, Inc	15,740
106,122		Equity Lifestyle Properties, Inc	10,308
6,390		Extra Space Storage, Inc	578
76,599		Gaming and Leisure Properties, Inc	2,475
971	*	Howard Hughes Corp	95
1,438		Hudson Pacific Properties	42
4,625		Lamar Advertising Co	320
153		Life Storage, Inc	14
850,649		MGM Growth Properties LLC	22,466
969		Omega Healthcare Investors, Inc	34
8,968		Public Storage, Inc	1,815
24,767	*	SBA Communications Corp	4,009
197,669		Simon Property Group, Inc	33,206
3,884		Taubman Centers, Inc	177
		TOTAL REAL ESTATE	120,166

RETAILING - 12.4%
190,844		Advance Auto Parts, Inc	30,050
502,699	*	Alibaba Group Holding Ltd (ADR)	68,905
848,631	*	Amazon.com, Inc	1,274,618
600,000	*,e	ASOS plc	17,418
4,545	*	AutoZone, Inc	3,810
486,829		Best Buy Co, Inc	25,782
43,773	*	Booking Holdings, Inc	75,395
132,427	*	Burlington Stores, Inc	21,542
260

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
915,679	*	CarMax, Inc	$57,441
910,000	*	Ctrip.com International Ltd (ADR)	24,625
567,764		Dollar General Corp	61,364
2,550	*	Dollar Tree, Inc	230
2,180,261	*	eBay, Inc	61,200
1,919,807		Expedia, Inc	216,266
700,000	*	Farfetch Ltd	12,397
1,803	*,e	Floor & Decor Holdings, Inc	47
195,360		Gap, Inc	5,032
4,595,466	*	Groupon, Inc	14,705
1,116,032	*	GrubHub, Inc	85,722
1,719,048		Home Depot, Inc	295,367
121,795		Kering	57,057
952,973		Kohl’s Corp	63,220
1,705		L Brands, Inc	44
4,077	*	LKQ Corp	97
135,205		Lowe’s Companies, Inc	12,488
1,018	*	Michaels Cos, Inc	14
611,687		Nordstrom, Inc	28,511
82,673	*	O’Reilly Automotive, Inc	28,467
2,387		Pool Corp	355
3,835,021	*	Qurate Retail Group, Inc QVC Group	74,860
116,099		Ross Stores, Inc	9,659
392,784		Tiffany & Co	31,623
1,773,836		TJX Companies, Inc	79,361
342,697		Tractor Supply Co	28,595
272,651	*	Ulta Beauty, Inc	66,756
748,631	*	Urban Outfitters, Inc	24,855
110,886	*,e	Wayfair, Inc	9,989
196,705	e	Williams-Sonoma, Inc	9,924
		TOTAL RETAILING	2,877,791

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
1,894,370	*	Advanced Micro Devices, Inc	34,970
3,440		Analog Devices, Inc	295
1,400,269		Applied Materials, Inc	45,845
561,283		Broadcom, Inc	142,723
752,167	*	Cree, Inc	32,174
474,212		Cypress Semiconductor Corp	6,032
586,654		Intel Corp	27,532
265,730		Kla-Tencor Corp	23,780
209,672		Lam Research Corp	28,551
10,670		Marvell Technology Group Ltd	173
296,009		Maxim Integrated Products, Inc	15,052
47,894		Microchip Technology, Inc	3,444
376,197	*	Micron Technology, Inc	11,937
3,156		MKS Instruments, Inc	204
2,461		Monolithic Power Systems, Inc	286
1,227,642		NVIDIA Corp	163,890
1,190		NXP Semiconductors NV	87
25,191	*	ON Semiconductor Corp	416
7,638		Skyworks Solutions, Inc	512
86,123		Teradyne, Inc	2,703
446,443		Texas Instruments, Inc	42,189
261

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
2,484	e	Universal Display Corp	$232
6,526		Versum Materials, Inc	181
1,104,169		Xilinx, Inc	94,042
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	677,250

SOFTWARE & SERVICES - 25.4%
3,074	*	2U, Inc	153
597,219		Accenture plc	84,214
1,617,072	*	Adobe, Inc	365,846
1,492,028	*	Akamai Technologies, Inc	91,133
45,072		Alliance Data Systems Corp	6,764
116,831	*	Ansys, Inc	16,700
110,222	*	Aspen Technology, Inc	9,058
5,793	*	Atlassian Corp plc	515
11,132	*	Autodesk, Inc	1,432
1,511,780		Automatic Data Processing, Inc	198,225
66,635	*	Black Knight, Inc	3,003
232,491		Booz Allen Hamilton Holding Co	10,478
292,791		Broadridge Financial Solutions, Inc	28,181
16,859	*	Cadence Design Systems, Inc	733
7,841		CDK Global, Inc	375
2,056	*,e	Ceridian HCM Holding, Inc	71
343,367		Citrix Systems, Inc	35,181
516,317		Cognizant Technology Solutions Corp (Class A)	32,776
4,438	*	DocuSign, Inc	178
952,247		DXC Technology Co	50,631
394	*	Elastic NV	28
3,055	*	EPAM Systems, Inc	354
1,592	*	Euronet Worldwide, Inc	163
1,736	*	Fair Isaac Corp	325
1,610		Fidelity National Information Services, Inc	165
7,111	*	FireEye, Inc	115
3,096	*	First American Corp	103
445,608	*	First Data Corp	7,535
24,075	*	Fiserv, Inc	1,769
5,300	*	FleetCor Technologies, Inc	984
358,122	*	Fortinet, Inc	25,223
288,415	*	Gartner, Inc	36,871
3,623		Genpact Ltd	98
9,594		Global Payments, Inc	989
824,645	*	GoDaddy, Inc	54,113
4,895	*	Guidewire Software, Inc	393
279,848		International Business Machines Corp	31,810
2,647,422		Intuit, Inc	521,145
4,652		Jack Henry & Associates, Inc	589
216,938		LogMeIn, Inc	17,696
4,215	*	Manhattan Associates, Inc	179
2,601,829		MasterCard, Inc (Class A)	490,835
15,319,789		Microsoft Corp	1,556,031
153,452	*	Nutanix, Inc	6,382
53,330	*	Okta, Inc	3,402
14,942		Oracle Corp	675
19,392		Paychex, Inc	1,263
262

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
2,996	*	Paycom Software, Inc	$367
5,302,461	*	PayPal Holdings, Inc	445,884
1,860		Pegasystems, Inc	89
171	*	Pluralsight, Inc	4
106,733	*	Proofpoint, Inc	8,945
321,950	*	PTC, Inc	26,690
5,098	*	RealPage, Inc	246
138,295	*	Red Hat, Inc	24,290
105,410	*	RingCentral, Inc	8,690
797,342		Sabre Corp	17,255
4,225,714	*	salesforce.com, Inc	578,796
922,069	*	ServiceNow, Inc	164,174
146,300	*	Shopify, Inc (Class A)	20,255
1,236	*,e	SolarWinds Corp	17
117,748	*	Splunk, Inc	12,346
153,357	*	Square, Inc	8,602
11,609		SS&C Technologies Holdings, Inc	524
2,129	e	Switch, Inc	15
243,236	*	Synopsys, Inc	20,490
4,310	*	Tableau Software, Inc	517
5,350	*	Teradata Corp	205
695,679		Total System Services, Inc	56,552
4,506	*	Twilio, Inc	402
2,476	*	Tyler Technologies, Inc	460
1,838	*	Ultimate Software Group, Inc	450
229,156	*	VeriSign, Inc	33,982
5,030,310		Visa, Inc (Class A)	663,699
399,391		VMware, Inc (Class A)	54,769
8,601		Western Union Co	147
85,990	*	WEX, Inc	12,044
8,770	*	Workday, Inc	1,400
176,669	*	Worldpay, Inc	13,503
53,347	*	Zendesk, Inc	3,114
768,085	*,e	Zscaler, Inc	30,117
		TOTAL SOFTWARE & SERVICES	5,903,922

TECHNOLOGY HARDWARE & EQUIPMENT - 6.1%
17,823		Amphenol Corp (Class A)	1,444
5,479,287		Apple, Inc	864,303
266,230	*	Arista Networks, Inc	56,095
453,297		CDW Corp	36,740
2,962,686		Cisco Systems, Inc	128,373
9,985		Cognex Corp	386
1,158	*	Coherent, Inc	122
350,900		Corning, Inc	10,601
50,661	*	Dell Technologies, Inc	2,476
207,086	*	F5 Networks, Inc	33,554
721		Flir Systems, Inc	31
2,183	*	IPG Photonics Corp	247
1,366		Littelfuse, Inc	234
1,241,195		Motorola, Inc	142,787
5,893		National Instruments Corp	268
6,698	*	NCR Corp	155
888,926		NetApp, Inc	53,042
263

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY			VALUE (000)
7,073,269		Nokia Corp			$41,167
67,895	*	Palo Alto Networks, Inc			12,788
9,770	*	Pure Storage, Inc			157
896	e	Ubiquiti Networks, Inc			89
199,065	*	Zebra Technologies Corp (Class A)			31,697
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,416,756

TELECOMMUNICATION SERVICES - 0.5%
1,287,000		Softbank Corp			84,297
327,491	*	T-Mobile US, Inc			20,832
12,148	*	Zayo Group Holdings, Inc			278
		TOTAL TELECOMMUNICATION SERVICES			105,407

TRANSPORTATION - 1.4%
500,000		American Airlines Group, Inc			16,055
8,245		CH Robinson Worldwide, Inc			693
735,175		CSX Corp			45,676
190,543		Delta Air Lines, Inc			9,508
10,387		Expeditors International of Washington, Inc			707
317,172		FedEx Corp			51,169
602	*	Genesee & Wyoming, Inc (Class A)			45
5,256		JB Hunt Transport Services, Inc			489
2,525		Landstar System, Inc			242
3,983		Old Dominion Freight Line			492
464		Schneider National, Inc			9
22,201		Southwest Airlines Co			1,032
586,654	*	Spirit Airlines, Inc			33,979
1,058,398		Union Pacific Corp			146,302
217,435		United Parcel Service, Inc (Class B)			21,207
7,593	*	XPO Logistics, Inc			433
		TOTAL TRANSPORTATION			328,038

		TOTAL COMMON STOCKS			23,148,077
		(Cost $20,105,154)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.6%

TREASURY DEBT - 0.2%
$65,240,000		United States Treasury Bill
		TOTAL TREASURY DEBT	2.286%	01/08/19	65,216
					65,216

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
85,482,277	c	State Street Navigator Securities Lending Government Money Market Portfolio			85,482
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			85,482

		TOTAL SHORT-TERM INVESTMENTS			150,698
		(Cost $150,693)
264

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

VALUE (000)
TOTAL INVESTMENTS - 100.3%	$23,298,775
(Cost $20,255,847)
OTHER ASSETS & LIABILITIES, NET - (0.3)%	(71,561)
NET ASSETS - 100.0%	$23,227,214

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $84,093,806.

Cost amounts are in thousands.
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND

EQUITY INDEX ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2018

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 0.8%
60,563	e	Adient plc	$912
60,325	*	American Axle & Manufacturing Holdings, Inc	670
144,549		BorgWarner, Inc	5,022
37,696		Cooper Tire & Rubber Co	1,219
12,534	*	Cooper-Standard Holding, Inc	779
76,541		Dana Holding Corp	1,043
174,198		Delphi Automotive plc	10,725
19,677	*	Dorman Products, Inc	1,771
2,585,495		Ford Motor Co	19,779
25,297	*	Fox Factory Holding Corp	1,489
50,131	*,e	Garrett Motion, Inc	619
874,069		General Motors Co	29,238
173,624		Gentex Corp	3,509
26,543	*	Gentherm, Inc	1,061
137,668		Goodyear Tire & Rubber Co	2,810
115,779		Harley-Davidson, Inc	3,950
17,506		LCI Industries, Inc	1,169
42,706		Lear Corp	5,247
36,302	*	Modine Manufacturing Co	392
13,147	*,e	Motorcar Parts of America, Inc	219
5,808	*	Shiloh Industries, Inc	34
24,709		Spartan Motors, Inc	179
15,087		Standard Motor Products, Inc	731
20,247	*	Stoneridge, Inc	499
17,815		Superior Industries International, Inc	86
28,062		Tenneco, Inc	769
90,379	*	Tesla, Inc	30,078
35,644		Thor Industries, Inc	1,853
15,398		Tower International, Inc	366
22,699	*	Visteon Corp	1,368
22,457		Winnebago Industries, Inc	544
		TOTAL AUTOMOBILES & COMPONENTS	128,130

BANKS - 6.0%
12,408		1st Source Corp	501
10,115		Access National Corp	216
4,570		ACNB Corp	179
7,958	*	Allegiance Bancshares, Inc	258
5,882		American National Bankshares, Inc	172
26,136		Ameris Bancorp	828
7,069		Ames National Corp	180
8,183		Arrow Financial Corp	262
125,355		Associated Banc-Corp	2,481
14,762	*	Atlantic Capital Bancshares, Inc	242
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
43,167	*	Axos Financial, Inc	$1,087
31,112		Banc of California, Inc	414
11,574		Bancfirst Corp	578
62,103		BancorpSouth Bank	1,623
6,084,631		Bank of America Corp	149,925
11,787		Bank of Commerce Holdings	129
23,380		Bank of Hawaii Corp	1,574
7,728		Bank of Marin Bancorp	319
36,956		Bank of NT Butterfield & Son Ltd	1,159
82,422		Bank OZK	1,882
12,265		BankFinancial Corp	183
74,384		BankUnited	2,227
3,897		Bankwell Financial Group, Inc	112
23,725		Banner Corp	1,269
11,016		Bar Harbor Bankshares	247
6,936	*	Baycom Corp	160
520,077		BB&T Corp	22,530
7,059		BCB Bancorp, Inc	74
51,465		Beneficial Bancorp, Inc	735
22,749		Berkshire Hills Bancorp, Inc	614
17,706		Blue Hills Bancorp, Inc	378
22,508		BOK Financial Corp	1,651
59,217		Boston Private Financial Holdings, Inc	626
13,328		Bridge Bancorp, Inc	340
54,590		Brookline Bancorp, Inc	754
12,987		Bryn Mawr Bank Corp	447
6,346	*	BSB Bancorp, Inc	178
6,436		Business First Bancshares, Inc	156
5,576	*	Byline Bancorp, Inc	93
2,353		C&F Financial Corp	125
31,825		Cadence BanCorp	534
2,502		Cambridge Bancorp	208
11,436		Camden National Corp	411
9,158		Capital City Bank Group, Inc	213
92,364		Capitol Federal Financial	1,179
5,956		Capstar Financial Holdings, Inc	88
10,298		Carolina Financial Corp	305
54,668		Cathay General Bancorp	1,833
12,633		CBTX, Inc	371
50,378		Centerstate Banks of Florida, Inc	1,060
21,511		Central Pacific Financial Corp	524
6,214		Central Valley Community Bancorp	117
2,245		Century Bancorp, Inc	152
48,933		Chemical Financial Corp	1,791
2,189	e	Chemung Financial Corp	90
74,083		CIT Group, Inc	2,835
1,624,924		Citigroup, Inc	84,594
9,568		Citizens & Northern Corp	253
308,096		Citizens Financial Group, Inc	9,160
10,955		City Holding Co	740
7,262		Civista Bancshares, Inc	127
9,772		CNB Financial Corp	224
6,453		Codorus Valley Bancorp, Inc	137
51,998		Columbia Banking System, Inc	1,887
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
33,673	*,e	Columbia Financial, Inc	$515
107,061		Comerica, Inc	7,354
59,019	e	Commerce Bancshares, Inc	3,327
4,712		Commerce Union Bancshares, Inc	109
35,397		Community Bank System, Inc	2,064
15,668	*	Community Bankers Trust Corp	113
2,846		Community Financial Corp	83
11,638		Community Trust Bancorp, Inc	461
21,722		ConnectOne Bancorp, Inc	401
3,700		County Bancorp, Inc	64
38,938		Cullen/Frost Bankers, Inc	3,424
19,196	*	Customers Bancorp, Inc	349
75,634		CVB Financial Corp	1,530
23,810		Dime Community Bancshares	404
22,688	*	Eagle Bancorp, Inc	1,105
93,759		East West Bancorp, Inc	4,081
4,525	*	Entegra Financial Corp	94
6,481		Enterprise Bancorp, Inc	208
16,077		Enterprise Financial Services Corp	605
7,477	*	Equity Bancshares, Inc	264
6,121		ESSA Bancorp, Inc	96
55,323	*	Essent Group Ltd	1,891
3,168		Evans Bancorp, Inc	103
6,654	e	Farmers & Merchants Bancorp, Inc	256
18,150		Farmers National Banc Corp	231
4,563		FB Financial Corp	160
25,303	*	FCB Financial Holdings, Inc	850
6,481		Federal Agricultural Mortgage Corp (Class C)	392
15,456		Fidelity Southern Corp	402
446,241		Fifth Third Bancorp	10,500
10,211		Financial Institutions, Inc	262
20,427		First Bancorp (NC)	667
114,850		First Bancorp (Puerto Rico)	988
6,485		First Bancorp, Inc	171
6,018		First Bancshares, Inc	182
26,747		First Busey Corp	656
6,176		First Business Financial Services, Inc	120
5,135		First Citizens Bancshares, Inc (Class A)	1,936
69,402		First Commonwealth Financial Corp	838
12,139		First Community Bancshares, Inc	382
15,452		First Defiance Financial Corp	379
68,200		First Financial Bancorp	1,618
46,159	e	First Financial Bankshares, Inc	2,663
8,330		First Financial Corp	334
6,257		First Financial Northwest, Inc	97
19,660	*	First Foundation, Inc	253
3,022	e	First Guaranty Bancshares, Inc	70
71,845		First Hawaiian, Inc	1,617
220,520		First Horizon National Corp	2,902
4,089		First Internet Bancorp	84
18,329		First Interstate Bancsystem, Inc	670
29,933		First Merchants Corp	1,026
7,120		First Mid-Illinois Bancshares, Inc	227
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
73,424		First Midwest Bancorp, Inc	$1,455
7,602		First Northwest Bancorp	113
15,462		First of Long Island Corp	308
107,798		First Republic Bank	9,368
15,789	*	Flagstar Bancorp, Inc	417
20,105		Flushing Financial Corp	433
228,101		FNB Corp	2,245
8,854	*	Franklin Financial Network, Inc	233
119,869		Fulton Financial Corp	1,856
14,703		German American Bancorp, Inc	408
55,696		Glacier Bancorp, Inc	2,207
7,809		Great Southern Bancorp, Inc	359
42,914		Great Western Bancorp, Inc	1,341
14,667		Green Bancorp, Inc	251
2,003	e	Greene County Bancorp, Inc	62
16,942		Guaranty Bancorp	352
1,224		Guaranty Bancshares, Inc	36
59,807		Hancock Holding Co	2,072
23,963		Hanmi Financial Corp	472
9,284	*	HarborOne Bancorp, Inc	148
17,800		Heartland Financial USA, Inc	782
25,661		Heritage Commerce Corp	291
22,188		Heritage Financial Corp	659
54,190		Hilltop Holdings, Inc	966
997		Hingham Institution for Savings	197
4,264		Home Bancorp, Inc	151
112,204		Home Bancshares, Inc	1,833
15,022	*	HomeStreet, Inc	319
13,541		HomeTrust Bancshares, Inc	355
93,574		Hope Bancorp, Inc	1,110
23,268		Horizon Bancorp	367
6,001	*	Howard Bancorp, Inc	86
701,072		Huntington Bancshares, Inc	8,357
35,117		IBERIABANK Corp	2,257
6,123	*,e	Impac Mortgage Holdings, Inc	23
19,246		Independent Bank Corp (MA)	1,353
17,558		Independent Bank Corp (MI)	369
12,630		Independent Bank Group, Inc	578
40,567		International Bancshares Corp	1,396
5,550		Investar Holding Corp	138
186,863		Investors Bancorp, Inc	1,943
2,201,073		JPMorgan Chase & Co	214,869
83,674		Kearny Financial Corp	1,073
684,052		Keycorp	10,110
32,502		Lakeland Bancorp, Inc	481
18,387		Lakeland Financial Corp	738
6,780		LCNB Corp	103
33,647		LegacyTexas Financial Group, Inc	1,080
4,628	*,e	LendingTree, Inc	1,016
14,926		Live Oak Bancshares, Inc	221
95,388		M&T Bank Corp	13,653
19,210		Macatawa Bank Corp	185
4,666	*	Malvern Bancorp, Inc	92
58,413		MB Financial, Inc	2,315
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
13,586		MBT Financial Corp	$126
12,428		Mercantile Bank Corp	351
10,918		Merchants Bancorp	218
35,757		Meridian Bancorp, Inc	512
20,574		Meta Financial Group, Inc	399
4,420	*	Metropolitan Bank Holding Corp	136
210,298	*	MGIC Investment Corp	2,200
1,778		Middlefield Banc Corp	75
10,800		Midland States Bancorp, Inc	241
6,195		Midsouth Bancorp, Inc	66
7,821		MidWestOne Financial Group, Inc	194
34,360	*	Mr Cooper Group, Inc	401
3,816		MutualFirst Financial, Inc	101
19,324		National Bank Holdings Corp	597
5,351	e	National Bankshares, Inc	195
7,588	*	National Commerce Corp	273
31,726		NBT Bancorp, Inc	1,097
305,096		New York Community Bancorp, Inc	2,871
6,480	*	Nicolet Bankshares, Inc	316
38,864	*	NMI Holdings, Inc	694
5,235		Northeast Bancorp	88
33,024		Northfield Bancorp, Inc	447
5,019		Northrim BanCorp, Inc	165
69,442		Northwest Bancshares, Inc	1,176
4,425	e	Norwood Financial Corp	146
30,487		OceanFirst Financial Corp	686
33,903		OFG Bancorp	558
3,155	e	Ohio Valley Banc Corp	112
6,461		Old Line Bancshares, Inc	170
90,192		Old National Bancorp	1,389
21,667		Old Second Bancorp, Inc	282
14,808		Opus Bank	290
11,057		Origin Bancorp, Inc	377
26,521		Oritani Financial Corp	391
5,318		Orrstown Financial Services, Inc	97
11,579	*	Pacific Mercantile Bancorp	83
28,237	*	Pacific Premier Bancorp, Inc	721
81,519		PacWest Bancorp	2,713
9,690		Park National Corp	823
4,177		Parke Bancorp, Inc	78
13,465		PCSB Financial Corp	263
11,582		Peapack Gladstone Financial Corp	292
2,964		Penns Woods Bancorp, Inc	119
9,540		PennyMac Financial Services, Inc	203
3,256		Peoples Bancorp of North Carolina, Inc	80
12,623		Peoples Bancorp, Inc	380
5,712		Peoples Financial Services Corp	252
240,181		People’s United Financial, Inc	3,466
9,341		People’s Utah Bancorp	282
50,971		Pinnacle Financial Partners, Inc	2,350
310,532		PNC Financial Services Group, Inc	36,304
62,207		Popular, Inc	2,937
8,859		Preferred Bank	384
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,456		Premier Financial Bancorp, Inc	$126
48,016		Prosperity Bancshares, Inc	2,991
3,260	*	Provident Bancorp, Inc	71
45,191		Provident Financial Services, Inc	1,090
6,101		Prudential Bancorp, Inc	107
8,729		QCR Holdings, Inc	280
122,609		Radian Group, Inc	2,006
9,265		RBB Bancorp	163
686,645		Regions Financial Corp	9,187
30,881		Renasant Corp	932
6,104		Republic Bancorp, Inc (Class A)	236
34,776	*	Republic First Bancorp, Inc	208
13,238		Riverview Bancorp, Inc	96
25,676		S&T Bancorp, Inc	972
22,606		Sandy Spring Bancorp, Inc	708
28,631	*	Seacoast Banking Corp of Florida	745
32,848		ServisFirst Bancshares, Inc	1,047
8,913		Shore Bancshares, Inc	130
8,511		SI Financial Group, Inc	108
8,919		Sierra Bancorp	214
38,410		Signature Bank	3,949
55,218		Simmons First National Corp (Class A)	1,332
5,382	*	SmartFinancial, Inc	98
24,776		South State Corp	1,485
4,079	*	Southern First Bancshares, Inc	131
4,139		Southern Missouri Bancorp, Inc	140
8,140		Southern National Bancorp of Virginia, Inc	108
20,042		Southside Bancshares, Inc	636
26,403		State Bank & Trust Co	570
11,631		Sterling Bancorp, Inc	81
151,652		Sterling Bancorp/DE	2,504
16,305		Stock Yards Bancorp, Inc	535
6,101		Summit Financial Group, Inc	118
298,334		SunTrust Banks, Inc	15,048
33,541	*	SVB Financial Group	6,370
76,607		Synovus Financial Corp	2,451
116,646		TCF Financial Corp	2,273
5,870		Territorial Bancorp, Inc	152
35,836	*	Texas Capital Bancshares, Inc	1,831
34,383		TFS Financial Corp	555
35,393	*	The Bancorp, Inc	282
4,645		Timberland Bancorp, Inc	104
10,641		Tompkins Trustco, Inc	798
46,422		TowneBank	1,112
19,212		Trico Bancshares	649
16,178	*	Tristate Capital Holdings, Inc	315
10,668	*	Triumph Bancorp, Inc	317
71,043		Trustco Bank Corp NY	487
49,168		Trustmark Corp	1,398
26,057		UMB Financial Corp	1,589
161,706		Umpqua Holdings Corp	2,571
34,740		Union Bankshares Corp	981
2,885	e	Union Bankshares, Inc	138
72,013		United Bankshares, Inc	2,240
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
51,942		United Community Banks, Inc	$1,115
34,307		United Community Financial Corp	304
36,948		United Financial Bancorp, Inc (New)	543
9,461		United Security Bancshares	91
5,346		Unity Bancorp, Inc	111
19,117		Univest Corp of Pennsylvania	412
1,006,126		US Bancorp	45,980
216,752		Valley National Bancorp	1,925
10,468	*	Veritex Holdings, Inc	224
19,235		Walker & Dunlop, Inc	832
50,737		Washington Federal, Inc	1,355
10,818		Washington Trust Bancorp, Inc	514
19,189		Waterstone Financial, Inc	322
67,195		Webster Financial Corp	3,312
2,822,111		Wells Fargo & Co	130,043
35,721		WesBanco, Inc	1,311
11,970		West Bancorporation, Inc	229
18,981	e	Westamerica Bancorporation	1,057
68,448	*	Western Alliance Bancorp	2,703
19,137		Western New England Bancorp, Inc	192
38,890		Wintrust Financial Corp	2,586
21,617		WSFS Financial Corp	819
132,437		Zions Bancorporation	5,395
		TOTAL BANKS	1,004,228

CAPITAL GOODS - 6.8%
378,129		3M Co	72,049
93,763		A.O. Smith Corp	4,004
29,877		Aaon, Inc	1,047
23,226		AAR Corp	867
43,959		Actuant Corp (Class A)	923
24,498		Acuity Brands, Inc	2,816
24,758		Advanced Drainage Systems, Inc	600
93,206	*	Aecom Technology Corp	2,470
24,436	*	Aegion Corp	399
49,582	*	Aerojet Rocketdyne Holdings, Inc	1,747
14,335	*	Aerovironment, Inc	974
48,271		AGCO Corp	2,687
56,080		Air Lease Corp	1,694
13,921		Aircastle Ltd	240
6,904		Alamo Group, Inc	534
21,082		Albany International Corp (Class A)	1,316
58,342		Allegion plc	4,650
4,493		Allied Motion Technologies, Inc	201
68,688		Allison Transmission Holdings, Inc	3,016
22,666		Altra Holdings, Inc	570
13,776	*	Ameresco, Inc	194
10,171	*	American Woodmark Corp	566
147,502		Ametek, Inc	9,986
20,270		Apogee Enterprises, Inc	605
27,154		Applied Industrial Technologies, Inc	1,465
274,168		Arconic, Inc	4,622
30,718	*	Arcosa, Inc	851
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
10,471		Argan, Inc	$396
17,658	*	Armstrong Flooring, Inc	209
31,329		Armstrong World Industries, Inc	1,824
15,250		Astec Industries, Inc	460
15,755	*	Astronics Corp	480
23,836	*	Atkore International Group, Inc	473
35,579	*	Axon Enterprise, Inc	1,557
19,364		AZZ, Inc	782
36,264		Barnes Group, Inc	1,944
41,684	*	Beacon Roofing Supply, Inc	1,322
3,946	*,e	Blue Bird Corp	72
6,034	*,e	BlueLinx Holdings, Inc	149
47,040	*	BMC Stock Holdings, Inc	728
356,151		Boeing Co	114,859
30,438		Briggs & Stratton Corp	398
67,070	*	Builders FirstSource, Inc	732
66,179		BWX Technologies, Inc	2,530
14,163	e	Caesarstone Sdot-Yam Ltd	192
8,775	*	CAI International, Inc	204
41,051		Carlisle Cos, Inc	4,126
383,623		Caterpillar, Inc	48,747
22,344	*	Chart Industries, Inc	1,453
12,045	*	CIRCOR International, Inc	257
64,286	*	Colfax Corp	1,344
14,727		Columbus McKinnon Corp	444
24,840		Comfort Systems USA, Inc	1,085
18,016	*	Commercial Vehicle Group, Inc	103
28,296	*	Continental Building Products Inc	720
35,446		Crane Co	2,558
10,574	*	CSW Industrials, Inc	511
18,660		Cubic Corp	1,003
99,864		Cummins, Inc	13,346
31,189		Curtiss-Wright Corp	3,185
217,576		Deere & Co	32,456
9,586		DMC Global, Inc	337
81,746		Donaldson Co, Inc	3,547
16,771		Douglas Dynamics, Inc	602
91,263		Dover Corp	6,475
8,048	*	Ducommun, Inc	292
11,117	*	DXP Enterprises, Inc	309
16,954	*	Dycom Industries, Inc	916
3,733		Eastern Co	90
285,450		Eaton Corp	19,599
35,403		EMCOR Group, Inc	2,113
412,201		Emerson Electric Co	24,629
15,305		Encore Wire Corp	768
11,608	*,e	Energous Corp	67
24,905	*,e	Energy Recovery, Inc	168
31,570		EnerSys	2,450
12,394	*	Engility Holdings, Inc	353
58,642	*,e	Enphase Energy, Inc	277
15,803		EnPro Industries, Inc	950
18,556		ESCO Technologies, Inc	1,224
18,922	*	Esterline Technologies Corp	2,298
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
2,576	e	EVI Industries, Inc	$86
51,314	*,e	Evoqua Water Technologies Corp	493
196,957		Fastenal Co	10,299
42,557		Federal Signal Corp	847
82,555		Flowserve Corp	3,139
91,070		Fluor Corp	2,932
189,288		Fortive Corp	12,807
99,180		Fortune Brands Home & Security, Inc	3,768
9,256	*	Foundation Building Materials, Inc	77
34,098		Franklin Electric Co, Inc	1,462
9,868	*	Freightcar America, Inc	66
72,418	*	Gardner Denver Holdings, Inc	1,481
30,738	*	Gates Industrial Corp plc	407
28,224		GATX Corp	1,999
4,980	*	Gencor Industries, Inc	55
41,949	*	Generac Holdings, Inc	2,085
172,512		General Dynamics Corp	27,121
5,781,899		General Electric Co	43,769
22,869	*	Gibraltar Industries, Inc	814
16,574		Global Brass & Copper Holdings, Inc	417
17,148	*	GMS, Inc	255
14,132		Gorman-Rupp Co	458
104,372		Graco, Inc	4,368
26,067		GrafTech International Ltd	298
7,763		Graham Corp	177
33,088		Granite Construction, Inc	1,333
44,924	*	Great Lakes Dredge & Dock Corp	297
19,838		Greenbrier Cos, Inc	784
20,793		Griffon Corp	217
23,777		H&E Equipment Services, Inc	486
79,494		Harris Corp	10,704
59,172	*	Harsco Corp	1,175
26,381	*,e	HC2 Holdings, Inc	70
118,284	*	HD Supply Holdings, Inc	4,438
26,390		HEICO Corp	2,045
46,469		HEICO Corp (Class A)	2,928
17,889	*	Herc Holdings, Inc	465
57,257		Hexcel Corp	3,283
44,280		Hillenbrand, Inc	1,680
493,825		Honeywell International, Inc	65,244
38,998		Hubbell, Inc	3,874
28,196		Huntington Ingalls	5,366
4,796		Hurco Cos, Inc	171
7,224		Hyster-Yale Materials Handling, Inc	448
49,969		IDEX Corp	6,309
5,334	*	IES Holdings, Inc	83
221,806		Illinois Tool Works, Inc	28,101
159,921		Ingersoll-Rand plc	14,590
13,472		Insteel Industries, Inc	327
62,449		ITT, Inc	3,014
85,068		Jacobs Engineering Group, Inc	4,973
47,393	*	JELD-WEN Holding, Inc	673
22,550		John Bean Technologies Corp	1,619
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
615,106		Johnson Controls International plc	$18,238
8,084		Kadant, Inc	658
17,941		Kaman Corp	1,006
104,383		KBR, Inc	1,585
56,290		Kennametal, Inc	1,873
35,741	*,e	KEYW Holding Corp, The	239
50,983	*	Kratos Defense & Security Solutions, Inc	718
52,610		L3 Technologies, Inc	9,136
4,456	*	Lawson Products, Inc	141
5,677	*	LB Foster Co (Class A)	90
22,519		Lennox International, Inc	4,928
36,237		Lincoln Electric Holdings, Inc	2,857
7,273		Lindsay Corp	700
165,371		Lockheed Martin Corp	43,301
12,223	*	Lydall, Inc	248
22,630	*	Manitowoc Co, Inc	334
201,028		Masco Corp	5,878
18,516	*	Masonite International Corp	830
48,078	*	Mastec, Inc	1,950
38,365		Maxar Technologies Ltd	459
33,690	*	Mercury Systems, Inc	1,593
60,412	*	Meritor, Inc	1,022
35,939	*	Middleby Corp	3,692
31,692	*	Milacron Holdings Corp	377
7,280		Miller Industries, Inc	197
22,998		Moog, Inc (Class A)	1,782
64,419	*	MRC Global, Inc	788
31,901		MSC Industrial Direct Co (Class A)	2,454
40,743		Mueller Industries, Inc	952
104,855		Mueller Water Products, Inc (Class A)	954
10,993	*	MYR Group, Inc	310
3,534	e	National Presto Industries, Inc	413
35,673	*	Navistar International Corp	926
29,151	*	NCI Building Systems, Inc	211
18,421	*,e	Nexeo Solutions, Inc	158
19,066		NN, Inc	128
37,392		Nordson Corp	4,463
108,275		Northrop Grumman Corp	26,517
6,891	*	Northwest Pipe Co	160
78,206	*	NOW, Inc	910
5,211	*	NV5 Holdings, Inc	316
110,096		nVent Electric plc	2,473
2,354		Omega Flex, Inc	127
19,593	*	Orion Marine Group, Inc	84
53,964		Oshkosh Truck Corp	3,309
74,736		Owens Corning, Inc	3,287
224,822		PACCAR, Inc	12,846
88,001		Parker-Hannifin Corp	13,124
17,097	*	Patrick Industries, Inc	506
96,376		Pentair plc	3,641
36,380	*	PGT, Inc	577
159,236	*,e	Plug Power, Inc	197
7,077		Powell Industries, Inc	177
1,801		Preformed Line Products Co	98
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
28,783		Primoris Services Corp	$551
18,284	*	Proto Labs, Inc	2,062
25,291		Quanex Building Products Corp	344
106,691	*	Quanta Services, Inc	3,211
25,955		Raven Industries, Inc	939
190,157		Raytheon Co	29,161
16,634	*	RBC Bearings, Inc	2,181
32,248		Regal-Beloit Corp	2,259
82,950	*	Resideo Technologies, Inc	1,705
8,757	e	REV Group, Inc	66
75,228	*	Rexnord Corp	1,726
82,065		Rockwell Automation, Inc	12,349
66,271		Roper Industries, Inc	17,663
4,597		Rush Enterprises, Inc	164
21,510		Rush Enterprises, Inc (Class A)	742
112,005	*	Sensata Technologies Holding plc	5,022
29,530		Simpson Manufacturing Co, Inc	1,598
24,415	*	SiteOne Landscape Supply, Inc	1,349
37,636		Snap-On, Inc	5,468
7,959	*	Sparton Corp	145
66,489		Spirit Aerosystems Holdings, Inc (Class A)	4,793
30,406	*	SPX Corp	852
29,148	*	SPX FLOW, Inc	887
8,333		Standex International Corp	560
103,756		Stanley Works	12,424
18,886	*	Sterling Construction Co, Inc	206
16,194		Sun Hydraulics Corp	537
60,603	*	Sunrun, Inc	660
22,563	*	Teledyne Technologies, Inc	4,672
12,744		Tennant Co	664
54,792		Terex Corp	1,511
18,852	*	Textainer Group Holdings Ltd	188
166,163		Textron, Inc	7,642
24,419	*	Thermon Group Holdings	495
50,165		Timken Co	1,872
33,155		Titan International, Inc	154
11,613	*	Titan Machinery, Inc	153
65,756		Toro Co	3,674
7,431	*	TPI Composites, Inc	183
31,351	*	TransDigm Group, Inc	10,661
40,670	*	Trex Co, Inc	2,414
34,233	*	Trimas Corp	934
92,156		Trinity Industries, Inc	1,897
30,588		Triton International Ltd	950
32,779		Triumph Group, Inc	377
27,269	*	Tutor Perini Corp	435
6,567	*	Twin Disc, Inc	97
54,189	*	United Rentals, Inc	5,556
539,591		United Technologies Corp	57,456
74,230	*	Univar, Inc	1,317
44,298		Universal Forest Products, Inc	1,150
51,264		USG Corp	2,187
15,302		Valmont Industries, Inc	1,698
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
7,860	*	Vectrus, Inc	$170
7,828	*	Veritiv Corp	195
12,845	*	Vicor Corp	485
15,334	*,e	Vivint Solar, Inc	58
31,005		W.W. Grainger, Inc	8,755
42,603		Wabash National Corp	557
31,460	*	WABCO Holdings, Inc	3,377
55,613	e	Wabtec Corp	3,907
21,705		Watsco, Inc	3,020
18,825		Watts Water Technologies, Inc (Class A)	1,215
88,290	*	Welbilt, Inc	981
39,330	*	Wesco Aircraft Holdings, Inc	311
34,751	*	WESCO International, Inc	1,668
3,392	*	Willis Lease Finance Corp	117
22,097	*,e	Willscot Corp	208
30,077		Woodward Governor Co	2,234
121,024		Xylem, Inc	8,075
		TOTAL CAPITAL GOODS	1,150,815

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
40,285		ABM Industries, Inc	1,294
37,820	*	Acacia Research (Acacia Technologies)	113
77,675		ACCO Brands Corp	527
5,238	e	ADT, Inc	31
49,123	*	Advanced Disposal Services, Inc	1,176
5,145		Barrett Business Services, Inc	295
4,266		BG Staffing, Inc	88
33,472		Brady Corp (Class A)	1,455
16,522	*	BrightView Holdings, Inc	169
33,001		Brink’s Co	2,133
29,675	*	Casella Waste Systems, Inc (Class A)	845
35,493	*	CBIZ, Inc	699
18,496	*	Ceco Environmental Corp	125
14,958	*	Cimpress NV	1,547
57,986		Cintas Corp	9,741
38,542	*	Clean Harbors, Inc	1,902
138,147	*	Copart, Inc	6,601
23,688	*	CoStar Group, Inc	7,991
84,474		Covanta Holding Corp	1,134
7,013		CRA International, Inc	298
27,694		Deluxe Corp	1,065
21,918		Dun & Bradstreet Corp	3,129
20,052		Ennis, Inc	386
76,115		Equifax, Inc	7,089
28,344		Essendant, Inc	357
36,012		Exponent, Inc	1,826
7,582		Forrester Research, Inc	339
7,620	*	Franklin Covey Co	170
25,416	*	FTI Consulting, Inc	1,694
9,864	*	GP Strategies Corp	124
49,914	e	Healthcare Services Group	2,006
14,300		Heidrick & Struggles International, Inc	446
8,893	*	Heritage-Crystal Clean, Inc	205
43,782		Herman Miller, Inc	1,324
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
31,637		HNI Corp	$1,121
15,850	*	Huron Consulting Group, Inc	813
13,124		ICF International, Inc	850
247,450	*	IHS Markit Ltd	11,870
32,837	*	Innerworkings, Inc	123
25,976		Insperity, Inc	2,425
44,581		Interface, Inc	635
88,200		KAR Auction Services, Inc	4,209
20,372		Kelly Services, Inc (Class A)	417
18,302		Kforce, Inc	566
25,171		Kimball International, Inc (Class B)	357
35,963		Knoll, Inc	593
37,013		Korn/Ferry International	1,463
23,849		LSC Communications, Inc	167
43,803		Manpower, Inc	2,838
22,585		Matthews International Corp (Class A)	917
17,061		McGrath RentCorp	878
13,300	*	Mistras Group, Inc	191
31,645		Mobile Mini, Inc	1,005
24,011		MSA Safety, Inc	2,263
9,774		Multi-Color Corp	343
33,798		Navigant Consulting, Inc	813
243,950		Nielsen NV	5,691
4,961	*	NL Industries, Inc	17
36,708	*	On Assignment, Inc	2,001
133,127		Pitney Bowes, Inc	787
21,796		Quad Graphics, Inc	268
141,252		Republic Services, Inc	10,183
20,546		Resources Connection, Inc	292
79,304		Robert Half International, Inc	4,536
85,209		Rollins, Inc	3,076
51,083		RR Donnelley & Sons Co	202
12,140	*	SP Plus Corp	359
61,807		Steelcase, Inc (Class A)	917
49,051	*	Stericycle, Inc	1,800
9,938		Systemax, Inc	237
20,907	*,e	Team, Inc	306
41,281		Tetra Tech, Inc	2,137
124,580		TransUnion	7,076
30,336	*	TriNet Group, Inc	1,273
30,958	*	TrueBlue, Inc	689
11,006		Unifirst Corp	1,575
8,321	*,e	Upwork, Inc	151
16,280		US Ecology, Inc	1,025
104,117	*	Verisk Analytics, Inc	11,353
15,178		Viad Corp	760
5,586		VSE Corp	167
26,743	*	WageWorks, Inc	726
287,361		Waste Management, Inc	25,572
5,398	*	Willdan Group, Inc	189
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	176,546
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
CONSUMER DURABLES & APPAREL - 1.3%
15,286		Acushnet Holdings Corp	$322
39,523	*	American Outdoor Brands Corp	508
7,681		Bassett Furniture Industries, Inc	154
21,459	*	Beazer Homes USA, Inc	203
54,098		Brunswick Corp	2,513
69,841		Callaway Golf Co	1,069
27,877		Carter’s, Inc	2,275
6,102	*	Cavco Industries, Inc	796
13,611	*	Century Communities, Inc	235
14,228		Clarus Corp	144
19,279		Columbia Sportswear Co	1,621
45,716	*	CROCS, Inc	1,188
6,895		Culp, Inc	130
19,292	*	Deckers Outdoor Corp	2,468
222,088		DR Horton, Inc	7,698
7,865		Escalade, Inc	90
18,783		Ethan Allen Interiors, Inc	330
5,531		Flexsteel Industries, Inc	122
31,215	*	Fossil Group, Inc	491
69,502		Garmin Ltd	4,401
30,360	*	G-III Apparel Group Ltd	847
74,136	*,e	GoPro, Inc	314
16,535	*	Green Brick Partners, Inc	120
6,360		Hamilton Beach Brands Holding Co	149
244,655		Hanesbrands, Inc	3,066
74,516		Hasbro, Inc	6,054
15,207	*	Helen of Troy Ltd	1,995
7,913		Hooker Furniture Corp	208
93,175	*	Hovnanian Enterprises, Inc (Class A)	64
13,822	*	Installed Building Products Inc	466
18,443	*,e	iRobot Corp	1,544
3,583		Johnson Outdoors, Inc	211
60,650		KB Home	1,158
36,137		La-Z-Boy, Inc	1,001
94,275		Leggett & Platt, Inc	3,379
11,279		Lennar Corp (B Shares)	353
192,669		Lennar Corp (Class A)	7,543
12,635	*,e	LGI Homes, Inc	571
7,210		Lifetime Brands, Inc	72
66,891	*	Lululemon Athletica, Inc	8,135
16,714	*	M/I Homes, Inc	351
13,092	*	Malibu Boats Inc	456
8,407		Marine Products Corp	142
13,690	*	MasterCraft Boat Holdings, Inc	256
246,470	*,e	Mattel, Inc	2,462
30,270		MDC Holdings, Inc	851
26,198	*	Meritage Homes Corp	962
90,698	*	Michael Kors Holdings Ltd	3,439
42,399	*	Mohawk Industries, Inc	4,959
11,320		Movado Group, Inc	358
3,180		Nacco Industries, Inc (Class A)	108
22,756	*	Nautilus, Inc	248
6,504	*	New Home Co Inc	34
273,995		Newell Rubbermaid, Inc	5,094
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
834,863		Nike, Inc (Class B)	$61,897
2,226	*	NVR, Inc	5,425
11,750		Oxford Industries, Inc	835
38,838		Polaris Industries, Inc	2,978
157,608		Pulte Homes, Inc	4,096
47,687		PVH Corp	4,433
35,853		Ralph Lauren Corp	3,709
29,377	*,e	Roku, Inc	900
79,579	*	Skechers U.S.A., Inc (Class A)	1,822
4,660		Skyline Corp	69
60,523		Steven Madden Ltd	1,831
12,383		Sturm Ruger & Co, Inc	659
5,163		Superior Uniform Group, Inc	91
191,265		Tapestry, Inc	6,455
79,194	*	Taylor Morrison Home Corp	1,259
33,646	*	Tempur Sealy International, Inc	1,393
96,054		Toll Brothers, Inc	3,163
26,487	*	TopBuild Corp	1,192
102,085	*	TRI Pointe Homes, Inc	1,116
28,980		Tupperware Corp	915
135,169	*,e	Under Armour, Inc	2,186
110,698	*,e	Under Armour, Inc (Class A)	1,956
10,905	*	Unifi, Inc	249
10,485	*	Universal Electronics, Inc	265
16,444	*	Vera Bradley, Inc	141
216,827		VF Corp	15,468
41,550	*	Vista Outdoor, Inc	472
41,162		Whirlpool Corp	4,399
17,713	*	William Lyon Homes, Inc	189
67,978		Wolverine World Wide, Inc	2,168
21,026	*	Zagg, Inc	206
		TOTAL CONSUMER DURABLES & APPAREL	215,665

CONSUMER SERVICES - 2.3%
44,790	*	Adtalem Global Education, Inc	2,119
12,233	*	American Public Education, Inc	348
162,451		ARAMARK Holdings Corp	4,706
44,487		BBX Capital Corp	255
64,026	*	Belmond Ltd.	1,603
76	*	Biglari Holdings, Inc (A Shares)	45
769	*	Biglari Holdings, Inc (B Shares)	87
15,173		BJ’s Restaurants, Inc	767
44,145		Bloomin’ Brands, Inc	790
12,424	*	Bojangles’, Inc	200
61,116		Boyd Gaming Corp	1,270
36,213	*	Bright Horizons Family Solutions	4,036
25,489	e	Brinker International, Inc	1,121
404,805	*,e	Caesars Entertainment Corp	2,749
46,334	*	Career Education Corp	529
267,141		Carnival Corp	13,170
11,838		Carriage Services, Inc	183
27,792	*	Carrols Restaurant Group, Inc	273
16,727	*	Century Casinos, Inc	124
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
31,824	e	Cheesecake Factory	$1,385
60,816	*	Chegg, Inc	1,728
16,294	*	Chipotle Mexican Grill, Inc (Class A)	7,036
24,500		Choice Hotels International, Inc	1,754
7,983		Churchill Downs, Inc	1,947
12,474	*	Chuy’s Holdings, Inc	221
12,704	e	Cracker Barrel Old Country Store, Inc	2,031
82,979		Darden Restaurants, Inc	8,286
30,312		Dave & Buster’s Entertainment, Inc	1,351
17,725	*	Del Frisco’s Restaurant Group, Inc	127
23,487	*	Del Taco Restaurants, Inc	235
41,277	*	Denny’s Corp	669
10,362	e	DineEquity, Inc	698
28,536		Domino’s Pizza, Inc	7,077
43,999	*	Drive Shack, Inc	172
49,730		Dunkin Brands Group, Inc	3,189
14,501	*	El Pollo Loco Holdings, Inc	220
44,594	*	Eldorado Resorts, Inc	1,615
2,242	*,e	Empire Resorts, Inc	23
117,907		Extended Stay America, Inc	1,828
20,469	*	Fiesta Restaurant Group, Inc	317
43,198	*	frontdoor, Inc	1,150
7,389	*,e	Golden Entertainment, Inc	118
2,783		Graham Holdings Co	1,783
32,189	*	Grand Canyon Education, Inc	3,095
129,519		H&R Block, Inc	3,286
14,706	*	Habit Restaurants, Inc	154
65,914	*	Hilton Grand Vacations, Inc	1,739
183,543		Hilton Worldwide Holdings, Inc	13,178
76,812	*	Houghton Mifflin Harcourt Co	681
32,335		Hyatt Hotels Corp	2,186
76,027		International Game Technology plc	1,112
18,045		International Speedway Corp (Class A)	791
10,324	*	J Alexander’s Holdings, Inc	85
14,716		Jack in the Box, Inc	1,142
26,055	*	K12, Inc	646
236,734		Las Vegas Sands Corp	12,322
62,559	*	Laureate Education, Inc	953
10,890	*	Lindblad Expeditions Holdings, Inc	147
190,477		Marriott International, Inc (Class A)	20,678
28,647		Marriott Vacations Worldwide Corp	2,020
516,408		McDonald’s Corp	91,698
326,708		MGM Resorts International	7,926
7,140	*	Monarch Casino & Resort, Inc	272
2,378		Nathan’s Famous, Inc	158
8,091	*	Noodles & Co	57
145,777	*	Norwegian Cruise Line Holdings Ltd	6,179
18,811	e	Papa John’s International, Inc	749
76,441	*	Penn National Gaming, Inc	1,439
60,595	*	Planet Fitness, Inc	3,249
10,854	*	PlayAGS, Inc	250
16,455	*	Potbelly Corp	132
6,547		RCI Hospitality Holdings, Inc	146
11,433	*	Red Lion Hotels Corp	94
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
9,211	*	Red Robin Gourmet Burgers, Inc	$246
48,687		Red Rock Resorts, Inc	989
27,109	*	Regis Corp	460
110,388		Royal Caribbean Cruises Ltd	10,795
21,790		Ruth’s Chris Steak House, Inc	495
37,197	*,e	Scientific Games Corp (Class A)	665
30,308	*	SeaWorld Entertainment, Inc	670
120,571		Service Corp International	4,854
86,396	*	ServiceMaster Global Holdings, Inc	3,174
15,620	*	Shake Shack, Inc	709
48,601		Six Flags Entertainment Corp	2,704
27,603	*	Sotheby’s (Class A)	1,097
9,984		Speedway Motorsports, Inc	162
803,247		Starbucks Corp	51,729
15,126		Strategic Education Inc	1,716
48,860		Texas Roadhouse, Inc (Class A)	2,917
26,170		Vail Resorts, Inc	5,517
26,120	*	Weight Watchers International, Inc	1,007
134,006		Wendy’s	2,092
21,048		Wingstop, Inc	1,351
68,964		Wyndham Hotels & Resorts, Inc	3,129
68,964		Wyndham Worldwide Corp	2,472
70,123		Wynn Resorts Ltd	6,936
236,930		Yum China Holdings, Inc	7,944
207,157		Yum! Brands, Inc	19,042
		TOTAL CONSUMER SERVICES	388,771

DIVERSIFIED FINANCIALS - 3.6%
38,253		Affiliated Managers Group, Inc	3,727
21,134		AG Mortgage Investment Trust	337
341,429		AGNC Investment Corp	5,989
271,869		Ally Financial, Inc	6,161
472,785		American Express Co	45,066
94,411		Ameriprise Financial, Inc	9,854
869,212		Annaly Capital Management, Inc	8,536
70,479		Anworth Mortgage Asset Corp	285
52,300		Apollo Commercial Real Estate Finance, Inc	871
35,777	e	Arbor Realty Trust, Inc	360
22,112		Ares Commercial Real Estate Corp	288
16,506	e	Arlington Asset Investment Corp (Class A)	120
26,163		ARMOUR Residential REIT, Inc	536
32,135		Artisan Partners Asset Management, Inc	711
4,316		Associated Capital Group, Inc	152
129,030		AXA Equitable Holdings, Inc	2,146
10,240		B. Riley Financial, Inc	145
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	371
615,179		Bank of New York Mellon Corp	28,956
166,153		BGC Partners, Inc (Class A)	859
80,642		BlackRock, Inc	31,678
73,790		Blackstone Mortgage Trust, Inc	2,351
30,473	*	Blucora, Inc	812
48,331	*	Cannae Holdings, Inc	827
312,638		Capital One Financial Corp	23,632
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
71,072		Capstead Mortgage Corp	$474
74,260		CBOE Holdings, Inc	7,265
796,304		Charles Schwab Corp	33,071
7,318		Cherry Hill Mortgage Investment Corp	128
123,641		Chimera Investment Corp	2,203
235,176		CME Group, Inc	44,241
15,440		Cohen & Steers, Inc	530
56,629		Colony Credit Real Estate, Inc	894
18,127	*	Cowen Group, Inc	242
8,085	*	Credit Acceptance Corp	3,087
7,834	*	Curo Group Holdings Corp	74
2,179		Diamond Hill Investment Group, Inc	326
222,255		Discover Financial Services	13,109
19,156	*	Donnelley Financial Solutions, Inc	269
33,323		Dynex Capital, Inc	191
169,137		E*TRADE Financial Corp	7,422
78,977		Eaton Vance Corp	2,778
11,344	*	Elevate Credit, Inc	51
17,368	*,e	Encore Capital Group, Inc	408
23,911	*	Enova International, Inc	465
29,096		Evercore Partners, Inc (Class A)	2,082
22,197		Exantas Capital Corp	222
38,445	*	Ezcorp, Inc (Class A)	297
24,832		Factset Research Systems, Inc	4,970
68,886		Federated Investors, Inc (Class B)	1,829
96,122	*	FGL Holdings	640
30,190		FirstCash, Inc	2,184
12,579	*	Focus Financial Partners, Inc	331
199,787		Franklin Resources, Inc	5,926
23,847	e	Gain Capital Holdings, Inc	147
4,049		GAMCO Investors, Inc (Class A)	68
231,785		Goldman Sachs Group, Inc	38,720
31,227		Granite Point Mortgage Trust, Inc	563
8,938		Great Ajax Corp	108
33,057	*	Green Dot Corp	2,629
19,893		Greenhill & Co, Inc	485
10,099		Hamilton Lane, Inc	374
15,460		Houlihan Lokey, Inc	569
47,028		Interactive Brokers Group, Inc (Class A)	2,570
373,381		IntercontinentalExchange Group, Inc	28,127
11,369	*	INTL FCStone, Inc	416
270,619		Invesco Ltd	4,530
45,475		Invesco Mortgage Capital, Inc	658
24,759		Investment Technology Group, Inc	749
211,642		Jefferies Financial Group, Inc	3,674
7,773		KKR Real Estate Finance Trust, Inc	149
49,496		Ladder Capital Corp	766
73,441		Ladenburg Thalmann Financial Services, Inc	171
76,930		Lazard Ltd (Class A)	2,839
62,850		Legg Mason, Inc	1,603
214,482	*	LendingClub Corp	564
63,483		LPL Financial Holdings, Inc	3,878
23,522		MarketAxess Holdings, Inc	4,970
6,533		Marlin Business Services Corp	146
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
270,747		MFA Mortgage Investments, Inc	$1,809
26,390		Moelis & Co	907
112,759		Moody’s Corp	15,791
806,364		Morgan Stanley	31,972
13,834		Morningstar, Inc	1,520
60,080		MSCI, Inc (Class A)	8,858
76,744		NASDAQ OMX Group, Inc	6,260
166,451		Navient Corp	1,466
14,990		Nelnet, Inc (Class A)	785
213,603		New Residential Investment Corp	3,035
75,449		New York Mortgage Trust, Inc	444
22,218	*	NewStar Financial, Inc	6
138,730		Northern Trust Corp	11,596
40,173		OM Asset Management plc	429
36,046	*	On Deck Capital, Inc	213
51,991	*	OneMain Holdings, Inc	1,263
7,363		Oppenheimer Holdings, Inc	188
23,694	e	Orchid Island Capital, Inc	151
47,765		PennyMac Mortgage Investment Trust	889
17,372	*	Pico Holdings, Inc	159
10,272		Piper Jaffray Cos	676
13,025		PJT Partners, Inc	505
33,753	*	PRA Group, Inc	823
9,591		Pzena Investment Management, Inc (Class A)	83
86,900		Raymond James Financial, Inc	6,466
10,497		Ready Capital Corp	145
49,700		Redwood Trust, Inc	749
8,577	*	Regional Management Corp	206
165,515		S&P Global, Inc	28,128
16,951	*	Safeguard Scientifics, Inc	146
78,809		Santander Consumer USA Holdings, Inc	1,386
87,401		SEI Investments Co	4,038
5,338		Silvercrest Asset Management Group, Inc	71
313,613	*	SLM Corp	2,606
247,347		State Street Corp	15,600
47,909		Stifel Financial Corp	1,984
489,566		Synchrony Financial	11,485
159,466		T Rowe Price Group, Inc	14,722
181,531		TD Ameritrade Holding Corp	8,888
7,897		TPG RE Finance Trust, Inc	144
131,331		Two Harbors Investment Corp	1,686
18,355		Virtu Financial, Inc	473
4,800		Virtus Investment Partners, Inc	381
103,007		Voya Financial, Inc	4,135
58,496	e	Waddell & Reed Financial, Inc (Class A)	1,058
28,538		Western Asset Mortgage Capital Corp	238
5,409		Westwood Holdings Group, Inc	184
84,317		WisdomTree Investments, Inc	561
4,248	*	World Acceptance Corp	434
		TOTAL DIVERSIFIED FINANCIALS	605,694
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
ENERGY - 4.9%
109,725	*	Abraxas Petroleum Corp	$120
1,730		Adams Resources & Energy, Inc	67
64,681	*,e	Alta Mesa Resources, Inc	65
335,121		Anadarko Petroleum Corp	14,692
132,421	*	Antero Resources Corp	1,243
260,509		Apache Corp	6,838
52,623	*	Apergy Corp	1,425
28,129	*,e	Approach Resources, Inc	25
9,586		Arch Coal, Inc	796
85,865		Archrock, Inc	643
20,832	*	Ardmore Shipping Corp	97
342,142		Baker Hughes a GE Co	7,356
12,272	*	Basic Energy Services, Inc	47
14,562	*	Bonanza Creek Energy, Inc	301
26,221	*,e	Bristow Group, Inc	64
33,520	*	C&J Energy Services, Inc	453
283,011		Cabot Oil & Gas Corp	6,325
16,011	*	Cactus, Inc	439
30,573	*	California Resources Corp	521
145,414	*,e	Callon Petroleum Co	944
15,028	*,e	CARBO Ceramics, Inc	52
45,074	*	Carrizo Oil & Gas, Inc	509
124,454	*	Centennial Resource Development, Inc	1,372
155,280	*	Cheniere Energy, Inc	9,191
478,828	*,e	Chesapeake Energy Corp	1,006
1,266,759		Chevron Corp	137,811
61,229		Cimarex Energy Co	3,775
96,211	*	Clean Energy Fuels Corp	165
128,347	*	CNX Resources Corp	1,466
128,934	*	Concho Resources, Inc	13,253
766,190		ConocoPhillips	47,772
20,666	*	CONSOL Energy, Inc	655
64,271	*	Continental Resources, Inc	2,583
22,043	*,e	Covia Holdings Corp	75
11,149		CVR Energy, Inc	384
56,457		Delek US Holdings, Inc	1,835
280,409	*	Denbury Resources, Inc	480
310,534		Devon Energy Corp	6,999
55,111		DHT Holdings, Inc	216
38,317	*,e	Diamond Offshore Drilling, Inc	362
105,470		Diamondback Energy, Inc	9,777
20,589	*	Dorian LPG Ltd	120
27,635	*	Dril-Quip, Inc	830
7,121	*	Earthstone Energy, Inc	32
61,180	*,e	Eclipse Resources Corp	64
56,201	*,e	Energy Fuels, Inc	160
384,104		EOG Resources, Inc	33,498
28,367	*,e	EP Energy Corp	20
180,649		EQT Corp	3,412
144,519	*	Equitrans Midstream Corp	2,893
14,364	*	Era Group, Inc	126
17,517		Evolution Petroleum Corp	119
23,313	*	Exterran Corp	413
87,596	*	Extraction Oil & Gas, Inc	376
2,817,203	d	Exxon Mobil Corp	192,105
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
49,153	*	Forum Energy Technologies, Inc	$203
36,662	*,e	Frank’s International NV	191
52,498	*,e	Frontline Ltd	290
15,611	*	FTS International, Inc	111
32,033		GasLog Ltd	527
69,477		Golar LNG Ltd	1,512
26,945		Green Plains Renewable Energy, Inc	353
109,431	*	Gulfport Energy Corp	717
42,984	*,e	Halcon Resources Corp	73
10,340		Hallador Energy Co	52
593,991		Halliburton Co	15,788
100,808	*	Helix Energy Solutions Group, Inc	545
67,802		Helmerich & Payne, Inc	3,250
180,836		Hess Corp	7,324
21,135	*	HighPoint Resources Corp	53
110,468		HollyFrontier Corp	5,647
23,510	*	Independence Contract Drilling, Inc	73
20,967	*	International Seaways, Inc	353
7,203	*	ION Geophysical Corp	37
823	*	Isramco, Inc	98
22,747	*,e	Jagged Peak Energy, Inc	207
22,628	*	Keane Group, Inc	185
7,122	*,e	Key Energy Services, Inc	15
1,262,845		Kinder Morgan, Inc	19,423
11,654	*	KLX Energy Services Holdings, Inc	273
139,280	*	Kosmos Energy Ltd	567
117,588	*	Laredo Petroleum Holdings, Inc	426
9,873	e	Liberty Oilfield Services, Inc	128
29,366	*,e	Lilis Energy, Inc	40
5,616		Mammoth Energy Services, Inc	101
550,921		Marathon Oil Corp	7,900
440,663		Marathon Petroleum Corp	26,004
64,577	*	Matador Resources Co	1,003
19,934	*	Matrix Service Co	358
126,473	*	McDermott International, Inc	827
7,581	*	Midstates Petroleum Co, Inc	57
114,242	e	Murphy Oil Corp	2,672
203,104		Nabors Industries Ltd	406
256,371		National Oilwell Varco, Inc	6,589
9,713	*	Natural Gas Services Group, Inc	160
7,613	*,e	NCS Multistage Holdings, Inc	39
123,312	*	Newfield Exploration Co	1,808
63,344	*	Newpark Resources, Inc	435
5,415	*	Nine Energy Service, Inc	122
165,932	*	Noble Corp plc	435
330,855		Noble Energy, Inc	6,207
68,002	e	Nordic American Tanker Shipping	136
73,198	*	Northern Oil And Gas, Inc	165
170,623	*	Oasis Petroleum, Inc	944
502,370		Occidental Petroleum Corp	30,835
71,446	*	Oceaneering International, Inc	865
38,178	*	Oil States International, Inc	545
270,781		Oneok, Inc	14,609
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
26,237	*	Overseas Shipholding Group, Inc	$44
10,734		Panhandle Oil and Gas, Inc (Class A)	166
23,180	*	Par Pacific Holdings, Inc	329
167,421	*	Parsley Energy, Inc	2,675
150,779		Patterson-UTI Energy, Inc	1,561
78,916		PBF Energy, Inc	2,578
47,717	*	PDC Energy, Inc	1,420
54,624		Peabody Energy Corp	1,665
10,090	*	Penn Virginia Corp	545
9,723	*,e	PHI, Inc	18
276,674		Phillips 66	23,835
42,944	*	Pioneer Energy Services Corp	53
111,856		Pioneer Natural Resources Co	14,711
48,018	*	ProPetro Holding Corp	592
173,948	*	Questar Market Resources, Inc	979
139,657		Range Resources Corp	1,337
27,182	*	Renewable Energy Group, Inc	699
15,559	*,e	Resolute Energy Corp	451
4,186	*	Rex American Resources Corp	285
9,601	*	RigNet, Inc	121
32,471	*	Ring Energy, Inc	165
83,867	*,e	Rowan Cos plc	704
42,512	e	RPC, Inc	420
24,071	*	SandRidge Energy, Inc	183
928,324		Schlumberger Ltd	33,494
121,758	e	Scorpio Tankers, Inc	214
11,768	*	SEACOR Holdings, Inc	435
11,831	*	SEACOR Marine Holdings, Inc	139
6,869	*	Select Energy Services, Inc	43
48,551		SemGroup Corp	669
45,041	e	Ship Finance International Ltd	474
4,694	*	SilverBow Resources, Inc	111
80,594		SM Energy Co	1,248
12,316	*,e	Smart Sand, Inc	27
6,855	e	Solaris Oilfield Infrastructure, Inc	83
398,926	*	Southwestern Energy Co	1,360
143,792	*	SRC Energy, Inc	676
111,107	*	Superior Energy Services	372
13,911	*	Talos Energy, Inc	227
141,390		Targa Resources Investments, Inc	5,093
36,192	e	Teekay Corp	121
85,424		Teekay Tankers Ltd (Class A)	79
39,279	*,e	Tellurian, Inc	273
32,701	*	Tetra Technologies, Inc	55
16,234	*	Tidewater, Inc	311
343,005	*,e	Transocean Ltd (NYSE)	2,380
36,980	*	Unit Corp	528
95,169	*,e	Uranium Energy Corp	119
58,687	e	US Silica Holdings Inc	597
281,735		Valero Energy Corp	21,122
14,396	*	W&T Offshore, Inc	59
65,205	*	Whiting Petroleum Corp	1,480
13,341	*	WildHorse Resource Development Corp	188
820,670		Williams Cos, Inc	18,096
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
49,281		World Fuel Services Corp	$1,055
284,313	*	WPX Energy, Inc	3,227
		TOTAL ENERGY	827,941

FOOD & STAPLES RETAILING - 1.4%
19,849		Andersons, Inc	593
22,168		Casey’s General Stores, Inc	2,841
14,374	*	Chefs’ Warehouse Holdings, Inc	460
290,924		Costco Wholesale Corp	59,264
10,217		Ingles Markets, Inc (Class A)	278
533,947		Kroger Co	14,683
6,410	*	Natural Grocers by Vitamin C	98
70,016	*	Performance Food Group Co	2,259
14,866		Pricesmart, Inc	879
763,555	*,e	Rite Aid Corp	541
17,661	*	Smart & Final Stores, Inc	84
27,344		Spartan Stores, Inc	470
72,919	*	Sprouts Farmers Market, Inc	1,714
319,624		Sysco Corp	20,028
36,929	*	United Natural Foods, Inc	391
144,258	*	US Foods Holding Corp	4,564
4,843		Village Super Market (Class A)	129
538,529		Walgreens Boots Alliance, Inc	36,798
946,620		Walmart, Inc	88,178
4,684		Weis Markets, Inc	224
		TOTAL FOOD & STAPLES RETAILING	234,476

FOOD, BEVERAGE & TOBACCO - 3.6%
78,794	*,e	22nd Century Group, Inc	196
2,296		Alico, Inc	68
1,262,464		Altria Group, Inc	62,353
369,842		Archer Daniels Midland Co	15,152
48,393	e	B&G Foods, Inc (Class A)	1,399
5,887	*	Boston Beer Co, Inc (Class A)	1,418
38,532		Brown-Forman Corp	1,827
192,742		Brown-Forman Corp (Class B)	9,171
92,994		Bunge Ltd	4,970
11,455		Calavo Growers, Inc	836
22,629		Cal-Maine Foods, Inc	957
113,057		Campbell Soup Co	3,730
61,868	*,e	Castle Brands, Inc	53
3,092		Coca-Cola Bottling Co Consolidated	548
2,541,268		Coca-Cola Co	120,329
310,765		ConAgra Brands, Inc	6,638
104,485		Constellation Brands, Inc (Class A)	16,803
7,653	*	Craft Brewers Alliance, Inc	109
118,243	*	Darling International, Inc	2,275
65,223		Dean Foods Co	248
5,320	*	Farmer Bros Co	124
92,845		Flowers Foods, Inc	1,715
20,613		Fresh Del Monte Produce, Inc	583
15,781	*	Freshpet, Inc	507
394,045		General Mills, Inc	15,344
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
73,323	*	Hain Celestial Group, Inc	$1,163
89,522		Hershey Co	9,595
177,534		Hormel Foods Corp	7,577
57,996	*	Hostess Brands, Inc	634
46,997		Ingredion, Inc	4,295
10,369		J&J Snack Foods Corp	1,499
72,873		J.M. Smucker Co	6,813
5,780		John B. Sanfilippo & Son, Inc	322
169,417		Kellogg Co	9,658
119,054		Keurig Dr Pepper, Inc	3,053
402,921		Kraft Heinz Co	17,342
92,646		Lamb Weston Holdings, Inc	6,815
13,060		Lancaster Colony Corp	2,310
19,323	*	Landec Corp	229
8,386		Limoneira Co	164
81,380		McCormick & Co, Inc	11,331
9,193	e	MGP Ingredients, Inc	524
109,880		Molson Coors Brewing Co (Class B)	6,171
957,442		Mondelez International, Inc	38,326
257,472	*	Monster Beverage Corp	12,673
8,574	*	National Beverage Corp	615
940,801		PepsiCo, Inc	103,940
1,034,498		Philip Morris International, Inc	69,063
9,633	*	Pilgrim’s Pride Corp	149
40,868	*	Post Holdings, Inc	3,643
18,742	*	Primo Water Corp	263
14,731		Sanderson Farms, Inc	1,463
192		Seaboard Corp	679
5,451	*	Seneca Foods Corp	154
40,880	*	Simply Good Foods Co	773
10,980	e	Tootsie Roll Industries, Inc	367
40,066	*	TreeHouse Foods, Inc	2,032
4,760		Turning Point Brands, Inc	130
189,676		Tyson Foods, Inc (Class A)	10,129
17,023		Universal Corp	922
50,602		Vector Group Ltd	492
		TOTAL FOOD, BEVERAGE & TOBACCO	602,661

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
1,136,754		Abbott Laboratories	82,222
28,689	*	Abiomed, Inc	9,325
56,824	*,e	Acadia Healthcare Co, Inc	1,461
58,290	*	Accuray, Inc	199
5,501	*	Addus HomeCare Corp	373
52,525	*	Align Technology, Inc	11,000
133,589	*	Allscripts Healthcare Solutions, Inc	1,288
20,714	*	Amedisys, Inc	2,426
6,596	*	American Renal Associates Holdings, Inc	76
108,196		AmerisourceBergen Corp	8,050
31,962	*	AMN Healthcare Services, Inc	1,811
26,107	*	Angiodynamics, Inc	526
10,943	*	Anika Therapeutics, Inc	368
104,354	*,e	Antares Pharma, Inc	284
173,024		Anthem, Inc	45,441
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
16,786	*,e	Apollo Medical Holdings, Inc	$333
27,261	*	athenahealth, Inc	3,597
22,609	*	AtriCure, Inc	692
1,019		Atrion Corp	755
33,829	*	Avanos Medical, Inc	1,515
18,090	*	AxoGen, Inc	370
338,312		Baxter International, Inc	22,268
175,683		Becton Dickinson & Co	39,585
86,257	*	BioScrip, Inc	308
19,708	*	BioTelemetry, Inc	1,177
919,588	*	Boston Scientific Corp	32,498
135,933	*	Brookdale Senior Living, Inc	911
25,974		Cantel Medical Corp	1,934
19,478	*	Capital Senior Living Corp	132
198,011		Cardinal Health, Inc	8,831
23,626	*	Cardiovascular Systems, Inc	673
45,319	*	Castlight Health, Inc	98
134,125	*	Centene Corp	15,465
206,553	*	Cerner Corp	10,832
71,510	*	Cerus Corp	363
10,898		Chemed Corp	3,087
246,811		Cigna Corp	46,874
11,529	*	Civitas Solutions, Inc	202
8,700	e	Computer Programs & Systems, Inc	218
19,875		Conmed Corp	1,276
32,161		Cooper Cos, Inc	8,185
7,512	*	Corvel Corp	464
25,224	*	Cross Country Healthcare, Inc	185
23,064	*	CryoLife, Inc	655
16,944	*,e	CryoPort, Inc	187
10,004	*	Cutera, Inc	170
855,970		CVS Health Corp	56,083
19,235	*,e	CytoSorbents Corp	155
415,093		Danaher Corp	42,804
84,282	*	DaVita, Inc	4,337
149,427		Dentsply Sirona, Inc	5,560
60,646	*	DexCom, Inc	7,265
34,269	*,e	Diplomat Pharmacy, Inc	461
138,363	*	Edwards Lifesciences Corp	21,193
62,923		Encompass Health Corp	3,882
35,447		Ensign Group, Inc	1,375
45,708	*	Evolent Health, Inc	912
4,418	*	FONAR Corp	89
28,070	*	Genesis Health Care, Inc	33
30,765	*,e	GenMark Diagnostics, Inc	150
20,642	*	Glaukos Corp	1,159
48,523	*	Globus Medical, Inc	2,100
9,581	*	Guardant Health, Inc	360
36,085	*	Haemonetics Corp	3,610
184,554		HCA Holdings, Inc	22,968
35,870	*	HealthEquity, Inc	2,140
18,780		HealthStream, Inc	454
99,573	*	Henry Schein, Inc	7,818
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
4,605	*	Heska Corp	$397
47,607		Hill-Rom Holdings, Inc	4,216
60,877	*	HMS Holdings Corp	1,712
184,551	*	Hologic, Inc	7,585
91,469		Humana, Inc	26,204
10,885	*	ICU Medical, Inc	2,500
57,119	*	IDEXX Laboratories, Inc	10,625
12,244	*	Inogen Inc	1,520
43,464	*,e	Inovalon Holdings, Inc	616
5,311	*	Inspire Medical Systems, Inc	224
41,898	*	Insulet Corp	3,323
22,691	*	Integer Holding Corp	1,730
44,740	*	Integra LifeSciences Holdings Corp	2,018
4,136	*	IntriCon Corp	109
75,275	*	Intuitive Surgical, Inc	36,051
23,110		Invacare Corp	99
16,105	*	iRhythm Technologies, Inc	1,119
66,643	*	Laboratory Corp of America Holdings	8,421
18,233	*	Lantheus Holdings, Inc	285
9,523		LeMaitre Vascular, Inc	225
19,826	*	LHC Group, Inc	1,861
33,006	*	LivaNova plc	3,019
16,931	*	Magellan Health Services, Inc	963
32,408	*	Masimo Corp	3,480
132,491		McKesson Corp	14,636
40,701	*	Medidata Solutions, Inc	2,744
63,033	*	MEDNAX, Inc	2,080
899,311		Medtronic plc	81,801
31,965		Meridian Bioscience, Inc	555
35,220	*	Merit Medical Systems, Inc	1,966
41,890	*	Molina Healthcare, Inc	4,868
7,753		National Healthcare Corp	608
5,598		National Research Corp	214
24,197	*	Natus Medical, Inc	823
35,733	*	Neogen Corp	2,037
19,942	*	Nevro Corp	776
37,773	*	NextGen Healthcare, Inc	572
41,426	*	Novocure Ltd	1,387
36,380	*	NuVasive, Inc	1,803
9,426	*	Nuvectra Corp	154
45,234	*	NxStage Medical, Inc	1,295
26,681	*	Omnicell, Inc	1,634
40,487	*	OraSure Technologies, Inc	473
12,159	*	Orthofix International NV	638
43,714		Owens & Minor, Inc	277
14,688	*	Oxford Immunotec Global plc	188
57,408		Patterson Cos, Inc	1,129
21,136	*	Penumbra, Inc	2,583
5,304	*,e	PetIQ, Inc	125
33,935	*	Premier, Inc	1,268
8,662	*	Providence Service Corp	520
6,666	e	Pulse Biosciences, Inc	76
86,772		Quest Diagnostics, Inc	7,226
20,943	*	Quidel Corp	1,022
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
72,154	*	R1 RCM, Inc	$574
25,914	*	RadNet, Inc	264
93,908		Resmed, Inc	10,693
37,335	*,e	Rockwell Medical, Inc	84
38,631	*	RTI Biologics, Inc	143
77,335	*	Select Medical Holdings Corp	1,187
45,067	*,e	Senseonics Holdings, Inc	117
10,185	*	Sientra, Inc	129
7,680		Simulations Plus, Inc	153
26,141	*	Staar Surgical Co	834
54,225		STERIS Plc	5,794
224,507		Stryker Corp	35,191
13,353	*,e	Surgery Partners, Inc	131
10,275	*	SurModics, Inc	486
6,560	*	Tabula Rasa HealthCare, Inc	418
6,719	*,e	Tactile Systems Technology, Inc	306
30,224	*	Tandem Diabetes Care, Inc	1,148
38,788	*,e	Teladoc, Inc	1,923
29,977		Teleflex, Inc	7,748
59,665	*	Tenet Healthcare Corp	1,023
26,395	*	Tivity Health, Inc	655
105,717	*,e	TransEnterix, Inc	239
18,039	*	Triple-S Management Corp (Class B)	314
635,283		UnitedHealth Group, Inc	158,262
57,391		Universal Health Services, Inc (Class B)	6,690
9,158		US Physical Therapy, Inc	937
2,349		Utah Medical Products, Inc	195
27,229	*	Varex Imaging Corp	645
61,190	*	Varian Medical Systems, Inc	6,933
81,875	*	Veeva Systems, Inc	7,313
19,827	*,e	ViewRay, Inc	120
20,093	*	Vocera Communications, Inc	791
31,751	*	WellCare Health Plans, Inc	7,496
51,937		West Pharmaceutical Services, Inc	5,091
76,096	*,e	Wright Medical Group NV	2,071
135,880		Zimmer Biomet Holdings, Inc	14,094
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,087,570

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
7,431	*	Central Garden & Pet Co	256
24,471	*	Central Garden and Pet Co (Class A)	765
167,255		Church & Dwight Co, Inc	10,999
84,999		Clorox Co	13,102
564,224		Colgate-Palmolive Co	33,583
303,286		Coty, Inc	1,990
41,449	*	Edgewell Personal Care Co	1,548
15,146	*,e	elf Beauty, Inc	131
44,546		Energizer Holdings, Inc	2,011
144,911		Estee Lauder Cos (Class A)	18,853
69,622	*	Herbalife Ltd	4,104
12,258		Inter Parfums, Inc	804
234,203		Kimberly-Clark Corp	26,685
7,966		Medifast, Inc	996
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
5,685	e	Natural Health Trends Corp	$105
5,868	*	Nature’s Sunshine Products, Inc	48
36,417		Nu Skin Enterprises, Inc (Class A)	2,233
3,981		Oil-Dri Corp of America	105
1,658,605		Procter & Gamble Co	152,459
8,319	*,e	Revlon, Inc (Class A)	209
22,541		Spectrum Brands Holdings, Inc	952
8,349	*	USANA Health Sciences, Inc	983
9,183	e	WD-40 Co	1,683
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	274,604

INSURANCE - 4.2%
506,507		Aflac, Inc	23,076
10,050		Alleghany Corp	6,264
227,832		Allstate Corp	18,826
32,424	*	AMBAC Financial Group, Inc	559
61,796		American Equity Investment Life Holding Co	1,727
43,725		American Financial Group, Inc	3,958
595,178		American International Group, Inc	23,456
5,469		American National Insurance Co	696
13,468		Amerisafe, Inc	764
159,841		Aon plc	23,234
243,531	*	Arch Capital Group Ltd	6,507
24,041		Argo Group International Holdings Ltd	1,617
119,205		Arthur J. Gallagher & Co	8,785
43,239		Aspen Insurance Holdings Ltd	1,816
38,716		Assurant, Inc	3,463
75,307		Assured Guaranty Ltd	2,883
96,464	*	Athene Holding Ltd	3,842
58,873		Axis Capital Holdings Ltd	3,040
1,287,349	*	Berkshire Hathaway, Inc (Class B)	262,851
80,775	*	Brighthouse Financial, Inc	2,462
144,728		Brown & Brown, Inc	3,989
307,361		Chubb Ltd	39,705
102,852		Cincinnati Financial Corp	7,963
32,879	*,e	Citizens, Inc (Class A)	247
17,827		CNA Financial Corp	787
123,157		Conseco, Inc	1,833
11,609		Crawford & Co (Class B)	104
7,812		Donegal Group, Inc (Class A)	107
11,930	*	eHealth, Inc	458
6,754		EMC Insurance Group, Inc	215
23,170		Employers Holdings, Inc	972
8,013	*	Enstar Group Ltd	1,343
17,977		Erie Indemnity Co (Class A)	2,397
26,539		Everest Re Group Ltd	5,779
7,071		FBL Financial Group, Inc (Class A)	464
10,321		FedNat Holding Co	206
67,815		First American Financial Corp	3,027
172,857		FNF Group	5,435
339,186	*	Genworth Financial, Inc (Class A)	1,581
6,929		Global Indemnity Ltd	251
6,616	*,e	Goosehead Insurance, Inc	174
20,683	*,e	Greenlight Capital Re Ltd (Class A)	178
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
7,438	*	Hallmark Financial Services	$80
30,826		Hanover Insurance Group, Inc	3,600
226,634		Hartford Financial Services Group, Inc	10,074
5,533		HCI Group, Inc	281
8,194	*,e	Health Insurance Innovations, Inc	219
18,411	e	Heritage Insurance Holdings, Inc	271
29,606		Horace Mann Educators Corp	1,109
5,237		Independence Holding Co	184
1,119		Investors Title Co	198
12,617		James River Group Holdings Ltd	461
38,336		Kemper Corp	2,545
7,037		Kingstone Cos, Inc	124
10,502		Kinsale Capital Group, Inc	583
146,331		Lincoln National Corp	7,508
177,981		Loews Corp	8,102
48,335		Maiden Holdings Ltd	80
9,220	*	Markel Corp	9,571
336,456		Marsh & McLennan Cos, Inc	26,832
59,989	*	MBIA, Inc	535
20,342		Mercury General Corp	1,052
563,187		Metlife, Inc	23,124
35,673		National General Holdings Corp	864
1,551		National Western Life Group, Inc	466
15,353		Navigators Group, Inc	1,067
7,308	*	NI Holdings, Inc	115
192,340		Old Republic International Corp	3,956
27,126		Primerica, Inc	2,650
192,618		Principal Financial Group	8,508
37,307		ProAssurance Corp	1,513
380,107		Progressive Corp	22,932
6,904		Protective Insurance Corp	115
274,700		Prudential Financial, Inc	22,402
41,571		Reinsurance Group of America, Inc (Class A)	5,830
28,612		RenaissanceRe Holdings Ltd	3,825
27,824		RLI Corp	1,920
11,093		Safety Insurance Group, Inc	908
42,211		Selective Insurance Group, Inc	2,572
11,039		State Auto Financial Corp	376
15,315		Stewart Information Services Corp	634
51,271	*	Third Point Reinsurance Ltd	494
22,143		Tiptree Financial, Inc	124
69,267		Torchmark Corp	5,162
178,544		Travelers Cos, Inc	21,381
15,868	*,e	Trupanion, Inc	404
16,104		United Fire & Casualty Co	893
12,682		United Insurance Holdings Corp	211
22,402		Universal Insurance Holdings, Inc	849
142,945		UnumProvident Corp	4,200
59,812		W.R. Berkley Corp	4,421
2,317		White Mountains Insurance Group Ltd	1,987
86,010		Willis Towers Watson plc	13,061
		TOTAL INSURANCE	707,414
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
MATERIALS - 3.0%
20,886	*	A Schulman, Inc	$40
15,014	e	Advanced Emissions Solutions, Inc	158
22,501	*	AdvanSix, Inc	548
16,379	*,e	AgroFresh Solutions, Inc	62
143,595		Air Products & Chemicals, Inc	22,982
228,124	*,e	AK Steel Holding Corp	513
73,578	e	Albemarle Corp	5,671
122,406	*	Alcoa Corp	3,254
78,013	*,e	Allegheny Technologies, Inc	1,698
20,501		American Vanguard Corp	311
36,989		Aptargroup, Inc	3,480
13,288		Ardagh Group S.A.	147
43,629		Ashland Global Holdings, Inc	3,096
57,376		Avery Dennison Corp	5,154
153,684	*	Axalta Coating Systems Ltd	3,599
23,190		Balchem Corp	1,817
221,402		Ball Corp	10,180
53,485		Bemis Co, Inc	2,455
79,377	*	Berry Plastics Group, Inc	3,773
27,727		Boise Cascade Co	661
43,691		Cabot Corp	1,876
31,590		Carpenter Technology Corp	1,125
90,417		Celanese Corp (Series A)	8,135
36,798	*	Century Aluminum Co	269
154,694		CF Industries Holdings, Inc	6,731
5,158		Chase Corp	516
119,808		Chemours Co	3,381
11,678	*	Clearwater Paper Corp	285
213,712	*,e	Cleveland-Cliffs, Inc	1,643
119,550	*	Coeur Mining, Inc	534
83,562		Commercial Metals Co	1,339
22,798		Compass Minerals International, Inc	950
76,387	*	Crown Holdings, Inc	3,175
45,300		Domtar Corp	1,591
1,526,619		DowDuPont, Inc	81,644
34,107		Eagle Materials, Inc	2,082
92,042		Eastman Chemical Co	6,729
169,882		Ecolab, Inc	25,032
60,041	*	Ferro Corp	941
47,286	*	Ferroglobe plc	0
40,724	*,e	Flotek Industries, Inc	44
89,953		FMC Corp	6,653
941,449		Freeport-McMoRan Copper & Gold, Inc (Class B)	9,706
17,819		FutureFuel Corp	283
48,995	*	GCP Applied Technologies, Inc	1,203
39,231		Gold Resource Corp	157
224,514		Graphic Packaging Holding Co	2,389
3,993		Greif, Inc	177
18,292		Greif, Inc (Class A)	679
34,325		H.B. Fuller Co	1,465
7,923		Hawkins, Inc	324
9,402		Haynes International, Inc	248
335,463		Hecla Mining Co	792
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
143,018		Huntsman Corp	$2,759
30,403	*	Ingevity Corp	2,544
14,138		Innophos Holdings, Inc	347
17,291		Innospec, Inc	1,068
67,026		International Flavors & Fragrances, Inc	9,000
276,554		International Paper Co	11,162
67,354	*	Intrepid Potash, Inc	175
12,178		Kaiser Aluminum Corp	1,087
15,231	*	Koppers Holdings, Inc	260
21,628	*	Kraton Polymers LLC	472
14,288		Kronos Worldwide, Inc	165
366,581		Linde plc	57,201
15,331	*	Livent Corp	212
104,108		Louisiana-Pacific Corp	2,313
15,120	*,e	LSB Industries, Inc	83
210,084		LyondellBasell Industries AF S.C.A	17,471
42,490		Martin Marietta Materials, Inc	7,303
14,781		Materion Corp	665
23,990		Minerals Technologies, Inc	1,232
233,459		Mosaic Co	6,819
18,118		Myers Industries, Inc	274
10,909		Neenah Paper, Inc	643
5,424		NewMarket Corp	2,235
348,477		Newmont Mining Corp	12,075
207,804		Nucor Corp	10,766
119,149		Olin Corp	2,396
6,559		Olympic Steel, Inc	94
32,453	*	Omnova Solutions, Inc	238
90,414	*	Owens-Illinois, Inc	1,559
63,758		Packaging Corp of America	5,321
32,454		PH Glatfelter Co	317
159,281	*	Platform Specialty Products Corp	1,645
58,890		PolyOne Corp	1,684
164,693		PPG Industries, Inc	16,837
20,162	*	PQ Group Holdings, Inc	299
9,399		Quaker Chemical Corp	1,670
31,957	e	Rayonier Advanced Materials, Inc	340
50,286		Reliance Steel & Aluminum Co	3,579
41,577		Royal Gold, Inc	3,561
85,949		RPM International, Inc	5,052
8,418	*	Ryerson Holding Corp	53
19,399		Schnitzer Steel Industries, Inc (Class A)	418
20,766		Schweitzer-Mauduit International, Inc	520
30,897		Scotts Miracle-Gro Co (Class A)	1,899
109,559		Sealed Air Corp	3,817
23,291		Sensient Technologies Corp	1,301
56,197		Sherwin-Williams Co	22,111
52,654		Silgan Holdings, Inc	1,244
58,033		Sonoco Products Co	3,083
56,197		Southern Copper Corp (NY)	1,729
156,511		Steel Dynamics, Inc	4,702
14,267		Stepan Co	1,056
78,354	*	Summit Materials, Inc	972
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
48,451	*	SunCoke Energy, Inc	$414
207,059	*	Tahoe Resources, Inc	756
29,755	*,e	TimkenSteel Corp	260
15,246	*	Trecora Resources	119
19,671		Tredegar Corp	312
23,427		Trinseo S.A.	1,072
47,159		Tronox Ltd	367
4,630	*	UFP Technologies, Inc	139
1,357		United States Lime & Minerals, Inc	96
113,186		United States Steel Corp	2,065
11,048	*,e	US Concrete, Inc	390
16,839		Valhi, Inc	32
120,028		Valvoline, Inc	2,323
22,885	*	Verso Corp	513
90,183		Vulcan Materials Co	8,910
11,178		Warrior Met Coal, Inc	270
24,489		Westlake Chemical Corp	1,620
166,890		WestRock Co	6,302
31,289		Worthington Industries, Inc	1,090
48,393		WR Grace and Co	3,141
		TOTAL MATERIALS	507,716

MEDIA & ENTERTAINMENT - 7.1%
501,312		Activision Blizzard, Inc	23,346
198,681	*	Alphabet, Inc (Class A)	207,614
202,492	*	Alphabet, Inc (Class C)	209,703
39,663	e	AMC Entertainment Holdings, Inc	487
27,567	*	AMC Networks, Inc	1,513
2,913		Cable One, Inc	2,389
10,137	*	Care.com, Inc	196
33,333	*	Cargurus, Inc	1,124
51,951	*	Cars.com, Inc	1,117
218,673		CBS Corp (Class B)	9,560
57,360	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	159
115,773	*	Charter Communications, Inc	32,992
76,895		Cinemark Holdings, Inc	2,753
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	146
3,039,553		Comcast Corp (Class A)	103,497
772	*,e	Daily Journal Corp	181
89,117	*,e	Discovery, Inc (Class A)	2,205
216,367	*	Discovery, Inc (Class C)	4,994
140,931	*	DISH Network Corp (Class A)	3,519
197,158	*	Electronic Arts, Inc	15,558
11,002		Emerald Expositions Events, Inc	136
88,350		Entercom Communications Corp (Class A)	504
50,932		Entravision Communications Corp (Class A)	148
20,620	*,e	Eros International plc	171
42,935		EW Scripps Co (Class A)	675
1,582,192	*	Facebook, Inc	207,409
10,504	*,e	Fluent, Inc	38
86,657		Gannett Co, Inc	739
68,741	*	GCI Liberty, Inc	2,829
54,344	*	Glu Mobile, Inc	439
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
46,930	*	Gray Television, Inc	$692
11,523	*	Hemisphere Media Group, Inc	140
49,755	*	IAC/InterActiveCorp	9,107
42,177	*	Imax Corp	793
256,720		Interpublic Group of Cos, Inc	5,296
30,218		John Wiley & Sons, Inc (Class A)	1,419
7,655	*	Liberty Braves Group (Class A)	191
25,374	*	Liberty Braves Group (Class C)	632
17,476	*	Liberty Broadband Corp (Class A)	1,255
67,609	*	Liberty Broadband Corp (Class C)	4,870
77,076	*	Liberty Latin America Ltd	1,123
29,453	*	Liberty Latin America Ltd (Class A)	426
15,619	*	Liberty Media Group (Class A)	464
123,792	*	Liberty Media Group (Class C)	3,800
50,898	*	Liberty SiriusXM Group (Class A)	1,873
102,962	*	Liberty SiriusXM Group (Class C)	3,807
53,282	*	Liberty TripAdvisor Holdings, Inc	847
37,150	e	Lions Gate Entertainment Corp (Class A)	598
71,817	e	Lions Gate Entertainment Corp (Class B)	1,069
96,974	*	Live Nation, Inc	4,776
9,932	*	Loral Space & Communications, Inc	370
13,200	*	Madison Square Garden Co	3,534
14,211		Marcus Corp	561
35,129	e	Match Group, Inc	1,502
37,799	*	MDC Partners, Inc	99
46,865	*	Meet Group, Inc	217
27,920	e	Meredith Corp	1,450
43,336	*	MSG Networks, Inc	1,021
46,358		National CineMedia, Inc	300
277,571	*	NetFlix, Inc	74,295
36,183		New Media Investment Group, Inc	419
89,935		New York Times Co (Class A)	2,005
268,456		News Corp (Class A)	3,047
86,319		News Corp (Class B)	997
31,898		Nexstar Broadcasting Group, Inc (Class A)	2,508
146,186		Omnicom Group, Inc	10,707
163,222	*	Pandora Media, Inc	1,320
20,643	*	QuinStreet, Inc	335
12,373	*	Reading International, Inc	180
13,437	*	Rosetta Stone, Inc	220
3,161		Saga Communications, Inc	105
19,984		Scholastic Corp	805
51,858		Sinclair Broadcast Group, Inc (Class A)	1,366
877,533	e	Sirius XM Holdings, Inc	5,011
73,771	*	Take-Two Interactive Software, Inc	7,594
12,153	*	TechTarget, Inc	148
156,124		TEGNA, Inc	1,697
52,414		Tribune Co	2,378
15,283	*	Tribune Publishing Co	173
71,015	*	TripAdvisor, Inc	3,831
44,667	*	TrueCar, Inc	405
693,032		Twenty-First Century Fox, Inc	33,349
320,320		Twenty-First Century Fox, Inc (Class B)	15,305
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
466,692	*	Twitter, Inc	$13,413
7,706	e	Viacom, Inc	214
233,649		Viacom, Inc (Class B)	6,005
991,300		Walt Disney Co	108,696
15,148	*	WideOpenWest, Inc	108
27,047		World Wrestling Entertainment, Inc (Class A)	2,021
56,028	*	Yelp, Inc	1,960
38,071	*	Zillow Group, Inc	1,197
76,096	*,e	Zillow Group, Inc (Class C)	2,403
549,506	*	Zynga, Inc	2,160
		TOTAL MEDIA & ENTERTAINMENT	1,194,750

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
1,007,898		AbbVie, Inc	92,918
18,729	*,e	Abeona Therapeutics, Inc	134
70,913	*	Acadia Pharmaceuticals, Inc	1,147
18,841	*,e	Accelerate Diagnostics, Inc	217
22,847	*	Acceleron Pharma, Inc	995
21,294	*,e	Achaogen, Inc	26
86,253	*	Achillion Pharmaceuticals, Inc	137
14,790	*	Aclaris Therapeutics, Inc	109
31,389	*	Acorda Therapeutics, Inc	489
12,735	*,e	Adamas Pharmaceuticals, Inc	109
26,641	*	Aduro Biotech, Inc	70
36,900	*	Adverum Biotechnologies, Inc	116
21,807	*	Aerie Pharmaceuticals, Inc	787
56,789	*,e	Agenus, Inc	135
214,820		Agilent Technologies, Inc	14,492
34,493	*,e	Agios Pharmaceuticals, Inc	1,590
25,712	*	Aimmune Therapeutics, Inc	615
10,845	*,e	Akcea Therapeutics, Inc	327
48,526	*,e	Akebia Therapeutics, Inc	268
64,824	*	Akorn, Inc	220
6,175	*	Albireo Pharma, Inc	151
34,164	*	Alder Biopharmaceuticals, Inc	350
142,239	*	Alexion Pharmaceuticals, Inc	13,848
110,420	*	Alkermes plc	3,258
5,532	*,e	Allakos, Inc	289
228,222		Allergan plc	30,504
14,115	*	Allogene Therapeutics, Inc	380
60,843	*	Alnylam Pharmaceuticals, Inc	4,436
25,493	*	AMAG Pharmaceuticals, Inc	387
423,981		Amgen, Inc	82,536
128,302	*,e	Amicus Therapeutics, Inc	1,229
53,162	*	Amneal Pharmaceuticals, Inc	719
25,774	*	Amphastar Pharmaceuticals, Inc	513
12,566	*	AnaptysBio, Inc	802
5,767	*	ANI Pharmaceuticals, Inc	260
24,477	*	Apellis Pharmaceuticals, Inc	323
8,900	*	Aptinyx, Inc	147
29,050	*	Aratana Therapeutics, Inc	178
23,940	*	Arbutus Biopharma Corp	92
20,717	*,e	Arcus Biosciences, Inc	223
22,973	*	Ardelyx, Inc	41
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
33,642	*	Arena Pharmaceuticals, Inc	$1,310
58,861	*	Arqule, Inc	163
126,892	*	Array Biopharma, Inc	1,808
58,978	*,e	Arrowhead Research Corp	733
10,043	*	Assembly Biosciences, Inc	227
44,278	*	Assertio Therapeutics, Inc.	160
27,557	*	Atara Biotherapeutics, Inc	957
28,525	*,e	Athenex, Inc	362
52,762	*,e	Athersys, Inc	76
21,700	*	Audentes Therapeutics, Inc	463
68,882	*,e	AVEO Pharmaceuticals, Inc	110
33,858	*	Avid Bioservices, Inc	139
19,950	*	Bellicum Pharmaceuticals, Inc	58
53,741	*	BioCryst Pharmaceuticals, Inc	434
133,809	*	Biogen Idec, Inc	40,266
18,525	*	Biohaven Pharmaceutical Holding Co Ltd	685
120,472	*	BioMarin Pharmaceutical, Inc	10,258
15,362	*	Bio-Rad Laboratories, Inc (Class A)	3,567
3,856	*	Biospecifics Technologies Corp	234
25,935		Bio-Techne Corp	3,753
56,186	*,e	BioTime, Inc	51
33,689	*	Bluebird Bio, Inc	3,342
28,144	*	Blueprint Medicines Corp	1,517
1,095,192		Bristol-Myers Squibb Co	56,928
76,600		Bruker BioSciences Corp	2,280
21,820	*	Calithera Biosciences, Inc	88
5,849	*,e	Calyxt, Inc	61
23,380	*	Cambrex Corp	883
19,366	*,e	Cara Therapeutics Inc	252
21,908	*	CareDx, Inc	551
33,837	*,e	CASI Pharmaceuticals, Inc	136
90,837	*	Catalent, Inc	2,832
50,782	*	Catalyst Pharmaceuticals, Inc	98
472,603	*	Celgene Corp	30,289
34,386	*	Charles River Laboratories International, Inc	3,892
18,304	*	ChemoCentryx, Inc	200
30,594	*	Chimerix, Inc	79
14,633	*,e	Clearside Biomedical, Inc	16
28,355	*,e	Clovis Oncology, Inc	509
23,538	*	Codexis, Inc	393
15,129	*,e	Cohbar, Inc	47
27,864	*	Coherus Biosciences, Inc	252
16,286	*,e	Collegium Pharmaceutical, Inc	280
11,239	*	Concert Pharmaceuticals Inc	141
32,828	*,e	Corbus Pharmaceuticals Holdings, Inc	192
65,375	*,e	Corcept Therapeutics, Inc	873
15,295	*,e	Corium International, Inc	3
6,717	*	Corvus Pharmaceuticals, Inc	25
34,612	*,e	CTI BioPharma Corp	25
11,975	*,e	Cue Biopharma, Inc	56
39,943	*	Cymabay Therapeutics, Inc	314
30,153	*	Cytokinetics, Inc	191
21,311	*	CytomX Therapeutics, Inc	322
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
5,156	*	Deciphera Pharmaceuticals, Inc	$108
11,457	*,e	Denali Therapeutics, Inc	237
27,246	*	Dermira, Inc	196
30,105	*	Dicerna Pharmaceuticals Inc	322
7,981	*,e	Dova Pharmaceuticals, Inc	61
84,059	*	Durect Corp	41
35,256	*,e	Dynavax Technologies Corp	323
6,368	*	Eagle Pharmaceuticals, Inc	257
24,325	*	Editas Medicine, Inc	553
48,178	*,e	Elanco Animal Health, Inc	1,519
625,362		Eli Lilly & Co	72,367
14,575	*	Eloxx Pharmaceuticals, Inc	175
24,015	*	Emergent Biosolutions, Inc	1,424
11,786	*	Enanta Pharmaceuticals, Inc	835
161,263	*	Endo International plc	1,177
27,058	*	Enzo Biochem, Inc	75
29,818	*	Epizyme, Inc	184
9,694	*,e	Esperion Thereapeutics, Inc	446
79,297	*	Exact Sciences Corp	5,004
189,826	*	Exelixis, Inc	3,734
24,636	*	Fate Therapeutics, Inc	316
50,667	*	FibroGen, Inc	2,345
19,800	*	Five Prime Therapeutics, Inc	184
19,463	*,e	Flexion Therapeutics Inc	220
20,851	*	Fluidigm Corp	180
5,695	*	G1 Therapeutics, Inc	109
14,071	*	Genomic Health, Inc	906
114,325	*,e	Geron Corp	114
866,742		Gilead Sciences, Inc	54,215
26,450	*	Global Blood Therapeutics, Inc	1,086
22,784	*	GlycoMimetics Inc	216
79,065	*	Halozyme Therapeutics, Inc	1,157
32,353	*	Heron Therapeutics, Inc	839
11,341	*,e	Homology Medicines, Inc	254
118,653	*	Horizon Pharma plc	2,318
7,873	*	Idera Pharmaceuticals, Inc	22
98,364	*	Illumina, Inc	29,502
8,484	*	Immune Design Corp	11
65,469	*	Immunogen, Inc	314
89,330	*,e	Immunomedics, Inc	1,275
116,540	*	Incyte Corp	7,411
55,553	*	Innoviva, Inc	969
49,160	*	Inovio Pharmaceuticals, Inc	197
45,452	*	Insmed, Inc	596
17,481	*,e	Insys Therapeutics, Inc	61
10,757	*	Intellia Therapeutics, Inc	147
12,921	*	Intercept Pharmaceuticals, Inc	1,302
18,642	*	Intersect ENT, Inc	525
25,348	*	Intra-Cellular Therapies, Inc	289
39,434	*,e	Intrexon Corp	258
27,249	*	Invitae Corp	301
89,084	*	Ionis Pharmaceuticals, Inc	4,816
34,093	*	Iovance Biotherapeutics, Inc	302
105,688	*	IQVIA Holdings, Inc	12,278
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
95,014	*	Ironwood Pharmaceuticals, Inc	$984
40,066	*	Jazz Pharmaceuticals plc	4,967
1,785,129		Johnson & Johnson	230,371
4,482	*	Jounce Therapeutics, Inc	15
47,099	*,e	Kadmon Holdings, Inc	98
5,857	*	Kala Pharmaceuticals, Inc	29
23,632	*	Karyopharm Therapeutics, Inc	221
15,620	*	Kindred Biosciences Inc	171
10,057	*	Kura Oncology, Inc	141
12,410	*,e	La Jolla Pharmaceutical Co	117
19,506	*,e	Lannett Co, Inc	97
30,110	*,e	Lexicon Pharmaceuticals, Inc	200
14,752	*	Ligand Pharmaceuticals, Inc (Class B)	2,002
17,994	*	Loxo Oncology, Inc	2,520
31,134		Luminex Corp	720
23,459	*	MacroGenics, Inc	298
3,934	*,e	Madrigal Pharmaceuticals, Inc	443
47,591	*	Mallinckrodt plc	752
94,899	*,e	MannKind Corp	101
24,678	*,e	Marinus Pharmaceuticals, Inc	71
49,764	*,e	Medicines Co	952
22,034	*,e	MediciNova, Inc	180
5,025	*	Medpace Holdings, Inc	266
6,150	*	Melinta Therapeutics, Inc	5
8,441	*,e	Mersana Therapeutics, Inc	34
16,303	*	Mettler-Toledo International, Inc	9,221
18,922	*	Minerva Neurosciences, Inc	128
10,019	*,e	Miragen Therapeutics, Inc	30
12,275	*	Mirati Therapeutics, Inc	521
53,355	*	Momenta Pharmaceuticals, Inc	589
350,312	*	Mylan NV	9,599
20,674	*	MyoKardia, Inc	1,010
46,607	*	Myriad Genetics, Inc	1,355
10,862	*	NanoString Technologies, Inc	161
22,232	*,e	NantKwest, Inc	26
19,889	*	Natera, Inc	278
106,507	*	Nektar Therapeutics	3,501
38,546	*	NeoGenomics, Inc	486
10,102	*,e	Neos Therapeutics, Inc	17
63,342	*	Neurocrine Biosciences, Inc	4,523
14,869	*,e	NewLink Genetics Corp	23
197,987	*,e	Novavax, Inc	364
19,320	*,e	Nymox Pharmaceutical Corp	25
13,115	*,e	Ocular Therapeutix, Inc	52
29,642	*,e	Omeros Corp	330
238,337	*,e	Opko Health, Inc	717
10,903	*,e	Optinose, Inc	68
60,008	*	Organovo Holdings, Inc	57
4,292	*	Ovid therapeutics, Inc	10
55,440	*	Pacific Biosciences of California, Inc	410
28,237	*	Pacira Pharmaceuticals, Inc	1,215
17,330	*,e	Paratek Pharmaceuticals, Inc	89
120,653	*	PDL BioPharma, Inc	350
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
73,051		PerkinElmer, Inc	$5,738
92,108		Perrigo Co plc	3,569
3,856,957		Pfizer, Inc	168,356
12,927		Phibro Animal Health Corp	416
24,527	*	Pieris Pharmaceuticals, Inc	65
5,876	*,e	PolarityTE, Inc	79
36,240	*,e	Portola Pharmaceuticals, Inc	707
34,913	*	PRA Health Sciences, Inc	3,211
38,233	*	Prestige Brands Holdings, Inc	1,181
51,583	*	Progenics Pharmaceuticals, Inc	217
27,579	*	Prothena Corp plc	284
25,096	*	PTC Therapeutics, Inc	861
20,506	*,e	Puma Biotechnology, Inc	417
149,997	*	QIAGEN NV	5,167
8,205	*	Ra Pharmaceuticals, Inc	149
27,010	*	Radius Health, Inc	445
6,375	*	Reata Pharmaceuticals, Inc	358
8,471	*	Recro Pharma, Inc	60
53,535	*	Regeneron Pharmaceuticals, Inc	19,995
19,715	*	REGENXBIO, Inc	827
24,847	*	Repligen Corp	1,310
25,726	*	Retrophin, Inc	582
15,494	*	Revance Therapeutics, Inc	312
6,147	*	Rhythm Pharmaceuticals, Inc	165
86,450	*	Rigel Pharmaceuticals, Inc	199
14,146	*,e	Rocket Pharmaceuticals, Inc	210
28,996	*	Sage Therapeutics, Inc	2,778
52,234	*	Sangamo Biosciences, Inc	600
42,194	*	Sarepta Therapeutics, Inc	4,605
16,939	*,e	Savara, Inc	128
1,731,153		Schering-Plough Corp	132,278
70,004	*	Seattle Genetics, Inc	3,966
8,829	*,e	Selecta Biosciences, Inc	23
13,345	*,e	Seres Therapeutics, Inc	60
10,453	*	Sienna Biopharmaceuticals, Inc	24
35,191	*,e	SIGA Technologies, Inc	278
6,168	*,e	Solid Biosciences, Inc	165
58,895	*,e	Sorrento Therapeutics, Inc	141
16,648	*,e	Spark Therapeutics, Inc	652
56,104	*	Spectrum Pharmaceuticals, Inc	491
12,168	*	Stemline Therapeutics, Inc	116
34,621	*	Supernus Pharmaceuticals, Inc	1,150
6,983	*	Syndax Pharmaceuticals, Inc	31
39,474	*	Syneos Health, Inc	1,553
9,466	*	Syros Pharmaceuticals, Inc	53
17,332	*,e	T2 Biosystems, Inc	52
29,885	*,e	Teligent, Inc	41
26,872	*,e	TESARO, Inc	1,995
26,726	*	Tetraphase Pharmaceuticals, Inc	30
34,724	*,e	TG Therapeutics, Inc	142
114,084	*,e	TherapeuticsMD, Inc	435
29,259	*,e	Theravance Biopharma, Inc	749
266,612		Thermo Fisher Scientific, Inc	59,665
6,159	*,e	Tocagen, Inc	51
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
7,799	*	Tricida, Inc	$184
68,656	*,e	Tyme Technologies, Inc	253
28,669	*	Ultragenyx Pharmaceutical, Inc	1,247
28,234	*	United Therapeutics Corp	3,075
16,428	*,e	UNITY Biotechnology, Inc	267
31,395	*	Vanda Pharmaceuticals, Inc	820
16,367	*	Veracyte, Inc	206
35,826	*,e	Verastem, Inc	120
24,994	*	Vericel Corp	435
171,783	*	Vertex Pharmaceuticals, Inc	28,466
29,514	*,e	Viking Therapeutics, Inc	226
8,673	*	Voyager Therapeutics, Inc	82
52,057	*	Waters Corp	9,821
8,910	*,e	WaVe Life Sciences Pte Ltd	375
27,098	*	Xencor Inc	980
20,380	*	Zafgen, Inc	101
90,754	*,e	ZIOPHARM Oncology, Inc	170
322,732		Zoetis, Inc	27,606
17,421	*	Zogenix, Inc	635
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,425,632

REAL ESTATE - 3.9%
60,331		Acadia Realty Trust	1,433
18,415		Agree Realty Corp	1,089
47,563		Alexander & Baldwin, Inc	874
1,329		Alexander’s, Inc	405
69,354		Alexandria Real Estate Equities, Inc	7,992
8,343	*,e	Altisource Portfolio Solutions S.A.	188
28,646		American Assets Trust, Inc	1,151
96,842		American Campus Communities, Inc	4,008
164,177		American Homes 4 Rent	3,259
291,872		American Tower Corp	46,171
56,964		Americold Realty Trust	1,455
102,548		Apartment Investment & Management Co (Class A)	4,500
113,878		Apple Hospitality REIT, Inc	1,624
31,681		Armada Hoffler Properties, Inc	445
56,474		Ashford Hospitality Trust, Inc	226
92,922		AvalonBay Communities, Inc	16,173
16,903		Bluerock Residential Growth REIT, Inc	152
102,627		Boston Properties, Inc	11,551
20,771		BraeMar Hotels & Resorts, Inc	185
121,360		Brandywine Realty Trust	1,562
218,369		Brixmor Property Group, Inc	3,208
102,767		Brookfield Property REIT, Inc	1,655
61,667		Camden Property Trust	5,430
50,740		CareTrust REIT, Inc	937
29,192		CatchMark Timber Trust Inc	207
124,137	e	CBL & Associates Properties, Inc	238
204,711	*	CBRE Group, Inc	8,197
62,949		Cedar Realty Trust, Inc	198
28,285		Chatham Lodging Trust	500
40,024		Chesapeake Lodging Trust	975
21,833		City Office REIT, Inc	224
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
10,462		Clipper Realty, Inc	$137
350,580		Colony Capital, Inc	1,641
83,894		Columbia Property Trust, Inc	1,623
9,586		Community Healthcare Trust, Inc	276
3,235		Consolidated-Tomoka Land Co	170
86,682		CoreCivic, Inc	1,546
9,299	e	CorEnergy Infrastructure Trust, Inc	308
7,951		CorePoint Lodging, Inc	97
24,799		Coresite Realty	2,163
72,219		Corporate Office Properties Trust	1,519
301,076		Cousins Properties, Inc	2,378
274,691		Crown Castle International Corp	29,840
131,589		CubeSmart	3,775
30,361	*	Cushman & Wakefield plc	439
62,800		CyrusOne, Inc	3,321
144,818		DiamondRock Hospitality Co	1,315
140,314		Digital Realty Trust, Inc	14,950
102,445		Douglas Emmett, Inc	3,496
236,841		Duke Realty Corp	6,134
26,096		Easterly Government Properties, Inc	409
23,492		EastGroup Properties, Inc	2,155
87,790		Empire State Realty Trust, Inc	1,249
45,571		Entertainment Properties Trust	2,918
53,440		Equinix, Inc	18,841
80,064		Equity Commonwealth	2,403
56,851		Equity Lifestyle Properties, Inc	5,522
240,533		Equity Residential	15,878
23,787		Essential Properties Realty Trust, Inc	329
44,504		Essex Property Trust, Inc	10,913
82,938		Extra Space Storage, Inc	7,504
19,962		Farmland Partners, Inc	91
48,378		Federal Realty Investment Trust	5,711
80,676		First Industrial Realty Trust, Inc	2,328
425	*,e	Forestar Group, Inc	6
44,705		Four Corners Property Trust, Inc	1,171
72,511		Franklin Street Properties Corp	452
37,147		Front Yard Residential Corp	324
4,942	*	FRP Holdings, Inc	227
124,798		Gaming and Leisure Properties, Inc	4,032
87,896		Geo Group, Inc	1,732
18,198		Getty Realty Corp	535
17,811		Gladstone Commercial Corp	319
10,990		Global Medical REIT, Inc	98
44,961		Global Net Lease, Inc	792
51,670	*,e	Government Properties Income Trust	355
35,286		Hannon Armstrong Sustainable Infrastructure Capital, Inc	672
322,762		HCP, Inc	9,015
82,789		Healthcare Realty Trust, Inc	2,354
142,087		Healthcare Trust of America, Inc	3,596
27,708		Hersha Hospitality Trust	486
14,600		HFF, Inc (Class A)	484
71,000		Highwoods Properties, Inc	2,747
94,726		Hospitality Properties Trust	2,262
476,733		Host Marriott Corp	7,947
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
24,727	*	Howard Hughes Corp	$2,414
113,109		Hudson Pacific Properties	3,287
48,914		Independence Realty Trust, Inc	449
34,891	e	Industrial Logistics Properties Trust	686
4,353	e	Innovative Industrial Properties, Inc	198
9,061		Investors Real Estate Trust	445
207,077		Invitation Homes, Inc	4,158
190,342		Iron Mountain, Inc	6,169
49,646		iStar Financial, Inc	455
62,519		JBG SMITH Properties	2,176
6,203		Jernigan Capital, Inc	123
28,591		Jones Lang LaSalle, Inc	3,620
84,885		Kennedy-Wilson Holdings, Inc	1,542
61,892		Kilroy Realty Corp	3,892
269,965		Kimco Realty Corp	3,955
55,102		Kite Realty Group Trust	776
51,720		Lamar Advertising Co	3,578
144,484		Lexington Realty Trust	1,186
90,704		Liberty Property Trust	3,799
31,791		Life Storage, Inc	2,956
26,668		LTC Properties, Inc	1,112
92,755		Macerich Co	4,014
65,387		Mack-Cali Realty Corp	1,281
11,498	*	Marcus & Millichap, Inc	395
4,532	*	Maui Land & Pineapple Co, Inc	45
20,532		MedEquities Realty Trust, Inc	140
217,243		Medical Properties Trust, Inc	3,493
77,362		Mid-America Apartment Communities, Inc	7,404
50,307		Monmouth Real Estate Investment Corp (Class A)	624
26,990		National Health Investors, Inc	2,039
96,956		National Retail Properties, Inc	4,703
31,451		National Storage Affiliates Trust	832
55,714		New Senior Investment Group, Inc	230
93,396		Newmark Group, Inc	749
12,730		NexPoint Residential Trust, Inc	446
42,262		NorthStar Realty Europe Corp	614
139,485		Omega Healthcare Investors, Inc	4,903
9,027		One Liberty Properties, Inc	219
97,077		Outfront Media, Inc	1,759
141,733		Paramount Group, Inc	1,780
136,729		Park Hotels & Resorts, Inc	3,552
85,851		Pebblebrook Hotel Trust	2,430
52,388	e	Pennsylvania REIT	311
107,460		Physicians Realty Trust	1,723
100,383		Piedmont Office Realty Trust, Inc	1,711
47,001		Potlatch Corp	1,487
21,687		Preferred Apartment Communities, Inc	305
413,024		Prologis, Inc	24,253
13,748		PS Business Parks, Inc	1,801
98,424		Public Storage, Inc	19,922
34,553		QTS Realty Trust, Inc	1,280
89,792		Rayonier, Inc	2,486
13,117		Re/Max Holdings, Inc	403
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
75,694	e	Realogy Holdings Corp	$1,111
196,087		Realty Income Corp	12,361
40,113	*,e	Redfin Corp	578
100,880		Regency Centers Corp	5,920
78,162		Retail Opportunities Investment Corp	1,241
173,060		Retail Properties of America, Inc	1,878
10,376	*	Retail Value, Inc	266
48,113		Rexford Industrial Realty, Inc	1,418
124,274		RLJ Lodging Trust	2,038
5,123		RMR Group, Inc	272
57,913		RPT Realty	692
31,992		Ryman Hospitality Properties	2,134
116,469		Sabra Healthcare REIT, Inc	1,919
7,521		Safety Income and Growth, Inc	141
6,451		Saul Centers, Inc	305
75,338	*	SBA Communications Corp	12,196
41,385		Select Income REIT	305
136,618		Senior Housing Properties Trust	1,601
18,501	e	Seritage Growth Properties	598
207,069		Simon Property Group, Inc	34,786
103,764		SITE Centers Corp	1,149
58,281		SL Green Realty Corp	4,609
28,096		Spirit MTA REIT	200
56,193		Spirit Realty Capital, Inc	1,981
33,773	*	St. Joe Co	445
64,412		STAG Industrial, Inc	1,603
178,120		Starwood Property Trust, Inc	3,511
121,165		STORE Capital Corp	3,430
4,495	*	Stratus Properties, Inc	108
73,018		Summit Hotel Properties, Inc	710
52,001		Sun Communities, Inc	5,289
159,024		Sunstone Hotel Investors, Inc	2,069
67,688	e	Tanger Factory Outlet Centers, Inc	1,369
41,435		Taubman Centers, Inc	1,885
12,164	*	Tejon Ranch Co	202
35,329		Terreno Realty Corp	1,242
34,663		Tier REIT, Inc	715
13,643	*	Trinity Place Holdings, Inc	59
175,727		UDR, Inc	6,962
20,169		UMH Properties, Inc	239
119,952		Uniti Group, Inc	1,868
9,264		Universal Health Realty Income Trust	569
70,770		Urban Edge Properties	1,176
20,808		Urstadt Biddle Properties, Inc (Class A)	400
236,538		Ventas, Inc	13,859
661,427		VEREIT, Inc	4,729
266,224		VICI Properties, Inc	5,000
117,610		Vornado Realty Trust	7,295
134,922		Washington Prime Group, Inc	656
53,425		Washington REIT	1,229
67,227		Weingarten Realty Investors	1,668
247,346		Welltower, Inc	17,168
508,966		Weyerhaeuser Co	11,126
25,132		Whitestone REIT	308
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
105,594		WP Carey, Inc	$6,899
79,064		Xenia Hotels & Resorts, Inc	1,360
		TOTAL REAL ESTATE	656,354

RETAILING - 5.9%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	224
45,849		Aaron’s, Inc	1,928
51,631		Abercrombie & Fitch Co (Class A)	1,035
46,868		Advance Auto Parts, Inc	7,380
270,555	*	Amazon.com, Inc	406,366
117,400		American Eagle Outfitters, Inc	2,269
5,481	*	America’s Car-Mart, Inc	397
13,496	*	Asbury Automotive Group, Inc	900
117,039	*	Ascena Retail Group, Inc	294
17,984	*,e	At Home Group, Inc	336
36,032	*	Autonation, Inc	1,286
16,925	*	AutoZone, Inc	14,189
29,015	*	Barnes & Noble Education, Inc	116
40,294		Barnes & Noble, Inc	286
76,045	e	Bed Bath & Beyond, Inc	861
156,505		Best Buy Co, Inc	8,288
14,390	e	Big 5 Sporting Goods Corp	37
20,052		Big Lots, Inc	580
29,091	*	BJ’s Wholesale Club Holdings, Inc	645
31,613	*	Booking Holdings, Inc	54,451
9,762	*	Boot Barn Holdings, Inc	166
14,004	e	Buckle, Inc	271
44,520	*	Burlington Stores, Inc	7,242
28,267		Caleres, Inc	787
22,123	e	Camping World Holdings, Inc	254
121,162	*	CarMax, Inc	7,600
21,643	*,e	Carvana Co	708
12,003		Cato Corp (Class A)	171
83,036		Chico’s FAS, Inc	467
12,596		Children’s Place Retail Stores, Inc	1,135
11,556		Citi Trends, Inc	236
13,169	*	Conn’s, Inc	248
11,400	*	Container Store Group, Inc	54
33,096		Core-Mark Holding Co, Inc	769
52,804		Dick’s Sporting Goods, Inc	1,647
3,340	e	Dillard’s, Inc (Class A)	201
176,699		Dollar General Corp	19,098
154,566	*	Dollar Tree, Inc	13,960
49,292		DSW, Inc (Class A)	1,217
7,236	*,e	Duluth Holdings, Inc	183
602,252	*	eBay, Inc	16,905
83,578	*	Etsy, Inc	3,976
79,113		Expedia, Inc	8,912
55,323	*	Express Parent LLC	283
34,498	*	Five Below, Inc	3,530
20,355	*,e	Floor & Decor Holdings, Inc	527
71,401		Foot Locker, Inc	3,798
6,584	*,e	Gaia, Inc	68
308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
67,461	e	GameStop Corp (Class A)	$851
152,120		Gap, Inc	3,919
13,677	*	Genesco, Inc	606
91,234		Genuine Parts Co	8,760
50,651	*,e	GNC Holdings, Inc	120
5,257		Group 1 Automotive, Inc	277
244,899	*	Groupon, Inc	784
60,011	*	GrubHub, Inc	4,609
44,451		Guess?, Inc	923
13,840		Haverty Furniture Cos, Inc	260
16,994	*	Hibbett Sports, Inc	243
766,292		Home Depot, Inc	131,664
27,375	*	Hudson Ltd	469
8,070	*	J. Jill, Inc	43
228,517	*,e	JC Penney Co, Inc	238
12,718	*	Kirkland’s, Inc	121
114,318		Kohl’s Corp	7,584
139,756		L Brands, Inc	3,588
9,431	*,e	Lands’ End, Inc	134
9,177	*	Leaf Group Ltd	63
39,468	*	Liberty Expedia Holdings, Inc	1,544
19,090	*	Liquidity Services, Inc	118
10,868	e	Lithia Motors, Inc (Class A)	830
193,627	*	LKQ Corp	4,595
544,462		Lowe’s Companies, Inc	50,286
19,294	*,e	Lumber Liquidators, Inc	184
199,770		Macy’s, Inc	5,949
18,578	*	MarineMax, Inc	340
61,561	*	Michaels Cos, Inc	833
23,604		Monro Muffler, Inc	1,623
16,896	*	Murphy USA, Inc	1,295
32,478	*	National Vision Holdings, Inc	915
84,693		Nordstrom, Inc	3,948
21,359		Nutri/System, Inc	937
375,116		Office Depot, Inc	968
34,400	*	Ollie’s Bargain Outlet Holdings, Inc	2,288
52,920	*	O’Reilly Automotive, Inc	18,222
12,199	*,e	Overstock.com, Inc	166
17,507	*	Party City Holdco, Inc	175
24,110		Penske Auto Group, Inc	972
14,105	e	PetMed Express, Inc	328
24,507		Pool Corp	3,643
53,361	*	Quotient Technology, Inc	570
260,506	*	Qurate Retail Group, Inc QVC Group	5,085
30,873	*	Rent-A-Center, Inc	500
10,459	*	RH	1,253
246,832		Ross Stores, Inc	20,536
66,571	*	Sally Beauty Holdings, Inc	1,135
2,356		Shoe Carnival, Inc	79
18,402	*	Shutterfly, Inc	741
13,499		Shutterstock, Inc	486
38,798		Signet Jewelers Ltd	1,233
29,918	*	Sleep Number Corp	949
20,728		Sonic Automotive, Inc (Class A)	285
309

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
19,952	*,e	Sportsman’s Warehouse Holdings, Inc	$87
11,437	*	Stamps.com, Inc	1,780
26,598		Tailored Brands, Inc	363
350,250		Target Corp	23,148
84,372		Tiffany & Co	6,793
24,339		Tile Shop Holdings, Inc	133
6,790		Tilly’s, Inc	74
823,149		TJX Companies, Inc	36,828
81,030		Tractor Supply Co	6,761
37,822	*	Ulta Beauty, Inc	9,260
50,352	*	Urban Outfitters, Inc	1,672
38,206	*	Wayfair, Inc	3,442
5,214		Weyco Group, Inc	152
56,628	e	Williams-Sonoma, Inc	2,857
1,945		Winmark Corp	309
11,661	*	Zumiez, Inc	224
		TOTAL RETAILING	988,431

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
13,345	*	Acacia Communications, Inc	507
26,575	*	Advanced Energy Industries, Inc	1,141
595,455	*,e	Advanced Micro Devices, Inc	10,992
15,539	*	Alpha & Omega Semiconductor Ltd	158
23,188	*,e	Ambarella, Inc	811
73,241	*	Amkor Technology, Inc	480
241,286		Analog Devices, Inc	20,710
661,823		Applied Materials, Inc	21,668
14,361	*	Aquantia Corp	126
20,849	*	Axcelis Technologies, Inc	371
26,991	*	AXT, Inc	117
273,898		Broadcom, Inc	69,647
49,923		Brooks Automation, Inc	1,307
18,819		Cabot Microelectronics Corp	1,794
15,710	*	Ceva, Inc	347
46,452	*	Cirrus Logic, Inc	1,541
26,675		Cohu, Inc	429
70,502	*	Cree, Inc	3,016
236,910		Cypress Semiconductor Corp	3,013
28,713	*	Diodes, Inc	926
86,577		Entegris, Inc	2,415
49,996	*	First Solar, Inc	2,123
51,293	*	Formfactor, Inc	723
8,421	*,e	Ichor Holdings Ltd	137
13,074	*	Impinj, Inc	190
29,376	*,e	Inphi Corp	944
80,334	*	Integrated Device Technology, Inc	3,891
3,039,128		Intel Corp	142,626
102,948		Kla-Tencor Corp	9,213
50,517	*	Kopin Corp	50
103,432		Lam Research Corp	14,084
75,431	*	Lattice Semiconductor Corp	522
29,103	*,e	MA-COM Technology Solutions	422
372,735		Marvell Technology Group Ltd	6,035
310

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
183,040		Maxim Integrated Products, Inc	$9,308
43,500	*	MaxLinear, Inc	766
154,628	e	Microchip Technology, Inc	11,121
752,643	*	Micron Technology, Inc	23,881
31,711		MKS Instruments, Inc	2,049
28,750		Monolithic Power Systems, Inc	3,342
18,167	*	Nanometrics, Inc	496
21,168	*,e	NeoPhotonics Corp Ltd	137
3,184		NVE Corp	279
387,610		NVIDIA Corp	51,746
230,556		NXP Semiconductors NV	16,895
279,225	*	ON Semiconductor Corp	4,610
20,605	*	PDF Solutions, Inc	174
46,544	*	Photronics, Inc	451
20,135		Power Integrations, Inc	1,228
83,066	*	Qorvo, Inc	5,045
806,201		QUALCOMM, Inc	45,881
79,664	*	Rambus, Inc	611
22,659	*	Rudolph Technologies, Inc	464
47,350	*	Semtech Corp	2,172
28,958	*	Silicon Laboratories, Inc	2,282
116,443		Skyworks Solutions, Inc	7,804
2,025	*,e	SMART Global Holdings, Inc	60
42,585	*,e	SunPower Corp	212
130,395		Teradyne, Inc	4,092
639,303		Texas Instruments, Inc	60,414
23,500	*,e	Ultra Clean Holdings	199
27,466	e	Universal Display Corp	2,570
34,384	*	Veeco Instruments, Inc	255
77,993		Versum Materials, Inc	2,162
172,027		Xilinx, Inc	14,651
35,485		Xperi Corp	653
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	598,486

SOFTWARE & SERVICES - 10.9%
36,774	*	2U, Inc	1,828
65,506	*	8x8, Inc	1,182
32,215	*	A10 Networks, Inc	201
426,678		Accenture plc	60,166
86,241	*	ACI Worldwide, Inc	2,386
327,971	*	Adobe, Inc	74,200
111,077	*	Akamai Technologies, Inc	6,785
14,717	*	Alarm.com Holdings, Inc	763
32,517		Alliance Data Systems Corp	4,880
16,908	*	Altair Engineering, Inc	466
18,942	*,e	Alteryx, Inc	1,127
11,882	*	Amber Road, Inc	98
95,104		Amdocs Ltd	5,571
15,720		American Software, Inc (Class A)	164
11,882	*,e	Anaplan, Inc	315
54,342	*	Ansys, Inc	7,768
5,867	*	Appfolio, Inc	347
12,607	*	Apptio, Inc	479
48,798	*	Aspen Technology, Inc	4,010
311

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
64,859	*	Atlassian Corp plc	$5,771
145,747	*	Autodesk, Inc	18,745
292,429		Automatic Data Processing, Inc	38,343
5,821	*,e	Avalara, Inc	181
70,813	*	Avaya Holdings Corp	1,031
11,374	*	Benefitfocus, Inc	520
96,845	*	Black Knight, Inc	4,364
34,044		Blackbaud, Inc	2,141
21,965	*	Blackline, Inc	899
96,676		Booz Allen Hamilton Holding Co	4,357
29,562	*	Bottomline Technologies, Inc	1,419
86,219	*	Box, Inc	1,455
20,694	*	Brightcove, Inc	146
77,769		Broadridge Financial Solutions, Inc	7,485
17,838	*	CACI International, Inc (Class A)	2,569
184,754	*	Cadence Design Systems, Inc	8,033
5,472	*,e	Carbon Black, Inc	73
18,030	*	Carbonite, Inc	455
33,955	*	Cardtronics plc	883
10,596		Cass Information Systems, Inc	561
88,343		CDK Global, Inc	4,230
16,103	*,e	Ceridian HCM Holding, Inc	555
15,814	*	ChannelAdvisor Corp	180
26,536	*	Cision Ltd	310
86,913		Citrix Systems, Inc	8,905
68,978	*	Cloudera, Inc	763
386,372		Cognizant Technology Solutions Corp (Class A)	24,527
28,135	*	Commvault Systems, Inc	1,663
137,713	*	Conduent, Inc	1,464
16,758		ConvergeOne Holdings, Inc	207
37,259	*	Cornerstone OnDemand, Inc	1,879
36,045	*	Coupa Software, Inc	2,266
24,883		CSG Systems International, Inc	791
7,264	*,e	Digimarc Corp	105
48,819	*	DocuSign, Inc	1,957
184,894		DXC Technology Co	9,831
17,480	e	Ebix, Inc	744
5,367	*	Elastic NV	384
24,127	*,e	Ellie Mae, Inc	1,516
43,380	*	Endurance International Group Holdings, Inc	289
30,234	*	Envestnet, Inc	1,487
34,220	*	EPAM Systems, Inc	3,970
35,298	*	Euronet Worldwide, Inc	3,614
12,571	*	Everbridge, Inc	714
45,885	*	Everi Holdings, Inc	236
44,094		EVERTEC, Inc	1,266
10,859	*	Evo Payments, Inc	268
32,121	*	Exela Technologies, Inc	125
21,916	*	ExlService Holdings, Inc	1,153
20,028	*	Fair Isaac Corp	3,745
215,206		Fidelity National Information Services, Inc	22,069
127,712	*	FireEye, Inc	2,070
48,580	*	First American Corp	1,624
312

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
365,874	*	First Data Corp	$6,187
264,758	*	Fiserv, Inc	19,457
37,675	*	Five9, Inc	1,647
57,718	*	FleetCor Technologies, Inc	10,719
19,555	*	ForeScout Technologies, Inc	508
92,111	*	Fortinet, Inc	6,487
58,348	*	Gartner, Inc	7,459
97,664		Genpact Ltd	2,636
103,518		Global Payments, Inc	10,676
102,041	*	GoDaddy, Inc	6,696
22,127	*,e	GTT Communications, Inc	524
52,363	*	Guidewire Software, Inc	4,201
17,956		Hackett Group, Inc	287
34,799	*	Hortonworks, Inc	502
24,272	*	HubSpot, Inc	3,052
24,295	*	Imperva, Inc	1,353
24,668	*	Information Services Group, Inc	105
15,324	*,e	Instructure, Inc	575
14,801	*,e	Internap Corp	61
610,395		International Business Machines Corp	69,384
162,573		Intuit, Inc	32,003
33,493		j2 Global, Inc	2,324
51,199		Jack Henry & Associates, Inc	6,478
92,643		Leidos Holdings, Inc	4,884
50,961	*	Limelight Networks, Inc	119
40,701	*	Liveperson, Inc	768
57,158	*,e	LiveRamp Holdings, Inc	2,208
36,974		LogMeIn, Inc	3,016
48,035	*	Manhattan Associates, Inc	2,035
18,418		Mantech International Corp (Class A)	963
611,625		MasterCard, Inc (Class A)	115,383
44,595		MAXIMUS, Inc	2,903
5,041,476		Microsoft Corp	512,063
6,844	*	MicroStrategy, Inc (Class A)	874
26,600	*	MINDBODY, Inc	968
22,456	*	Mitek Systems, Inc	243
40,466	*	MobileIron, Inc	186
14,483	*	Model N, Inc	192
22,389	*	MoneyGram International, Inc	45
29,292		Monotype Imaging Holdings, Inc	455
30,028	*	New Relic, Inc	2,431
46,584		NIC, Inc	581
176,319	*	Nuance Communications, Inc	2,333
92,944	*	Nutanix, Inc	3,866
58,404	*	Okta, Inc	3,726
21,489	*	OneSpan, Inc	278
1,694,317		Oracle Corp	76,498
7,197	*,e	Park City Group, Inc	43
210,767		Paychex, Inc	13,731
31,529	*	Paycom Software, Inc	3,861
18,614	*	Paylocity Holding Corp	1,121
790,825	*	PayPal Holdings, Inc	66,501
26,462		Pegasystems, Inc	1,266
25,493	*	Perficient, Inc	567
313

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
95,646		Perspecta, Inc	$1,647
16,056	*	Pluralsight, Inc	378
13,412		Presidio, Inc	175
31,483		Progress Software Corp	1,117
34,295	*	Proofpoint, Inc	2,874
19,034	*	PROS Holdings, Inc	598
78,000	*	PTC, Inc	6,466
22,395	*	Q2 Holdings, Inc	1,110
7,729		QAD, Inc (Class A)	304
22,512	*	Qualys, Inc	1,683
14,504	*	Rapid7, Inc	452
42,414	*	RealPage, Inc	2,044
119,825	*	Red Hat, Inc	21,046
44,988	*	RingCentral, Inc	3,709
186,641		Sabre Corp	4,039
35,043	*	SailPoint Technologies Holding, Inc	823
478,245	*	salesforce.com, Inc	65,505
31,653		Science Applications International Corp	2,016
4,599	*,e	SecureWorks Corp	78
19,474	*	SendGrid, Inc	841
119,493	*	ServiceNow, Inc	21,276
46,932	*	ServiceSource International LLC	51
4,906	*	ShotSpotter, Inc	153
16,667	*,e	SolarWinds Corp	231
98,246	*	Splunk, Inc	10,301
12,246	*	SPS Commerce, Inc	1,009
195,060	*	Square, Inc	10,941
140,643		SS&C Technologies Holdings, Inc	6,344
25,754		Switch, Inc	180
29,262	*	Sykes Enterprises, Inc	724
399,967		Symantec Corp	7,557
94,245	*	Synopsys, Inc	7,939
43,485	*	Tableau Software, Inc	5,218
20,400	*	TeleNav, Inc	83
8,418	*	Tenable Holdings, Inc	187
76,002	*	Teradata Corp	2,915
85,228		TiVo Corp	802
117,407		Total System Services, Inc	9,544
21,360	*	Trade Desk, Inc	2,479
88,235		Travelport Worldwide Ltd	1,378
10,054		TTEC Holdings, Inc	287
6,516	*,e	Tucows, Inc	391
48,806	*,e	Twilio, Inc	4,358
24,426	*	Tyler Technologies, Inc	4,539
20,094	*	Ultimate Software Group, Inc	4,920
38,674	*,e	Unisys Corp	450
4,914	*	Upland Software, Inc	134
18,823	*	Varonis Systems, Inc	996
45,384	*	Verint Systems, Inc	1,920
71,825	*	VeriSign, Inc	10,651
32,131	*,e	VirnetX Holding Corp	77
19,953	*	Virtusa Corp	850
1,171,575		Visa, Inc (Class A)	154,578
314

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
46,345		VMware, Inc (Class A)	$6,355
309,241		Western Union Co	5,276
27,596	*	WEX, Inc	3,865
99,063	*	Workday, Inc	15,818
16,351	*	Workiva, Inc	587
196,315	*	Worldpay, Inc	15,004
55,032	*	Yext, Inc	817
69,807	*	Zendesk, Inc	4,075
42,422	*	Zix Corp	243
40,123	*	Zscaler, Inc	1,573
		TOTAL SOFTWARE & SERVICES	1,838,484

TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
74,639	*,e	3D Systems Corp	759
35,649		Adtran, Inc	383
16,323	*	Aerohive Networks, Inc	53
11,056	*	Agilysys, Inc	159
194,851		Amphenol Corp (Class A)	15,787
21,094	*	Anixter International, Inc	1,146
3,159,014	e	Apple, Inc	498,303
13,189	*,e	Applied Optoelectronics, Inc	204
36,466	*	Arista Networks, Inc	7,683
112,990	*	ARRIS International plc	3,454
55,742	*	Arrow Electronics, Inc	3,843
24,161	*	Avid Technology, Inc	115
76,135		Avnet, Inc	2,748
34,410		AVX Corp	525
19,362		Badger Meter, Inc	953
7,316		Bel Fuse, Inc (Class B)	135
30,293		Belden CDT, Inc	1,265
35,867		Benchmark Electronics, Inc	760
26,799	*	CalAmp Corp	349
28,887	*	Calix, Inc	282
9,824	*	Casa Systems, Inc	129
94,505		CDW Corp	7,660
101,053	*	Ciena Corp	3,427
3,016,360		Cisco Systems, Inc	130,699
8,964	*	Clearfield, Inc	89
110,414		Cognex Corp	4,270
17,685	*	Coherent, Inc	1,869
122,398	*	CommScope Holding Co, Inc	2,006
16,237		Comtech Telecommunications Corp	395
15,682	*	Control4 Corp	276
522,329		Corning, Inc	15,780
29,620	*	Cray, Inc	639
23,637		CTS Corp	612
27,847		Daktronics, Inc	206
83,100	*	Dell Technologies, Inc	4,061
53,560	e	Diebold, Inc	133
18,652	*	Digi International, Inc	188
39,659		Dolby Laboratories, Inc (Class A)	2,453
13,533	*,e	Eastman Kodak Co	35
33,587	*	EchoStar Corp (Class A)	1,233
21,493	*	Electro Scientific Industries, Inc	644
315

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
33,181	*	Electronics for Imaging, Inc	$823
9,278	*	ePlus, Inc	660
79,396	*	Extreme Networks, Inc	484
38,706	*	F5 Networks, Inc	6,272
26,560	*	Fabrinet	1,363
12,851	*	FARO Technologies, Inc	522
80,146	*,e	Finisar Corp	1,731
124,310	*,e	Fitbit, Inc	618
84,050		Flir Systems, Inc	3,660
58,321	*	Harmonic, Inc	275
983,262		Hewlett Packard Enterprise Co	12,989
1,056,900		HP, Inc	21,624
43,712	*	II-VI, Inc	1,419
21,661	*	Immersion Corp	194
103,799	*	Infinera Corp	414
25,682	*	Insight Enterprises, Inc	1,047
25,007		InterDigital, Inc	1,661
25,495	*	IPG Photonics Corp	2,888
18,293	*	Iteris, Inc	68
24,355	*	Itron, Inc	1,152
107,922		Jabil Circuit, Inc	2,675
223,430		Juniper Networks, Inc	6,013
32,485		Kemet Corp	570
121,590	*	Keysight Technologies, Inc	7,548
21,162	*	Kimball Electronics, Inc	328
64,648	*	Knowles Corp	860
10,929	*	KVH Industries, Inc	112
17,448		Littelfuse, Inc	2,992
51,429	*	Lumentum Holdings, Inc	2,161
24,482	*,e	Maxwell Technologies, Inc	51
2,255		Mesa Laboratories, Inc	470
25,950		Methode Electronics, Inc	604
107,124		Motorola, Inc	12,324
12,096		MTS Systems Corp	485
7,937	*	Napco Security Technologies, Inc	125
76,957		National Instruments Corp	3,492
87,292	*	NCR Corp	2,015
177,037		NetApp, Inc	10,564
23,887	*	Netgear, Inc	1,243
64,175	*	Netscout Systems, Inc	1,516
4,719	*,e	nLight, Inc	84
23,522	*	Novanta, Inc	1,482
12,827	*	OSI Systems, Inc	940
59,973	*	Palo Alto Networks, Inc	11,296
14,228		Park Electrochemical Corp	257
8,216		PC Connection, Inc	244
24,496		Plantronics, Inc	811
24,305	*	Plexus Corp	1,241
112,099	*	Pure Storage, Inc	1,803
15,117	*	Quantenna Communications, Inc	217
37,508	*	Ribbon Communications, Inc	181
12,852	*	Rogers Corp	1,273
52,368	*	Sanmina Corp	1,260
316

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
17,777	*	Scansource, Inc	$611
37,383	*	Stratasys Ltd	673
25,356	*	Synaptics, Inc	943
29,139		SYNNEX Corp	2,356
25,262	*	Tech Data Corp	2,067
162,259	*	Trimble Navigation Ltd	5,340
66,124	*	TTM Technologies, Inc	643
9,730	e	Ubiquiti Networks, Inc	967
28,420	*	USA Technologies, Inc	111
38,380	*,e	Viasat, Inc	2,262
165,919	*	Viavi Solutions, Inc	1,667
97,366		Vishay Intertechnology, Inc	1,754
9,508	*	Vishay Precision Group, Inc	287
197,112		Western Digital Corp	7,287
146,472		Xerox Corp	2,894
33,846	*	Zebra Technologies Corp (Class A)	5,389
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	888,062

TELECOMMUNICATION SERVICES - 2.0%
4,838,859		AT&T, Inc	138,101
7,918		ATN International, Inc	566
27,406	*	Boingo Wireless, Inc	564
628,303		CenturyLink, Inc	9,519
33,512	*	Cincinnati Bell, Inc	261
29,776		Cogent Communications Group, Inc	1,346
48,355	e	Consolidated Communications Holdings, Inc	478
57,416	*,e	Frontier Communications Corp	137
42,541	*,e	Gogo, Inc	127
23,607	*,e	Intelsat S.A.	505
60,764	*	Iridium Communications, Inc	1,121
60,198	*,e	NII Holdings, Inc	266
13,047	*	Ooma, Inc	181
44,329	*	Orbcomm, Inc	366
7,472	*	pdvWireless, Inc	279
33,638		Shenandoah Telecom Co	1,489
14,641		Spok Holdings, Inc	194
458,152	*,e	Sprint Corp	2,666
70,982		Telephone & Data Systems, Inc	2,310
199,928	*	T-Mobile US, Inc	12,717
9,529	*	US Cellular Corp	495
2,754,368		Verizon Communications, Inc	154,850
143,849	*	Vonage Holdings Corp	1,256
134,804	*	Zayo Group Holdings, Inc	3,079
		TOTAL TELECOMMUNICATION SERVICES	332,873

TRANSPORTATION - 2.0%
37,928	*	Air Transport Services Group, Inc	865
77,886		Alaska Air Group, Inc	4,739
8,722		Allegiant Travel Co	874
4,758		Amerco, Inc	1,561
271,150		American Airlines Group, Inc	8,707
19,331		Arkansas Best Corp	662
16,948	*	Atlas Air Worldwide Holdings, Inc	715
41,208	*	Avis Budget Group, Inc	926
317

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
94,327		CH Robinson Worldwide, Inc	$7,932
21,812		Copa Holdings S.A. (Class A)	1,717
23,634		Costamare, Inc	104
8,672	*	Covenant Transportation Group, Inc	167
534,186		CSX Corp	33,189
14,173	*	Daseke, Inc	52
419,964		Delta Air Lines, Inc	20,956
28,818	*	Eagle Bulk Shipping, Inc	133
21,041	*	Echo Global Logistics, Inc	428
112,402		Expeditors International of Washington, Inc	7,653
162,888		FedEx Corp	26,279
20,963		Forward Air Corp	1,150
6,118	*	Genco Shipping & Trading Ltd	48
43,633	*	Genesee & Wyoming, Inc (Class A)	3,230
36,387		Hawaiian Holdings, Inc	961
33,759		Heartland Express, Inc	618
40,162	*,e	Hertz Global Holdings, Inc	548
21,791	*	Hub Group, Inc (Class A)	808
56,707		JB Hunt Transport Services, Inc	5,276
213,370	*	JetBlue Airways Corp	3,427
70,219		Kansas City Southern Industries, Inc	6,702
37,438	*	Kirby Corp	2,522
87,818	e	Knight-Swift Transportation Holdings, Inc	2,202
25,122		Landstar System, Inc	2,403
55,800		Macquarie Infrastructure Co LLC	2,040
23,235		Marten Transport Ltd	376
32,238		Matson, Inc	1,032
180,956		Norfolk Southern Corp	27,060
43,304		Old Dominion Freight Line	5,348
6,136		Park-Ohio Holdings Corp	188
29,335	*	Radiant Logistics, Inc	125
30,762		Ryder System, Inc	1,481
33,371	*	Safe Bulkers, Inc	59
18,094	*	Saia, Inc	1,010
22,723		Schneider National, Inc	424
40,927		Scorpio Bulkers, Inc	226
37,279		Skywest, Inc	1,658
343,565		Southwest Airlines Co	15,969
50,261	*	Spirit Airlines, Inc	2,911
490,744		Union Pacific Corp	67,836
161,656	*	United Continental Holdings, Inc	13,536
461,705		United Parcel Service, Inc (Class B)	45,030
6,297		Universal Truckload Services, Inc	114
14,010	*	US Xpress Enterprises, Inc	79
31,167		Werner Enterprises, Inc	921
79,581	*	XPO Logistics, Inc	4,539
23,809	*	YRC Worldwide, Inc	75
		TOTAL TRANSPORTATION	339,591

UTILITIES - 3.3%
451,060		AES Corp	6,522
30,256		Allete, Inc	2,306
148,965		Alliant Energy Corp	6,294
318

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
157,895		Ameren Corp	$10,300
328,999		American Electric Power Co, Inc	24,589
25,230		American States Water Co	1,691
122,513		American Water Works Co, Inc	11,121
109,499		Aqua America, Inc	3,744
8,231	*,e	AquaVenture Holdings Ltd	156
4,909		Artesian Resources Corp	171
92,825	*,e	Atlantic Power Corp	201
69,033		Atmos Energy Corp	6,401
39,059		Avangrid, Inc	1,957
33,562		Avista Corp	1,426
36,321		Black Hills Corp	2,280
15,011	*,e	Cadiz, Inc	155
35,650		California Water Service Group	1,699
338,271		Centerpoint Energy, Inc	9,549
11,318		Chesapeake Utilities Corp	920
24,011		Clearway Energy, Inc (Class A)	406
47,061		Clearway Energy, Inc (Class C)	812
188,591		CMS Energy Corp	9,364
8,405		Connecticut Water Service, Inc	562
207,011		Consolidated Edison, Inc	15,828
10,961		Consolidated Water Co, Inc	128
436,116		Dominion Resources, Inc	31,165
123,065		DTE Energy Co	13,574
473,375		Duke Energy Corp	40,852
205,070		Edison International	11,642
27,569		El Paso Electric Co	1,382
114,842		Entergy Corp	9,885
174,850		Evergy, Inc	9,926
211,303		Eversource Energy	13,743
640,770		Exelon Corp	28,899
327,125		FirstEnergy Corp	12,284
6,410		Global Water Resources, Inc	65
71,902		Hawaiian Electric Industries, Inc	2,633
30,421		Idacorp, Inc	2,831
119,020		MDU Resources Group, Inc	2,837
24,502		MGE Energy, Inc	1,469
11,759		Middlesex Water Co	627
53,913	e	National Fuel Gas Co	2,759
62,202		New Jersey Resources Corp	2,841
317,520		NextEra Energy, Inc	55,191
234,601		NiSource, Inc	5,947
14,483		Northwest Natural Holding Co	876
35,112		NorthWestern Corp	2,087
196,541		NRG Energy, Inc	7,783
142,240		OGE Energy Corp	5,574
36,272		ONE Gas, Inc	2,887
26,977		Ormat Technologies, Inc	1,411
27,545		Otter Tail Corp	1,367
50,689		Pattern Energy Group, Inc	944
352,287	*	PG&E Corp	8,367
73,930		Pinnacle West Capital Corp	6,299
55,254		PNM Resources, Inc	2,270
60,652		Portland General Electric Co	2,781
319

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
479,569		PPL Corp	$13,586
334,261		Public Service Enterprise Group, Inc	17,398
11,616	*	Pure Cycle Corp	115
4,887		RGC Resources, Inc	146
95,839		SCANA Corp	4,579
180,457		Sempra Energy	19,524
12,005		SJW Corp	668
58,642		South Jersey Industries, Inc	1,630
679,211		Southern Co	29,831
34,400		Southwest Gas Corp	2,632
7,544	e	Spark Energy, Inc	56
33,979		Spire, Inc	2,517
49,399		TerraForm Power, Inc	554
113,045		UGI Corp	6,031
10,272		Unitil Corp	520
51,076		Vectren Corp	3,677
255,191	*	Vistra Energy Corp	5,841
209,470		WEC Energy Group, Inc	14,508
344,186		Xcel Energy, Inc	16,958
9,006		York Water Co	289
		TOTAL UTILITIES	552,840

		TOTAL COMMON STOCKS	16,727,734
		(Cost $8,432,863)

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
80,085	†	Media General, Inc	0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	0

DIVERSIFIED FINANCIALS - 0.0%
1,387		Emergent Capital Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
10,743	†	Forest Laboratories, Inc CVR	10
4,045	†	Omthera Pharmaceuticals, Inc	3
6,981		Tobira Therapeutics, Inc	0	^
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	13

		TOTAL RIGHTS / WARRANTS	13
		(Cost $0)

320

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 0.1%
$25,000,000		Federal Home Loan Bank (FHLB)	2.150%	01/02/19	$25,000
		TOTAL GOVERNMENT AGENCY DEBT			25,000

TREASURY DEBT - 0.3%
29,310,000		United States Treasury Bill	2.286	01/08/19	29,299
24,500,000		United States Treasury Bill	2.318	02/21/19	24,418
		TOTAL TREASURY DEBT			53,717

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
133,008,986	c	State Street Navigator Securities Lending Government Money Market Portfolio			133,009
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			133,009

		TOTAL SHORT-TERM INVESTMENTS			211,726
		(Cost $211,724)

		TOTAL INVESTMENTS - 100.6%			16,939,473
		(Cost $8,644,587)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(107,918)
		NET ASSETS - 100.0%			$16,831,555

Abbreviation(s):
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $129,293,945.

Cost amounts are in thousands.

Futures contracts outstanding as of December 31, 2018 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	83	03/15/19	$5,372	$5,598	$226
S&P 500 E Mini Index	480	03/15/19	57,953	60,125	2,172
S&P Mid-Cap 400 E Mini Index	24	03/15/19	3,860	3,989	129
Total	587		$67,185	$69,712	$2,527
321

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2018

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
BANK LOAN OBLIGATIONS - 0.4%

CAPITAL GOODS - 0.0%
$456,866	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 2.000%	4.470%	01/15/25	$438
		TOTAL CAPITAL GOODS				438

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
1,047,375	i	United Rentals North America, Inc	LIBOR 1 M + 1.750%	4.272	10/31/25	1,023
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				1,023

CONSUMER DURABLES & APPAREL - 0.0%
891,000	i	Hanesbrands, Inc	LIBOR 1 M + 1.750%	4.272	12/16/24	880
1,492,500	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	4.272	04/25/25	1,423
		TOTAL CONSUMER DURABLES & APPAREL				2,303

CONSUMER SERVICES - 0.0%
491,250	i	1011778 BC / New Red Finance, Inc	LIBOR 1 M + 2.250%	4.772	02/16/24	467
485,728	i	Boyd Gaming Corp	LIBOR 1 W + 2.250%	4.666	09/15/23	467
1,492,481	i	Las Vegas Sands LLC	LIBOR 1 M + 1.750%	4.272	03/27/25	1,422
		TOTAL CONSUMER SERVICES				2,356

DIVERSIFIED FINANCIALS - 0.0%
169,934	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 2.750%	5.553	09/24/24	155
		TOTAL DIVERSIFIED FINANCIALS				155

ENERGY - 0.0%
1,720,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.897	12/31/21	1,681
		TOTAL ENERGY				1,681

FOOD & STAPLES RETAILING - 0.0%
205,865	i	Albertsons LLC	LIBOR 3 M + 3.000%	5.691	06/22/23	195
708,805	i	YUM! Brands	LIBOR 1 M + 1.750%	4.220	04/03/25	691
		TOTAL FOOD & STAPLES RETAILING				886

FOOD, BEVERAGE & TOBACCO - 0.0%
595,227	i	Post Holdings, Inc	LIBOR 1 M + 2.000%	4.510	05/24/24	572
		TOTAL FOOD, BEVERAGE & TOBACCO				572

HEALTH CARE EQUIPMENT &SERVICES - 0.1%
481,250	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.750%	5.272	03/01/24	455
3,250,000	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	6.272	10/10/25	3,021
1,957,613	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	5.272	02/06/24	2,183
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				5,659

MATERIALS - 0.1%
1,473,750	i	Berry Global, Inc	LIBOR 1 M + 2.000%	4.387	01/19/24	1,433
495,000	i	Ineos US Finance LLC	LIBOR 1 M + 2.000%	4.522	03/31/24	467
322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
	$2,200,000	h,i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	2.500%	10/01/25	$2,083
	1,404,952	i	PolyOne Corp	LIBOR 1 M + 1.750%	4.137	01/30/26	1,352
	1,950,000	i	Starfruit US Holdco LLC	LIBOR 1 M + 3.250%	5.750	10/01/25	1,862
			TOTAL MATERIALS				7,197

MEDIA & ENTERTAINMENT - 0.1%
	969,609	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	4.705	07/17/25	918
	2,783,726	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	4.772	03/24/25	2,674
	1,496,203	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	4.387	10/04/23	1,449
	750,000	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	4.955	01/15/26	709
			TOTAL MEDIA & ENTERTAINMENT				5,750

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
	123,125	i	Endo Luxembourg Finance I Co Sarl	LIBOR 1 M + 4.250%	6.813	04/29/24	116
	1,462,025	i	Valeant Pharmaceuticals International, Inc	LIBOR 1 M + 3.000%	5.379	06/02/25	1,393
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1,509

REAL ESTATE - 0.0%
	1,396,500	i	DTZ US Borrower LLC	LIBOR 1 M + 3.250%	5.772	08/21/25	1,334
	2,892,564	i	MGM Growth Properties LLC	LIBOR 1 M + 2.000%	4.522	03/23/25	2,763
			TOTAL REAL ESTATE				4,097

RETAILING - 0.0%
	795,065	i	PetSmart, Inc	LIBOR 1 M + 3.000%	5.520	03/11/22	626
			TOTAL RETAILING				626

SOFTWARE & SERVICES - 0.1%
	621,885	i	First Data Corp	LIBOR 1 M + 2.000%	4.504	07/08/22	912
	4,500,000	i	Refinitiv US Holdings, Inc	LIBOR 1 M + 3.750%	6.272	10/01/25	4,275
	98,012	i	Sabre GLBL, Inc	LIBOR 1 M + 2.000%	4.522	02/22/24	95
			TOTAL SOFTWARE & SERVICES				5,282

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
	476,525	i	CommScope, Inc	LIBOR 1 M + 2.000%	4.522	12/29/22	450
	1,496,222	i	Dell International LLC	LIBOR 1 M + 2.000%	4.530	09/07/23	1,435
	1,396,500	i	Plantronics, Inc	LIBOR 1 M + 2.500%	5.022	07/02/25	1,341
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				3,226

TRANSPORTATION - 0.0%
	2,909,808	i	American Airlines, Inc	LIBOR 1 M + 2.000%	4.455	12/14/23	2,761
	1,392,965	i	TransDigm, Inc	LIBOR 1 M + 2.500%	5.022	08/22/24	1,312
	544,106	i	Vouvray US Finance, LLC	LIBOR 1 M + 3.000%	5.522	03/11/24	510
			TOTAL TRANSPORTATION				4,583

			TOTAL BANK LOAN OBLIGATIONS				47,343
			(Cost $49,877)

BONDS - 97.6%

CORPORATE BONDS - 31.9%

AUTOMOBILES & COMPONENTS - 0.4%
EUR	650,000	g	Adient Global Holdings Ltd		3.500	08/15/24	597
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$4,050,000		Aptiv plc	3.150%	11/19/20	$4,020
	1,350,000	g	Gates Global LLC	6.000	07/15/22	1,323
	8,775,000		General Motors Co	4.200	10/01/27	7,913
	6,950,000		General Motors Co	6.600	04/01/36	6,772
	3,350,000		General Motors Co	6.250	10/02/43	3,143
	6,500,000		General Motors Co	5.200	04/01/45	5,396
	1,925,000		General Motors Co	6.750	04/01/46	1,866
	2,425,000	g	Hyundai Capital America	2.600	03/19/20	2,394
	3,850,000	g	Hyundai Capital America	2.550	04/03/20	3,801
	4,600,000	g	Hyundai Capital America	3.250	09/20/22	4,473
	4,000,000	g	Hyundai Capital America	4.125	06/08/23	4,004
EUR	400,000	g,o	IHO Verwaltungs GmbH	3.750	09/15/26	439
	$8,675,000		Magna International, Inc	3.625	06/15/24	8,712
			TOTAL AUTOMOBILES & COMPONENTS			54,853

BANKS - 6.5%
	3,075,000	g	Akbank TAS	7.200	03/16/27	2,702
	4,000,000	g	Banco de Bogota S.A.	6.250	05/12/26	4,045
	11,400,000	g	Banco del Estado de Chile	2.668	01/08/21	11,144
	500,000	g	Banco do Brasil S.A.	4.625	01/15/25	474
	550,000	g	Banco General S.A.	4.125	08/07/27	505
	3,800,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	3,625
	6,400,000		Banco Santander S.A.	3.125	02/23/23	6,051
	3,800,000		Banco Santander S.A.	3.800	02/23/28	3,382
	4,275,000	g	Bangkok Bank PCL	4.050	03/19/24	4,296
	5,000,000	g	Bank Nederlandse Gemeenten	2.625	04/28/21	4,996
	2,350,000	g	Bank Nederlandse Gemeenten NV	2.500	02/28/20	2,345
	15,900,000		Bank of America Corp	2.151	11/09/20	15,612
	15,000,000		Bank of America Corp	3.864	07/23/24	14,963
EUR	400,000		Bank of America Corp	1.375	03/26/25	461
	$10,200,000		Bank of America Corp	3.875	08/01/25	10,095
	200,000		Bank of America Corp	4.250	10/22/26	195
EUR	300,000		Bank of America Corp	1.776	05/04/27	347
	$28,050,000		Bank of America Corp	3.248	10/21/27	25,939
	7,300,000		Bank of America Corp	3.419	12/20/28	6,823
	500,000		Bank of America Corp	3.970	03/05/29	486
	10,000,000		Bank of America Corp	4.271	07/23/29	9,959
	5,350,000		Bank of Montreal	3.803	12/15/32	4,954
	25,000,000		Bank of Nova Scotia	2.125	09/11/19	24,871
	5,450,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	5,418
	5,900,000		Barclays plc	4.338	05/16/24	5,736
	6,700,000		Barclays plc	3.650	03/16/25	6,191
	500,000		Barclays plc	5.200	05/12/26	481
	26,000,000	g	BNG Bank NV	3.000	09/20/23	26,248
	9,750,000		Capital One Bank USA NA	2.650	08/08/22	9,363
	4,500,000		Capital One Bank USA NA	3.375	02/15/23	4,345
	20,320,000		Capital One NA	2.350	01/31/20	20,060
EUR	250,000		Citigroup, Inc	1.500	07/24/26	284
	$50,575,000		Citigroup, Inc	3.200	10/21/26	46,706
	6,575,000		Citigroup, Inc	4.300	11/20/26	6,326
	10,850,000		Citigroup, Inc	3.668	07/24/28	10,256
	175,000		Citigroup, Inc	4.650	07/30/45	171
	3,000,000		Citigroup, Inc	4.650	07/23/48	2,936
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$7,400,000		Citizens Bank NA	2.650%	05/26/22	$7,189
	6,500,000		Compass Bank	2.875	06/29/22	6,228
	6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	6,852
	5,650,000	g	Cooperatieve Rabobank UA	3.875	09/26/23	5,669
	15,225,000		Cooperatieve Rabobank UA	3.750	07/21/26	14,275
	4,825,000	g	Credit Agricole S.A.	2.500	04/15/19	4,818
	5,500,000	g	Credit Agricole S.A.	2.375	07/01/21	5,346
	11,050,000	g	Credit Agricole S.A.	3.250	10/04/24	10,331
	2,450,000	g	DBS Group Holdings Ltd	4.520	12/11/28	2,508
	4,875,000		Discover Bank	3.200	08/09/21	4,824
	1,400,000		Discover Bank	3.450	07/27/26	1,284
	5,150,000		HSBC Holdings plc	2.650	01/05/22	4,996
	6,575,000		HSBC Holdings plc	3.262	03/13/23	6,434
GBP	500,000		HSBC Holdings plc	2.175	06/27/23	629
	$4,250,000		HSBC Holdings plc	3.033	11/22/23	4,113
	250,000		HSBC Holdings plc	4.250	08/18/25	243
	11,825,000		HSBC Holdings plc	3.900	05/25/26	11,336
	17,350,000		HSBC Holdings plc	4.292	09/12/26	17,134
	3,825,000		HSBC Holdings plc	4.375	11/23/26	3,705
	6,450,000		HSBC Holdings plc	4.041	03/13/28	6,174
	13,025,000		Huntington National Bank	2.500	08/07/22	12,583
	4,350,000	g	ING Groep NV	4.625	01/06/26	4,381
	2,125,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	1,887
	3,100,000	g	Intesa Sanpaolo S.p.A	3.875	01/12/28	2,649
	12,925,000		JPMorgan Chase & Co	2.750	06/23/20	12,849
	16,725,000		JPMorgan Chase & Co	2.295	08/15/21	16,317
	10,850,000		JPMorgan Chase & Co	2.776	04/25/23	10,520
	4,850,000		JPMorgan Chase & Co	2.700	05/18/23	4,658
	20,400,000		JPMorgan Chase & Co	3.200	06/15/26	19,222
	21,275,000		JPMorgan Chase & Co	2.950	10/01/26	19,659
EUR	600,000		JPMorgan Chase & Co	1.638	05/18/28	690
	$12,500,000		JPMorgan Chase & Co	4.203	07/23/29	12,470
	11,000,000		JPMorgan Chase & Co	4.452	12/05/29	11,196
	5,750,000		JPMorgan Chase & Co	3.882	07/24/38	5,239
	200,000		JPMorgan Chase & Co	4.950	06/01/45	203
	2,700,000		KeyBank NA	2.500	12/15/19	2,683
	200,000		Lloyds Banking Group plc	3.574	11/07/28	178
	4,475,000	g	Macquarie Bank Ltd	2.600	06/24/19	4,462
	9,950,000		Manufacturers & Traders Trust Co	2.100	02/06/20	9,842
	12,500,000		Mitsubishi UFJ Financial Group, Inc	3.761	07/26/23	12,557
	8,850,000		Mizuho Financial Group, Inc	3.922	09/11/24	8,943
	17,000,000		PNC Bank NA	2.600	07/21/20	16,848
	5,625,000		PNC Bank NA	2.450	11/05/20	5,555
	10,950,000		PNC Bank NA	2.700	11/01/22	10,640
	6,000,000		PNC Financial Services Group, Inc	3.900	04/29/24	5,948
	40,000,000		Royal Bank of Canada	1.875	02/05/20	39,578
	30,000,000	g	Royal Bank of Canada	3.350	10/22/21	30,312
	11,800,000		Royal Bank of Canada	3.700	10/05/23	11,847
	9,350,000		Santander Holdings USA, Inc	3.400	01/18/23	8,985
	4,825,000		Santander Holdings USA, Inc	4.400	07/13/27	4,568
	3,325,000		Santander UK Group Holdings plc	3.571	01/10/23	3,182
	13,100,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	12,911
	6,650,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	6,596
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$13,875,000		Sumitomo Mitsui Financial Group, Inc	2.442%	10/19/21	$13,528
	3,675,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	3,571
	6,850,000		SunTrust Banks, Inc	2.900	03/03/21	6,791
	5,700,000		SunTrust Banks, Inc	2.750	05/01/23	5,504
	3,900,000		SunTrust Banks, Inc	4.050	11/03/25	3,968
	3,500,000	g	TC Ziraat Bankasi AS.	5.125	09/29/23	3,094
	13,700,000		Toronto-Dominion Bank	1.850	09/11/20	13,447
	2,350,000		Toronto-Dominion Bank	3.625	09/15/31	2,221
	2,100,000	g	Turkiye Is Bankasi	5.500	04/21/22	1,898
	4,275,000	g	Turkiye Is Bankasi	6.125	04/25/24	3,606
	5,000,000	g	UBS AG.	2.450	12/01/20	4,909
	2,650,000	g	UBS AG.	4.500	06/26/48	2,742
	5,700,000		UnionBanCal Corp	3.500	06/18/22	5,713
	7,575,000		Wells Fargo Bank NA	3.325	07/23/21	7,567
	10,000,000		Westpac Banking Corp	2.750	01/11/23	9,703
	8,475,000		Westpac Banking Corp	4.322	11/23/31	8,006
	5,000,000	g	Yapi ve Kredi Bankasi AS.	6.100	03/16/23	4,458
			TOTAL BANKS			857,763

CAPITAL GOODS - 0.7%
GBP	1,000,000		BAE Systems plc	4.125	06/08/22	1,354
	$250,000		Eaton Corp	4.150	11/02/42	232
	7,575,000		General Electric Co	4.125	10/09/42	5,909
EUR	1,000,000		Illinois Tool Works, Inc	1.250	05/22/23	1,188
	$2,650,000	g	Korea East-West Power Co Ltd	3.875	07/19/23	2,685
	8,350,000		Lockheed Martin Corp	2.500	11/23/20	8,257
	5,200,000		Lockheed Martin Corp	3.550	01/15/26	5,162
	6,375,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	6,313
	9,825,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	9,779
	1,725,000		Mosaic Co	4.875	11/15/41	1,573
EUR	500,000		Parker-Hannifin Corp	1.125	03/01/25	575
	$8,725,000		Rockwell Collins, Inc	3.500	03/15/27	8,195
	500,000		Rockwell Collins, Inc	4.350	04/15/47	461
	5,475,000		Roper Technologies, Inc	3.800	12/15/26	5,341
	350,000	g	Stena AB	7.000	02/01/24	319
	2,075,000		Textron, Inc	3.875	03/01/25	2,023
	650,000		Trimble, Inc	4.900	06/15/28	640
EUR	500,000		United Technologies Corp	1.150	05/18/24	566
	$16,450,000		United Technologies Corp	4.125	11/16/28	16,334
	10,400,000		United Technologies Corp	4.450	11/16/38	10,100
			TOTAL CAPITAL GOODS			87,006

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
	1,425,000		ADT Corp	6.250	10/15/21	1,445
	1,390,000		ADT Corp	3.500	07/15/22	1,286
	4,875,000		AECOM	5.875	10/15/24	4,802
EUR	500,000		RELX Capital, Inc	1.300	05/12/25	564
	$11,102,000		Republic Services, Inc	3.550	06/01/22	11,148
	8,171,000		Republic Services, Inc	2.900	07/01/26	7,711
	1,000,000		United Rentals North America, Inc	4.625	10/15/25	893
	9,650,000		Waste Management, Inc	2.900	09/15/22	9,493
	9,700,000		Waste Management, Inc	3.150	11/15/27	9,266
	2,000,000		Waste Management, Inc	3.900	03/01/35	1,943
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$2,225,000		Waste Management, Inc	4.100%	03/01/45	$2,151
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			50,702

CONSUMER DURABLES & APPAREL - 0.1%
	8,075,000		Newell Rubbermaid, Inc	4.200	04/01/26	7,896
			TOTAL CONSUMER DURABLES & APPAREL			7,896

CONSUMER SERVICES - 1.2%
	9,820,000		Amherst College	4.100	11/01/45	9,955
	29,385,000	g	Anheuser-Busch Cos LLC	3.650	02/01/26	27,776
EUR	680,000	g	Aramark International Finance Sarl	3.125	04/01/25	781
	$3,400,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	3,226
	600,000		Boyd Gaming Corp	6.000	08/15/26	561
	2,000,000		Duke University	3.199	10/01/38	1,836
	16,000,000		George Washington University	3.545	09/15/46	14,477
	1,610,000	g	International Game Technology	6.250	02/15/22	1,614
	1,610,000	g	International Game Technology	6.500	02/15/25	1,586
EUR	500,000	g	International Game Technology plc	4.750	02/15/23	609
	$5,000,000		Johns Hopkins University	4.083	07/01/53	4,984
	750,000		MGM Resorts International	4.625	09/01/26	673
	9,605,000		Northwestern University	3.812	12/01/50	9,558
	8,000,000		President and Fellows of Harvard College	3.529	10/01/31	8,090
	14,250,000		President and Fellows of Harvard College	3.619	10/01/37	14,065
	8,108,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	8,361
	2,025,000	g	Sands China Ltd	5.125	08/08/25	2,006
	2,100,000	g	Sands China Ltd	5.400	08/08/28	2,028
	1,000,000	g	Scientific Games International, Inc	5.000	10/15/25	893
EUR	500,000	g	Scientific Games International, Inc	3.375	02/15/26	531
	$2,600,000	g	ServiceMaster Co LLC	5.125	11/15/24	2,457
	15,000,000		Smith College	4.620	07/01/45	16,520
	6,600,000		Trustees of Dartmouth College	3.474	06/01/46	6,259
	21,000,000		University of Chicago	4.151	10/01/45	20,841
			TOTAL CONSUMER SERVICES			159,687

DIVERSIFIED FINANCIALS - 3.4%
	4,920,000		AerCap Ireland Capital DAC	3.500	01/15/25	4,491
	500,000		AerCap Ireland Capital Ltd	5.000	10/01/21	508
	10,625,000		American Express Co	2.500	08/01/22	10,255
	300,000		American Express Credit Corp	2.375	05/26/20	297
	2,425,000		American Express Credit Corp	2.700	03/03/22	2,377
	2,775,000		American Express Credit Corp	3.300	05/03/27	2,700
	6,000,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	5,846
	2,250,000	g	Avolon Holdings Funding Ltd	5.125	10/01/23	2,149
	4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,163
	7,225,000		Bank of New York Mellon Corp	3.500	04/28/23	7,246
	300,000	g	BBVA Bancomer S.A.	5.350	11/12/29	276
	4,575,000	g	BBVA Bancomer S.A.	5.125	01/18/33	3,969
	10,525,000		Berkshire Hathaway, Inc	3.125	03/15/26	10,206
	2,450,000	g	BPCE S.A.	4.000	09/12/23	2,422
	5,224,000	g	BPCE S.A.	4.625	07/11/24	5,137
	1,733,000	g	BPCE S.A.	4.500	03/15/25	1,678
	26,000,000	g	Canadian Imperial Bank of Commerce	3.150	06/27/21	26,148
	250,000		Capital One Financial Corp	3.050	03/09/22	244
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$500,000		Capital One Financial Corp	3.750%	07/28/26	$458
	250,000		Credit Suisse	3.625	09/09/24	245
	9,800,000	g	Credit Suisse Group AG.	2.997	12/14/23	9,325
EUR	250,000	g	Credit Suisse Group AG.	1.250	07/17/25	280
	$3,900,000	g	Credit Suisse Group AG.	4.282	01/09/28	3,765
	7,700,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	7,555
	10,250,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	9,806
	13,800,000	g	Daimler Finance North America LLC	2.200	10/30/21	13,308
	9,200,000		Deutsche Bank AG.	3.950	02/27/23	8,686
	100,000		Discover Financial Services	3.950	11/06/24	99
	6,600,000		DY8 Leasing LLC	2.627	04/29/26	6,566
	9,845,100		DY9 Leasing LLC	2.372	03/19/27	9,682
EUR	500,000		EDP Finance BV	1.125	02/12/24	566
	$4,975,000		Ford Motor Credit Co LLC	2.425	06/12/20	4,844
	4,000,000		Ford Motor Credit Co LLC	3.096	05/04/23	3,616
	12,925,000		Ford Motor Credit Co LLC	3.815	11/02/27	10,911
	7,628,000		GE Capital International Funding Co	4.418	11/15/35	6,417
	1,432,000		General Electric Capital Corp	5.875	01/14/38	1,370
	108,000		General Electric Capital Corp	6.875	01/10/39	113
	6,500,000		General Motors Financial Co, Inc	3.950	04/13/24	6,173
	300,000		General Motors Financial Co, Inc	4.300	07/13/25	284
EUR	850,000		Goldman Sachs Group, Inc	2.000	07/27/23	1,003
	$13,575,000		Goldman Sachs Group, Inc	3.500	01/23/25	12,873
	25,350,000		Goldman Sachs Group, Inc	3.691	06/05/28	23,573
	500,000		Goldman Sachs Group, Inc	4.223	05/01/29	481
	6,075,000		Goldman Sachs Group, Inc	4.017	10/31/38	5,344
	7,675,000		Goldman Sachs Group, Inc	4.800	07/08/44	7,318
	100,000		Goldman Sachs Group, Inc	5.150	05/22/45	93
	1,567,937		Golondrina Leasing LLC	1.822	05/03/25	1,513
	1,166,593		Helios Leasing I LLC	2.018	05/29/24	1,143
	1,725,000		Icahn Enterprises LP	5.875	02/01/22	1,690
	5,750,000	g	ICICI Bank Ltd	3.800	12/14/27	5,194
	3,200,000		International Lease Finance Corp	5.875	04/01/19	3,213
	5,000,000		International Lease Finance Corp	5.875	08/15/22	5,237
	3,050,000		Jefferies Group LLC	4.150	01/23/30	2,617
	250,000		Jefferies Group, Inc	6.450	06/08/27	262
	1,625,000		Legg Mason, Inc	2.700	07/15/19	1,620
	2,400,000		Legg Mason, Inc	3.950	07/15/24	2,365
EUR	350,000	g	Lincoln Finance Ltd	6.875	04/15/21	409
	$7,625,000		Morgan Stanley	3.125	01/23/23	7,443
	2,750,000		Morgan Stanley	3.737	04/24/24	2,729
	24,800,000		Morgan Stanley	3.700	10/23/24	24,386
	32,125,000		Morgan Stanley	3.125	07/27/26	29,651
	250,000		Morgan Stanley	4.350	09/08/26	243
EUR	900,000		Morgan Stanley	1.342	10/23/26	1,008
	$5,000,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	4,861
	3,226,050		Santa Rosa Leasing LLC	1.693	08/15/24	3,133
	100,000		Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	97
	17,580,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	15,917
	200,000		Synchrony Financial	4.250	08/15/24	184
	6,625,000		TD Ameritrade Holding Corp	3.300	04/01/27	6,340
	6,800,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	6,727
	11,600,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	11,227
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$9,775,000		Unilever Capital Corp	2.900%	05/05/27	$9,283
	45,550,000		Wells Fargo & Co	2.625	07/22/22	43,920
	13,850,000		Wells Fargo & Co	3.000	04/22/26	12,912
	4,600,000		Wells Fargo & Co	3.584	05/22/28	4,419
			TOTAL DIVERSIFIED FINANCIALS			454,609

ENERGY - 3.2%
	1,825,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	1,782
	2,375,000		AmeriGas Partners LP	5.625	05/20/24	2,244
	2,050,000		AmeriGas Partners LP	5.875	08/20/26	1,871
	4,200,000		Anadarko Petroleum Corp	5.550	03/15/26	4,401
	5,925,000		Anadarko Petroleum Corp	4.500	07/15/44	5,027
	3,025,000		Andeavor Logistics LP	4.250	12/01/27	2,857
	3,100,000		Andeavor Logistics LP	5.200	12/01/47	2,794
	79,000		Apache Corp	3.250	04/15/22	77
	1,575,000	g	APT Pipelines Ltd	4.250	07/15/27	1,533
	3,800,000		BP Capital Markets America, Inc	2.520	09/19/22	3,675
	13,000,000		BP Capital Markets America, Inc	3.796	09/21/25	13,068
	7,500,000		BP Capital Markets America, Inc	3.588	04/14/27	7,331
	13,300,000		BP Capital Markets plc	2.315	02/13/20	13,185
	6,575,000		BP Capital Markets plc	3.279	09/19/27	6,262
	699,000	†,g	California Resources Corp	8.000	12/15/22	474
	478,000	†	California Resources Corp	6.000	11/15/24	292
	6,500,000		Cenovus Energy, Inc	4.450	09/15/42	5,089
	2,800,000	g	Cheniere Energy Partners LP	5.625	10/01/26	2,618
	3,025,000		Cimarex Energy Co	3.900	05/15/27	2,809
	6,200,000	g	Colonial Pipeline Co	4.250	04/15/48	5,953
	6,150,000		Concho Resources, Inc	3.750	10/01/27	5,793
	3,875,000		Continental Resources, Inc	3.800	06/01/24	3,668
	690,000		Continental Resources, Inc	4.375	01/15/28	649
	2,375,000		Crestwood Midstream Partners LP	5.750	04/01/25	2,203
	2,900,000		Devon Energy Corp	5.000	06/15/45	2,572
	2,350,000		Ecopetrol S.A.	5.375	06/26/26	2,365
	5,200,000		Ecopetrol S.A.	5.875	05/28/45	4,903
	2,250,000	g	Empresa Nacional del Petroleo	5.250	11/06/29	2,287
	7,750,000		Enbridge, Inc	3.700	07/15/27	7,345
	8,900,000		Energy Transfer Partners LP	4.750	01/15/26	8,654
	7,850,000		Energy Transfer Partners LP	4.950	06/15/28	7,696
	5,125,000		Enterprise Products Operating LLC	3.700	02/15/26	5,052
	8,400,000		Enterprise Products Operating LLC	4.150	10/16/28	8,363
	4,025,000		Enterprise Products Operating LLC	4.250	02/15/48	3,573
	100,000		Enterprise Products Operating LLC	5.250	08/16/77	83
	5,800,000		EQT Corp	3.900	10/01/27	5,003
	3,000,000		Exterran Partners LP	6.000	04/01/21	2,880
	2,250,000		Exterran Partners LP	6.000	10/01/22	2,115
	3,400,000		Exxon Mobil Corp	2.397	03/06/22	3,337
	300,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	03/23/27	286
	200,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	02/06/28	191
	3,000,000		HollyFrontier Corp	5.875	04/01/26	3,034
	5,275,000	g	KazMunayGas National Co JSC	5.375	04/24/30	5,178
	2,825,000		Kinder Morgan, Inc	9.000	02/01/19	2,837
EUR	500,000		Kinder Morgan, Inc	2.250	03/16/27	567
	$13,200,000		Kinder Morgan, Inc	4.300	03/01/28	12,959
	2,215,000		Kinder Morgan, Inc	5.300	12/01/34	2,175
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$4,850,000		Kinder Morgan, Inc	5.400%	09/01/44	$4,642
	5,030,000		Marathon Oil Corp	2.700	06/01/20	4,955
	2,000,000		Marathon Oil Corp	4.400	07/15/27	1,901
	100,000	g	Marathon Petroleum Corp	5.125	12/15/26	102
	11,387,000		MPLX LP	4.125	03/01/27	10,848
	5,850,000		MPLX LP	4.000	03/15/28	5,486
	6,150,000		MPLX LP	4.500	04/15/38	5,377
	6,150,000		MPLX LP	4.700	04/15/48	5,336
	900,000		Noble Energy, Inc	3.900	11/15/24	872
	9,500,000		Noble Energy, Inc	3.850	01/15/28	8,601
	6,075,000		Noble Energy, Inc	5.050	11/15/44	5,239
	1,500,000		Noble Energy, Inc	4.950	08/15/47	1,299
	3,500,000		ONE Gas, Inc	3.610	02/01/24	3,510
	2,500,000		ONEOK, Inc	4.000	07/13/27	2,386
	6,150,000		ONEOK, Inc	4.550	07/15/28	6,094
	5,125,000	g	Pertamina Persero PT	4.300	05/20/23	5,051
	3,050,000	g	Peru LNG Srl	5.375	03/22/30	2,951
	625,000	g	Petroamazonas EP	4.625	11/06/20	581
	2,025,000		Petrobras Global Finance BV	5.299	01/27/25	1,934
	2,335,000		Petrobras Global Finance BV	5.999	01/27/28	2,198
	400,000		Petrobras Global Finance BV	5.750	02/01/29	370
	750,000		Petrobras Global Finance BV	7.250	03/17/44	739
	750,000	g	Petroleos del Peru S.A.	4.750	06/19/32	720
	4,000,000		Petroleos Mexicanos	6.375	02/04/21	4,044
	1,500,000		Petroleos Mexicanos	4.875	01/24/22	1,460
EUR	375,000		Petroleos Mexicanos	1.875	04/21/22	405
	$8,000,000		Petroleos Mexicanos	1.950	12/20/22	7,851
	4,280,000		Petroleos Mexicanos	2.000	12/20/22	4,205
	9,000,000		Petroleos Mexicanos	3.500	01/30/23	8,145
	3,900,000		Petroleos Mexicanos	4.500	01/23/26	3,362
	3,775,000		Petroleos Mexicanos	6.500	03/13/27	3,548
	3,300,000		Petroleos Mexicanos	5.350	02/12/28	2,879
	500,000		Petroleos Mexicanos	6.500	06/02/41	414
	6,575,000		Phillips 66 Partners LP	3.550	10/01/26	6,149
	3,275,000		Phillips 66 Partners LP	4.680	02/15/45	2,953
	1,600,000		Phillips 66 Partners LP	4.900	10/01/46	1,462
	614,000		Pioneer Natural Resources Co	7.500	01/15/20	638
	8,675,000		Pioneer Natural Resources Co	3.450	01/15/21	8,649
	100,000		Plains All American Pipeline LP	4.500	12/15/26	96
	3,335,000		Range Resources Corp	5.000	08/15/22	2,985
	1,200,000		Regency Energy Partners LP	4.500	11/01/23	1,200
	4,750,000	g	Reliance Industries Ltd	3.667	11/30/27	4,339
	9,875,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	9,451
	5,550,000		Shell International Finance BV	2.250	01/06/23	5,337
	4,875,000		Shell International Finance BV	3.250	05/11/25	4,809
	6,825,000		Shell International Finance BV	4.000	05/10/46	6,600
	3,950,000		Spectra Energy Partners LP	3.500	03/15/25	3,772
	5,300,000		Statoil ASA	2.450	01/17/23	5,149
	250,000		Suncor Energy, Inc	3.600	12/01/24	245
	6,500,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	5,963
	1,000,000		Sunoco LP	4.875	01/15/23	975
	600,000		Targa Resources Partners LP	5.125	02/01/25	562
	1,000,000	g	Targa Resources Partners LP	5.875	04/15/26	972
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE		VALUE (000)
EUR	600,000		Total Capital International S.A.	2.500%	03/25/26		$760
	$13,250,000		TransCanada PipeLines Ltd	4.250	05/15/28		13,130
	325,000	g	Transprtdra De Gas Intl	5.550	11/01/28		329
	2,500,000		Vale Overseas Ltd	6.250	08/10/26		2,700
	2,760,000		Vale Overseas Ltd	6.875	11/21/36		3,156
	6,150,000		Valero Energy Partners LP	4.500	03/15/28		6,025
	3,850,000		Western Gas Partners LP	3.950	06/01/25		3,629
	4,550,000		Western Gas Partners LP	4.650	07/01/26		4,402
	5,075,000		Williams Partners LP	3.600	03/15/22		4,983
	1,500,000		Williams Partners LP	3.750	06/15/27		1,422
	1,175,000		Williams Partners LP	4.900	01/15/45		1,067
	350,000		WPX Energy, Inc	8.250	08/01/23		366
	2,400,000		WPX Energy, Inc	5.250	09/15/24		2,172
	3,500,000	g	YPF S.A.	8.500	07/28/25		3,141
	2,225,000	g	YPF S.A.	6.950	07/21/27		1,813
	375,000	g	YPF S.A.	7.000	12/15/47		268
			TOTAL ENERGY				428,284

FOOD & STAPLES RETAILING - 0.9%
	9,200,000		CVS Health Corp	3.700	03/09/23		9,101
	15,950,000		CVS Health Corp	2.875	06/01/26		14,535
	27,375,000		CVS Health Corp	4.300	03/25/28		26,805
	20,300,000		CVS Health Corp	4.780	03/25/38		19,474
	150,000		CVS Health Corp	5.125	07/20/45		146
	3,350,000		CVS Health Corp	5.050	03/25/48		3,263
	4,900,000		Ingles Markets, Inc	5.750	06/15/23		4,839
	5,575,000		Kroger Co	3.700	08/01/27		5,266
EUR	1,000,000		SYSCO Corp	1.250	06/23/23		1,172
	$7,575,000		Walgreens Boots Alliance, Inc	3.450	06/01/26		7,123
	22,300,000		Walmart, Inc	3.700	06/26/28		22,638
	6,150,000		Walmart, Inc	3.950	06/28/38		6,100
			TOTAL FOOD & STAPLES RETAILING				120,462

FOOD, BEVERAGE & TOBACCO - 0.9%
	6,691,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21		6,577
	20,025,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23		19,498
	6,825,000		Anheuser-Busch InBev Worldwide, Inc	4.600	04/15/48		6,127
	8,125,000		BAT Capital Corp	3.557	08/15/27		7,217
	2,900,000		Campbell Soup Co	4.150	03/15/28		2,701
	5,800,000		ConAgra Brands, Inc	4.850	11/01/28		5,707
	1,700,000		Constellation Brands, Inc	4.400	11/15/25		1,704
	8,200,000		Constellation Brands, Inc	3.600	02/15/28		7,556
	3,000,000	g	Corp Lindley S.A.	4.625	04/12/23		2,993
	5,800,000		Diageo Capital plc	3.500	09/18/23		5,821
	4,925,000		Diageo Capital plc	3.875	05/18/28		5,017
	4,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47		3,598
	2,400,000	g	Grupo Bimbo SAB de C.V.	5.950	N/A	‡	2,329
	8,425,000	g	Heineken NV	3.500	01/29/28		8,129
	3,600,000	g	Heineken NV	4.350	03/29/47		3,428
	150,000		JM Smucker Co	4.375	03/15/45		131
	3,900,000		Kellogg Co	3.400	11/15/27		3,634
	200,000		Kraft Heinz Foods Co	5.200	07/15/45		183
	4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19		4,170
	9,200,000		Mondelez International, Inc	4.125	05/07/28		9,186
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$3,125,000		PepsiCo, Inc	3.450%	10/06/46	$2,778
	1,600,000		Philip Morris International, Inc	6.375	05/16/38	1,856
	2,700,000		Tyson Foods, Inc	3.900	09/28/23	2,696
	4,600,000		Tyson Foods, Inc	3.550	06/02/27	4,286
	5,800,000		Tyson Foods, Inc	5.100	09/28/48	5,573
			TOTAL FOOD, BEVERAGE & TOBACCO			122,895

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
	11,100,000		Anthem, Inc	3.650	12/01/27	10,611
EUR	430,000		Becton Dickinson and Co	1.401	05/24/23	496
	670,000		Becton Dickinson and Co	1.900	12/15/26	764
	$17,775,000		Becton Dickinson and Co	3.700	06/06/27	16,804
	400,000		Becton Dickinson and Co	4.685	12/15/44	375
	7,250,000		Cardinal Health, Inc	3.410	06/15/27	6,591
	3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,789
	4,105,000		Dartmouth-Hitchcock Health	4.178	08/01/48	3,979
EUR	500,000		DH Europe Finance S.A.	1.200	06/30/27	562
	$200,000		Laboratory Corp of America Holdings	3.600	02/01/25	193
	3,700,000		Medtronic, Inc	4.625	03/15/45	3,885
	12,500,000		Mercy Health	3.382	11/01/25	12,075
	5,000,000		New York and Presbyterian Hospital	3.563	08/01/36	4,672
EUR	500,000		Stryker Corp	2.125	11/30/27	589
	450,000		Stryker Corp	2.625	11/30/30	531
	$2,000,000		Tenet Healthcare Corp	4.375	10/01/21	1,935
	5,350,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	4,940
	2,225,000		Thermo Fisher Scientific, Inc	3.200	08/15/27	2,069
EUR	300,000		Thermo Fisher Scientific, Inc	1.950	07/24/29	339
	325,000		Thermo Fisher Scientific, Inc	2.875	07/24/37	380
	$2,150,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	2,127
	3,745,000		Zimmer Holdings, Inc	3.550	04/01/25	3,561
			TOTAL HEALTH CARE EQUIPMENT & SERVICES			81,267

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
EUR	600,000		The Procter & Gamble Company	0.625	10/30/24	687
	400,000		The Procter & Gamble Company	1.875	10/30/38	473
			TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,160

INSURANCE - 1.3%
	$6,250,000		ACE INA Holdings, Inc	2.875	11/03/22	6,197
	1,925,000		Aetna, Inc	6.625	06/15/36	2,260
	5,500,000		Allstate Corp	3.280	12/15/26	5,393
	8,500,000		Allstate Corp	5.750	08/15/53	8,288
	2,700,000		American Financial Group, Inc	3.500	08/15/26	2,548
EUR	650,000		American International Group, Inc	1.500	06/08/23	752
	$2,500,000		American International Group, Inc	3.750	07/10/25	2,395
	6,750,000		American International Group, Inc	3.900	04/01/26	6,503
	2,875,000		American International Group, Inc	4.200	04/01/28	2,775
	200,000		American International Group, Inc	3.875	01/15/35	172
	12,975,000		Aon plc	3.500	06/14/24	12,669
	500,000	g	AXA Equitable Holdings, Inc	5.000	04/20/48	439
	19,230,000		Children’s Hospital Medic	4.268	05/15/44	19,545
EUR	500,000		Chubb INA Holdings, Inc	1.550	03/15/28	569
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
	$3,525,000		CNA Financial Corp		3.950%	05/15/24	$3,492
	3,050,000		CNA Financial Corp		3.450	08/15/27	2,839
	7,500,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	4.481	07/13/20	7,386
EUR	250,000	g	Fairfax Financial Holdings Ltd		2.750	03/29/28	285
	$5,575,000	g	Five Corners Funding Trust		4.419	11/15/23	5,735
	1,350,000		Hartford Financial Services Group, Inc		4.300	04/15/43	1,256
	4,800,000		HCA, Inc		5.625	09/01/28	4,632
	6,250,000		Humana, Inc		3.950	03/15/27	6,109
	3,300,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	3,327
EUR	750,000		Liberty Mutual Group, Inc		2.750	05/04/26	883
	$2,425,000		Lincoln National Corp		3.800	03/01/28	2,353
	3,250,000		Markel Corp		3.500	11/01/27	3,069
	1,600,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	1,576
	1,365,000		Marsh & McLennan Cos, Inc		3.500	03/10/25	1,341
	4,325,000		MetLife, Inc		3.600	11/13/25	4,269
	500,000		MetLife, Inc		4.125	08/13/42	468
	8,050,000		Prudential Financial, Inc		7.375	06/15/19	8,196
	9,200,000		Prudential Financial, Inc		3.878	03/27/28	9,251
	3,000,000	g	Prudential Funding LLC		6.750	09/15/23	3,344
	10,925,000		Travelers Cos, Inc		4.000	05/30/47	10,502
	5,775,000		UnitedHealth Group, Inc		2.950	10/15/27	5,459
	4,625,000		UnitedHealth Group, Inc		3.750	10/15/47	4,239
	7,750,000	g,i	Vitality Re IX Ltd		3.955	01/10/22	7,683
	50,000		WellPoint, Inc		4.625	05/15/42	48
	2,400,000		WR Berkley Corp		5.375	09/15/20	2,471
			TOTAL INSURANCE				170,718

MATERIALS – 0.9%
	6,630,000		Air Products & Chemicals, Inc		4.375	08/21/19	6,685
	3,349,000		Albemarle Corp		5.450	12/01/44	3,352
	2,060,000		ArcelorMittal		6.250	02/25/22	2,180
EUR	850,000	g	Axalta Coating Systems Dutch Holding B BV		3.750	01/15/25	935
	250,000		Ball Corp		4.375	12/15/23	317
	$852,000		Bemis Co, Inc		3.100	09/15/26	777
	400,000		Celulosa Arauco y Constitucion S.A.		3.875	11/02/27	366
	2,375,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.000	07/17/22	2,310
	3,900,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.625	08/01/27	3,714
	3,250,000	g	CRH America Finance, Inc		3.400	05/09/27	2,985
	3,725,000	g	CRH America Finance, Inc		3.950	04/04/28	3,546
	1,390,000		Crown Americas LLC		4.500	01/15/23	1,357
	3,900,000	g	Dow Chemical Co		4.550	11/30/25	3,969
	3,250,000		Dow Chemical Co		4.375	11/15/42	2,856
	14,700,000		DowDuPont, Inc		4.725	11/15/28	15,246
	1,100,000	g	Eldorado Gold Corp		6.125	12/15/20	1,001
	2,600,000	g	Glencore Funding LLC		4.000	03/27/27	2,370
	9,825,000		International Paper Co		4.350	08/15/48	8,418
	4,300,000	g	Inversiones CMPC S.A.		4.375	04/04/27	4,082
	3,400,000	g	Klabin Finance S.A.		4.875	09/19/27	3,085
	2,400,000		Newmont Mining Corp		3.500	03/15/22	2,375
	3,200,000		Newmont Mining Corp		4.875	03/15/42	3,032
	4,900,000	g	Nexa Resources S.A.		5.375	05/04/27	4,741
	3,500,000	g	Nova Chemicals Corp		4.875	06/01/24	3,159
	4,767,000		Nutrien Ltd		3.375	03/15/25	4,481
	500,000		Nutrien Ltd		5.250	01/15/45	502
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
EUR	125,000	g	OCI NV	5.000%	04/15/23	$146
	$500,000	g	OCI NV	6.625	04/15/23	491
	3,000,000	g	OCP S.A.	4.500	10/22/25	2,872
EUR	250,000	g	OI European Group BV	3.125	11/15/24	282
	$325,000	g	POSCO	4.000	08/01/23	328
	8,300,000		Rio Tinto Finance USA Ltd	3.750	06/15/25	8,321
	5,000,000		Rock Tenn Co	3.500	03/01/20	4,995
	2,550,000	g	SABIC Capital II BV	4.000	10/10/23	2,537
	2,675,000	g	SABIC Capital II BV	4.500	10/10/28	2,660
	1,650,000		SASOL Financing USA LLC	6.500	09/27/28	1,651
	4,600,000		Sherwin-Williams Co	3.450	06/01/27	4,290
EUR	750,000		Silgan Holdings, Inc	3.250	03/15/25	858
	$1,800,000		Steel Dynamics, Inc	5.250	04/15/23	1,775
	1,700,000		Westlake Chemical Corp	3.600	08/15/26	1,560
			TOTAL MATERIALS			120,607

MEDIA & ENTERTAINMENT - 1.5%
	100,000		21st Century Fox America, Inc	3.375	11/15/26	98
	2,105,000		21st Century Fox America, Inc	7.625	11/30/28	2,734
	1,578,000		21st Century Fox America, Inc	6.550	03/15/33	1,997
	7,375,000		21st Century Fox America, Inc	6.900	08/15/39	9,703
GBP	425,000		AMC Entertainment Holdings, Inc	6.375	11/15/24	505
	$1,750,000		CBS Corp	2.900	06/01/23	1,668
	4,200,000		CBS Corp	2.900	01/15/27	3,726
	2,500,000		CBS Corp	3.375	02/15/28	2,268
	5,225,000		Charter Communications Operating LLC	3.579	07/23/20	5,219
	5,395,000		Charter Communications Operating LLC	4.464	07/23/22	5,447
	19,275,000		Charter Communications Operating LLC	4.908	07/23/25	19,158
	100,000		Charter Communications Operating LLC	5.375	04/01/38	93
	3,400,000		Charter Communications Operating LLC	5.375	05/01/47	3,085
	3,500,000		Cinemark USA, Inc	4.875	06/01/23	3,360
	16,400,000		Comcast Corp	3.700	04/15/24	16,499
	11,800,000		Comcast Corp	3.950	10/15/25	11,945
	10,650,000		Comcast Corp	2.350	01/15/27	9,532
	18,200,000		Comcast Corp	3.200	07/15/36	15,674
	3,000,000		Comcast Corp	3.900	03/01/38	2,780
	1,500,000	g	CSC Holdings LLC	7.500	04/01/28	1,496
	4,000,000		Discovery Communications LLC	2.950	03/20/23	3,830
GBP	300,000		Discovery Communications LLC	2.500	09/20/24	372
	$5,625,000		Discovery Communications LLC	3.950	03/20/28	5,219
	1,975,000	g	Indonesia Asahan Aluminium Persero PT	5.710	11/15/23	2,011
	2,000,000		Lamar Media Corp	5.375	01/15/24	2,000
	7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,675
	10,350,000		NBC Universal Media LLC	2.875	01/15/23	10,160
	4,400,000		RELX Capital, Inc	3.500	03/16/23	4,365
	1,930,000	g	Tegna, Inc	4.875	09/15/21	1,887
	2,925,000	g	Tegna, Inc	5.500	09/15/24	2,834
	5,675,000		Time Warner Cable, Inc	5.875	11/15/40	5,355
	4,075,000		Time Warner Cable, Inc	4.500	09/15/42	3,280
	20,550,000		Time Warner, Inc	2.100	06/01/19	20,454
	3,900,000		Time Warner, Inc	3.600	07/15/25	3,695
	4,045,000		Time Warner, Inc	2.950	07/15/26	3,618
	7,500,000		Time Warner, Inc	3.800	02/15/27	7,041
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$150,000		Time Warner, Inc	4.850%	07/15/45	$134
	1,150,000		Viacom, Inc	5.850	09/01/43	1,125
	675,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	665
			TOTAL MEDIA & ENTERTAINMENT			202,707

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
EUR	400,000		Abbott Ireland Financing DAC	0.875	09/27/23	458
	400,000		Abbott Ireland Financing DAC	1.500	09/27/26	458
	$4,750,000		Abbott Laboratories	3.875	09/15/25	4,812
	11,022,000		Abbott Laboratories	3.750	11/30/26	10,891
	2,250,000		Abbott Laboratories	5.300	05/27/40	2,484
	5,700,000		AbbVie, Inc	3.750	11/14/23	5,671
	14,350,000		AbbVie, Inc	3.200	05/14/26	13,306
	14,575,000		AbbVie, Inc	4.250	11/14/28	14,158
	150,000		AbbVie, Inc	4.500	05/14/35	139
	6,700,000		AbbVie, Inc	4.400	11/06/42	5,923
	8,700,000		Actavis Funding SCS	3.800	03/15/25	8,497
	9,500,000		Actavis Funding SCS	4.550	03/15/35	9,021
	134,000		Actavis Funding SCS	4.750	03/15/45	127
EUR	550,000		Allergan Funding SCS	1.250	06/01/24	616
	350,000		Allergan Funding SCS	2.625	11/15/28	406
	$5,650,000		AstraZeneca plc	3.125	06/12/27	5,259
	8,625,000		AstraZeneca plc	4.000	01/17/29	8,496
	6,800,000	g	Bayer US Finance II LLC	4.375	12/15/28	6,496
	4,650,000	g	Bayer US Finance II LLC	4.625	06/25/38	4,228
	2,900,000		Celgene Corp	3.875	08/15/25	2,793
	13,600,000		Celgene Corp	3.450	11/15/27	12,383
	8,675,000		Gilead Sciences, Inc	2.950	03/01/27	8,081
	1,775,000		Gilead Sciences, Inc	4.000	09/01/36	1,620
	5,075,000		Gilead Sciences, Inc	4.150	03/01/47	4,681
	8,750,000		GlaxoSmithKline Capital, Inc	3.875	05/15/28	8,897
	8,150,000		Johnson & Johnson	2.900	01/15/28	7,816
	3,750,000		Johnson & Johnson	3.400	01/15/38	3,495
	3,300,000		Mylan NV	3.950	06/15/26	3,009
EUR	350,000		Mylan, Inc	2.125	05/23/25	391
	$5,750,000	g	Mylan, Inc	4.550	04/15/28	5,362
	9,600,000		Novartis Capital Corp	3.000	11/20/25	9,304
	500,000		Perrigo Finance plc	3.900	12/15/24	463
EUR	400,000	g	Takeda Pharmaceutical Co Ltd	0.375	11/21/20	458
	1,200,000	g	Takeda Pharmaceutical Co Ltd	1.125	11/21/22	1,384
	400,000	g	Takeda Pharmaceutical Co Ltd	3.000	11/21/30	467
	$17,725,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	13,535
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			185,585

REAL ESTATE - 1.4%
	1,675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	1,626
	2,300,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	2,223
	5,950,000		American Tower Corp	3.000	06/15/23	5,724
EUR	600,000		American Tower Corp	1.950	05/22/26	688
	$2,418,000		American Tower Corp	3.375	10/15/26	2,251
	1,600,000		American Tower Corp	3.600	01/15/28	1,496
	5,300,000		Boston Properties LP	4.500	12/01/28	5,422
	5,575,000		Brandywine Operating Partnership LP	4.100	10/01/24	5,514
	2,700,000		Brandywine Operating Partnership LP	3.950	11/15/27	2,567
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
	$5,825,000	Brixmor Operating Partnership LP	3.850%	02/01/25	$5,633
	5,250,000	Brixmor Operating Partnership LP	4.125	06/15/26	5,086
	4,050,000	Brixmor Operating Partnership LP	3.900	03/15/27	3,836
	3,965,000	Camden Property Trust	4.625	06/15/21	4,062
	3,000,000	Camden Property Trust	2.950	12/15/22	2,935
	2,050,000	Camden Property Trust	4.100	10/15/28	2,077
	3,911,000	Crown Castle International Corp	4.875	04/15/22	4,024
	2,275,000	Crown Castle International Corp	3.700	06/15/26	2,171
	1,700,000	Crown Castle International Corp	3.650	09/01/27	1,577
	2,968,000	DDR Corp	3.625	02/01/25	2,835
	350,000	DDR Corp	4.700	06/01/27	352
	3,075,000	Digital Realty Trust LP	3.700	08/15/27	2,904
	1,600,000	Duke Realty LP	3.250	06/30/26	1,523
	2,525,000	Duke Realty LP	4.000	09/15/28	2,508
	2,750,000	Equity One, Inc	3.750	11/15/22	2,745
	2,754,000	Essex Portfolio LP	3.375	01/15/23	2,717
	1,625,000	Healthcare Realty Trust, Inc	3.750	04/15/23	1,600
	6,600,000	Healthcare Realty Trust, Inc	3.875	05/01/25	6,433
	3,700,000	Healthcare Trust of America Holdings LP	3.375	07/15/21	3,681
	3,550,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	3,495
	6,250,000	Healthcare Trust of America Holdings LP	3.500	08/01/26	5,877
	1,950,000	Highwoods Realty LP	3.875	03/01/27	1,893
	2,900,000	Highwoods Realty LP	4.125	03/15/28	2,839
	4,050,000	Kilroy Realty LP	4.750	12/15/28	4,127
	1,700,000	Kimco Realty Corp	3.800	04/01/27	1,636
	5,224,000	Mid-America Apartments LP	4.300	10/15/23	5,355
	5,525,000	Mid-America Apartments LP	3.750	06/15/24	5,473
	4,300,000	Mid-America Apartments LP	4.000	11/15/25	4,286
	3,575,000	Mid-America Apartments LP	3.600	06/01/27	3,442
	3,600,000	National Retail Properties, Inc	3.800	10/15/22	3,618
	5,425,000	National Retail Properties, Inc	3.300	04/15/23	5,307
	2,575,000	National Retail Properties, Inc	4.000	11/15/25	2,549
	3,000,000	National Retail Properties, Inc	3.600	12/15/26	2,886
EUR	350,000	ProLogis LP	3.000	06/02/26	443
	$7,225,000	Regency Centers LP	3.900	11/01/25	7,116
	4,750,000	Regency Centers LP	3.600	02/01/27	4,543
EUR	330,000	Simon International Finance S.C.A	1.250	05/13/25	379
	$6,150,000	Ventas Realty LP	4.000	03/01/28	5,964
	1,170,000	Weingarten Realty Investors	3.375	10/15/22	1,154
	4,800,000	Weingarten Realty Investors	3.500	04/15/23	4,718
	3,025,000	Weingarten Realty Investors	4.450	01/15/24	3,078
	3,950,000	Weingarten Realty Investors	3.850	06/01/25	3,850
	1,300,000	Weingarten Realty Investors	3.250	08/15/26	1,204
	3,575,000	Welltower, Inc	4.000	06/01/25	3,530
		TOTAL REAL ESTATE			174,972

RETAILING - 0.4%
	600,000	Asbury Automotive Group, Inc	6.000	12/15/24	575
	2,950,000	AutoNation, Inc	3.800	11/15/27	2,631
	8,850,000	Home Depot, Inc	2.000	04/01/21	8,675
	8,725,000	Home Depot, Inc	3.350	09/15/25	8,618
	5,175,000	Home Depot, Inc	3.000	04/01/26	5,005
	8,600,000	Home Depot, Inc	4.500	12/06/48	8,902
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$2,975,000		Home Depot, Inc	3.500%	09/15/56	$2,506
	6,875,000		O’Reilly Automotive, Inc	3.600	09/01/27	6,554
	1,500,000	g	PetSmart, Inc	5.875	06/01/25	1,084
	5,050,000	g	Rolls-Royce plc	2.375	10/14/20	4,967
	1,850,000	g	Rolls-Royce plc	3.625	10/14/25	1,774
	1,500,000	g	Staples, Inc	8.500	09/15/25	1,353
	5,625,000		Target Corp	3.625	04/15/46	4,932
			TOTAL RETAILING			57,576

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
	15,640,000		Intel Corp	2.875	05/11/24	15,257
	4,800,000		Intel Corp	2.600	05/19/26	4,496
	2,500,000		Intel Corp	3.734	12/08/47	2,314
	3,475,000		Texas Instruments, Inc	2.625	05/15/24	3,358
	3,100,000		Texas Instruments, Inc	4.150	05/15/48	3,098
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			28,523

SOFTWARE & SERVICES - 0.9%
	4,175,000		Activision Blizzard, Inc	2.300	09/15/21	4,066
	4,350,000		Activision Blizzard, Inc	3.400	09/15/26	4,088
	5,200,000		Baidu, Inc	2.875	07/06/22	5,056
	1,725,000		Baidu, Inc	4.375	05/14/24	1,743
	11,348,000		Fidelity National Information Services, Inc	3.625	10/15/20	11,397
GBP	150,000		Fidelity National Information Services, Inc	1.700	06/30/22	188
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	426
	$1,950,000		IHS Markit Ltd	4.125	08/01/23	1,930
	3,350,000		IHS Markit Ltd	4.750	08/01/28	3,270
	26,300,000		Microsoft Corp	2.400	08/08/26	24,612
	3,750,000		Microsoft Corp	4.100	02/06/37	3,855
	5,850,000		Microsoft Corp	3.700	08/08/46	5,632
	1,475,000		NCR Corp	4.625	02/15/21	1,438
	525,000		NCR Corp	5.875	12/15/21	512
	12,600,000		Oracle Corp	2.500	05/15/22	12,333
	14,375,000		Oracle Corp	2.650	07/15/26	13,329
	4,900,000		Oracle Corp	3.800	11/15/37	4,588
	6,300,000		Oracle Corp	4.000	11/15/47	5,871
	2,050,000	g	Refinitiv US Holdings, Inc	6.250	05/15/26	1,978
	2,425,000		salesforce.com, Inc	3.700	04/11/28	2,439
	5,425,000		Total System Services, Inc	4.450	06/01/28	5,327
			TOTAL SOFTWARE & SERVICES			114,078

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
	3,475,000		Amphenol Corp	3.125	09/15/21	3,444
EUR	675,000		Amphenol Technologies Holding GmbH	2.000	10/08/28	770
	$8,075,000		Apple, Inc	2.450	08/04/26	7,467
	31,025,000		Apple, Inc	3.200	05/11/27	29,959
EUR	750,000		Apple, Inc	1.375	05/24/29	872
	$4,525,000		Apple, Inc	4.650	02/23/46	4,812
	4,075,000		Broadcom Corp	3.875	01/15/27	3,658
	4,150,000		Broadcom Corp	3.500	01/15/28	3,598
	19,750,000		Cisco Systems, Inc	1.850	09/20/21	19,203
	2,600,000	g	CommScope, Inc	5.500	06/15/24	2,379
	2,075,000		Corning, Inc	4.375	11/15/57	1,736
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$13,175,000	g	Dell International LLC	4.420%	06/15/21	$13,161
	10,550,000	g	Dell International LLC	6.020	06/15/26	10,603
	3,150,000		L3 Technologies, Inc	3.850	06/15/23	3,155
	1,365,000	g	Millicom International Cellular S.A.	6.625	10/15/26	1,382
	2,900,000		Motorola Solutions, Inc	4.600	02/23/28	2,837
	5,250,000	g	NXP BV	4.875	03/01/24	5,273
	6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	6,675
EUR	400,000		Tyco Electronics Group S.A.	1.100	03/01/23	465
	$2,175,000		Tyco Electronics Group S.A.	3.700	02/15/26	2,116
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			123,565

TELECOMMUNICATION SERVICES - 1.3%
EUR	500,000	g	Altice Luxembourg S.A.	7.250	05/15/22	532
	300,000		AT&T, Inc	1.300	09/05/23	347
	$36,375,000		AT&T, Inc	3.400	05/15/25	34,193
EUR	500,000		AT&T, Inc	2.350	09/05/29	560
	$21,900,000		AT&T, Inc	4.300	02/15/30	20,709
	9,000,000		AT&T, Inc	4.500	05/15/35	8,088
	200,000		AT&T, Inc	4.300	12/15/42	170
	150,000		AT&T, Inc	4.800	06/15/44	135
	6,525,000		AT&T, Inc	5.150	11/15/46	6,071
	4,525,000		AT&T, Inc	4.500	03/09/48	3,901
	500,000		AT&T, Inc	5.300	08/15/58	464
	4,400,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	4,331
	1,325,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	1,274
	4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,220
	3,400,000	g	ENTEL Chile S.A.	4.875	10/30/24	3,309
	3,950,000		France Telecom S.A.	5.375	01/13/42	4,174
	6,000,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	5,850
	698,000	o	Oi S.A.	10.000	07/27/25	690
	2,125,000		Telefonica Emisiones SAU	4.103	03/08/27	2,049
	2,325,000		T-Mobile USA, Inc	6.375	03/01/25	2,354
	3,150,000	g	Turkcell Iletisim Hizmetleri AS.	5.800	04/11/28	2,708
	4,350,000		Verizon Communications, Inc	3.376	02/15/25	4,220
EUR	400,000		Verizon Communications, Inc	1.375	10/27/26	455
	$9,392,000		Verizon Communications, Inc	4.329	09/21/28	9,436
EUR	400,000		Verizon Communications, Inc	1.875	10/26/29	451
	$30,520,000		Verizon Communications, Inc	4.272	01/15/36	28,593
EUR	300,000		Verizon Communications, Inc	2.875	01/15/38	345
	$10,550,000		Verizon Communications, Inc	3.850	11/01/42	9,137
	3,350,000		Verizon Communications, Inc	4.125	08/15/46	2,960
EUR	500,000	g	Virgin Media Finance plc	4.500	01/15/25	566
	$8,700,000		Vodafone Group plc	4.375	05/30/28	8,445
			TOTAL TELECOMMUNICATION SERVICES			171,737

TRANSPORTATION - 0.7%
	4,850,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	4,338
	72,000		Burlington Northern Santa Fe LLC	4.150	04/01/45	70
	200,000		Canadian Pacific Railway Co	4.800	08/01/45	209
	5,000,000		CSX Corp	3.250	06/01/27	4,706
	3,500,000		CSX Corp	3.800	03/01/28	3,436
	4,250,000		CSX Corp	4.250	03/15/29	4,318
	150,000		CSX Corp	4.100	03/15/44	139
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$4,000,000		CSX Corp	3.800%	11/01/46	$3,528
	6,500,000		CSX Corp	4.300	03/01/48	6,198
	9,250,000		Delta Air Lines, Inc	3.625	03/15/22	9,052
	6,100,000		Delta Air Lines, Inc	3.800	04/19/23	6,002
	3,650,000	g	DP World Ltd	5.625	09/25/48	3,431
EUR	400,000		FedEx Corp	1.000	01/11/23	462
	325,000		FedEx Corp	1.625	01/11/27	367
	$100,000		FedEx Corp	3.875	08/01/42	83
	2,830,000		FedEx Corp	4.100	02/01/45	2,442
	7,425,000		FedEx Corp	4.050	02/15/48	6,228
	10,000,000		Kansas City Southern	2.350	05/15/20	9,849
	4,225,000		Norfolk Southern Corp	4.150	02/28/48	3,948
	8,925,000		Northrop Grumman Corp	3.250	01/15/28	8,345
	3,500,000		Northrop Grumman Corp	4.030	10/15/47	3,188
	4,475,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	4,394
	6,150,000		Union Pacific Corp	3.950	09/10/28	6,145
	6,125,000		Union Pacific Corp	4.500	09/10/48	6,048
			TOTAL TRANSPORTATION			96,926

UTILITIES - 2.6%
	1,650,000		AEP Transmission Co LLC	3.100	12/01/26	1,595
	1,650,000		AEP Transmission Co LLC	4.000	12/01/46	1,578
	1,600,000		AES Corp	4.500	03/15/23	1,560
	1,775,000		AES Corp	4.875	05/15/23	1,735
	8,475,000		AGL Capital Corp	3.875	11/15/25	8,369
	2,125,000		AGL Capital Corp	4.400	06/01/43	2,019
	3,475,000		Alabama Power Co	4.150	08/15/44	3,404
	400,000		American Electric Power Co, Inc	3.200	11/13/27	380
	2,750,000		American Water Capital Corp	3.000	12/01/26	2,606
	2,375,000		American Water Capital Corp	4.000	12/01/46	2,240
	7,175,000		American Water Capital Corp	3.750	09/01/47	6,457
	5,500,000		Atmos Energy Corp	8.500	03/15/19	5,560
	1,175,000		Atmos Energy Corp	4.125	10/15/44	1,135
	6,500,000		Baltimore Gas & Electric Co	3.750	08/15/47	5,969
	5,925,000		Berkshire Hathaway Energy Co	3.250	04/15/28	5,640
	6,225,000		Black Hills Corp	4.250	11/30/23	6,280
	1,575,000		Black Hills Corp	3.150	01/15/27	1,475
	4,750,000		Carolina Power & Light Co	5.300	01/15/19	4,753
	3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,744
	3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,015
	2,850,000	g	Cerro del Aguila S.A.	4.125	08/16/27	2,629
	4,675,000		CMS Energy Corp	3.600	11/15/25	4,598
	200,000		CMS Energy Corp	3.450	08/15/27	193
	200,000		Commonwealth Edison Co	2.950	08/15/27	192
	250,000		Commonwealth Edison Co	3.700	08/15/28	251
	4,200,000		Commonwealth Edison Co	5.900	03/15/36	4,957
	2,750,000		Connecticut Light & Power Co	5.500	02/01/19	2,754
	4,575,000		Consolidated Edison, Inc	2.000	05/15/21	4,438
	3,775,000		Dominion Resources, Inc	2.000	08/15/21	3,627
	5,750,000		DTE Electric Co	3.750	08/15/47	5,357
	200,000		DTE Energy Co	3.800	03/15/27	195
	1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,427
	5,825,000		Duke Energy Corp	1.800	09/01/21	5,575
	8,675,000		Duke Energy Corp	2.650	09/01/26	7,902
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$750,000		Duke Energy Corp	4.800%	12/15/45	$765
	6,389,824		Duke Energy Florida Project Finance LLC	1.196	03/01/20	6,320
	5,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	4,877
	1,450,000		Duke Energy Ohio, Inc	3.800	09/01/23	1,485
	200,000		Emera US Finance LP	3.550	06/15/26	190
	4,325,000		Enel Chile S.A.	4.875	06/12/28	4,314
	5,700,000		Entergy Corp	2.950	09/01/26	5,261
	5,850,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	5,512
	6,250,000	g	Eskom Holdings SOC Ltd	6.350	08/10/28	6,022
	2,675,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	2,517
	9,450,000		Exelon Generation Co LLC	3.400	03/15/22	9,301
	300,000		FirstEnergy Corp	3.900	07/15/27	291
	8,150,000		Fortis, Inc	3.055	10/04/26	7,444
	350,000		Georgia Power Co	3.250	03/30/27	328
	3,600,000		Indiana Michigan Power Co	3.750	07/01/47	3,290
	2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,762
	1,300,000	g	Israel Electric Corp Ltd	5.000	11/12/24	1,309
	6,125,000	g	Israel Electric Corp Ltd	4.250	08/14/28	5,831
	1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,015
	4,525,000	g	KazTransGas JSC	4.375	09/26/27	4,185
	3,675,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	3,716
	5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,018
	6,150,000		MidAmerican Energy Co	3.650	08/01/48	5,670
	3,000,000	g	Minejesa Capital BV	4.625	08/10/30	2,678
	800,000	g	Minejesa Capital BV	5.625	08/10/37	701
	3,335,000		Nevada Power Co	5.450	05/15/41	3,845
	13,375,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	12,770
	7,100,000		NiSource Finance Corp	3.490	05/15/27	6,779
	200,000		NiSource Finance Corp	4.800	02/15/44	194
	2,000,000		NRG Energy, Inc	6.250	05/01/24	2,030
EUR	230,000		NTPC Ltd	2.750	02/01/27	257
	$6,150,000		Ohio Power Co	4.150	04/01/48	6,078
	7,100,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	7,079
	1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,463
	750,000	g	Pacific Gas & Electric Co	4.650	08/01/28	660
	2,700,000		Pacific Gas & Electric Co	3.750	08/15/42	2,005
	5,850,000		Pacific Gas & Electric Co	4.250	03/15/46	4,551
	500,000		Pacific Gas & Electric Co	3.950	12/01/47	380
	4,500,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	4,506
	4,600,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	4,256
	750,000		Potomac Electric Power Co	7.900	12/15/38	1,021
	6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,009
	200,000		PPL Capital Funding, Inc	3.100	05/15/26	188
	2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,004
	3,825,000		Progress Energy, Inc	7.050	03/15/19	3,854
	9,725,000		PSEG Power LLC	3.850	06/01/23	9,732
	8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	8,962
	2,650,000	g	Rio Oil Finance Trust	8.200	04/06/28	2,776
	300,000		San Diego Gas & Electric Co	2.500	05/15/26	278
	5,550,000		Sempra Energy	2.875	10/01/22	5,352
	250,000		Sierra Pacific Power Co	2.600	05/01/26	233
	200,000		South Carolina Electric & Gas Co	4.350	02/01/42	196
	1,900,000		Southern California Edison Co	4.125	03/01/48	1,801
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$2,000,000		Southern Co Gas Capital Corp	3.950%	10/01/46	$1,753
	8,250,000		Southern Power Co	2.500	12/15/21	8,012
	7,825,000		Southern Power Co	4.150	12/01/25	7,758
	7,375,000		Southwest Gas Corp	3.700	04/01/28	7,340
	3,680,000		Virginia Electric & Power Co	2.950	01/15/22	3,640
	3,550,000		Virginia Electric & Power Co	2.950	11/15/26	3,366
	3,250,000		Virginia Electric & Power Co	3.500	03/15/27	3,202
	4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	3,923
	3,175,000		Xcel Energy, Inc	3.350	12/01/26	3,082
	2,890,000		Xcel Energy, Inc	4.800	09/15/41	2,945
			TOTAL UTILITIES			350,691

			TOTAL CORPORATE BONDS			4,224,269
			(Cost $4,356,461)

GOVERNMENT BONDS - 45.8%

AGENCY SECURITIES - 2.5%
	6,628,887		AMAL Ltd	3.465	08/21/21	6,692
	2,500,000		Amber Circle Funding Ltd	3.250	12/04/22	2,458
	3,879,000		Canal Barge Co, Inc	4.500	11/12/34	4,119
	41,206,846		CES MU2 LLC	1.994	05/13/27	39,722
	3,967,900		Export Lease Ten Co LLC	1.650	05/07/25	3,827
	250,000		Federal Home Loan Bank (FHLB)	1.125	07/14/21	241
	300,000		Federal National Mortgage Association (FNMA)	2.625	09/06/24	299
	11,880,120		Helios Leasing II LLC	2.668	03/18/25	11,837
	12,129,409		HNA LLC	2.291	06/30/27	11,853
	12,890,000		Lutheran Medical Center	1.982	02/20/30	12,003
	7,890,000		Montefiore Medical Center	2.152	10/20/26	7,624
	3,356,695		MSN 41079 and 41084 Ltd	1.631	12/14/24	3,243
	12,767,857		Overseas Private Investment Corp (OPIC)	3.520	09/20/32	13,093
	7,029,531		Premier Aircraft Leasing	3.576	02/06/22	7,113
	5,000,000		Private Export Funding Corp (PEFCO)	4.375	03/15/19	5,016
	7,240,000		PEFCO	1.450	08/15/19	7,181
	27,750,000		PEFCO	2.250	03/15/20	27,612
	24,000,000	g	PEFCO	3.266	11/08/21	24,307
	35,000,000		PEFCO	4.300	12/15/21	36,566
	25,747,000		PEFCO	2.050	11/15/22	25,128
	30,453,846		Tagua Leasing LLC	1.900	07/12/24	29,740
	1,643,233		Union 12 Leasing LLC	2.164	02/17/24	1,618
	12,330,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	12,606
	7,329,675		Windermere Aviation LLC	2.351	05/27/26	7,215
	16,717,920		Zarapito Leasing LLC	2.628	11/12/26	16,613
			TOTAL AGENCY SECURITIES			317,726

FOREIGN GOVERNMENT BONDS - 5.5%
	4,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	3,879
	3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,327
	1,175,000		Argentina Republic Government International Bond	5.625	01/26/22	991
	2,000,000		Argentina Republic Government International Bond	5.875	01/11/28	1,438
AUD	1,700,000		Australia Government International Bond	5.750	05/15/21	1,305
	1,700,000		Australia Government International Bond	2.250	05/21/28	1,193
	$2,250,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	1,889
	987,000	g	Bermuda Government International Bond	4.854	02/06/24	1,026
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$3,450,000	g	Bermuda Government International Bond	3.717%	01/25/27	$3,282
	2,500,000	g	Bermuda Government International Bond	4.750	02/15/29	2,541
	6,000,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	5,955
BRL	3,500,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/23	946
	$3,300,000		Brazilian Government International Bond	5.625	02/21/47	3,114
EUR	1,000,000		Bundesrepublik Deutschland	1.250	08/15/48	1,256
	$5,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	4,956
	1,850,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,826
	4,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	3,893
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	489
CAD	1,300,000	g	Canada Housing Trust No	2.550	12/15/23	963
	1,460,000		Canadian Government International Bond	0.500	02/01/19	1,068
	1,960,000		Canadian Government International Bond	1.750	08/01/20	1,433
	1,000,000		Canadian Government International Bond	5.000	06/01/37	1,052
	$8,800,000		Chile Government International Bond	3.240	02/06/28	8,444
	6,125,000		Colombia Government International Bond	2.625	03/15/23	5,751
	4,000,000		Colombia Government International Bond	5.000	06/15/45	3,808
	3,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	3,014
	20,200,000	g	CPPIB Capital, Inc	2.250	01/25/22	19,900
	16,400,000	g	CPPIB Capital, Inc	2.750	11/02/27	15,989
DOP	48,650,000	g	Dominican Republic International Bond	8.900	02/15/23	934
	$2,000,000	g	Dominican Republic International Bond	6.500	02/15/48	1,890
	2,275,000	g	Egypt Government International Bond	5.577	02/21/23	2,160
	3,950,000	g	Egypt Government International Bond	8.500	01/31/47	3,570
	10,000,000		European Investment Bank	2.500	04/15/21	9,980
	250,000		European Investment Bank	3.250	01/29/24	256
	3,500,000		European Investment Bank	4.875	02/15/36	4,290
	3,575,000	g	Export Credit Bank of Turkey	4.250	09/18/22	3,235
	300,000	g	Export Credit Bank of Turkey	5.375	10/24/23	273
	15,000,000		Export Development Canada	2.000	11/30/20	14,823
	2,000,000	g	Export-Import Bank of China	2.850	09/16/20	1,980
	5,800,000	g	Export-Import Bank of India	3.875	02/01/28	5,466
EUR	3,000,000		French Republic Government Bond OAT	0.500	05/25/25	3,501
	3,100,000		French Republic Government Bond OAT	0.750	11/25/28	3,570
	1,250,000		French Republic Government Bond OAT	1.250	05/25/34	1,461
	1,200,000	g	French Republic Government Bond OAT	2.000	05/25/48	1,497
	$1,000,000	g	Ghana Government International Bond	8.627	06/16/49	872
	3,600,000	g	Guatemala Government International Bond	4.500	05/03/26	3,375
	2,000,000	g	Guatemala Government International Bond	4.375	06/05/27	1,845
EUR	2,150,000	g	Hellenic Republic Government International Bond	4.375	08/01/22	2,563
	3,600,000	g	Hellenic Republic Government International Bond	3.375	02/15/25	3,985
	$2,595,000	g	Honduras Government International Bond	7.500	03/15/24	2,722
CAD	1,800,000		Hydro-Quebec	5.000	02/15/45	1,754
IDR	18,000,000,000		Indonesia Treasury Bond	8.250	07/15/21	1,269
	12,500,000,000		Indonesia Treasury Bond	7.500	05/15/38	800
AUD	500,000		Inter-American Development Bank	4.750	08/27/24	393
	900,000		Inter-American Development Bank	2.750	10/30/25	637
	1,300,000		International Bank for Reconstruction & Development	2.800	01/13/21	926
ILS	3,600,000	i	Israel Government International Bond	0.350	05/31/26	961
	$6,200,000		Israel Government International Bond	3.250	01/17/28	6,092
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
	$4,375,000		Israel Government International Bond		4.125%	01/17/48	$4,280
ILS	3,100,000		Israel Government International Bond-Fixed		5.500	01/31/42	1,141
EUR	2,250,000		Italy Buoni Poliennali Del Tesoro		0.350	06/15/20	2,575
	1,250,000		Italy Buoni Poliennali Del Tesoro		0.050	04/15/21	1,410
	4,350,000		Italy Buoni Poliennali Del Tesoro		2.450	10/01/23	5,131
	3,345,000		Italy Buoni Poliennali Del Tesoro		1.250	12/01/26	3,545
	1,225,000	g	Italy Buoni Poliennali Del Tesoro		2.950	09/01/38	1,334
	1,000,000	g	Ivory Coast Government International Bond		6.625	03/22/48	964
	$2,353,000	g	Ivory Coast Government International Bond (Step Bond)		5.750	12/31/32	2,067
	6,000,000		Japan Bank for International Cooperation		2.375	04/20/26	5,734
	2,000,000	g	Japan Finance Organization for Municipalities		2.000	09/08/20	1,967
	2,700,000	g	Japan Finance Organization for Municipalities		2.125	02/12/21	2,657
	4,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	3,926
	6,650,000	g	Japan Finance Organization for Municipalities		3.375	09/27/23	6,757
JPY	113,000,000		Japan Finance Organization for Municipalities		0.450	03/14/25	1,061
	103,000,000		Japan Finance Organization for Municipalities		0.484	06/13/25	971
	140,000,000		Japan Finance Organization for Municipalities		0.020	03/13/26	1,282
	76,000,000		Japan Government Five Year Bond		0.100	06/20/23	701
	440,000,000		Japan Government Ten Year Bond		0.100	09/20/26	4,085
	369,000,000		Japan Government Ten Year Bond		0.100	12/20/26	3,424
	350,000,000		Japan Government Thirty Year Bond		2.400	11/20/31	4,101
	350,000,000		Japan Government Thirty Year Bond		2.300	05/20/32	4,082
	300,000,000		Japan Government Thirty Year Bond		2.500	09/20/34	3,655
	450,000,000		Japan Government Thirty Year Bond		0.500	09/20/46	3,913
	114,000,000		Japan Government Thirty Year Bond		0.700	06/20/48	1,036
	530,000,000		Japan Government Twenty Year Bond		1.900	03/22/21	5,054
	93,000,000		Japan Government Twenty Year Bond		0.600	12/20/36	873
	445,000,000		Japan Government Two Year Bond		0.100	02/15/19	4,061
	$475,000	g	Jordan Government International Bond		7.375	10/10/47	422
EUR	600,000	g	Kazakhstan Government International Bond		2.375	11/09/28	681
	$1,900,000	g	Kenya Government International Bond		7.250	02/28/28	1,702
	45,000,000		KFW		2.750	10/01/20	45,089
	18,750,000		KFW		2.625	01/25/22	18,746
EUR	1,080,000		Kingdom of Belgium Government International Bond		1.250	04/22/33	1,245
	1,025,000	g	Kingdom of Belgium Government International Bond		1.600	06/22/47	1,133
	$7,700,000	g	Kommunalbanken AS.		1.625	01/15/20	7,611
	1,925,000	g	Kommunalbanken AS.		1.375	10/26/20	1,880
	3,750,000	g	Kommunalbanken AS.		1.625	02/10/21	3,670
	5,000,000	g	Kommunalbanken AS.		2.250	01/25/22	4,936
EUR	500,000		Kommunalbanken AS.		0.625	04/20/26	579
	$5,000,000	g	Kommuninvest I Sverige AB		2.000	11/12/19	4,971
	4,000,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	3.326	03/12/21	3,999
	2,675,000	g	Korea Housing Finance Corp		2.000	10/11/21	2,578
	5,775,000	g	Korea Housing Finance Corp		3.000	10/31/22	5,680
KRW	3,920,000,000		Korea Treasury Bond		2.000	03/10/21	3,524
	4,630,000,000		Korea Treasury Bond		1.375	09/10/21	4,096
	1,800,000,000		Korea Treasury Bond		1.500	12/10/26	1,555
	$5,750,000	g	Kuwait International Government Bond		2.750	03/20/22	5,651
	1,750,000		Lebanon Government International Bond		6.750	11/29/27	1,367
	5,250,000	g	Lithuania Government International Bond		6.625	02/01/22	5,721
343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
MXN	14,500,000		Mexican Bonos	8.000%	12/07/23	$720
	23,500,000		Mexican Bonos	5.750	03/05/26	1,010
	$4,797,000		Mexico Government International Bond	4.000	10/02/23	4,775
	5,100,000		Mexico Government International Bond	4.150	03/28/27	4,931
	6,650,000		Mexico Government International Bond	4.750	03/08/44	6,045
	525,000	g	Mongolia Government International Bond	5.625	05/01/23	496
	5,750,000	g	Morocco Government International Bond	5.500	12/11/42	5,868
	2,900,000	g	Municipality Finance plc	1.125	09/16/19	2,868
	3,075,000	g	Namibia Government International Bond	5.250	10/29/25	2,764
	4,500,000	g	Nederlandse Waterschapsbank NV	2.125	11/15/21	4,408
	4,000,000	g	Nederlandse Waterschapsbank NV	3.125	12/05/22	4,051
EUR	2,150,000	g	Netherlands Government International Bond	0.750	07/15/28	2,552
AUD	500,000		New South Wales Treasury Corp	4.000	05/20/26	387
NZD	1,175,000		New Zealand Government Bond	2.750	04/15/37	794
	700,000		New Zealand Government International Bond	4.500	04/15/27	551
	$3,050,000	g	Nigeria Government International Bond	6.500	11/28/27	2,702
	1,550,000	g	Nigeria Government International Bond	7.143	02/23/30	1,372
NOK	26,000,000	g	Norway Government International Bond	2.000	04/26/28	3,069
	$4,000,000		Panama Government International Bond	6.700	01/26/36	4,880
	3,000,000		Panama Government International Bond	4.500	05/15/47	2,914
	3,150,000	g	Paraguay Government International Bond	5.600	03/13/48	3,095
	4,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	3,910
	11,775,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	11,492
PEN	4,860,000	g	Peruvian Government International Bond	8.200	08/12/26	1,695
	$3,000,000		Peruvian Government International Bond	8.750	11/21/33	4,418
	1,450,000		Peruvian Government International Bond	5.625	11/18/50	1,702
PHP	45,000,000		Philippine Government International Bond	4.950	01/15/21	842
	$1,700,000		Philippine Government International Bond	3.700	03/01/41	1,617
	3,000,000		Philippine Government International Bond	3.700	02/02/42	2,853
	6,150,000		Poland Government International Bond	5.000	03/23/22	6,471
PLN	6,600,000		Poland Government International Bond	4.000	10/25/23	1,912
	$15,000,000		Province of British Columbia Canada	2.000	10/23/22	14,611
CAD	2,350,000		Province of British Columbia Canada	2.550	06/18/27	1,707
	$20,750,000		Province of Manitoba Canada	1.750	05/30/19	20,663
	10,000,000		Province of Manitoba Canada	3.050	05/14/24	10,048
	25,000,000		Province of Manitoba Canada	2.125	06/22/26	23,389
	22,500,000		Province of Quebec Canada	3.500	07/29/20	22,783
CAD	1,650,000		Province of Quebec Canada	2.750	09/01/27	1,211
	$6,000,000		Province of Quebec Canada	7.500	09/15/29	8,331
	2,000,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,620
AUD	1,680,000	g	Queensland Treasury Corp	3.500	08/21/30	1,241
EUR	850,000	g	Republic of Austria Government International Bond	0.750	02/20/28	998
PLN	1,350,000		Republic of Poland Government International Bond	2.500	01/25/23	367
	2,750,000		Republic of Poland Government International Bond	2.750	04/25/28	731
	$2,475,000		Republic of South Africa Government International Bond	4.850	09/27/27	2,315
	100,000		Republic of the Philippines	6.500	01/20/20	104
	5,040,000	g	Romanian Government International Bond	5.125	06/15/48	4,869
RUB	88,750,000		Russian Federal Bond - Federal Loan Obligation	7.000	01/25/23	1,223
	$3,250,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	3,311
	1,500,000	g	Saudi Government International Bond	2.375	10/26/21	1,446
	4,000,000	g	Saudi Government International Bond	3.250	10/26/26	3,738
344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)
	$14,775,000	g	Saudi Government International Bond	4.500%	04/17/30	$14,745
EUR	1,000,000	g	Senegal Government International Bond	4.750	03/13/28	1,055
	$2,000,000	g	Senegal Government International Bond	6.250	05/23/33	1,725
	4,000,000	g	Senegal Government International Bond	6.750	03/13/48	3,317
SGD	4,250,000		Singapore Government International Bond	1.750	04/01/22	3,110
	$4,000,000		South Africa Government International Bond	5.875	09/16/25	4,050
ZAR	12,200,000		South Africa Government International Bond	10.500	12/21/26	922
	15,100,000		South Africa Government International Bond	8.750	01/31/44	932
EUR	2,220,000		Spain Government International Bond	0.400	04/30/22	2,578
	2,550,000	g	Spain Government International Bond	2.750	10/31/24	3,273
	1,595,000	g	Spain Government International Bond	1.400	07/30/28	1,825
	1,600,000	g	Spain Government International Bond	2.700	10/31/48	1,868
	$3,000,000	g	Sri Lanka Government International Bond	5.750	01/18/22	2,829
	1,250,000	g	Sri Lanka Government International Bond	5.750	04/18/23	1,154
	1,500,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,406
	4,000,000		Svensk Exportkredit AB	1.750	03/10/21	3,924
SEK	4,400,000		Sweden Government International Bond	2.250	06/01/32	584
THB	26,500,000		Thailand Government International Bond	1.875	06/17/22	810
	33,000,000		Thailand Government International Bond	2.000	12/17/22	1,010
	47,900,000		Thailand Government International Bond	3.400	06/17/36	1,545
AUD	500,000		Treasury Corp of Victoria	6.000	06/15/20	372
	2,175,000		Treasury Corp of Victoria	3.000	10/20/28	1,566
	$7,000,000		Turkey Government International Bond	3.250	03/23/23	6,269
	2,600,000		Turkey Government International Bond	6.000	03/25/27	2,453
	5,650,000		Turkey Government International Bond	5.125	02/17/28	4,966
	2,950,000		Turkey Government International Bond	6.875	03/17/36	2,773
	750,000	g	Ukraine Government International Bond	9.750	11/01/28	705
	6,300,000	g	Ukraine Government International Bond	7.375	09/25/32	5,015
GBP	2,375,000		United Kingdom Gilt	1.750	07/22/19	3,044
	2,365,000		United Kingdom Gilt	2.750	09/07/24	3,315
	2,450,000		United Kingdom Gilt	4.750	12/07/30	4,276
	1,000,000		United Kingdom Gilt	4.250	03/07/36	1,763
	900,000		United Kingdom Gilt	1.500	07/22/47	1,065
	975,000		United Kingdom Gilt	1.750	07/22/57	1,249
UYU	20,760,000	g	Uruguay Government International Bond	9.875	06/20/22	632
	$2,352,945		Uruguay Government International Bond	4.375	10/27/27	2,354
UYU	21,800,000	g	Uruguay Government International Bond	8.500	03/15/28	572
	$6,750,000		Uruguay Government International Bond	5.100	06/18/50	6,625
			TOTAL FOREIGN GOVERNMENT BONDS			723,977

MORTGAGE BACKED - 17.6%
	7,732,106		Federal Home Loan Mortgage Corp (FHLMC)	3.000	10/15/33	7,575
	31,624,630		FHLMC	3.500	08/15/43	32,246
	8,811,697		FHLMC	3.000	03/15/44	8,724
	24,524,898		FHLMC	3.500	09/15/44	24,817
	24,491,613	i	FHLMC	5.992	06/15/48	26,833
	20,625,233	i	FHLMC	5.912	10/15/48	22,348
	16,731		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	17
	6,747		FGLMC	7.000	05/01/23	7
	10,895,246		FGLMC	3.500	03/01/27	11,030
	22,933		FGLMC	8.000	01/01/31	24
	5,276		FGLMC	7.000	01/01/32	5
	585,337		FGLMC	4.500	07/01/33	611
	3,952,698		FGLMC	7.000	12/01/33	4,506

345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,270,030	FGLMC	4.500%	10/01/34	$1,321
753,249	FGLMC	4.500	04/01/35	784
1,243,888	FGLMC	7.000	05/01/35	1,410
3,007,544	FGLMC	5.000	06/01/36	3,192
1,254,468	FGLMC	5.000	07/01/39	1,328
154,572	FGLMC	4.500	12/01/43	162
97,850	FGLMC	4.500	02/01/44	103
3,967,498	FGLMC	4.500	10/01/44	4,158
1,574,464	FGLMC	4.500	11/01/44	1,650
2,227,743	FGLMC	4.500	11/01/44	2,335
863,132	FGLMC	4.500	12/01/44	898
1,415,629	FGLMC	4.500	12/01/44	1,484
7,588,751	FGLMC	3.500	04/01/45	7,625
1,068,800	FGLMC	4.500	05/01/45	1,081
60,495,863	FGLMC	3.500	10/01/45	60,773
36,258,459	FGLMC	4.000	12/01/45	37,230
91,387,937	FGLMC	3.500	08/01/46	91,920
49,184,466	FGLMC	3.000	01/01/47	47,963
99,063,952	FGLMC	3.000	02/01/47	96,641
2,891,120	FGLMC	4.500	06/01/47	3,052
5,992,768	FGLMC	4.000	09/01/47	6,150
31,286,813	FGLMC	3.500	03/01/48	31,382
39,950,807	FGLMC	4.000	03/01/48	40,989
20,319,127	FGLMC	4.000	07/01/48	20,845
30,935,476	FGLMC	4.500	08/01/48	32,403
14,801,044	FHLMC	4.500	10/01/48	15,516
17,912,272	FHLMC	3.500	11/01/48	17,968
52,649	Federal National Mortgage Association (FNMA)	8.000	07/01/24	58
11,787	FNMA	9.000	11/01/25	13
19,889,843	FNMA	3.500	02/01/32	20,146
6,550,428	FNMA	3.500	05/01/32	6,652
16,809,601	FNMA	3.500	07/01/32	17,026
2,549,237	FNMA	3.000	11/01/32	2,545
1,655,409	FNMA	3.500	04/01/33	1,676
613,076	FNMA	4.500	10/01/33	638
1,095,643	FNMA	4.500	05/01/35	1,142
6,989,746	FNMA	5.000	05/01/35	7,424
3,102,189	FNMA	5.000	10/01/35	3,295
2,620,295	FNMA	5.000	02/01/36	2,783
4,987,120	FNMA	5.500	11/01/38	5,309
93,573	FNMA	4.500	04/01/39	97
148,811	FNMA	4.500	02/01/40	154
1,071,709	FNMA	5.000	08/01/40	1,138
5,970,058	FNMA	5.000	09/01/40	6,339
572,737	FNMA	4.500	11/01/40	600
1,033,646	FNMA	4.500	01/01/41	1,083
668,766	FNMA	4.500	02/01/41	695
8,827,222	FNMA	5.000	05/01/41	9,374
986,194	FNMA	4.500	06/01/41	1,029
993,185	FNMA	4.500	06/01/41	1,037
455,695	FNMA	5.000	06/01/41	484
2,829,626	FNMA	5.000	07/01/41	3,005
812,597	FNMA	5.000	08/01/41	863

346

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,050,526		FNMA	4.500%	12/01/41	$1,096
1,064,570		FNMA	4.500	01/01/42	1,112
890,613		FNMA	4.500	03/01/42	926
935,606		FNMA	4.500	04/01/42	977
5,885,572		FNMA	4.500	04/01/42	6,168
1,021,089		FNMA	4.500	06/01/42	1,061
4,788,342		FNMA	4.500	06/01/42	5,009
859,064		FNMA	4.500	07/01/42	898
8,110,181		FNMA	3.000	04/25/43	8,031
7,138,600		FNMA	4.500	06/01/44	7,463
6,809,207		FNMA	4.500	10/01/44	7,117
13,062,175		FNMA	4.500	11/01/44	13,662
3,875,199		FNMA	4.500	12/01/44	4,053
39,096,525		FNMA	3.000	02/25/45	39,064
8,440,725		FNMA	3.000	02/25/45	8,434
734,172		FNMA	3.500	03/01/45	738
383,048		FNMA	3.500	03/01/45	384
1,638,379		FNMA	4.500	03/01/45	1,713
11,414,731		FNMA	3.000	03/25/45	11,380
660,985		FNMA	4.500	04/01/45	691
30,564,468		FNMA	3.500	04/25/45	31,084
34,618,112		FNMA	3.500	04/25/45	35,170
15,555,705		FNMA	3.500	05/01/45	15,675
69,845,388		FNMA	3.000	12/25/45	69,240
21,938,925		FNMA	3.500	01/01/46	22,035
38,176,847		FNMA	4.000	01/01/46	39,246
19,359,320		FNMA	3.500	06/01/46	19,439
4,531,466		FNMA	3.500	08/01/46	4,550
21,840,719		FNMA	3.500	10/01/46	21,921
33,502,403		FNMA	3.000	11/01/46	32,711
46,053,794		FNMA	3.500	12/01/46	46,166
117,027,567		FNMA	3.500	01/01/47	117,151
4,419,520		FNMA	3.000	02/01/47	4,315
947,029		FNMA	3.500	11/01/47	948
16,716,152		FNMA	4.500	01/01/48	17,520
15,092,727		FNMA	4.500	02/01/48	15,818
131,564,042		FNMA	3.000	02/25/48	130,278
16,495,642		FNMA	4.000	03/01/48	16,928
4,139,745	h	FNMA	4.000	03/01/48	4,222
65,039,275		FNMA	4.500	03/01/48	68,164
183,224,677		FNMA	4.000	04/01/48	187,507
12,001,943		FNMA	4.500	05/01/48	12,579
9,147,530		FNMA	4.500	05/01/48	9,596
35,634,998	h	FNMA	4.000	06/01/48	36,345
23,905,157		FNMA	5.000	08/01/48	25,531
25,530,886		FNMA	4.500	12/01/48	26,453
15,386,146		FNMA	5.000	12/01/48	16,140
18,000,000	h	FNMA	4.000	01/25/49	18,355
13,979,831		Government National Mortgage Association (GNMA)	3.700	10/15/33	14,147
227,684		GNMA	6.000	10/20/36	247
267,537		GNMA	6.000	01/20/37	291
347

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$809,316	GNMA	6.000%	02/20/37	$878
593,690	GNMA	5.000	04/15/38	630
266,062	GNMA	6.000	08/20/38	289
500,955	GNMA	6.500	11/20/38	566
63,499	GNMA	4.500	02/20/39	67
226,800	GNMA	2.176	05/16/39	225
1,959,825	GNMA	5.000	06/15/39	2,085
1,238,420	GNMA	5.000	06/15/39	1,318
11,287,300	GNMA	3.700	08/15/40	11,429
89,790	GNMA	4.500	08/20/41	95
310,015	GNMA	4.500	09/20/41	328
70,113	GNMA	4.500	01/20/44	74
70,399	GNMA	4.500	02/20/44	74
135,317	GNMA	4.500	05/20/44	143
871,328	GNMA	4.500	05/20/44	921
993,344	GNMA	4.500	08/20/44	1,050
866,873	GNMA	4.500	09/20/44	905
376,082	GNMA	4.500	10/20/44	396
202,117	GNMA	4.500	11/20/44	210
614,468	GNMA	4.500	12/20/44	650
902,456	GNMA	4.500	02/20/45	953
1,167,825	GNMA	4.500	08/20/45	1,235
1,067,171	GNMA	4.500	08/20/45	1,126
1,077,986	GNMA	4.500	12/20/45	1,139
16,040,416	GNMA	4.000	06/20/46	2,567
49,984,010	GNMA	3.000	12/20/47	49,192
114,824,763	GNMA	3.500	12/20/47	115,661
64,318,889	GNMA	3.000	01/20/48	63,300
95,569,308	GNMA	3.500	01/20/48	96,266
33,600,000	GNMA	4.000	12/20/48	34,278
	TOTAL MORTGAGE BACKED			2,331,510

MUNICIPAL BONDS - 4.0%
28,410,000	California State University	3.899	11/01/47	27,749
2,975,000	Chicago Housing Authority	3.682	01/01/25	3,037
845,000	City & County of San Francisco CA	3.750	09/01/37	829
2,000,000	City & County of San Francisco CA	4.000	09/01/48	1,970
8,725,000	City of Dallas TX Waterworks & Sewer System Revenue	1.217	10/01/19	8,628
5,000,000	City of Dallas TX Waterworks & Sewer System Revenue	1.868	10/01/22	4,848
2,775,000	City of Dallas TX Waterworks & Sewer System Revenue	2.068	10/01/23	2,686
1,350,000	City of Dallas TX Waterworks & Sewer System Revenue	2.389	10/01/25	1,303
3,995,000	City of Los Angeles CA Wastewater System Revenue	4.029	06/01/39	4,062
2,025,000	City of San Antonio TX Customer Facility Charge Revenue	4.253	07/01/24	2,054
1,575,000	City of San Antonio TX Customer Facility Charge Revenue	4.353	07/01/25	1,603
20,000,000	City of San Francisco CA Public Utilities Commission Water Revenue	4.035	11/01/41	19,941
348

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$5,815,000	Commonwealth Financing Authority	3.864%	06/01/38	$5,735
9,950,000	Commonwealth of Massachusetts	3.277	06/01/46	9,129
1,875,000	County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,825
1,505,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,467
1,500,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,460
2,500,000	County of Miami-Dade FL Aviation Revenue	3.285	10/01/23	2,529
3,500,000	County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,386
2,250,000	County of Miami-Dade FL Aviation Revenue	3.405	10/01/24	2,281
3,500,000	County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,381
2,375,000	County of Miami-Dade FL Aviation Revenue	3.505	10/01/25	2,412
2,500,000	County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,401
3,750,000	County of Miami-Dade FL Aviation Revenue	3.612	10/01/26	3,812
3,730,000	County of Miami-Dade FL Aviation Revenue	3.732	10/01/37	3,523
3,900,000	County of Miami-Dade FL Aviation Revenue	3.982	10/01/41	3,743
9,160,000	County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	9,265
25,000,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	25,033
11,200,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	11,167
5,080,000	Illinois Finance Authority	3.944	08/15/47	4,959
5,265,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.125	09/01/19	5,210
2,350,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,276
1,000,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	972
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,527
2,560,000	Michigan Finance Authority	1.941	11/01/21	2,481
3,000,000	Michigan Finance Authority	2.244	11/01/22	2,907
500,000	New Jersey Economic Development Authority	3.300	06/15/19	500
570,000	New Jersey Economic Development Authority	3.500	06/15/20	572
500,000	New Jersey Economic Development Authority	3.700	06/15/21	507
1,110,000	New Jersey Economic Development Authority	3.800	07/01/22	1,119
870,000	New York City Housing Development Corp	3.403	05/01/22	879
750,000	New York City Housing Development Corp	3.453	11/01/22	759
1,360,000	New York City Housing Development Corp	3.523	05/01/23	1,376
1,815,000	New York City Housing Development Corp	3.573	11/01/23	1,840
1,000,000	New York City Housing Development Corp	3.650	05/01/24	1,015
5,680,000	New York State Dormitory Authority	3.998	07/01/39	5,685
6,000,000	New York State Dormitory Authority	3.879	07/01/46	5,766
855,000	Oklahoma City Economic Development Trust	3.172	09/01/21	863
1,120,000	Oklahoma City Economic Development Trust	3.222	09/01/22	1,132
810,000	Oklahoma City Economic Development Trust	3.440	09/01/24	823
3,500,000	Palm Beach County Solid Waste Authority	2.083	10/01/21	3,446
4,720,000	Permanent University Fund	1.880	07/01/19	4,701
2,320,000	Permanent University Fund	2.258	07/01/20	2,305
2,160,000	Permanent University Fund	2.408	07/01/21	2,150
2,750,000	Permanent University Fund	2.508	07/01/22	2,737
2,855,000	Permanent University Fund	2.608	07/01/23	2,841
3,250,000	Permanent University Fund	2.708	07/01/24	3,232
2,335,000	Permanent University Fund	2.808	07/01/25	2,313
3,775,000	Permanent University Fund	2.908	07/01/26	3,685
4,000,000	Permanent University Fund	3.008	07/01/27	3,893
2,000,000	Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	2,023
1,700,000	Port of Corpus Christi Authority of Nueces County	3.287	12/01/23	1,729
349

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,500,000	Port of Corpus Christi Authority of Nueces County	3.387%	12/01/24	$1,531
1,000,000	Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	1,023
7,500,000	Port of Morrow OR	1.582	09/01/20	7,342
2,075,000	Port of Morrow OR	1.782	09/01/21	2,018
1,955,000	Public Finance Authority	4.269	07/01/40	2,000
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	959
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	957
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,190
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,691
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,506
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	655
900,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	837
11,360,000	San Jose Redevelopment Agency	3.375	08/01/34	10,693
335,000	Santa Ana Community Redevelopment Agency Successor Agency	3.346	09/01/21	340
1,340,000	Santa Ana Community Redevelopment Agency Successor Agency	3.467	09/01/22	1,368
1,340,000	Santa Ana Community Redevelopment Agency Successor Agency	3.567	09/01/23	1,377
13,060,000	State of California	4.600	04/01/38	13,469
3,060,000	State of Georgia	2.000	07/01/20	3,038
3,215,000	State of Georgia	2.150	07/01/21	3,183
3,465,000	State of Georgia	1.910	02/01/23	3,353
3,905,000	State of Georgia	2.750	07/01/25	3,841
4,100,000	State of Georgia	2.850	07/01/26	4,030
4,305,000	State of Georgia	2.950	07/01/27	4,259
4,520,000	State of Georgia	3.050	07/01/28	4,447
3,245,000	State of Georgia	3.150	07/01/29	3,208
7,500,000	State of Illinois	2.000	06/15/19	7,450
7,160,000	State of Illinois	5.463	02/01/20	7,304
12,500,000	State of Illinois	1.930	06/15/20	12,192
12,500,000	State of Illinois	2.250	06/15/21	12,093
12,500,000	State of Illinois	3.150	06/15/26	11,625
12,500,000	State of Illinois	3.250	06/15/27	11,525
25,185,000	State of Illinois	5.100	06/01/33	24,012
20,000,000	State of Michigan	1.579	11/01/20	19,610
13,000,000	State of Michigan	1.779	11/01/21	12,681
7,000,000	State of Michigan	1.966	11/01/22	6,797
9,900,000	State of Wisconsin	3.154	05/01/27	9,761
7,000,000	The Ohio State University	3.798	12/01/46	6,904
6,000,000	University of California	2.570	05/15/22	5,959
10,230,000	University of California	4.601	05/15/31	10,983
17,045,000	University of California	3.931	05/15/45	16,564
20,000,000	University of New Mexico	3.532	06/20/32	20,080
500,000	Utah Municipal Power Agency	1.630	07/01/19	496
835,000	Utah Municipal Power Agency	1.823	07/01/20	819
350

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$500,000	Utah Municipal Power Agency	2.023%	07/01/21	$487
1,750,000	Utah Municipal Power Agency	2.262	07/01/22	1,698
1,500,000	Utah Municipal Power Agency	2.512	07/01/23	1,459
2,160,000	Virginia Port Authority	4.228	07/01/36	2,164
390,000	Washington Convention & Sports Authority	3.969	10/01/30	400
	TOTAL MUNICIPAL BONDS			533,860

U.S. TREASURY SECURITIES - 16.2%
65,602,000	United States Treasury Bond	4.500	02/15/36	80,929
4,500,000	United States Treasury Bond	4.750	02/15/37	5,741
47,000,000	United States Treasury Bond	3.500	02/15/39	51,478
11,900,000	United States Treasury Bond	3.875	08/15/40	13,686
19,135,000	United States Treasury Bond	4.375	05/15/41	23,587
16,434,000	United States Treasury Bond	3.750	08/15/41	18,569
56,375,000	United States Treasury Bond	3.625	08/15/43	62,510
35,680,000	United States Treasury Bond	3.000	05/15/45	35,676
81,710,000	United States Treasury Bond	2.875	08/15/45	79,730
102,850,000	United States Treasury Bond	2.500	05/15/46	92,927
1,075,000	United States Treasury Bond	3.000	05/15/47	1,072
58,160,000	United States Treasury Bond	2.750	11/15/47	55,130
6,655,000	United States Treasury Bond	3.000	02/15/48	6,631
83,095,000	United States Treasury Bond	3.125	05/15/48	84,818
179,420,000	United States Treasury Bond	3.000	08/15/48	178,881
16,700,000	United States Treasury Bond	3.375	11/15/48	17,889
10,950,000	United States Treasury Note	1.125	01/31/19	10,940
50,000,000	United States Treasury Note	1.375	02/28/19	49,919
17,775,000	United States Treasury Note	1.000	03/15/19	17,725
1,195,000	United States Treasury Note	0.875	04/15/19	1,190
5,400,000	United States Treasury Note	1.250	04/30/19	5,378
3,115,000	United States Treasury Note	1.250	05/31/19	3,099
30,000,000	United States Treasury Note	1.250	06/30/19	29,813
50,000,000	United States Treasury Note	0.750	07/15/19	49,521
61,725,000	United States Treasury Note	1.375	07/31/19	61,303
34,700,000	United States Treasury Note	1.250	08/31/19	34,387
1,680,000	United States Treasury Note	1.500	10/31/19	1,664
5,000,000	United States Treasury Note	2.000	01/31/20	4,967
2,250,000	United States Treasury Note	1.375	02/15/20	2,219
14,075,000	United States Treasury Note	2.250	02/29/20	14,018
4,065,000	United States Treasury Note	1.625	03/15/20	4,020
5,340,000	United States Treasury Note	2.250	03/31/20	5,318
51,445,000	United States Treasury Note	2.375	04/30/20	51,306
1,600,000	United States Treasury Note	1.500	05/15/20	1,577
76,920,000	United States Treasury Note	2.500	05/31/20	76,846
21,800,000	United States Treasury Note	1.625	07/31/20	21,489
40,110,000	United States Treasury Note	1.375	09/15/20	39,347
6,500,000	United States Treasury Note	2.750	09/30/20	6,523
7,385,000	United States Treasury Note	2.875	10/31/20	7,430
28,000,000	United States Treasury Note	2.750	11/30/20	28,122
825,000	United States Treasury Note	2.125	01/31/21	819
12,589,300	United States Treasury Note	1.125	02/28/21	12,223
10,470,000	United States Treasury Note	2.000	02/28/21	10,359
10,385,000	United States Treasury Note	1.375	04/30/21	10,127
3,240,000	United States Treasury Note	2.250	04/30/21	3,224
56,565,000	United States Treasury Note	2.625	05/15/21	56,737
351

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,040,000		United States Treasury Note	1.375%	05/31/21	$1,013
16,465,000		United States Treasury Note	2.000	05/31/21	16,280
37,305,000		United States Treasury Note	2.625	06/15/21	37,423
1,730,000		United States Treasury Note	2.125	06/30/21	1,715
109,500,000		United States Treasury Note	2.625	12/15/21	109,987
6,710,000		United States Treasury Note	1.750	03/31/22	6,559
5,725,000		United States Treasury Note	1.750	04/30/22	5,592
3,200,000		United States Treasury Note	2.000	07/31/22	3,147
30,000,000		United States Treasury Note	2.000	11/30/22	29,455
27,530,000		United States Treasury Note	2.625	02/28/23	27,671
157,834,000		United States Treasury Note	2.750	04/30/23	159,458
144,842,000		United States Treasury Note	2.750	05/31/23	146,421
1,905,000		United States Treasury Note	2.875	09/30/23	1,936
750,000		United States Treasury Note	2.875	10/31/23	762
37,173,000		United States Treasury Note	2.875	11/30/23	37,818
1,075,000		United States Treasury Note	2.625	03/31/25	1,078
27,260,000		United States Treasury Note	2.875	05/31/25	27,737
7,395,000		United States Treasury Note	2.750	06/30/25	7,472
17,720,000		United States Treasury Note	2.750	08/31/25	17,899
4,150,000		United States Treasury Note	3.000	10/31/25	4,259
44,450,000		United States Treasury Note	2.750	02/15/28	44,712
25,585,000		United States Treasury Note	3.125	11/15/28	26,556
		TOTAL U.S. TREASURY SECURITIES			2,145,814

		TOTAL GOVERNMENT BONDS			6,052,887
		(Cost $6,094,602)

STRUCTURED ASSETS - 19.9%

ASSET BACKED - 9.8%
11,450,000		Ally Auto Receivables Trust	2.100	03/15/22	11,285
		Series - 2017 2 (Class A4)
7,500,000		American Express Credit Account Master Trust	2.350	05/15/25	7,368
		Series - 2017 7 (Class A)
1,185,663		AmeriCredit Automobile Receivables Trust	2.400	01/08/21	1,183
		Series - 2015 2 (Class C)
1,420,449		AmeriCredit Automobile Receivables Trust	1.460	05/10/21	1,415
		Series - 2016 3 (Class A3)
12,805,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	12,847
		Series - 2015 3 (Class D)
4,914,439		AmeriCredit Automobile Receivables Trust	1.870	08/18/21	4,884
		Series - 2017 1 (Class A3)
5,000,000		AmeriCredit Automobile Receivables Trust	1.900	03/18/22	4,946
		Series - 2017 3 (Class A3)
5,500,000		AmeriCredit Automobile Receivables Trust	2.740	12/08/22	5,431
		Series - 2016 4 (Class D)
3,500,000	g	Anchorage Capital CLO Ltd	3.300	10/15/27	3,329
		Series - 2015 7A (Class B2R)
74,236	†,g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
12,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.070	09/20/23	11,896
		Series - 2017 1A (Class A)
352

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$32,000,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970%	03/20/24	$31,322
		Series - 2017 2A (Class A)
4,745,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.650%	3.156	02/28/41	4,621
		Series - 2006 A (Class M3)
6,537,000	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.670%	3.176	04/25/36	6,450
		Series - 2006 SD1 (Class M1)
12,550,000	g,i	BlueMountain CLO Ltd	LIBOR 3 M + 1.770%	4.206	10/25/30	12,298
		Series - 2018 3A (Class B)
2,500,000	g	Bowman Park CLO Ltd		3.545	11/23/25	2,476
		Series - 2014 1A (Class B2R)
5,250,000		Capital Auto Receivables Asset Trust		1.690	03/20/21	5,208
		Series - 2016 3 (Class A4)
8,000,000	g	Capital Automotive REIT		3.660	10/15/44	7,973
		Series - 2014 1A (Class A)
6,883,333	g	Capital Automotive REIT		3.870	04/15/47	6,882
		Series - 2017 1A (Class A1)
14,000,000		Capital One Multi-Asset Execution Trust		2.430	01/15/25	13,843
		Series - 2017 A3 (Class A3)
25,500,000		Capital One Multi-Asset Execution Trust		2.290	07/15/25	24,899
		Series - 2017 A6 (Class A6)
3,875,000		CarMax Auto Owner Trust		2.150	03/15/21	3,858
		Series - 2015 2 (Class B)
2,640,000		CarMax Auto Owner Trust		2.390	03/15/21	2,630
		Series - 2015 2 (Class C)
5,500,000		CarMax Auto Owner Trust		1.970	04/15/22	5,440
		Series - 2017 3 (Class A3)
4,850,000		CarMax Auto Owner Trust		2.250	09/15/22	4,790
		Series - 2017 2 (Class A4)
4,100,000		CarMax Auto Owner Trust		2.330	05/15/23	4,039
		Series - 2017 4 (Class A4)
1,937,173	i	C-BASS Trust	LIBOR 1 M + 0.080%	2.586	07/25/36	1,899
		Series - 2006 CB6 (Class A1)
428,194	i	Chase Funding Mortgage Loan Asset-Backed Certificates		5.700	02/26/35	404
		Series - 2004 2 (Class 1M2)
393,212		CIT Group Home Equity Loan Trust (Step Bond)		6.200	02/25/30	400
		Series - 2002 1 (Class AF6)
4,250,000		CNH Equipment Trust		2.930	12/15/21	4,243
		Series - 2018 B (Class A2)
9,500,000		CNH Equipment Trust		2.170	04/17/23	9,330
		Series - 2017 B (Class A4)
39,990,000		CNH Equipment Trust		2.360	11/15/24	39,455
		Series - 2017 C (Class A4)
2,000,000		CNH Equipment Trust		3.300	04/15/25	2,019
		Series - 2018 A (Class A4)
2,824,746	g	DaimlerChrysler Capital Auto Receivables Trust		1.640	07/15/21	2,811
		Series - 2016 BA (Class A3)
19,731,250	g	DB Master Finance LLC		3.980	02/20/45	20,006
		Series - 2015 1A (Class A2II)
20,923,650	g	DB Master Finance LLC		3.629	11/20/47	20,217
		Series - 2017 1A (Class A2I)
5,000,000		Discover Card Execution Note Trust		2.390	07/15/24	4,922
		Series - 2017 A2 (Class A2)
353

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$2,437,500	g	Domino’s Pizza Master Issuer LLC	4.474%	10/25/45	$2,460
		Series - 2015 1A (Class A2II)
64,187,500	g	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	62,538
		Series - 2017 1A (Class A2II)
13,581,750	g	Domino’s Pizza Master Issuer LLC	4.116	07/25/48	13,399
		Series - 2018 1A (Class A2I)
4,015,404		Ford Credit Auto Lease Trust	1.880	04/15/20	4,005
		Series - 2017 A (Class A3)
18,000,000	g	Ford Credit Auto Owner Trust	2.150	07/15/26	17,816
		Series - 2015 1 (Class A)
17,400,000	g	Ford Credit Auto Owner Trust	2.440	01/15/27	17,254
		Series - 2015 2 (Class A)
3,500,000	g	Ford Credit Auto Owner Trust	2.310	08/15/27	3,452
		Series - 2016 1 (Class A)
16,500,000	g	Ford Credit Auto Owner Trust	2.030	12/15/27	16,093
		Series - 2016 2 (Class A)
12,000,000	g	Ford Credit Auto Owner Trust	2.620	08/15/28	11,823
		Series - 2017 1 (Class A)
27,050,000	g	Ford Credit Auto Owner Trust	2.360	03/15/29	26,349
		Series - 2017 2 (Class A)
20,500,000	g	Ford Credit Auto Owner Trust	3.190	07/15/31	20,340
		Series - 2018 1 (Class A)
3,500,000		Ford Credit Floorplan Master Owner Trust	2.070	05/15/22	3,453
		Series - 2017 1 (Class A1)
5,000,000		Ford Credit Floorplan Master Owner Trust	2.390	08/15/22	4,957
		Series - 2015 5 (Class A)
7,000,000		Ford Credit Floorplan Master Owner Trust	2.480	09/15/24	6,860
		Series - 2017 3 (Class A)
2,250,000	g,i	FREMF Mortgage Trust	4.019	03/25/49	2,278
		Series - 2016 K53 (Class B)
7,500,000		GM Financial Automobile Leasing Trust	2.890	09/21/20	7,492
		Series - 2018 3 (Class A2A)
6,000,000	g	GM Financial Consumer Automobile Receivables Trust	2.130	03/16/23	5,901
		Series - 2017 3A (Class A4)
7,000,000	g	GMF Floorplan Owner Revolving Trust	2.130	07/15/20	6,902
		Series - 2017 2 (Class A1)
3,500,000	g	GMF Floorplan Owner Revolving Trust	1.960	05/17/21	3,484
		Series - 2016 1 (Class A1)
2,950,000	g	GMF Floorplan Owner Revolving Trust	2.220	01/18/22	2,925
		Series - 2017 1 (Class A1)
783,864	g	HERO Funding Trust	3.280	09/20/48	784
		Series - 2017 2A (Class A1)
1,567,727	g	HERO Funding Trust	4.070	09/20/48	1,610
		Series - 2017 2A (Class A2)
15,500,000	g	Hertz Vehicle Financing II LP	3.290	02/25/24	15,364
		Series - 2018 1A (Class A)
5,000,000	g	Hertz Vehicle Financing LLC	2.320	03/25/20	4,988
		Series - 2016 1A (Class A)
11,875,000	g	Hertz Vehicle Financing LLC	2.270	07/25/20	11,807
		Series - 2016 3A (Class A)
10,000,000	g	Hertz Vehicle Financing LLC	4.030	07/25/24	10,162
		Series - 2018 3A (Class A)
354

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$7,062,791	g	Hilton Grand Vacations Trust		2.660%	12/26/28	$6,990
		Series - 2017 AA (Class A)
4,119,961	g	Hilton Grand Vacations Trust		2.960	12/26/28	4,051
		Series - 2017 AA (Class B)
2,886,662	g	Hilton Grand Vacations Trust		4.000	02/25/32	2,917
		Series - 2018 AA (Class C)
7,100,000	g	Houston Galleria Mall Trust		3.087	03/05/37	6,880
		Series - 2015 HGLR (Class A1A2)
1,750,000	g	Hyundai Auto Lease Securitization Trust		2.120	02/16/21	1,737
		Series - 2017 C (Class A3)
3,750,000	g	Hyundai Auto Lease Securitization Trust		2.210	09/15/21	3,714
		Series - 2017 C (Class A4)
834,326	i	Irwin Home Equity Corp	LIBOR 1 M + 0.760%	3.266	02/25/34	825
		Series - 2005 A (Class A3)
8,199,588	g	JG Wentworth XXII LLC		3.820	12/15/48	8,296
		Series - 2010 3A (Class A)
11,500,000		John Deere Owner Trust		2.110	07/15/24	11,351
		Series - 2017 B (Class A4)
11,500,000	g,i	Madison Park Funding Ltd	LIBOR 3 M + 1.750%	3.998	10/18/30	11,253
		Series - 2018 29A (Class B)
5,978,511	i	Morgan Stanley ABS Capital I, Inc Trust	LIBOR 1 M + 1.050%	3.266	12/27/33	5,949
		Series - 2004 NC1 (Class M1)
3,098,165	g	MVW Owner Trust		2.520	12/20/32	3,051
		Series - 2015 1A (Class A)
8,362,745	g	MVW Owner Trust		2.420	12/20/34	8,195
		Series - 2017 1A (Class A)
4,662,534	g	MVW Owner Trust		3.450	01/21/36	4,706
		Series - 2018 1A (Class A)
2,500,000	g,i	Natixis Commercial Mortgage Securities Trust		3.790	11/15/32	2,474
		Series - 2018 285M (Class C)
2,234,458	g	Orange Lake Timeshare Trust		3.100	11/08/30	2,222
		Series - 2018 A (Class A)
2,000,000	g	Palisades Center Trust		3.357	04/13/33	1,978
		Series - 2016 PLSD (Class B)
14,463,750	g	Planet Fitness Master Issuer LLC		4.262	09/05/48	14,524
		Series - 2018 1A (Class A2I)
4,987,500	g	Planet Fitness Master Issuer LLC		4.666	09/05/48	5,051
		Series - 2018 1A (Class A2II)
2,325,000	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		5.000	03/27/33	2,298
		Series - 2018 NPL2 (Class A2)
3,298,490	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		4.125	08/25/33	3,287
		Series - 2018 NPL3 (Class A1)
3,250,000	g	Prudential plc		4.660	07/15/31	3,230
		Series - 2018 1A (Class B1)
3,500,000		PSNH Funding LLC		3.506	08/01/28	3,597
		Series - 2018 1 (Class A2)
2,000,000	g	RBS Commercial Funding, Inc Trust		3.511	03/11/31	1,963
		Series - 2013 SMV (Class B)
17,126	i	Renaissance Home Equity Loan Trust	LIBOR 1 M + 0.880%	3.195	08/25/33	17
		Series - 2003 2 (Class A)
361,026		Santander Drive Auto Receivables Trust		1.870	12/15/20	361
		Series - 2017 2 (Class A3)
3,873,018		Santander Drive Auto Receivables Trust		1.870	06/15/21	3,864
		Series - 2017 3 (Class A3)
355

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$8,920,000		Santander Drive Auto Receivables Trust	2.970%	07/15/21	$8,911
		Series - 2018 5 (Class A2A)
217,369		Santander Drive Auto Receivables Trust	2.740	12/15/21	217
		Series - 2015 5 (Class C)
5,325,000		Santander Drive Auto Receivables Trust	3.190	03/15/22	5,309
		Series - 2018 5 (Class A3)
6,000,000		Santander Drive Auto Receivables Trust	2.800	08/15/22	5,967
		Series - 2016 3 (Class D)
8,000,000		Santander Drive Auto Receivables Trust	3.170	04/17/23	7,974
		Series - 2017 1 (Class D)
12,500,000	g	Santander Retail Auto Lease Trust	2.370	01/20/22	12,370
		Series - 2017 A (Class A4)
2,333,329	g,i	Sierra Receivables Funding Co LLC	2.050	06/20/31	2,331
		Series - 2014 2A (Class A)
676,495	g	Sierra Receivables Funding Co LLC	2.400	06/20/31	676
		Series - 2014 2A (Class B)
2,133,780	g	Sierra Receivables Funding Co LLC	2.400	03/22/32	2,121
		Series - 2015 1A (Class A)
13,547,069	g	Sierra Receivables Funding Co LLC	2.910	03/20/34	13,423
		Series - 2017 1A (Class A)
439,794	g	Sierra Receivables Funding Co LLC	3.200	03/20/34	434
		Series - 2017 1A (Class B)
2,707,606	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	2,680
		Series - 2015 3A (Class A)
3,265,969	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	3,252
		Series - 2015 3A (Class B)
1,737,431	g	Sierra Timeshare Receivables Funding LLC	3.080	03/21/33	1,728
		Series - 2016 1A (Class A)
5,619,468	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	5,466
		Series - 2016 2A (Class A)
894,820	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	873
		Series - 2016 2A (Class B)
4,001,672	g	Sierra Timeshare Receivables Funding LLC	2.430	10/20/33	3,959
		Series - 2016 3A (Class A)
2,371,361	g	Sierra Timeshare Receivables Funding LLC	2.630	10/20/33	2,319
		Series - 2016 3A (Class B)
6,456,534	g	Sierra Timeshare Receivables Funding LLC	3.500	06/20/35	6,517
		Series - 2018 2A (Class A)
7,857,030	g	Sierra Timeshare Receivables Funding LLC	4.170	09/20/35	7,983
		Series - 2018 3A (Class C)
3,190,827	g	SLM Student Loan Trust	3.740	02/15/29	3,193
		Series - 2011 B (Class A2)
4,793,231	g	SMB Private Education Loan Trust	2.490	06/15/27	4,727
		Series - 2015 A (Class A2A)
7,390,355	g	SMB Private Education Loan Trust	2.750	07/15/27	7,315
		Series - 2015 C (Class A2A)
10,870,373	g	SMB Private Education Loan Trust	2.430	02/17/32	10,644
		Series - 2016 B (Class A2A)
16,020,000	g	SMB Private Education Loan Trust	2.880	09/15/34	15,669
		Series - 2017 A (Class A2A)
15,250,000	g	SMB Private Education Loan Trust	2.820	10/15/35	14,910
		Series - 2017 B (Class A2A)
356

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$5,000,000	g	SMB Private Education Loan Trust	3.500%	02/15/36	$5,006
		Series - 2018 A (Class A2A)
9,207,301	g	Sofi Professional Loan Program LLC	3.120	02/25/48	9,207
		Series - 2018 D (Class A1FX)
120,988	g	SoFi Professional Loan Program LLC	1.530	04/25/33	121
		Series - 2016 D (Class A2A)
16,220,000	g	SoFi Professional Loan Program LLC	2.340	04/25/33	15,929
		Series - 2016 D (Class A2B)
15,150,000	g	SoFi Professional Loan Program LLC	2.490	01/25/36	14,930
		Series - 2016 E (Class A2B)
2,610,338	g	SoFi Professional Loan Program LLC	2.760	12/26/36	2,573
		Series - 2016 A (Class A2)
700,755	g	SoFi Professional Loan Program LLC	1.550	03/26/40	695
		Series - 2017 A (Class A2A)
4,925,000	g	SoFi Professional Loan Program LLC	2.400	03/26/40	4,807
		Series - 2017 A (Class A2B)
6,065,807	g	SoFi Professional Loan Program LLC	1.830	05/25/40	6,028
		Series - 2017 B (Class A1FX)
13,050,000	g	SoFi Professional Loan Program LLC	2.740	05/25/40	12,821
		Series - 2017 B (Class A2FX)
4,000,000	g	SoFi Professional Loan Program LLC	2.630	07/25/40	3,880
		Series - 2017 C (Class A2B)
10,556,000	g	SoFi Professional Loan Program LLC	2.720	11/26/40	10,464
		Series - 2017 E (Class A2B)
13,500,000	g	SoFi Professional Loan Program LLC	2.840	01/25/41	13,190
		Series - 2017 F (Class A2FX)
21,000,000	g	SoFi Professional Loan Program LLC	2.950	02/25/42	20,623
		Series - 2018 A (Class A2B)
3,417,603	g	SolarCity LMC	4.590	04/20/44	3,461
		Series - 2014 1 (Class A)
28,503,620	g	SpringCastle America Funding LLC	3.050	04/25/29	28,229
		Series - 2016 AA (Class A)
3,000,000	g	SpringCastle America Funding LLC	4.100	10/25/33	3,013
		Series - 2016 AA (Class B)
14,000,000		Synchrony Credit Card Master Note Trust	2.620	10/15/25	13,810
		Series - 2017 2 (Class A)
14,550,000	g	Taco Bell Funding LLC	4.318	11/25/48	14,730
		Series - 2018 1A (Class A2I)
9,320,000	g	Tesla Auto Lease Trust	3.710	08/20/21	9,342
		Series - 2018 B (Class A)
8,921,516	g	TLF National Tax Lien Trust	3.090	12/15/29	8,898
		Series - 2017 1A (Class A)
12,548,000		UBS Commercial Mortgage Trust	3.256	06/15/50	12,467
		Series - 2017 C1 (Class ASB)
2,000,000		UBS Commercial Mortgage Trust	3.366	10/15/50	1,984
		Series - 2017 C4 (Class ASB)
23,465,000	g	Verizon Owner Trust	2.060	09/20/21	23,290
		Series - 2017 1A (Class A)
21,500,000	g	Verizon Owner Trust	1.920	12/20/21	21,280
		Series - 2017 2A (Class A)
49,400,000		Verizon Owner Trust	3.230	04/20/23	49,698
		Series - 2018 A (Class A1A)
6,729,624	g	VOLT LXII LLC (Step Bond)	3.125	09/25/47	6,668
		Series - 2017 NPL9 (Class A1)
357

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$1,161,878	g	VOLT LXV LLC (Step Bond)		3.750%	04/25/48	$1,150
		Series - 2018 NPL1 (Class A1)
7,600,000	g	VOLT LXXIII LLC (Step Bond)		4.458	10/25/48	7,602
		Series - 2018 NPL9 (Class A1A)
1,890,000	g	Vornado DP LLC		5.280	09/13/28	1,964
		Series - 2010 VNO (Class C)
4,250,000	g,i	Voya CLO Ltd	LIBOR 3 M + 1.650%	4.110	10/15/31	4,167
		Series - 2018 3A (Class B)
361,684	g	Wachovia Amortization Controlled Heloc NIM		5.683	08/12/47	357
		Series - 2006 N1 (Class N1)
159,215	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	2.866	05/25/35	159
		Series - 2005 SD1 (Class A)
38,610,000	g	Wendys Funding LLC		3.573	03/15/48	37,002
		Series - 2018 1A (Class A2I)
4,950,000	g	Wendys Funding LLC		3.884	03/15/48	4,664
		Series - 2018 1A (Class A2II)
3,000,000		World Financial Network Credit Card Master Trust		2.030	04/15/25	2,921
		Series - 2016 A (Class A)
17,800,000		World Omni Auto Receivables Trust		3.010	04/15/22	17,794
		Series - 2018 D (Class A2A)
3,000,000		World Omni Auto Receivables Trust		2.240	06/15/23	2,951
		Series - 2017 A (Class A4)
9,000,000		World Omni Auto Receivables Trust		2.250	10/16/23	8,789
		Series - 2017 B (Class A4)
7,300,000		World Omni Auto Receivables Trust		3.330	04/15/24	7,383
		Series - 2018 D (Class A3)
5,932,000		World Omni Automobile Lease Securitization Trust		1.610	01/15/22	5,913
		Series - 2016 A (Class A4)
1,000,000	g,i	Worldwide Plaza Trust		3.596	11/10/36	904
		Series - 2017 WWP (Class E)
5,500,000	g,i	Worldwide Plaza Trust		3.596	11/10/36	5,353
		Series - 2017 WWP (Class B)
		TOTAL ASSET BACKED				1,293,481

OTHER MORTGAGE BACKED - 10.1%
25,000,000	g,i	20 TSQ GROUNDCO LLC		3.100	05/15/35	23,354
		Series - 2018 20TS (Class E)
9,418,163	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	9,151
		Series - 2015 6 (Class A9)
177,071	g,i	Banc of America Commercial Mortgage Trust		5.752	02/10/51	179
		Series - 2007 4 (Class E)
3,579,005	i	Banc of America Commercial Mortgage Trust		6.034	02/10/51	3,612
		Series - 2007 5 (Class AJ)
2,000,000	†,g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	749
		Series - 2007 5 (Class B)
5,000,000		BANK		3.419	05/15/50	5,020
		Series - 2017 BNK4 (Class ASB)
15,000,000		BBCMS Mortgage Trust		3.488	02/15/50	15,157
		Series - 2017 C1 (Class ASB)
3,850,000	g	BBCMS Trust		3.821	09/05/32	3,847
		Series - 2013 TYSN (Class C)
358

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,500,000	g,i	BBCMS Trust	4.267%	08/05/38	$1,314
		Series - 2018 CHRS (Class E)
6,102,000	g	BWAY Mortgage Trust	2.917	01/10/35	5,914
		Series - 2015 1740 (Class A)
2,500,000	g	BWAY Mortgage Trust	3.342	01/10/35	2,398
		Series - 2015 1740 (Class C)
7,698,000		CCUBS Commercial Mortgage Trust	3.462	11/15/50	7,771
		Series - 2017 C1 (Class ASB)
1,000,000		CD Commercial Mortgage Trust	3.453	02/10/50	1,010
		Series - 2017 CD3 (Class AAB)
5,167,000		CD Mortgage Trust	2.622	08/10/49	5,032
		Series - 2016 CD1 (Class ASB)
9,000,000		CD Mortgage Trust	2.926	08/10/49	8,475
		Series - 2016 CD1 (Class AM)
5,000,000		CD Mortgage Trust	3.220	08/15/50	4,931
		Series - 2017 CD5 (Class AAB)
967,113		CFCRE Commercial Mortgage Trust	3.121	05/10/58	954
		Series - 2016 C4 (Class AHR)
8,900,000	g	CGBAM Commercial Mortgage Trust	3.516	04/10/28	8,905
		Series - 2015 SMRT (Class C)
9,000,000	g	CGBAM Commercial Mortgage Trust	3.768	04/10/28	8,999
		Series - 2015 SMRT (Class D)
5,300,000		CGMS Commercial Mortgage Trust	3.243	08/15/50	5,265
		Series - 2017 B1 (Class AAB)
3,096,482	i	CHL Mortgage Pass-Through Trust	4.225	02/20/35	3,112
		Series - 2004 HYB9 (Class 1A1)
2,509,522		Citigroup Commercial Mortgage Trust	1.506	05/10/49	2,469
		Series - 2016 C1 (Class A1)
6,500,000		Citigroup Commercial Mortgage Trust	3.003	05/10/49	6,443
		Series - 2016 C1 (Class AAB)
6,765,000		Citigroup Commercial Mortgage Trust	3.764	10/12/50	6,767
		Series - 2017 C4 (Class AS)
5,000,000	g	COMM Mortgage Trust	3.244	10/10/29	4,912
		Series - 2017 PANW (Class A)
3,750,000		COMM Mortgage Trust	2.853	10/15/45	3,684
		Series - 2012 CR4 (Class A3)
4,000,000	g	COMM Mortgage Trust	3.397	03/10/46	3,969
		Series - 2013 CR6 (Class B)
4,325,000	g,i	COMM Mortgage Trust	4.793	08/10/46	4,493
		Series - 2013 CR10 (Class B)
3,380,000	g,i	COMM Mortgage Trust	4.793	08/10/46	3,469
		Series - 2013 CR10 (Class C)
8,500,000	i	COMM Mortgage Trust	4.670	02/10/47	8,934
		Series - 2014 CR15 (Class B)
4,150,000		COMM Mortgage Trust	3.691	03/10/47	4,206
		Series - 2014 UBS2 (Class A4)
1,933,333		COMM Mortgage Trust	4.199	03/10/47	1,958
		Series - 2014 UBS2 (Class AM)
1,843,000	i	COMM Mortgage Trust	4.731	07/15/47	1,864
		Series - 2014 CR18 (Class C)
14,048,817		COMM Mortgage Trust	3.917	10/10/47	14,392
		Series - 2014 LC17 (Class A5)
1,185,000	i	COMM Mortgage Trust	4.490	10/10/47	1,210
		Series - 2014 LC17 (Class B)
359

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$169,533		COMM Mortgage Trust		1.399%	02/10/48	$169
		Series - 2015 LC19 (Class A1)
6,702,470		COMM Mortgage Trust		3.183	02/10/48	6,611
		Series - 2015 LC19 (Class A4)
3,132,775	i	COMM Mortgage Trust		3.603	03/10/48	3,112
		Series - 2015 CR22 (Class AM)
1,000,000	i	COMM Mortgage Trust		3.926	03/10/48	988
		Series - 2015 CR22 (Class B)
5,500,000	g,i	COMM Mortgage Trust		3.685	05/10/48	5,508
		Series - 2015 CR23 (Class CMB)
8,150,000		COMM Mortgage Trust		3.801	05/10/48	8,155
		Series - 2015 CR23 (Class AM)
4,000,000	i	COMM Mortgage Trust		4.183	05/10/48	4,017
		Series - 2015 CR23 (Class B)
14,500,000		COMM Mortgage Trust		3.421	07/10/48	14,615
		Series - 2015 LC21 (Class ASB)
3,685,000	i	COMM Mortgage Trust		4.381	08/10/48	3,771
		Series - 2015 CR24 (Class B)
6,962,000	i	COMM Mortgage Trust		4.360	10/10/48	7,139
		Series - 2015 CR27 (Class B)
1,083,167		COMM Mortgage Trust		3.651	02/10/49	1,087
		Series - 2016 CR28 (Class AHR)
1,275,530		COMM Mortgage Trust		1.667	07/10/50	1,270
		Series - 2015 PC1 (Class A1)
1,000,000		COMM Mortgage Trust		3.961	05/10/51	1,013
		Series - 2018 COR3 (Class A2)
9,671,000		COMM Mortgage Trust		4.228	05/10/51	9,982
		Series - 2018 COR3 (Class A3)
25,066,139	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	5.106	05/25/24	26,260
		Series - 2014 C02 (Class 1M2)
11,983,881	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	5.506	07/25/24	12,600
		Series - 2014 C03 (Class 1M2)
5,528,344	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.956	01/25/29	5,549
		Series - 2016 C04 (Class 1M1)
10,373,317	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	3.806	04/25/29	10,411
		Series - 2016 C06 (Class 1M1)
7,562,632	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.165	07/25/29	7,585
		Series - 2017 C01 (Class 1M1)
16,397,700	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.456	10/25/29	16,410
		Series - 2017 C03 (Class 1M1)
8,732,754	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.356	11/25/29	8,733
		Series - 2017 C04 (Class 2M1)
41,006,803	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	3.106	07/25/30	40,861
		Series - 2018 C01 (Class 1M1)
17,343,987	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	3.186	10/25/30	17,300
		Series - 2018 C03 (Class 1M1)
3,926,968	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	3.256	12/25/30	3,924
		Series - 2018 C04 (Class 2M1)
9,659,994	i	Connecticut Avenue Securities	LIBOR 1 M + 0.720%	3.226	01/25/31	9,637
		Series - 2018 C05 (Class 1M1)
4,910,235	i	Connecticut Avenue Securities	LIBOR 1 M + 2.350%	4.856	01/25/31	4,786
		Series - 2018 C05 (Class 1M2)
360

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$7,985,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.100%	4.606%	03/25/31	$7,687
		Series - 2018 C06 (Class 2M2)
6,652,639	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	3.256	04/25/31	6,642
		Series - 2018 R07 (Class 1M1)
4,689,000	g,i	Credit Suisse Commercial Mortgage Trust		5.897	01/15/49	6,129
		Series - 2007 C2 (Class C)
1,360,000	g	Credit Suisse First Boston Mortgage Securities Corp		5.538	05/15/23	1,385
		Series - 2006 OMA (Class B2)
11,500,000	g	Credit Suisse Mortgage Capital Certificates		5.626	05/15/23	11,704
		Series - 2006 OMA (Class D)
4,000,000		CSAIL Commercial Mortgage Trust		3.314	11/15/49	3,997
		Series - 2016 C7 (Class ASB)
14,580,000		CSAIL Commercial Mortgage Trust		3.186	06/15/50	14,380
		Series - 2017 C8 (Class ASB)
1,648,417		CSAIL Commercial Mortgage Trust		1.454	06/15/57	1,643
		Series - 2015 C2 (Class A1)
7,400,000	g,i	CSMC Trust		3.728	11/10/32	7,413
		Series - 2017 CALI (Class B)
10,450,253	g,i	CSMC Trust		3.500	02/25/48	10,083
		Series - 2018 J1 (Class A11)
11,000,000		DBJPM Mortgage Trust		2.756	08/10/49	10,657
		Series - 2016 C3 (Class ASB)
10,000,000		DBJPM Mortgage Trust		3.121	06/10/50	9,805
		Series - 2017 C6 (Class ASB)
11,000,000	g	DBUBS Mortgage Trust		3.452	10/10/34	10,926
		Series - 2017 BRBK (Class A)
15,500,000	g,i	DBUBS Mortgage Trust		3.530	10/10/34	15,209
		Series - 2017 BRBK (Class B)
4,967,881	g	DBUBS Mortgage Trust		4.452	05/10/44	5,069
		Series - 2011 LC3A (Class PM1)
23,998,177	g	DBUBS Mortgage Trust		4.537	07/10/44	24,671
		Series - 2011 LC2A (Class A4)
3,000,000	g,i	DBUBS Mortgage Trust		4.998	07/10/44	3,110
		Series - 2011 LC2A (Class B)
5,000,000	g,i	DBUBS Mortgage Trust		5.534	07/10/44	5,216
		Series - 2011 LC2A (Class C)
2,084,000	g,i	DBUBS Mortgage Trust		5.338	08/10/44	2,173
		Series - 2011 LC3A (Class B)
5,500,000	g,i	DBUBS Mortgage Trust		5.338	08/10/44	5,754
		Series - 2011 LC3A (Class AM)
5,525,000	g,i	DBUBS Mortgage Trust		5.698	11/10/46	5,766
		Series - 2011 LC1A (Class C)
7,874,862	g,i	Flagstar Mortgage Trust		3.500	03/25/47	7,760
		Series - 2017 1 (Class 1A5)
24,712,524	g,i	Flagstar Mortgage Trust		4.000	05/25/48	24,738
		Series - 2018 3INV (Class A3)
4,154,079	g,i	Flagstar Mortgage Trust		4.000	09/25/48	4,107
		Series - 2018 5 (Class A11)
4,762,251	g	Four Times Square Trust Commercial Mortgage Pass-Through Certificates		5.401	12/13/28	4,932
		Series - 2006 4TS (Class A)
3,665,000	i	GMAC Commercial Mortgage Securities, Inc		4.984	12/10/41	3,659
		Series - 2004 C3 (Class C)
361

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$10,000,000	g	GRACE Mortgage Trust		3.369%	06/10/28	$10,026
		Series - 2014 GRCE (Class A)
8,970,000	g	GRACE Mortgage Trust		3.520	06/10/28	8,958
		Series - 2014 GRCE (Class B)
2,745,642	i	Greenwich Capital Commercial Funding Corp		5.666	07/10/38	2,753
		Series - 2006 GG7 (Class AM)
5,943,000	g	GS Mortgage Securities Corp II		3.551	04/10/34	5,988
		Series - 2012 ALOH (Class A)
4,430,000	g	GS Mortgage Securities Corp II		2.954	11/05/34	4,388
		Series - 2012 BWTR (Class A)
5,910,000	g,i	GS Mortgage Securities Corp II		5.181	12/10/43	6,082
		Series - 2010 C2 (Class B)
1,500,000	i	GS Mortgage Securities Corp II		4.057	05/10/50	1,478
		Series - 2015 GC30 (Class C)
2,855,000		GS Mortgage Securities Trust		3.506	10/10/48	2,847
		Series - 2015 GC34 (Class A4)
2,250,000		GS Mortgage Securities Trust		2.635	05/10/49	2,221
		Series - 2016 GS2 (Class A2)
12,000,000		GS Mortgage Securities Trust		3.230	05/10/50	11,861
		Series - 2017 GS6 (Class AAB)
3,000,000		GS Mortgage Securities Trust		3.837	11/10/50	3,060
		Series - 2017 GS8 (Class ABP)
4,145,843	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	3.090	08/19/45	4,106
		Series - 2005 11 (Class 2A1A)
4,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	3,793
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	2,365
		Series - 2016 10HY (Class B)
7,250,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	6,781
		Series - 2016 10HY (Class C)
716,042	i	Impac CMB Trust	LIBOR 1 M + 0.660%	3.166	03/25/35	696
		Series - 2004 11 (Class 2A1)
23,290,545	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.717	02/15/46	23,795
		Series - 2011 C3 (Class A4)
10,975,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.360	02/15/46	11,203
		Series - 2011 C3 (Class C)
16,813,036	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.388	07/15/46	17,242
		Series - 2011 C4 (Class A4)
15,000,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.801	07/15/46	15,448
		Series - 2011 C4 (Class B)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.398	07/15/46	6,711
		Series - 2011 C4 (Class C)
7,000,000		JP Morgan Chase Commercial Mortgage Securities Trust		2.713	08/15/49	6,781
		Series - 2016 JP2 (Class ASB)
24,350,399	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.666	06/25/37	23,783
		Series - 2007 CH5 (Class A1)
4,887,578	g,i	JP Morgan Mortgage Trust		3.303	12/25/44	4,874
		Series - 2015 1 (Class B1)
362

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,567,038	g,i	JP Morgan Mortgage Trust	3.500%	05/25/45	$1,522
		Series - 2015 3 (Class A19)
8,001,775	g,i	JP Morgan Mortgage Trust	3.500	10/25/45	7,772
		Series - 2015 6 (Class A13)
3,134,164	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	3,042
		Series - 2016 1 (Class A13)
582,854	g,i	JP Morgan Mortgage Trust	3.500	01/25/47	575
		Series - 2017 1 (Class A3)
9,366,539	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	9,255
		Series - 2017 2 (Class A5)
3,968,828	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	3,867
		Series - 2017 2 (Class A13)
1,013,404	g,i	JP Morgan Mortgage Trust	3.500	08/25/47	1,001
		Series - 2017 3 (Class 1A5)
5,031,058	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	4,961
		Series - 2018 5 (Class A5)
5,595,642	g,i	JP Morgan Mortgage Trust	3.000	12/25/48	5,441
		Series - 2017 6 (Class A6)
6,868,141	g,i	JP Morgan Mortgage Trust	3.500	12/25/48	6,782
		Series - 2018 6 (Class 1A3)
3,642,435	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	3,660
		Series - 2018 8 (Class A5)
4,447,224	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	4,403
		Series - 2018 8 (Class A13)
7,696,223	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	7,663
		Series - 2018 9 (Class A13)
4,500,000		JPMBB Commercial Mortgage Securities Trust	3.775	08/15/47	4,570
		Series - 2014 C21 (Class A5)
5,000,000		JPMBB Commercial Mortgage Securities Trust	3.997	08/15/47	5,024
		Series - 2014 C21 (Class AS)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.478	09/15/47	2,026
		Series - 2014 C23 (Class B)
2,500,000	i	JPMBB Commercial Mortgage Securities Trust	3.917	05/15/48	2,490
		Series - 2015 C29 (Class AS)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	1,981
		Series - 2015 C29 (Class B)
2,500,000		JPMBB Commercial Mortgage Securities Trust	4.106	08/15/48	2,510
		Series - 2015 C31 (Class AS)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.617	08/15/48	2,041
		Series - 2015 C31 (Class B)
3,253,000	i	JPMBB Commercial Mortgage Securities Trust	4.617	08/15/48	3,187
		Series - 2015 C31 (Class C)
5,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.221	10/15/48	4,794
		Series - 2015 C28 (Class C)
2,200,000		JPMCC Commercial Mortgage Securities Trust	3.241	09/15/50	2,169
		Series - 2017 JP7 (Class ASB)
12,404,000		JPMDB Commercial Mortgage Securities Trust	3.242	10/15/50	12,223
		Series - 2017 C7 (Class ASB)
170,755	g	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	171
		Series - 2007 C6 (Class AMFL)
17,725	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	18
		Series - 2007 C6 (Class AM)

363

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$15,000,000	g	LCCM	3.357%	07/12/50	$15,064
		Series - 2017 LC26 (Class ASB)
2,646,813		Morgan Stanley Bank of America Merrill Lynch Trust	2.469	02/15/46	2,614
		Series - 2013 C7 (Class AAB)
2,000,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.757	11/15/46	2,088
		Series - 2013 C13 (Class B)
1,072,650	g	Morgan Stanley Bank of America Merrill Lynch Trust	3.989	12/15/46	1,081
		Series - 2014 C19 (Class LNC1)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.669	02/15/47	2,012
		Series - 2014 C14 (Class A3)
4,243,209		Morgan Stanley Bank of America Merrill Lynch Trust	3.194	10/15/47	4,240
		Series - 2014 C18 (Class A2)
1,600,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.605	02/15/48	1,606
		Series - 2015 C20 (Class AS)
2,500,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.462	02/15/48	2,508
		Series - 2015 C20 (Class C)
2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.338	03/15/48	2,476
		Series - 2015 C21 (Class A4)
5,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.652	03/15/48	5,514
		Series - 2015 C21 (Class AS)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.561	04/15/48	2,992
		Series - 2015 C22 (Class AS)
4,500,000	g	Morgan Stanley Capital I Trust	2.695	01/11/32	4,466
		Series - 2013 WLSR (Class A)
2,550,000	g	Morgan Stanley Capital I Trust	4.012	09/09/32	2,574
		Series - 2014 150E (Class AS)
3,500,000	g	Morgan Stanley Capital I Trust	4.264	09/09/32	3,560
		Series - 2014 150E (Class B)
125,718	i	Morgan Stanley Capital I Trust	5.389	11/12/41	125
		Series - 2006 HQ10 (Class AJ)
7,548,000	g	Morgan Stanley Capital I Trust	4.193	09/15/47	7,588
		Series - 2011 C1 (Class F)
3,450,000	g,i	Morgan Stanley Capital I Trust	5.375	09/15/47	3,569
		Series - 2011 C1 (Class D)
3,806,037	i	Morgan Stanley Capital I Trust	6.153	12/12/49	2,880
		Series - 2007 IQ16 (Class AJFX)
5,579,650	i	Morgan Stanley Capital I Trust	6.153	12/12/49	4,222
		Series - 2007 IQ16 (Class AJ)
6,000,000		Morgan Stanley Capital I Trust	3.304	06/15/50	5,984
		Series - 2017 H1 (Class ASB)
9,000,000	g,i	MSDB Trust	3.316	07/11/39	8,765
		Series - 2017 712F (Class A)
949,895	g	Prima Capital CRE Securitization Ltd	2.550	08/24/49	946
		Series - 2015 4A (Class MR-A)
364

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$3,264,021	g,i	Sequoia Mortgage Trust		3.500%	06/25/46	$3,180
		Series - 2016 1 (Class A19)
1,126,152	g,i	Sequoia Mortgage Trust		3.500	11/25/46	1,111
		Series - 2016 3 (Class A10)
6,499,448	g,i	Sequoia Mortgage Trust		3.500	02/25/47	6,446
		Series - 2017 2 (Class A4)
10,455,363	g,i	Sequoia Mortgage Trust		3.500	04/25/47	10,393
		Series - 2017 3 (Class A4)
4,162,012	g,i	Sequoia Mortgage Trust		3.500	08/25/47	4,109
		Series - 2017 5 (Class A4)
8,408,030	g,i	Sequoia Mortgage Trust		3.500	05/25/48	8,339
		Series - 2018 5 (Class A4)
4,641,410	g,i	Sequoia Mortgage Trust		4.000	06/25/48	4,650
		Series - 2018 CH2 (Class A21)
6,038,825	g,i	Sequoia Mortgage Trust		4.000	07/25/48	6,072
		Series - 2018 6 (Class A4)
9,831,998	g,i	Sequoia Mortgage Trust		4.000	11/25/48	9,779
		Series - 2018 8 (Class A19)
2,517,345	g,i	Shellpoint Co-Originator Trust		3.500	11/25/46	2,481
		Series - 2016 1 (Class 1A10)
2,722,481	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.706	09/25/24	2,779
		Series - 2014 HQ2 (Class M2)
11,322,444	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.950%	4.456	05/25/25	11,496
		Series - 2015 HQ2 (Class M2)
2,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.300%	3.806	03/25/29	2,753
		Series - 2016 DNA4 (Class M2)
8,356,768	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.706	07/25/29	8,395
		Series - 2017 DNA1 (Class M1)
14,471,223	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.706	10/25/29	14,550
		Series - 2017 DNA2 (Class M1)
40,467,008	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	3.256	03/25/30	40,344
		Series - 2017 DNA3 (Class M1)
4,791,701	g,i	Structured Agency Credit Risk Debt Note (STACR)		3.819	05/25/48	4,771
		Series - 2018 SPI2 (Class M1)
8,135,718	g,i	Structured Agency Credit Risk Debt Note (STACR)		4.167	08/25/48	8,156
		Series - 2018 SPI3 (Class M1)
2,685,000	g	VNDO Mortgage Trust		3.808	12/13/29	2,710
		Series - 2013 PENN (Class A)
300,000	g,i	VNDO Mortgage Trust		3.947	12/13/29	301
		Series - 2013 PENN (Class C)
2,616,107	g	VSE VOI Mortgage LLC		2.540	07/20/33	2,572
		Series - 2016 A (Class A)
2,006,324	g	VSE VOI Mortgage LLC		2.740	07/20/33	1,975
		Series - 2016 A (Class B)
7,105,693	g	VSE VOI Mortgage LLC		2.330	03/20/35	6,940
		Series - 2017 A (Class A)
3,294,023	i	Wachovia Bank Commercial Mortgage Trust		6.141	05/15/46	3,314
		Series - 2007 C34 (Class AJ)
365

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$3,328,000	i	Wachovia Bank Commercial Mortgage Trust	6.216%	05/15/46	$3,351
		Series - 2007 C34 (Class B)
2,595,000	i	Wachovia Bank Commercial Mortgage Trust	6.216	05/15/46	2,616
		Series - 2007 C34 (Class C)
3,357,974	i	Wachovia Bank Commercial Mortgage Trust	5.861	06/15/49	3,388
		Series - 2007 C32 (Class AJ)
10,000,000		Wells Fargo Commercial Mortgage Trust	3.539	10/15/45	10,056
		Series - 2012 LC5 (Class AS)
7,703,000		Wells Fargo Commercial Mortgage Trust	3.540	05/15/48	7,711
		Series - 2015 C28 (Class A4)
10,000,000		Wells Fargo Commercial Mortgage Trust	2.788	07/15/48	9,811
		Series - 2016 C35 (Class ASB)
605,024		Wells Fargo Commercial Mortgage Trust	1.321	08/15/49	591
		Series - 2016 BNK1 (Class A1)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.514	08/15/49	14,531
		Series - 2016 BNK1 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.825	10/15/49	14,715
		Series - 2016 LC24 (Class ASB)
7,500,000		Wells Fargo Commercial Mortgage Trust	3.446	03/15/50	7,543
		Series - 2017 RB1 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust	3.261	07/15/50	14,933
		Series - 2017 C38 (Class ASB)
10,000,000		Wells Fargo Commercial Mortgage Trust	3.212	09/15/50	9,910
		Series - 2017 C39 (Class ASB)
7,250,000		Wells Fargo Commercial Mortgage Trust	3.185	03/15/59	7,237
		Series - 2016 C33 (Class ASB)
6,000,000		Wells Fargo Commercial Mortgage Trust	3.749	03/15/59	5,971
		Series - 2016 C33 (Class AS)
500,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	493
		Series - 2016 C36 (Class ASB)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	4,857
		Series - 2010 C1 (Class B)
30,000,000	g,i	WFRBS Commercial Mortgage Trust	4.902	06/15/44	31,094
		Series - 2011 C4 (Class A4)
750,000		WFRBS Commercial Mortgage Trust	3.345	05/15/45	743
		Series - 2013 C13 (Class AS)
		TOTAL OTHER MORTGAGE BACKED			1,334,456

		TOTAL STRUCTURED ASSETS			2,627,937
		(Cost $2,664,372)

		TOTAL BONDS			12,905,093
		(Cost $13,115,435)

SHARES		COMPANY
COMMON STOCKS - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
147,623	*	Oi S.A. (ADR)			236
		TOTAL TELECOMMUNICATION SERVICES			236
		TOTAL COMMON STOCKS			236
		(Cost $1,332)
366

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

SHARES			COMPANY			VALUE (000)
PREFERRED STOCKS - 0.1%

BANKS - 0.1%
	470,597	*	Federal Home Loan Mortgage Corp			$3,294
	1,527,061	*	Federal National Mortgage Association			10,613
			TOTAL BANKS			13,907
			TOTAL PREFERRED STOCKS			13,907
			(Cost $49,941)

PRINCIPAL			ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.3%

GOVERNMENT AGENCY DEBT - 0.0%
	$5,612,000		Federal Home Loan Bank (FHLB)	2.150%	01/02/19	5,612
			TOTAL GOVERNMENT AGENCY DEBT			5,612

TREASURY DEBT - 0.3%
EGP	14,700,000	j	Egypt Treasury Bills	0.000	06/11/19	756
	42,000,000	j	Egypt Treasury Bills	0.000	08/27/19	2,078
NGN	585,000,000	j	Nigeria Treasury Bill	0.000	06/13/19	1,514
	$36,300,000		United States Treasury Bill	2.318	02/21/19	36,179
			TOTAL TREASURY DEBT			40,527

			TOTAL SHORT-TERM INVESTMENTS			46,139
			(Cost $46,143)

			TOTAL INVESTMENTS - 98.4%			13,012,718
			(Cost $13,262,728)
			OTHER ASSETS & LIABILITIES, NET - 1.6%			208,537
			NET ASSETS - 100.0%			$13,221,255

Abbreviation(s):
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
367

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso
W	Week
ZAR	South African Rand

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/18, the aggregate value of these securities was $2,462,298,460 or 18.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
o	Payment in Kind Bond

Cost amounts are in thousands.

Forward foreign currency contracts outstanding as of December 31, 2018 were as follows (dollar amounts are in thousands):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$9,476	CAD	12,409	Bank of America	01/31/19	$379
	$928	EUR	816	Bank of America	01/31/19	(10)
	$2,170	ILS	7,978	Bank of America	01/31/19	31
EUR	1,003		$1,144	Bank of America	01/31/19	8
EUR	136		$155	Bank of America	01/31/19	1
Total						$409
	$8,037	AUD	11,341	Citibank N.A.	01/31/19	$44
	$945	CZK	21,320	Citibank N.A.	01/31/19	(5)
	$655	EUR	570	Citibank N.A.	01/31/19	1
	$1,219	EUR	1,067	Citibank N.A.	01/31/19	(8)
	$1,294	GBP	1,027	Citibank N.A.	01/31/19	(17)
	$8,962	KRW	10,135,381	Citibank N.A.	01/31/19	(146)
	$1,582	NOK	13,192	Citibank N.A.	01/31/19	54
	$795	NZD	1,170	Citibank N.A.	01/31/19	10
	$2,217	PLN	8,397	Citibank N.A.	01/31/19	(28)
	$4,512	SGD	6,227	Citibank N.A.	01/31/19	(59)
EUR	1,923		$2,195	Citibank N.A.	01/31/19	14
EUR	1,036		$1,189	Citibank N.A.	01/31/19	2
GBP	465		$599	Citibank N.A.	01/31/19	(6)
GBP	669		$854	Citibank N.A.	01/31/19	(0)^
GBP	1,085		$1,385	Citibank N.A.	01/31/19	(1)
JPY	144,543		$1,293	Citibank N.A.	01/31/19	29
Total						$(116)
368

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$530	NZD	810	Morgan Stanley	01/31/19	$(14)
	$1,634	THB	54,202	Morgan Stanley	01/31/19	(32)
	$822	THB	27,074	Morgan Stanley	01/31/19	(10)
JPY	252,215		$2,285	Morgan Stanley	01/31/19	22
Total						$(34)
	$4,232	EUR	3,707	Toronto Dominion Bank	01/31/19	$(27)
	$609	EUR	534	Toronto Dominion Bank	01/31/19	(4)
	$2,160	EUR	1,893	Toronto Dominion Bank	01/31/19	(14)
	$75,747	EUR	65,973	Toronto Dominion Bank	01/31/19	(44)
	$19,792	GBP	15,371	Toronto Dominion Bank	01/31/19	169
	$35,749	JPY	3,987,834	Toronto Dominion Bank	01/31/19	(725)
	$563	SEK	5,098	Toronto Dominion Bank	01/31/19	(14)
	$920	ZAR	13,525	Toronto Dominion Bank	01/31/19	(17)
Total						$(676)
Total						$(417)

^ Amount represents less than $1,000.

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
CZK	Czechoslovak Koruna
EUR	Euro
GBP	Pound Sterling
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand
369

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2018

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
GOVERNMENT BONDS - 99.5%

AGENCY SECURITIES - 0.8%
$4,375,000		Crowley Conro LLC	4.181%	08/15/43	$4,553
15,815,000		Montefiore Medical Center	2.895	04/20/32	15,523
3,500,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	3,473
3,000,000		PEFCO	3.250	06/15/25	3,061
4,934,211		Reliance Industries Ltd	2.444	01/15/26	4,881
3,500,000		Ukraine Government AID Bonds	1.847	05/29/20	3,463
15,000,000		Ukraine Government AID Bonds	1.471	09/29/21	14,513
		TOTAL AGENCY SECURITIES			49,467

MORTGAGE BACKED - 0.7%
24,859,389		Government National Mortgage Association (GNMA)	3.600	09/15/31	25,034
12,247,052		GNMA	3.650	02/15/32	12,365
2,606,393		GNMA	3.380	07/15/35	2,579
3,324,852		GNMA	3.870	10/15/36	3,394
		TOTAL MORTGAGE BACKED			43,372

U.S. TREASURY SECURITIES - 98.0%
116,117,448	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	115,373
360,656,690	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	352,552
215,237,985	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	214,800
284,299,262	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	283,010
339,283,740	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	329,923
331,875,768	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	328,260
353,025,495	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	342,683
290,618,510	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	281,147
359,572,470	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	349,263
327,560,480	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	316,391
223,457,585	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	219,757
233,075,700	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	227,904
150,910,795	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	148,562
136,847,360	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	131,236
174,022,060	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	166,654
264,626,263	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	286,142
115,162,560	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	111,031
156,440,340	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	152,289
211,269,341	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	225,500
135,032,320	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	126,785
209,889,415	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	199,381
120,627,104	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	133,177
119,396,970	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	113,280
210,670,380	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	201,071
208,093,696	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	220,997
111,043,326	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	136,278
90,665,100	k	United States Treasury Inflation Indexed Bonds	0.750	07/15/28	88,753
138,861,441	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	158,057
192,413,438	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	244,792
3,561,550	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	4,567

370

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)

$10,000,000	United States Treasury Note	3.125%	11/15/28	$10,379
	TOTAL U.S. TREASURY SECURITIES			6,219,994

	TOTAL GOVERNMENT BONDS			6,312,833
	(Cost $6,321,560)

SHORT-TERM INVESTMENTS - 0.2%

GOVERNMENT AGENCY DEBT - 0.2%
8,770,000	Federal Home Loan Bank (FHLB)	2.150	01/02/19	8,770
	TOTAL GOVERNMENT AGENCY DEBT			8,770

	TOTAL SHORT-TERM INVESTMENTS			8,770
	(Cost $8,769)

	TOTAL INVESTMENTS - 99.7%			6,321,603
	(Cost $6,330,329)
	OTHER ASSETS & LIABILITIES, NET - 0.3%			21,612
	NET ASSETS - 100.0%			$6,343,215

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

Futures contracts outstanding as of December 31, 2018 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10 Year Note (CBT)	(100)	03/20/19	$(11,917)	$(12,202)	$(285)

371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2018

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.3%

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
$5,211,938	i	United Rentals North America, Inc	LIBOR 1 M + 1.750%	4.272%	10/31/25	$5,092
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				5,092

ENERGY - 0.0%
3,888,852	i	TerraForm Power Operating LLC	LIBOR 1 M + 2.000%	4.522	11/08/22	3,750
		TOTAL ENERGY				3,750

MATERIALS - 0.0%
3,037,735	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	4.470	10/21/24	2,851
		TOTAL MATERIALS				2,851

MEDIA & ENTERTAINMENT - 0.1%
11,168,933	i	Charter Communications Operating LLC	LIBOR 1 M + 2.000%	4.530	04/30/25	10,682
		TOTAL MEDIA & ENTERTAINMENT				10,682

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
8,484,043	i	MTS Systems Corp	LIBOR 1 M + 3.250%	5.710	07/05/23	8,166
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				8,166

UTILITIES - 0.1%
5,001,566	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	5.710	11/28/24	4,726
14,045,753	†,i	Terra-Gen Finance Co LLC	LIBOR 1 M + 4.250%	6.600	12/09/21	11,237
		TOTAL UTILITIES				15,963

		TOTAL BANK LOAN OBLIGATIONS				46,504
		(Cost $50,712)

BONDS - 41.6%

CORPORATE BONDS - 14.6%

AUTOMOBILES & COMPONENTS - 0.2%
1,955,000	e,g	Adient Global Holdings Ltd		4.875	08/15/26	1,496
12,000,000		Ford Motor Co		4.750	01/15/43	9,289
7,125,000	g,i	Harley-Davidson Financial Services, Inc	LIBOR 3 M + 0.940%	3.647	03/02/21	7,117
4,675,000		Magna International, Inc		3.625	06/15/24	4,695
		TOTAL AUTOMOBILES & COMPONENTS				22,597

BANKS - 3.2%
10,900,000		Bank of America Corp		2.151	11/09/20	10,702
21,500,000	e,g	Bank of Montreal		2.500	01/11/22	21,241
18,500,000	e	Bank of Nova Scotia		2.125	09/11/19	18,404
12,000,000	e,g	Bank of Nova Scotia		1.875	09/20/21	11,676
8,000,000	e,g	BNG Bank NV		3.125	11/08/21	8,098
1,350,000	e	Citizens Financial Group, Inc		2.375	07/28/21	1,315
372

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		3.950%	11/09/22	$7,002
15,000,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.480%	2.894	01/10/23	14,763
4,950,000		Cooperatieve Rabobank UA		3.750	07/21/26	4,641
9,400,000		Discover Bank		3.450	07/27/26	8,624
9,300,000		Discover Bank		4.650	09/13/28	9,065
5,000,000	g	DNB Boligkreditt AS.		2.000	05/28/20	4,921
10,000,000		First Niagara Financial Group, Inc		6.750	03/19/20	10,398
13,400,000		HSBC Holdings plc		3.033	11/22/23	12,969
8,200,000	g	ING Groep NV		4.625	01/06/26	8,259
11,500,000	g	Intesa Sanpaolo S.p.A		5.017	06/26/24	10,406
10,000,000	g	Intesa Sanpaolo S.p.A		5.710	01/15/26	9,171
14,500,000		KeyCorp		4.100	04/30/28	14,528
11,250,000	i	M&T Bank Corp	LIBOR 3 M + 0.680%	3.188	07/26/23	11,011
9,076,000	i	Manufacturers & Traders Trust Co	LIBOR 3 M + 0.640%	3.378	12/01/21	8,986
1,605,000		Manufacturers & Traders Trust Co		2.900	02/06/25	1,541
3,425,000		Manufacturers & Traders Trust Co		3.400	08/17/27	3,341
18,775,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	17,837
12,250,000		People’s United Bank		4.000	07/15/24	12,282
24,878,000		People’s United Financial, Inc		3.650	12/06/22	24,901
8,245,000		PNC Bank NA		2.950	01/30/23	8,030
13,500,000	i	Regions Bank	LIBOR 3 M + 0.380%	3.177	04/01/21	13,245
6,600,000	i	Regions Bank	LIBOR 3 M + 0.500%	3.118	08/13/21	6,481
10,000,000		Regions Financial Corp		2.750	08/14/22	9,647
8,450,000		Royal Bank of Canada		1.875	02/05/20	8,361
12,000,000	e	Royal Bank of Canada		2.100	10/14/20	11,831
17,785,000		SVB Financial Group		3.500	01/29/25	17,046
19,450,000		Toronto-Dominion Bank		1.850	09/11/20	19,091
5,000,000	e	Toronto-Dominion Bank		1.800	07/13/21	4,837
12,000,000	g	Toronto-Dominion Bank		2.500	01/18/22	11,857
14,000,000		US Bancorp		2.950	07/15/22	13,809
12,019,000	g	Westpac Banking Corp		2.100	02/25/21	11,827
4,350,000		ZB NA		3.500	08/27/21	4,336
		TOTAL BANKS				406,480

CAPITAL GOODS - 0.4%
6,525,000		Air Lease Corp		4.250	09/15/24	6,378
1,975,000		Anixter, Inc		5.125	10/01/21	1,970
4,575,000		Anixter, Inc		5.500	03/01/23	4,564
6,250,000		CNH Industrial Capital LLC		3.875	10/15/21	6,208
4,800,000		CNH Industrial Capital LLC		4.200	01/15/24	4,743
4,000,000		Ingersoll-Rand Luxembourg Finance S.A.		3.550	11/01/24	3,962
5,625,000		Parker-Hannifin Corp		4.200	11/21/34	5,593
6,980,000		Pentair Finance S.A.		2.650	12/01/19	6,927
3,300,000		Rockwell Collins, Inc		3.100	11/15/21	3,273
6,000,000		Rockwell Collins, Inc		3.200	03/15/24	5,778
725,000		Trimble, Inc		4.150	06/15/23	729
6,050,000		Trimble, Inc		4.900	06/15/28	5,960
		TOTAL CAPITAL GOODS				56,085

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
11,250,000		Covanta Holding Corp		6.000	01/01/27	10,069
2,730,000		Waste Management, Inc		4.600	03/01/21	2,814
3,475,000		Waste Management, Inc		3.900	03/01/35	3,376
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				16,259
373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
CONSUMER SERVICES - 0.6%
$10,000,000		Henry J Kaiser Family Foundation		3.356%	12/01/25	$9,891
7,550,000		Nature Conservancy		6.300	07/01/19	7,632
17,500,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	17,466
5,145,000		Salvation Army		5.637	09/01/26	5,671
20,000,000		Salvation Army		4.528	09/01/48	20,047
9,800,000		Starbucks Corp		2.450	06/15/26	8,821
11,065,000		YMCA of Greater New York		5.151	08/01/48	11,602
		TOTAL CONSUMER SERVICES				81,130

DIVERSIFIED FINANCIALS - 0.8%
3,160,000	g	Canadian Imperial Bank of Commerce		3.150	06/27/21	3,178
2,169,000		Discover Financial Services		3.850	11/21/22	2,154
5,103,000	g	EDP Finance BV		4.125	01/15/20	5,109
9,500,000	e,g	EDP Finance BV		5.250	01/14/21	9,691
11,625,000	g	EDP Finance BV		3.625	07/15/24	10,894
9,500,000		Ford Foundation		3.859	06/01/47	9,346
2,300,000		Legg Mason, Inc		3.950	07/15/24	2,267
2,214,000	e	Northern Trust Corp		3.375	08/23/21	2,230
680,000		Reinvestment Fund, Inc		3.377	02/15/22	683
1,535,000		Reinvestment Fund, Inc		3.166	11/01/23	1,521
3,000,000		Reinvestment Fund, Inc		3.600	02/15/24	3,014
10,250,000		Reinvestment Fund, Inc		3.366	11/01/24	10,150
2,570,000		Reinvestment Fund, Inc		3.513	11/01/25	2,545
15,240,000		Reinvestment Fund, Inc		3.880	02/15/27	15,349
10,435,000		Reinvestment Fund, Inc		3.930	02/15/28	10,517
11,075,000		Unilever Capital Corp		2.000	07/28/26	9,990
4,750,000	e	Unilever Capital Corp		3.500	03/22/28	4,699
		TOTAL DIVERSIFIED FINANCIALS				103,337

ENERGY - 1.4%
3,281,000	e	Apache Corp		3.250	04/15/22	3,212
14,500,000		Cenovus Energy, Inc		5.250	06/15/37	12,787
3,175,000	e	Cimarex Energy Co		3.900	05/15/27	2,948
7,550,000	g	Colorado Interstate Gas Co LLC		4.150	08/15/26	7,380
7,499,485	g	Continental Wind LLC		6.000	02/28/33	7,771
8,450,000		EOG Resources, Inc		3.900	04/01/35	7,986
4,450,000		EOG Resources, Inc		5.100	01/15/36	4,839
11,050,000	g	Greenko Dutch BV		4.875	07/24/22	10,374
15,000,000		Kinder Morgan, Inc		3.150	01/15/23	14,553
1,000,000		Marathon Oil Corp		2.700	06/01/20	985
17,292,000		National Oilwell Varco, Inc		3.950	12/01/42	13,818
3,290,000		Noble Energy, Inc		5.050	11/15/44	2,837
1,400,000		ONE Gas, Inc		4.500	11/01/48	1,443
3,875,000		ONEOK, Inc		4.000	07/13/27	3,698
6,200,000		ONEOK, Inc		4.950	07/13/47	5,735
2,775,000	g,i	Phillips 66	LIBOR 3 M + 0.750%	3.186	04/15/20	2,775
9,000,000		Phillips 66		4.650	11/15/34	8,775
9,500,000		Statoil ASA		3.150	01/23/22	9,474
4,500,000		Statoil ASA		2.650	01/15/24	4,352
5,932,000		Statoil ASA		3.950	05/15/43	5,669
20,000,000	g	TerraForm Power Operating LLC		5.000	01/31/28	17,600
5,000,000	g	Texas Eastern Transmission LP		4.125	12/01/20	5,039
8,700,000		Valero Energy Corp		4.350	06/01/28	8,624
10,050,000	g	Woodside Finance Ltd		3.700	03/15/28	9,301
		TOTAL ENERGY				171,975
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
$7,500,000	i	Becton Dickinson & Co	LIBOR 3 M + 1.030%	3.769%	06/06/22	$7,352
2,750,000		Becton Dickinson & Co		3.363	06/06/24	2,641
4,500,000		Becton Dickinson and Co		4.685	12/15/44	4,217
15,000,000	g,i	Halfmoon Parent, Inc	LIBOR 3 M + 0.890%	3.326	07/15/23	14,771
5,500,000	g	Halfmoon Parent, Inc		4.800	08/15/38	5,454
9,000,000		Laboratory Corp of America Holdings		3.200	02/01/22	8,932
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				43,367

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
2,700,000		Kimberly-Clark Corp		3.950	11/01/28	2,795
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				2,795

INSURANCE - 0.4%
3,000,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	4.481	07/13/20	2,955
15,000,000		Prudential Financial, Inc		5.200	03/15/44	14,044
7,450,000		Prudential Financial, Inc		5.375	05/15/45	6,981
18,222,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	17,845
14,024,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	13,683
		TOTAL INSURANCE				55,508

MATERIALS - 0.8%
2,275,000		Ball Corp		5.000	03/15/22	2,286
8,930,000		Ball Corp		4.000	11/15/23	8,684
4,800,000	g	Commercial Metals Co		5.750	04/15/26	4,452
20,000,000		Fibria Overseas Finance Ltd		5.500	01/17/27	20,075
1,350,000		International Flavors & Fragrances, Inc		3.400	09/25/20	1,351
7,500,000		International Paper Co		5.000	09/15/35	7,351
5,000,000		International Paper Co		6.000	11/15/41	5,273
4,600,000		International Paper Co		4.800	06/15/44	4,130
17,000,000	g	Inversiones CMPC S.A.		4.375	04/04/27	16,137
8,125,000	g	Klabin Finance S.A.		4.875	09/19/27	7,373
2,500,000	g	Sealed Air Corp		5.500	09/15/25	2,469
9,600,000	g	Westrock Co		4.650	03/15/26	9,751
6,850,000	g	WestRock Co		3.000	09/15/24	6,453
7,450,000	g	WestRock Co		3.750	03/15/25	7,313
		TOTAL MATERIALS				103,098

MEDIA & ENTERTAINMENT - 0.2%
2,775,000	g	CCO Holdings LLC		4.000	03/01/23	2,588
3,125,000		Charter Communications Operating LLC		3.579	07/23/20	3,121
14,850,000		Charter Communications Operating LLC		4.464	07/23/22	14,992
3,625,000		Discovery Communications LLC		5.000	09/20/37	3,366
5,500,000		Time Warner Cable, Inc		4.500	09/15/42	4,426
		TOTAL MEDIA & ENTERTAINMENT				28,493

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
5,000,000		Bristol-Myers Squibb Co		3.250	08/01/42	4,345
4,000,000	i	GlaxoSmithKline Capital plc	LIBOR 3 M + 0.350%	2.964	05/14/21	3,973
8,650,000		GlaxoSmithKline Capital plc		3.625	05/15/25	8,709
9,550,000	g	Takeda Pharmaceutical Co Ltd		4.400	11/26/23	9,654
3,300,000		Zoetis, Inc		3.450	11/13/20	3,308
7,200,000	i	Zoetis, Inc	LIBOR 3 M + 0.440%	3.085	08/20/21	7,147
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$4,525,000		Zoetis, Inc		4.450%	08/20/48	$4,440
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				41,576

REAL ESTATE - 0.7%
8,500,000	e	Alexandria Real Estate Equities, Inc		4.000	01/15/24	8,597
1,975,000		Brandywine Operating Partnership LP		3.950	02/15/23	1,964
4,300,000		Brandywine Operating Partnership LP		3.950	11/15/27	4,088
8,775,000		Brixmor Operating Partnership LP		3.900	03/15/27	8,311
5,113,000		Digital Realty Trust LP		3.950	07/01/22	5,143
3,500,000	e	Federal Realty Investment Trust		2.750	06/01/23	3,372
3,225,000		Healthcare Realty Trust, Inc		3.625	01/15/28	3,030
11,075,000		Kilroy Realty LP		3.450	12/15/24	10,700
11,150,000		Kilroy Realty LP		4.750	12/15/28	11,363
16,825,000		Mid-America Apartments LP		4.000	11/15/25	16,770
16,822,000		Regency Centers LP		3.750	06/15/24	16,646
		TOTAL REAL ESTATE				89,984

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
14,250,000		Apple, Inc		3.000	06/20/27	13,587
10,200,000		Corning, Inc		4.375	11/15/57	8,536
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				22,123

TELECOMMUNICATION SERVICES - 0.3%
3,400,000	e	CenturyLink, Inc		6.750	12/01/23	3,277
18,500,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.100%	3.716	05/15/25	17,938
11,750,000		Verizon Communications, Inc		2.625	08/15/26	10,658
9,050,000		Verizon Communications, Inc		4.272	01/15/36	8,479
		TOTAL TELECOMMUNICATION SERVICES				40,352

TRANSPORTATION - 1.0%
2,050,000		CSX Corp		4.250	03/15/29	2,083
5,650,000		CSX Corp		4.750	11/15/48	5,731
6,775,000		CSX Corp		4.250	11/01/66	5,866
7,150,000		Delta Air Lines, Inc		3.625	03/15/22	6,997
2,001,384		Delta Air Lines, Inc		4.250	07/30/23	2,023
5,158,397		Delta Air Lines, Inc		3.625	07/30/27	5,216
4,000,000		Kansas City Southern		3.000	05/15/23	3,913
7,000,000		Kansas City Southern		4.300	05/15/43	6,520
15,925,000		Kansas City Southern		4.950	08/15/45	16,244
5,617,000	g	Mexico City Airport Trust		5.500	10/31/46	4,943
6,517,000	g	Mexico City Airport Trust		5.500	07/31/47	5,727
475,000		Norfolk Southern Corp		5.590	05/17/25	526
5,933,679	m	Spirit Airlines Pass Through Trust		3.800	02/15/26	5,798
9,811,991		Spirit Airlines Pass Through Trust		3.375	02/15/30	9,390
7,395,895		Spirit Airlines, Inc		4.100	04/01/28	7,261
13,000,000		Union Pacific Corp		4.375	09/10/38	12,866
4,812,205		Union Pacific Railroad Co		3.227	05/14/26	4,726
15,921,648		Union Pacific Railroad Co		2.695	05/12/27	15,276
1,360,000		United Parcel Service of America, Inc (Step Bond)		8.375	04/01/30	1,842
2,250,000	e,i	United Parcel Service, Inc	LIBOR 3 M + 0.380%	3.009	05/16/22	2,256
		TOTAL TRANSPORTATION				125,204

UTILITIES - 3.6%
11,100,000		Avangrid, Inc		3.150	12/01/24	10,713
20,275,000		Avista Corp		4.350	06/01/48	20,728
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$700,000	g	Azure Power Energy Ltd	5.500%	11/03/22	$656
16,500,000	g	Brooklyn Union Gas Co	4.273	03/15/48	16,303
3,000,000	g	Clearway Energy Operating LLC	5.750	10/15/25	2,865
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,275
22,500,000	g	Electricite de France S.A.	3.625	10/13/25	21,698
6,150,000		Fortis, Inc	2.100	10/04/21	5,912
10,750,000		Fortis, Inc	3.055	10/04/26	9,819
13,750,000		Georgia Power Co	3.250	04/01/26	12,856
2,745,000		International Transmission Co	4.625	08/15/43	2,817
6,575,000		Interstate Power & Light Co	3.250	12/01/24	6,407
3,000,000		Interstate Power & Light Co	4.100	09/26/28	3,068
24,325,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	24,595
4,000,000		MidAmerican Energy Co	3.100	05/01/27	3,895
9,250,000	g	Narragansett Electric Co	4.170	12/10/42	8,851
2,050,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	1,896
3,875,000	g	NextEra Energy Operating Partners LP	4.500	09/15/27	3,449
9,732,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	9,789
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	9,424
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,669
11,000,000		NorthWestern Corp	4.176	11/15/44	11,014
18,900,000	g	Pattern Energy Group, Inc	5.875	02/01/24	18,239
13,050,000		PSEG Power LLC	3.850	06/01/23	13,060
630,000		Public Service Co of Colorado	4.750	08/15/41	655
7,625,000		Public Service Co of Colorado	4.100	06/15/48	7,510
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,477
6,687,554		San Diego Gas & Electric Co	1.914	02/01/22	6,562
24,491,901	g	Solar Star Funding LLC	3.950	06/30/35	23,568
23,209,956	g	Solar Star Funding LLC	5.375	06/30/35	24,857
2,000,000		Southern California Edison Co	2.400	02/01/22	1,929
6,000,000		Southern California Edison Co	3.400	06/01/23	5,965
4,700,000		Southern California Edison Co	4.125	03/01/48	4,456
8,300,000		Southern Power Co	2.500	12/15/21	8,061
25,000,000		Southern Power Co	4.150	12/01/25	24,785
38,828,500	e,g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	35,624
12,400,000		Tampa Electric Co	4.300	06/15/48	11,866
22,235,057	g	Topaz Solar Farms LLC	4.875	09/30/39	20,215
12,246,265	g	Topaz Solar Farms LLC	5.750	09/30/39	11,871
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,539
19,650,000		Westar Energy, Inc	2.550	07/01/26	18,369
16,525,000		WGL Holdings, Inc	2.250	11/01/19	16,330
		TOTAL UTILITIES			455,637

		TOTAL CORPORATE BONDS			1,866,000
		(Cost $1,918,130)

GOVERNMENT BONDS - 22.5%

AGENCY SECURITIES - 3.9%
4,849,000		Canal Barge Co, Inc	4.500	11/12/34	5,149
3,958,771		CES MU2 LLC	1.994	05/13/27	3,816
6,233,333		DY9 Leasing LLC	2.415	06/30/27	6,124
9,679,776		Ethiopian Leasing LLC	2.566	08/14/26	9,598
2,834,215		Export Lease Ten Co LLC	1.650	05/07/25	2,734
4,029,003		Export Leasing LLC	1.859	08/28/21	3,980
2,290,826	g	Genesis Solar Pass Through Trust	3.875	02/15/38	2,321
1,096,000	j	Government Trust Certificate	0.000	04/01/19	1,088
5,000,000	j	Government Trust Certificate	0.000	04/01/21	4,717
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$5,950,000		Hashemite Kingdom of Jordan Government AID Bond		3.000%	06/30/25	$5,919
5,065,000	g	Hospital for Special Surgery		3.500	01/01/23	5,107
6,375,000	i	India Government AID Bond	LIBOR 3 M + 0.100%	2.641	02/01/27	6,173
45,500,000		Iraq Government AID Bond		2.149	01/18/22	44,701
4,295,000		Lutheran Medical Center		1.982	02/20/30	3,999
6,187,500		Mexican Aircraft Finance V LLC		2.329	01/14/27	6,079
5,040,000		Montefiore Medical Center		2.152	10/20/26	4,870
2,965,000	g	Montefiore Medical Center		3.896	05/20/27	3,037
19,545,000		Montefiore Medical Center		2.895	04/20/32	19,184
7,000,000	†	NCUA Guaranteed Notes		3.450	06/12/21	7,129
15,555,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	15,262
3,150,000	j	Overseas Private Investment Corp (OPIC)		0.000	09/30/19	3,203
2,400,000	j	OPIC		0.000	11/15/19	2,411
4,363,082	j	OPIC		0.000	11/15/19	4,771
3,000,000	j	OPIC		0.000	01/26/21	3,019
3,050,000	j	OPIC		0.000	01/26/21	3,102
12,226,000	j	OPIC		0.000	07/17/21	12,344
3,259,346		OPIC		2.290	09/15/26	3,186
1,705,420		OPIC		2.040	12/15/26	1,661
9,391,644		OPIC		2.740	09/15/29	9,225
14,448,683		OPIC		3.220	09/15/29	14,581
13,003,815		OPIC		3.280	09/15/29	13,161
2,421,331		OPIC		2.610	04/15/30	2,360
3,534,000		OPIC		2.930	05/15/30	3,512
5,840,400		OPIC		3.040	05/15/30	5,835
6,764,778		OPIC		3.540	06/15/30	6,950
17,552,236		OPIC		3.370	12/15/30	17,874
7,611,607		OPIC		3.520	09/20/32	7,805
19,893,675		OPIC		3.820	12/20/32	20,621
12,834,629		OPIC		3.938	12/20/32	13,414
11,272,070		OPIC		3.160	06/01/33	11,147
10,821,188		OPIC		3.430	06/01/33	10,928
1,146,187		OPIC		2.810	07/31/33	1,106
1,833,898		OPIC		2.940	07/31/33	1,787
4,210,549		Penta Aircraft Leasing LLC		1.691	04/29/25	4,068
3,863,634	i	Pluto Aircraft Leasing LLC	LIBOR 3 M + 0.210%	2.799	02/07/23	3,861
8,000,000		Private Export Funding Corp (PEFCO)		2.300	09/15/20	7,938
7,500,000	g	PEFCO		3.266	11/08/21	7,596
17,500,000		PEFCO		4.300	12/15/21	18,283
4,250,000		PEFCO		2.050	11/15/22	4,148
4,000,000		PEFCO		3.550	01/15/24	4,160
8,000,000		PEFCO		3.250	06/15/25	8,163
4,485,471		Safina Ltd		1.550	01/15/22	4,404
6,762,231		Sandalwood 2013 LLC		2.836	07/10/25	6,785
1,533,721		Tayarra Ltd		3.628	02/15/22	1,554
1,446,234		Tricahue Leasing LLC		3.503	11/19/21	1,462
15,300,000		Ukraine Government AID Bonds		1.847	05/29/20	15,137
23,945,000		Ukraine Government AID Bonds		1.471	09/29/21	23,167
7,826,088		Ulani MSN 37894		2.184	12/20/24	7,691
2,734,594		Union 16 Leasing LLC		1.863	01/22/25	2,660
7,110,000		UNM Sandoval Regional Medical Center		4.500	07/20/36	7,269
750,000		US Department of Housing and Urban Development (HUD)		2.050	08/01/19	747
8,774,000		HUD		4.870	08/01/19	8,880
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$12,895,000		HUD		4.960%	08/01/20	$13,077
12,530,000		HUD		5.050	08/01/21	12,567
3,217,000		HUD		2.910	08/01/23	3,221
		TOTAL AGENCY SECURITIES				501,828

FOREIGN GOVERNMENT BONDS - 4.2%
13,550,000		African Development Bank		2.375	09/23/21	13,461
9,500,000		Asian Development Bank		2.125	03/19/25	9,166
14,000,000		Asian Development Bank		3.125	09/26/28	14,312
17,000,000	g	Bank Nederlandse Gemeenten NV		2.125	12/14/20	16,822
6,000,000	g	Caisse d’Amortissement de la Dette Sociale		2.000	04/17/20	5,947
5,055,980	g	Carpintero Finance Ltd		2.004	09/18/24	4,944
5,000,000	g	CPPIB Capital, Inc		2.750	11/02/27	4,875
2,000,000		European Investment Bank		2.000	03/15/21	1,975
20,750,000		European Investment Bank		2.125	04/13/26	19,844
3,750,000	e	European Investment Bank		2.375	05/24/27	3,603
2,000,000		European Investment Bank		4.875	02/15/36	2,451
9,000,000		Export Development Canada		1.625	12/03/19	8,920
15,000,000	e	Export Development Canada		2.000	11/30/20	14,823
12,000,000	e	Export Development Canada		1.375	10/21/21	11,595
15,000,000	g	Finnvera Oyj		2.375	06/04/25	14,460
6,082,000		Hydro Quebec		8.400	01/15/22	7,003
20,000,000	i	Inter-American Development Bank	LIBOR 3 M + 0.010%	2.446	01/15/22	19,995
19,250,000		International Bank for Reconstruction & Development		3.125	11/20/25	19,827
27,900,000	g	International Development Association		2.750	04/24/23	28,007
19,250,000		International Finance Corp		1.750	03/30/20	19,037
46,500,000		International Finance Corp		1.546	11/04/21	44,889
41,500,000		International Finance Corp		2.125	04/07/26	39,812
5,000,000		Japan Bank for International Cooperation		1.875	04/20/21	4,897
9,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	8,833
3,350,000	g	Japan Finance Organization for Municipalities		3.375	09/27/23	3,404
3,000,000		KFW		1.875	11/30/20	2,956
10,000,000	e	KFW		2.625	01/25/22	9,998
12,500,000	e,g	Kommunalbanken AS.		2.125	02/11/25	12,013
18,500,000	i	Korea Development Bank	LIBOR 3 M + 0.725%	3.139	07/06/22	18,503
16,750,000	e	Kreditanstalt fuer Wiederaufbau		2.000	11/30/21	16,464
3,000,000	g	Nacional Financiera SNC		3.375	11/05/20	2,966
15,000,000	g	Nederlandse Waterschapsbank NV		3.125	12/05/22	15,191
25,000,000	e,g	Nederlandse Waterschapsbank NV		2.375	03/24/26	24,115
2,000,000		North American Development Bank		4.375	02/11/20	2,031
27,800,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	27,188
15,000,000		Province of Manitoba Canada		2.100	09/06/22	14,582
12,700,000	e	Province of Manitoba Canada		3.050	05/14/24	12,761
5,000,000		Province of Ontario Canada		4.400	04/14/20	5,106
10,000,000		Province of Quebec Canada		3.500	07/29/20	10,126
10,000,000	e	Province of Quebec Canada		2.750	04/12/27	9,730
5,000,000		Province of Quebec Canada		7.500	09/15/29	6,942
		TOTAL FOREIGN GOVERNMENT BONDS				533,574

MORTGAGE BACKED - 6.6%
2,600,000		Federal Home Loan Mortgage Corp (FHLMC)		3.000	10/15/33	2,547
10,638,700		FHLMC		3.500	08/15/43	10,848
4,276,399		FHLMC		3.000	03/15/44	4,234
9,214,027		FHLMC		3.500	09/15/44	9,324
9,331,339	i	FHLMC		5.992	06/15/48	10,223
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,169,724	i	FHLMC	5.912%	10/15/48	$7,769
13,943		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	14
2,700		FGLMC	7.000	05/01/23	3
4,358,099		FGLMC	3.500	03/01/27	4,412
13,631		FGLMC	8.000	01/01/31	14
256,893		FGLMC	4.500	07/01/33	268
1,736,814		FGLMC	7.000	12/01/33	1,980
546,335		FGLMC	7.000	05/01/35	619
1,233,035		FGLMC	5.000	06/01/36	1,309
391,719		FGLMC	5.000	07/01/39	415
661,249		FGLMC	4.500	10/01/44	693
699,762		FGLMC	4.500	11/01/44	733
990,108		FGLMC	4.500	11/01/44	1,038
383,614		FGLMC	4.500	12/01/44	399
629,168		FGLMC	4.500	12/01/44	659
2,510,437		FGLMC	3.500	04/01/45	2,523
22,787,020		FGLMC	3.500	10/01/45	22,891
10,858,079		FGLMC	4.000	12/01/45	11,149
35,369,064		FGLMC	3.500	08/01/46	35,575
13,373,791		FGLMC	3.000	01/01/47	13,042
27,083,876		FGLMC	3.000	02/01/47	26,422
1,041,801		FGLMC	4.500	06/01/47	1,100
2,562,349		FGLMC	4.000	09/01/47	2,629
8,876,424		FGLMC	3.500	03/01/48	8,903
14,642,837		FGLMC	4.000	03/01/48	15,023
3,598,280		FGLMC	4.000	07/01/48	3,692
11,089,893		FGLMC	4.500	08/01/48	11,616
7,000,000		Federal National Mortgage Association (FNMA)	1.625	01/21/20	6,929
14,566		FNMA	8.000	07/01/24	16
7,366,609		FNMA	3.500	02/01/32	7,462
3,176,254		FNMA	3.500	05/01/32	3,226
8,004,572		FNMA	3.500	07/01/32	8,108
5,941,886		FNMA	3.000	11/01/32	5,932
3,261,881		FNMA	5.000	05/01/35	3,464
2,068,126		FNMA	5.000	10/01/35	2,197
1,566,312		FNMA	5.000	02/01/36	1,664
1,994,848		FNMA	5.500	11/01/38	2,124
18,715		FNMA	4.500	04/01/39	19
29,762		FNMA	4.500	02/01/40	31
357,236		FNMA	5.000	08/01/40	379
1,663,877		FNMA	5.000	09/01/40	1,767
114,548		FNMA	4.500	11/01/40	120
206,730		FNMA	4.500	01/01/41	217
133,753		FNMA	4.500	02/01/41	139
2,787,544		FNMA	5.000	05/01/41	2,960
197,239		FNMA	4.500	06/01/41	206
198,637		FNMA	4.500	06/01/41	207
455,695		FNMA	5.000	06/01/41	484
1,455,236		FNMA	5.000	07/01/41	1,545
280,140		FNMA	4.500	12/01/41	292
212,914		FNMA	4.500	01/01/42	222
187,121		FNMA	4.500	04/01/42	195
1,510,735		FNMA	4.500	04/01/42	1,583
204,218		FNMA	4.500	06/01/42	212
2,112,504		FNMA	4.500	06/01/42	2,210
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$171,813		FNMA	4.500%	07/01/42	$180
2,581,344		FNMA	3.000	04/25/43	2,556
793,962		FNMA	4.500	06/01/44	830
9,059,107		FNMA	4.500	06/01/44	9,471
2,143,022		FNMA	4.500	08/01/44	2,241
4,765,133		FNMA	4.500	10/01/44	4,980
9,795,084		FNMA	4.500	11/01/44	10,245
2,159,703		FNMA	4.500	12/01/44	2,259
11,468,314		FNMA	3.000	02/25/45	11,459
3,371,892		FNMA	3.000	02/25/45	3,369
367,087		FNMA	3.500	03/01/45	369
191,524		FNMA	3.500	03/01/45	192
546,126		FNMA	4.500	03/01/45	571
3,512,225		FNMA	3.000	03/25/45	3,502
660,985		FNMA	4.500	04/01/45	691
8,944,235		FNMA	3.500	04/25/45	9,096
14,300,533		FNMA	3.500	04/25/45	14,529
4,954,046		FNMA	3.500	05/01/45	4,992
25,202,042		FNMA	3.000	12/25/45	24,983
7,835,329		FNMA	3.500	01/01/46	7,870
9,376,770		FNMA	4.000	01/01/46	9,639
9,679,660		FNMA	3.500	06/01/46	9,719
2,718,880		FNMA	3.500	08/01/46	2,730
7,091,724		FNMA	3.500	10/01/46	7,118
17,712,998		FNMA	3.500	12/01/46	17,756
29,995,431		FNMA	3.500	01/01/47	30,027
1,406,791		FNMA	3.000	02/01/47	1,374
5,989,083		FNMA	4.500	01/01/48	6,277
5,003,616		FNMA	4.500	02/01/48	5,244
56,845,610		FNMA	3.000	02/25/48	56,290
6,290,426		FNMA	4.000	03/01/48	6,455
1,034,700	h	FNMA	4.000	03/01/48	1,055
21,570,893		FNMA	4.500	03/01/48	22,607
58,924,018		FNMA	4.000	04/01/48	60,301
4,318,506		FNMA	4.500	05/01/48	4,526
3,264,892		FNMA	4.500	05/01/48	3,425
18,585,594	h	FNMA	4.000	06/01/48	18,956
7,842,963		FNMA	5.000	08/01/48	8,376
13,725,105		FNMA	4.500	12/01/48	14,221
1,195,040		FNMA	5.000	12/01/48	1,254
5,000,000	h	FNMA	4.000	01/25/49	5,099
4,875,227		Government National Mortgage Association (GNMA)	2.580	08/15/25	4,746
61,989		GNMA	6.500	05/20/31	71
7,633,018		GNMA	2.640	01/15/33	7,479
10,733,423		GNMA	2.690	06/15/33	10,188
8,691,157		GNMA	3.700	10/15/33	8,795
60,974		GNMA	6.000	10/20/36	66
71,645		GNMA	6.000	01/20/37	78
405,171		GNMA	6.000	02/20/37	440
180,656		GNMA	5.000	04/15/38	192
111,333		GNMA	6.000	08/20/38	121
250,477		GNMA	6.500	11/20/38	283
23,455		GNMA	4.500	02/20/39	25
8,128,507		GNMA	3.700	08/15/40	8,231
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$33,166		GNMA	4.500%	08/20/41	$35
114,510		GNMA	4.500	09/20/41	121
25,898		GNMA	4.500	01/20/44	27
26,003		GNMA	4.500	02/20/44	27
49,982		GNMA	4.500	05/20/44	53
321,842		GNMA	4.500	05/20/44	340
366,912		GNMA	4.500	08/20/44	388
320,196		GNMA	4.500	09/20/44	334
138,913		GNMA	4.500	10/20/44	146
74,656		GNMA	4.500	11/20/44	77
226,966		GNMA	4.500	12/20/44	240
333,340		GNMA	4.500	02/20/45	352
425,975		GNMA	4.500	08/20/45	450
394,181		GNMA	4.500	08/20/45	416
398,175		GNMA	4.500	12/20/45	421
5,377,147		GNMA	4.000	06/20/46	861
17,649,191		GNMA	3.000	12/20/47	17,370
42,984,530		GNMA	3.500	12/20/47	43,298
26,370,167		GNMA	3.000	01/20/48	25,953
39,959,935		GNMA	3.500	01/20/48	40,251
9,925,000		GNMA	4.000	12/20/48	10,125
		TOTAL MORTGAGE BACKED			854,810

MUNICIPAL BONDS - 5.2%
3,340,000		Antelope Valley-East Kern Water Agency Financing Authority	4.326	06/01/36	3,391
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	5,093
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,753
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,612
1,170,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,167
3,135,300		California Earthquake Authority	2.805	07/01/19	3,132
13,000,000		California Housing Finance Agency	2.966	08/01/22	12,947
6,080,000	g	California Pollution Control Financing Authority	5.000	07/01/27	6,143
7,930,000	g	California Pollution Control Financing Authority	5.000	07/01/37	7,982
2,470,000	g	California Pollution Control Financing Authority	5.000	11/21/45	2,498
3,380,000		Chicago Board of Education	5.000	12/01/20	3,479
14,000,000		Chicago Housing Authority	4.361	01/01/38	14,250
9,700,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	11,660
3,500,000		City & County Honolulu HI Wastewater System Revenue	3.200	07/01/26	3,519
5,645,000		City & County of Honolulu HI	3.974	09/01/35	5,673
1,615,000		City & County of Honolulu HI	4.004	09/01/36	1,619
3,035,000		City & County of Honolulu, HI	2.668	10/01/27	2,925
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,270
7,085,000		City & County of San Francisco CA	4.000	04/01/47	6,852
5,500,000		City & County of San Francisco CA	4.000	09/01/48	5,419
8,850,000		City of Austin TX Water & Wastewater System Revenue	1.933	05/15/19	8,819
2,750,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	2,731
6,500,000		City of Chicago IL	7.750	01/01/42	6,959
7,280,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	7,248
475,000		City of Eugene, OR	6.320	08/01/22	512
1,250,000		City of Florence SC	4.250	12/01/34	1,264
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,000,000		City of Houston TX Combined Utility System Revenue	3.375%	11/15/24	$1,021
1,275,000		City of Houston TX Combined Utility System Revenue	4.172	11/15/38	1,301
12,500,000		City of Houston TX Utility System Revenue	2.563	05/15/20	12,462
925,000		City of Jersey City NJ	2.423	09/01/19	921
5,145,000		City of Los Angeles CA	3.320	09/01/24	5,215
5,145,000		City of Los Angeles CA	3.450	09/01/25	5,220
7,500,000		City of Los Angeles CA	3.880	09/01/38	7,404
1,780,000	g	City of Miami FL	4.808	01/01/39	1,840
3,010,000		City of Norfolk VA	3.000	10/01/35	2,640
3,665,000		City of Norfolk VA	3.050	10/01/36	3,183
3,345,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.000	11/01/26	3,258
3,725,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.950	11/01/36	3,774
18,500,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.185	11/01/46	18,606
1,000,000		City of San Juan Capistrano CA	3.700	08/01/31	1,005
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	989
1,150,000		Commonwealth Financing Authority	2.875	06/01/22	1,137
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,283
2,730,000		Commonwealth Financing Authority	3.864	06/01/38	2,692
7,650,000		County of Alameda CA	3.820	08/01/38	7,628
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,462
15,000,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	16,588
770,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	779
9,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	8,974
15,630,000	j	Garden State Preservation Trust	0.000	11/01/22	14,260
1,000,000		Grant County Public Utility District No 2	5.470	01/01/34	1,072
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,292
4,135,000		Greene County OH	2.720	12/01/21	4,126
4,365,000		Greene County OH	3.120	12/01/23	4,369
4,615,000		Greene County OH	3.270	12/01/24	4,620
4,755,000		Greene County OH	3.420	12/01/25	4,762
1,300,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,392
975,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	982
5,125,000		Imperial Irrigation District Electric System Revenue	4.500	11/01/40	5,462
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,072
540,000		Lavaca-Navidad River Authority	3.850	08/01/26	553
6,430,000		Lavaca-Navidad River Authority	4.430	08/01/35	6,582
3,725,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	3,513
185,000		Massachusetts Housing Finance Agency	4.782	12/01/20	188
4,650,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	5,156
3,500,000		Metropolitan Council	1.750	09/01/20	3,446
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,085
8,000,000		Michigan Finance Authority	5.000	07/01/22	8,778
500,000		Michigan Finance Authority	5.000	07/01/22	542
8,945,000		Michigan Finance Authority	5.000	07/01/22	9,815
2,500,000		Michigan Finance Authority	5.000	07/01/30	2,764
2,000,000		Michigan Finance Authority	5.000	07/01/31	2,205
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$8,500,000		New Jersey Economic Development Authority		4.271%	06/15/20	$8,577
7,400,000		New Jersey Economic Development Authority		5.706	06/15/30	8,398
3,000,000		New Jersey Economic Development Authority		5.756	06/15/31	3,397
3,375,000		New Mexico Finance Authority		4.090	06/15/38	3,431
1,590,000		New York State Energy Research & Development Authority		2.372	07/01/19	1,586
1,285,000		New York State Energy Research & Development Authority		2.772	07/01/20	1,286
1,590,000		New York State Energy Research & Development Authority		3.206	07/01/22	1,614
995,000		New York State Environmental Facilities Corp		2.005	06/15/19	991
1,255,000		New York State Environmental Facilities Corp		3.045	06/15/24	1,265
1,225,000		New York State Environmental Facilities Corp		3.195	06/15/25	1,240
2,120,000		New York State Environmental Facilities Corp		3.520	07/15/27	2,173
17,500,000		New York Transportation Development Corp		5.000	01/01/26	19,670
4,750,000		Northern California Power Agency		4.320	07/01/24	4,907
4,760,000		Ohio State Water Development Authority		4.879	12/01/34	5,229
700,000		Oklahoma Water Resources Board		3.071	04/01/22	707
13,250,000	g	Oregon State Business Development Commission		6.500	04/01/31	13,084
2,500,000		Palm Beach County Solid Waste Authority		2.636	10/01/24	2,458
1,000,000		Pend Oreille County Public Utility District No Box Canyon		3.037	01/01/19	1,000
1,070,000		Pend Oreille County Public Utility District No Box Canyon		3.621	01/01/21	1,067
4,500,000		Pend Oreille County Public Utility District No Box Canyon		5.000	01/01/30	4,589
1,000,000		Sacramento Area Flood Control Agency		2.699	10/01/22	987
435,000		San Francisco City & County Redevelopment Agency		3.113	08/01/22	436
2,000,000		San Francisco City & County Redevelopment Agency		4.375	08/01/44	2,017
2,920,000		South Dakota Conservancy District		1.898	08/01/19	2,907
38,830,000		State of California		3.750	10/01/37	39,594
11,565,000		State of California		4.600	04/01/38	11,928
10,050,000		State of California		4.988	04/01/39	10,690
2,000,000		State of California		2.193	04/01/47	1,986
4,400,000	i	State of California	LIBOR 1 M + 0.780%	3.127	04/01/47	4,424
10,500,000		State of Illinois		5.000	02/01/19	10,521
9,800,000		State of Illinois		5.000	02/01/20	10,015
8,000,000		State of Illinois		5.000	02/01/22	8,368
9,000,000		State of Illinois		5.520	04/01/38	8,449
1,500,000		State of Louisiana		1.769	08/01/20	1,479
4,505,000		State of Michigan		3.375	12/01/20	4,553
4,405,000		State of Michigan		3.590	12/01/26	4,493
2,500,000		State of Ohio		5.412	09/01/28	2,951
2,500,000		State of Texas		2.749	10/01/23	2,495
5,000,000		State of Texas		6.072	10/01/29	5,120
2,025,000		State of Texas		3.576	08/01/34	2,009
3,370,000		State of Texas		3.726	08/01/43	3,373
3,000		State of Wisconsin		5.700	05/01/26	3
4,000,000		Suffolk County Water Authority		4.000	06/01/39	4,142
1,650,000		Syracuse Industrial Development Agency		5.000	01/01/36	1,604
2,280,000		Tampa Bay Water		2.612	10/01/25	2,208
3,225,000		Tampa Bay Water		2.782	10/01/26	3,142
3,000,000		Tampa Bay Water		2.952	10/01/27	2,947
1,255,000		Texas Water Development Board		4.248	10/15/35	1,296
5,880,000		Texas Water Development Board		4.340	10/15/48	5,976
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$4,170,000		Texas Water Development Board		4.648%	04/15/50	$4,358
5,000,000		Tuolumne Wind Project Authority		6.918	01/01/34	6,157
3,035,000		University of California		3.809	05/15/28	3,106
11,400,000		University of California		4.009	05/15/30	11,792
1,000,000		University of Cincinnati		3.250	06/01/29	1,012
1,560,000		University of Cincinnati		3.650	06/01/34	1,576
1,615,000		University of Cincinnati		3.700	06/01/35	1,634
18,000,000		University of New Mexico		3.532	06/20/32	18,072
17,500,000		University of Virginia		3.570	04/01/45	17,148
5,000,000		Vermont Educational & Health Buildings Financing Agency		4.000	12/01/42	5,087
3,000,000		Vermont Educational & Health Buildings Financing Agency		4.000	12/01/46	3,044
1,000,000		Washington County Clean Water Services		5.078	10/01/24	1,101
695,000		Water Works Board of the City of Birmingham		1.509	01/01/19	695
2,470,000		Water Works Board of the City of Birmingham		1.788	01/01/20	2,439
3,750,000		Water Works Board of the City of Birmingham		1.988	01/01/21	3,674
3,100,000		Water Works Board of the City of Birmingham		2.192	01/01/22	3,025
600,000		West Virginia Water Development Authority		5.000	11/01/21	648
1,345,000		West Virginia Water Development Authority		5.000	11/01/22	1,485
1,000,000		West Virginia Water Development Authority		5.000	11/01/23	1,128
		TOTAL MUNICIPAL BONDS				670,298

U.S. TREASURY SECURITIES - 2.6%
6,000,000		United States Treasury Bond		3.125	02/15/43	6,131
1,000,000		United States Treasury Bond		3.375	05/15/44	1,067
66,090,000		United States Treasury Bond		2.875	11/15/46	64,376
88,925,000		United States Treasury Bond		3.000	05/15/47	88,700
16,440,000		United States Treasury Bond		3.125	05/15/48	16,781
5,000,000		United States Treasury Bond		3.000	08/15/48	4,985
2,750,000		United States Treasury Note		1.250	04/30/19	2,739
5,750,000		United States Treasury Note		1.625	03/15/20	5,686
1,000,000		United States Treasury Note		2.875	10/31/20	1,006
13,285,000		United States Treasury Note		1.375	05/31/21	12,941
3,060,000		United States Treasury Note		2.625	12/15/21	3,073
4,150,000		United States Treasury Note		2.000	07/31/22	4,082
4,500,000		United States Treasury Note		1.750	09/30/22	4,381
12,234,500		United States Treasury Note		1.625	11/15/22	11,844
42,880,000		United States Treasury Note		2.875	09/30/23	43,575
11,700,000		United States Treasury Note		2.875	10/31/23	11,894
5,000,000		United States Treasury Note		2.875	11/30/23	5,087
1,525,000		United States Treasury Note		2.250	10/31/24	1,500
21,350,000		United States Treasury Note		2.125	11/30/24	20,841
5,560,000		United States Treasury Note		2.750	06/30/25	5,618
8,290,000		United States Treasury Note		3.000	10/31/25	8,508
5,000,000		United States Treasury Note		2.875	11/30/25	5,092
5,350,000		United States Treasury Note		3.125	11/15/28	5,553
		TOTAL U.S. TREASURY SECURITIES				335,460

		TOTAL GOVERNMENT BONDS				2,895,970
		(Cost $2,903,462)

STRUCTURED ASSETS - 4.5%

ASSET BACKED - 1.8%
1,500,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.650%	3.156	02/28/41	1,461
		Series - 2006 A (Class M3)
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$100,000	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.670%	3.176%	04/25/36	$99
		Series - 2006 SD1 (Class M1)
4,000,000	g	Capital Automotive REIT		3.660	10/15/44	3,987
		Series - 2014 1A (Class A)
3,933,333	g	Capital Automotive REIT		3.870	04/15/47	3,933
		Series - 2017 1A (Class A1)
694,974	i	C-BASS Trust	LIBOR 1 M + 0.080%	2.586	07/25/36	681
		Series - 2006 CB6 (Class A1)
4,001,302	i	Chase Funding Loan Acquisition Trust	LIBOR 1 M + 0.855%	3.361	06/25/34	3,882
		Series - 2004 OPT1 (Class M1)
2,970,000	g	DB Master Finance LLC		3.629	11/20/47	2,870
		Series - 2017 1A (Class A2I)
877,500	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	886
		Series - 2015 1A (Class A2II)
11,948,750	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	11,642
		Series - 2017 1A (Class A2II)
1,592,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	1,571
		Series - 2018 1A (Class A2I)
8,175,747	†,g	HERO Funding Trust		3.840	09/21/40	8,297
		Series - 2015 1A (Class A)
2,029,687	†,g	HERO Funding Trust		3.990	09/21/40	2,060
		Series - 2014 2A (Class A)
3,961,349	g	HERO Funding Trust		3.750	09/20/41	4,011
		Series - 2016 2A (Class A)
3,786,289	g	HERO Funding Trust		4.050	09/20/41	3,929
		Series - 2016 1A (Class A)
1,466,769	g	HERO Funding Trust		3.080	09/20/42	1,435
		Series - 2016 3A (Class A1)
9,383,401	g	HERO Funding Trust		3.710	09/20/47	9,463
		Series - 2017 1A (Class A1)
9,879,913	g	HERO Funding Trust		3.190	09/20/48	9,778
		Series - 2017 3A (Class A1)
2,351,591	g	HERO Funding Trust		3.280	09/20/48	2,353
		Series - 2017 2A (Class A1)
10,855,367	g	HERO Funding Trust		4.670	09/20/48	11,300
		Series - 2018 1A (Class A2)
760,329	†,g	HERO Residual Funding		4.500	09/21/42	757
		Series - 2016 1R (Class A1)
2,800,000	g	Houston Galleria Mall Trust		3.087	03/05/37	2,713
		Series - 2015 HGLR (Class A1A2)
1,157,131	i	Morgan Stanley ABS Capital I, Inc Trust	LIBOR 1 M + 1.050%	3.266	12/27/33	1,151
		Series - 2004 NC1 (Class M1)
7,393,007	g	Mosaic Solar Loans LLC		3.820	06/22/43	7,438
		Series - 2017 2A (Class A)
2,675,793	g	MVW Owner Trust		2.420	12/20/34	2,622
		Series - 2017 1A (Class A)
6,457,823	g,i	Navient Student Loan Trust	LIBOR 1 M + 0.250%	2.756	06/27/67	6,445
		Series - 2018 4A (Class A1)
5,138,629	g	Renew		3.670	09/20/52	5,170
		Series - 2017 1A (Class A)
11,771,383	g	Renew		3.950	09/20/53	11,964
		Series - 2018 1 (Class A)
289,825		Santander Drive Auto Receivables Trust		2.740	12/15/21	289
		Series - 2015 5 (Class C)
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$417,100	g	Sierra Timeshare Receivables Funding LLC		2.580%	09/20/32	$413
		Series - 2015 3A (Class A)
295,118	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	294
		Series - 2015 3A (Class B)
4,905,488	g	SolarCity LMC		4.590	04/20/44	4,968
		Series - 2014 1 (Class A)
24,387,159	g	SolarCity LMC		4.020	07/20/44	24,253
		Series - 2014 2 (Class A)
4,798,915	g	SolarCity LMC		4.800	09/20/48	4,895
		Series - 2016 A (Class A)
2,370,955	g	SpringCastle America Funding LLC		3.050	04/25/29	2,348
		Series - 2016 AA (Class A)
2,636,157	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	3.849	04/25/35	2,560
		Series - 2005 7XS (Class 2A1A)
3,000,000	g	Sunrun Athena Issuer LLC		5.310	04/30/49	3,003
		Series - 2018 1 (Class A)
11,759,269	g	TES LLC		4.330	10/20/47	11,846
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC		7.740	10/20/47	2,566
		Series - 2017 1A (Class B)
9,766,445	g	TES LLC		4.120	02/20/48	9,497
		Series - 2017 2A (Class A)
10,146,138	g	Tesla Auto Lease Trust		2.320	12/20/19	10,118
		Series - 2018 A (Class A)
4,760,000	g	Tesla Auto Lease Trust		3.710	08/20/21	4,771
		Series - 2018 B (Class A)
5,826,120		Toyota Auto Receivables Owner Trust		1.300	04/15/20	5,795
		Series - 2016 B (Class A3)
8,940,605		Toyota Auto Receivables Owner Trust		1.740	09/15/20	8,928
		Series - 2015 B (Class A4)
14,978,802	g	Vivint Colar Financing V LLC		4.730	04/30/48	15,371
		Series - 2018 1A (Class A)
264,647	g	Wachovia Amortization Controlled Heloc NIM		5.683	08/12/47	262
		Series - 2006 N1 (Class N1)
82,556	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	2.866	05/25/35	83
		Series - 2005 SD1 (Class A)
2,970,000	g	Wendys Funding LLC		3.573	03/15/48	2,846
		Series - 2018 1A (Class A2I)
		TOTAL ASSET BACKED				237,004

OTHER MORTGAGE BACKED - 2.7%
2,015,000	g,i	20 TSQ GroundCo LLC		3.100	05/15/35	1,969
		Series - 2018 20TS (Class B)
672,726	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	654
		Series - 2015 6 (Class A9)
2,000,000	†,g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	749
		Series - 2007 5 (Class B)
4,864,685	g,i	Bancorp Commercial Mortgage Trust	LIBOR 1 M + 0.900%	3.355	09/15/35	4,856
		Series - 2018 CRE4 (Class A)
12,500,000	g	BBCMS Trust		3.593	09/15/32	12,621
		Series - 2015 MSQ (Class A)
6,000,000	g	BBCMS Trust		3.894	09/15/32	6,026
		Series - 2015 MSQ (Class B)
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$5,440,000	g,i	BBCMS Trust		4.267%	08/05/38	$4,766
		Series - 2018 CHRS (Class E)
4,000,000	g	BWAY Mortgage Trust		2.917	01/10/35	3,877
		Series - 2015 1740 (Class A)
2,000,000	i	CD Commercial Mortgage Trust		3.879	11/10/49	1,960
		Series - 2016 CD2 (Class B)
5,000,000	g,i	Cityline Commercial Mortgage Trust		2.778	11/10/31	4,898
		Series - 2016 CLNE (Class A)
2,750,000	g,i	COMM Mortgage Trust		3.413	10/10/29	2,691
		Series - 2017 PANW (Class B)
7,500,000	g,i	COMM Mortgage Trust		3.538	10/10/29	7,390
		Series - 2017 PANW (Class C)
8,811,000	g	COMM Mortgage Trust		3.544	03/10/31	9,028
		Series - 2013 WWP (Class C)
925,000	g,i	COMM Mortgage Trust		4.793	08/10/46	961
		Series - 2013 CR10 (Class B)
3,000,000	i	COMM Mortgage Trust		4.252	05/10/48	2,765
		Series - 2015 CR23 (Class D)
2,500,000	i	COMM Mortgage Trust		3.463	08/10/48	2,120
		Series - 2015 CR24 (Class D)
3,390,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	5.106	05/25/24	3,551
		Series - 2014 C02 (Class 1M2)
2,996,149	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	5.506	07/25/24	3,150
		Series - 2014 C03 (Class 1M2)
5,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	6.756	01/25/29	5,536
		Series - 2016 C04 (Class 1M2)
2,250,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	6.956	01/25/29	2,455
		Series - 2016 C05 (Class 2M2)
1,910,068	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.456	10/25/29	1,912
		Series - 2017 C03 (Class 1M1)
693,232	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.356	11/25/29	693
		Series - 2017 C04 (Class 2M1)
1,783,914	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	3.106	07/25/30	1,778
		Series - 2018 C01 (Class 1M1)
6,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	3.965	08/25/30	5,838
		Series - 2018 C02 (Class 2M2)
2,533,561	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	3.186	10/25/30	2,527
		Series - 2018 C03 (Class 1M1)
288,748	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	3.256	12/25/30	289
		Series - 2018 C04 (Class 2M1)
4,831,438	i	Connecticut Avenue Securities	LIBOR 1 M + 0.720%	3.226	01/25/31	4,820
		Series - 2018 C05 (Class 1M1)
982,665	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	3.256	04/25/31	981
		Series - 2018 R07 (Class 1M1)
2,000,000	g	Credit Suisse Mortgage Capital Certificates		5.626	05/15/23	2,035
		Series - 2006 OMA (Class D)
8,750,000	g,i	CSAIL Commercial Mortgage Trust		3.677	06/15/37	8,702
		Series - 2017 C8 (Class 85BB)
6,650,000	g,i	CSAIL Commercial Mortgage Trust		3.677	06/15/37	6,652
		Series - 2017 C8 (Class 85BA)
5,000,000	g,i	CSMC Trust		3.728	11/10/32	5,009
		Series - 2017 CALI (Class B)
4,065,316	g,i	CSMC Trust		3.500	02/25/48	3,923
		Series - 2018 J1 (Class A11)
1,715,000	g,i	DBUBS Mortgage Trust		5.698	11/10/46	1,790
		Series - 2011 LC1A (Class C)
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$18,500,000	i	Federal National Mortgage Association (FNMA)		2.785%	02/25/27	$17,859
		Series - 2017 M2 (Class A2)
3,500,000	i	Federal National Mortgage Association (FNMA)		3.325	06/25/28	3,481
		Series - 2018 M8 (Class A2)
6,926,995	g,i	Flagstar Mortgage Trust		4.000	05/25/48	6,934
		Series - 2018 3INV (Class A3)
1,454,170	g,i	Flagstar Mortgage Trust		4.000	09/25/48	1,438
		Series - 2018 5 (Class A11)
3,660,000	i	GMAC Commercial Mortgage Securities, Inc		4.984	12/10/41	3,654
		Series - 2004 C3 (Class C)
10,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	10,026
		Series - 2014 GRCE (Class A)
2,535,000	g,i	GS Mortgage Securities Corp II		5.181	12/10/43	2,609
		Series - 2010 C2 (Class B)
4,500,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.090%	3.545	10/15/31	4,497
		Series - 2018 HART (Class A)
1,488,890	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	3.090	08/19/45	1,475
		Series - 2005 11 (Class 2A1A)
6,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	5,690
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	4,730
		Series - 2016 10HY (Class B)
5,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	4,677
		Series - 2016 10HY (Class C)
344,676	i	Impac CMB Trust	LIBOR 1 M + 0.660%	3.166	03/25/35	335
		Series - 2004 11 (Class 2A1)
3,025,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.398	07/15/46	3,145
		Series - 2011 C4 (Class C)
9,665,426	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.666	06/25/37	9,440
		Series - 2007 CH5 (Class A1)
1,696,066	g,i	JP Morgan Mortgage Trust		3.303	12/25/44	1,691
		Series - 2015 1 (Class B1)
599,004	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	582
		Series - 2015 3 (Class A19)
1,048,402	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	1,018
		Series - 2015 6 (Class A13)
1,227,771	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	1,192
		Series - 2016 1 (Class A13)
178,094	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	176
		Series - 2017 1 (Class A3)
1,384,652	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	1,349
		Series - 2017 2 (Class A13)
2,235,727	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	2,208
		Series - 2017 3 (Class 1A5)
477,171	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	471
		Series - 2018 5 (Class A5)
3,345,029	g,i	JP Morgan Mortgage Trust		3.000	12/25/48	3,252
		Series - 2017 6 (Class A6)
2,101,623	g,i	JP Morgan Mortgage Trust		3.500	12/25/48	2,075
		Series - 2018 6 (Class 1A3)
1,604,719	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	1,589
		Series - 2018 8 (Class A13)
2,629,297	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	2,618
		Series - 2018 9 (Class A13)
17,725	i	LB-UBS Commercial Mortgage Trust		6.114	07/15/40	18
		Series - 2007 C6 (Class AM)
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$4,000,000	g,i	MAD Mortgage Trust		3.366%	08/15/34	$3,939
		Series - 2017 330M (Class B)
1,242,866	i	ML-CFC Commercial Mortgage Trust		5.526	03/12/51	1,246
		Series - 2007 6 (Class AM)
21,000,000	g	Morgan Stanley Capital I Trust		3.350	07/13/29	21,054
		Series - 2014 CPT (Class A)
27,459	i	Morgan Stanley Capital I Trust		5.389	11/12/41	27
		Series - 2006 HQ10 (Class AJ)
114,886	i	Morgan Stanley Capital I Trust		6.255	10/15/42	115
		Series - 2006 IQ11 (Class AJ)
1,903,019	i	Morgan Stanley Capital I Trust		6.153	12/12/49	1,440
		Series - 2007 IQ16 (Class AJFX)
5,000,000	g,i	MSDB Trust		3.316	07/11/39	4,869
		Series - 2017 712F (Class A)
15,780,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 0.784%	3.239	07/15/33	15,649
		Series - 2018 850T (Class A)
17,385,000	g	OBP Depositor LLC Trust		4.646	07/15/45	17,677
		Series - 2010 OBP (Class A)
1,088,000	g,i	Sequoia Mortgage Trust		3.500	06/25/46	1,060
		Series - 2016 1 (Class A19)
438,891	g,i	Sequoia Mortgage Trust		3.500	11/25/46	433
		Series - 2016 3 (Class A10)
4,162,013	g,i	Sequoia Mortgage Trust		3.000	08/25/47	4,063
		Series - 2017 5 (Class A5)
2,574,753	g,i	Sequoia Mortgage Trust		3.500	05/25/48	2,554
		Series - 2018 5 (Class A4)
1,742,738	g,i	Sequoia Mortgage Trust		4.000	06/25/48	1,746
		Series - 2018 CH2 (Class A21)
2,229,720	g,i	Sequoia Mortgage Trust		4.000	07/25/48	2,242
		Series - 2018 6 (Class A4)
534,904	g,i	Shellpoint Co-Originator Trust		3.500	11/25/46	527
		Series - 2016 1 (Class 1A10)
750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	6.306	03/25/25	790
		Series - 2015 HQ1 (Class M3)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.350%	3.856	03/25/29	1,759
		Series - 2016 HQA3 (Class M2)
230,573	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.706	07/25/29	232
		Series - 2017 DNA1 (Class M1)
4,868,662	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.706	10/25/29	4,895
		Series - 2017 DNA2 (Class M1)
2,084,831	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	3.256	03/25/30	2,078
		Series - 2017 DNA3 (Class M1)
8,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.800%	4.306	07/25/30	7,683
		Series - 2018 DNA1 (Class M2)
1,740,382	g,i	Structured Agency Credit Risk Debt Note (STACR)		3.819	05/25/48	1,733
		Series - 2018 SPI2 (Class M1)
1,627,144	g,i	Structured Agency Credit Risk Debt Note (STACR)		4.167	08/25/48	1,631
		Series - 2018 SPI3 (Class M1)
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$2,500,000	i	UBS Commercial Mortgage Trust		5.273%	12/15/51	$2,523
		Series - 2018 C14 (Class C)
5,000,000	g,i	VMC Finance LLC	LIBOR 1 M + 0.920%	3.390	10/15/35	4,988
		Series - 2018 FL2 (Class A)
763,129	i	Wachovia Bank Commercial Mortgage Trust		6.141	05/15/46	768
		Series - 2007 C34 (Class AJ)
1,650,000	i	Wachovia Bank Commercial Mortgage Trust		6.216	05/15/46	1,663
		Series - 2007 C34 (Class C)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.216	05/15/46	3,021
		Series - 2007 C34 (Class B)
869,481	i	Wachovia Bank Commercial Mortgage Trust		5.861	06/15/49	877
		Series - 2007 C32 (Class AJ)
		TOTAL OTHER MORTGAGE BACKED				340,483

		TOTAL STRUCTURED ASSETS				577,487
		(Cost $582,827)

		TOTAL BONDS				5,339,457
		(Cost $5,404,419)

SHARES		COMPANY
COMMON STOCKS - 56.9%

AUTOMOBILES & COMPONENTS - 1.0%
44,701	*	American Axle & Manufacturing Holdings, Inc	496
562	e	Autoliv, Inc	40
133,292		Bayerische Motoren Werke AG.	10,811
3,491		BorgWarner, Inc	121
270,800		Bridgestone Corp	10,390
77,183		Delphi Automotive plc	4,752
220,582		Denso Corp	9,765
97,691		Harley-Davidson, Inc	3,333
508,180		Honda Motor Co Ltd	13,388
163,362		Magna International, Inc	7,415
56,903		Michelin (C.G.D.E.) (Class B)	5,601
7,033	*	Modine Manufacturing Co	76
13,300		NGK Spark Plug Co Ltd	263
369,550		Peugeot S.A.	7,882
100,987		Renault S.A.	6,291
17,100		Stanley Electric Co Ltd	478
137,000		Sumitomo Rubber Industries, Inc	1,613
61,515	*	Tesla, Inc	20,472
60,000		Toyoda Gosei Co Ltd	1,181
386,800		Toyota Motor Corp	22,391
40,640		Valeo S.A.	1,185
334	*	Visteon Corp	20
		TOTAL AUTOMOBILES & COMPONENTS	127,964

BANKS - 4.0%
20,740		Ameris Bancorp	657
24,817		Associated Banc-Corp	491
844,310		Australia & New Zealand Banking Group Ltd	14,589
5,496,711		Banca Intesa S.p.A.	12,239
391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
2,060		Bancfirst Corp	$103
2,299,292		Banco Bilbao Vizcaya Argentaria S.A.	12,213
817,660		Bank Hapoalim Ltd	5,171
841,607		Bank Leumi Le-Israel	5,088
2,868,991		Bank of America Corp	70,692
1,030		Bank of Hawaii Corp	69
190,229		Bank of Montreal	12,428
317,885	e	Bank of Nova Scotia	15,845
3,264		Bank OZK	75
3,730		BankUnited	112
2,405		Banner Corp	129
537,161		BB&T Corp	23,270
356		Bendigo Bank Ltd	3
2,376,000		BOC Hong Kong Holdings Ltd	8,819
900		BOK Financial Corp	66
6,533		Brookline Bancorp, Inc	90
8,589		Bryn Mawr Bank Corp	295
1,795,908		CaixaBank S.A.	6,504
19,106		Camden National Corp	687
87,694	e	Canadian Imperial Bank of Commerce	6,531
643,938		Citizens Financial Group, Inc	19,144
2,120		Columbia Banking System, Inc	77
183,560		Comerica, Inc	12,609
22,410	e	Commerce Bancshares, Inc	1,263
410,761	*	Commerzbank AG.	2,728
427,459		Commonwealth Bank of Australia	21,804
889		Community Trust Bancorp, Inc	35
9,015		Cullen/Frost Bankers, Inc	793
35,598	*	Customers Bancorp, Inc	648
691,393		DBS Group Holdings Ltd	12,023
11,562		Federal Agricultural Mortgage Corp (Class C)	699
271,685		Fifth Third Bancorp	6,393
21,395		First Commonwealth Financial Corp	258
6,726		First Financial Bancorp	160
14,113	e	First Financial Bankshares, Inc	814
1,399		First Financial Corp	56
290		First Interstate Bancsystem, Inc	11
3,952		First Merchants Corp	135
35,610		First Republic Bank	3,095
2,590		Glacier Bancorp, Inc	103
5,441		Hancock Holding Co	189
414,500		Hang Seng Bank Ltd	9,285
16,503		Heartland Financial USA, Inc	725
9,347		Heritage Financial Corp	278
24,702	*	HomeStreet, Inc	524
21,937		HomeTrust Bancshares, Inc	574
4,198		Huntington Bancshares, Inc	50
6,451		Independent Bank Corp (MA)	454
1,029,939		ING Groep NV	11,079
1,147		International Bancshares Corp	39
125,286		KBC Groep NV	8,061
1,057,747		Keycorp	15,634
2,791		Live Oak Bancshares, Inc	41
140,146		M&T Bank Corp	20,059
1,800		MB Financial, Inc	71
392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
11,289	*	MGIC Investment Corp	$118
212,400		Mitsui Trust Holdings, Inc	7,735
54,790		Mizrahi Tefahot Bank Ltd	925
825,235		National Australia Bank Ltd	14,004
6,694		National Bank Holdings Corp	207
7,259	e	National Bank of Canada	298
3,324		NBT Bancorp, Inc	115
16,810	*	NMI Holdings, Inc	300
54,855		Northfield Bancorp, Inc	743
1,532		OceanFirst Financial Corp	34
65,374		OFG Bancorp	1,076
9,051		Old National Bancorp	139
15,649		Opus Bank	307
14,998		People’s United Financial, Inc	216
22,319		Pinnacle Financial Partners, Inc	1,029
294,577		PNC Financial Services Group, Inc	34,439
820		Prosperity Bancshares, Inc	51
988,195		Regions Financial Corp	13,222
993,900		Resona Holdings, Inc	4,767
590,050		Skandinaviska Enskilda Banken AB (Class A)	5,736
1,408,068		Standard Chartered plc	10,943
7,921		State Bank & Trust Co	171
8,646		Stock Yards Bancorp, Inc	284
370,800		Sumitomo Mitsui Financial Group, Inc	12,223
27,573	*	SVB Financial Group	5,237
846,748		Svenska Handelsbanken AB	9,421
314,178		Swedbank AB (A Shares)	7,022
800	*	Texas Capital Bancshares, Inc	41
6,965		TFS Financial Corp	112
50,351	*	The Bancorp, Inc	401
426,165		Toronto-Dominion Bank	21,183
2,462		Trico Bancshares	83
17,930	*	Tristate Capital Holdings, Inc	349
1,700		Trustmark Corp	48
5,827		Umpqua Holdings Corp	93
10,176		Union Bankshares Corp	287
5,260		Univest Corp of Pennsylvania	113
14,406		Webster Financial Corp	710
3,410		WesBanco, Inc	125
3,019	e	Westamerica Bancorporation	168
44,194	*	Western Alliance Bancorp	1,745
928,581		Westpac Banking Corp	16,408
1,110		Wintrust Financial Corp	74
1,706		WSFS Financial Corp	65
39,949		Zions Bancorporation	1,628
		TOTAL BANKS	520,472

CAPITAL GOODS - 3.9%
249,070		3M Co	47,458
623,418		ABB Ltd	11,905
881		Acuity Brands, Inc	101
7,218		Air Lease Corp	218
429		Allegion plc	34
14,787		Argan, Inc	560
456		Armstrong World Industries, Inc	27

393

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
167,764		Assa Abloy AB	$3,004
387,643		Atlas Copco AB (A Shares)	9,248
363,924		Atlas Copco AB (B Shares)	7,974
46,549	*	Axon Enterprise, Inc	2,036
68,269		Barnes Group, Inc	3,661
2,120	*	Beacon Roofing Supply, Inc	67
54,799		Brenntag AG.	2,392
13,142		Briggs & Stratton Corp	172
73,289	*	Builders FirstSource, Inc	800
6,729		CAE, Inc	124
574		Carlisle Cos, Inc	58
276,442		Caterpillar, Inc	35,127
10,312	*	Chart Industries, Inc	671
864,813		CNH Industrial NV	7,814
56,528		Cummins, Inc	7,554
5,900		Daifuku Co Ltd	267
89,000		Daikin Industries Ltd	9,457
96,314		DCC plc	7,347
155,432		Deere & Co	23,186
888		Donaldson Co, Inc	38
226,502		Eaton Corp	15,552
14,474		Eiffage S.A.	1,210
4,718		EMCOR Group, Inc	282
78,795	*	Esterline Technologies Corp	9,570
112,562		Fastenal Co	5,886
144,136		Ferguson plc	9,210
978		Flowserve Corp	37
68,049		Fortive Corp	4,604
856		Fortune Brands Home & Security, Inc	32
3,384		Graco, Inc	142
27,977		Hexcel Corp	1,604
115,000		Hino Motors Ltd	1,083
97,900		Hitachi Construction Machinery Co Ltd	2,291
18,668		Hochtief AG.	2,521
288		Hubbell, Inc	29
386		IDEX Corp	49
246,905		Illinois Tool Works, Inc	31,280
95,963		Ingersoll-Rand plc	8,755
365,995		Johnson Controls International plc	10,852
303,500		Kajima Corp	4,077
55,200		Kawasaki Heavy Industries Ltd	1,178
1,335,270		Keppel Corp Ltd	5,797
196,578	*,e	KEYW Holding Corp, The	1,315
404,500		Komatsu Ltd	8,693
579,800		Kubota Corp	8,241
59,117		L3 Technologies, Inc	10,266
14,151		Legrand S.A.	800
364		Lennox International, Inc	80
266,596		Masco Corp	7,795
752,560		Meggitt plc	4,521
9,611	*	Mercury Systems, Inc	454
9,220		Metso Oyj	242
460,000		Mitsubishi Corp	12,612
663,000		Mitsui & Co Ltd	10,186
10,359		MTU Aero Engines Holding AG.	1,881
8,124	*	MYR Group, Inc	229
394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
83,000		NGK Insulators Ltd	$1,125
333,800		Obayashi Corp	3,023
358		Oshkosh Truck Corp	22
68,619		Osram Licht AG.	2,986
386		Owens Corning, Inc	17
104,034		PACCAR, Inc	5,944
58,416		Parker-Hannifin Corp	8,712
184,808	*,e	Plug Power, Inc	229
89,372	*	Quanta Services, Inc	2,690
247,163		Rexel S.A.	2,633
50,348		Rockwell Automation, Inc	7,576
48,971		Roper Industries, Inc	13,052
8,372		Rush Enterprises, Inc (Class A)	289
171,627		Schneider Electric S.A.	11,642
28,778	*	Sensata Technologies Holding plc	1,290
386,200		Shimizu Corp	3,142
182,223		Siemens AG.	20,336
7,999		Snap-On, Inc	1,162
64,773		Spirit Aerosystems Holdings, Inc (Class A)	4,669
10,084		Stanley Works	1,207
70,413	*	Teledyne Technologies, Inc	14,580
8,500		THK Co Ltd	159
22,276	*	Titan Machinery, Inc	293
54,800		Toto Ltd	1,896
29,026	*	United Rentals, Inc	2,976
10,935	*	Veritiv Corp	273
11,896		Vestas Wind Systems AS	900
540,184		Volvo AB (B Shares)	7,073
16,868		W.W. Grainger, Inc	4,763
5,431		Wabash National Corp	71
137	*	WABCO Holdings, Inc	15
366,312		Wartsila Oyj (B Shares)	5,847
3,753	*	Welbilt, Inc	42
185,548	*	Wesco Aircraft Holdings, Inc	1,466
698	*	WESCO International, Inc	33
19,775		Woodward Governor Co	1,469
12,800		WSP Global, Inc	550
46,643		Xylem, Inc	3,112
		TOTAL CAPITAL GOODS	501,920

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
2,604		ABM Industries, Inc	84
36,304		ACCO Brands Corp	246
25,543		Adecco S.A.	1,201
248,743		Brambles Ltd	1,780
11,578	*	Cimpress NV	1,197
354,865	*	Copart, Inc	16,955
28,504		Exponent, Inc	1,445
12,422		Heidrick & Struggles International, Inc	387
11,793		ICF International, Inc	764
353,344	*	IHS Markit Ltd	16,950
24,668		Insperity, Inc	2,303
134,662		Intertek Group plc	8,242
1,600		KAR Auction Services, Inc	76
16,221		Kelly Services, Inc (Class A)	332
7,947		Kforce, Inc	246
395

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
15,748		Manpower, Inc	$1,020
23,089	*	Mistras Group, Inc	332
2,100		Mobile Mini, Inc	67
29,024		Navigant Consulting, Inc	698
1,000	*	On Assignment, Inc	54
10,610		Pitney Bowes, Inc	63
241,000		Recruit Holdings Co Ltd	5,822
3,689		RELX plc	76
650,924		RELX plc (London)	13,422
21,731		Resources Connection, Inc	309
93,721		Robert Half International, Inc	5,361
1,100		Secom Co Ltd	91
3,476		SGS S.A.	7,825
1,544	*	SP Plus Corp	46
66,652	*,e	Team, Inc	976
9,438		Tetra Tech, Inc	489
166,614		TransUnion	9,464
14,915		Viad Corp	747
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	99,070

CONSUMER DURABLES & APPAREL - 1.1%
48,541		Adidas-Salomon AG.	10,145
497,409		Barratt Developments plc	2,934
30,182		Berkeley Group Holdings plc	1,339
232,096		Burberry Group plc	5,097
46,626		Callaway Golf Co	713
224		Carter’s, Inc	18
20,968	*	Century Communities, Inc	362
65,494		Essilor International S.A.	8,302
92,506	*	Fossil Group, Inc	1,455
709		Garmin Ltd	45
24,584		Hanesbrands, Inc	308
804		Hasbro, Inc	65
15,890	*	iRobot Corp	1,331
32,156		Lennar Corp (Class A)	1,259
4,521	*,e	LGI Homes, Inc	204
14,087	*	Lululemon Athletica, Inc	1,713
67,670		Luxottica Group S.p.A.	4,007
120,304	*,e	Mattel, Inc	1,202
34,564	*	Meritage Homes Corp	1,269
666	*	Michael Kors Holdings Ltd	25
24,650	*	Mohawk Industries, Inc	2,883
8,565		Movado Group, Inc	271
229,875		Newell Rubbermaid, Inc	4,273
601,225		Nike, Inc (Class B)	44,575
10	*	NVR, Inc	24
963,700		Panasonic Corp	8,657
14,720		Pandora AS	601
646		PVH Corp	60
1,940		SEB S.A.	251
34,300		Sekisui Chemical Co Ltd	510
373,500		Sekisui House Ltd	5,485
206,400	e	Sharp Corp	2,066
323,000		Sony Corp	15,572
750		Tapestry, Inc	25
762,926		Taylor Wimpey plc	1,327
396

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
762,500		Techtronic Industries Co	$4,046
279		Tupperware Corp	9
84,700	*	Under Armour, Inc	1,370
134,281	*,e	Under Armour, Inc (Class A)	2,373
18,549	*	Unifi, Inc	424
99,576		VF Corp	7,104
10,849		Whirlpool Corp	1,159
		TOTAL CONSUMER DURABLES & APPAREL	144,858

CONSUMER SERVICES - 1.4%
138,079		Accor S.A.	5,872
15,319	*	American Public Education, Inc	436
71,614		ARAMARK Holdings Corp	2,075
5,746	*	Bright Horizons Family Solutions	640
19,899		Carriage Services, Inc	308
6,573	*	Chipotle Mexican Grill, Inc (Class A)	2,838
31,329		Choice Hotels International, Inc	2,243
595,015		Compass Group plc	12,522
53,679		Darden Restaurants, Inc	5,360
676		Dunkin Brands Group, Inc	43
3,355	*	El Pollo Loco Holdings, Inc	51
30,658	*	frontdoor, Inc	816
1,543		H&R Block, Inc	39
183,239		Hilton Worldwide Holdings, Inc	13,157
26,982	*	Houghton Mifflin Harcourt Co	239
154,524		InterContinental Hotels Group plc	8,359
252,584		Marriott International, Inc (Class A)	27,420
698,155	g	Merlin Entertainments plc	2,828
87,086	*	Norwegian Cruise Line Holdings Ltd	3,692
96,600		Oriental Land Co Ltd	9,715
98,533		Royal Caribbean Cruises Ltd	9,636
55,231		Service Corp International	2,224
53,952	*	ServiceMaster Global Holdings, Inc	1,982
1,234,000		Shangri-La Asia Ltd	1,822
635		Six Flags Entertainment Corp	35
662,396		Starbucks Corp	42,658
428,287		TUI AG. (DI)	6,156
15,174		Vail Resorts, Inc	3,199
3,787		Wendy’s	59
130,649		Whitbread plc	7,629
		TOTAL CONSUMER SERVICES	174,053

DIVERSIFIED FINANCIALS - 3.3%
786,512		3i Group plc	7,761
96,000		AEON Financial Service Co Ltd	1,703
78,780		Ally Financial, Inc	1,785
388,609		American Express Co	37,042
34,715		Ameriprise Financial, Inc	3,623
1,444,992		AMP Ltd	2,494
565,260		Bank of New York Mellon Corp	26,607
76,960		BlackRock, Inc	30,231
301,461		Capital One Financial Corp	22,787
655,442		Charles Schwab Corp	27,221
6,710		Chimera Investment Corp	120
203,549		CME Group, Inc	38,292
73,651		Deutsche Boerse AG.	8,805
397

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
289,064		Discover Financial Services	$17,049
3,050		Dynex Capital, Inc	17
17,965		E*TRADE Financial Corp	788
15,538		Factset Research Systems, Inc	3,110
53,294		Franklin Resources, Inc	1,581
19,750	*	Green Dot Corp	1,571
398,375		Hong Kong Exchanges and Clearing Ltd	11,516
194,743		Invesco Ltd	3,260
645,222		Investec plc	3,627
12,770		Investment Technology Group, Inc	386
138,061		Investor AB (B Shares)	5,867
47,941		Legg Mason, Inc	1,223
179,960		London Stock Exchange Group plc	9,336
655		LPL Financial Holdings, Inc	40
127,644		Macquarie Group Ltd	9,777
390,100		Mitsubishi UFJ Lease & Finance Co Ltd	1,870
55,403		Moody’s Corp	7,759
747,129		Morgan Stanley	29,624
910		Morningstar, Inc	100
928,314		Natixis	4,378
12,048	*,m	NewStar Financial, Inc	3
181,295		Northern Trust Corp	15,155
104,012	*	On Deck Capital, Inc	614
1,841		Raymond James Financial, Inc	137
172,022		S&P Global, Inc	29,233
121,033		Schroders plc	3,769
2,272,147		Standard Life Aberdeen plc	7,440
203,876		State Street Corp	12,859
72,058		T Rowe Price Group, Inc	6,652
119,663		TD Ameritrade Holding Corp	5,859
1,104,203		UBS AG.	13,773
18,320		Voya Financial, Inc	735
25,534		Wendel	3,063
		TOTAL DIVERSIFIED FINANCIALS	420,642

ENERGY - 3.0%
32,498		Aker BP ASA	819
116,691	*	Antero Resources Corp	1,096
142,503		Apache Corp	3,741
15,185		Archrock, Inc	114
265,911		Baker Hughes a GE Co	5,717
57,206	*	California Resources Corp	975
3,504		Caltex Australia Ltd	63
870,815		Cenovus Energy, Inc (Toronto)	6,123
130,998	*	Cheniere Energy, Inc	7,754
26,240		Cimarex Energy Co	1,618
629,558		ConocoPhillips	39,253
36,588	*,e	Covia Holdings Corp	125
36,631		Delek US Holdings, Inc	1,191
113,641	*	Denbury Resources, Inc	194
233,611		Devon Energy Corp	5,266
16,418	e	Enagas	444
506,444		Enbridge, Inc (Toronto)	15,733
501,676		EnCana Corp	2,896
88,578		EQT Corp	1,673
33,952	*	Exterran Corp	601
398

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
78,969	*	Forum Energy Technologies, Inc	$326
382,818		Galp Energia SGPS S.A.	6,028
47,174		Green Plains Renewable Energy, Inc	618
97,403	*	Helix Energy Solutions Group, Inc	527
121,244		Hess Corp	4,910
698,986		Inpex Holdings, Inc	6,194
298,672	e	John Wood Group plc	1,922
1,842,770		Kinder Morgan, Inc	28,342
57,666		Koninklijke Vopak NV	2,615
1,460	*	Laredo Petroleum Holdings, Inc	5
146,778		Lundin Petroleum AB	3,666
485,143		Marathon Oil Corp	6,957
28,451	*	Matrix Service Co	510
108,605	*	McDermott International, Inc	710
326,254		National Oilwell Varco, Inc	8,385
16,599	*	Natural Gas Services Group, Inc	273
96,415		Neste Oil Oyj	7,465
107,917	*	Newpark Resources, Inc	741
173,638		Noble Energy, Inc	3,257
503,520		Occidental Petroleum Corp	30,906
5,830	*	Oceaneering International, Inc	71
143,438		OMV AG.	6,264
248,674		Oneok, Inc	13,416
29,146		PBF Energy, Inc	952
4,435	*	PDC Energy, Inc	132
78,483		Pioneer Natural Resources Co	10,322
50,847	*	Renewable Energy Group, Inc	1,307
581,547		Repsol YPF S.A.	9,350
1,410	e	RPC, Inc	14
380,435		Santos Ltd	1,467
752,026		Schlumberger Ltd	27,133
171,800		Showa Shell Sekiyu KK	2,380
8,573		SM Energy Co	133
1,868,314		Snam Rete Gas S.p.A.	8,180
236,915	*	Southwestern Energy Co	808
486,432		Statoil ASA	10,318
481,170		Suncor Energy, Inc	13,439
143,731	*	Superior Energy Services	481
1,009		Targa Resources Investments, Inc	36
801		TechnipFMC plc (Euro OTC)	16
282,465		Tenaris S.A.	3,036
244,854	*	Tetra Technologies, Inc	411
517,858		Total S.A.	27,314
4,961	*	Unit Corp	71
23,728	e	US Silica Holdings Inc	242
332,521		Valero Energy Corp	24,929
69,306		Williams Cos, Inc	1,528
283,365	e	Woodside Petroleum Ltd	6,242
25,600		World Fuel Services Corp	548
1,470		WorleyParsons Ltd	12
		TOTAL ENERGY	380,305

FOOD & STAPLES RETAILING - 0.4%
123,100		Aeon Co Ltd	2,406
78,526		Alimentation Couche Tard, Inc	3,906
399

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
53,859		Casey’s General Stores, Inc	$6,901
46,095	e	Casino Guichard Perrachon S.A.	1,920
41,504	*	Chefs’ Warehouse Holdings, Inc	1,327
700	e	FamilyMart Co Ltd	88
63,518		George Weston Ltd	4,190
1,571,813		J Sainsbury plc	5,314
161,220		Loblaw Cos Ltd	7,217
147,990		Metro Wholesale & Food Specialist AG.	2,277
15,498		Pricesmart, Inc	916
101,919	*	Smart & Final Stores, Inc	483
48,144		Spartan Stores, Inc	827
198,234	*	Sprouts Farmers Market, Inc	4,660
81,296	*	United Natural Foods, Inc	861
392,264	*	US Foods Holding Corp	12,411
12,906		Weis Markets, Inc	617
459,754		WM Morrison Supermarkets plc	1,250
2,015		Woolworths Ltd	42
		TOTAL FOOD & STAPLES RETAILING	57,613

FOOD, BEVERAGE & TOBACCO - 2.4%
331,300		Ajinomoto Co, Inc	5,887
278,485		Associated British Foods plc	7,258
1,826		Barry Callebaut AG.	2,850
43,258		Bunge Ltd	2,312
110,151		Campbell Soup Co	3,634
272,091		Coca-Cola Amatil Ltd	1,569
1,300,747		Coca-Cola Co	61,590
179,092		Coca-Cola European Partners plc (Class A)	8,211
196,397		Coca-Cola HBC AG.	6,147
192,904		Danone	13,596
12,371	*	Freshpet, Inc	398
359,713		General Mills, Inc	14,007
2,360	*	Hain Celestial Group, Inc	37
116,392		Hormel Foods Corp	4,968
183,808		Kellogg Co	10,479
90,176		Kerry Group plc (Class A)	8,930
99,300		Kikkoman Corp	5,314
15,867		McCormick & Co, Inc	2,209
891,007		Mondelez International, Inc	35,667
590,550		Nestle S.A.	47,931
29,600		Nissin Food Products Co Ltd	1,855
302,914		Orkla ASA	2,372
511,551		PepsiCo, Inc	56,516
136,700		Suntory Beverage & Food Ltd	6,172
69,000		Yakult Honsha Co Ltd	4,830
		TOTAL FOOD, BEVERAGE & TOBACCO	314,739

HEALTH CARE EQUIPMENT & SERVICES - 2.9%
29,946	*	Abiomed, Inc	9,734
28,953	*	Acadia Healthcare Co, Inc	744
39,666	*	Accuray, Inc	135
11,700		Alfresa Holdings Corp	298
69,330	*	Align Technology, Inc	14,520
55,129	*	Allscripts Healthcare Solutions, Inc	531
31,910	*	Amedisys, Inc	3,737
40,869	*	AMN Healthcare Services, Inc	2,316
400

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
35,222	*	Angiodynamics, Inc	$709
49,395	*	athenahealth, Inc	6,517
32,319	*	AtriCure, Inc	989
164,724		Becton Dickinson & Co	37,116
73,393	*	Brookdale Senior Living, Inc	492
31,810	*	Capital Senior Living Corp	216
229,411		Cardinal Health, Inc	10,232
17,497	*	Cardiovascular Systems, Inc	498
161,618	*	Centene Corp	18,635
182,855	*	Cerner Corp	9,589
79,050	*	Cerus Corp	401
6,362		Cigna Corp	1,208
50,101		Coloplast AS	4,660
14,582		Computer Programs & Systems, Inc	366
1,330,712	g	ConvaTec Group plc	2,357
19,943		Cooper Cos, Inc	5,075
4,570	*	Corvel Corp	282
25,039	*	Cross Country Healthcare, Inc	184
278,060		CVS Health Corp	18,218
78,540		Dentsply Sirona, Inc	2,922
21,016	*,e	Diplomat Pharmacy, Inc	283
119,420	*	Edwards Lifesciences Corp	18,292
52,788	*	GenMark Diagnostics, Inc	257
10,182	*	Glaukos Corp	572
4,374	*	Haemonetics Corp	438
174,137		HCA Holdings, Inc	21,671
26,729	*	Henry Schein, Inc	2,099
10,561	*	HMS Holdings Corp	297
132,293	*	Hologic, Inc	5,437
104,222		Humana, Inc	29,858
59,553	*	IDEXX Laboratories, Inc	11,078
32,221	*	Integer Holding Corp	2,457
335,319		Koninklijke Philips Electronics NV	11,756
66,632	*	Laboratory Corp of America Holdings	8,420
19,312	*	LHC Group, Inc	1,813
9,373	*	LivaNova plc	857
7,710	*	Medidata Solutions, Inc	520
37,651	*	Merit Medical Systems, Inc	2,101
42,933	*	NextGen Healthcare, Inc	650
46,381	*	Omnicell, Inc	2,840
70,523	*	OraSure Technologies, Inc	824
1,240	*	Penumbra, Inc	152
2,830	*	Premier, Inc	106
15,337	*	Providence Service Corp	921
23,503		Quest Diagnostics, Inc	1,957
11,938	*	Quidel Corp	583
103,188		Ramsay Health Care Ltd	4,197
57,860		Resmed, Inc	6,589
252,994		Ryman Healthcare Ltd	1,826
8,303		Sartorius AG.	1,033
36,701	*	Select Medical Holdings Corp	563
19,078	*	Staar Surgical Co	609
41,823	*,e	Surgery Partners, Inc	409
63,500		Sysmex Corp	3,016
12,988	*	Tactile Systems Technology, Inc	592
54,510	*,e	Teladoc, Inc	2,702
401

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
19,606	*	Tivity Health, Inc	$486
18,482	*	Triple-S Management Corp (Class B)	321
287,788		UnitedHealth Group, Inc	71,694
10,051		US Physical Therapy, Inc	1,029
20,611	*	Varian Medical Systems, Inc	2,335
32,132	*	Vocera Communications, Inc	1,264
846		West Pharmaceutical Services, Inc	83
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	377,668

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
493		Clorox Co	76
399,696		Colgate-Palmolive Co	23,790
4,015		Energizer Holdings, Inc	181
139,998		Essity AB	3,441
89,385		Estee Lauder Cos (Class A)	11,629
83,735		Henkel KGaA	8,242
22,604		Henkel KGaA (Preference)	2,469
46,900		Kao Corp	3,471
75,803		Kimberly-Clark Corp	8,637
70,705		L’Oreal S.A.	16,179
768,452		Procter & Gamble Co	70,636
47,600		Shiseido Co Ltd	2,981
48,700		Uni-Charm Corp	1,575
376,499		Unilever NV	20,396
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	173,703

INSURANCE - 2.6%
1,073,234		Aegon NV	5,027
102,018		Allianz AG.	20,501
96,308		Allstate Corp	7,958
693,538		American International Group, Inc	27,332
3,753	*	Arch Capital Group Ltd	100
2,370		Arthur J. Gallagher & Co	175
24,234		Aspen Insurance Holdings Ltd	1,018
423,400		Assicurazioni Generali S.p.A.	7,077
1,938,012		Aviva plc	9,275
574,060		AXA S.A.	12,389
288,074		Chubb Ltd	37,213
162,931		CNP Assurances	3,458
1,270		First American Financial Corp	57
3,114,070		Legal & General Group plc	9,175
2,173		Lincoln National Corp	112
236,587		Loews Corp	10,769
365,116		Marsh & McLennan Cos, Inc	29,118
54,934		Muenchener Rueckver AG.	11,981
123,000		NKSJ Holdings, Inc	4,178
29,488		Principal Financial Group	1,303
481,344		Progressive Corp	29,039
352,663		Prudential Financial, Inc	28,760
778,093		Prudential plc	13,894
209,543		RSA Insurance Group plc	1,375
169,346		Sun Life Financial, Inc	5,618
110,861		Swiss Re Ltd	10,199
173,200		Tokio Marine Holdings, Inc	8,229
199,934		Travelers Cos, Inc	23,942
495		White Mountains Insurance Group Ltd	425
402

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
1,467		Willis Towers Watson plc	$223
46,595		Zurich Financial Services AG.	13,889
		TOTAL INSURANCE	333,809

MATERIALS - 2.7%
107,681		Agnico-Eagle Mines Ltd	4,346
124,417		Air Liquide	15,450
151,184		Air Products & Chemicals, Inc	24,197
22,448		Akzo Nobel NV	1,808
2,399,091		Alumina Ltd	3,886
1,306		Aptargroup, Inc	123
226,300		Asahi Kasei Corp	2,323
2,277	*	Axalta Coating Systems Ltd	53
129,640		Ball Corp	5,961
214,323		BASF SE	14,928
950		Bemis Co, Inc	44
531	*	Berry Plastics Group, Inc	25
515,949		BlueScope Steel Ltd	3,980
269,716		Boliden AB	5,844
17,502		Celanese Corp (Series A)	1,575
34,439	*	Century Aluminum Co	252
6,223		Christian Hansen Holding	552
14,714	*	Clearwater Paper Corp	359
86,865		Commercial Metals Co	1,392
306,291		CRH plc	8,113
65,860		Croda International plc	3,933
5,941		DSM NV	482
220,307		Ecolab, Inc	32,462
313		FMC Corp	23
1,154,377		Fortescue Metals Group Ltd	3,404
101,779		Franco-Nevada Corp	7,137
4,290		Givaudan S.A.	9,947
83,785		HeidelbergCement AG.	5,136
204,900		Hitachi Metals Ltd	2,131
28,589		Imerys S.A.	1,374
827		International Flavors & Fragrances, Inc	111
172,881		International Paper Co	6,977
131,475		Johnson Matthey plc	4,694
208,832		Linde plc	32,586
59,233		Louisiana-Pacific Corp	1,316
197		Martin Marietta Materials, Inc	34
3,682		Materion Corp	166
25,920		Minerals Technologies, Inc	1,331
486,000		Mitsubishi Chemical Holdings Corp	3,672
152,392		Mitsui Chemicals, Inc	3,440
77,471		Mondi plc	1,614
174,165		Mosaic Co	5,087
311,816		Newcrest Mining Ltd	4,792
202,242		Newmont Mining Corp	7,008
476,600		Nippon Steel Corp	8,188
28,700		Nitto Denko Corp	1,439
1,326,157		Norsk Hydro ASA	6,009
316,932		Nucor Corp	16,420
229,433	e	Nutrien Ltd (Toronto)	10,776
4,188		Reliance Steel & Aluminum Co	298
84,903		Royal Gold, Inc	7,272
403

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
10,424		Schnitzer Steel Industries, Inc (Class A)	$225
337		Scotts Miracle-Gro Co (Class A)	21
1,772		Sealed Air Corp	62
131,300		Shin-Etsu Chemical Co Ltd	10,088
5,600	e	Showa Denko KK	166
31,200		Sika AG.	3,963
1,033		Sonoco Products Co	55
153,789		Stora Enso Oyj (R Shares)	1,783
1,184,000		Sumitomo Chemical Co Ltd	5,734
229,200		Sumitomo Metal Mining Co Ltd	6,138
67,852	*	Summit Materials, Inc	841
396,581		Teck Cominco Ltd	8,538
9,000		Toray Industries, Inc	64
29,019		Trinseo S.A.	1,328
96,947		Umicore S.A.	3,869
166,329		UPM-Kymmene Oyj	4,210
19,003	*,e	US Concrete, Inc	670
110,931		Voestalpine AG.	3,308
39,240		Vulcan Materials Co	3,877
112,500		WestRock Co	4,248
		TOTAL MATERIALS	343,658

MEDIA & ENTERTAINMENT - 2.1%
49,500	*	Alphabet, Inc (Class A)	51,725
51,184	*	Alphabet, Inc (Class C)	53,007
1,669		Cable One, Inc	1,369
19,251		Cinemark Holdings, Inc	689
66,744		Clear Channel Outdoor Holdings, Inc (Class A)	346
700		CyberAgent, Inc	27
291,226	*,e	Discovery, Inc (Class A)	7,205
305,594	*	Discovery, Inc (Class C)	7,053
84,634		Entravision Communications Corp (Class A)	246
152,247	*	Gray Television, Inc	2,244
685,906		Informa plc	5,506
55,094		Interpublic Group of Cos, Inc	1,137
3,534,228		ITV plc	5,625
71,383	e	JC Decaux S.A.	2,005
15,074		John Wiley & Sons, Inc (Class A)	708
179,060	*	Liberty Broadband Corp (Class C)	12,898
4,448	*	Liberty Global plc	92
2,960	*	Liberty Global plc (Class A)	63
64,304	*	Live Nation, Inc	3,167
5,583	*	Loral Space & Communications, Inc	208
6,202		Marcus Corp	245
176,049	*	NetFlix, Inc	47,121
104,428		New York Times Co (Class A)	2,328
12,500		Nintendo Co Ltd	3,319
157,199		Omnicom Group, Inc	11,513
293,251	*	Pandora Media, Inc	2,372
373,284		Pearson plc	4,472
63,571		ProSiebenSat. Media AG.	1,131
7,561		Schibsted ASA (B Shares)	230
11,472		Scholastic Corp	462
52,959		Sinclair Broadcast Group, Inc (Class A)	1,395
2,837,450	e	Sirius XM Holdings, Inc	16,202
182	*	Take-Two Interactive Software, Inc	19
404

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
17,183		Tribune Co	$780
110,098	*	TripAdvisor, Inc	5,939
37,175		World Wrestling Entertainment, Inc (Class A)	2,778
819,094		WPP plc	8,914
		TOTAL MEDIA & ENTERTAINMENT	264,540

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.9%
402,535		AbbVie, Inc	37,110
81,706	*	Acadia Pharmaceuticals, Inc	1,321
8,756	*	Acceleron Pharma, Inc	381
4,399	*	Acorda Therapeutics, Inc	69
18,975	*	Aduro Biotech, Inc	50
229,517		Agilent Technologies, Inc	15,483
24,557	*	Agios Pharmaceuticals, Inc	1,132
85,128	*	Akorn, Inc	289
254,585		Amgen, Inc	49,560
701,314		Astellas Pharma, Inc	8,960
291,740		AstraZeneca plc	21,777
9,400		AstraZeneca plc (ADR)	357
56,798	*,e	Aurora Cannabis, Inc	282
85,693	*	Bellicum Pharmaceuticals, Inc	250
165,249	*	BioCryst Pharmaceuticals, Inc	1,334
84,486	*	Biogen Idec, Inc	25,424
68,357	*	BioMarin Pharmaceutical, Inc	5,821
14,780	*	Bluebird Bio, Inc	1,466
664,344		Bristol-Myers Squibb Co	34,533
1,178		Bruker BioSciences Corp	35
291,645	*	Celgene Corp	18,692
149,797		Chugai Pharmaceutical Co Ltd	8,688
69,722	*	Coherus Biosciences, Inc	631
23,539	*,e	Collegium Pharmaceutical, Inc	404
124,507		CSL Ltd	16,263
91,300		Eisai Co Ltd	7,068
431,197		Eli Lilly & Co	49,898
5,911	*,e	Esperion Thereapeutics, Inc	272
40,521	*	FibroGen, Inc	1,875
19,936	*,e	Flexion Therapeutics Inc	226
26,611	*	Genmab AS	4,375
422,081		Gilead Sciences, Inc	26,401
67,537		H Lundbeck AS	2,973
11,045	*	Halozyme Therapeutics, Inc	162
65,390	*	Illumina, Inc	19,612
32,294	*	Inovio Pharmaceuticals, Inc	129
34,337	*	Intersect ENT, Inc	968
64,045	*	Iovance Biotherapeutics, Inc	567
95,476	*	IQVIA Holdings, Inc	11,091
417	*	Jazz Pharmaceuticals plc	52
252,800		Kyowa Hakko Kogyo Co Ltd	4,777
33,093		Lonza Group AG.	8,603
85,531		Merck KGaA	8,804
7,999	*	Mettler-Toledo International, Inc	4,524
71,288	*	Nektar Therapeutics	2,343
453,400		Novo Nordisk AS	20,823
92,678	*,e	Opko Health, Inc	279
1,883		Orion Oyj (Class B)	66
9,341		PerkinElmer, Inc	734
405

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
652		Perrigo Co plc	$25
160,718	*	Progenics Pharmaceuticals, Inc	675
16,974	*	Prothena Corp plc	175
181,028	*	QIAGEN NV (Turquoise)	6,186
567	*	Repligen Corp	30
143,359		Roche Holding AG.	35,590
10,089	*	Sage Therapeutics, Inc	966
62,806	*	Sangamo Biosciences, Inc	721
259,402		Sanofi-Aventis	22,503
25,811	*	Sarepta Therapeutics, Inc	2,817
874,008		Schering-Plough Corp	66,783
93,800		Shionogi & Co Ltd	5,354
4,346	*	Spark Therapeutics, Inc	170
23,800		Sumitomo Dainippon Pharma Co Ltd	759
19,426	*,e	TESARO, Inc	1,442
30,109	*,e	Theravance Biopharma, Inc	770
42,324		UCB S.A.	3,457
31,135	*	Ultragenyx Pharmaceutical, Inc	1,354
109,468	*	Vertex Pharmaceuticals, Inc	18,140
4,804		Vifor Pharma AG.	523
25,754	*	Waters Corp	4,858
371,887		Zoetis, Inc	31,811
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	632,043

REAL ESTATE - 2.0%
15,548	*,e	Altisource Portfolio Solutions S.A.	350
17,412		American Campus Communities, Inc	721
244,770		American Tower Corp	38,720
108,838		Boston Properties, Inc	12,250
4,210		Brandywine Realty Trust	54
887,545		British Land Co plc	6,036
80,242		Brixmor Property Group, Inc	1,179
1,153,449		CapitaLand Ltd	2,630
142,403	*	CBRE Group, Inc	5,702
228,200		City Developments Ltd	1,360
32,533		Coresite Realty	2,838
317,700		Daiwa House Industry Co Ltd	10,134
132,166		Duke Realty Corp	3,423
2,171		Easterly Government Properties, Inc	34
56,380		Equinix, Inc	19,877
539		Gecina S.A.	70
462,907		Hammerson plc	1,949
1,962,000		Hang Lung Properties Ltd	3,729
329,519		HCP, Inc	9,203
257,492		Host Marriott Corp	4,292
50,390	*	Howard Hughes Corp	4,919
286,700		Hulic Co Ltd	2,562
260,670		Hysan Development Co Ltd	1,240
140,332		Iron Mountain, Inc	4,548
40,680		iStar Financial, Inc	373
2,640		Jones Lang LaSalle, Inc	334
45,796		Lend Lease Corp Ltd	375
3,590		Liberty Property Trust	150
423,000		Link REIT	4,288
406

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
610,400		Mitsubishi Estate Co Ltd	$9,604
362,810		Mitsui Fudosan Co Ltd	8,059
17		Nippon ProLogis REIT, Inc	36
59,300		Nomura Real Estate Holdings, Inc	1,087
49,218		NorthStar Realty Europe Corp	716
7,000		Piedmont Office Realty Trust, Inc	119
508,773		Prologis, Inc	29,875
36,640		QTS Realty Trust, Inc	1,358
3,184		Rayonier, Inc	88
3,772	e	Realogy Holdings Corp	55
3,556		RMR Group, Inc	189
72,910	*	SBA Communications Corp	11,803
405,518		Scentre Group	1,115
994,327		Segro plc	7,465
12,041		Senior Housing Properties Trust	141
6,210		Starwood Property Trust, Inc	122
463,500		Swire Pacific Ltd (Class A)	4,894
1,128,400		Swire Properties Ltd	3,965
2,845	*	Tejon Ranch Co	47
35,140		Tier REIT, Inc	725
88,536		UDR, Inc	3,508
40,112		Unibail-Rodamco-Westfield	6,207
34,700		UOL Group Ltd	158
326,174		Welltower, Inc	22,640
257,094		Weyerhaeuser Co	5,620
		TOTAL REAL ESTATE	262,936

RETAILING - 2.5%
74,043	*	1-800-FLOWERS.COM, Inc (Class A)	906
35,173		Advance Auto Parts, Inc	5,538
440	*	Autonation, Inc	16
94,692		Best Buy Co, Inc	5,015
23,621	*	Booking Holdings, Inc	40,685
77,773	*	CarMax, Inc	4,879
124,524	*	Etsy, Inc	5,924
215,636		Expedia, Inc	24,291
18,500		Fast Retailing Co Ltd	9,449
3,529	*	Five Below, Inc	361
3,480	e	GameStop Corp (Class A)	44
171,730		Gap, Inc	4,424
24,552	*	Genesco, Inc	1,088
679		Genuine Parts Co	65
331		Group 1 Automotive, Inc	17
912,891	*	Groupon, Inc	2,921
14,217		Haverty Furniture Cos, Inc	267
61,083		Hennes & Mauritz AB (B Shares)	869
31,775	*	Hibbett Sports, Inc	454
370,326		Home Depot, Inc	63,629
419,176		Industria De Diseno Textil S.A.	10,699
97,400		Jardine Cycle & Carriage Ltd	2,522
27,238		Kering	12,760
602,335		Kingfisher plc	1,584
151,578		Kohl’s Corp	10,056
407

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
829		L Brands, Inc	$21
80,537	*,e	Lands’ End, Inc	1,144
120,512	*	LKQ Corp	2,860
401,684		Lowe’s Companies, Inc	37,100
1,225		Macy’s, Inc	36
16,107	*	MarineMax, Inc	295
342,665	e	Marks & Spencer Group plc	1,075
2,400		Marui Co Ltd	46
308	*	Murphy USA, Inc	24
31,269		Next plc	1,592
300		Nitori Co Ltd	38
25,231		Nordstrom, Inc	1,176
119,203		Nutri/System, Inc	5,231
102,526		Office Depot, Inc	264
201		Pool Corp	30
171,930	*	Quotient Technology, Inc	1,836
26,624	*	Rent-A-Center, Inc	431
229,722		Ross Stores, Inc	19,113
1,746	*	Sally Beauty Holdings, Inc	30
15,085		Shoe Carnival, Inc	505
108,130	*	Shutterfly, Inc	4,353
98,632		Target Corp	6,519
22,162		Tiffany & Co	1,784
15,696		Tile Shop Holdings, Inc	86
170,936		TJX Companies, Inc	7,648
12,920		Tractor Supply Co	1,078
28,222	*	Ulta Beauty, Inc	6,910
272,467		Wesfarmers Ltd	6,190
46,193	e	Williams-Sonoma, Inc	2,330
29,100	*,g	Zalando SE	752
		TOTAL RETAILING	318,960

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
525,988		Applied Materials, Inc	17,221
102,635		ASML Holding NV	16,079
29,888	*	Cirrus Logic, Inc	992
21,963	*	First Solar, Inc	932
18,222	*	Integrated Device Technology, Inc	882
1,322,542		Intel Corp	62,067
68,536		Lam Research Corp	9,332
191,438		NVIDIA Corp	25,557
435,099		Texas Instruments, Inc	41,117
56,700		Tokyo Electron Ltd	6,383
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	180,562

SOFTWARE & SERVICES - 5.0%
299,265		Accenture plc	42,199
126,749	*	Adobe, Inc	28,676
102,701		Amadeus IT Holding S.A.	7,146
733		Atos Origin S.A.	60
160,982	*	Autodesk, Inc	20,704
51,133	*	Benefitfocus, Inc	2,338
371,579	*	Black Knight, Inc	16,743
27,736		Blackbaud, Inc	1,745
408

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
85,228	*	Blackberry Ltd (New)	$606
326,534		Booz Allen Hamilton Holding Co	14,717
179,568	*	Cadence Design Systems, Inc	7,808
80,102		Cap Gemini S.A.	7,967
127,574	*	CGI Group, Inc	7,803
23,801	*	ChannelAdvisor Corp	270
95,102		Computershare Ltd	1,153
415,660	*	Conduent, Inc	4,418
63,670		CSG Systems International, Inc	2,023
33,942	*,e	Ellie Mae, Inc	2,133
29,933	*	ExlService Holdings, Inc	1,575
95,600		Fujitsu Ltd	5,959
396,413		International Business Machines Corp	45,060
176,596		Intuit, Inc	34,763
216,763	*	Limelight Networks, Inc	507
88,213		LogMeIn, Inc	7,195
771	*	Manhattan Associates, Inc	33
1,758,895		Microsoft Corp	178,651
85,314	*	MINDBODY, Inc	3,105
42,795	*	MoneyGram International, Inc	86
90,382	*	New Relic, Inc	7,318
64,400		Nomura Research Institute Ltd	2,388
89,639	*	Nutanix, Inc	3,728
29,738	*	OneSpan, Inc	385
96,077		Open Text Corp	3,132
1,118,967		Oracle Corp	50,521
1,800		Otsuka Corp	50
19,344	*	Paycom Software, Inc	2,369
5,706	*	Paylocity Holding Corp	344
70,881	*	Perficient, Inc	1,578
37,857	*	Qualys, Inc	2,829
30,361	*	Rapid7, Inc	946
103,864	*	RingCentral, Inc	8,563
336,752	*	salesforce.com, Inc	46,125
228,038		SAP AG.	22,633
67,561		Science Applications International Corp	4,304
61,087	*	SPS Commerce, Inc	5,032
41,006	*	Sykes Enterprises, Inc	1,014
31,618	*	Tableau Software, Inc	3,794
224,993	*	Teradata Corp	8,631
82,173		TiVo Corp	773
250,782		Travelport Worldwide Ltd	3,917
6,080		TTEC Holdings, Inc	174
73,387	*,e	Twilio, Inc	6,553
18,383	*	Ultimate Software Group, Inc	4,501
40,347	*	Virtusa Corp	1,718
117		VMware, Inc (Class A)	16
37,590	*	Zendesk, Inc	2,194
		TOTAL SOFTWARE & SERVICES	640,973

TECHNOLOGY HARDWARE & EQUIPMENT - 3.0%
15,530	*	Anixter International, Inc	843
1,036,835		Apple, Inc	163,550
409

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
18,747		Badger Meter, Inc	$923
4,043		Belden CDT, Inc	169
127,495		Benchmark Electronics, Inc	2,700
1,503,382		Cisco Systems, Inc	65,142
2,446	*	Coherent, Inc	259
61,509	*	Cray, Inc	1,328
33,384		CTS Corp	864
39,009		Daktronics, Inc	289
148,884		Dolby Laboratories, Inc (Class A)	9,207
73,380	*	Fabrinet	3,765
25,626	*	FARO Technologies, Inc	1,041
76,904	*	Finisar Corp	1,661
1,196,712		Hewlett Packard Enterprise Co	15,809
1,340,396		HP, Inc	27,424
20,660	*	Insight Enterprises, Inc	842
44,469	*	Itron, Inc	2,103
56,436		Kemet Corp	990
27,137		Keyence Corp	13,716
4,153	*	Keysight Technologies, Inc	258
34,382	*	Kimball Electronics, Inc	533
193,000		Konica Minolta Holdings, Inc	1,737
151,900		Kyocera Corp	7,593
25,369		Littelfuse, Inc	4,350
12,679	*	Lumentum Holdings, Inc	533
8,736		Methode Electronics, Inc	203
82,557		Motorola, Inc	9,497
3,868		MTS Systems Corp	155
69,700		Murata Manufacturing Co Ltd	9,392
158,385		National Instruments Corp	7,188
103,381		NEC Corp	3,074
9,996	*	Netgear, Inc	520
26,169	*	Novanta, Inc	1,649
58,800		Omron Corp	2,132
7,653	*	OSI Systems, Inc	561
21,896	*	Plexus Corp	1,118
64,222	*	Ribbon Communications, Inc	310
20,224	*	Rogers Corp	2,003
67,700		Shimadzu Corp	1,335
25,259		SYNNEX Corp	2,042
4,348		TE Connectivity Ltd	329
74,240	*	Tech Data Corp	6,074
150,468	*	TTM Technologies, Inc	1,464
138,749		Vishay Intertechnology, Inc	2,499
138,600		Yaskawa Electric Corp	3,388
32,700		Yokogawa Electric Corp	564
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	383,126

TELECOMMUNICATION SERVICES - 1.4%
14,903	*	Boingo Wireless, Inc	307
3,499,168		BT Group plc	10,640
863,016		CenturyLink, Inc	13,075
72,478	*	Cincinnati Bell, Inc	564
24,511		Cogent Communications Group, Inc	1,108
100,517	e	Consolidated Communications Holdings, Inc	993
410

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
169,711	*,e	Gogo, Inc	$507
207,233	*	Iridium Communications, Inc	3,823
535,332		KDDI Corp	12,792
502,700		NTT DoCoMo, Inc	11,295
725,735		Orange S. A.	11,761
47,991	*	Orbcomm, Inc	396
190,961		Rogers Communications, Inc (Class B)	9,786
3,479,100	e	Singapore Telecommunications Ltd	7,488
536,300		Singapore Telecommunications Ltd	1,166
1,989,275	*	Sprint Corp	11,578
17,350		Swisscom AG.	8,293
2,071		Tele2 AB (B Shares)	26
183,099		Telenor ASA	3,556
25,967		TeliaSonera AB	123
779,160		Telstra Corp Ltd	1,564
14,166		TELUS Corp	469
723,589		Verizon Communications, Inc	40,680
7,959,853		Vodafone Group plc	15,476
446,130	*	Vonage Holdings Corp	3,895
308,391	*	Zayo Group Holdings, Inc	7,044
		TOTAL TELECOMMUNICATION SERVICES	178,405

TRANSPORTATION - 1.7%
27,025		Aeroports de Paris	5,125
26,400		All Nippon Airways Co Ltd	948
60		Amerco, Inc	20
4,904		Arkansas Best Corp	168
298,609		Auckland International Airport Ltd	1,441
11,737	*	Avis Budget Group, Inc	264
196,808		Canadian National Railway Co	14,576
58,600		Central Japan Railway Co	12,364
612		CH Robinson Worldwide, Inc	51
307,314		CSX Corp	19,093
252,046		Delta Air Lines, Inc	12,577
313,413		Deutsche Post AG.	8,559
127,000		East Japan Railway Co	11,215
12,132	*	Echo Global Logistics, Inc	247
813		Expeditors International of Washington, Inc	55
33,952		Fraport AG. Frankfurt Airport Services Worldwide	2,430
100	*	Genesee & Wyoming, Inc (Class A)	7
80,600		Hankyu Hanshin Holdings, Inc	2,680
33,090	*	Hertz Global Holdings, Inc	452
592		Kansas City Southern Industries, Inc	56
9,600		Kintetsu Corp	417
723		Kuehne & Nagel International AG.	93
459		Landstar System, Inc	44
1,516,364		MTR Corp	7,980
23,078		Nippon Yusen Kabushiki Kaisha	353
82,744		Norfolk Southern Corp	12,374
42,500		Odakyu Electric Railway Co Ltd	935
185,000		Singapore Airlines Ltd	1,278
288,202		Southwest Airlines Co	13,396
71,470		Sydney Airport	339
411

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
75,800		Tokyu Corp	$1,239
1,122,669		Transurban Group (ASE)	9,214
286,217		Union Pacific Corp	39,564
352,474		United Parcel Service, Inc (Class B)	34,377
200		West Japan Railway Co	14
8,260	*	YRC Worldwide, Inc	26
		TOTAL TRANSPORTATION	213,971

UTILITIES - 2.1%
161,542	e	AltaGas Ltd	1,645
355,606		American Electric Power Co, Inc	26,578
38,489		American Water Works Co, Inc	3,494
500,415		APA Group (ASE)	2,998
4,270		Aqua America, Inc	146
7,166		Avista Corp	304
332,200		Chubu Electric Power Co, Inc	4,720
5,605		CMS Energy Corp	278
258,611		Consolidated Edison, Inc	19,773
459,445		Dominion Resources, Inc	32,832
1,246		DTE Energy Co	137
117,711		Edison International	6,682
1,825,905		Enel S.p.A.	10,585
10,425		Energias de Portugal S.A.	36
188,278		Eversource Energy	12,246
112,045		Fortis, Inc	3,735
12,890		Gas Natural SDG S.A.	329
4,945,147		Hong Kong & China Gas Ltd	10,217
103,000		Hong Kong Electric Holdings Ltd	716
1,903,650		Iberdrola S.A.	15,286
17,899		Idacorp, Inc	1,666
142,000		Kyushu Electric Power Co, Inc	1,691
680,684		Meridian Energy Ltd	1,558
1,192,346		National Grid plc	11,665
6,499		NiSource, Inc	165
50,944	g	Orsted AS	3,409
3,980		Pinnacle West Capital Corp	339
271,737		Public Service Enterprise Group, Inc	14,144
649,423		Scottish & Southern Energy plc	8,968
170,694		Sempra Energy	18,467
35,973		South Jersey Industries, Inc	1,000
680,000		Southern Co	29,866
400		Tokyo Gas Co Ltd	10
638,315		United Utilities Group plc	6,002
980		Vectren Corp	71
145,186		WEC Energy Group, Inc	10,056
283,626		Xcel Energy, Inc	13,974
		TOTAL UTILITIES	275,788

		TOTAL COMMON STOCKS	7,321,778
		(Cost $6,553,152)

PREFERRED STOCKS - 0.2%

BANKS - 0.2%
233,115	*	Federal Home Loan Mortgage Corp	1,632
740,991	*	Federal National Mortgage Association	5,150
412

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
14,500	*	M&T Bank Corp	$14,681
		TOTAL BANKS	21,463
		TOTAL PREFERRED STOCKS	21,463
		(Cost $38,865)

RIGHTS / WARRANTS - 0.0%
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
38,808	†	Media General, Inc	0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	0

ENERGY - 0.0%
581,547	e,m	Repsol S.A.	267
		TOTAL ENERGY	267

		TOTAL RIGHTS / WARRANTS	267
		(Cost $272)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.6%

GOVERNMENT AGENCY DEBT - 0.2%
$28,910,000		Federal Home Loan Bank (FHLB)	2.100%	01/02/19	28,910
		TOTAL GOVERNMENT AGENCY DEBT			28,910

TREASURY DEBT - 0.2%
20,010,000		United States Treasury Bill	2.363	03/28/19	19,896
		TOTAL TREASURY DEBT			19,896

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
156,436,465	c	State Street Navigator Securities Lending Government Money Market Portfolio			156,436
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			156,436

		TOTAL SHORT-TERM INVESTMENTS			205,242
		(Cost $205,242)

		TOTAL INVESTMENTS - 100.6%			12,934,711
		(Cost $12,252,662)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(76,344)
		NET ASSETS - 100.0%			$12,858,367

Abbreviation(s):
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
M	Month
OTC	Over The Counter
REIT	Real Estate Investment Trust
413

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $150,948,463.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/18, the aggregate value of these securities was $1,241,326,160 or 9.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.
414

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND

MONEY MARKET ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2018

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
SHORT-TERM INVESTMENTS - 100.2%

GOVERNMENT AGENCY DEBT - 59.6%
$26,090,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	01/02/19	$26,088
10,000,000	FAMC	0.010	01/25/19	9,985
10,000,000	FAMC	0.010	02/11/19	9,973
10,000,000	FAMC	0.010	02/20/19	9,967
8,000,000	Federal Farm Credit Bank (FFCB)	0.010	01/07/19	7,997
5,000,000	FFCB	0.010	01/11/19	4,997
44,000,000	FFCB	0.010	01/16/19	43,959
4,000,000	FFCB	0.010	01/17/19	3,996
5,000,000	FFCB	0.010	01/18/19	4,995
3,600,000	FFCB	0.010	01/25/19	3,595
42,000,000	FFCB	0.010	01/29/19	41,926
19,000,000	FFCB	0.010	02/05/19	18,957
20,000,000	FFCB	0.010	02/06/19	19,954
48,000,000	FFCB	0.010	02/08/19	47,888
24,000,000	FFCB	0.010	02/14/19	23,932
56,000,000	FFCB	0.010	02/19/19	55,825
20,000,000	FFCB	0.010	02/27/19	19,930
23,000,000	FFCB	0.010	03/07/19	22,904
21,500,000	FFCB	0.010	03/18/19	21,393
22,500,000	FFCB	0.010	03/20/19	22,385
8,000,000	FFCB	0.010	03/21/19	7,960
22,800,000	FFCB	0.010	03/22/19	22,680
16,500,000	FFCB	0.010	04/05/19	16,396
31,150,000	FFCB	0.010	04/12/19	30,939
15,000,000	FFCB	0.010	04/18/19	14,892
3,000,000	FFCB	0.010	04/22/19	2,977
24,500,000	FFCB	0.010	04/26/19	24,309
15,600,000	FFCB	0.010	05/02/19	15,471
25,000,000	FFCB	0.010	05/03/19	24,792
17,500,000	FFCB	0.010	05/06/19	17,349
15,900,000	FFCB	0.010	05/08/19	15,761
9,000,000	FFCB	0.010	05/17/19	8,916
20,000,000	FFCB	0.010	05/20/19	19,809
33,800,000	FFCB	0.010	05/23/19	33,470
16,120,000	Federal Home Loan Bank (FHLB)	0.010	01/02/19	16,119
80,000,000	FHLB	0.010	01/04/19	79,985
47,640,000	FHLB	0.010	01/07/19	47,622
80,000,000	FHLB	0.010	01/08/19	79,966
110,258,000	FHLB	0.010	01/09/19	110,203
110,725,000	FHLB	0.010	01/11/19	110,656
100,590,000	FHLB	0.010	01/14/19	100,508
20,000,000	FHLB	0.010	01/15/19	19,983
40,000,000	FHLB	0.010	01/16/19	39,962
24,300,000	FHLB	0.010	01/18/19	24,274
19,785,000	FHLB	0.010	01/22/19	19,759
95,090,000	FHLB	0.010	01/23/19	94,958
415

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$39,162,000	FHLB	0.010%	01/25/19	$39,102
183,000,000	FHLB	0.010	01/28/19	182,684
90,000,000	FHLB	0.010	01/29/19	89,840
138,350,000	FHLB	0.010	01/30/19	138,094
30,500,000	FHLB	0.010	01/31/19	30,441
130,497,000	FHLB	0.010	02/01/19	130,235
90,200,000	FHLB	0.010	02/05/19	89,992
111,775,000	FHLB	0.010	02/06/19	111,515
25,000,000	FHLB	0.010	02/08/19	24,938
168,500,000	FHLB	0.010	02/11/19	168,048
65,000,000	FHLB	0.010	02/12/19	64,824
23,810,000	FHLB	0.010	02/13/19	23,744
26,200,000	FHLB	0.010	02/14/19	26,123
70,000,000	FHLB	0.010	02/15/19	69,793
50,000,000	FHLB	0.010	02/19/19	49,842
94,398,000	FHLB	0.010	02/20/19	94,088
67,907,000	FHLB	0.010	02/22/19	67,676
100,000,000	FHLB	0.010	02/25/19	99,641
70,000,000	FHLB	0.010	02/26/19	69,743
25,500,000	FHLB	0.010	02/27/19	25,408
50,000,000	FHLB	0.010	03/01/19	49,807
30,000,000	FHLB	0.010	03/04/19	29,877
82,800,000	FHLB	0.010	03/05/19	82,456
43,545,000	FHLB	0.010	03/06/19	43,366
47,600,000	FHLB	0.010	03/07/19	47,396
108,000,000	FHLB	0.010	03/08/19	107,526
101,500,000	FHLB	0.010	03/11/19	101,034
100,000,000	FHLB	0.010	03/12/19	99,538
97,230,000	FHLB	0.010	03/13/19	96,772
53,000,000	FHLB	0.010	03/15/19	52,743
83,855,000	FHLB	0.010	03/18/19	83,431
65,000,000	FHLB	0.010	03/19/19	64,666
15,000,000	FHLB	0.010	04/08/19	14,902
5,000,000	FHLB	0.010	04/10/19	4,967
900,000	FHLB	0.010	04/24/19	893
28,340,000	FHLB	0.010	05/03/19	28,103
19,115,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010	01/02/19	19,114
70,000,000	FHLMC	0.010	01/07/19	69,975
25,000,000	FHLMC	0.010	01/08/19	24,989
10,000,000	FHLMC	0.010	01/09/19	9,995
20,000,000	FHLMC	0.010	01/11/19	19,988
29,000,000	FHLMC	0.010	01/18/19	28,969
110,635,000	FHLMC	0.010	01/22/19	110,490
33,100,000	FHLMC	0.010	01/23/19	33,056
15,000,000	FHLMC	0.010	02/04/19	14,968
50,000,000	FHLMC	0.010	02/05/19	49,890
50,000,000	FHLMC	0.010	02/08/19	49,880
78,985,000	FHLMC	0.010	02/13/19	78,764
25,630,000	FHLMC	0.010	02/20/19	25,547
25,000,000	FHLMC	0.010	02/25/19	24,911
63,605,000	FHLMC	0.010	02/26/19	63,373
50,000,000	FHLMC	0.010	02/27/19	49,815
100,000,000	FHLMC	0.010	03/04/19	99,592
94,274,000	FHLMC	0.010	03/11/19	93,841
416

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$50,000,000	FHLMC	0.010%	03/20/19	$49,742
50,000,000	FHLMC	0.010	03/22/19	49,737
34,385,000	FHLMC	0.010	03/25/19	34,197
15,285,000	FHLMC	0.010	03/26/19	15,201
55,000,000	Federal National Mortgage Association (FNMA)	0.010	01/02/19	54,997
10,000,000	FNMA	0.010	01/03/19	9,999
37,415,000	FNMA	0.010	01/04/19	37,408
20,000,000	FNMA	0.010	01/08/19	19,991
20,000,000	FNMA	0.010	01/09/19	19,990
67,850,000	FNMA	0.010	01/16/19	67,786
20,000,000	FNMA	0.010	01/17/19	19,980
10,000,000	FNMA	0.010	01/23/19	9,986
10,000,000	FNMA	0.010	01/28/19	9,983
10,000,000	FNMA	0.010	02/01/19	9,980
80,000,000	FNMA	0.010	02/04/19	79,827
55,000,000	FNMA	0.010	02/05/19	54,878
20,000,000	FNMA	0.010	02/06/19	19,954
20,000,000	FNMA	0.010	02/08/19	19,951
24,285,000	FNMA	0.010	02/11/19	24,222
70,000,000	FNMA	0.010	02/12/19	69,812
11,700,000	FNMA	0.010	02/13/19	11,667
10,000,000	FNMA	0.010	02/14/19	9,972
20,000,000	FNMA	0.010	02/15/19	19,942
20,000,000	FNMA	0.010	02/19/19	19,938
15,000,000	FNMA	1.875	02/19/19	14,989
20,000,000	FNMA	0.010	02/22/19	19,934
10,000,000	FNMA	0.010	02/25/19	9,965
42,000,000	FNMA	0.010	02/27/19	41,842
10,000,000	FNMA	0.010	03/01/19	9,962
20,000,000	FNMA	0.010	03/04/19	19,920
53,800,000	FNMA	0.010	03/05/19	53,581
65,833,000	FNMA	0.010	03/06/19	65,554
30,000,000	FNMA	0.010	03/08/19	29,872
57,235,000	FNMA	0.010	03/13/19	56,965
36,800,000	FNMA	0.010	03/20/19	36,611
5,665,000	Tennessee Valley Authority (TVA)	0.010	01/15/19	5,660
	TOTAL GOVERNMENT AGENCY DEBT			5,894,762

TREASURY DEBT - 20.5%
120,000,000	United States Treasury Bill	0.010	01/03/19	119,986
20,000,000	United States Treasury Bill	0.010	01/08/19	19,991
133,625,000	United States Treasury Bill	0.010	01/10/19	133,553
10,000,000	United States Treasury Bill	0.010	01/15/19	9,991
111,465,000	United States Treasury Bill	0.010	01/17/19	111,357
129,485,000	United States Treasury Bill	0.010	01/24/19	129,301
10,000,000	United States Treasury Bill	0.010	01/29/19	9,982
80,000,000	United States Treasury Bill	0.010	01/31/19	79,846
25,400,000	United States Treasury Bill	0.010	02/05/19	25,343
140,000,000	United States Treasury Bill	0.010	02/07/19	139,678
10,000,000	United States Treasury Bill	0.010	02/12/19	9,973
109,055,000	United States Treasury Bill	0.010	02/14/19	108,753
164,455,000	United States Treasury Bill	0.010	02/21/19	163,922
25,800,000	United States Treasury Bill	0.010	02/26/19	25,705
417

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$81,660,000		United States Treasury Bill		0.010%	02/28/19	$81,356
116,110,000		United States Treasury Bill		0.010	03/07/19	115,620
101,020,000		United States Treasury Bill		0.010	03/14/19	100,548
50,000,000		United States Treasury Bill		0.010	03/21/19	49,743
60,000,000		United States Treasury Bill		0.010	03/28/19	59,661
92,435,000		United States Treasury Bill		0.010	04/04/19	91,868
75,000,000		United States Treasury Bill		0.010	04/11/19	74,499
36,235,000		United States Treasury Bill		0.010	04/18/19	35,975
20,000,000		United States Treasury Bill		0.010	04/25/19	19,846
100,000		United States Treasury Bill		0.010	05/16/19	99
91,250,000		United States Treasury Note		1.125	01/15/19	91,211
10,000,000		United States Treasury Note		1.125	01/31/19	9,991
25,000,000		United States Treasury Note		1.250	01/31/19	24,979
40,000,000		United States Treasury Note		1.500	01/31/19	39,973
53,140,000		United States Treasury Note		0.750	02/15/19	53,034
20,000,000		United States Treasury Note		1.500	02/28/19	19,971
78,590,000		United States Treasury Note		1.000	03/15/19	78,370
		TOTAL TREASURY DEBT				2,034,125

VARIABLE RATE SECURITIES - 20.1%
40,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	EFFR + 0.020%	2.420	01/25/19	40,000
31,000,000	i	FAMC	LIBOR 1 M - 0.075%	2.272	02/04/19	31,000
25,000,000	i	FAMC	EFFR + 0.010%	2.410	03/01/19	25,000
25,000,000	i	FAMC	LIBOR 1 M - 0.105%	2.244	03/01/19	25,000
25,000,000	i	FAMC	EFFR + 0.080%	2.480	03/01/19	25,000
40,000,000	i	FAMC	EFFR + 0.010%	2.410	04/01/19	40,000
45,000,000	i	FAMC	LIBOR 3 M - 0.210%	2.435	05/20/19	45,000
30,000,000	i	FAMC	LIBOR 1 M - 0.050%	2.299	07/01/19	30,000
50,000,000	i	FAMC	EFFR + 0.150%	2.550	09/27/19	50,000
30,000,000	i	FAMC	LIBOR 3 M - 0.200%	2.567	11/01/19	30,000
44,500,000	i	FAMC	EFFR + 0.120%	2.520	02/26/20	44,500
45,000,000	i	Federal Farm Credit Bank (FFCB)	FRED - 3.020%	2.480	01/14/19	45,002
20,000,000	i	FFCB	LIBOR 3 M - 0.160%	2.276	01/15/19	20,000
50,000,000	i	FFCB	LIBOR 1 M - 0.110%	2.396	01/25/19	50,000
33,700,000	i	FFCB	FRED - 3.020%	2.480	03/27/19	33,709
50,000,000	i	FFCB	LIBOR 1 M - 0.145%	2.377	03/29/19	49,999
7,500,000	i	FFCB	EFFR - 0.000%	2.400	04/15/19	7,499
50,000,000	i	FFCB	LIBOR 1 M - 0.125%	2.258	06/07/19	50,000
55,000,000	i	FFCB	FRED - 3.080%	2.420	06/27/19	55,003
50,000,000	i	FFCB	FRED - 3.080%	2.420	08/16/19	49,997
30,000,000	i	FFCB	EFFR - 0.015%	2.385	09/20/19	30,000
57,500,000	i	FFCB	FRED - 3.075%	2.425	09/25/19	57,466
50,000,000	i	FFCB	FRED - 3.080%	2.420	10/10/19	49,965
40,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	2.480	10/18/19	40,000
10,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	2.480	11/04/19	10,001
47,000,000	i	FFCB	FRED - 3.065%	2.435	12/26/19	46,981
50,000,000	i	FFCB	US Treasury Bill 3 M + 0.055%	2.485	01/27/20	50,000
80,000,000	i	FFCB	FRED - 2.980%	2.520	02/20/20	79,996
21,700,000	i	FFCB	FRED - 2.870%	2.630	05/29/20	21,700
50,000,000	i	FFCB	FRED - 2.960%	2.540	07/09/20	49,994
418

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)
$50,000,000	i	FFCB	US Treasury Bill 3 M + 0.045%	2.475%	08/17/20	$49,996
72,500,000	i	Federal Home Loan Bank (FHLB)	LIBOR 3 M - 0.200%	2.245	01/18/19	72,500
20,000,000	i	FHLB	LIBOR 3 M - 0.230%	2.385	02/13/19	20,000
50,000,000	i	FHLB	LIBOR 1 M - 0.040%	2.464	02/22/19	50,004
38,000,000	i	FHLB	LIBOR 3 M - 0.235%	2.504	03/06/19	37,997
69,000,000	i	FHLB	SOFR + 4.000%	2.500	05/15/19	69,000
45,000,000	i	FHLB	LIBOR 1 M - 0.070%	2.351	07/12/19	45,000
19,000,000	i	FHLB	SOFR + 6.000%	2.520	09/10/19	19,000
8,300,000	i	FHLB	US Treasury Bill 3 M + 0.070%	2.534	01/30/20	8,303
30,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	SOFR + 2.500%	2.485	05/08/19	30,000
50,000,000	i	FHLMC	LIBOR 1 M - 0.095%	2.375	06/19/19	50,000
27,500,000	i	FHLMC	SOFR + 3.000%	2.490	06/19/19	27,500
12,000,000	i	FHLMC	LIBOR 3 M - 0.165%	2.243	07/05/19	12,003
80,900,000	i	FHLMC	LIBOR 1 M - 0.100%	2.287	08/08/19	80,901
30,000,000	i	FHLMC	LIBOR 3 M - 0.225%	2.466	08/27/19	30,000
35,000,000	i	Federal National Mortgage Association (FNMA)	LIBOR 1 M - 0.000%	2.506	02/28/19	35,008
20,000,000	i	FNMA	SOFR + 7.000%	2.530	10/30/19	20,000
30,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M - 0.000%	2.430	01/31/20	30,000
120,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.033%	2.463	04/30/20	120,025
		TOTAL VARIABLE RATE SECURITIES				1,990,049

		TOTAL SHORT-TERM INVESTMENTS				9,918,936
		(Cost $9,918,936)

		TOTAL INVESTMENTS - 100.2% (Cost $9,918,936)				9,918,936
		OTHER ASSETS & LIABILITIES, NET - (0.2)%				(20,562)
		NET ASSETS - 100.0%				$9,898,374

Abbreviation(s):
EFFR	Effective Federal Funds Rate
FRED	Federal Bank Prime Loan Rate
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.
419

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of College Retirement Equities Fund and Participants of Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account, and Money Market Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Social Choice Account, Money Market Account and portfolio of investments, of Inflation-Linked Bond Account (constituting College Retirement Equities Fund, hereafter collectively referred to as the “Accounts”) as of December 31, 2018, the related statements of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Accounts as of December 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on the Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

February 21, 2019

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

420

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated: February 21, 2019	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 21, 2019	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and
Executive Vice President
(principal executive officer)

Dated: February 21, 2019	By:	/s/Glenn E. Brightman
Glenn E. Brightman
Executive Vice President, Chief Financial Officer and Principal Accounting Officer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer